UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—April 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2022
Vanguard Municipal Money Market Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	44

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
Municipal Money Market Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,000.50	$0.55
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.11%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Municipal Money Market Fund
Fund Allocation (% of investments)
As of April 30, 2022
New York	15.6%
Texas	12.7
Multiple States	9.1
Illinois	5.1
Pennsylvania	4.7
Colorado	3.8
Michigan	3.7
Georgia	3.4
Florida	3.1
Connecticut	3.0
Ohio	3.0
Missouri	3.0
Tennessee	2.6
California	2.5
District of Columbia	2.0
North Carolina	1.7
Wisconsin	1.6
Washington	1.4
Maryland	1.3
New Jersey	1.3
Massachusetts	1.3
Nevada	1.2
West Virginia	1.1
Virginia	1.1
Indiana	1.0
Nebraska	1.0
Alaska	1.0
Other	7.7
3

Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (94.2%)
Alabama (0.3%)
[1,2]	Homewood AL Educational Building Authority College & University Revenue TOB VRDO	0.490%	5/6/22	3,165	3,165
[1,2,3]	Huntsville AL Health Care Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	6,135	6,135
[1,2]	Infirmary Health System Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.350%	5/2/22	9,455	9,455
[1,2]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.450%	5/5/22	15,770	15,770
[1,2]	UAB Medicine Finance Authority AL Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	12,485	12,485
					47,010
Alaska (0.9%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project) VRDO	0.460%	5/5/22	2,535	2,535
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	33,750	33,750
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.460%	5/5/22	58,870	58,870
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.440%	5/6/22	57,390	57,390
					152,545
Arizona (0.6%)
	Arizona State University College & University Revenue VRDO	0.440%	5/4/22	17,970	17,970
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	5,730	5,730
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	20,420	20,420
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	2,560	2,560
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	1,665	1,665
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	21,270	21,270
[1,2]	Phoenix AZ Civic Improvement Corp. Airport Port, Airport & Marina Revenue TOB VRDO	0.470%	5/6/22	9,415	9,415
[1,2]	Salt River Project Arizona Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.470%	5/5/22	8,000	8,000
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Salt River Project Arizona Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.470%	5/6/22	5,650	5,650
[1,2]	Tempe AZ Union High School District No. 213 GO TOB VRDO	0.490%	5/6/22	6,840	6,840
					99,520
California (2.3%)
[1,2]	Allan Hancock CA Joint Community College GO TOB VRDO	0.470%	5/5/22	2,000	2,000
[1,2]	Bay Area CA Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.470%	5/6/22	3,000	3,000
[1,2]	California GO TOB VRDO	0.470%	5/5/22	13,395	13,395
[1,2]	California GO TOB VRDO	0.470%	5/5/22	6,000	6,000
[1,2]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.470%	5/5/22	23,650	23,650
[1]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.850%	1/26/23	20,000	20,000
[1,2]	California State University College & University Revenue TOB VRDO	0.470%	5/5/22	2,500	2,500
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.330%	5/2/22	4,000	4,000
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	1,000	1,003
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	3.500%	6/1/22	1,915	1,918
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/22	17,690	17,746
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/22	15,470	15,516
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.250%	6/1/22	55,000	55,226
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.300%	6/1/22	13,480	13,523
[1,2]	Long Beach Unified School District GO TOB VRDO	0.470%	5/5/22	10,000	10,000
[1,2]	Los Angeles CA Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.470%	5/5/22	3,400	3,400
	Los Angeles CA General Fund Revenue TRAN	4.000%	6/23/22	35,710	35,895
	Los Angeles County CA	4.000%	6/30/22	56,000	56,341
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.500%	5/6/22	2,105	2,105
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.510%	5/5/22	20,000	20,000
[1,2]	Palmdale California Elementary School Valorem Property Tax District GO TOB VRDO	0.470%	5/6/22	7,125	7,125
[1,2]	Regents of the University of California College & University Revenue TOB VRDO	0.470%	5/6/22	8,550	8,550
	San Diego Unified School District	4.000%	6/30/22	15,050	15,141
[1,2]	San Mateo Union High School District GO TOB VRDO	0.470%	5/5/22	1,358	1,358
[1,2]	Sangar CA Unified School District GO TOB VRDO	0.470%	5/6/22	3,175	3,175
[2]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.400%	5/4/22	14,305	14,305
[1,2]	Santa Monica Community College District Ad Valorem Property Tax GO TOB VRDO	0.470%	5/6/22	8,000	8,000
[1,2]	Southwestern Community College District GO TOB	0.470%	5/6/22	3,261	3,261
[1,2]	University of California College & University Revenue TOB VRDO	0.470%	5/5/22	10,000	10,000
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	West Valley-Mission CA Community College District GO TOB VRDO	0.470%	5/5/22	8,300	8,300
					386,433
Colorado (3.6%)
[1,2]	Adams County CO COP TOB VRDO	0.490%	5/6/22	6,825	6,825
[1,2]	Adams County CO School District GO TOB VRDO	0.470%	5/6/22	5,785	5,785
[1,2]	Boulder Larimer & Weld Counties CO St. Vrain Valley School District GO TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	12,690	12,690
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	6,775	6,775
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	7,175	7,175
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.400%	5/5/22	43,190	43,190
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.430%	5/5/22	41,790	41,790
[1,2]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	5,165	5,165
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.410%	5/4/22	22,820	22,820
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.410%	5/4/22	2,760	2,760
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.450%	5/4/22	14,175	14,175
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.410%	5/6/22	2,095	2,095
[2]	Colorado Housing and Finance Authority Local or Guranteed Housing Revenue VRDO	0.490%	5/6/22	7,900	7,900
[1,2]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB VRDO	0.490%	5/6/22	9,810	9,810
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.420%	5/5/22	5,185	5,185
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.460%	5/5/22	43,835	43,835
	Colorado State Education Loan Program	4.000%	6/29/22	18,225	18,325
[1,2]	Denver CO Airport System Port, Airport & Marina Revenue TOB VRDO	0.510%	5/6/22	4,380	4,380
[1,2]	Denver CO Airport System Port, Airport & Marina Revenue TOB VRDO	0.510%	5/6/22	3,675	3,675
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	0.510%	5/6/22	7,945	7,945
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	0.510%	5/6/22	5,815	5,815
[1,2]	Denver CO City & County COP TOB VRDO	0.530%	5/6/22	3,615	3,615
	Denver CO City & County COP VRDO	0.320%	5/2/22	24,000	24,000
	Denver CO City & County COP VRDO	0.320%	5/2/22	7,100	7,100
	Denver CO City & County GO	5.000%	8/1/22	19,620	19,787
[1,2]	Denver CO Wastewater Management Division Department of Public Works Sewer Revenue TOB VRDO	0.400%	5/2/22	35,890	35,890
[2]	Holland Creek Metropolitan District Water Revenue VRDO	0.440%	5/5/22	5,610	5,610
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/4/22	19,650	19,650
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	8,650	8,650
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/6/22	45,915	45,915
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/6/22	144,470	144,470
					597,802
Connecticut (2.9%)
[1,2]	Connecticut GO TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	Connecticut GO TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	Connecticut Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	8,000	8,000
[1,2]	Connecticut Housing Finance Authority Housing Mortgage Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	5,750	5,750
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.400%	5/5/22	19,000	19,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	10,000	10,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	19,000	19,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	38,350	38,350
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	4,295	4,295
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	5,000	5,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	30,000	30,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	9,005	9,005
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	46,500	46,500
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.470%	5/5/22	15,900	15,900
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/6/22	10,900	10,900
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/6/22	41,790	41,790
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.470%	5/6/22	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.470%	5/6/22	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.470%	5/6/22	13,175	13,175
[1,2,4]	Connecticut Special Tax Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.180%	0.620%	10/3/22	8,000	8,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.410%	5/4/22	83,875	83,875
					478,540
Delaware (0.1%)
	New Castle County DE Port, Airport & Marina Revenue (FlightSafety International Inc. Project) VRDO	0.520%	5/6/22	10,500	10,500
District of Columbia (1.9%)
	Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	2.000%	6/29/22	9,100	9,124
[2]	District of Columbia College & University Revenue VRDO	0.420%	5/5/22	23,405	23,405
[2]	District of Columbia College & University Revenue VRDO	0.420%	5/6/22	4,495	4,495
[1,2]	District of Columbia GO TOB VRDO	0.400%	5/2/22	8,275	8,275
[1,2]	District of Columbia GO TOB VRDO	0.470%	5/6/22	40,500	40,500
[1,2]	District of Columbia GO TOB VRDO	0.470%	5/6/22	7,500	7,500
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	District of Columbia GO TOB VRDO	0.490%	5/6/22	4,000	4,000
[1,2,5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	6,845	6,845
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.450%	5/5/22	40,595	40,595
[2]	District of Columbia Miscellaneous Revenue VRDO	0.440%	5/5/22	31,295	31,295
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.400%	5/2/22	9,630	9,630
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.460%	5/5/22	3,075	3,075
[1,2,3]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.470%	5/5/22	5,130	5,130
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.470%	5/6/22	29,310	29,310
[1,2,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.460%	5/5/22	6,190	6,190
	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.450%	5/6/22	10,000	10,000
[2]	Metropolitan Washington Airports Authority Airport Port, Airport & Marina Revenue VRDO	0.470%	5/6/22	1,400	1,400
[1,2]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB VRDO	0.540%	5/6/22	5,115	5,115
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.490%	5/6/22	15,255	15,255
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.490%	5/6/22	44,890	44,890
[1,2]	Washington Metropolitan Area Transit Authority Transit Revenue TOB VRDO	0.470%	5/6/22	7,500	7,500
					313,529
Florida (2.9%)
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	0.490%	5/6/22	2,815	2,815
[1,2]	Broward County FL Port Facilities Port, Airport & Marina Revenue TOB VRDO	0.500%	5/6/22	5,625	5,625
[1,2,4]	Broward County FL Port Facilities Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.690%	9/1/22	7,000	7,000
[1,2,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	13,930	13,930
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	3,205	3,205
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.370%	5/2/22	3,050	3,050
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.400%	5/2/22	10,830	10,830
[1,2]	Florida Department of Transportation GO TOB VRDO	0.470%	5/6/22	21,700	21,700
[1,2]	Florida Department of Transportation GO TOB VRDO	0.490%	5/6/22	4,075	4,075
[1,2]	Florida Department of Transportation Turnpike System Highway Revenue TOB VRDO	0.470%	5/6/22	10,000	10,000
	Florida Development Finance Corp. Transit Revenue PUT	0.300%	7/1/22	15,320	15,320
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	2,245	2,245
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	2,105	2,105
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	3,580	3,580
[1,2]	Florida Turnpike Authority Highway Revenue TOB VRDO	0.400%	5/2/22	29,580	29,580
[1,2]	Fort Lauderdale FL Parks & Recreation Project GO TOB VRDO	0.470%	5/6/22	8,600	8,600
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.310%	5/2/22	1,540	1,540
[1,2,4]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.690%	10/3/22	10,000	10,000
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.490%	5/6/22	3,330	3,330
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.490%	5/6/22	11,400	11,400
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.490%	5/6/22	6,470	6,470
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.520%	5/6/22	7,040	7,040
[1,2]	Greater Orlando FL Aviation Authority Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.490%	5/6/22	6,595	6,595
[2]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue VRDO	0.420%	5/6/22	1,900	1,900
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.470%	5/6/22	8,000	8,000
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.480%	5/6/22	10,000	10,000
[1,2,4]	Hillsborough FL Solid Waste & Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.640%	9/1/22	5,000	5,000
[1,2]	Infirmary Health System Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.350%	5/2/22	6,835	6,835
[1,2]	Lee Memorial Health System Florida Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	5,250	5,250
[1,2]	Miami Beach FL Resort Tax Miscellaneous Taxes Revenue TOB VRDO	0.490%	5/6/22	26,160	26,160
[1,2]	Miami Beach FL Resort Tax Miscellaneous Taxes Revenue TOB VRDO	0.510%	5/6/22	11,250	11,250
[1,2]	Miami Beach FL Resort Tax Sewer Revenue TOB VRDO	0.470%	5/6/22	6,665	6,665
[1,2]	Miami Beach FL Water & Sewer Water Revenue TOB VRDO	0.470%	5/5/22	3,640	3,640
[1,2]	Miami-County FL Transit Sales Surtax Sales Tax Revenue TOB VRDO	0.470%	5/6/22	8,250	8,250
[1,2]	Miami-County FL Transit Sales Surtax Sales Tax Revenue TOB VRDO	0.490%	5/6/22	5,180	5,180
[1,2]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB VRDO	0.480%	5/6/22	4,000	4,000
[1,2]	Miami-Dade County FL Public Health Trust GO TOB VRDO	0.510%	5/6/22	7,000	7,000
[2]	Miami-Dade County FL Recreational Revenue VRDO	0.440%	5/5/22	98,500	98,500
[2,6]	Miami-Dade County FL Special Obligation Revenue VRDO	0.450%	5/4/22	11,000	11,000
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.470%	5/6/22	6,810	6,810
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.480%	5/6/22	4,000	4,000
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.470%	5/5/22	1,670	1,670
[1,2]	Orange County FL Tourist Development Miscellaneous Taxes Revenue TOB VRDO	0.470%	5/6/22	16,665	16,665
	Orlando Utilities Commission Multiple Utility Revenue VRDO	0.420%	5/4/22	5,940	5,940
[2]	Palm Beach County FL Industrial Revenue VRDO	0.490%	5/6/22	4,300	4,300
[1,2]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	9,470	9,470
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,7]	Tampa Bay FL Water Utility System Water Revenue TOB VRDO	0.470%	5/6/22	10,080	10,080
[1,2]	Tampa FL Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	4,800	4,800
[4]	Tampa FL Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.740%	11/25/22	13,500	13,500
					485,900
Georgia (3.1%)
[1,2]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	0.560%	5/6/22	7,500	7,500
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.470%	5/5/22	63,520	63,520
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.470%	5/6/22	6,670	6,670
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	3,105	3,105
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/5/22	92,785	92,785
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.490%	5/6/22	12,335	12,335
[1,2]	Burke County GA Development Authority Pollution Control Revenue TOB VRDO	0.490%	5/6/22	32,000	32,000
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	18,805	18,805
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	12,765	12,765
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	4,325	4,325
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.470%	5/6/22	4,800	4,800
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.490%	5/6/22	11,990	11,990
[2]	DeKalb County Housing Authority Miscellaneous Revenue VRDO	0.500%	5/6/22	13,515	13,515
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	60,425	60,425
[2]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.550%	5/6/22	45,900	45,900
	Georgia GO	5.000%	7/1/22	8,080	8,143
[1,2]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	4,930	4,930
[1,2]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.490%	5/6/22	3,050	3,050
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.460%	5/4/22	71,040	71,040
[1,2]	Georgia State Road & Tollway Authority Highway Revenue TOB VRDO	0.470%	5/6/22	2,410	2,410
[1,2]	Georgia State Road & Tollway Authority Highway Revenue TOB VRDO	0.490%	5/6/22	7,500	7,500
[1,2]	Georgia State Transportation Authority Port, Airport & Marina Revenue TOB VRDO	0.480%	5/6/22	1,815	1,815
[1,2]	Hamilton County OH Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.520%	5/6/22	3,425	3,425
[1,2]	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	0.400%	5/2/22	35,900	35,900
					528,653
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii (0.4%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/25/22	16,765	16,765
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/25/22	32,115	32,115
[1,2]	Honolulu HI City & County GO TOB VRDO	0.400%	5/2/22	4,025	4,025
[1,2]	Honolulu HI City & County GO TOB VRDO	0.470%	5/6/22	7,350	7,350
					60,255
Idaho (0.2%)
[1,2]	Idaho Building Authority Lease Renewal Revenue TOB VRDO	0.480%	5/6/22	4,310	4,310
	Idaho GO	3.000%	6/30/22	16,050	16,105
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.360%	5/2/22	17,315	17,315
					37,730
Illinois (4.8%)
[2]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/6/22	5,920	5,920
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.470%	5/5/22	25,130	25,130
[1,2,8]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.480%	5/6/22	13,780	13,780
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.520%	5/6/22	4,695	4,695
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue VRDO	0.470%	5/6/22	49,515	49,515
[2]	Illinois Development Finance Authority College & University Revenue VRDO	0.460%	5/6/22	7,300	7,300
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.400%	5/4/22	23,500	23,500
	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.420%	5/4/22	20,000	20,000
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	5/5/22	5,850	5,850
	Illinois Educational Facilities Authority Lease Revenue VRDO	0.440%	5/5/22	1,349	1,349
[2]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	0.450%	5/6/22	6,950	6,950
[1,2]	Illinois Finance Authority College & University Revenue TOB VRDO	0.470%	5/6/22	6,665	6,665
	Illinois Finance Authority College & University Revenue VRDO	0.450%	5/4/22	79,260	79,260
	Illinois Finance Authority College & University Revenue VRDO	0.440%	5/5/22	26,226	26,226
	Illinois Finance Authority College & University Revenue VRDO	0.440%	5/5/22	29,942	29,942
[2]	Illinois Finance Authority College & University Revenue VRDO	0.450%	5/5/22	6,400	6,400
[2]	Illinois Finance Authority College & University Revenue VRDO	0.490%	5/6/22	10,000	10,000
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.740%	11/25/22	6,450	6,450
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	58,415	58,415
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	10,000	10,000
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	11,760	11,760
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	12,185	12,185
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.320%	5/2/22	6,500	6,500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.430%	5/4/22	26,595	26,595
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.490%	5/4/22	61,490	61,490
[1,2]	Illinois Finance Authority Lease Revenue TOB VRDO	0.470%	5/6/22	2,415	2,415
[2]	Illinois Finance Authority Miscellaneous Revenue VRDO	0.480%	5/5/22	50,375	50,375
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.430%	5/4/22	9,800	9,800
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.440%	5/5/22	43,015	43,015
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.450%	5/6/22	17,650	17,650
	Illinois Finance Authority Revenue VRDO	0.420%	5/6/22	10,000	10,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/4/22	14,485	14,485
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.420%	5/6/22	16,085	16,085
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.430%	5/6/22	9,490	9,490
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.450%	5/6/22	30,000	30,000
[2]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.450%	5/6/22	40,000	40,000
[1,2]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	0.500%	5/6/22	3,100	3,100
[1,2]	Northwestern Memorial Healthcare Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	15,000	15,000
[1,2]	Peoria County IL TOB VRDO	0.470%	5/6/22	6,100	6,100
[2]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	0.450%	5/6/22	8,400	8,400
[1,2]	Will County IL GO TOB VRDO	0.460%	5/6/22	20,280	20,280
					812,072
Indiana (0.9%)
[1,2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	12,000	12,000
[1,2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	2,500	2,500
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.390%	5/4/22	5,475	5,475
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	8,820	8,820
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	37,315	37,315
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.430%	5/5/22	57,635	57,635
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	8,225	8,225
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	0.360%	5/2/22	5,630	5,630
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Income Tax Revenue TOB VRDO	0.530%	5/6/22	7,000	7,000
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.470%	5/6/22	15,000	15,000
					159,600
Iowa (0.6%)
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.400%	5/4/22	18,900	18,900
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/5/22	18,130	18,130
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.420%	5/5/22	36,800	36,800
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.440%	5/5/22	7,500	7,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.440%	5/6/22	6,000	6,000
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/6/22	20,000	20,000
					107,330
Kansas (0.3%)
[1,2]	Kansas Department of Transportation Highway Fuel Sales Tax Revenue TOB VRDO	0.490%	5/6/22	8,000	8,000
[1,2]	Kansas Development Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	940	940
[1,2]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.460%	5/6/22	7,935	7,935
[2]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.330%	5/2/22	5,670	5,670
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.470%	5/6/22	7,500	7,500
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.470%	5/6/22	10,100	10,100
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.550%	5/6/22	12,400	12,400
					52,545
Kentucky (0.2%)
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/4/22	10,460	10,460
[1,2]	Kentucky Infrastructure Authority Wastewater & Drinking Water Miscellaneous Revenue TOB VRDO	0.470%	5/6/22	6,945	6,945
[1,2]	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	0.470%	5/6/22	7,190	7,190
[1,2,4]	Kentucky Property & Building Commission Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.640%	5/5/22	6,000	6,000
[1,2,3]	University of Louisville College & University Revenue TOB VRDO	0.480%	5/6/22	2,800	2,800
					33,395
Louisiana (0.2%)
[1,2]	Louisiana Gasoline & Fuel Tax Fuel Sales Tax Revenue TOB VRDO	0.470%	5/6/22	8,250	8,250
[2]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	14,870	14,870
[1,2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	7,110	7,110
[2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	2,300	2,300
[1,2,3]	Louisiana State Public Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	6,000	6,000
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New Orleans LA Sewage Service Sewer Revenue TOB VRDO	0.480%	5/6/22	4,000	4,000
					42,530
Maine (0.6%)
[1,2]	Maine Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	4,555	4,555
[2]	Maine State Housing Authority Local or Guaranteed Housing Revenu VRDO	0.490%	5/6/22	44,865	44,865
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	0.490%	5/6/22	19,865	19,865
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	0.490%	5/6/22	28,000	28,000
					97,285
Maryland (1.3%)
[1,2]	Baltimore MD Water Revenue VRDO	0.470%	5/6/22	6,665	6,665
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	6,415	6,415
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	3,470	3,470
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.490%	5/6/22	5,210	5,210
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.460%	5/4/22	60,710	60,710
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.410%	5/5/22	30,115	30,115
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	7,390	7,390
[1,2]	Maryland State Stadium Authority Revenue TOB VRDO	0.470%	5/6/22	36,000	36,000
[2]	Maryland State Transportation Authority Port, Airport & Marina Revenue VRDO	0.460%	5/6/22	38,640	38,640
[1,2,5]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue TOB VRDO	0.510%	5/6/22	4,800	4,800
[1,2]	University of Maryland Auxiliary Facility & Tuition College & University Revenue TOB VRDO	0.400%	5/2/22	6,565	6,565
[1,2]	University of North Dakota Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	4,350	4,350
					210,330
Massachusetts (1.2%)
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	0.470%	5/6/22	20,000	20,000
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.430%	5/4/22	29,440	29,440
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	5,545	5,545
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	4,000	4,000
[1,2]	Massachusetts GO TOB VRDO	0.460%	5/6/22	3,685	3,685
[1,2]	Massachusetts GO TOB VRDO	0.470%	5/6/22	15,000	15,000
[1,2]	Massachusetts GO TOB VRDO	0.470%	5/6/22	10,000	10,000
[1,2]	Massachusetts GO TOB VRDO	0.470%	5/6/22	18,000	18,000
[1,2]	Massachusetts GO TOB VRDO	0.480%	5/6/22	3,750	3,750
[1,2]	Massachusetts GO TOB VRDO	0.480%	5/6/22	3,335	3,335
	Massachusetts Health & Educational Facilities Authority College & University Revenue	0.450%	5/3/22	40,000	40,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.400%	5/5/22	6,425	6,425
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.450%	5/5/22	740	740
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	5,800	5,800
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.450%	5/5/22	3,340	3,340
	Massachusetts Housing Finance Agency Revenue VRDO	0.450%	5/6/22	3,000	3,000
[1,2]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	0.500%	5/6/22	4,800	4,800
[1,2]	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.480%	5/6/22	4,600	4,600
[1,2]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	0.460%	5/6/22	8,000	8,000
[1,2]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	0.540%	5/6/22	7,500	7,500
					196,960
Michigan (3.5%)
[1,2,9]	Clarkston MI Community Schools GO TOB VRDO	0.470%	5/6/22	5,000	5,000
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	40,470	40,752
[4]	Kent Hospital Finance Authority Michigan Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.690%	11/25/22	40,255	40,255
[1,2]	Michigan Building Authority Lease (Appropriation) Revenue TOB VRDO	0.470%	5/6/22	8,500	8,500
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	42,545	42,545
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	3,000	3,000
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	29,820	29,820
	Michigan Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.370%	5/6/22	40,120	40,120
[1,2]	Michigan Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	Michigan State Building Authority Lease (Appropriation) Revenue TOB VRDO	0.470%	5/6/22	6,670	6,670
	Michigan State Building Authority Revenue	1.150%	6/23/22	63,100	63,100
[1,2]	Michigan State Finance Authority Lease Revenue TOB VRDO	0.490%	5/6/22	4,000	4,000
[1,2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	7,500	7,500
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.470%	5/6/22	8,305	8,305
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.470%	5/6/22	49,100	49,100
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.470%	5/6/22	25,930	25,930
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.470%	5/6/22	38,175	38,175
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.480%	5/6/22	35,515	35,515
[1,2]	Michigan Trunk Line Fuel Sales Tax Revenue TOB VRDO	0.470%	5/6/22	11,795	11,795
[1,2]	Michigan Trunk Line Fuel Sales Tax Revenue TOB VRDO	0.500%	5/6/22	5,000	5,000
[1,2,9]	Trenton MI Public Schools School District GO TOB VRDO	0.470%	5/6/22	5,780	5,780
	University of Michigan College & University Revenue	0.510%	5/10/22	17,300	17,300
	University of Michigan College & University Revenue	0.650%	5/10/22	28,950	28,950
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.470%	5/6/22	2,892	2,892
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.490%	5/6/22	2,700	2,700
	University of Michigan College & University Revenue VRDO	0.340%	5/5/22	31,065	31,065
	University of Michigan College & University Revenue VRDO	0.400%	5/5/22	20,985	20,985
					579,754
Minnesota (0.3%)
[2]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.400%	5/4/22	23,885	23,885
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.460%	5/6/22	12,640	12,640
[2]	St. Paul MN Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	0.440%	5/6/22	5,250	5,250
[1,2]	Western Minnesota Municipal Power Agency Electric Power & Light Revenue TOB VRDO	0.470%	5/6/22	6,665	6,665
					48,440
Mississippi (0.2%)
[2]	Mississippi Development Bank Miscellaneous Revenue VRDO	0.480%	5/6/22	38,250	38,250
Missouri (2.8%)
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	0.470%	5/4/22	8,590	8,590
	Missouri Development Finance Board Recreational Revenue VRDO	0.360%	5/2/22	9,640	9,640
[2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.360%	5/2/22	3,020	3,020
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	7,500	7,500
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	14,650	14,650
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	7,530	7,530
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	20,000	20,000
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	7,000	7,000
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	3,000	3,000
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	4,000	4,000
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	12,920	12,920
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.380%	5/2/22	1,100	1,100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.370%	5/4/22	31,940	31,940
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/4/22	19,175	19,175
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/4/22	27,790	27,790
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/4/22	47,185	47,185
16

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/5/22	22,430	22,430
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/6/22	73,800	73,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/6/22	47,570	47,570
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/6/22	17,970	17,970
[1,2]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	50,000	50,000
[1,2]	Missouri State Public Utilities Commission Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	3,750	3,750
[1,2]	North Kansas City MO School District GO TOB VRDO	0.400%	5/2/22	19,900	19,900
[2]	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	0.460%	5/6/22	4,230	4,230
[1,2]	St. Louis MO Sewer & Wastewater Sewer Revenue TOB VRDO	0.480%	5/6/22	7,500	7,500
					472,190
Multiple States (8.6%)
[1,2]	BlackRock MuniYield Quality Fund III Inc. VRDO VRDP	0.540%	5/5/22	176,000	176,000
[1,2,10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.460%	5/5/22	79,585	79,585
[1,2,10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.470%	5/6/22	40,940	40,940
[1,2,10]	FHLMC Multifamily Housing Revenue TOB VRDO	0.450%	5/6/22	36,695	36,695
[1]	Invesco Trust Putter Revenue TOB VRDO	0.590%	5/2/22	196,980	196,980
[1,2]	Invesco Trust Putter TOB VRDO	0.590%	5/2/22	125,000	125,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.500%	5/5/22	95,000	95,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.500%	5/5/22	105,200	105,200
[1,2]	Nuveen Municipal Credit Income Fund TOB VRDO VRDP	0.590%	5/5/22	122,100	122,100
[1,2]	Nuveen Municipal Credit Income Fund VRDO VRDP	0.540%	5/5/22	196,000	196,000
[1,2]	Nuveen Municipal Credit Opportunities Fund TOB VRDO VRDP	0.590%	5/2/22	9,925	9,925
	Nuveen Municipal Credit Opportunities Fund VRDO VRDP	0.000%	5/6/22	33,000	33,000
[1,2]	Western Asset Intermediate Muni Fund Inc. VRDO VRDP	0.540%	5/5/22	18,200	18,200
[1,2]	Western Asset Managed Municipals Fund Inc. VRDO VRDP	0.540%	5/5/22	146,575	146,575
[1,2]	Western Asset Municipal Partners Fund Inc. VRDO VRDP	0.540%	5/5/22	53,900	53,900
					1,435,100
Nebraska (0.9%)
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	0.330%	5/2/22	19,465	19,465
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.420%	5/4/22	11,600	11,600
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.390%	5/6/22	12,315	12,315
[1,2,3,11]	Nebraska Public Power Generation Agency GO TOB VRDO	0.460%	5/6/22	76,870	76,870
[1,2,3,11]	Nebraska Public Power Generation Agency Revenue TOB VRDO	0.460%	5/6/22	27,500	27,500
[1,2]	Omaha NE Public Power District Electric Power & Light Revenue TOB VRDO	0.470%	5/6/22	7,400	7,400
[1,2]	University of Nebraska Facilities Corp College & University Revenue TOB VRDO	0.460%	5/6/22	1,500	1,500
					156,650
17

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (1.2%)
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.420%	5/4/22	9,970	9,970
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.430%	5/4/22	14,510	14,510
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.490%	5/6/22	28,600	28,600
[1,2]	Clark County NV GO TOB VRDO	0.400%	5/2/22	11,795	11,795
[1,2]	Clark County NV GO TOB VRDO	0.470%	5/6/22	11,000	11,000
[1,2]	Clark County NV GO TOB VRDO	0.480%	5/6/22	4,910	4,910
	Clark County NV GO VRDO	0.470%	5/6/22	33,005	33,005
[1,2]	Las Vegas NV Convention & Visitors Authority GO TOB VRDO	0.470%	5/5/22	12,280	12,280
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.470%	5/5/22	22,475	22,475
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.470%	5/6/22	10,000	10,000
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.470%	5/6/22	16,500	16,500
[1,2]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	0.370%	5/2/22	19,530	19,530
					194,575
New Hampshire (0.1%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.330%	5/2/22	2,140	2,140
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.330%	5/2/22	7,870	7,870
					10,010
New Jersey (1.2%)
[2]	Essex County Improvement Authority Recreational Revenue VRDO	0.470%	5/5/22	5,200	5,200
[1,2]	New Jersey Economic Development Authority Natural Gas Revenue TOB VRDO	0.480%	5/6/22	4,460	4,460
[1,2]	New Jersey Economic Development Authority Natural Gas Revenue TOB VRDO	0.500%	5/6/22	13,575	13,575
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	1,000	1,004
[1,2]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	5/6/22	6,000	6,000
[1,2]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	5/6/22	4,000	4,000
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.400%	5/4/22	12,800	12,800
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.520%	5/6/22	400	400
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.450%	5/6/22	18,130	18,130
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	1,335	1,335
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.510%	5/6/22	7,160	7,160
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.510%	5/6/22	2,500	2,500
[1,2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	4,670	4,670
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue VRDO	0.420%	5/6/22	3,900	3,900
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue VRDO	0.420%	5/6/22	29,180	29,180
	New Jersey Infrastructure Bank Lease Revenue	0.800%	6/23/22	35,000	35,000
18

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Rutgers State University College & University Revenue VRDO	0.310%	5/2/22	4,730	4,730
[1,2]	New Jersey State Transportation Trust Fund Authority Transit Fuel Sales Tax Revenue TOB VRDO	0.470%	5/6/22	8,500	8,500
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.480%	5/5/22	6,015	6,015
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.470%	5/6/22	5,000	5,000
	Somerset New Jersey Ad Valorem Property Tax GO	1.000%	9/7/22	4,000	4,011
	Union County NJ GO Revenue VRDO	1.000%	6/17/22	13,000	13,013
[1,2]	Union County NJ Utilities Authority Lease (Non-Terminable) Revenue TOB VRDO	0.520%	5/6/22	8,815	8,815
					199,398
New Mexico (0.3%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.320%	5/2/22	4,805	4,805
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.320%	5/2/22	7,135	7,135
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.420%	5/5/22	33,185	33,185
					45,125
New York (14.7%)
[1,2,4]	BlackRock MuniYield New York Quality Fund Inc. PUT VRDP	0.530%	5/6/22	96,300	96,300
	Grand Island NY GO	1.500%	10/7/22	8,400	8,443
	Harrison NY GO	1.000%	7/13/22	10,650	10,668
[1,2]	Metropolitan Transportation Authority New York Fuel Sales Tax Revenue TOB VRDO	0.480%	5/6/22	3,590	3,590
[2]	Metropolitan Transportation Authority NY Revenue VRDO	0.440%	5/6/22	30,000	30,000
[2]	Monroe County Industrial Development Corp. College & University Revenue VRDO	0.470%	5/6/22	5,865	5,865
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.350%	5/4/22	30,975	30,975
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.350%	5/4/22	25,000	25,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.350%	5/4/22	46,300	46,300
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.400%	5/4/22	25,950	25,950
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	17,000	17,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.450%	5/6/22	14,000	14,000
[1,2]	New York City Housing Development Corp. Local Or Guranteed Housing Revenue TOB VRDO	0.470%	5/6/22	2,935	2,935
[1,2]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	4,455	4,455
[1,2]	New York City NY GO TOB VRDO	0.380%	5/2/22	44,215	44,215
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	4,285	4,285
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	6,585	6,585
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.380%	5/2/22	25,400	25,400
19

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.470%	5/5/22	20,000	20,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.500%	5/5/22	2,935	2,935
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.460%	5/6/22	15,000	15,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.470%	5/6/22	8,750	8,750
[1,2]	New York City NY Municipal Water Finance Authority Water Revenue TOB VRDO	0.460%	5/6/22	7,425	7,425
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.470%	5/6/22	9,920	9,920
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.470%	5/5/22	2,510	2,510
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.470%	5/5/22	4,000	4,000
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.470%	5/5/22	1,500	1,500
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.480%	5/5/22	10,765	10,765
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.460%	5/6/22	3,405	3,405
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	5/5/22	8,700	8,700
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	5/6/22	4,600	4,600
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	5/6/22	8,405	8,405
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	5/6/22	2,000	2,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.330%	5/2/22	33,565	33,565
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.330%	5/2/22	13,055	13,055
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.330%	5/2/22	2,830	2,830
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.330%	5/2/22	18,425	18,425
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.330%	5/2/22	75,620	75,620
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.330%	5/2/22	50,995	50,995
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.360%	5/2/22	9,700	9,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.420%	5/4/22	12,800	12,800
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.440%	5/5/22	17,430	17,430
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.440%	5/5/22	60,005	60,005
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.460%	5/5/22	32,915	32,915
[1,2]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	0.380%	5/2/22	21,700	21,700
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.330%	5/2/22	5,105	5,105
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	3,000	3,000
20

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	11,400	11,400
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	1,500	1,500
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	1,500	1,500
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	18,580	18,580
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	20,090	20,090
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	38,925	38,925
	New York City Water & Sewer System Water Revenue VRDO	0.340%	5/2/22	49,295	49,295
	New York City Water & Sewer System Water Revenue VRDO	0.340%	5/2/22	24,935	24,935
[2]	New York City Water & Sewer System Water Revenue VRDO	0.360%	5/2/22	11,700	11,700
	New York City Water & Sewer System Water Revenue VRDO	0.420%	5/5/22	106,385	106,385
	New York City Water & Sewer System Water Revenue VRDO	0.430%	5/5/22	61,240	61,240
	New York City Water & Sewer System Water Revenue VRDO	0.430%	5/5/22	34,775	34,775
	New York City Water & Sewer System Water Revenue VRDO	0.440%	5/5/22	4,315	4,315
	New York City Water & Sewer System Water Revenue VRDO	0.450%	5/5/22	18,405	18,405
	New York City Water & Sewer System Water Revenue VRDO	0.450%	5/5/22	13,550	13,550
	New York City Water & Sewer System Water Revenue VRDO	0.430%	5/6/22	31,540	31,540
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.470%	5/5/22	12,485	12,485
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.490%	5/5/22	3,000	3,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.420%	5/4/22	5,500	5,500
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.470%	5/4/22	35,000	35,000
[1,2]	New York NY GO TOB VRDO	0.470%	5/5/22	4,815	4,815
[1,2]	New York NY GO TOB VRDO	0.470%	5/6/22	8,750	8,750
[1,2]	New York NY GO TOB VRDO	0.470%	5/6/22	3,935	3,935
[1,2]	New York NY GO TOB VRDO	0.470%	5/6/22	5,625	5,625
[1,2]	New York NY GO TOB VRDO	0.470%	5/6/22	1,450	1,450
[2]	New York NY GO VRDO	0.330%	5/2/22	3,680	3,680
	New York NY GO VRDO	0.330%	5/2/22	75,100	75,100
	New York NY GO VRDO	0.330%	5/2/22	10,000	10,000
[2]	New York NY GO VRDO	0.430%	5/4/22	174,825	174,825
[2]	New York NY GO VRDO	0.400%	5/5/22	58,215	58,215
[2]	New York NY GO VRDO	0.420%	5/5/22	51,095	51,095
[2]	New York NY GO VRDO	0.440%	5/5/22	3,375	3,375
[2]	New York NY GO VRDO	0.440%	5/5/22	8,600	8,600
[2]	New York NY GO VRDO	0.440%	5/5/22	22,415	22,415
	New York State Dormitory Authority College & University Revenue VRDO	0.410%	5/5/22	50,475	50,475
[1,2]	New York State Dormitory Authority Highway Revenue (Personal Income Tax) TOB VRDO	0.470%	5/6/22	7,500	7,500
21

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	7,500	7,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	6,500	6,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	5,625	5,625
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/6/22	8,000	8,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/6/22	54,375	54,375
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/6/22	5,950	5,950
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	5/5/22	22,745	22,745
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.480%	5/5/22	21,870	21,870
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	5/6/22	16,265	16,265
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	5/6/22	20,760	20,760
[1,2]	New York State Dormitory Authority State Personal Income Tax Revenue TOB VRDO	0.470%	5/5/22	4,000	4,000
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.420%	5/4/22	14,800	14,800
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.480%	5/4/22	20,700	20,700
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.350%	5/4/22	18,400	18,400
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.400%	5/4/22	3,800	3,800
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.400%	5/4/22	28,660	28,660
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.400%	5/4/22	17,450	17,450
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.390%	5/6/22	24,600	24,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.390%	5/6/22	48,800	48,800
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	29,275	29,275
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.490%	5/6/22	4,530	4,530
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.490%	5/6/22	10,855	10,855
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.430%	5/5/22	38,300	38,300
	North Hempstead NY BAN GO PUT	1.500%	9/23/22	22,648	22,755
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	0.530%	5/5/22	33,700	33,700
	Rockville Centre NY BAN GO PUT	1.000%	6/9/22	7,500	7,507
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.470%	5/5/22	22,000	22,000
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.360%	5/2/22	11,100	11,100
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.470%	5/5/22	14,250	14,250
22

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.470%	5/5/22	2,780	2,780
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.470%	5/6/22	37,500	37,500
	Williamsville Central School District BAN GO PUT	1.000%	6/8/22	3,885	3,888
					2,457,241
North Carolina (1.6%)
[1,2]	Charlotte NC Airport Special Facilities Income Tax Revenue TOB VRDO	0.470%	5/6/22	2,185	2,185
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.330%	5/2/22	9,405	9,405
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.420%	5/5/22	84,420	84,420
[1,2]	Forsyth County NC GO TOB VRDO	0.370%	5/2/22	27,025	27,025
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.470%	5/5/22	2,285	2,285
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.470%	5/5/22	22,065	22,065
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue TOB VRDO	0.470%	5/6/22	1,901	1,900
[2,12]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue VRDO	0.440%	5/6/22	10,295	10,295
[1,2]	North Carolina Housing Finance Agency Homeownership Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	710	710
[1,2]	North Carolina Housing Finance Agency Homeownership Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	750	750
[1,2]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	4,335	4,335
[1,2]	North Carolina Medical Care Commission Health Care Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	3,750	3,750
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	11/25/22	16,635	16,635
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/5/22	3,265	3,265
	North Carolina Medical Care CommissionRevenue PUT	0.470%	5/6/22	21,040	21,040
[1,2]	North Carolina Revenue TOB VRDO	0.470%	5/6/22	6,800	6,800
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	0.470%	5/6/22	8,455	8,455
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	0.470%	5/6/22	20,054	20,054
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	0.470%	5/6/22	4,717	4,717
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/5/22	17,510	17,510
					267,601
North Dakota (0.1%)
[1,2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	5,065	5,065
[1,2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	5,685	5,685
[1,2,3]	University of North Dakota COP TOB VRDO	0.480%	5/6/22	2,560	2,560
					13,310
23

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (2.8%)
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/5/22	38,295	38,295
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.530%	5/5/22	7,180	7,180
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	13,255	13,255
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.500%	5/4/22	11,065	11,065
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.440%	5/5/22	18,000	18,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.450%	5/5/22	13,000	13,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.450%	5/5/22	5,000	5,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.440%	5/6/22	20,000	20,000
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	0.470%	5/6/22	3,545	3,545
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	0.470%	5/5/22	10,385	10,385
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	0.540%	5/6/22	36,135	36,135
[1,2]	Euclid OH City School District GO TOB VRDO	0.470%	5/6/22	11,200	11,200
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.410%	5/4/22	30,000	30,000
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.410%	5/4/22	24,300	24,300
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.400%	5/5/22	4,800	4,800
[1,2]	Franklin County OH Hospital Facilities Lease Revenue TOB VRDO	0.490%	5/6/22	2,665	2,665
[1,2]	Hamilton County OH Sewer System Sewer Revenue TOB VRDO	0.470%	5/6/22	12,750	12,750
[2]	Lorain County Port Authority Private Schools Revenue (St. Ignatius High School Project) VRDO	0.440%	5/6/22	1,540	1,540
[1,2]	Miami County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	3,000	3,000
[1,2]	Northeast Ohio Regional Sewer District Sewer Revenue TOB VRDO	0.470%	5/6/22	3,750	3,750
[1,2]	Northeast Ohio Regional Sewer District Sewer Revenue TOB VRDO	0.490%	5/6/22	6,800	6,800
[2]	Ohio GO VRDO	0.450%	5/4/22	1,030	1,030
[1,2]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	1,250	1,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.410%	5/4/22	26,110	26,110
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/6/22	24,375	24,375
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/6/22	24,000	24,000
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.490%	5/6/22	15,940	15,940
[1,2]	Ohio Housing Finance Agency Residential Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	4,085	4,085
	Ohio Lease (Appropriation) Revenue VRDO	0.410%	5/4/22	19,600	19,600
	Ohio Lease (Appropriation) Revenue VRDO	0.440%	5/4/22	39,900	39,900
	Ohio Lease (Appropriation) VRDO	0.450%	5/6/22	15,000	15,000
	Ohio State University College & University Revenue VRDO	0.380%	5/4/22	1,025	1,025
	Ohio State University College & University Revenue VRDO	0.440%	5/4/22	1,870	1,870
	Ohio State University College & University Revenue VRDO	0.440%	5/4/22	1,900	1,900
	Ohio State University College & University Revenue VRDO	0.440%	5/4/22	3,350	3,350
24

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University College & University Revenue VRDO	0.440%	5/4/22	5,480	5,480
[1,2]	RBC Municipal Products Inc. Trust Revenue VRDO	0.480%	5/6/22	8,000	8,000
[1,2]	Toledo OH Waterworks Water Revenue TOB VRDO	0.490%	5/6/22	8,000	8,000
					477,580
Oklahoma (0.1%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	14,400	14,400
[1,2]	Oklahoma Turnpike Authority Highway Revenue TOB VRDO	0.470%	5/6/22	7,500	7,500
					21,900
Oregon (0.7%)
[2]	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/6/22	11,560	11,560
[1,2]	Multnomah and Clackamas Counties OR School District GO TOB VRDO	0.470%	5/6/22	4,750	4,750
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	0.470%	5/5/22	33,255	33,255
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	0.500%	5/6/22	18,900	18,900
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	0.500%	5/6/22	10,000	10,000
[1,2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	0.500%	5/6/22	375	375
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.450%	5/6/22	13,140	13,140
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.470%	5/6/22	15,000	15,000
[1,2]	Oregon Housing & Community Services Department Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	7,725	7,725
[1,2]	Washington & Clackamas Counties OR School District No. 23J Tigard-Tualatin GO TOB VRDO	0.470%	5/6/22	5,000	5,000
					119,705
Pennsylvania (4.5%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.330%	5/2/22	1,375	1,375
[1,2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.520%	5/2/22	44,145	44,145
[1,2]	Allegheny County PA GO TOB VRDO	0.490%	5/6/22	5,340	5,340
[2]	Beaver County IDA Health, Hospital, Nursing Home Revenue VRDO	0.530%	5/6/22	7,140	7,140
[1,2]	BlackRock MuniYield Pennsylvania Quality Fund VRDO VRDP	0.530%	5/5/22	44,100	44,100
	Butler County General Authority Miscellaneous Revenue VRDO	0.450%	5/5/22	24,890	24,890
[1,2,3]	Commonwealth Financing Authority Pennsylvania Tobacco Settlement Funded Revenue TOB VRDO	0.470%	5/6/22	13,695	13,695
[1,2]	Dubois PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	2,250	2,250
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.420%	5/4/22	4,000	4,000
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.420%	5/4/22	2,100	2,100
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.460%	5/5/22	21,700	21,700
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.420%	5/6/22	4,900	4,900
25

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.510%	5/6/22	11,935	11,935
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.510%	5/6/22	3,750	3,750
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/6/22	6,955	6,955
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/6/22	5,330	5,330
[2]	Jackson Township IDA Local or Guaranteed Housing Revenue VRDO	0.440%	5/6/22	14,250	14,250
[1,2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	3,750	3,750
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	6,780	6,780
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	2,395	2,395
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	3,120	3,120
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/5/22	93,625	93,625
[1,2]	Montgomery County PA Higher Education & Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	11,555	11,555
[1,2]	Montgomery County PA Higher Education & Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	2,660	2,660
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.430%	5/5/22	6,150	6,150
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.430%	5/6/22	9,940	9,940
	Northampton County General Purpose Authority College & University Revenue VRDO	0.430%	5/5/22	3,415	3,415
[1,2]	Northampton County PA General Purpose Authority College & University Revenue TOB VRDO	0.470%	5/6/22	5,685	5,685
[2]	Pennsylvania Economic Development Financing Authority Water Revenue VRDO	0.470%	5/6/22	12,000	12,000
[1,2]	Pennsylvania GO TOB VRDO	0.460%	5/6/22	4,000	4,000
[1,2]	Pennsylvania GO TOB VRDO	0.470%	5/6/22	10,400	10,400
[1,2]	Pennsylvania GO TOB VRDO	0.470%	5/6/22	10,000	10,000
[1,2]	Pennsylvania GO TOB VRDO	0.470%	5/6/22	5,695	5,695
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	5/6/22	5,340	5,340
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	5,865	5,865
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	12,285	12,285
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/4/22	51,865	51,865
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	3,695	3,695
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	4,475	4,475
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	8,255	8,255
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	7,435	7,435
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.480%	5/6/22	13,930	13,930
26

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.480%	5/6/22	7,500	7,500
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.450%	5/4/22	12,900	12,900
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.510%	5/6/22	3,795	3,795
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.510%	5/6/22	2,900	2,900
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.470%	5/5/22	6,600	6,600
[1,2]	Pennsylvania State University College & University Revenue TOB VRDO	0.470%	5/6/22	5,600	5,600
[1,2]	Pennsylvania State University College & University Revenue TOB VRDO	0.470%	5/6/22	3,000	3,000
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.470%	5/6/22	7,850	7,850
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.350%	5/2/22	4,990	4,990
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.350%	5/2/22	11,900	11,900
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	0.470%	5/6/22	5,600	5,600
[1,2]	Peters Township School District Washington County GO TOB VRDO	0.490%	5/6/22	4,780	4,780
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.440%	5/5/22	7,500	7,500
[1,2]	Philadelphia PA Airport Port, Airport & Marina Revenue TOB VRDO	0.520%	5/6/22	12,070	12,070
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue VRDO	0.450%	5/6/22	15,200	15,200
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue VRDO	0.480%	5/6/22	12,200	12,200
[1,2]	Philadelphia PA Authority for Industrial Development Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	3,275	3,275
[1,2]	Philadelphia PA Authority for Industrial Development Local or Guaranteed Housing Revenue TOB VRDO	0.480%	5/6/22	5,695	5,695
[1,2]	Philadelphia PA School District GO TOB VRDO	0.470%	5/6/22	6,930	6,930
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	0.480%	5/6/22	6,000	6,000
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	8,965	8,965
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	1,800	1,800
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	6,670	6,670
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	9,600	9,600
[1,2]	State College PA Area School District GO TOB VRDO	0.470%	5/6/22	5,400	5,400
[2]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	0.480%	5/6/22	7,295	7,295
	Washington County Authority College & University Revenue VRDO	0.350%	5/5/22	37,350	37,350
[1,2,8]	Wilkes-Barre PA Area School District GO TOB VRDO	0.480%	5/6/22	2,280	2,280
					747,815
27

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island (0.1%)
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.450%	5/6/22	4,915	4,915
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.450%	5/6/22	15,230	15,230
					20,145
South Carolina (0.7%)
[1,2]	Charleston SC Waterworks & Sewer Capital Improvement Water Revenue TOB VRDO	0.490%	5/6/22	20,000	20,000
[1,2]	Lancaster County SC School District TOB VRDO	0.490%	5/6/22	5,430	5,430
[1,2]	McLeod Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	7,795	7,795
[1,2]	South Carolina Jobs Economic Development Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	6,955	6,955
[1,2]	South Carolina Jobs Economic Development Authority Hospital Revenue TOB VRDO	0.490%	5/6/22	30,750	30,750
[2]	South Carolina Jobs-Economic Development Authority Private Schools Revenue VRDO	0.480%	5/5/22	800	800
[1,2]	South Carolina Ports Authority Port, Airport & Marina Revenue TOB VRDO	0.510%	5/6/22	6,705	6,705
[2]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	0.500%	5/4/22	28,790	28,790
[1,2,4]	South Carolina Transportation Infrastructure Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.640%	10/3/22	5,000	5,000
					112,225
South Dakota (0.2%)
[1,2]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	3,370	3,370
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.450%	5/5/22	16,500	16,500
	South Dakota Housing Development Authority Revenue VRDO	0.450%	5/5/22	12,000	12,000
					31,870
Tennessee (2.5%)
[2]	Blount County Industrial Development Board Miscellaneous Revenue VRDO	0.580%	5/6/22	6,190	6,190
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.580%	5/6/22	25,070	25,070
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.580%	5/6/22	13,870	13,870
[2]	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.580%	5/6/22	12,230	12,230
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.360%	5/2/22	1,305	1,305
[2]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/6/22	97,380	97,380
[1,2]	Harpeth Valley TN Utilities District Water Revenue TOB VRDO	0.470%	5/6/22	6,205	6,205
[1,2]	Memphis TN GO TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	Memphis TN GO TOB VRDO	0.470%	5/6/22	8,075	8,075
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.400%	5/2/22	33,115	33,115
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.360%	5/2/22	5,070	5,070
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.360%	5/2/22	7,175	7,175
28

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Building Authority of Sevier County TN Lease Revenue VRDO	0.370%	5/2/22	3,600	3,600
[2]	Public Building Authority of Sevier County TN Miscellaneous Revenue VRDO	0.460%	5/4/22	6,425	6,425
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	0.580%	5/6/22	28,500	28,500
[2]	Sevier County TN Public Building Authority Water Revenue VRDO	0.580%	5/6/22	10,130	10,130
	Shelby County TN GO VRDO	0.460%	5/5/22	117,710	117,710
	Tennessee GO	0.720%	5/18/22	15,000	15,000
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	4,335	4,335
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	7,620	7,620
					414,005
Texas (12.0%)
[1,2]	Alamo Regional Mobility Authority Miscellaneous Revenue TOB VRDO	0.500%	5/6/22	7,500	7,500
[1,2,13]	Aldine TX Independent School District GO TOB VRDO	0.470%	5/6/22	8,205	8,205
[1,2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.470%	5/5/22	1,600	1,600
[1,2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.470%	5/6/22	14,430	14,430
[1,2,13]	Arlington TX Independent School District Charter School Aid Revenue TOB VRDO	0.470%	5/6/22	2,225	2,225
[1,2]	Austin TX Independent School District GO TOB VRDO	0.470%	5/6/22	15,225	15,225
	Austin TX Utility System Revenue	0.500%	5/10/22	7,872	7,872
[1,2]	Bexar TX Hospital District GO TOB VRDO	0.480%	5/6/22	11,480	11,480
	Board of Regents of the University of Texas System	0.450%	5/2/22	27,000	27,000
	Board of Regents of the University of Texas System	0.630%	5/12/22	25,000	25,000
	Board of Regents of the University of Texas System	0.480%	5/18/22	24,478	24,478
	Board of Regents of the University of Texas System	0.500%	5/18/22	20,000	20,000
	Board of Regents of the University of Texas System	0.480%	5/19/22	25,000	25,000
	Board of Regents of the University of Texas System	0.800%	6/16/22	25,000	25,000
	Board of Regents of the University of Texas System College & University Revenue VRDO	0.440%	5/5/22	27,195	27,195
[1,2,13]	Conroe TX Independent School District GO TOB VRDO	0.370%	5/2/22	7,350	7,350
[1,2,13]	Corpus Christi TX Independent School District GO TOB VRDO	0.470%	5/6/22	5,265	5,265
[1,2,13]	Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.400%	5/2/22	3,505	3,505
[1,2]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	0.470%	5/6/22	3,375	3,375
[2]	Dallas Performing Arts Cultural Facilities Corp. Recreational Revenue (Dallas Center Foundation Project) VRDO	0.460%	5/5/22	2,610	2,610
[1,2]	Dallas TX GO TOB VRDO	0.470%	5/6/22	4,780	4,780
[1,2]	Dallas TX Waterworks & Sewer System Water Revenue TOB VRDO	0.460%	5/6/22	6,000	6,000
[1,2,13]	Duncanville TX Independent School District GO TOB VRDO	0.470%	5/6/22	9,500	9,500
[1,2]	El Paso TX GO TOB VRDO	0.470%	5/6/22	7,000	7,000
[1,2]	El Paso TX GO TOB VRDO	0.470%	5/6/22	4,750	4,750
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.490%	5/5/22	23,145	23,145
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.470%	5/6/22	35,640	35,640
29

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.470%	5/6/22	8,625	8,625
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.480%	5/6/22	19,765	19,765
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.490%	5/6/22	16,665	16,665
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.510%	5/6/22	18,300	18,300
[1,2]	Grand Parkway Transportation Corp. TOB VRDO	0.480%	5/6/22	5,000	5,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.310%	5/2/22	14,635	14,635
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.350%	5/2/22	13,200	13,200
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.480%	5/4/22	19,600	19,600
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.400%	5/6/22	66,400	66,400
[1,2]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.350%	5/2/22	32,405	32,405
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	35,645	35,645
[1,2,3]	Harris County TX GO TOB VRDO	0.470%	5/6/22	8,070	8,070
[1,2]	Harris County TX GO TOB VRDO	0.470%	5/6/22	10,000	10,000
[1,2,3]	Harris County TX GO TOB VRDO	0.470%	5/6/22	8,160	8,160
[1,2]	Harris County TX Highway Revenue TOB VRDO	0.470%	5/6/22	7,500	7,500
	Houston Higher Education Finance Corp. College & University Revenue VRDO	0.430%	5/4/22	12,025	12,025
	Houston TX AD Valorem Property Tax Revenue TRAN	2.000%	6/30/22	13,900	13,919
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	23,250	23,402
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.440%	5/5/22	43,000	43,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.440%	5/5/22	34,385	34,385
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.440%	5/6/22	50,000	50,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.450%	5/6/22	37,800	37,800
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.450%	5/6/22	49,300	49,300
[1,2]	Houston TX Community College System GO TOB VRDO	0.470%	5/6/22	11,250	11,250
[1,2]	Houston TX Community College System GO TOB VRDO	0.470%	5/6/22	5,560	5,560
[1,2]	Houston TX GO TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2,13]	Humble TX Independent School District GO TOB VRDO	0.460%	5/6/22	16,000	16,000
[1,2,13]	Lamar TX Consolidated Independent School District GO TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	Lone Star TX College System GO TOB VRDO	0.470%	5/6/22	19,065	19,065
[1,2]	Lubbock TX Electric Light & Power System Revenue TOB VRDO	0.470%	5/6/22	3,400	3,400
[13]	Mesquite Independent School District GO VRDO	0.550%	5/6/22	10,195	10,195
[1,2,13]	Montgomery TX Independent School District GO TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	New Hope TX Cultural Education Facilities FinanceCorp. Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	3,985	3,985
[1,2]	North Texas Municipal Water District Water System Water Revenue TOB VRDO	0.400%	5/2/22	50,190	50,190
30

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.440%	5/5/22	33,395	33,395
	Red River Education Finance Corp. College & University Revenue VRDO	0.400%	5/4/22	6,800	6,800
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.470%	5/6/22	7,500	7,500
[1,2]	San Antonio TX Public Facilities Corp. Lease (Appropriation) Revenue TOB VRDO	0.470%	5/6/22	10,705	10,705
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	27,000	27,000
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.330%	5/2/22	1,800	1,800
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.400%	5/4/22	9,655	9,655
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.400%	5/4/22	18,180	18,180
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.400%	5/4/22	21,965	21,965
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	10,400	10,400
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.430%	5/5/22	49,885	49,885
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/5/22	5,085	5,085
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.380%	5/6/22	20,700	20,700
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.370%	5/6/22	14,300	14,300
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	14,105	14,105
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	5,555	5,555
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	6,250	6,250
[1,2]	Tarrant TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	10,760	10,760
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	2,655	2,655
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	4,695	4,695
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	5,675	5,675
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	2,425	2,425
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	3,995	3,995
	Texas GO VRDO	0.420%	5/4/22	48,215	48,215
	Texas GO VRDO	0.420%	5/4/22	29,840	29,840
	Texas GO VRDO	0.460%	5/4/22	21,950	21,950
	Texas GO VRDO	0.460%	5/4/22	32,850	32,850
	Texas GO VRDO	0.480%	5/4/22	18,915	18,915
[2]	Texas GO VRDO	0.500%	5/4/22	58,425	58,425
31

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO VRDO	0.500%	5/4/22	19,010	19,010
	Texas GO VRDO	0.500%	5/4/22	119,535	119,535
	Texas GO VRDO	0.420%	5/6/22	48,910	48,910
	Texas GO VRDO	0.470%	5/6/22	21,660	21,660
	Texas GO VRDO	0.470%	5/6/22	15,775	15,775
	Texas Local or Guaranteed Housing Revenue GO VRDO	0.470%	5/6/22	13,100	13,100
	Texas State University System Financing Revenue	1.050%	6/15/22	69,897	69,897
[2]	Texas Transportation Commission State Highway Fund VRDO	0.450%	5/6/22	39,500	39,500
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.460%	5/6/22	7,500	7,500
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.470%	5/6/22	6,640	6,640
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.470%	5/6/22	10,000	10,000
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.470%	5/6/22	10,135	10,135
[1,2]	Texas Water Development Board Water Revenue TOB VRDO	0.490%	5/5/22	5,900	5,900
[1,2]	Texas Water Development Board Water Revenue TOB VRDO	0.470%	5/6/22	27,060	27,060
	University of Texas System College & University Revenue VRDO	0.400%	5/5/22	21,825	21,825
	University of Texas System College & University Revenue VRDO	0.420%	5/5/22	21,300	21,300
[1,2,13]	Whitehouse Independent School District GO TOB VRDO	0.470%	5/6/22	4,750	4,750
					2,008,753
Utah (0.8%)
[1,2]	Intermountain Power Agency Utah Power Supply Revenue TOB VRDO	0.470%	5/6/22	21,815	21,815
[1,2]	University of Utah College & University Revenue TOB VRDO	0.470%	5/6/22	8,000	8,000
[1,2]	Utah Board of Regents Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	5,160	5,160
[1,2]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	2,880	2,880
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.470%	5/4/22	23,575	23,575
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.470%	5/6/22	32,925	32,925
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.470%	5/6/22	39,475	39,475
[1,2]	Utah Transit Authority Sales Tax Revenue TOB VRDO	0.470%	5/6/22	6,670	6,670
					140,500
Virginia (1.0%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/4/22	10,165	10,165
[1,2]	Alexandria VA GO TOB VRDO	0.490%	5/6/22	4,800	4,800
[2]	Fairfax County Economic Development Authority Economic Development Revenue VRDO	0.520%	5/6/22	7,200	7,200
	Fairfax County Economic Development Authority Revenue VRDO	0.410%	5/5/22	3,000	3,000
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/6/22	54,025	54,025
[1,2]	Fairfax County Water Authority Water Revenue GO TOB VRDO	0.460%	5/6/22	7,500	7,500
32

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,10]	FHLMC Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	1,674	1,674
[1,2]	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	0.470%	5/6/22	3,500	3,500
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.470%	5/6/22	11,250	11,250
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.470%	5/6/22	7,830	7,830
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.470%	5/6/22	4,865	4,865
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.470%	5/6/22	2,650	2,650
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.470%	5/6/22	3,950	3,950
[2]	Lynchburg Economic Development Authority Revenue VRDO	0.350%	5/2/22	10,820	10,820
[1,2]	Portsmouth VA GO TOB VRDO	0.400%	5/2/22	4,635	4,635
[1,2]	Roanoke VA Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	4,230	4,230
[1,2]	Roanoke VA Economic Development Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	5,335	5,335
[1,2]	University of Virginia College & University Revenue TOB VRDO	0.490%	5/6/22	5,300	5,300
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/6/22	6,135	6,135
[1,2]	Virginia TOB Miscellaneous Revenue VRDO	0.400%	5/2/22	16,305	16,305
					175,169
Washington (1.3%)
[1,2]	Central Puget Sound WA Regional Transit Authority Sales Tax Revenue TOB VRDO	0.460%	5/6/22	11,540	11,540
[1,2]	Central Puget Sound WA Regional Transit Authority Sales Tax Revenue TOB VRDO	0.490%	5/6/22	2,665	2,665
[1,2]	King County WA School District No. 401 GO TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	King County WA School District No. 414 GO TOB VRDO	0.400%	5/2/22	8,800	8,800
[1,2]	Lewis & Thurston Counties WA School District No. 401 Centralia GO TOB VRDO	0.470%	5/6/22	5,000	5,000
[1,2]	Northwest Energy Washington Electric Nuclear Revenue TOB VRDO	0.470%	5/6/22	8,250	8,250
[1,2]	Pierce County WA School District No. 10 (Tacoma) GO TOB VRDO	0.460%	5/6/22	8,000	8,000
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.470%	5/6/22	25,945	25,945
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.470%	5/6/22	14,615	14,615
[1,2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.510%	5/6/22	11,610	11,610
[1,2]	Seattle WA Drain and Wastewater Sewer Revenue TOB VRDO	0.400%	5/2/22	24,700	24,700
[1,2]	Seattle WA Municipal Electric Power & Light Revenue TOB VRDO	0.400%	5/2/22	5,875	5,875
[1,2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.400%	5/2/22	17,155	17,155
[1,2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.470%	5/6/22	3,000	3,000
[1,2]	Seattle WA Water System Water Revenue TOB VRDO	0.400%	5/2/22	17,515	17,515
[1,2]	Spokane County WA School District GO TOB VRDO	0.470%	5/6/22	5,700	5,700
[1,2]	Spokane WA County School District No. 354 Mead GO TOB VRDO	0.470%	5/6/22	5,545	5,545
[1]	Washington Economic Development Finance Authority PUT	0.330%	12/8/22	10,000	10,000
33

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Washington GO TOB VRDO	0.470%	5/5/22	4,700	4,700
[1,2]	Washington GO TOB VRDO	0.470%	5/6/22	7,750	7,750
[1,2]	Washington GO VRDO	0.470%	5/6/22	4,750	4,750
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	3,275	3,275
[1,2]	Washington Higher Education Facilities Authority College & University Revenue TOB VRDO	0.490%	5/6/22	5,880	5,880
[2]	Washington Higher Education Facilities Authority Revenue (Seattle University) VRDO	0.460%	5/5/22	3,955	3,955
					221,225
West Virginia (1.0%)
[2]	Cabell County WV College & University Revenue VRDO	0.460%	5/6/22	67,835	67,835
[1,2]	Morgantown WV Combined Utility System Water Revenue TOB VRDO	0.490%	5/6/22	1,475	1,475
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	99,755	99,755
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.580%	5/5/22	6,245	6,245
					175,310
Wisconsin (1.5%)
[1,2]	Milwaukee WI Metropolitan Sewer District GO TOB VRDO	0.370%	5/2/22	5,305	5,305
[1,2]	Public Finance Authority WI Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	3,975	3,975
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.330%	5/2/22	9,700	9,700
[2]	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/5/22	9,895	9,895
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	5/6/22	11,615	11,615
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	5/6/22	3,320	3,320
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.360%	5/2/22	2,045	2,045
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	5,000	5,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	13,500	13,500
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	3,735	3,735
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/6/22	1,880	1,880
[2]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue VRDO	0.420%	5/4/22	1,440	1,440
[1,2]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	9,690	9,690
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	35,690	35,690
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	26,905	26,905
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	23,960	23,960
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	15,275	15,275
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/5/22	8,000	8,000
[2]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/6/22	12,000	12,000
34

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.500%	5/6/22	26,900	26,900
	Wisconsin State Extendible GO	0.800%	5/10/22	27,536	27,536
					257,366
Wyoming (0.2%)
[1,2]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/6/22	3,845	3,845
[2]	Wyoming Community Development Authority Local or Guranteed Housing Revenue VRDO	0.440%	5/6/22	21,000	21,000
[1,2,8]	Wyoming Municipal Power Authority Electric Power & Light Revenue TOB VRDO	0.470%	5/6/22	13,330	13,330
					38,175
Total Tax-Exempt Municipal Bonds (Cost $15,789,851)					15,789,851
35

Municipal Money Market Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (5.8%)
Money Market Fund (5.8%)
[14]	Vanguard Municipal Cash Management Fund (Cost $978,044)	0.402%	9,780,070	978,105
Total Investments (100.0%) (Cost $16,767,895)				16,767,956
Other Assets and Liabilities—Net (0.0%)				(5,765)
Net Assets (100%)				16,762,191
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $6,365,001,000, representing 38.0% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Municipal Money Market Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,789,851)	15,789,851
Affiliated Issuers (Cost $978,044)	978,105
Total Investments in Securities	16,767,956
Investment in Vanguard	554
Cash	89,198
Receivables for Investment Securities Sold	47,258
Receivables for Accrued Income	17,767
Receivables for Capital Shares Issued	36,343
Other Assets	8,561
Total Assets	16,967,637
Liabilities
Payables for Investment Securities Purchased	158,442
Payables for Capital Shares Redeemed	45,563
Payables for Distributions	408
Payables to Vanguard	1,033
Total Liabilities	205,446
Net Assets	16,762,191
At April 30, 2022, net assets consisted of:

Paid-in Capital	16,761,502
Total Distributable Earnings (Loss)	689
Net Assets	16,762,191

Net Assets
Applicable to 16,759,042,419 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,762,191
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
37

Municipal Money Market Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1]	16,873
Total Income	16,873
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,101
Management and Administrative	9,619
Marketing and Distribution	1,024
Custodian Fees	29
Shareholders’ Reports	27
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	11,811
Expense Reduction—Note B	(2,904)
Net Expenses	8,907
Net Investment Income	7,966
Realized Net Gain (Loss) on Investment Securities Sold[1]	492
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(103)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,355
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $736,000, $4,000, $3,000, and ($103,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,966	1,994
Realized Net Gain (Loss)	492	951
Change in Unrealized Appreciation (Depreciation)	(103)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,355	2,943
Distributions
Total Distributions	(8,903)	(1,994)
Capital Share Transactions (at $1.00 per share)
Issued	5,403,493	7,269,497
Issued in Lieu of Cash Distributions	8,036	1,784
Redeemed	(4,331,825)	(9,324,936)
Net Increase (Decrease) from Capital Share Transactions	1,079,704	(2,053,655)
Total Increase (Decrease)	1,079,156	(2,052,706)
Net Assets
Beginning of Period	15,683,035	17,735,741
End of Period	16,762,191	15,683,035

See accompanying Notes, which are an integral part of the Financial Statements.
39

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0005	.0001	.007	.015	.012	.007
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	—	—	—	—
Total from Investment Operations	.0006	.0001	.007	.015	.012	.007
Distributions
Dividends from Net Investment Income	(.0005)	(.0001)	(.007)	(.015)	(.012)	(.007)
Distributions from Realized Capital Gains	(.0001)	—	—	—	—	—
Total Distributions	(.0006)	(.0001)	(.007)	(.015)	(.012)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.01%	0.68%	1.48%	1.21%	0.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,762	$15,683	$17,736	$18,111	$17,663	$17,360
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.08%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.10%	0.01%	0.68%	1.47%	1.20%	0.66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for the six months ended April 30, 2022 and 0.15% for the year ended October 31, 2021. For the years ended October 31, 2020, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
41

Municipal Money Market Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $554,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended April 30, 2022, Vanguard's expenses were reduced by $2,904,000 (an effective annual rate of 0.04% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
42

Municipal Money Market Fund
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,767,895
Gross Unrealized Appreciation	61
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	61
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $416,258,000 and sales were $393,400,000, resulting in net realized gain (loss) of $0.
F.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
43

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Municipal Money Market Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were below the peer-group average.
44

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
45

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q452 062022

Semiannual Report   |   April 30, 2022
Vanguard Short-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	103
Liquidity Risk Management	104

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$982.10	$0.84
Admiral™ Shares	1,000.00	982.50	0.44
Based on Hypothetical 5% Yearly Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Short-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2022
New York	16.9%
California	12.1
Texas	11.1
Illinois	5.3
New Jersey	5.0
Pennsylvania	4.2
Alabama	3.3
Ohio	3.3
Multiple States	3.2
Georgia	2.7
Connecticut	2.4
Florida	2.2
Washington	2.0
Michigan	1.7
Virginia	1.6
Maryland	1.6
Massachusetts	1.6
Wisconsin	1.5
Tennessee	1.5
North Carolina	1.4
Kentucky	1.1
Arizona	1.1
Nevada	1.1
Louisiana	1.0
Indiana	1.0
Other	10.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
2

Short-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.9%)
Alabama (3.2%)
[1,2]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue TOB VRDO	0.510%	5/5/22	8,000	8,000
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	165	171
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	220	228
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	100	106
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	270	286
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	100	108
[1,2]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	0.470%	5/5/22	2,200	2,200
[1,2]	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	0.460%	5/5/22	10,000	10,000
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	70	71
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	27,695	29,420
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	1,385	1,414
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	630	658
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	140	148
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	1,780	1,861
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,521
[3]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,735	5,734
[4]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	9/1/24	165	174
[5]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	295	304
[5]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	575	615
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	75	80
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	37,400	38,036
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	20,240	20,853
[6]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.090%	10/1/27	37,500	37,500
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	190
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	253
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	383
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,287
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	215	219
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,895	2,936
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	235
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	887
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	215
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	4,082
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	283
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	890
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	258
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,130	4,219
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,527
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,399
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,157
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,397
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	1,810	1,851
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	1,885	1,939
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	3,071
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,202
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,337
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	13,670	13,867
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/22	330	332
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	708
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	706
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	771
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	827
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,195	8,328
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	27,560	27,671
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,390	33,793
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	155,940	158,481
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	57,670	58,610
3

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	1.205%	12/1/23	10,500	10,442
[6]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	1.060%	12/1/23	10	10
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	190	191
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	232
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	252
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	230
	Decatur City Board of Education Special Tax Revenue, Prere.	5.000%	2/1/25	100	107
	Homewood AL GO, Prere.	5.000%	9/1/26	500	550
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,869
	Huntsville AL GO	5.000%	5/1/22	1,220	1,220
	Jacksonville State University College & University Revenue	4.000%	12/1/25	385	400
[5]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	4,818
	Jefferson County AL GO	5.000%	4/1/23	1,425	1,464
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	633
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,318
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	659
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,043
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	14,565	14,844
	Montgomery AL GO	3.000%	12/1/22	750	756
	Montgomery AL GO	3.000%	12/1/23	250	253
	Montgomery AL GO	3.000%	12/1/24	205	208
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	153
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	103
	Mountain Brook Board of Education GO	4.000%	3/1/25	145	151
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	832
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	807
[6]	Southeast Alabama Gas Supply District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.090%	4/1/24	1,000	994
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	10,594
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	23,695	23,970
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,227
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,750	2,783
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	58,390	59,230
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/22	400	401
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	761
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	531
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	899
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	774
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	181
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	228
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	912
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	573
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	872
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	5,290	5,373
[5]	Troy University College & University Revenue	4.000%	11/1/22	2,025	2,048
[5]	Troy University College & University Revenue	5.000%	11/1/24	865	917
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	500	506
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	130	135
					686,253
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	456
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	429
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	762
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	885
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,230
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	600	630
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,125	1,154
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,173
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	1,980
[1,2]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.600%	5/5/22	3,375	3,375
[1,2]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.600%	5/5/22	7,335	7,335
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	610
	Anchorage AK GO	5.000%	9/1/22	1,500	1,517
	Anchorage AK GO	5.000%	9/1/22	1,000	1,012
	Anchorage AK GO	4.000%	9/1/23	445	456
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,500	1,517
	North Slope Borough AK GO	4.000%	6/30/22	4,005	4,022
	North Slope Borough AK GO	5.000%	6/30/24	1,000	1,053
4

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Slope Borough AK GO	5.000%	6/30/24	1,050	1,106
					30,702
Arizona (1.1%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/22	250	251
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	355	367
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	938
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	1,968
	Arizona Board of Regents COP	5.000%	6/1/24	1,010	1,061
	Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,333
	Arizona Board of Regents COP	5.000%	6/1/26	910	990
	Arizona COP	5.000%	9/1/24	50	53
	Arizona COP, ETM	5.000%	10/1/22	9,000	9,130
	Arizona COP, ETM	5.000%	10/1/23	225	234
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,905	6,099
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	975	981
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	125	126
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,765	1,801
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	155	161
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	130	138
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/23	240	242
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/24	595	600
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	1,160	1,170
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	215	216
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	1,250	1,256
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	230	227
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/23	130	132
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	155
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	665
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	783
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	707
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	779
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,155
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,950	2,025
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,636
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,470
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,759
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,619
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	2,650
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	2,008
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	2,028
	Arizona Lottery Revenue, ETM	5.000%	7/1/22	7,665	7,711
	Arizona Lottery Revenue, ETM	5.000%	7/1/23	2,500	2,584
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	35	37
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	200	207
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,186
	Arizona State University College & University Revenue	5.000%	8/1/25	820	881
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	25	26
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	258
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	258
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	605	625
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	158
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,790	2,937
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	2,450	2,486
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	100	104
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	121
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	127
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	160
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	112
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,489
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/1/39	1,250	1,245
	Gilbert Public Facilities Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/23	1,000	1,034
[4]	Glendale AZ Transportation Excise Tax Sales Tax Revenue	5.000%	7/1/22	1,145	1,152
	Glendale AZ Water & Sewer Water Revenue	2.500%	7/1/23	115	116
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	640	661
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	121
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	125	134
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	110
	Maricopa County AZ COP	5.000%	7/1/23	225	232
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,761
5

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	6,280	6,280
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	618
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	520	559
	Maricopa County Community College District GO	5.000%	7/1/23	100	103
	Maricopa County Community College District GO	5.000%	7/1/24	75	79
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,012
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	320	326
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	623
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	70	74
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	12,660	12,834
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	1,680	1,775
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	1.010%	10/18/24	2,285	2,294
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	1.240%	9/1/24	4,500	4,518
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,890	1,698
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	905	813
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	210
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,109
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,150	1,233
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,747
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/22	2,500	2,515
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/25	905	975
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/23	950	971
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,308
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,735	4,020
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,247
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/22	620	624
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	300	310
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	614
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,187
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,465
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	110	111
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	120	124
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	110	116
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	125	135
	Mesa AZ GO	5.000%	7/1/24	535	565
	Mesa AZ Utility System Water Revenue	4.000%	7/1/26	1,000	1,055
[5]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	393
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,315
	Phoenix AZ GO	4.000%	7/1/23	100	102
	Phoenix AZ GO	4.000%	7/1/24	130	135
	Phoenix AZ GO	4.000%	7/1/24	2,025	2,034
	Phoenix AZ GO	5.000%	7/1/24	90	95
[7]	Phoenix AZ GO	5.000%	7/1/25	3,250	3,496
[7]	Phoenix AZ GO	5.000%	7/1/26	3,250	3,566
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/23	445	460
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,040	1,138
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	60	62
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	20	21
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	65	68
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	3,350	3,533
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	115	121
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	3,250	3,495
	Phoenix IDA Health, Hospital, Nursing Home Revenue VRDO	0.310%	5/2/22	6,000	6,000
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	385	406
	Pima County AZ Sewer System Sewer Revenue, Prere.	5.000%	7/1/22	1,050	1,056
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	650	651
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/23	190	191
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	316
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	325
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,820	2,905
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,006
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	655	679
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	552
	Salt River Project Agricultural Improvement & Power District Electric Light & Power System Revenue	5.000%	1/1/23	85	87
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	50	51
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,385	2,433
6

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	15,395	16,075
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	9,720	10,361
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	6,026
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	105	110
	Scottsdale AZ GO	3.000%	7/1/23	80	81
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	100	101
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	215	218
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	281
	University of Arizona College & University Revenue	5.000%	6/1/30	1,000	1,003
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	970	979
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	698
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.950%	4/1/29	3,500	3,499
	Yavapai County IDA Revenue	4.000%	10/1/22	2,045	2,065
	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,227
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,197
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,240
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,333
[5]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	1,937
[5]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,153
[5]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	648
[5]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,191
					234,038
Arkansas (0.1%)
[6]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.990%	9/1/22	700	700
	Arkansas GO	5.000%	6/15/23	100	103
	Arkansas GO	5.000%	10/1/23	65	68
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	930	957
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	303
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	592
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	500	535
	Hot Springs School District No. 6 GO	5.000%	6/1/26	2,500	2,732
	Jacksonville North Pulaski County School District GO	5.000%	6/1/22	1,785	1,790
	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,041
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,535
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,427
					13,783
California (11.7%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,040	2,118
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	135	141
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	745	803
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	2,460	2,653
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	12,295	13,504
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/23	275	283
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/24	275	289
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	3,575	3,532
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	2,305	2,231
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	2,045	2,023
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.720%	4/1/24	4,925	4,882
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	4/1/26	4,325	4,272
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	5/1/23	7,820	7,814
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	5/1/23	5,190	5,186
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	5/1/23	14,625	14,614
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.540%	4/1/24	13,435	13,499
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.540%	4/1/24	2,750	2,763
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.250%	1.690%	4/1/27	1,000	1,017
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	340	349
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	12,745	13,099
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	103
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	450	463
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	165	170
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	885	912
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	630	661
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	22,305	22,865
	California CP GO	0.000%	5/11/22	6,500	6,500
	California CP GO	0.010%	5/18/22	6,969	6,968
	California CP GO	0.010%	5/19/22	35,825	35,823
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	1,890	1,890
7

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Department of Water Resources Water Revenue	5.000%	12/1/23	7,225	7,543
[6]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.810%	12/1/22	32,610	32,580
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/23	5,205	5,370
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.440%	5/5/22	3,300	3,300
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	635	678
	California GO	5.000%	9/1/22	150	152
	California GO	5.000%	9/1/22	305	309
	California GO	5.000%	9/1/22	10,465	10,594
	California GO	5.250%	9/1/22	420	426
	California GO	5.000%	10/1/22	5,100	5,175
	California GO	5.000%	10/1/22	8,750	8,879
	California GO	4.000%	12/1/22	10,050	10,191
	California GO	5.000%	12/1/22	6,720	6,853
	California GO	5.250%	2/1/23	110	113
	California GO	5.000%	3/1/23	3,205	3,288
	California GO	5.000%	8/1/23	9,630	9,978
	California GO	5.000%	8/1/23	330	342
	California GO	5.000%	8/1/23	75	78
	California GO	4.000%	9/1/23	3,945	4,044
	California GO	5.000%	9/1/23	200	202
	California GO	5.000%	9/1/23	2,770	2,876
	California GO	5.000%	9/1/23	115	119
	California GO	5.000%	9/1/23	22,000	22,839
	California GO	5.000%	9/1/23	125	130
	California GO	5.000%	9/1/23	135	140
	California GO	5.000%	9/1/23	45	47
	California GO	4.000%	10/1/23	45	46
	California GO	5.000%	10/1/23	115	120
	California GO	5.000%	10/1/23	230	239
	California GO	5.000%	10/1/23	4,245	4,416
	California GO	5.000%	10/1/23	90	94
	California GO	4.000%	11/1/23	100	103
	California GO	5.000%	11/1/23	50	52
	California GO	5.000%	11/1/23	550	573
	California GO	5.000%	11/1/23	60	63
	California GO	5.000%	11/1/23	115	120
	California GO	5.000%	12/1/23	420	438
	California GO	5.000%	12/1/23	7,435	7,762
	California GO	5.000%	2/1/24	985	1,006
	California GO	5.000%	4/1/24	17,000	17,870
	California GO	5.000%	8/1/24	2,895	3,061
	California GO	5.000%	8/1/24	35	37
	California GO	5.000%	8/1/24	35	37
	California GO	5.000%	8/1/24	225	238
	California GO	5.000%	8/1/24	125	132
	California GO	5.000%	8/1/24	1,035	1,094
	California GO	5.000%	9/1/24	555	560
	California GO	5.000%	9/1/24	105	111
	California GO	5.000%	9/1/24	375	397
	California GO	5.000%	9/1/24	29,500	31,246
	California GO	4.000%	10/1/24	65	67
	California GO	5.000%	10/1/24	6,000	6,367
	California GO	5.000%	10/1/24	5,320	5,645
	California GO	5.000%	10/1/24	445	472
	California GO	5.000%	10/1/24	1,250	1,326
	California GO	4.000%	11/1/24	16,780	17,409
	California GO	5.000%	11/1/24	525	546
	California GO	5.000%	11/1/24	5,380	5,719
	California GO	4.000%	12/1/24	2,900	3,012
	California GO	5.000%	12/1/24	2,640	2,749
	California GO	5.000%	12/1/24	250	261
	California GO	5.000%	12/1/24	8,000	8,519
	California GO	5.000%	2/1/25	875	894
	California GO	4.000%	3/1/25	40	42
	California GO	5.000%	4/1/25	710	760
	California GO	5.000%	4/1/25	13,565	14,526
	California GO	5.000%	5/1/25	105	110
	California GO	5.000%	9/1/25	11,000	11,879
	California GO	5.000%	10/1/25	5,800	6,150
8

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/25	80	87
	California GO	5.000%	11/1/25	2,875	3,115
	California GO	5.000%	12/1/25	14,000	15,194
	California GO	4.000%	3/1/26	150	158
	California GO	5.000%	3/1/26	2,700	2,888
	California GO	5.000%	4/1/26	6,510	7,113
	California GO	5.000%	8/1/26	230	253
	California GO	5.000%	8/1/26	4,785	5,261
	California GO	5.000%	8/1/26	1,990	2,124
	California GO	5.000%	8/1/26	245	269
	California GO	4.000%	9/1/26	120	127
	California GO	5.000%	9/1/26	120	132
	California GO	5.000%	9/1/26	2,700	2,917
	California GO	5.000%	10/1/26	135	149
	California GO	5.000%	10/1/26	675	737
	California GO	5.000%	10/1/26	100	110
	California GO	5.000%	11/1/26	250	276
	California GO	4.000%	8/1/27	1,820	1,920
	California GO	5.000%	10/1/27	2,470	2,693
[6]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.870%	12/1/23	25,160	25,162
[1,2]	California GO TOB VRDO	0.470%	5/5/22	5,000	5,000
[1,2]	California GO TOB VRDO	0.470%	5/5/22	3,450	3,450
[1,2]	California GO TOB VRDO	0.470%	5/5/22	13,500	13,500
[1,2]	California GO TOB VRDO	0.470%	5/5/22	1,875	1,875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	325	328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	110	114
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	160	167
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	65	69
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	590	609
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,081
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	8,025	8,143
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	940	955
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,590	1,615
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,690	1,717
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	7,885	7,933
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	930	961
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,815	19,795
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,106
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,745	5,048
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	36,800	36,800
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	4,000	4,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	1,500	1,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/5/22	9,715	9,715
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/5/22	22,610	22,610
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	2,700	2,700
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	22,275	22,275
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.520%	5/5/22	3,100	3,100
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.520%	5/5/22	2,305	2,305
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.580%	5/5/22	68,600	68,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	895	928
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	5.000%	10/1/25	4,220	4,566
[6]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	8/1/24	10,000	9,941
[4]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	100	103
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	955	985
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,000	969
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	800	832
[6,7]	California Infrastructure & Economic Development Bank Private Schools Revenue PUT, SIFMA Municipal Swap Index Yield + 0.9%	0.000%	6/1/27	21,535	21,508
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	593
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/31	100	101
[6]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	8/1/24	5,400	5,368
[6]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.140%	6/1/26	5,875	5,845
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	250	253
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc Obligated Group)	2.125%	11/15/26	270	253
9

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Pollution Control Financing Authority Miscellaneous Revenue VRDO	0.460%	5/6/22	7,500	7,500
[1,2]	California State Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/5/22	2,250	2,250
[1,2]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.470%	5/5/22	7,500	7,500
[1,2,5]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.530%	5/5/22	1,775	1,775
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	7,000	7,063
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	12,000	12,286
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	85	88
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	900	927
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	13,570	13,998
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	13,770	14,260
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	19,000	19,872
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	125	131
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,200	1,260
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	14,085	14,813
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	14,000	14,776
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,750	16,766
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	465	497
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	100	107
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,525	1,634
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,600	1,646
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	9,136
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	580	613
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,237
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,682
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	4,912
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,653
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	175	178
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	745	764
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,048
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	730	742
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	1,035	1,075
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	1,825
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,225
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,175	1,202
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	820	854
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	740	785
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	940	1,013
	California State University College & University Revenue	5.000%	11/1/24	175	186
	California State University College & University Revenue PUT	4.000%	11/1/23	395	401
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,383
	California State University College & University Revenue, Prere.	5.000%	11/1/23	75	78
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.750%	7/1/40	40,400	40,400
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.800%	7/1/40	19,125	19,125
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.860%	7/1/41	25	25
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,743
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/5/22	14,245	14,245
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/5/22	6,750	6,750
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	595	603
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	17,875	17,875
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.840%	5/5/22	2,500	2,500
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,200	1,253
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	2,030
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	115	119
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	438
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	8,900	9,291
	City & County of San Francisco CA GO	5.000%	6/15/24	150	155
	Coast Community College District GO	5.000%	8/1/23	6,245	6,466
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	40	42
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	607
	Downey Unified School District GO	4.000%	8/1/22	1,065	1,072
	Downey Unified School District GO	4.000%	8/1/23	1,130	1,156
	East Bay Municipal Utility District	0.010%	5/11/22	6,880	6,880
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	90	93
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	545	562
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	145	153
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	35	38
	East Side Union High School District GO	3.000%	8/1/23	100	101
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,323
	East Side Union High School District GO	2.000%	8/1/25	1,890	1,846
10

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	369
[6]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.540%	7/1/24	2,550	2,550
[1,2]	Elk Grove Unified School District GO TOB VRDO	0.470%	5/5/22	2,110	2,110
[1,2]	Elk Grove Unified School District GO TOB VRDO	0.480%	5/6/22	2,120	2,120
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/23	1,000	1,023
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	865	905
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	528
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	75	79
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	4,500	4,536
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	315	295
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,255	38,488
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,385	1,470
	Fresno Unified School District GO	2.000%	8/1/24	760	750
	Fresno Unified School District GO	2.000%	8/1/25	700	684
[1,2]	Fresno Unified School District GO TOB VRDO	0.470%	5/5/22	7,370	7,370
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	110	113
[1,2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.500%	5/5/22	44,195	44,195
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	7,165	7,186
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	4,000	4,122
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	3,440	3,620
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	3,465	3,712
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	3.500%	6/1/22	1,520	1,523
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/22	1,500	1,504
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/22	13,750	13,791
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.250%	6/1/22	26,570	26,651
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.300%	6/1/22	11,770	11,806
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	220	227
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	765	822
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/23	320	331
[1,2,4]	Hayward Unified School District GO TOB VRDO	0.480%	5/6/22	3,250	3,250
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,466
[1,2]	Long Beach Unified School District GO TOB VRDO	0.470%	5/5/22	9,620	9,620
[1,2]	Long Beach Unified School District GO TOB VRDO	0.470%	5/5/22	2,000	2,000
	Los Angeles CA Community College District GO	5.000%	8/1/23	250	259
	Los Angeles CA Community College District GO	5.000%	8/1/23	50	52
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,110	3,293
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	45	47
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,560	10,118
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	40	42
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,478
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	85	90
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,250	9,790
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	15,749
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,300	14,076
[1,2]	Los Angeles CA Department of Water & Power Waterworks Water Revenue TOB VRDO	0.470%	5/5/22	5,500	5,500
	Los Angeles CA General Fund Revenue TRAN	4.000%	6/23/22	99,000	99,407
[1,2]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	44,040	44,040
	Los Angeles CA Unified School District COP	5.000%	10/1/22	970	983
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/23	1,000	1,038
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/24	875	926
	Los Angeles CA Unified School District GO	4.000%	7/1/22	8,400	8,438
	Los Angeles CA Unified School District GO	5.000%	7/1/23	475	491
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	78
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	103
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,205
	Los Angeles CA Unified School District GO	5.000%	7/1/23	80	83
	Los Angeles CA Unified School District GO	5.000%	7/1/24	390	411
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	69
	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	29,035
	Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,273
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	15,157
	Los Angeles CA Unified School District GO	5.000%	7/1/25	230	247
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	335	346
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	560	578
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/24	125	125
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/24	20,000	21,047
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	235	236
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	715	736
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	11,270	12,109
11

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,835	3,107
	Los Angeles Community College District GO, Prere.	5.000%	8/1/24	175	185
	Los Angeles County CA	4.000%	6/30/22	270	271
[1,2]	Los Angeles County CA Public Works Financing Authority Lease (Abatement) Revenue TOB VRDO	0.470%	5/5/22	3,665	3,665
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	45	46
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,910	5,078
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	90
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	53
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	200	215
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,135	1,171
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,017
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,056
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,257
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	20	21
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	250	262
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	140	150
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	625	668
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	80	87
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	75	82
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	60	66
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	90	99
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	102
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	90	93
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	52
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	85	87
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	225	232
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	490	500
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.470%	5/5/22	2,600	2,600
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	280	282
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	280	281
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	725	729
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	725	728
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,650	1,702
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	27
[1,2]	Los Angeles Unified School District GO TOB VRDO	0.460%	5/5/22	15,000	15,000
	Los Rios Community College District GO	3.000%	8/1/24	5,000	5,065
	Los Rios Community College District GO	3.000%	8/1/25	6,500	6,607
[1,2,5]	Lynwood CA Unified School District GO TOB VRDO	0.520%	5/5/22	5,960	5,960
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/22	400	402
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	340	351
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	500	517
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	490	507
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	180	190
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	315	339
[6]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	2,750	2,742
[6]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	7,275	7,255
[6]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	2,500	2,493
	Milpitas Unified School District GO, Prere.	5.000%	8/1/22	150	151
[1]	Mizuho Floater / Residual Trust Local or Guaranteed Housing Revenue TOB VRDO	0.690%	5/5/22	50,000	50,000
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/23	500	517
[1,2]	Montebello CA Unified School District GO TOB VRDO	0.470%	5/5/22	4,800	4,800
[1,2]	Moreno Valley Unified School District Financing Authority GO TOB VRDO	0.500%	5/5/22	7,700	7,700
	Mount San Antonio Community College District GO, Prere.	5.000%	8/1/23	170	176
	Mountain View-Whisman School District GO	4.000%	9/1/22	1,050	1,059
	Norris School District GO, Prere.	0.000%	5/1/24	500	243
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,750	34,331
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Project No.1)	5.000%	7/1/28	1,845	1,856
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/27	1,275	1,283
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.640%	5/2/22	10,000	10,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.470%	5/5/22	10,000	10,000
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,000	2,163
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	235	247
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/23	150	154
	Orange County Transportation Authority Miscellaneous Revenue	4.000%	10/15/24	1,500	1,555
	Orange County Transportation Authority Miscellaneous Revenue BAN	5.000%	10/15/24	70,000	74,220
	Orange County Water District COP	2.000%	8/15/23	515	515
12

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Water District COP	4.000%	2/15/25	7,240	7,544
[1,2]	Palomar CA Community College District GO TOB VRDO	0.470%	5/5/22	6,400	6,400
[4]	Palomar Health COP	1.200%	11/1/36	9,800	9,800
[4]	Palomar Health COP	1.200%	11/1/36	15,900	15,900
[4]	Palomar Health COP	1.200%	11/1/36	6,925	6,925
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,500	1,551
[1,2,4]	Pamona CA Unified School District GO TOB VRDO	0.470%	5/5/22	9,400	9,400
	Pasadena CA Electric Power & Light Revenue	5.000%	6/1/22	500	501
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,065
	Peralta Community College District GO	5.000%	8/1/25	500	538
[1,2]	Perris Union High School District GO TOB VRDO	0.470%	5/5/22	1,600	1,600
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	20,850	20,850
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/23	100	104
[1,2,5]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	0.490%	5/5/22	5,000	5,000
[6]	Riverside CA Water Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.130%	0.570%	1/18/23	3,900	3,882
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	250	264
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/25	950	1,031
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/25	850	922
[1,2,5]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	0.490%	5/5/22	2,420	2,420
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	15	16
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	370	378
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	53
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/22	675	678
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	515
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,155
[1,2]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.470%	5/5/22	2,000	2,000
[1,2]	Sacramento CA Water Revenue TOB VRDO	0.470%	5/5/22	15,600	15,600
	Sacramento County CA COP	5.000%	10/1/22	825	836
	Sacramento County CA COP	5.000%	10/1/23	900	934
[4]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,502
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/23	185	187
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	47
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	1,370	1,406
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	335	356
	Salinas CA Sanitary Sewer System Sewer Revenue, Prere.	4.125%	8/1/22	125	126
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	225	233
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	5,000	5,342
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/23	5,195	5,395
	San Buenaventura Public Facilities Financing Authority Water Revenue, Prere.	5.000%	7/1/22	330	332
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	11,575	11,762
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	900	935
	San Diego CA Unified School District GO	5.000%	7/1/24	55	58
	San Diego Community College District GO, Prere.	5.000%	8/1/23	75	78
	San Diego Community College District GO, Prere.	5.000%	8/1/23	125	129
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	515
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,060
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,046
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,232
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	900
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,195
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,444
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	32,215	32,671
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	6,050	6,327
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,642
[2]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.500%	5/4/22	38,900	38,900
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	311
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,429
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	610	628
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,825	1,921
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/23	175	181
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	150
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,613
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	3,500	3,901
	San Francisco CA City & County GO	5.000%	6/15/22	1,375	1,381
	San Francisco CA City & County GO	5.000%	6/15/22	12,620	12,677
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,872
	San Francisco CA City & County GO	5.000%	6/15/23	555	573
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,639
13

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,687
	San Francisco CA City & County GO	5.000%	6/15/25	140	144
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	3,747
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,031
[1,2]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.840%	5/5/22	10,000	10,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	58
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	2,030	2,155
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,420	4,704
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,155
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,665	3,901
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,025	1,091
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	50	52
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/23	200	206
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	3,010	3,010
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	50,000	46,222
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	4,685	4,667
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	134
	San Francisco Unified School District GO	5.000%	6/15/23	60	62
	San Francisco Unified School District GO	4.000%	6/15/24	75	77
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	310	331
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	6/1/23	800	824
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	500	505
	San Jose Unified School District GO, Prere.	3.800%	8/1/23	140	143
	San Juan Unified School District GO	3.000%	8/1/23	575	582
[5]	San Leandro Unified School District GO	4.000%	8/1/23	500	512
[5]	San Leandro Unified School District GO	4.000%	8/1/24	200	207
[5]	San Leandro Unified School District GO	4.000%	8/1/25	135	141
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,217
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	13,464
[1,2]	Santa Clara County CA GO TOB VRDO	0.470%	5/5/22	8,250	8,250
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/23	75	77
	Santa Monica Community College District GO	5.000%	8/1/25	2,525	2,612
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	8,900	8,986
	Solano County Community College District GO, Prere.	4.375%	8/1/23	100	103
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,600	1,610
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,700	2,792
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,175	1,215
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,315	2,392
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,615	19,435
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,055
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	861
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	775	849
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	18,209
[5]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/22	1,400	1,420
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,250	1,279
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,308
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,317
	Tulare CA Sewer Revenue	4.000%	11/15/22	645	653
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	685
[4]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	746
[4]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	797
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/23	260	266
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	21
	United Water Conservation District COP	5.000%	10/1/22	600	609
	United Water Conservation District COP	5.000%	10/1/23	805	836
	United Water Conservation District COP	5.000%	10/1/24	845	896
	University of California College & University Revenue	4.000%	5/15/23	5,310	5,416
	University of California College & University Revenue	5.000%	5/15/23	270	278
	University of California College & University Revenue	5.000%	5/15/23	2,210	2,277
	University of California College & University Revenue	4.000%	5/15/24	225	232
	University of California College & University Revenue	4.000%	5/15/24	3,395	3,507
	University of California College & University Revenue	5.000%	5/15/24	710	747
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,105
	University of California College & University Revenue	5.000%	5/15/25	40	43
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,689
	University of California College & University Revenue	5.000%	5/15/25	1,500	1,612
	University of California College & University Revenue	5.000%	5/15/25	235	247
14

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/26	1,750	1,917
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,094
	University of California College & University Revenue	5.000%	5/15/26	4,000	4,116
	University of California College & University Revenue PUT	5.000%	5/15/23	3,280	3,375
[1,2]	University of California College & University Revenue TOB VRDO	0.470%	5/5/22	8,930	8,930
[1,2]	University of California College & University Revenue TOB VRDO	0.470%	5/5/22	5,000	5,000
[1,2]	University of California College & University Revenue TOB VRDO	0.470%	5/5/22	15,375	15,375
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,440	1,442
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	10/1/22	325	327
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	415	424
[7]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	405	414
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	390	401
[7]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	230	238
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	560	589
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	635	672
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	420	447
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	585	627
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	523
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	175	192
	West Basin Municipal Water District Water Revenue	5.000%	8/1/27	250	279
	West Sonoma County Union High School District GO	4.000%	8/1/22	200	201
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	241
					2,495,650
Colorado (0.9%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	265	277
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	104
	Colorado COP	5.000%	3/15/23	450	462
	Colorado COP	5.000%	12/15/23	2,835	2,955
	Colorado COP	5.000%	12/15/23	105	109
	Colorado COP	5.000%	12/15/24	90	96
	Colorado COP	5.000%	12/15/25	4,045	4,389
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	305
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	710
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	759
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	815
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	46
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,337
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	615	618
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,535	1,567
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	88
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,482
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	333
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,500	2,610
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	105
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,072
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	329
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	389
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	90	95
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	203
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	2,960	2,972
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	3,505	3,639
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	500	537
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	13,635	13,635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	720	722
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	545	557
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,945	2,017
[1,2]	Colorado Regional Transportation District COP TOB VRDO	0.530%	5/5/22	18,255	18,255
[1,2]	Colorado Springs CO Multiple Utility Revenue TOB VRDO	0.470%	5/5/22	5,155	5,155
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,037
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	58
[1,2]	Colorado State Health Facility Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	3,520	3,520
[1,2]	Colorado State Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	4,230	4,230
	Dawson Ridge Metropolitan District No. 1 GO, ETM	0.000%	10/1/22	6,735	6,693
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,087
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	565	587
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	115	119
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,395
15

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,360	4,529
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,174
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,624
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	9,000	9,138
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/23	210	217
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/23	50	52
[5]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	231
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	225	233
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	19
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,498
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	237
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	180	193
[6]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.538%	9/1/24	3,700	3,626
[5]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/22	300	305
[5]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	453
[4]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	688
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	818
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,890	14,862
	Regional Transportation District COP	5.000%	6/1/24	2,790	2,869
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,029
	Regional Transportation District COP	5.000%	6/1/25	50	51
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	101
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	362
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	416
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	344
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	100	100
	University of Colorado College & University Revenue	5.000%	6/1/22	175	176
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,420	16,054
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,620	1,566
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,350	1,288
	University of Colorado College & University Revenue, ETM	5.000%	6/1/22	545	547
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	100	103
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	15,500	16,267
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	168
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	119
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	212
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	135
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	506
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	746
					183,627
Connecticut (2.4%)
	Bridgeport CT GO	5.000%	2/15/23	535	548
	Bridgeport CT GO	5.000%	2/15/24	450	470
	Bridgeport CT GO	5.000%	2/15/25	1,000	1,064
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	6/1/24	20	21
	Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	50	53
	Connecticut GO	5.000%	5/15/22	1,035	1,036
	Connecticut GO	3.000%	6/1/22	550	551
	Connecticut GO	5.000%	6/15/22	4,675	4,696
	Connecticut GO	5.000%	7/15/22	2,000	2,015
	Connecticut GO	5.000%	10/15/22	6,295	6,395
	Connecticut GO	5.000%	12/15/22	460	470
	Connecticut GO	3.000%	1/15/23	5,125	5,171
	Connecticut GO	5.000%	1/15/23	2,070	2,117
	Connecticut GO	5.000%	1/15/23	4,445	4,546
	Connecticut GO	5.000%	4/15/23	3,430	3,436
	Connecticut GO	5.000%	4/15/23	2,440	2,510
	Connecticut GO	5.000%	4/15/23	3,750	3,858
	Connecticut GO	3.000%	6/1/23	790	798
	Connecticut GO	4.000%	6/1/23	210	214
	Connecticut GO	5.000%	6/15/23	1,300	1,343
	Connecticut GO	5.000%	7/15/23	2,000	2,070
	Connecticut GO	5.000%	9/1/23	65	67
	Connecticut GO	5.000%	9/15/23	1,600	1,663
	Connecticut GO	5.000%	10/15/23	3,665	3,816
	Connecticut GO	5.000%	10/15/23	795	807
	Connecticut GO	5.000%	11/15/23	1,140	1,189
	Connecticut GO	3.000%	1/15/24	3,000	3,040
16

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	4.000%	1/15/24	2,250	2,318
	Connecticut GO	5.000%	1/15/24	13,035	13,643
	Connecticut GO	5.000%	4/15/24	575	605
	Connecticut GO	5.000%	4/15/24	270	284
	Connecticut GO	5.000%	5/15/24	325	342
	Connecticut GO	3.000%	6/1/24	550	556
	Connecticut GO	4.000%	6/1/24	275	284
	Connecticut GO	5.000%	6/1/24	6,525	6,542
	Connecticut GO	5.000%	7/15/24	385	397
	Connecticut GO	5.000%	7/15/24	3,000	3,164
	Connecticut GO	5.000%	8/15/24	635	656
	Connecticut GO	5.000%	9/15/24	185	196
	Connecticut GO	5.000%	9/15/24	25	26
	Connecticut GO	5.000%	10/15/24	3,880	4,025
	Connecticut GO	3.000%	1/15/25	7,075	7,162
	Connecticut GO	4.000%	1/15/25	2,090	2,170
	Connecticut GO	5.000%	3/1/25	1,415	1,479
	Connecticut GO	5.000%	4/15/25	1,505	1,609
	Connecticut GO	5.000%	4/15/25	190	203
	Connecticut GO	5.000%	4/15/25	2,550	2,554
	Connecticut GO	4.000%	5/15/25	3,800	3,960
	Connecticut GO	4.000%	6/1/25	550	573
	Connecticut GO	5.000%	7/15/25	4,000	4,298
	Connecticut GO	5.000%	8/15/25	5,645	5,830
	Connecticut GO	5.000%	3/1/26	450	460
	Connecticut GO	5.000%	8/15/26	9,290	9,594
	Connecticut GO	5.000%	3/1/27	1,000	1,044
	Connecticut GO VRDO	0.480%	5/5/22	42,630	42,630
[6]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	1.390%	3/1/24	135	136
[6]	Connecticut GO, SIFMA Municipal Swap Index Yield + 1.050%	1.490%	3/1/23	4,325	4,331
[6]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.740%	11/15/24	7,725	7,725
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	440
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	236
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	234
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	325
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	459
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	163
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	15,515	15,020
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	785	784
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,325	4,103
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.440%	5/6/22	150	150
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	575	575
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/22	3,605	3,655
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/22	3,020	3,069
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	11,325	11,560
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	859
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	735	760
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	11,650
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/23	3,485	3,623
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,345	1,369
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,794
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	265	270
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	615	646
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	106
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	165	171
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,065	1,128
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/24	2,475	2,627
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	565	575
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,829
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	535
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,101
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	120	129
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	1,720	1,859
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,895
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	535
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	768
17

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	380	382
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	424
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	387
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	407
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	24,875	24,876
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	25,620	25,621
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	13,885	13,965
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	5,100	5,129
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	4,945	5,052
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	17,570	17,439
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	1,120	1,097
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	11,410	10,888
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	15,530	14,819
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	25,995	24,379
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,895	18,672
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	17,715
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	12,050	11,309
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,000	1,890
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	251
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	2,942
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,017
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	280
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,170	2,239
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	331
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	2,771
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	380	390
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	775
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	345	367
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	635
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	620
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	15,165	14,962
[1,2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	1,375	1,375
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	126
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	129
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	394
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	133
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	120	122
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	259
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	255	265
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	260
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	160	169
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	264
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	171
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	187
[4]	Hartford CT GO	5.000%	7/1/26	1,100	1,177
	Meriden CT GO	5.000%	3/15/23	425	436
	Meriden CT GO	5.000%	3/15/24	875	917
	Meriden CT GO	5.000%	3/15/25	1,305	1,395
	Meriden CT GO	5.000%	3/15/26	1,075	1,171
	Metropolitan District GO	5.000%	7/15/22	1,000	1,007
	Metropolitan District GO	5.000%	7/15/22	2,500	2,518
	Metropolitan District GO	5.000%	7/15/23	525	543
	Metropolitan District GO	5.000%	7/15/23	1,000	1,034
	Metropolitan District GO	5.000%	7/15/23	1,045	1,080
[4]	New Haven CT GO	5.000%	8/1/22	3,585	3,615
[4]	New Haven CT GO	5.000%	8/15/24	395	416
	University of Connecticut College & University Revenue	5.000%	2/15/23	615	629
	University of Connecticut College & University Revenue	5.000%	3/15/23	1,600	1,640
	University of Connecticut College & University Revenue	5.000%	2/15/24	115	120
	University of Connecticut College & University Revenue	5.000%	8/15/24	325	336
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	212
	University of Connecticut College & University Revenue	5.000%	2/15/25	385	410
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	554
					503,857
Delaware (0.2%)
	Delaware GO	5.000%	2/1/23	50	51
	Delaware GO	5.000%	7/1/23	175	181
	Delaware GO	5.000%	2/1/24	1,000	1,048
	Delaware GO	5.000%	8/1/24	2,770	2,869
18

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	312
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	400	413
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	215	227
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	165	178
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	190	208
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	6,370	5,904
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,257
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	4,006
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,273
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	13,380	13,443
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	659
	New Castle County DE GO	5.000%	10/1/22	5,520	5,601
	University of Delaware College & University Revenue	5.000%	11/1/22	1,185	1,205
	University of Delaware College & University Revenue	5.000%	11/1/23	1,100	1,146
	University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,243
					42,224
District of Columbia (0.2%)
	District of Columbia GO	5.000%	2/1/23	5,100	5,220
	District of Columbia GO	3.000%	6/1/23	100	101
	District of Columbia GO	5.000%	6/1/23	630	650
	District of Columbia GO	5.000%	6/1/23	100	103
	District of Columbia GO	5.000%	6/1/24	640	659
	District of Columbia GO	5.000%	6/1/24	215	227
	District of Columbia GO	5.000%	6/1/25	20	21
[1,2]	District of Columbia GO TOB VRDO	0.470%	5/5/22	1,850	1,850
	District of Columbia Income Tax Revenue	5.000%	12/1/23	365	371
	District of Columbia Income Tax Revenue	5.000%	10/1/24	125	133
	District of Columbia Income Tax Revenue	5.000%	12/1/24	235	239
[1,2]	District of Columbia Income Tax Revenue TOB VRDO	0.470%	5/5/22	895	895
	District of Columbia Miscellaneous Revenue, Prere.	5.000%	7/1/22	6,945	6,986
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/23	150	156
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	3,600	3,537
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	3,000	2,972
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	235	244
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	520	541
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.480%	5/5/22	7,585	7,585
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,445	3,492
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	850
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,474
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	21
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,108
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/23	130	134
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,111
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,111
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,078
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,156
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	1,924
					48,949
Florida (2.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	85	85
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	130	130
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	356
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	90	91
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	710	717
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,092
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	355
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,277
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	105	108
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	597
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/24	600	636
	Broward County FL School District COP	5.000%	7/1/22	4,830	4,857
	Broward County FL School District COP	5.000%	7/1/23	135	139
	Broward County FL School District COP	5.000%	7/1/24	45	47
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	421
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/23	1,075	1,112
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	450	475
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	10	11
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,400	4,814
19

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	125	132
	Ciy of Jacksonville Sales Tax Revenue	5.000%	10/1/25	150	152
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/22	670	679
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	421
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	508
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/24	1,005	1,055
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,136
[4]	Deltona FL Utility System Water Revenue, Prere.	5.125%	10/1/23	750	780
[1,2]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	0.840%	7/14/22	4,200	4,200
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	808
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,015	1,067
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,070	1,146
	Florida Department of Environmental Protection Miscellaneous Taxes Revenue	5.000%	7/1/23	720	724
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/23	240	248
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	170	179
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	48
	Florida Department of Management Services COP	5.000%	11/1/23	445	463
	Florida Department of Management Services COP	5.000%	11/1/24	9,070	9,601
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,345
	Florida Department of Transportation Fuel Sales Tax Revenue	5.000%	7/1/23	535	553
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	536
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	5,906
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	290
	Florida Department of Transportation Turnpike System Highway Revenue	2.875%	7/1/25	70	70
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	51
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	3,000	3,235
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	218
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	229
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	574
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	359
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	228
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	115	114
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	110	110
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	700	754
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	548
	Florida GO	5.000%	6/1/22	4,885	4,900
	Florida GO	5.000%	6/1/22	4,670	4,684
	Florida GO	5.000%	7/1/22	3,450	3,471
	Florida GO	5.000%	6/1/23	2,075	2,141
	Florida GO	5.000%	6/1/23	4,895	5,051
	Florida GO	5.000%	7/1/23	3,620	3,743
	Florida GO	5.000%	7/1/23	525	543
	Florida GO	5.000%	6/1/24	455	480
	Florida GO	5.000%	6/1/24	1,400	1,476
	Florida GO	5.000%	6/1/24	3,500	3,690
	Florida GO	5.000%	6/1/24	310	327
	Florida GO	5.000%	6/1/24	50	53
	Florida GO	5.000%	6/1/24	1,000	1,054
	Florida GO	5.000%	7/1/24	10,160	10,737
	Florida GO	4.000%	6/1/25	50	50
	Florida GO	5.000%	6/1/25	1,890	1,896
	Florida GO	5.000%	6/1/25	500	514
	Florida GO	5.000%	7/1/26	3,000	3,307
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	600	608
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	311
[4]	Florida Governmental Utility Authority Water Revenue, Prere.	5.000%	10/1/22	730	740
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/22	250	253
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	750	778
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	2,894
	Florida Lottery Revenue	5.000%	7/1/23	50	52
	Florida Lottery Revenue	5.000%	7/1/24	25	26
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,756
	Florida Lottery Revenue	5.000%	7/1/24	90	95
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	780	810
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/23	500	519
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/24	500	528
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	269
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	191
[7]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	915	995
20

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Lauderdale FL GO	5.000%	7/1/24	1,605	1,694
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	65	68
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	80	85
[1,2]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	0.420%	5/2/22	33,400	33,400
[1,2]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	0.470%	5/5/22	7,720	7,720
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	158
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	605	662
	Hernando County FL Water Revenue	4.000%	6/1/24	625	646
	Hernando County FL Water Revenue	4.000%	6/1/25	575	602
[4]	Hernando County School District COP	5.000%	7/1/25	1,300	1,392
[5]	Herons Glen Recreation District	2.500%	5/1/22	225	225
[5]	Herons Glen Recreation District	2.500%	5/1/24	150	149
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.470%	5/5/22	14,745	14,745
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,025	1,083
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	1,895	2,067
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.500%	5/5/22	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	667
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,459
[1,2]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	0.500%	5/5/22	10,190	10,190
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	2,430	2,599
[7]	Jacksonville FL General Fund Revenue	5.000%	10/1/23	1,200	1,239
[7]	Jacksonville FL General Fund Revenue	5.000%	10/1/25	2,500	2,653
[7]	Jacksonville FL General Fund Revenue	5.000%	10/1/26	1,120	1,206
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	777
[1,2]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	17,488	17,488
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	185	188
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/23	70	73
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	100	101
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,835	1,862
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	5,775	5,858
[1,2]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.490%	5/5/22	4,200	4,200
	JEA Electric System Electric Power & Light Revenue VRDO	0.470%	5/4/22	31,305	31,305
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,955	2,034
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,115	1,160
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,000	1,014
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	312
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	435	427
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	290	298
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	285
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	314
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	688
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	160	161
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	190	196
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	1,120	1,109
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	193
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	505	518
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	939
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	21
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,141
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,298
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,244
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,866
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	773
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	890	902
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	969
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	935
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,193
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,430	1,437
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	1,025	1,044
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	40	41
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,000	1,049
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	425
[5]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	311
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/25	200	213
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,319
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,149
[1,2]	Miami-Dade County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	1,745	1,745
[1]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	0.690%	5/5/22	2,400	2,400
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/23	1,245	1,292
21

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Miami-Dade County FL Recreational Revenue VRDO	0.440%	5/5/22	1,000	1,000
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	185	192
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.500%	5/5/22	3,300	3,300
[4]	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	4.125%	10/1/23	50	51
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	560	582
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	590	615
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/22	6,250	6,210
	Miami-Dade County School Board COP	5.000%	11/1/23	45	47
	Miami-Dade County School Board COP	5.000%	2/1/24	830	867
	Miami-Dade County School Board COP	5.000%	2/1/25	100	106
	Miami-Dade County School Board COP	5.000%	5/1/25	50	53
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,575	1,646
[5]	North Port FL Special Assessment, Prere.	5.000%	7/1/23	1,425	1,471
	Okaloosa County School Board COP	5.000%	10/1/22	3,830	3,882
	Okaloosa County School Board COP	5.000%	10/1/23	2,500	2,598
	Okaloosa County School Board COP	5.000%	10/1/24	1,655	1,753
	Okaloosa County School Board COP	5.000%	10/1/25	425	458
	Okaloosa County School Board COP	5.000%	10/1/26	555	608
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	65	67
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	515
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,154
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	79
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,296
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,970	2,116
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	60	63
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,017
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	200	208
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	50	53
[4]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	1,385	1,393
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	160	162
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	380	391
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	178
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	440
[4]	Palm Bay FL GO	5.000%	7/1/22	870	875
[4]	Palm Bay FL GO	5.000%	7/1/23	915	945
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/22	100	101
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	111
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	117
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	122
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	127
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	725	732
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	670	693
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,025	993
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	151
	Palm Beach County School District COP	5.000%	8/1/23	45	47
	Palm Beach County School District COP	5.000%	8/1/24	200	210
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	676
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	826
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	277
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	341
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	289
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	470	502
	Polk County School District Sales Tax Revenue	5.000%	10/1/23	335	348
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,545	1,550
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,038
	School Board of Miami-Dade County COP	5.000%	5/1/23	350	360
	School Board of Miami-Dade County COP	5.000%	11/1/24	60	63
	School District of Broward County COP	5.000%	7/1/24	3,255	3,274
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	120
	South Florida Water Management District COP	5.000%	10/1/23	450	468
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.540%	5/5/22	38,475	38,475
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	3,230	3,230
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.540%	5/6/22	22,395	22,395
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,240	1,252
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	70	72
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	604
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/22	110	110
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	230	232
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	360	362
22

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/22	1,625	1,636
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	50	54
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	1,845	1,916
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	935	936
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	11,470	11,486
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/22	250	251
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	367
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	184
[1,2]	Tampa-Hillsborough County FL Expressway Authority Highway Revenue TOB VRDO	0.500%	5/5/22	14,760	14,760
	Village Community Development District No. 13	1.800%	5/1/26	500	465
	Volusia County School Board COP	5.000%	8/1/24	125	132
[5]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	165	180
					457,731
Georgia (2.6%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	423
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	646
	Atlanta Development Authority Local or Guaranteed housing Revenue, Prere.	3.500%	9/1/23	60	61
	Atlanta Development Authority Local or Guaranteed Housing Revenue, Prere.	5.000%	9/1/23	175	181
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,315	1,323
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	240	250
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	100	101
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,369
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	165	172
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.470%	5/5/22	7,000	7,000
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	325	349
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	575	617
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	550	590
[1,2]	Atlanta GA Water Revenue TOB VRDO	0.470%	5/5/22	12,000	12,000
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	180	189
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	11,250	11,250
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	9,750	9,750
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.500%	5/6/22	4,720	4,720
	Cartersville GA GO	5.000%	10/1/24	2,000	2,123
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	451
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	135	136
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	231
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	513
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	770
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	372
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,092
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/22	1,245	1,249
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	1,035	1,067
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	2,355	2,544
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	300	307
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	209
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	450	480
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	407
	Douglas County School District GO	5.000%	4/1/23	365	375
	Douglas County School District GO	5.000%	4/1/24	500	525
	Douglas County School District GO	5.000%	4/1/25	600	643
	Douglas County School District GO	5.000%	4/1/26	570	623
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,965	3,090
	Forsyth County School District GO	5.000%	2/1/23	40	41
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	568
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	332
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,380	1,399
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,616
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	324
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	318
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	269
[1,2]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	3,750	3,750
	Georgia GO	5.000%	7/1/22	15,135	15,229
	Georgia GO	5.000%	7/1/22	12,385	12,462
	Georgia GO	5.000%	7/1/22	19,135	19,254
	Georgia GO	5.000%	1/1/23	3,450	3,527
	Georgia GO	5.000%	1/1/23	100	102
	Georgia GO	5.000%	2/1/23	50	51
	Georgia GO	5.000%	7/1/23	14,420	14,924
	Georgia GO	5.000%	7/1/23	50	52
23

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	8/1/23	3,515	3,645
	Georgia GO	5.000%	9/1/23	920	931
	Georgia GO	5.000%	1/1/24	5,165	5,270
	Georgia GO	5.000%	1/1/24	200	209
	Georgia GO	5.000%	2/1/24	90	94
	Georgia GO	5.000%	7/1/24	155	164
	Georgia GO	4.000%	10/1/24	160	161
	Georgia GO	5.000%	12/1/24	50	53
	Georgia GO	5.000%	2/1/25	35	37
	Georgia GO	4.000%	7/1/25	600	629
	Georgia GO	5.000%	12/1/27	3,470	3,844
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	561
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,062
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,132
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	458
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	1,845	1,880
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	863
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,054
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,140	1,206
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	524
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,305	1,401
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	720	734
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	821
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	635
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	660
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,370	3,502
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	183
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	260
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	386
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	450
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	25	26
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,237
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,800	2,948
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,724
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	3,000	3,222
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	878
	Henry County School District GO	5.000%	8/1/22	5,250	5,297
	Henry County School District GO	5.000%	8/1/23	1,615	1,673
	Houston County School District GO	5.000%	9/1/25	775	838
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	510	511
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	252
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,014
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	766
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,121
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	514
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	445	452
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	1,000	1,016
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,134
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	915	952
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,425
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	415	423
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,131
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,648
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	624
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,534
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	2,058
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	738
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,254
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	4,243
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	41,775	42,462
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	29,050	29,585
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	22,840	23,404
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	18,540	18,897
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	60,730	62,370
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	895	912
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	14,035	14,283
[6]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 1M USD LIBOR + 0.750%	1.055%	9/1/23	12,025	11,958
[2,6]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	1.135%	12/1/23	32,690	32,524
[2,6]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	1.010%	12/1/23	18,740	18,728
24

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	855	859
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	805	846
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	475	516
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	565	568
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,062
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,299
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	416
	Muscogee County School District GO	5.000%	10/1/24	3,790	4,023
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,516
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	706
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,775	8,375
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	647
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/23	300	310
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	453
[6]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.860%	8/16/22	46,300	46,303
	Richmond County Board of Education GO	5.000%	10/1/25	500	542
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	865	915
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	832
					556,189
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	355	360
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	750	769
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	402
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	500	503
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	550	565
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,150
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	875	880
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,645	1,688
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,372
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,380
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	2,019
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,879
					14,967
Hawaii (0.4%)
[6]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/25/22	3,765	3,765
[6]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/25/22	1,940	1,940
	Hawaii GO	4.000%	5/1/22	1,050	1,050
	Hawaii GO	5.000%	8/1/23	105	109
	Hawaii GO	5.000%	10/1/23	50	52
	Hawaii GO	5.000%	10/1/23	150	156
	Hawaii GO	5.000%	10/1/23	2,675	2,780
	Hawaii GO	5.000%	10/1/23	655	681
	Hawaii GO	5.000%	10/1/23	70	73
	Hawaii GO	5.000%	10/1/23	65	68
	Hawaii GO	5.000%	1/1/24	100	104
	Hawaii GO	5.000%	5/1/24	75	79
	Hawaii GO	5.000%	10/1/24	1,335	1,417
	Hawaii GO	5.000%	10/1/24	40	42
	Hawaii GO	5.000%	1/1/25	50	53
	Hawaii GO, Prere.	5.000%	11/1/22	2,350	2,390
	Hawaii GO, Prere.	5.000%	8/1/23	300	311
	Hawaii GO, Prere.	5.000%	8/1/23	1,315	1,362
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,150
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,730
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	9,497
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,730
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	7,195	7,411
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,175	4,300
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,113
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,024
	Honolulu HI City & County GO	4.000%	7/1/23	1,150	1,176
	Honolulu HI City & County GO	5.000%	7/1/23	500	517
	Honolulu HI City & County GO	5.000%	9/1/23	220	228
[7]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,678
	Honolulu HI City & County GO	4.000%	7/1/24	1,100	1,137
25

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County GO	5.000%	7/1/24	500	527
	Honolulu HI City & County GO	5.000%	10/1/24	60	64
	Honolulu HI City & County GO	5.000%	11/1/24	140	142
[7]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	1,974
	Honolulu HI City & County GO	4.000%	7/1/25	505	528
	Honolulu HI City & County GO	5.000%	7/1/25	275	296
[7]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,090
	Honolulu HI City & County GO	5.000%	3/1/26	845	921
	Honolulu HI City & County GO	4.000%	7/1/26	285	301
	Honolulu HI City & County GO	5.000%	7/1/26	500	548
[7]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,672
	Honolulu HI City & County GO PUT	5.000%	9/1/23	450	464
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	3,410	3,425
					84,075
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/24	250	258
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,119
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,025	1,050
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.230%	12/1/48	9,485	9,484
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	880	909
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	455	470
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	650	699
	University of Idaho College & University Revenue	5.000%	4/1/23	360	370
[5]	University of Idaho College & University Revenue	5.000%	4/1/24	160	168
					15,527
Illinois (5.1%)
[1,2]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.560%	5/5/22	25,335	25,335
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,611
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	181
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	613
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	221
[8]	Chicago Board of Education GO	0.000%	12/1/22	835	823
	Chicago Board of Education GO	4.000%	12/1/22	1,900	1,921
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,566
[4]	Chicago Board of Education GO	5.000%	12/1/22	500	509
	Chicago Board of Education GO	5.000%	12/1/22	5,915	6,013
	Chicago Board of Education GO	5.000%	12/1/22	785	798
	Chicago Board of Education GO	5.000%	12/1/22	500	508
[8]	Chicago Board of Education GO	0.000%	12/1/23	2,935	2,797
[8]	Chicago Board of Education GO	0.000%	12/1/23	175	167
	Chicago Board of Education GO	5.000%	12/1/23	590	610
[4]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,079
	Chicago Board of Education GO	5.000%	12/1/23	4,415	4,567
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,117
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,260	1,157
[8]	Chicago Board of Education GO	0.000%	12/1/24	900	826
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,046
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,203
[8]	Chicago Board of Education GO	0.000%	12/1/25	475	420
[8]	Chicago Board of Education GO	0.000%	12/1/25	670	592
	Chicago Board of Education GO	0.000%	12/1/25	1,875	1,649
[8,9]	Chicago Board of Education GO	0.000%	12/1/25	25	22
	Chicago Board of Education GO	0.000%	12/1/26	2,000	1,689
[8]	Chicago Board of Education GO	0.000%	12/1/26	2,030	1,726
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,328
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,538
[1,2]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	0.520%	5/5/22	133,865	133,865
[8]	Chicago IL GO	0.000%	1/1/23	100	98
	Chicago IL GO	5.000%	1/1/23	250	254
	Chicago IL GO	5.250%	1/1/23	1,000	1,017
	Chicago IL GO	5.000%	1/1/24	3,440	3,554
	Chicago IL GO	5.000%	1/1/24	500	517
	Chicago IL GO	5.000%	1/1/24	560	579
	Chicago IL GO	5.000%	1/1/24	50	52
	Chicago IL GO	0.000%	1/1/25	40	36
	Chicago IL GO	5.000%	1/1/25	2,500	2,618
	Chicago IL GO	5.000%	1/1/25	5	5
	Chicago IL GO	5.000%	1/1/26	3,505	3,694
26

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/26	2,615	2,756
	Chicago IL GO, ETM	5.000%	1/1/23	1,900	1,938
	Chicago IL GO, ETM	5.000%	1/1/23	7,030	7,172
[1,2]	Chicago IL Park District GO TOB VRDO	0.520%	5/5/22	6,000	6,000
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,063
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	904
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.510%	5/5/22	45,790	45,790
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.540%	5/5/22	18,480	18,480
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.580%	5/5/22	5,000	5,000
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.580%	5/5/22	4,625	4,625
[1,2]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	0.540%	5/5/22	12,000	12,000
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,370	2,417
[1,2,4]	Chicago IL Water Revenue TOB VRDO	0.600%	5/5/22	1,045	1,045
[1,2]	Chicago IL Water Revenue TOB VRDO	0.600%	5/5/22	1,245	1,245
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	200	204
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	400	408
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,105	2,141
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	400	407
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	585	596
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	250	255
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	105	107
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,165	1,211
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	170	177
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	175	182
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	395
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	175	185
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	210	214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	480	488
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,016
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,520	1,580
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	510	548
	Chicago Park District GO	4.000%	1/1/23	1,565	1,586
	Chicago Park District GO	4.000%	1/1/23	275	279
	Chicago Park District GO	5.000%	1/1/23	100	102
	Chicago Park District GO	4.000%	1/1/24	670	687
	Chicago Park District GO	5.000%	1/1/24	100	104
	Chicago Park District GO	4.000%	1/1/25	390	401
	Chicago Park District GO	4.000%	1/1/25	2,315	2,382
[5]	Chicago Park District GO	5.000%	1/1/25	200	211
	Chicago Park District GO	4.000%	1/1/26	1,190	1,233
	Chicago Park District GO	4.000%	1/1/26	815	844
	Chicago Park District GO, Prere.	5.750%	1/1/24	350	370
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	3,545	3,555
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	2,555	2,562
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	125	129
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	830	864
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	320	338
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,697
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.490%	5/5/22	16,400	16,400
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.510%	5/5/22	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,186
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,964
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,000	1,013
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,666
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,751
	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,721
[1,2]	Cook County IL Forest Preserve District GO TOB VRDO	0.540%	5/5/22	7,660	7,660
	Cook County IL GO	5.000%	11/15/22	285	290
	Cook County IL GO	5.000%	11/15/22	3,220	3,273
	Cook County IL GO	5.000%	11/15/23	900	934
	Cook County IL GO	5.000%	11/15/24	1,025	1,083
	Cook County IL GO	5.000%	11/15/25	805	864
	Cook County IL GO	4.000%	11/15/26	1,850	1,937
[1,2]	Cook County IL GO TOB VRDO	0.500%	5/5/22	7,500	7,500
[1,2]	Cook County IL Sales Tax Revenue TOB VRDO	0.570%	5/5/22	7,685	7,685
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	300	306
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	995	1,037
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	276
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	275	298
27

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,714
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	955
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	974
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,131
	Illinois Development Finance Authority Private Schools Revenue VRDO	0.450%	6/1/24	5,000	5,000
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.470%	5/5/22	7,750	7,750
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.450%	5/4/22	5,000	5,000
[2]	Illinois Educational Facilities Authority Recreational Revenue VRDO	0.460%	5/4/22	10,000	10,000
	Illinois Finance Authority College & University Revenue	5.000%	9/1/22	225	227
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	6,434
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	310	322
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	2,961
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	863
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,785
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,127
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,317
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	936
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	285
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	876
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,455	1,466
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	435	440
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,575	1,618
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	772
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	145	150
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	518
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	135	140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	572
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,599
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	245
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	839
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,660
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,305	1,394
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	175	187
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	150	164
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,332
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Ascension Health Credit Group) TOB VRDO	0.470%	5/5/22	10,360	10,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,195	23,618
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,060	1,108
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.740%	11/25/22	5,705	5,705
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.140%	5/1/26	1,125	1,127
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	8,760	8,760
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.320%	5/2/22	10,255	10,255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.340%	5/2/22	6,700	6,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO PUT, VRDO	0.340%	5/2/22	900	900
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.430%	5/4/22	30	30
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	656
	Illinois Finance Authority Lease Revenue	5.000%	7/1/22	2,320	2,334
	Illinois Finance Authority Lease Revenue	4.000%	1/1/23	1,110	1,126
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,640	2,725
	Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	99
	Illinois Finance Authority Lease Revenue	4.000%	1/1/25	65	67
[6]	Illinois Finance Authority Recreational Revenue PUT, 1M USD LIBOR + 0.500%	0.809%	9/1/22	1,740	1,739
	Illinois Finance Authority Water Revenue	5.000%	1/1/23	385	393
	Illinois Finance Authority Water Revenue	5.000%	1/1/24	365	381
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	310	326
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	100	105
	Illinois GO	5.125%	5/1/22	1,750	1,750
	Illinois GO	5.250%	5/1/22	320	320
	Illinois GO	5.000%	7/1/22	10,175	10,227
	Illinois GO	5.000%	8/1/22	3,500	3,527
	Illinois GO	5.000%	10/1/22	17,810	18,026
	Illinois GO	5.000%	11/1/22	30,280	30,710
	Illinois GO	4.000%	2/1/23	1,695	1,716
	Illinois GO	5.000%	2/1/23	390	398
	Illinois GO	4.000%	3/1/23	7,605	7,703
	Illinois GO	5.000%	3/1/23	2,125	2,170
28

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	3/1/23	1,165	1,189
	Illinois GO	5.000%	4/1/23	145	148
	Illinois GO	5.000%	5/1/23	390	399
	Illinois GO	5.000%	5/1/23	1,000	1,024
	Illinois GO	5.250%	5/1/23	1,500	1,539
	Illinois GO	5.375%	5/1/23	4,100	4,212
	Illinois GO	5.000%	8/1/23	575	591
	Illinois GO	5.000%	10/1/23	100	103
	Illinois GO	5.000%	10/1/23	5,000	5,158
	Illinois GO	5.000%	11/1/23	25,195	26,030
	Illinois GO	5.000%	11/1/23	2,035	2,103
	Illinois GO	5.000%	12/1/23	100	103
	Illinois GO	4.000%	1/1/24	490	491
	Illinois GO	4.000%	2/1/24	50	51
	Illinois GO	5.000%	2/1/24	850	881
	Illinois GO	4.000%	3/1/24	2,180	2,225
	Illinois GO	5.000%	3/1/24	4,460	4,630
	Illinois GO	5.000%	4/1/24	375	390
	Illinois GO	4.000%	5/1/24	175	179
	Illinois GO	5.000%	5/1/24	1,095	1,139
	Illinois GO	5.500%	5/1/24	2,875	3,018
	Illinois GO	5.000%	6/1/24	2,500	2,604
	Illinois GO	0.000%	8/1/24	200	187
	Illinois GO	5.000%	8/1/24	10,975	11,075
	Illinois GO	5.000%	10/1/24	815	853
	Illinois GO	5.000%	11/1/24	9,800	10,268
	Illinois GO	4.000%	1/1/25	630	631
	Illinois GO	5.000%	1/1/25	75	79
	Illinois GO	5.000%	2/1/25	3,750	3,940
	Illinois GO	5.000%	2/1/25	625	646
	Illinois GO	5.000%	3/1/25	3,050	3,208
	Illinois GO	5.000%	5/1/25	2,500	2,636
	Illinois GO	5.500%	5/1/25	3,000	3,205
	Illinois GO	5.500%	7/1/25	300	309
	Illinois GO	4.000%	8/1/25	720	724
	Illinois GO	5.000%	8/1/25	5,275	5,323
	Illinois GO	5.000%	10/1/25	4,005	4,244
	Illinois GO	5.000%	11/1/25	7,500	7,956
	Illinois GO	5.000%	1/1/26	3,460	3,677
	Illinois GO	5.000%	11/1/26	2,000	2,144
	Illinois GO	5.000%	11/1/27	4,520	4,877
[1,2]	Illinois GO TOB VRDO	0.490%	5/6/22	2,025	2,025
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	745	743
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	849
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	456
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	445	454
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	250	261
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,525	2,534
	Illinois Sales Tax Revenue	5.000%	6/15/22	50	50
	Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,017
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	80
	Illinois Sales Tax Revenue	5.000%	6/15/23	6,485	6,645
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,189
	Illinois Sales Tax Revenue	5.000%	6/15/23	520	533
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,123
[8]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,865	1,932
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	708
[8]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	271
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,717
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,211
	Illinois Sales Tax Revenue	5.000%	6/15/26	750	767
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,330
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	6,530	6,530
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	2,500	2,500
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	5,124	5,124
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	475	484
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	165	169
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,295	2,343
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	200	204
29

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	630	657
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,360	6,749
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,210	1,308
[1,2]	Illinois State Toll Highway Authority Highway Revenue TOB VRDO	0.500%	5/5/22	4,500	4,500
[1,2]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.500%	5/5/22	17,185	17,185
	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/24	16,750	17,356
	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/25	8,245	8,671
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/22	195	198
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	159
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	406
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	116
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	223
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	150
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	259
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	193
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,653
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,886
	Lake County IL GO	4.000%	11/30/22	3,340	3,385
	Lake County IL GO	4.000%	11/30/23	6,670	6,858
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,770	1,812
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/22	30	30
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	85	82
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	93
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,249
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,250	1,243
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, Prere.	5.750%	6/15/22	4,025	4,086
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	1,405	1,411
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	5,710	5,733
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	6/15/52	5,000	5,020
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	690	720
[5]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	620	647
[5]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	400	427
[5]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	270
[5]	Peoria IL GO	4.000%	1/1/23	500	506
[5]	Peoria IL GO	4.000%	1/1/24	925	945
[5]	Peoria IL GO	4.000%	1/1/25	750	772
[5]	Peoria IL GO	4.000%	1/1/26	250	259
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	12,110	12,145
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,890	7,383
[8]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	571
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	355	374
	Regional Transportation Authority Sales Tax Revenue PUT	0.850%	5/1/22	18,585	18,585
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.470%	5/5/22	7,195	7,195
	Romeoville IL GO	5.000%	12/30/24	2,685	2,859
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/24	2,700	2,817
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,270	4,531
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,770	2,990
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/23	85	87
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	2,969
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.580%	5/5/22	41,195	41,195
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.580%	5/5/22	4,370	4,370
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.580%	5/5/22	14,500	14,500
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.580%	5/6/22	8,340	8,340
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.000%	5/6/22	3,935	3,935
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/22	700	701
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	804
[5]	Southern Illinois University College & University Revenue	4.000%	4/1/23	640	652
[5]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,773
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue, Prere.	7.125%	11/1/23	120	128
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	254
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	245	256
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	285	303
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	60	61
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	280	292
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	45	48
	University of Illinois College & University Revenue	5.000%	4/1/26	1,200	1,231
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	922
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	988
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,052
30

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	508
[5]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	776
	Wheeling IL GO	4.000%	12/1/22	1,245	1,262
	Wheeling IL GO	4.000%	12/1/23	750	770
	Wheeling IL GO	4.000%	12/1/24	825	857
	Wheeling IL GO	4.000%	12/1/25	935	981
[5]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/23	450	459
[5]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	203
[5]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	435
[5]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	297
	Will County IL GO	3.000%	11/15/23	1,430	1,448
	Will County IL GO	4.000%	11/15/24	500	519
	Will County IL GO	4.000%	11/15/25	335	351
[5,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,240	1,322
					1,092,728
Indiana (0.9%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	220	225
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	285	297
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	340	362
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	620	672
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	635	700
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	345	385
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	600	679
	Ball State University College & University Revenue	5.000%	7/1/22	350	352
	Ball State University College & University Revenue	5.000%	7/1/23	380	393
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	435
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,671
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	275	284
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	517
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	845	892
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	490	522
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	7/15/25	485	522
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	1/15/26	475	515
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	7/15/26	530	579
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	1/15/27	545	600
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	7/15/27	560	621
	Franklin IN Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,100	1,104
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	978
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/22	1,000	1,007
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,021
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	103
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	92
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,342
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,340	2,340
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,300	1,300
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,512
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,380	1,404
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,360	1,382
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,300	2,340
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	327
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	185	192
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	4,057
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	50	52
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	369
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	95	101
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	250	267
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	396
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	417
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	100	100
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,530	6,783
[1,2]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.460%	5/5/22	32,000	32,000
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/23	1,895	1,938
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/25	1,030	1,095
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/26	1,765	1,909
	Indiana Finance Authority Lease Revenue	5.000%	2/1/23	50	51
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	1,245	1,300
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,439
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	4,800	4,990
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	780
31

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	5,000	5,306
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	530
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,163
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	811
	Indiana Finance Authority Water Revenue	4.000%	2/1/23	7,000	7,112
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	60	61
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	10,000	10,462
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	6,775	7,227
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	3,250	3,534
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.440%	5/5/22	14,140	14,140
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,000	1,010
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,012
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,650
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,478
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	20	21
[8]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,262
	Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	258
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	521
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	326
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	531
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	535
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	670	722
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	670	728
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	852
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,610	1,655
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	520	544
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,176
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	800	835
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	2,046
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	913
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,944
[1,2,4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.540%	5/5/22	9,700	9,700
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/26	1,315	1,429
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/22	2,895	2,905
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	50	51
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	150	153
[5]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	951
[5]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	967
[5]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	494
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	220	225
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	853
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	882
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	912
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	939
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	969
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	648
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/22	1,000	1,005
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	914
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	874
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/22	1,460	1,467
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	1/10/23	950	964
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/23	1,130	1,155
	Purdue University College & University Revenue	5.000%	7/1/22	1,050	1,056
	Purdue University College & University Revenue	5.000%	7/1/22	505	508
	Purdue University College & University Revenue	5.000%	7/1/23	420	434
	Purdue University College & University Revenue	5.000%	7/1/24	715	755
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	280	295
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,525	2,524
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,749
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/24	300	303
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/25	300	303
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/26	300	303
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,380	1,435
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,160	1,218
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	553
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	449
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	574
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	540
					201,532
32

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.1%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,715
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	1,848
	Des Moines IA GO	5.000%	6/1/22	5,000	5,015
	Des Moines IA GO	5.000%	6/1/23	1,570	1,620
	Iowa City Community School District GO	5.000%	6/1/22	2,760	2,768
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	318
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,690	1,764
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	111
[2]	Iowa Finance Authority Private Schools Revenue VRDO	0.330%	5/2/22	4,570	4,570
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	206
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	220
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	340
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	263
	Iowa Parimutuel Betting Revenue	5.000%	6/1/23	745	768
[1,2]	Iowa State Finance Authority Revenue Revolving Green Bond Fund Water Revenue TOB VRDO	0.470%	5/5/22	7,500	7,500
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	710	709
					29,735
Kansas (0.4%)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	190	201
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,718
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,223
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,000	2,107
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	150	156
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	106
[6]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	0.719%	9/1/23	1,585	1,576
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/22	6,730	6,730
[1,2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	8,000	8,000
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	45	46
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	790	811
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/26	600	614
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	538
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	619
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	131
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	343
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	256
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	258
	Manhattan KS GO	0.200%	6/15/24	25,720	23,884
	Manhattan KS GO	0.400%	6/15/25	12,865	11,622
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.375%	6/1/27	430	407
	Olathe KS GO	4.250%	10/1/24	1,360	1,417
	Reno County Unified School District No. 313 Buhler GO, Prere.	4.000%	9/1/22	150	151
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/23	75	77
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	220	228
[1,2]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	14,205	14,205
					78,424
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	317
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	312
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	328
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	345	358
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,275	1,326
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	2,550	2,652
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	570	593
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,287
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,262
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,167
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,619
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	109
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	2.000%	3/1/23	160	160
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	484
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	545	564
[5]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/22	1,685	1,704
[5]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,833
[5]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	987
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	835	864
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	100	102
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,351
33

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,384
	Kentucky Infrastructure Authority Water Revenue	5.000%	2/1/26	1,350	1,441
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	510	536
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/22	1,175	1,187
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,282
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	400	401
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	300	301
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/22	6,415	6,438
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,010
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,658
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/23	500	506
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,296
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	736
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,375	6,472
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	600
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,685
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,305	1,332
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,475
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	612
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	120	122
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,025	1,050
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,527
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,140
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,000	1,027
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	579
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	925	953
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,110
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,000	1,034
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	1,115	1,154
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,075	1,114
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	30,245	30,674
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	13,495	13,769
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	24,220	24,565
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	785	796
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	16,830	17,233
[1,2]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	6,310	6,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	320	323
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,960	2,028
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	470	486
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	100	104
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	727
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	873
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	933
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,773
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,132
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	280	289
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,820	2,955
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	1,210	1,268
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/23	90	93
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	175	187
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	30,995	32,051
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	1,825	1,991
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,750	2,758
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/22	1,010	1,021
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,098
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,178
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	1,240	1,256
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	978
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,030
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,069
	University of Kentucky College & University Revenue	3.000%	4/1/24	1,980	2,001
	University of Kentucky College & University Revenue	3.000%	4/1/25	2,040	2,066
	University of Kentucky College & University Revenue	3.000%	4/1/26	2,105	2,131
	University of Kentucky College & University Revenue	3.125%	4/1/27	2,165	2,199
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	255	262
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	356
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	325
					236,829
34

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana (1.0%)
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	60	62
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	80	82
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.320%	5/2/22	4,800	4,800
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	120	123
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	145	152
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	215	230
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	54
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	185	197
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	500	534
[1,2]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.540%	5/5/22	18,950	18,950
[5]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/22	300	303
[5]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	422
[5]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	3.000%	2/1/23	165	166
[5]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/24	340	349
[5]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/25	410	425
[5]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	418
[5]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	525
[5]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	3.000%	2/1/23	500	504
[5]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/24	825	848
[5]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	648
[5]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	628
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	20,225	20,003
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,675	6,602
[6]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue PUT, SOFR + 0.500%	0.696%	5/1/26	5,985	5,960
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/22	1,700	1,700
	Louisiana GO	5.000%	2/1/23	65	66
	Louisiana GO, Prere.	4.000%	5/15/23	50	51
	Louisiana GO, Prere.	4.000%	5/15/23	50	51
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	4,130	4,179
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,270	3,394
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,765
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	158
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	475
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	808
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	630
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	325	345
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	300	304
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	704
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Abatement) Revenue, Prere.	4.000%	2/1/23	240	244
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	200	205
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	2,145	2,175
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,275	2,307
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	12,950
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	50	52
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,961
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,591
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,851
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,525	2,523
	Louisiana Public Facilities Authority Appropriations Revenue	5.000%	6/1/24	20	21
	Louisiana Public Facilities Authority College & University Revenue, ETM	5.000%	4/1/25	500	535
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	285	287
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,685	3,727
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,965	1,987
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,000	3,034
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	398
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,347
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,316
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,183
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,574
35

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	2,835	2,917
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	3,045	3,238
[1,2,4]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.580%	5/5/22	3,525	3,525
[4]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	1,185	1,272
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,164
[4]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	230	231
[1,2]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.580%	5/5/22	10,300	10,300
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	105	111
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	160	170
[5]	Shreveport LA GO	3.000%	8/1/22	1,750	1,756
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	560
[4]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	574
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	510
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	9,245	8,979
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,500	2,363
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	20,730	20,486
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	15,800	15,337
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	945	1,023
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,760	1,808
					207,207
Maine (0.2%)
	Maine GO	4.000%	6/1/22	3,785	3,794
	Maine GO	5.000%	6/1/23	3,000	3,095
	Maine GO	5.000%	6/1/24	150	158
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/24	470	498
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,595	1,719
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/26	475	521
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	155	156
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	175	181
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	282
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	219
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	6,075	6,075
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/22	195	196
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	225	232
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	362
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	102
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	730	754
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/22	1,150	1,164
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	519
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	687
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	1,014
[1,2]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	1,675	1,675
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	2,750	2,959
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,574
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/27	1,500	1,672
	Portland ME GO	4.000%	4/1/23	1,100	1,120
	Portland ME GO	4.000%	10/1/23	600	615
	Portland ME GO	4.000%	4/1/24	700	722
	Portland ME GO	4.000%	10/1/24	500	519
	Portland ME GO	4.000%	4/1/25	2,045	2,136
	Portland ME GO	4.000%	10/1/25	600	631
	Regional School Unit No. 1 Lower Kennebec Region School Unit GO	5.000%	11/1/22	800	813
	Westbrook ME GO	5.000%	4/1/24	450	472
					36,636
Maryland (1.6%)
	Anne Arundel County MD GO	5.000%	10/1/22	4,930	5,002
	Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,151
	Anne Arundel County MD GO	5.000%	4/1/24	65	68
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	12,282
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,316
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,806
	Baltimore County MD GO	5.000%	3/1/24	500	525
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,099
	Baltimore County MD GO	5.000%	3/1/25	900	964
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,143
	Baltimore County MD GO	5.000%	3/1/25	115	123
36

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,094
	Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/24	250	261
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	99
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	122
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	500	522
	Baltimore MD Water Revenue, Prere.	5.000%	1/1/24	800	835
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	335
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	874
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,530
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/22	4,130	4,172
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/23	130	133
	Howard County MD GO	5.000%	8/15/22	1,255	1,268
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,019
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/23	100	102
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	120	123
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/23	190	196
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,195	1,247
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,160	1,191
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,620
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	190	197
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	50	53
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,308
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,332
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,200	1,254
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	75	77
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,546
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,220	1,327
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	985	1,049
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	865	929
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,155	1,277
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,015	1,099
	Maryland Economic Development Corp. Electric Power & Light Revenue	1.700%	9/1/22	15,000	14,993
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,754
	Maryland GO	4.000%	8/1/22	2,630	2,647
	Maryland GO	4.000%	8/15/22	200	202
	Maryland GO	5.000%	3/1/23	100	103
	Maryland GO	5.000%	3/15/23	125	128
	Maryland GO	5.000%	6/1/23	100	103
	Maryland GO	5.000%	8/1/23	1,135	1,176
	Maryland GO	5.000%	8/1/23	375	389
	Maryland GO	5.000%	8/1/23	4,270	4,425
	Maryland GO	5.000%	6/1/24	30	32
	Maryland GO	5.000%	8/1/24	945	1,001
	Maryland GO	5.000%	8/1/24	300	318
	Maryland GO	5.000%	8/1/24	3,645	3,859
	Maryland GO	5.000%	8/1/24	50	53
	Maryland GO	5.000%	3/1/25	3,000	3,215
	Maryland GO	4.000%	6/1/25	185	191
	Maryland GO	5.000%	8/1/25	475	513
	Maryland GO	5.000%	8/1/25	16,710	18,064
	Maryland GO	5.000%	3/1/26	12,500	13,670
	Maryland GO	4.000%	6/1/27	5,300	5,461
	Maryland GO, Prere.	4.000%	3/1/23	325	331
	Maryland GO, Prere.	5.000%	3/1/23	150	154
	Maryland GO, Prere.	5.000%	3/1/23	200	205
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.410%	5/5/22	1,200	1,200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	190	194
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	333
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	130
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	409
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	143
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	313
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	490	521
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	122
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,314
[1,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	0.980%	12/8/27	19,450	19,450
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/5/22	30,935	30,935
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	10,000	10,000
37

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	550	553
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	700	704
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	560	563
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	100	103
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	242
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,647
[1,2]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	0.520%	5/5/22	4,000	4,000
[1,2]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	0.540%	5/6/22	15,950	15,950
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	258
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	431
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	305
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	473
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	450	496
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	5,000	5,474
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,370	6,407
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	6,812
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	1,500	1,549
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	696
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,301
[10]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,173
	Montgomery County MD CP	0.010%	5/3/22	11,000	11,000
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,399
	Montgomery County MD GO	5.000%	12/1/24	70	73
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,062
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	106
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	0.600%	12/1/41	13,000	12,994
	Prince George's County MD GO	5.000%	7/1/22	4,745	4,774
	Prince George's County MD GO	5.000%	7/15/22	6,165	6,212
	Prince George's County MD GO	5.000%	8/1/22	1,025	1,034
	Prince George's County MD GO	5.000%	7/15/23	2,025	2,096
	Prince George's County MD GO	5.000%	8/1/23	350	363
	Prince George's County MD GO	5.000%	7/1/24	5,105	5,394
	Prince George's County MD GO	5.000%	7/15/24	35	37
	Prince George's County MD GO	4.000%	9/1/24	45	47
	Prince George's County MD GO	5.000%	9/15/25	275	298
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	753
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	302
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/22	2,975	2,982
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	5,000	5,015
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	1,455	1,459
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	3,875	3,887
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	8,807
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	2,275	2,348
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	100	103
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/24	100	103
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	50	53
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	0.420%	5/4/22	1,500	1,500
					335,059
Massachusetts (1.5%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/22	435	441
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	305	313
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	208
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	290	304
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	318
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	175	187
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	165	178
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	330	359
	Cambridge MA GO	5.000%	2/15/23	4,100	4,198
	Cambridge MA GO	5.000%	2/15/24	4,055	4,248
	Cambridge MA GO	5.000%	2/15/25	4,090	4,382
	Cambridge MA GO	5.000%	2/15/26	3,040	3,326
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	2,860	2,943
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	325	336
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	830	833
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	670	706
	Commonwealth of Massachusetts GO	5.000%	7/1/22	8,070	8,120
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,800	4,830
	Commonwealth of Massachusetts GO	5.000%	11/1/22	7,340	7,467
	Commonwealth of Massachusetts GO	5.000%	3/1/23	275	282
38

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	5/1/23	8,095	8,339
	Commonwealth of Massachusetts GO	5.000%	5/1/23	300	309
	Commonwealth of Massachusetts GO	5.000%	7/1/23	120	124
	Commonwealth of Massachusetts GO	5.000%	7/1/23	550	569
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/23	400	402
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/23	170	176
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/23	305	318
	Commonwealth of Massachusetts GO	5.000%	10/1/23	345	359
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,655	1,726
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	25,111
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/24	60	63
	Commonwealth of Massachusetts GO	5.000%	7/1/24	470	496
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	58
	Commonwealth of Massachusetts GO	5.000%	8/1/24	915	968
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/24	155	165
	Commonwealth of Massachusetts GO	5.000%	1/1/25	45	48
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	5,528
	Commonwealth of Massachusetts GO	4.000%	5/1/25	115	117
	Commonwealth of Massachusetts GO	5.000%	7/1/25	770	830
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	24,695	24,704
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	710	730
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	0.500%	5/5/22	2,595	2,595
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	7,135	7,256
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/23	570	588
	Danvers MA GO	5.000%	7/1/23	1,065	1,101
	Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/23	1,465	1,474
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	125	129
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,713
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	1,844
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	80
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	2,921
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,251
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	547
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	550	573
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	75	78
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	110	116
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,024
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	4,077
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,410	1,507
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/22	70	70
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	1,315	1,322
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	553
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	180	184
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/23	130	135
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	264
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	3,250	3,355
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	295	312
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	270	283
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	223
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	235
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,588
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	8,895
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,150	1,189
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.470%	5/5/22	6,665	6,665
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,290	1,289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,990	2,002
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,740	2,756
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	765	769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	538
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	180	182
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	710
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	110	114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	510	526
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	788
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	986
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	233
39

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	571
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	545	553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	677
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,890	3,018
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	279
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	528
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	700
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	3,500	3,628
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	65	69
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.040%	1/29/26	2,350	2,346
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	4,155	4,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	1,986
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	145	150
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	115	119
[1,2]	Massachusetts GO TOB VRDO	0.440%	5/5/22	4,300	4,300
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	7/1/22	125	126
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	150	155
[4]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.500%	7/1/40	14,090	14,090
[4]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.700%	7/1/40	5,400	5,400
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	6/1/23	1,220	1,196
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/23	520	536
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	2,795	2,731
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/23	525	547
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	278
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	292
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	294
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	303
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	164
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	165
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	823
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,694
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	765	772
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	132
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	368
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	536
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	546
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/27	375	416
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	7,909
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,655
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	240	250
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	45	48
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	36,535	37,141
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	27
	Plymouth MA GO	5.000%	5/1/24	830	873
	Plymouth MA GO	5.000%	5/1/25	2,350	2,526
	Sharon MA GO	5.000%	2/15/23	615	630
	Sharon MA GO	5.000%	2/15/24	875	917
	Sharon MA GO	5.000%	2/15/25	850	908
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,165	6,420
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,210	5,528
	Worcester MA GO	5.000%	2/15/23	1,970	2,019
	Worcester MA GO	5.000%	2/1/24	4,570	4,787
	Worcester MA GO	5.000%	2/15/24	2,750	2,883
	Worcester MA GO	5.000%	2/1/25	4,745	5,067
					322,354
Michigan (1.6%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,306
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,227
[7]	Bloomfield Hills School District GO	5.000%	5/1/24	700	718
[7]	Bloomfield Hills School District GO	5.000%	5/1/26	625	662
[11]	Brighton MI Area School District GO	5.000%	5/1/24	165	173
[11]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,609
[11]	Brighton MI Area School District GO	5.000%	5/1/26	435	476
[11]	Detroit City School District GO	5.000%	5/1/22	2,000	2,000
[11]	Detroit City School District GO	5.000%	5/1/23	2,115	2,115
40

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4,11]	Detroit City School District GO TOB VRDO	0.600%	5/5/22	2,000	2,000
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	463
[1,2,4,11]	Detroit MI City School District GO TOB VRDO	0.570%	5/5/22	3,800	3,800
[1,2,4,11]	Detroit MI City School District GO TOB VRDO	0.600%	5/5/22	9,445	9,445
[1,2,4,11]	Detroit MI City School District GO TOB VRDO	0.600%	5/6/22	16,455	16,455
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,086
[1,2,5]	Eastern Michigan University College & University Revenue TOB VRDO	0.480%	5/5/22	31,090	31,090
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	867
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	945
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	601
[11]	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,587
[11]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	1,948
[11]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,658
[11]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	844
[1,2,4]	Great Lakes Water Authority Sewer Disposal System Water Revenue TOB VRDO	0.580%	5/5/22	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	7,970	8,016
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	397
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	423
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	261
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	504
[11]	Holt Public Schools GO	5.000%	5/1/22	525	525
[11]	Holt Public Schools GO	5.000%	5/1/23	455	468
[11]	Holt Public Schools GO	5.000%	5/1/24	525	549
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	1,040	1,039
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,536
	Kalamazoo County MI GO	3.000%	5/1/24	850	861
	Kalamazoo County MI GO	3.000%	5/1/25	875	889
	Kalamazoo County MI GO	3.000%	5/1/26	900	916
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	365
[11]	Lake Orion Community School District GO	4.000%	5/1/24	300	309
[11]	Lake Orion Community School District GO	4.000%	5/1/26	350	367
	Michigan (Environmental Program) GO	5.000%	5/1/22	1,665	1,665
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	630	646
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,490	1,557
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	275	293
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/22	175	177
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	207
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	115
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	238
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	5,250	5,314
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,790	1,822
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	14,250	14,611
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,188
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	150	155
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	60	62
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	330	343
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	15,000	15,693
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	45	47
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,775	1,875
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	115	122
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	170	180
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	106
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	4,875	5,192
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	759
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,430	1,521
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	6,350	6,873
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,075	3,372
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	4,125	4,162
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	250	265
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.600%	12/1/34	8,000	7,997
[6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	1.290%	12/1/24	10,000	10,111
[6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	12/1/25	3,500	3,562
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.540%	5/5/22	13,815	13,815
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	6,060	6,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	700	736
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,295	1,311
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	100	102
41

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,885	1,936
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	130
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	329
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	178
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	2,895	3,042
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	355	356
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	575	596
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	362
[4]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,102
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	100	103
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	865	900
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,420
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.510%	5/2/22	3,500	3,500
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/23	185	190
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/24	420	437
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	100	103
[1,2]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	0.500%	5/5/22	1,350	1,350
[1,2]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	13,330	13,330
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,117
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	12,475
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,724
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,265	1,263
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	1,560	1,484
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	38
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.000%	6/1/52	1,410	1,410
	Michigan State University College & University Revenue	5.000%	2/15/23	545	559
	Michigan State University College & University Revenue	5.000%	8/15/23	750	778
	Michigan State University College & University Revenue	5.000%	8/15/24	2,730	2,884
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	5,204
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,790	1,822
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,527
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	800	834
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	85
[11]	Milan Area Schools GO	5.000%	5/1/22	500	500
[7]	Novi Community School District GO	4.000%	5/1/23	315	321
[7]	Novi Community School District GO	4.000%	5/1/24	250	257
[7]	Novi Community School District GO	4.000%	5/1/25	765	795
[7]	Oakland University College & University Revenue	5.000%	3/1/24	775	792
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,459
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,755
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,748
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	240	249
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	206
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	456
[11]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/22	1,000	1,000
	University of Michigan College & University Revenue	5.000%	4/1/23	440	452
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	16,265	16,661
	Washtenaw County Intermediate School District GO	5.000%	5/1/22	3,890	3,890
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,505
[11]	Waverly Community Schools GO	5.000%	11/1/23	1,760	1,830
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	596
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,019
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,425	1,481
	Wayne State University College & University Revenue	5.000%	11/15/24	500	531
[1,2]	Wayne State University Michigan College & University Revenue TOB VRDO	0.600%	5/6/22	5,685	5,685
[11]	Wayne-Westland Community Schools GO	4.000%	5/1/22	160	160
[11]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	395
[11]	Wayne-Westland Community Schools GO	4.000%	5/1/24	400	412
[11]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	518
[4]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	167
[4]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	146
[4]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	186
[4]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	212
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	216
					349,392
Minnesota (0.7%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	517
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	392
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,150
42

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	628
	Hennepin County MN GO	5.000%	12/1/24	1,825	1,945
	Hennepin County MN GO	5.000%	12/15/24	5,250	5,599
	Hennepin County MN GO	5.000%	12/15/25	4,450	4,839
	Metropolitan Council GO	3.000%	3/1/23	2,900	2,903
	Metropolitan Council GO	5.000%	3/1/24	2,225	2,335
	Metropolitan Council GO	5.000%	3/1/25	100	107
	Minneapolis MN GO	4.000%	12/1/22	1,320	1,338
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,176
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	965	1,002
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,110
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	400	405
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,019
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,442
	Minnesota Appropriations Revenue	5.000%	3/1/24	270	271
	Minnesota Appropriations Revenue	5.000%	3/1/25	85	85
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,225
	Minnesota Appropriations Revenue	5.000%	3/1/27	6,420	6,438
	Minnesota GO	5.000%	10/1/22	19,625	19,912
	Minnesota GO	5.000%	8/1/23	1,955	2,028
	Minnesota GO	5.000%	8/1/23	3,025	3,137
	Minnesota GO	5.000%	8/1/23	1,900	1,970
	Minnesota GO	5.000%	8/1/23	60	62
	Minnesota GO	5.000%	8/1/23	100	104
	Minnesota GO	5.000%	8/1/24	250	265
	Minnesota GO	5.000%	8/1/24	125	130
	Minnesota GO	5.000%	8/1/24	65	69
	Minnesota GO	5.000%	10/1/24	1,290	1,371
	Minnesota GO	4.000%	8/1/27	5,950	6,071
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/22	200	202
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	256
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	755
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,031
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,483
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	12,320	12,718
[6]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT, SOFR + 1.000%	1.188%	12/1/27	45,000	44,506
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	686
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/23	1,000	1,021
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/24	1,350	1,388
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/25	2,000	2,071
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/24	50	51
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,215	2,279
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/24	1,110	1,142
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/25	1,155	1,200
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/26	1,205	1,264
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,065
[8]	Southern Minnesota Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	3,000	2,962
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	376
	St. Paul MN GO	5.000%	2/1/25	1,765	1,887
	University of Minnesota College & University Revenue	4.000%	8/1/23	805	825
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,713
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,800	2,924
	Windom Independent School District No. 177 GO	5.000%	2/1/26	1,250	1,360
					158,210
Mississippi (0.7%)
	DeSoto County MS GO	5.000%	11/1/22	1,040	1,057
	DeSoto County MS GO	5.000%	11/1/23	650	677
	DeSoto County MS GO	5.000%	11/1/24	680	723
	Harrison County School District GO	4.000%	6/1/22	1,150	1,152
	Harrison County School District GO	4.000%	6/1/23	1,200	1,224
	Lowndes County MS Resource Recovery Revenue PUT	2.650%	4/1/27	7,050	6,822
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.320%	5/2/22	14,600	14,600
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.320%	5/2/22	12,700	12,700
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.470%	5/4/22	29,610	29,610
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,432
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	200	202
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	210	215
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	220	228
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	347
43

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	451
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,469
[4]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,665	1,740
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	1,270	1,351
	Mississippi GO	4.000%	11/1/22	10,475	10,604
	Mississippi GO	5.000%	10/1/24	70	74
	Mississippi GO	5.000%	10/1/25	175	190
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	18,814
	Mississippi GO, Prere.	5.000%	11/1/22	5,575	5,670
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,715
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,275	1,325
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	510
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.200%	9/1/22	9,880	9,824
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,045
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,715	7,766
					141,537
Missouri (0.7%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	586
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	590	592
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	440	453
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	627
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	452
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,241
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,145	1,148
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	1,570	1,575
	Franklin County MO COP	3.000%	11/1/22	210	211
	Franklin County MO COP	3.000%	4/1/23	920	927
	Franklin County MO COP	3.000%	11/1/23	425	429
	Franklin County MO COP	3.000%	4/1/24	475	479
	Franklin County MO COP	3.000%	11/1/24	440	443
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,347
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	170
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	150	160
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	225	244
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	1,705	1,735
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,058
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,779
	Jackson County Reorganized School District No. 7 GO	5.000%	3/1/24	8,075	8,459
	Kansas City MO Appropriations Revenue	5.000%	9/1/24	1,000	1,054
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	537
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	709
[1,2]	Kansas City MO Appropriations Revenue TOB VRDO	0.480%	5/4/22	3,305	3,305
[1,2]	Kansas City MO Appropriations Revenue TOB VRDO	0.480%	5/4/22	1,950	1,950
	Kansas City MO GO	5.000%	2/1/23	100	100
	Kansas City MO GO	5.000%	2/1/23	6,640	6,794
	Kansas City MO GO	3.000%	2/1/24	4,085	4,134
	Kansas City MO GO	5.000%	2/1/24	2,720	2,845
	Kansas City MO GO	5.000%	2/1/25	2,600	2,771
	Kansas City MO GO	5.000%	2/1/26	3,405	3,697
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,044
	Kansas MO Appropriations Revenue	5.000%	4/1/24	460	480
	Kansas MO Appropriations Revenue	5.000%	4/1/26	510	554
	Ladue School District GO	4.000%	3/1/24	475	490
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,313
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	55	59
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	2,033
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	110	113
[2]	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.330%	5/2/22	2,870	2,870
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	207
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	531
[1,2]	Missouri Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.480%	5/5/22	4,150	4,150
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	130	130
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,385	2,392
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	650	662
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	546
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,150	1,190
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	90	95
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	632
44

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	138
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	609
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,100	1,174
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	345
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	566
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,600	1,733
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	525
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	8,050	8,195
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	20,000	20,777
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/4/22	1,190	1,190
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	21,154
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	42
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue	5.000%	5/1/25	195	209
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,700	2,700
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	110	113
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	1,180	1,243
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,430	3,604
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	835	871
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,138
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/25	220	237
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	220	228
	St Louis County Reorganized School District No. R-6 GO	5.000%	2/1/26	1,390	1,514
	St. Charles School District GO	4.000%	3/1/25	1,045	1,089
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	295	297
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/23	400	412
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,379
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,034
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,740	1,625
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,325	1,194
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,030	895
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/24	2,010	1,878
					152,610
Montana (0.0%)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/22	570	574
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	800	817
[1,2]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	2,520	2,520
	Montana State Board of Regents College & University Revenue	5.000%	11/15/25	300	326
	Montana State Board of Regents College & University Revenue	5.000%	11/15/26	265	292
					4,529
Multiple States (3.1%)
[1,6,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO, SIFMA Municipal Swap Index Yield + 0.210%	0.650%	5/6/22	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	31,400	31,400
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	35,000	35,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.490%	5/5/22	71,000	71,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.490%	5/5/22	44,700	44,700
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.500%	5/5/22	68,000	68,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.500%	5/5/22	13,500	13,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.640%	5/2/22	57,400	57,400
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.490%	5/5/22	35,000	35,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.490%	5/5/22	137,000	137,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.500%	5/5/22	79,200	79,200
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.530%	5/5/22	83,800	83,800
					661,600
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,690	2,760
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	606
[2]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	932
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,860	36,639
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,030	1,064
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,039
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,093
[1,2]	Douglas County Educational Facilities College & University Revenue TOB VRDO	0.490%	5/5/22	2,620	2,620
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	114
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	188
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,181
[1,2]	Douglas County Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	0.500%	5/5/22	7,495	7,495
45

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hospital Authority No 1 of Lancaster County Health, Hospital, Nursing Home Revenue VRDO	0.360%	5/2/22	5,675	5,675
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,200	1,225
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,581
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,706
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	373
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	550	598
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,645	1,608
	Omaha School District GO	5.000%	12/15/23	10,425	10,894
	Omaha School District GO	5.000%	12/15/24	11,090	11,811
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	838
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,039
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,550
[1,2]	University of Nebraska Facilities Corp. College & University Revenue TOB VRDO	0.500%	5/5/22	2,090	2,090
					97,719
Nevada (1.0%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,540	7,583
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,880	5,032
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	9,409
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	236
	Clark County NV Electric Power & Light Revenue PUT	1.650%	1/1/36	2,575	2,564
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	400	413
	Clark County NV GO	5.000%	6/1/24	50	53
	Clark County NV GO	5.000%	11/1/24	105	111
	Clark County NV GO	5.000%	12/1/25	205	223
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	1,967
[2]	Clark County NV Natural Gas Revenue VRDO	0.480%	5/4/22	36,745	36,745
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,182
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,578
[4]	Clark County School District GO	3.000%	6/15/22	475	476
	Clark County School District GO	5.000%	6/15/22	7,465	7,497
[4]	Clark County School District GO	5.000%	6/15/22	3,555	3,570
[4]	Clark County School District GO	5.000%	6/15/22	7,040	7,071
	Clark County School District GO	5.000%	6/15/22	5,500	5,524
	Clark County School District GO	5.000%	6/15/22	1,260	1,265
[4]	Clark County School District GO	3.000%	6/15/23	370	373
[4]	Clark County School District GO	5.000%	6/15/23	3,730	3,846
[4]	Clark County School District GO	5.000%	6/15/23	3,695	3,810
[4]	Clark County School District GO	3.000%	6/15/24	350	354
	Clark County School District GO	5.000%	6/15/24	75	79
[4]	Clark County School District GO	5.000%	6/15/24	3,880	4,080
	Clark County School District GO	5.000%	6/15/24	125	131
	Clark County School District GO	5.000%	6/15/24	350	368
[4]	Clark County School District GO	3.000%	6/15/25	415	420
[1,2,5]	Clark County School District GO TOB VRDO	0.520%	5/5/22	3,870	3,870
[1,2]	Clark County School District GO TOB VRDO	0.560%	5/5/22	10,055	10,055
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,043
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	530
[1,2]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.520%	5/5/22	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,503
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/22	160	160
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/24	150	146
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/26	225	210
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	602
	Las Vegas Valley Water District GO	5.000%	2/1/23	1,600	1,637
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,755	4,901
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,225	1,262
	Las Vegas Valley Water District GO	5.000%	6/1/23	120	124
	Las Vegas Valley Water District GO	5.000%	6/1/23	95	98
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	73
	Las Vegas Valley Water District GO	5.000%	2/1/24	545	570
	Las Vegas Valley Water District GO	5.000%	6/1/24	300	316
[1,2]	Michigan State Hospital Finance Authority Revenue GO TOB VRDO	0.470%	5/5/22	2,500	2,500
[1]	Mizuho Floater/Residual Trust Local or Guaranteed Housing Revenue TOB VRDO	0.690%	5/5/22	14,250	14,250
	Nevada COP	5.000%	4/1/26	605	626
	Nevada GO	5.000%	3/1/23	140	144
	Nevada GO	5.000%	4/1/23	65	67
	Nevada GO	5.000%	5/1/23	2,080	2,142
	Nevada GO	5.000%	4/1/24	5,320	5,592
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/23	140	146
46

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	53
[4]	North Las Vegas NV GO	5.000%	6/1/22	2,400	2,407
	Warren County OH Electric Power & Light Revenue PUT	3.000%	6/1/22	3,250	3,252
	Washoe County School District GO	5.000%	6/1/22	1,650	1,655
	Washoe County School District GO	5.000%	6/1/23	1,695	1,748
	Washoe County School District GO	5.000%	6/1/25	500	536
					217,113
New Hampshire (0.1%)
[7]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/23	785	806
[7]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	934
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,530	5,537
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	228
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	296
	New Hampshire GO	5.000%	3/1/25	25	27
[1,2]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	0.500%	5/5/22	10,520	10,520
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	2,870	2,994
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,188
					22,530
New Jersey (4.9%)
[5]	Atlantic County NJ GO	3.000%	10/1/22	810	815
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,120	4,136
	Bergen County NJ GO	2.000%	11/1/22	2,220	2,225
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,264
	Bergen County NJ GO	2.000%	6/1/24	460	453
	Bergen County NJ GO	2.000%	6/1/25	460	448
	Bergen County NJ Washington Township BAN GO	1.000%	7/29/22	6,250	6,243
	Borough of Avalon NJ BAN GO	2.000%	2/10/23	12,088	12,076
	Bridgewater Township NJ BAN GO	1.000%	8/2/22	7,227	7,220
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,600	10,623
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/23	750	764
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	675	702
[5]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,551
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/23	500	508
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	838
	Camden County NJ BAN GO	2.000%	10/17/22	3,485	3,490
	Carteret Borough NJ BAN GO	1.250%	6/3/22	14,593	14,591
	Cedar Grove Township NJ BAN GO	1.250%	7/12/22	11,000	10,996
[4]	Clifton Board Of Education GO	2.000%	8/15/27	1,915	1,801
	Cranford Township NJ BAN GO	1.000%	6/24/22	4,850	4,847
	Delran Township NJ GO	2.000%	10/15/22	1,242	1,244
	Dover NJ BAN GO	1.250%	5/26/22	5,179	5,178
	Evesham Township NJ BAN GO	1.000%	9/22/22	2,500	2,494
	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,592
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,075	7,052
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/23	80	77
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	386
[5]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,114
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,165
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,101
	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,928	3,923
	Haworth Borough NJ GO	2.000%	8/1/22	450	451
	Hoboken NJ GO	1.500%	9/15/22	4,545	4,542
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/22	200	202
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,290	1,322
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	713
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,288
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,336
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,822
[1,2]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	0.490%	5/6/22	1,730	1,730
[1,2]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.520%	5/5/22	2,300	2,300
[7]	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	34,450	34,739
[7]	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	36,800	37,039
	Jersey City NJ BAN GO	1.500%	6/16/22	17,749	17,756
	Leonia NJ BAN GO	1.000%	8/19/22	3,697	3,691
	Linden NJ BAN GO	1.000%	8/25/22	3,500	3,494
	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,780
	Mendham NJ BAN GO	1.250%	5/5/22	3,500	3,500
47

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mercer County NJ Hamilton Township BAN GO	2.000%	2/14/23	18,746	18,731
	Mercer County NJ Lawrence Township BAN GO	1.000%	6/10/22	4,780	4,778
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	760	772
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	796
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	809
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	561
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,415	4,473
	Morris County NJ GO	2.000%	2/1/23	1,945	1,948
	Morris County NJ GO	3.000%	2/1/24	3,055	3,096
	Morris County NJ GO	3.000%	2/1/25	1,490	1,514
[5]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	529
[5]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	485
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	650	670
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	13,080	13,134
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,050	3,063
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	6,470	6,497
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	110	110
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	550	552
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,470	4,488
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	9,170	9,397
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	250	253
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,350	2,422
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	72
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	845	871
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	135	139
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	350	364
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	3,180	3,242
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,697
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	167
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,120	2,160
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	186
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	265	281
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,495	1,523
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.480%	5/5/22	18,310	18,310
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.480%	5/5/22	9,805	9,805
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.470%	5/6/22	15,650	15,650
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	1,270	1,285
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	775	784
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	4,955	5,078
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	2,485	2,547
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	1,035	1,061
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	350	369
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	700	722
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	7,865
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	8,806
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	8,000	8,418
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	17,633
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	3,750	4,063
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	2,000	2,008
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	1,015	1,032
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,630	1,687
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	3,025	3,180
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	925	954
[1,2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue TOB VRDO	0.480%	5/5/22	5,470	5,470
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	635	637
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	130
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	125	125
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	538
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	1,100	1,105
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	490	492
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/22	265	266
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	206
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	265	273
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,185	1,225
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	211
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	750	801
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/25	165	176
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/26	335	363
48

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/27	335	368
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.400%	5/4/22	2,600	2,600
	New Jersey GO	4.000%	6/1/23	22,065	22,452
	New Jersey GO	5.000%	6/1/23	750	771
	New Jersey GO	5.000%	6/1/23	1,775	1,825
	New Jersey GO	5.000%	6/1/23	1,000	1,028
	New Jersey GO	5.000%	6/1/24	29,840	31,222
	New Jersey GO	5.000%	6/1/25	10,020	10,656
	New Jersey GO	5.000%	6/1/26	14,380	15,524
	New Jersey GO, Prere.	5.000%	6/1/25	500	537
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,521
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,680	1,690
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	704
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,694
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	3,034
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	2,879
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	620	646
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,266
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,282
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	260
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	4,250	4,541
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	10,000	10,443
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/5/22	3,610	3,610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,655	2,671
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	6,500	6,539
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,533
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	176
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,520	5,669
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,474
[6]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.640%	11/1/28	7,185	7,254
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,825	2,818
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,660	3,631
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,455
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,918
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,327
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,333
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,625
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,075	3,066
[1,2]	New Jersey Rutgers State University College & University Revenue TOB VRDO	0.460%	5/6/22	26,935	26,935
	New Jersey Rutgers State University CP GO	0.010%	6/1/22	20,000	19,997
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,287
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	5,758
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	470	493
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	773
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	783
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,025	2,149
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,581
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,372
[1,2,5]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	0.610%	5/5/22	10,494	10,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	8,415	8,446
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	4,110	4,197
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,470	5,586
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,380	1,410
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,675	2,736
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,415	4,516
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	680
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	8,498
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	60	57
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	865	897
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,203
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	239
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,910	3,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,757
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	331
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	266
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,606
49

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,295	5,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,040	1,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	8,654
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/42	1,000	1,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	460	462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	100	103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	610	625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	209
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	475	487
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	9,000	9,039
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,075	4,233
[4]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue (Transportation Program)	5.000%	6/15/26	13,325	13,383
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	150	153
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,513
[12,14]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	208
[12,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	451
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.470%	5/5/22	1,405	1,405
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/23	670	684
[12]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	470	506
[6]	New Jersey Turnpike Authority Highway Revenue PUT, 1M USD LIBOR + 0.750%	1.069%	1/1/23	1,385	1,385
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.480%	5/5/22	22,235	22,235
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.480%	5/5/22	4,000	4,000
[1,2,4]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.500%	5/5/22	3,250	3,250
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.540%	5/5/22	6,800	6,800
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.570%	5/5/22	8,335	8,335
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.570%	5/5/22	3,635	3,635
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.590%	5/5/22	5,745	5,745
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	570	573
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	1,860	1,871
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	80	80
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	780	797
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	515	526
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	155	158
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	185	189
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	85	90
	Newark Board of Education GO	5.000%	7/15/22	75	76
	Newark Board of Education GO	5.000%	7/15/23	300	310
	Newark Board of Education GO	5.000%	7/15/24	475	499
[5]	Newark Board of Education GO	5.000%	7/15/25	125	134
[5]	Newark Board of Education GO	5.000%	7/15/26	150	163
[4]	Newark NJ GO	5.000%	10/1/23	320	331
[4]	Newark NJ GO	5.000%	10/1/24	325	342
[4]	Newark NJ GO	5.000%	10/1/25	300	321
	Ocean City NJ GO	3.000%	9/15/27	1,990	2,015
	Ocean County NJ GO	5.000%	8/1/22	500	505
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,637
	Passaic County NJ GO	1.250%	11/1/22	680	678
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,678
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,027
	Passaic County NJ GO	4.000%	12/1/24	2,765	2,870
[5]	Perth Amboy NJ GO	5.000%	3/15/23	800	821
[5]	Perth Amboy NJ GO	5.000%	3/15/24	250	262
[5]	Perth Amboy NJ GO	5.000%	3/15/25	250	267
[5]	Perth Amboy NJ GO	5.000%	3/15/26	250	271
	Rahway NJ BAN GO	1.000%	7/28/22	8,680	8,670
	Secaucus NJ BAN GO	1.000%	8/5/22	14,375	14,357
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	255
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,135	1,154
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,410	1,433
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,430
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	825
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,455	3,464
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,315	3,390
	Township of Livingston NJ GO	1.500%	12/14/22	1,855	1,850
	Township of Scotch Plains NJ GO	2.000%	12/2/22	3,100	3,103
	Township of West Caldwell NJ GO	1.500%	12/9/22	8,844	8,822
[5]	Trenton NJ GO	4.000%	2/1/24	720	739
[5]	Trenton NJ GO	4.000%	2/1/25	725	752
[5]	Trenton NJ GO	4.000%	2/1/26	700	734
50

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	0.470%	5/5/22	2,000	2,000
	Union Township Board of Education GO	5.000%	1/1/23	555	567
	Union Township Board of Education GO	5.000%	1/1/24	550	573
	Union Township Board of Education GO	5.000%	1/1/25	550	585
	Union Township Board of Education GO	5.000%	1/1/26	520	563
	Verona Township NJ BAN GO	1.000%	10/28/22	5,388	5,369
	Woodbridge Township Board of Education GO	2.000%	3/15/23	1,073	1,074
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,066
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,081
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,500	15,454
	Woodbridge Township NJ BAN GO	3.000%	3/17/23	44,000	44,326
	Woolwich Township NJ BAN GO	1.500%	6/1/22	11,125	11,128
					1,038,246
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	227
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	932
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,975	2,043
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	155
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,189
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	132
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	792
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	280	302
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	137
	Albuquerque NM GO	5.000%	7/1/24	1,160	1,225
	Albuquerque NM GO	5.000%	7/1/24	5,380	5,680
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	1,785	1,604
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,767
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	4,245	4,380
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	55,130	58,263
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/22	620	622
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/23	2,575	2,657
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,025	4,250
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	5,200	5,598
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	4,245	4,482
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	544
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,090	3,327
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	10,120	10,165
	New Mexico GO	5.000%	3/1/23	40	41
	New Mexico GO	5.000%	3/1/24	155	162
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	220	221
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	309
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	522
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	531
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,990	10,728
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/22	1,660	1,660
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,010
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	19,488
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/22	225	226
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	460	470
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	625	646
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/24	340	352
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	20,000	21,115
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	100	106
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	75	79
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	21,000	22,628
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	295
					193,062
New York (16.4%)
	Albany City School District BAN GO	1.000%	7/29/22	6,000	5,993
	Albany County NY GO	5.000%	11/1/22	950	966
	Albany County NY GO	5.000%	11/1/23	750	781
	Albany County NY GO	5.000%	11/1/24	850	904
	Albany NY BAN GO	2.250%	3/24/23	6,500	6,505
	Amherst NY BAN GO	1.500%	11/4/22	8,000	7,990
	Amityville Union Free School District BAN GO	1.000%	6/17/22	34,100	34,082
	Amityville Union Free School District GO	1.000%	6/17/22	4,000	3,998
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	170	177
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,790	1,865
51

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bethlehem Central School District BAN GO	1.000%	6/28/22	13,480	13,472
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/23	260	260
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	733
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	800	853
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	706
	Cairo-Durham Central School District BAN GO	1.500%	6/29/22	6,200	6,200
	Carmel Central School District BAN GO	1.000%	6/16/22	9,415	9,410
	Carmel NY BAN GO	1.250%	9/30/22	4,000	3,994
	Central Islip Union Free School District GO	1.250%	6/24/22	8,000	7,998
	Cheektowaga-Maryvale Union Free School District BAN GO	1.500%	6/28/22	5,000	5,001
	Cold Spring Harbor Central School District GO	1.000%	6/24/22	4,500	4,498
	Commack Union Free School District GO	1.500%	6/24/22	17,400	17,405
	Connetquot Central School District of Islip BAN GO	1.250%	7/27/22	2,545	2,543
	Delaware County NY BAN GO	1.000%	5/25/22	9,900	9,897
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	165	166
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	175	180
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	343
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	543
	East Islip Union Free School District BAN GO	1.000%	6/28/22	35,000	34,979
	East Islip Union Free School District GO	1.000%	6/29/22	6,000	5,996
	East Syracuse-Minoa Central School District BAN GO	1.000%	6/29/22	18,500	18,489
	Enlarged City School District of the City of Troy BAN GO	1.500%	6/9/22	10,500	10,501
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/25	1,375	1,379
	Erie County Industrial Development Agency Lease (Appropriation) Revenue	5.000%	5/1/23	525	526
	Erie County Industrial Development Agency Lease (Appropriation) Revenue	5.000%	5/1/24	90	90
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/23	140	144
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	215
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/24	1,365	1,434
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/25	1,850	1,986
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/26	1,000	1,095
	Falconer Central School District BAN GO	1.500%	6/9/22	9,350	9,352
	Fayetteville-Manlius Central School District BAN GO	1.000%	6/29/22	8,000	7,995
	Greece Central School District BAN GO	1.000%	6/29/22	10,000	9,994
	Hempstead NY BAN GO	0.500%	10/28/22	8,600	8,554
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	104
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	418
	Hempstead Union Free School District BAN GO	1.000%	7/13/22	1,025	1,024
	Hempstead Union Free School District GO	1.000%	6/30/22	3,950	3,943
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	375	384
	Huntington Union Free School District GO	1.250%	6/24/22	5,350	5,349
	Indian River Central School District at Philadelphia BAN GO	1.250%	6/29/22	7,000	6,998
	Islip Union Free School District GO	1.000%	6/24/22	10,000	9,994
	Ithaca City School District BAN GO	1.500%	7/15/22	5,300	5,300
	Kinderhook Central School District BAN GO	1.000%	6/28/22	7,000	6,995
	Lancaster Central School District BAN GO	1.000%	6/10/22	7,250	7,247
	Liverpool Central School District BAN GO	1.000%	6/24/22	20,190	20,179
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	19,150	17,671
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,600	1,616
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	28,510	27,971
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	30,950	28,967
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	6,285	5,940
[6]	Long Island Power Authority Electric Power & Light Revenue PUT, 1M USD LIBOR + 0.750%	1.069%	10/1/23	2,500	2,488
	Massapequa Union Free School District GO	1.000%	6/23/22	4,000	3,998
	Massena Central School District BAN GO	1.250%	6/30/22	9,000	8,998
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	130
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,760
[6]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	6/1/22	7,545	7,545
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,345	1,366
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	910	923
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,485	1,507
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,785	2,889
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	705
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	52
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/24	1,730	1,753
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,285	1,303
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	558
52

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	653
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,270	4,497
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,374
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	5,500	5,859
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,675	2,849
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,173
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	58,610	58,676
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	7,550	7,628
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,835	22,168
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	14,760	14,982
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,845	11,356
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,967
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,085	17,910
[6]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	0.855%	11/1/22	1,000	998
[4,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	3,110	3,108
[4,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	8,745	8,739
[4,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.988%	4/1/26	3,000	2,977
[6]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.870%	2/1/25	9,500	9,558
[6]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/15/22	13,620	13,623
[6]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.518%	4/1/24	10,450	10,369
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.520%	5/5/22	20,000	20,000
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.490%	5/6/22	5,000	5,000
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.490%	5/6/22	11,015	11,015
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.330%	5/2/22	17,515	17,515
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	175	180
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	35	37
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	95	101
[6]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	0.581%	11/1/23	6,860	6,833
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/22	400	400
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	473
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	700	750
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	1,889
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	460	491
[1,2]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project) TOB VRDO	0.470%	5/5/22	8,150	8,150
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	160	163
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	265	276
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,065	1,120
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	374
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	500	542
	Monticello Central School District BAN GO	1.250%	6/29/22	11,000	10,997
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	503
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	450	465
[4]	Nassau County NY GO	5.000%	7/1/23	2,000	2,065
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,105	3,132
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,481
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,790
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,018
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	6,417
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	217
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	525	549
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	533
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,720	1,824
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,459
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	1,899
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	12,460	12,465
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,815	3,815
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	165	170
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/3/23	1,500	1,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	23,675	23,370
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,730	2,715
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,975	42,981
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,500	4,512
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	14,190	13,758
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	625	591
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	8,070	7,754
53

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	12,315	11,443
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	22,800	21,027
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,425	6,870
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	15,820	14,610
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	710	739
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	611
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	650
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/24	1,625	1,679
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/24	290	306
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/24	660	672
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	1,635	1,705
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	510	532
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	260	271
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	1,545	1,661
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	2,000	2,188
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.470%	5/6/22	2,515	2,515
	New York City Municipal Water Finance Authority Water Revenue VRDO	0.640%	5/2/22	16,625	16,625
[1,2]	New York City NY GO TOB VRDO	0.380%	5/2/22	13,700	13,700
[1,2]	New York City NY GO TOB VRDO	0.470%	5/5/22	15,750	15,750
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.460%	5/5/22	26,000	26,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.470%	5/5/22	25,000	25,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.470%	5/5/22	6,440	6,440
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.470%	5/5/22	4,500	4,500
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.470%	5/5/22	4,530	4,530
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.470%	5/5/22	1,125	1,125
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.470%	5/5/22	4,325	4,325
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	8,760	8,760
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	35	36
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	100	103
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	125	132
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.470%	5/5/22	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	45	47
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	20	21
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	500	528
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/23	825	845
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	1,455	1,464
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	75	78
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/23	60	63
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/24	75	77
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	895	900
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	115	121
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/24	70	74
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	2.000%	11/1/24	40	39
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/25	1,310	1,339
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/25	135	136
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,240	8,911
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,063
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	1,000	1,006
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/23	115	119
	New York City Transitional Finance Authority Building Aid Revenue Income Tax Revenue, ETM	5.000%	7/15/23	200	207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	1,875	1,892
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	15,625	15,767
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	20,905	21,095
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	160	163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	270
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,915	29,778
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	105	108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	790	819
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	415	432
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	190	198
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,413
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	120	122
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	175	182
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	400	417
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	45	47
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	1,225	1,288
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	560	589
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	660	697
54

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	890	940
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	51
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	135	143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	500	513
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,790	16,773
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	9,104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	105	106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,170
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,210	1,299
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	2,736
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,510	13,529
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	635	645
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	250	254
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	6,505	7,035
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,395	2,590
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	145	151
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	200	211
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	1,045	1,126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,452
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	5/5/22	8,000	8,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	5/5/22	45,450	45,450
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	5/5/22	1,050	1,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.350%	5/2/22	8,140	8,140
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.460%	5/5/22	23,310	23,310
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/22	7,715	7,782
[4]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.480%	5/5/22	13,500	13,500
[4]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.750%	5/6/22	51,450	51,450
[1,2]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	8,125	8,125
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	460	468
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	4/1/25	80	83
	New York City Trust for Cultural Resources Miscellaneous Revenue, ETM	4.000%	2/1/23	675	686
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	185	192
	New York City Water & Sewer System Water Revenue	4.000%	6/15/23	260	266
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	4,400	4,400
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	42,135	42,135
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	6,800	6,800
[2]	New York City Water & Sewer System Water Revenue VRDO	0.360%	5/2/22	30,500	30,500
	New York City Water & Sewer System Water Revenue VRDO	0.450%	5/5/22	18,700	18,700
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	835	862
	New York City Water & Sewer Water Revenue	5.000%	6/15/24	730	744
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	0.740%	5/5/22	5,200	5,200
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.470%	5/5/22	12,485	12,485
	New York GO	4.000%	3/1/23	75	76
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	0.500%	5/5/22	2,815	2,815
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	0.500%	5/5/22	1,280	1,280
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	0.500%	5/5/22	4,000	4,000
[1,2]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.490%	5/5/22	10,000	10,000
[1,2]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.500%	5/5/22	13,955	13,955
	New York NY GO	5.000%	8/1/22	330	333
	New York NY GO	5.000%	8/1/22	210	212
	New York NY GO	5.000%	8/1/22	3,550	3,582
	New York NY GO	5.000%	8/1/22	18,850	19,021
	New York NY GO	5.000%	8/1/22	39,950	40,312
	New York NY GO	5.000%	8/1/22	3,050	3,078
	New York NY GO	5.000%	8/1/22	30,160	30,434
	New York NY GO	5.000%	8/1/22	9,595	9,682
	New York NY GO	5.000%	8/1/22	13,540	13,663
	New York NY GO	5.000%	8/1/22	50	50
	New York NY GO	4.000%	12/1/22	1,650	1,673
	New York NY GO	5.000%	3/1/23	2,000	2,052
	New York NY GO	4.000%	8/1/23	1,500	1,501
	New York NY GO	4.000%	8/1/23	305	312
	New York NY GO	5.000%	8/1/23	150	151
	New York NY GO	5.000%	8/1/23	75	78
	New York NY GO	5.000%	8/1/23	100	102
	New York NY GO	5.000%	8/1/23	2,075	2,149
	New York NY GO	5.000%	8/1/23	100	104
	New York NY GO	5.000%	8/1/23	240	249
	New York NY GO	5.000%	8/1/23	1,725	1,786
55

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/23	3,070	3,179
	New York NY GO	5.000%	8/1/23	1,825	1,827
	New York NY GO	5.000%	8/1/23	5,005	5,047
	New York NY GO	5.000%	8/1/23	50	52
	New York NY GO	5.000%	8/1/23	400	414
	New York NY GO	5.000%	8/1/23	1,725	1,786
	New York NY GO	5.000%	8/1/23	885	917
	New York NY GO	5.000%	8/1/23	1,415	1,465
	New York NY GO	5.000%	8/1/23	140	145
	New York NY GO	5.000%	8/1/23	2,250	2,330
	New York NY GO	5.000%	8/1/23	1,070	1,108
	New York NY GO	5.000%	8/1/23	1,000	1,008
	New York NY GO	5.000%	3/1/24	885	928
	New York NY GO	5.000%	6/1/24	170	179
	New York NY GO	4.000%	8/1/24	100	103
	New York NY GO	5.000%	8/1/24	150	151
	New York NY GO	5.000%	8/1/24	1,475	1,525
	New York NY GO	5.000%	8/1/24	230	242
	New York NY GO	5.000%	8/1/24	80	84
	New York NY GO	5.000%	8/1/24	230	242
	New York NY GO	5.000%	8/1/24	45	47
	New York NY GO	5.000%	8/1/24	1,005	1,059
	New York NY GO	5.000%	8/1/24	3,220	3,394
	New York NY GO	5.000%	8/1/24	1,275	1,344
	New York NY GO	5.000%	8/1/24	1,805	1,903
	New York NY GO	5.000%	8/1/24	1,615	1,704
	New York NY GO	5.000%	8/1/24	3,855	4,064
	New York NY GO	5.000%	8/1/24	125	132
	New York NY GO	5.000%	8/1/24	50	53
	New York NY GO	5.000%	8/1/24	1,015	1,070
	New York NY GO	5.000%	8/1/24	150	158
	New York NY GO	5.000%	8/1/24	13,150	13,861
	New York NY GO	5.000%	8/1/24	2,255	2,332
	New York NY GO	5.000%	8/1/24	255	261
	New York NY GO	5.000%	8/1/24	3,935	4,069
	New York NY GO	5.000%	8/1/24	595	627
	New York NY GO	5.000%	8/1/24	170	174
	New York NY GO	5.000%	8/1/24	100	100
	New York NY GO	5.000%	10/1/24	345	345
	New York NY GO	5.000%	2/15/25	525	562
	New York NY GO	5.000%	8/1/25	2,040	2,042
	New York NY GO	5.000%	8/1/25	500	511
	New York NY GO	5.000%	8/1/25	3,960	4,183
	New York NY GO	5.000%	8/1/25	2,290	2,419
	New York NY GO	5.000%	8/1/25	1,850	1,970
	New York NY GO	5.000%	8/1/25	435	467
	New York NY GO	5.000%	8/1/25	1,870	2,008
	New York NY GO	5.000%	8/1/25	80	83
	New York NY GO	5.000%	8/1/25	195	202
	New York NY GO	5.000%	8/1/25	3,050	3,275
	New York NY GO	5.000%	8/1/25	1,500	1,569
	New York NY GO	5.000%	8/1/25	50	52
	New York NY GO	5.000%	8/1/25	4,405	4,730
	New York NY GO	5.000%	8/1/25	1,605	1,619
	New York NY GO	5.000%	8/1/25	8,100	8,698
	New York NY GO	5.000%	3/1/26	2,000	2,093
	New York NY GO	5.000%	3/1/26	1,030	1,116
[4]	New York NY GO	0.680%	8/1/26	32,050	32,050
[4]	New York NY GO	0.680%	8/1/26	32,800	32,800
[4]	New York NY GO	0.750%	8/1/26	27,000	27,000
	New York NY GO	5.000%	8/1/26	1,785	1,948
	New York NY GO	5.000%	8/1/26	1,135	1,239
	New York NY GO	5.000%	8/1/26	1,675	1,828
	New York NY GO	5.000%	8/1/26	10,755	11,738
[14]	New York NY GO	0.750%	10/1/27	14,975	14,975
[4]	New York NY GO	0.750%	1/1/32	21,950	21,950
[4]	New York NY GO	0.680%	6/1/36	16,300	16,300
[4]	New York NY GO	0.850%	6/1/36	10,750	10,750
[16]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,200	2,356
56

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York NY GO TOB VRDO	0.470%	5/5/22	3,250	3,250
[1,2]	New York NY GO TOB VRDO	0.470%	5/5/22	5,000	5,000
[1,2]	New York NY GO TOB VRDO	0.470%	5/5/22	3,400	3,400
[2]	New York NY GO VRDO	0.330%	5/2/22	15,020	15,020
[2]	New York NY GO VRDO	0.330%	5/2/22	35,075	35,075
	New York NY GO VRDO	0.350%	5/2/22	13,000	13,000
	New York NY GO VRDO	0.630%	5/2/22	6,550	6,550
	New York NY GO VRDO	0.640%	5/2/22	11,000	11,000
	New York NY GO VRDO	0.640%	5/2/22	7,550	7,550
	New York NY GO, Prere.	5.000%	3/1/23	115	118
	New York NY GO, Prere.	5.000%	3/1/23	190	195
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	540	551
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	555	580
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	532
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	500	542
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	50	52
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	1,265	1,267
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/25	325	325
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	150	155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	258
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	85	90
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	250	266
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.470%	5/5/22	4,785	4,785
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	103
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	50	52
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	120	124
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	592
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	104
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	406
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	381
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	455
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,980	5,086
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	355	364
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,850	4,971
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	250	256
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	90	92
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	810	830
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	290	297
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,275	2,336
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	660	672
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	165	173
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,415	1,447
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	3,990	4,183
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	8,000	8,402
[12]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/24	1,000	1,059
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,080	17,023
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	5,155	5,251
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	350	366
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	50	53
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	600	641
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	7,255	7,758
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	9,640
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/25	905	921
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,310	1,425
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	9,500	10,350
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	21,840	23,793
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/27	3,690	4,085
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	7,550	7,550
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	6,185	6,185
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	16,435	16,435
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	4,000	4,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	4,810	4,810
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	2,960	2,960
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	6,805	6,805
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	6,585	6,585
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/6/22	5,770	5,770
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	805	822
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	50	51
57

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	585	601
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	310	318
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	39,030	40,077
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	315	323
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	725	760
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	608
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	6,150	6,454
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	52
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	22,950	24,086
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	6,840	7,310
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,615	2,798
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,440	1,539
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	24,620	26,356
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	750	766
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	185	190
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/24	105	110
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	920	960
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,530	4,844
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.470%	5/5/22	41,800	41,800
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	100	105
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	390	404
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	575	609
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	100	108
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,015	1,027
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,074
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	335	355
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,405	1,424
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,900	1,970
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,270	1,345
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	1,060	1,143
[8]	New York State Dormitory Authority Miscellaneous Revenue	5.500%	7/1/23	50	52
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.470%	5/5/22	25,520	25,520
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/23	250	255
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	400	411
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	435	447
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	620	637
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	410	421
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	980	1,006
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	485	498
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	940	964
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	265	278
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	200	210
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	355	373
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	745	798
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	4,130	4,324
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	700	750
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	480	514
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	4,020	4,334
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	1,535	1,646
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	5/5/22	4,405	4,405
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	5/5/22	11,200	11,200
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	5/5/22	6,500	6,500
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	185	190
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	175	180
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	155	159
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	515	529
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	125	128
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,044
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	120	124
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	140	141
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	485	487
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	95
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,655	2,798
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.950%	5/1/22	375	375
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,460	2,470
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	6,300	6,329
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	11,210	11,131
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,365	3,343
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,545	4,509
58

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,325	3,317
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	4,200	4,216
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,490	1,469
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	26,705	26,346
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	13,655	13,471
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,394
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	50	50
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	6,640	6,662
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,760	1,675
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,995	4,884
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,565	4,475
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	7,794
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,799
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,655	2,549
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	17,750	17,148
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,645	3,417
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,564
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,810	6,290
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,600	10,788
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,707
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	858
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,435	4,065
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,673
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,983
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,427
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	19,237
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,185	12,782
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	8,885	8,614
[1,2,4]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	0.560%	5/5/22	1,500	1,500
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	140
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/24	375	376
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/25	175	175
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	715	730
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	600	613
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	140	146
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,790	1,868
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	155	162
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,210	5,418
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.470%	5/5/22	16,970	16,970
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.500%	5/5/22	8,000	8,000
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	300	308
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	740	760
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,635	1,679
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	2,100	2,157
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	445	457
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	60	62
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,545	1,623
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,165	1,223
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	840	882
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,270	2,326
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,200	3,361
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,498
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	15,040	15,795
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	200	205
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	100	105
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	160	171
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,346
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	6,215	6,646
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	6,534
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.460%	5/5/22	12,455	12,455
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	12,290	12,290
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	5,150	5,150
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	18,875	18,875
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	18,930	18,930
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	3,425	3,425
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	7,500	7,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	23,875	23,875
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	2,000	2,054
59

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,215	7,577
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	413
	Niagara-Wheatfield Central School District BAN GO	1.250%	6/28/22	2,190	2,190
	North Colonie Central School District BAN GO	1.000%	7/15/22	13,420	13,410
	Northport-East Northport Union Free School District GO	1.500%	6/24/22	13,655	13,657
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.490%	5/5/22	10,000	10,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.490%	5/5/22	43,800	43,800
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.510%	5/5/22	23,000	23,000
[5]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,024
	Oyster Bay NY GO	5.000%	8/1/25	1,000	1,072
	Oyster Bay NY GO	5.000%	8/1/26	1,000	1,091
	Pearl River Union Free School District BAN GO	1.250%	7/22/22	7,060	7,057
	Port Authority of New York & New Jersey CP	0.010%	5/11/22	3,630	3,630
	Port Authority of New York & New Jersey CP	0.010%	6/7/22	5,000	5,000
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/23	470	471
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	121
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	50	53
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	140	146
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,250	1,335
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.460%	5/5/22	9,750	9,750
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.460%	5/5/22	5,240	5,240
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.470%	5/5/22	8,540	8,540
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.470%	5/5/22	5,600	5,600
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.470%	5/5/22	2,500	2,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.520%	5/5/22	1,315	1,315
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.520%	5/5/22	8,500	8,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.510%	5/6/22	870	870
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.510%	5/6/22	530	530
	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,970	33,928
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	4.000%	10/15/23	200	205
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	8,285	8,803
	Salina NY BAN GO	1.500%	6/10/22	7,100	7,101
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/22	560	563
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	662
	Schalmont Central School District BAN GO	1.250%	9/1/22	6,147	6,142
	Schenectady City School District BAN GO	2.000%	7/21/22	20,900	20,923
	Schoharie County NY BAN GO	1.500%	6/17/22	6,000	6,001
	Sherrill City School District BAN GO	1.000%	6/24/22	7,780	7,775
	Skaneateles NY Central School District BAN GO	1.000%	6/29/22	15,400	15,391
	South Country Central School District at Brookhaven GO	1.250%	6/24/22	18,000	17,997
	South Huntington Union Free School District GO	1.500%	6/24/22	11,000	11,002
	Southold NY BAN GO	1.250%	9/22/22	3,000	2,996
[5]	Suffolk County NY GO	5.000%	6/15/22	2,950	2,963
[4]	Suffolk County NY GO	4.000%	10/15/22	6,680	6,753
[4]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,117
[5]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,831
[4]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,668
[4]	Suffolk County NY GO	5.000%	11/1/23	8,120	8,443
[4]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,627
[4]	Suffolk County NY GO	5.000%	5/15/24	7,100	7,415
[5]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,939
[4]	Suffolk County NY GO	5.000%	11/1/24	8,525	8,980
[4]	Suffolk County NY GO	5.000%	5/15/25	7,390	7,846
[5]	Suffolk County NY GO	5.000%	6/15/25	2,930	3,115
[4]	Suffolk County NY GO	5.000%	11/1/25	8,950	9,577
[5]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,160
	Sweet Home Central School District BAN GO	1.250%	7/7/22	6,785	6,783
	Tonawanda City School District BAN GO	1.500%	6/16/22	10,100	10,101
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	115	118
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	165	172
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,530	1,553
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	85	91
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	335	357
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	200	206
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	2,695	2,741
[6]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.690%	11/15/24	15,860	15,835
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.360%	5/2/22	3,800	3,800
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	250	255
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	17,970	17,730
60

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	5,100	4,928
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	16,655	17,949
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	0.500%	5/5/22	2,782	2,782
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.470%	5/5/22	6,000	6,000
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.490%	5/5/22	5,560	5,560
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.490%	5/5/22	7,500	7,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.490%	5/5/22	4,500	4,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.490%	5/5/22	4,810	4,810
[6]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.568%	2/1/24	2,330	2,325
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	1,620	1,639
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,295
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,577
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,875	1,879
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	62
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	537
	Ulster County NY BAN GO	1.500%	11/17/22	12,000	11,987
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/24	390	392
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	470	479
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	825	851
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,260	2,332
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	505	521
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/25	150	157
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	2,915	3,160
	Vestal Central School District BAN GO	1.250%	7/28/22	8,500	8,495
	Waterloo Central School District BAN GO	1.000%	6/24/22	5,755	5,752
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	1,826
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	290	294
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,321
	Westhill Central School District GO	1.000%	6/29/22	4,500	4,497
[7]	Yonkers NY GO	5.000%	9/1/23	1,305	1,348
[4]	Yonkers NY GO	5.000%	3/15/24	250	261
[5,7]	Yonkers NY GO	5.000%	10/15/24	360	379
[5,7]	Yonkers NY GO	5.000%	9/1/25	750	803
[4]	Yonkers NY GO	5.000%	3/15/26	500	539
					3,483,243
North Carolina (1.3%)
	Alamance County NC GO	5.000%	5/1/25	7,410	7,953
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,132
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	294
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	214
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,086
	Buncombe County NC Appropriations Revenue, Prere.	5.000%	6/1/22	290	291
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	325	326
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	305	315
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	375	395
	Charlotte NC GO	5.000%	7/1/22	3,725	3,748
	Charlotte NC GO	5.000%	6/1/23	4,665	4,813
	Charlotte NC GO	5.000%	6/1/24	75	79
[1,2]	Charlotte NC Lease (Appropriation) Revenue COP TOB	0.500%	5/5/22	205	205
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/22	1,390	1,398
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,180	1,220
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/23	140	142
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	100	102
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,340	1,473
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	460	471
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	9,500	10,031
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,626
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	505	516
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	807
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	832
	Durham Capital Financing Corp. Appropriations Revenue	5.000%	12/1/25	1,000	1,086
	Durham County NC GO	4.000%	6/1/24	3,095	3,199
	Forsyth County NC GO	4.000%	3/1/25	5,400	5,637
	Forsyth County NC GO	5.000%	3/1/25	3,840	4,118
	Forsyth County NC Lease (Appropriation) Revenue	4.000%	4/1/25	3,715	3,876
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,413
	Guilford County NC GO	5.000%	3/1/23	100	103
	Guilford County NC GO	5.000%	2/1/25	10	11
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	301
61

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	420	429
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	520	537
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	405	423
	Johnston NC Lease (Appropriation) Revenue	5.000%	4/1/25	2,000	2,146
[2]	Lower Cape Fear Water and Sewer Authority Water Revenue (Bladen Bluffs Project) VRDO	0.500%	5/5/22	14,325	14,325
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	9,841
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	6,704
	Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	100	102
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	348
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	398
	New Hanover County NC GO	3.000%	8/1/23	1,180	1,193
	New Hanover County NC GO	4.000%	8/1/24	2,490	2,577
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/23	1,915	1,959
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/24	2,195	2,271
	North Carolina Appropriations Revenue	5.000%	5/1/22	5,430	5,430
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,538
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	15,597
	North Carolina Appropriations Revenue	5.000%	5/1/23	50	51
	North Carolina Appropriations Revenue	5.000%	5/1/23	895	922
	North Carolina Appropriations Revenue	5.000%	5/1/24	110	116
	North Carolina Appropriations Revenue	5.000%	5/1/25	340	357
	North Carolina Capital Facilities Finance Agency College & University Revenue	3.000%	5/1/22	220	220
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	149
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	255
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.470%	5/5/22	2,280	2,280
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.950%	7/1/34	25,000	24,991
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.250%	1/1/23	140	144
	North Carolina GO	4.000%	5/1/22	10,000	10,000
	North Carolina GO	4.000%	6/1/22	3,380	3,388
	North Carolina GO	5.000%	6/1/23	1,655	1,708
	North Carolina GO	5.000%	6/1/25	10	11
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	395	405
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	115	118
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	100	105
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,630	1,739
[1,2]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.470%	5/5/22	920	920
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	290	311
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	74
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	185	187
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	110
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	203
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	241
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	134
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	214
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	479
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	759
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	864
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	122
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	219
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	362
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,264
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	11/25/22	9,745	9,745
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	350	355
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	295	296
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/23	95	99
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,514
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,318
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	100	102
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	12,980	13,474
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/23	25	26
	Raleigh NC GO	5.000%	9/1/22	2,000	2,024
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/22	300	301
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	320	330
	Union County NC Enterprise System Water Revenue	5.000%	6/1/22	565	567
[6]	University of North Carolina at Chapel Hill College & University Revenue PUT, 1M USD LIBOR + 0.125%	0.430%	11/9/22	5,000	4,983
62

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	University of North Carolina at Chapel Hill College & University Revenue PUT, 1M USD LIBOR + 0.400%	0.705%	11/9/22	11,425	11,402
[6]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.125%	0.430%	11/9/22	16,750	16,693
	Wake County NC Appropriations Revenue	5.000%	9/1/22	4,295	4,345
	Wake County NC Appropriations Revenue	5.000%	9/1/23	6,050	6,277
	Wake County NC Appropriations Revenue	5.000%	3/1/24	150	157
	Wake County NC Appropriations Revenue	5.000%	3/1/25	50	53
	Wake County NC GO	5.000%	3/1/23	5,000	5,128
	Wake County NC GO	5.000%	3/1/24	90	94
	Wake County NC GO	5.000%	3/1/24	1,395	1,463
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/22	200	201
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,080	1,115
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,582
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	472
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	502
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	537
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	586
					286,194
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	3,856
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	83
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	131
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	110	117
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	140	151
[6]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.640%	7/1/24	1,235	1,235
[1,2]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	0.490%	5/5/22	5,095	5,095
	West Fargo ND GO	4.000%	5/1/22	400	400
	West Fargo ND GO	4.000%	5/1/24	465	479
					11,547
Ohio (3.2%)
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	343
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	378
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	268
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	408
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	716
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.530%	5/5/22	8,005	8,005
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	360
	Akron OH Income Tax Revenue	4.000%	12/1/22	200	203
	Akron OH Income Tax Revenue	4.000%	12/1/22	350	355
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	370
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	257
	Akron OH Income Tax Revenue	4.000%	12/1/23	350	360
	Akron OH Income Tax Revenue	4.000%	12/1/24	370	383
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	492
	Akron OH Income Tax Revenue	4.000%	12/1/26	925	975
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,750	3,782
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	407
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	572
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	65	68
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,227
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	15,815	15,818
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	6,000	6,000
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.500%	5/4/22	14,550	14,550
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,148
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	6,661
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,665
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/25	140	149
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,665	7,346
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	764
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	47,065	47,251
[5]	Celina City School District GO	4.000%	12/1/22	150	152
[5]	Celina City School District GO	5.000%	12/1/25	285	308
[8]	Cincinnati City School District GO	5.250%	12/1/23	90	94
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,705
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	316
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	210	215
	Cleveland OH GO	2.000%	12/1/22	300	301
	Cleveland OH GO	4.000%	12/1/22	350	355
63

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH GO	5.000%	12/1/22	780	795
	Cleveland OH GO	3.000%	12/1/23	605	612
	Cleveland OH GO	4.000%	12/1/23	500	514
	Cleveland OH GO	2.000%	12/1/24	350	344
	Cleveland OH GO	3.000%	12/1/24	445	451
	Cleveland OH GO	3.000%	12/1/25	250	254
	Cleveland OH GO	2.000%	12/1/26	500	482
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	159
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	136
[5]	Cloverleaf Local School District COP	3.000%	12/1/22	355	358
[5]	Cloverleaf Local School District COP	3.000%	12/1/24	270	274
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	226
	Columbus OH GO	5.000%	4/1/23	1,485	1,526
	Columbus OH GO	5.000%	4/1/23	1,500	1,541
	Columbus OH GO	5.000%	7/1/23	670	692
	Columbus OH GO	5.000%	2/15/24	155	162
	Columbus OH GO	5.000%	4/1/24	800	841
	Columbus OH GO	5.000%	4/1/24	8,000	8,407
	Columbus OH GO	5.000%	4/1/24	1,650	1,734
	Columbus OH GO	5.000%	4/1/24	1,060	1,114
	Columbus OH GO	4.000%	8/15/24	2,415	2,504
	Columbus OH GO	5.000%	2/15/25	75	79
	Columbus OH GO	5.000%	4/1/25	25	27
	Columbus OH GO	5.000%	4/1/25	2,500	2,682
	Columbus OH GO	5.000%	4/1/25	5,250	5,631
	Columbus OH GO	5.000%	4/1/26	12,500	13,670
	Columbus OH GO, Prere.	5.000%	7/1/23	525	543
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	240	240
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	463
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	483
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	267
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/23	50	51
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/24	105	109
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	652
[1,2]	Cuyahoga OH COP TOB VRDO	0.540%	5/6/22	4,155	4,155
	Dayton City School District GO	5.000%	11/1/23	205	213
	Dayton Metro Library GO	4.000%	12/1/25	630	663
	Dayton Metro Library GO	4.000%	12/1/26	640	681
	Fairborn City School District GO	4.000%	12/1/24	210	218
	Fairborn City School District GO	4.000%	12/1/26	200	212
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	202
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	443
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	489
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	519
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	0.230%	12/1/46	13,245	13,244
[1,2]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	0.500%	5/5/22	4,000	4,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	185	191
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	225	237
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.430%	5/5/22	12,080	12,080
[1,2]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,416
[5]	Hillsdale Local School District COP	4.000%	12/1/23	675	692
[5]	Hillsdale Local School District COP	4.000%	12/1/24	625	647
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,021
[1,2]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.500%	5/5/22	47,000	47,000
	Kenton City School District GO	4.000%	11/1/23	165	169
	Kenton City School District GO	4.000%	11/1/24	190	197
[1,2]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	16,520	16,520
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	106
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,260	2,429
	Lakewood OH Income Tax Revenue	1.750%	3/16/23	4,250	4,235
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,990	5,216
	Lebanon City School District GO	2.000%	12/1/22	100	100
	Lebanon City School District GO	2.000%	12/1/23	130	129
	Lebanon City School District GO	3.000%	12/1/24	260	264
	Lebanon City School District GO	3.000%	12/1/25	130	132
[5]	Lorain OH GO	4.000%	12/1/23	300	308
[5]	Lorain OH GO	4.000%	12/1/25	260	272
[7]	Miami University OH College & University Revenue	5.000%	9/1/23	850	879
64

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Miami University OH College & University Revenue	5.000%	9/1/24	340	358
	Miami University OH College & University Revenue	5.000%	9/1/25	300	322
[7]	Miami University OH College & University Revenue	5.000%	9/1/25	390	418
[7]	Miami University OH College & University Revenue	5.000%	9/1/26	410	446
[7]	Miami University OH College & University Revenue	5.000%	9/1/27	190	210
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/22	150	151
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	153
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	154
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	215	223
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	182
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	320
[5]	Midview Local School District COP	4.000%	11/1/22	615	622
[5]	Midview Local School District COP	4.000%	11/1/23	1,160	1,185
[5]	Midview Local School District COP	4.000%	11/1/24	1,205	1,239
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	124
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	121
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,054
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	320
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/5/22	3,750	3,750
[5]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/22	100	102
[5]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	106
[5]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	272
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	50	51
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,000	12,359
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	50	53
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,265	8,798
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	2,922
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,125
	Ohio Appropriations Revenue	5.000%	12/1/23	695	725
	Ohio Appropriations Revenue	5.000%	12/1/24	510	543
	Ohio Appropriations Revenue	5.000%	12/1/25	510	553
	Ohio Department of Administrative Services COP	5.000%	9/1/22	500	506
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	518
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	320
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	229
	Ohio GO	5.000%	5/1/22	10,525	10,525
	Ohio GO	5.000%	5/1/22	1,935	1,935
	Ohio GO	5.000%	6/15/22	9,810	9,851
	Ohio GO	5.000%	9/15/22	9,865	9,987
	Ohio GO	5.000%	12/15/22	7,980	8,145
	Ohio GO	5.000%	5/1/23	10,945	11,252
	Ohio GO	5.000%	5/1/23	2,035	2,092
	Ohio GO	5.000%	5/1/23	275	283
	Ohio GO	5.000%	6/15/23	5,000	5,164
	Ohio GO	5.000%	6/15/23	10,660	11,011
	Ohio GO	5.000%	6/15/23	500	516
	Ohio GO	5.000%	8/1/23	4,700	4,870
	Ohio GO	5.000%	9/1/23	255	265
	Ohio GO	5.000%	9/15/23	150	156
	Ohio GO	5.000%	3/1/24	150	157
	Ohio GO	5.000%	5/1/24	2,135	2,246
	Ohio GO	5.000%	6/15/24	430	454
	Ohio GO	5.000%	8/1/24	10,240	10,831
	Ohio GO	5.000%	8/1/24	23,325	24,671
	Ohio GO	5.000%	8/1/24	700	740
	Ohio GO	5.000%	9/1/24	75	79
	Ohio GO	5.000%	9/15/24	60	64
	Ohio GO	5.000%	9/15/24	10,205	10,823
	Ohio GO	5.000%	11/1/24	60	64
	Ohio GO	5.000%	6/15/25	660	711
	Ohio GO	5.000%	8/1/25	6,215	6,708
	Ohio GO	5.000%	8/1/25	9,615	10,378
	Ohio GO	5.000%	9/15/25	3,500	3,787
	Ohio GO	5.000%	6/15/26	1,015	1,113
	Ohio GO	5.000%	8/1/26	6,725	7,391
	Ohio GO	5.000%	9/15/26	4,000	4,406
	Ohio GO VRDO	0.450%	5/4/22	2,500	2,500
	Ohio GO, ETM	5.000%	8/1/24	5	5
	Ohio GO, ETM	5.000%	8/1/25	20	22
65

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO, Prere.	5.000%	5/1/22	1,250	1,250
	Ohio GO, Prere.	5.000%	6/15/22	1,000	1,004
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	157
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,663
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	365	381
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	261
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,210	2,354
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	50	53
	Ohio Government Fund/Grant Revenue, Prere.	5.000%	6/15/22	2,905	2,918
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,140	2,183
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	120	122
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	285	291
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	425	443
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,156
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,705	1,813
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	140	150
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	490	508
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,855	7,278
[6]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.840%	6/1/23	350	350
	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	0.630%	5/2/22	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.360%	5/2/22	7,725	7,725
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.630%	5/2/22	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.630%	5/2/22	10,875	10,875
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	400
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	511
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	439
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	280	302
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,180
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	270
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	239
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	107
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	458
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/22	1,090	1,110
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/24	1,230	1,307
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	165	168
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	245	245
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	753
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	176
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	754
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	649
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.330%	5/2/22	4,550	4,550
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.340%	5/2/22	5,800	5,800
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,750	1,775
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,225	1,243
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,300
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,410	2,506
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/24	2,650	2,775
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	997
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,325
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,121
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,280
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	130	139
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,323
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,257
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	735
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	856
	Ohio State University College & University Revenue	5.000%	12/1/22	1,190	1,213
	Ohio State University College & University Revenue	5.000%	12/1/23	335	349
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.470%	5/5/22	5,750	5,750
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	75	77
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,230	1,268
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	370	378
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,515	1,590
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,010	1,077
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/27	1,075	1,163
[1,2]	Ohio Turnpike & Infrastructure Commission Highway Revenue TOB VRDO	0.540%	5/5/22	4,960	4,960
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	735	751
[1,2]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.500%	5/5/22	7,500	7,500
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,965	2,027
66

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	255	263
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	99
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	145	153
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,865	1,987
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	794
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,306
	Ohio Water Development Authority Water Revenue	5.000%	6/1/22	1,950	1,956
	Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,682
	South-Western City School District GO	4.000%	12/1/22	1,390	1,409
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,664
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,717
	University of Akron College & University Revenue	5.000%	1/1/23	700	714
	University of Akron College & University Revenue	5.000%	1/1/24	535	557
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	625	627
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	262
[5]	Wright State University College & University Revenue	5.000%	5/1/23	515	529
[5]	Wright State University College & University Revenue	5.000%	5/1/25	490	524
					679,741
Oklahoma (0.2%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	32
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	316
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	1,140	1,200
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/23	225	233
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	475	501
	Oklahoma County Independent School District No. 12 Edmond GO	1.000%	3/1/24	12,000	11,547
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	1,053
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/22	1,235	1,246
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	775	799
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,305
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	530
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,046
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	4.000%	1/1/23	90	91
	Oklahoma OK GO	5.000%	3/1/24	490	514
	Oklahoma State University College & University Revenue	5.000%	9/1/23	245	254
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	195
	Oklahoma State University College & University Revenue	5.000%	9/1/24	270	285
	Oklahoma State University College & University Revenue	5.000%	9/1/25	965	1,037
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	135
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	500	525
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,054
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	1,175	1,188
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	520	539
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/24	175	184
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	230	247
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/23	190	195
	University of Oklahoma College & University Revenue	4.000%	7/1/22	150	151
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	209
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	221
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,334
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,616
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,405	1,499
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	235
					34,516
Oregon (0.8%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	370
	Clackamas County School District No. 12 North Clackamas GO, Prere.	5.000%	6/15/24	85	90
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	141
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	181
	Deschutes Public Library District GO	4.000%	6/1/24	290	300
	Deschutes Public Library District GO	4.000%	6/1/25	395	414
	Hillsboro School District No. 1J GO	5.000%	6/15/23	510	526
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,775	6,054
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/22	650	653
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	702
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	349
[1,2,4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.540%	5/5/22	7,500	7,500
	Multnomah County OR GO	5.000%	6/1/22	9,205	9,233
67

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/22	150	151
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	25	26
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	42,970	44,383
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	500	539
	Ohio GO	5.000%	8/1/22	1,005	1,014
	Oregon (Q State Project) GO	5.000%	5/1/22	1,550	1,550
	Oregon (Q State Project) GO	5.000%	5/1/24	2,015	2,119
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,417
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/23	40	42
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	949
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,488
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	53
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	340	362
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	53
[1,2]	Oregon Facilities Authority College & University Revenue (Reed College Project) TOB VRDO	0.470%	5/5/22	7,500	7,500
	Oregon GO	5.000%	5/1/22	1,000	1,000
	Oregon GO	4.000%	11/1/22	1,245	1,260
	Oregon GO	5.000%	11/1/22	2,270	2,309
	Oregon GO	5.000%	5/1/23	1,365	1,405
	Oregon GO	5.000%	11/1/23	1,205	1,255
	Oregon GO	5.000%	11/1/23	1,550	1,615
	Oregon GO	5.000%	5/1/24	1,345	1,415
	Oregon GO	5.000%	6/1/24	2,975	3,135
	Oregon GO	4.000%	6/1/25	1,415	1,481
	Oregon GO	5.000%	6/1/25	3,125	3,363
	Oregon GO	5.000%	12/1/27	1,190	1,315
	Oregon GO VRDO	0.360%	5/2/22	1,735	1,735
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	475	499
[1,2]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	16,800	16,800
	Oregon State Lottery Revenue	5.000%	4/1/24	25	26
	Oregon State Lottery Revenue	5.000%	4/1/25	1,525	1,599
	Oregon State Lottery Revenue	5.000%	4/1/26	2,070	2,169
	Oregon State Lottery Revenue	5.000%	4/1/26	835	893
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	475	488
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,000	1,102
	Port of Morrow OR GO	4.000%	6/1/22	110	110
	Port of Morrow OR GO	4.000%	6/1/23	150	153
	Port of Morrow OR GO	4.000%	6/1/24	160	164
	Port of Morrow OR GO	4.000%	6/1/25	165	171
	Port of Morrow OR GO	4.000%	6/1/26	170	177
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/22	460	463
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	284
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	510	553
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,437
	Portland OR GO	5.000%	6/1/23	2,180	2,250
	Portland OR GO	5.000%	6/1/24	1,790	1,888
	Portland OR GO	5.000%	6/1/24	590	622
	Portland OR GO	5.000%	6/1/25	1,905	2,051
	Portland OR GO	5.000%	6/1/25	620	668
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/23	545	559
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/23	60	62
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	42
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	3,185	3,339
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	102
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	113
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	135
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	141
	Salem-Keizer School District No. 24J GO	5.000%	6/15/22	230	231
	Salem-Keizer School District No. 24J GO	5.000%	6/15/23	200	207
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	275	296
[1,2]	University of Oregon General College & University Revenue TOB VRDO	0.470%	5/5/22	15,000	15,000
	Washington County OR GO	5.000%	6/1/24	1,110	1,170
	Washington County OR GO	5.000%	3/1/25	35	37
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	2,000	1,879
					172,327
Pennsylvania (4.1%)
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	125	125
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	689
[7]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/24	500	512
68

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	503
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/22	1,610	1,614
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	2,275	2,290
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	150	152
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,485	2,549
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	4,295	4,426
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	705	740
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	50	53
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,593
[6,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.7%	1.000%	5/15/27	90,910	90,910
[1,2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.520%	5/2/22	12,670	12,670
[6,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.37%	1.000%	11/15/23	1,500	1,500
[6,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.42%	1.000%	11/15/24	1,000	1,000
[6,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.48%	1.000%	11/15/25	5,190	5,190
[6,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.58%	1.000%	11/15/26	2,000	2,000
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	309
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	53
[4]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	250	271
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/22	75	75
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	102
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	274
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	155	161
[4]	Allentown City School District GO	4.000%	2/15/23	5,295	5,362
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	460	476
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	911
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	1,005
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	605	605
[4]	Altoona PA Sewer GO	5.000%	12/1/22	200	204
[4]	Altoona PA Sewer GO	5.000%	12/1/23	300	312
[5]	Armstrong School District GO	3.000%	3/15/23	400	403
[5]	Armstrong School District GO	3.000%	3/15/24	565	568
	Bensalem Township School District GO	3.000%	6/1/23	115	116
	Bensalem Township School District GO	3.000%	6/1/24	605	611
	Bensalem Township School District GO	4.000%	6/1/25	575	600
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,100
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	810
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	485
	Berks County PA GO	5.000%	11/15/22	575	586
[6]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.538%	11/1/25	1,490	1,475
[6]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.538%	11/1/25	1,830	1,811
[6]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.538%	11/1/25	1,465	1,450
	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,127
[4]	Bethlehem PA GO	5.000%	12/1/22	300	306
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/22	865	875
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	514
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	519
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	525
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	550
[5]	Bristol Township School District GO	2.000%	6/1/23	300	299
[5]	Bristol Township School District GO	4.000%	6/1/25	125	130
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/22	485	487
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	413
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	430	441
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	459
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	486
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	580	601
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	209
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	264
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	460
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	524
[4]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.450%	5/5/22	14,070	14,070
[2]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.530%	5/5/22	2,300	2,300
[5]	Capital Region Water Revenue	5.000%	7/15/22	1,725	1,737
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	860	875
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,300	1,351
69

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,110	1,113
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,155
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	599
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,270
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,092
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	105
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	263
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	401
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	272
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	895	898
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,500	1,504
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,940	1,945
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,860	2,935
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	350	365
	Commonwealth of Pennsylvania COP	5.000%	7/1/22	300	302
	Commonwealth of Pennsylvania GO	5.000%	10/15/22	295	300
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	715	731
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	6,950	7,109
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	405	415
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	465	476
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	20,700
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	12,050	12,497
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	385	400
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	500	520
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	234
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,665	4,879
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	68
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	16,959
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	196
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	50	52
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	470	489
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	210	211
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	300	308
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	200	206
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	50	51
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	310	319
[5]	Connellsville Area School District GO	4.000%	8/15/22	535	539
[5]	Connellsville Area School District GO	4.000%	8/15/23	755	772
[5]	Connellsville Area School District GO	4.000%	8/15/24	755	776
[4]	Cornell School District GO	4.000%	9/1/22	190	191
[4]	Cornell School District GO	4.000%	9/1/23	525	535
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	101
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	123
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	260
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	279
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	1,075	1,081
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,034
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	10,200	10,415
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	235	245
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	35	37
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	1,210	1,234
[6]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.840%	3/1/26	8,935	8,863
[6]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.970%	9/1/23	3,625	3,620
[1,2]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	16,095	16,095
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	815	820
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	515
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	329
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	377
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	129
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	657
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	410	423
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	922
	Easton Area School District GO	4.000%	4/1/23	485	494
	Easton Area School District GO	4.000%	4/1/24	340	350
[4]	Erie School District GO	5.000%	4/1/24	250	261
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	510
[2]	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue VRDO	0.380%	5/2/22	36,690	36,690
70

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haverford Township School District GO	5.000%	9/1/23	175	181
	Hempfield Township PA GO	4.000%	10/15/23	75	77
	Hempfield Township PA GO	4.000%	10/15/24	100	104
	Hempfield Township PA GO	4.000%	10/15/25	150	157
	Hempfield Township PA GO	4.000%	10/15/26	100	106
[5]	Kiski Area School District GO	4.000%	3/1/23	350	356
[5]	Kiski Area School District GO	5.000%	3/1/24	275	288
[5]	Kiski Area School District GO	5.000%	3/1/25	260	277
[5]	Kiski Area School District GO	5.000%	3/1/26	250	272
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,753
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	700	687
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	568
	Lancaster County PA GO	4.000%	11/1/23	125	128
[1,2]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/5/22	4,160	4,160
[4]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/22	250	252
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	177
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	156
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	145	151
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	242
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	237
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	322
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	220	236
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	343
[4]	Lancaster School District GO	4.000%	6/1/22	530	531
[4]	Lancaster School District GO	5.000%	6/1/22	255	256
[4]	Lancaster School District GO	4.000%	6/1/23	450	459
[4]	Lancaster School District GO	5.000%	6/1/24	250	263
	Latrobe IDA College & University Revenue	5.000%	3/1/24	85	87
	Latrobe IDA College & University Revenue	5.000%	3/1/25	150	155
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	253
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	517
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	392
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	272
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	290	305
[1,2]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.690%	5/5/22	9,855	9,855
	Lehigh County IDA Industrial Revenue PUT	1.800%	8/15/22	5,090	5,082
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	10,162	10,142
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	553
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	883
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,191
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,567
	Lower Moreland Township School District GO	5.000%	11/1/22	615	625
	Lower Moreland Township School District GO	5.000%	11/1/23	520	541
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,242
	Lower Moreland Township School District GO	5.000%	11/1/25	520	563
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,329
[4]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,019
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	254
	Manheim Central School District GO	1.000%	5/1/24	75	72
	Manheim Central School District GO	1.000%	5/1/25	140	131
	Manheim Central School District GO	1.000%	5/1/26	60	55
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,010
[7]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,215	1,268
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,005	2,028
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	786
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,450	2,539
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	655
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	591
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	1,013
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	335
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	521
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	455
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	440
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	396
[1,2]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	7,500	7,500
71

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Montgomery County PA Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	12,295	12,295
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	503
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	847
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	775	827
[1,2]	Mount Lebanon PA School District GO TOB VRDO	0.500%	5/5/22	15,500	15,500
[5]	New Kensington-Arnold School District GO	4.000%	5/15/22	970	971
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	210
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	159
[6]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.800%	11/1/22	810	809
[6]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	1.000%	11/1/24	635	636
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/23	120	125
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.430%	5/5/22	3,385	3,385
	Northampton County General Purpose Authority College & University Revenue VRDO	0.390%	5/5/22	30	30
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	541
[5]	Northeastern School District/York County GO	2.000%	9/1/22	125	125
[5]	Northeastern School District/York County GO	2.000%	9/1/23	170	169
[5]	Northeastern School District/York County GO	1.000%	9/1/24	100	94
	Norwin School District GO	5.000%	4/1/24	300	314
[4]	Octorara Area School District GO	4.000%	4/1/24	470	483
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	505	510
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,125	5,182
[7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	220	225
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	375	383
[7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	165	172
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	288
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	469
[7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	170	180
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	425
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	540	562
[7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	253
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	529
[6,7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.000%	5/15/27	21,300	21,300
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	16,350	16,350
[6,7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue VRDO, SIFMA Municipal Swap Index Yield + 0.370%	0.000%	5/6/22	1,740	1,740
[6,7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	1.000%	11/15/25	1,750	1,750
[6,7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	1.000%	11/15/26	1,820	1,820
[1,2]	Pennsylvania Economic Development Financing Authority Revenue TOB VRDO	0.560%	5/5/22	3,335	3,335
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/22	415	415
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	5,920	5,945
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	1,360	1,366
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	2,730	2,742
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	1,000	1,004
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	610	628
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	183
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,487
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	350	368
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	186
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	3,635	3,635
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.500%	5/5/22	7,560	7,560
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,169
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,274
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,490
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,320
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.200%	10/1/22	275	274
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/22	350	355
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	160	158
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	165	161
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	330	343
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	121
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	344
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	143
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	216
72

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	270
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	119
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	207
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	136
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,220
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	274
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	165
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	138
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	122
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	1,865	1,865
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	1,330	1,330
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.450%	5/4/22	1,000	1,000
[1,2]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	7,285	7,285
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.500%	5/5/22	3,345	3,345
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.540%	5/5/22	8,750	8,750
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	338
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	257
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	998
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	974
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	94
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	920	937
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	690	703
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	489
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,030
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	110	115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,590
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	521
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	230
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,527
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	27
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	43
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	532
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	1,014
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	150	160
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	269
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	271
[1,2,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.530%	5/5/22	11,580	11,580
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.570%	5/5/22	6,910	6,910
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.570%	5/5/22	8,280	8,280
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.570%	5/5/22	5,595	5,595
[4]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	4,060	4,139
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	6,655	6,944
[6]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	1.040%	12/1/23	8,000	8,001
[6]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	1.140%	12/1/23	14,600	14,610
	Pequea Valley School District GO	2.000%	5/15/23	100	100
	Pequea Valley School District GO	3.000%	5/15/24	120	121
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	123
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	134
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	145
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	126
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/22	450	456
[4]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	215
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,300	3,343
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	625	659
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	500	527
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	500	539
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,006
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,032
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,538
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	910
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	825
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	969
	Philadelphia PA GO	5.000%	8/1/22	2,485	2,507
73

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA GO	5.000%	8/1/23	60	62
	Philadelphia PA GO	5.000%	8/1/23	215	223
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,777
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.470%	5/5/22	7,500	7,500
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.470%	5/5/22	7,500	7,500
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	90	95
	Philadelphia School District GO	5.000%	9/1/22	6,750	6,827
	Philadelphia School District GO	5.000%	9/1/22	1,300	1,315
	Philadelphia School District GO	5.000%	9/1/23	25	26
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,164
	Philadelphia School District GO	5.000%	9/1/23	3,825	3,958
	Philadelphia School District GO	5.000%	9/1/23	2,130	2,204
	Philadelphia School District GO	5.000%	9/1/24	315	331
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,244
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,050
	Philadelphia School District GO	5.000%	9/1/24	40	42
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.470%	5/5/22	44,175	44,175
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	903
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,743
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	1,919
[5]	Pittsburgh School District GO	5.000%	9/1/24	1,000	1,012
[4]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/22	200	201
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	300	303
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	302
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	335	347
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	144
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	287
[4,6]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.090%	12/1/23	7,135	7,141
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,757
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	260
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	637
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	385
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/22	100	100
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	115
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	180
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	172
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	4,000	4,000
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.380%	5/2/22	16,185	16,185
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	376
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	516
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	600
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	828
[4]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/23	2,210	2,242
[4]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/24	900	923
[4,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/25	2,180	2,249
[4,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/26	2,265	2,358
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	778
[5]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	448
[5]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	420	430
[5]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	295	305
[5]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	413
[5]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	215
[5]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	313
	Susquehanna Township School District GO	4.000%	5/15/22	250	250
	Susquehanna Township School District GO	4.000%	5/15/23	500	510
	Susquehanna Township School District GO	4.000%	5/15/24	530	545
[5]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	554
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	15,000	15,734
[6]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.800%	2/15/24	25,210	25,288
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	155	161
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	50	50
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	633
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	100	100
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	95	97
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	295	304
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	421
74

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,5]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.580%	5/5/22	5,665	5,665
[1,2,5]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.580%	5/5/22	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,295
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	139
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	231
[5]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,351
					871,691
Puerto Rico (0.6%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	25,305	25,610
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	10,650	9,684
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	16,281	16,818
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	23,310	24,694
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	490	492
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	3,250	3,317
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,800	2,849
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,065	3,183
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	3,225	3,405
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	7,015	7,519
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	27,806	26,113
					123,684
Rhode Island (0.1%)
	Cranston RI BAN GO	1.000%	8/23/22	1,750	1,748
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	513
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	533
	Providence RI GO	5.000%	1/15/23	235	239
	Providence RI GO	5.000%	1/15/24	300	311
	Providence RI GO	5.000%	1/15/25	250	263
	Providence RI GO	5.000%	1/15/26	250	267
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,435	4,718
	Rhode Island Commerce Corp. Fuel Sales Tax Revenue	5.000%	6/15/24	1,000	1,046
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	480	495
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	492
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	75	80
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	503
[1,2]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	0.540%	5/5/22	6,670	6,670
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/22	385	391
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	456
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	125	135
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	475	520
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	545	560
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	11
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	5/15/22	2,305	2,308
[5]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,050	1,106
[5]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	635	696
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	0.450%	10/1/23	615	596
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	135	140
					24,797
South Carolina (0.7%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/23	25	26
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	2,905	3,020
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	50	52
[1,2]	Charleston School Educational Excellence Finance Corp. Lease Revenue TOB VRDO	0.490%	5/5/22	3,625	3,625
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	690	700
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	103
	County Square Redevelopment Corp. Intergovernmental Agreement Revenue BAN	3.000%	3/3/23	9,000	9,074
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	193
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	885	938
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/23	380	387
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/25	450	468
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/26	275	289
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,150	1,150
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,915	1,933
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,623
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,199
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,180	2,343
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	2,035
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	360
75

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oconee County School District GO	5.000%	3/1/25	470	504
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	42,875	43,496
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,740	1,751
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/23	3,500	3,568
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	778
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,213
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,301
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	3,043
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	2,747
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	9,549
	South Carolina GO	5.000%	4/1/24	980	1,030
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,060	1,110
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	26,974
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	6,000	6,000
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/22	50	51
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	60	63
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	391
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	460
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	2,062
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	65	69
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	201
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,076
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	673
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	269
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	415	454
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	315	345
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	328
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/22	95	97
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	100	104
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	120	128
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	100	104
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	53
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	875	912
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	110	118
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	435	459
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	602
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	520	522
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	570	572
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	670	672
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	105	109
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	8,115	8,232
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	385
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	631
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	523
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	365	380
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	532
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	614
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	306
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	212
					157,291
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Revenue, Prere.	5.000%	6/1/23	1,900	1,959
	South Dakota Health & Educational Facilities Authority Appropriations Revenue	5.000%	8/1/27	725	778
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	197
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	157
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	516
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	274
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	302
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,022
[1,2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.520%	5/5/22	5,280	5,280
	South Dakota State Building Authority Lease (Appropriation) Revenue	5.000%	6/1/26	500	546
					15,031
Tennessee (1.5%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,815	11,044
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	65	69
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	596
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.360%	5/2/22	4,165	4,165
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.360%	5/2/22	8,280	8,280
76

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin TN GO	5.000%	6/1/24	1,000	1,055
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,250	1,257
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	915	943
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,650	2,724
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,505	1,544
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	960	985
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/23	50	51
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	513
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	51
	Knox County TN GO	5.000%	6/1/23	1,155	1,191
	Knox County TN GO	5.000%	6/1/23	2,145	2,212
	Knox County TN GO	5.000%	6/1/24	1,540	1,624
	Knoxville TN GO	5.000%	5/1/24	12,170	12,808
	Memphis TN GO	5.000%	11/1/23	110	115
	Memphis TN GO	5.000%	4/1/25	115	123
	Memphis TN GO	5.000%	4/1/26	2,510	2,686
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,240	1,289
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,752
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	705	764
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/23	135	136
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	171
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue, Prere.	3.250%	10/3/22	100	101
	Metropolitan Government of Nashville & Davidson County TN CP	0.010%	6/1/22	17,500	17,497
	Metropolitan Government of Nashville & Davidson County TN CP	1.300%	6/8/22	15,000	14,999
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	195	201
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/23	275	281
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	50	52
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	275	284
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	395	408
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,395	4,639
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	400	431
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,615
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	350	376
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	100	102
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	85	88
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	250	269
[1,2]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	0.580%	5/5/22	2,500	2,500
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.360%	5/2/22	405	405
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,238
	Montgomery County TN GO	4.000%	4/1/25	500	507
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,263
	Public Building Authority of Sevier County TN Lease Revenue VRDO	0.370%	5/2/22	10,000	10,000
	Rutherford County TN GO	5.000%	4/1/24	1,875	1,969
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.360%	5/2/22	9,400	9,400
	Shelby County TN GO	5.000%	3/1/23	265	272
	Shelby County TN GO	5.000%	4/1/24	7,295	7,659
	Shelby County TN GO	5.000%	4/1/25	7,790	8,353
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	35,210	36,680
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	11,805	11,927
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	106
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,580	2,628
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	35	36
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	129
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	131
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	265
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	214
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	68,125	68,676
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	14,195	14,470
	Tennessee GO	4.000%	8/1/22	6,865	6,912
	Tennessee GO	5.000%	8/1/22	1,500	1,514
	Tennessee GO	5.000%	11/1/23	3,685	3,840
	Tennessee GO	5.000%	11/1/24	4,895	5,212
	Tennessee GO	5.000%	11/1/25	2,660	2,893
	Tennessee GO	5.000%	8/1/26	850	918
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	0.250%	7/1/22	7,935	7,935
77

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	2,945
	Wilson County TN GO	5.000%	4/1/23	2,885	2,965
					313,453
Texas (10.7%)
	Abilene TX GO, Prere.	5.000%	2/15/24	16,165	16,937
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,388
[17]	Aldine Independent School District GO	5.000%	2/15/23	580	594
[17]	Aldine Independent School District GO	5.000%	2/15/25	100	107
[17]	Aledo Independent School District GO	5.000%	2/15/23	175	179
[17]	Aledo Independent School District GO	5.000%	2/15/24	435	455
[17]	Aledo Independent School District GO	5.000%	2/15/24	180	188
[17]	Aledo Independent School District GO	5.000%	2/15/25	415	444
[17]	Aledo Independent School District GO	5.000%	2/15/26	460	502
[17]	Alief Independent School District GO	4.000%	2/15/23	1,000	1,002
[17]	Alief Independent School District GO	5.000%	2/15/26	1,070	1,166
[17]	Allen Independent School District GO	5.000%	2/15/23	1,990	2,039
[17]	Alvin TX Independent School District GO	5.000%	2/15/25	685	733
[17]	Alvin TX Independent School District GO PUT	1.250%	8/15/22	8,590	8,585
[17]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,226
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	60	60
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	311
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	195	199
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	205
[1,2,17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.470%	5/5/22	3,365	3,365
	Arlington TX GO	5.000%	8/15/22	1,400	1,414
	Arlington TX GO	5.000%	8/15/23	1,000	1,037
	Arlington TX GO	5.000%	8/15/23	1,495	1,550
[17]	Arlington TX Independent School District GO	5.000%	2/15/25	300	320
[17]	Arlington TX Independent School District GO, Prere.	4.000%	2/15/23	50	51
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	254
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	232
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	313
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	150	151
[17]	Austin Independent School District GO	5.000%	8/1/22	445	449
[17]	Austin Independent School District GO	5.000%	8/1/22	1,000	1,009
[17]	Austin Independent School District GO	5.000%	8/1/23	20,000	20,722
	Austin Independent School District GO	5.000%	8/1/24	3,970	4,197
[17]	Austin Independent School District GO	5.000%	8/1/24	1,750	1,846
[17]	Austin Independent School District GO	5.000%	8/1/24	27,550	29,065
[17]	Austin Independent School District GO	5.000%	8/1/25	1,500	1,614
[17]	Austin Independent School District GO	5.000%	8/1/26	580	636
[1,2]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	0.370%	5/2/22	7,230	7,230
	Austin TX GO	5.000%	5/1/23	1,570	1,617
	Austin TX GO	5.000%	9/1/23	1,000	1,038
	Austin TX GO	5.000%	9/1/23	1,145	1,189
	Austin TX GO	5.000%	11/1/23	1,615	1,683
	Austin TX GO	5.000%	5/1/24	1,615	1,698
	Austin TX GO	5.000%	9/1/24	1,615	1,711
	Austin TX GO	5.000%	9/1/24	1,300	1,377
	Austin TX GO	5.000%	11/1/24	1,670	1,775
	Austin TX GO	5.000%	5/1/25	1,665	1,784
	Austin TX GO	5.000%	9/1/25	1,170	1,262
	Austin TX GO	5.000%	9/1/25	1,000	1,079
	Austin TX GO	5.000%	11/1/25	1,720	1,862
	Austin TX GO	5.000%	5/1/26	1,715	1,874
	Austin TX Utility System Revenue	0.010%	5/10/22	4,162	4,162
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	501
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	95	99
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	74
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	501
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/23	110	114
[17]	Barbers Hill Independent School District GO	5.000%	2/15/24	500	524
	Baytown TX GO	5.000%	2/1/24	1,115	1,165
[17]	Beaumont Independent School District GO	5.000%	2/15/25	175	187
	Bexar County TX GO	5.000%	6/15/23	1,885	1,946
	Bexar County TX GO	5.000%	6/15/24	385	406
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,850	25,646
	Bexar County TX GO, Prere.	5.125%	6/15/23	115	119
78

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bexar County TX Miscellaneous Taxes Revenue	5.000%	8/15/22	570	576
[17]	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,408
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/23	195	202
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	155	164
	Board of Regents of the University of Texas System CP	0.010%	5/5/22	20,000	20,000
[17]	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,589
[17]	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,488
[17]	Burleson Independent School District GO PUT	2.500%	8/1/22	2,500	2,506
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/23	315	326
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/24	500	529
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/25	350	378
[17]	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	6,575
[17]	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,084
[17]	Canyon Independent School District GO	5.000%	2/15/23	215	220
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,186
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	3,450	3,534
[17]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	497
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	807
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	110	112
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	136
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	2,140	2,215
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	360	368
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,405	1,435
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	225	242
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	590	596
[17]	Channelview Independent School District GO	5.000%	8/15/24	3,615	3,819
[17]	Clear Creek Independent School District GO	4.000%	2/15/23	635	646
[17]	Clear Creek Independent School District GO	5.000%	2/15/23	430	440
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	530	555
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	950	995
[17]	Clear Creek Independent School District GO	5.000%	2/15/25	580	621
[17]	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,495
[17]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,337
[17]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,250	2,082
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	325	335
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	390	403
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	360	381
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	493
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	490	530
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	535	589
[4]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.680%	5/5/22	1,525	1,525
	College Station TX GO	5.000%	2/15/23	1,735	1,778
	Collin County TX GO	5.000%	2/15/25	1,705	1,823
	Collin County TX GO	5.000%	2/15/26	1,000	1,090
[17]	Comal Independent School District GO	5.000%	2/1/24	2,860	2,991
[17]	Comal Independent School District GO	5.000%	2/1/25	1,510	1,611
[17]	Conroe Independent School District GO	5.000%	2/15/23	10,600	10,859
[17]	Conroe Independent School District GO	5.000%	2/15/24	9,380	9,818
[17]	Conroe Independent School District GO	5.000%	2/15/25	115	123
[17]	Conroe Independent School District GO	5.000%	2/15/25	800	838
	Corpus Christi TX GO	5.000%	3/1/23	1,010	1,036
	Corpus Christi TX GO	5.000%	3/1/24	920	964
	Corpus Christi TX GO	5.000%	3/1/25	890	948
	Corpus Christi TX GO	5.000%	3/1/25	985	1,050
	Corpus Christi TX GO	5.000%	3/1/26	1,025	1,114
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	1,375	1,408
	Corpus Christi TX Utility System Revenue Water Revenue, Prere.	5.000%	7/15/22	9,660	9,731
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	350	358
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	1,500	1,536
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/24	100	105
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,100
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	125	131
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,370	1,494
[17]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,750	10,743
[17]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	14,095	14,086
[17]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	16,625	16,615
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,815	8,356
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,965	12,289
[17]	Cypress-Fairbanks Independent School District GO, Prere.	4.000%	2/15/23	10,140	10,310
79

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/23	1,135	1,163
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	148
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	637
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,088
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	473
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	425	452
[1,2,12]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	0.470%	5/5/22	5,500	5,500
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,585	1,685
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,073
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,270	2,461
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	25	27
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,200	13,227
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,750	11,655
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,000	1,084
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,310	1,313
	Dallas County TX GO	5.000%	8/15/22	3,700	3,738
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/22	5,255	5,339
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,661
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	197
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	4,415	4,584
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	200	207
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,117
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	2,712
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,160	7,691
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,501
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,709
	Dallas Independent School District GO	0.700%	7/1/22	7,000	6,996
[17]	Dallas Independent School District GO	4.000%	2/15/23	8,000	8,134
[17]	Dallas Independent School District GO	5.000%	2/15/23	7,880	8,073
[17]	Dallas Independent School District GO	5.000%	8/15/23	905	938
[17]	Dallas Independent School District GO	4.000%	2/15/24	10,345	10,657
[17]	Dallas Independent School District GO	5.000%	8/15/24	55	58
[17]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,742
[17]	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,450
	Dallas TX GO	5.000%	2/15/23	3,485	3,572
	Dallas TX GO	5.000%	2/15/23	10,030	10,279
	Dallas TX GO	5.000%	2/15/23	7,700	7,891
	Dallas TX GO	5.000%	2/15/23	15,545	15,932
	Dallas TX GO	5.000%	2/15/24	55	58
	Dallas TX GO	5.000%	2/15/24	15,525	16,252
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	500	523
[17]	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,880	1,869
	Denton County TX GO	5.000%	7/15/24	1,145	1,209
	Denton County TX GO	5.000%	7/15/25	1,000	1,057
[17]	Denton Independent School District GO PUT	2.000%	8/1/24	6,190	6,064
[17]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	685	673
[17]	Denton Independent School District GO, Prere.	5.000%	8/15/24	1,300	1,375
[17]	Denton Independent School District GO, Prere.	4.000%	2/15/25	500	520
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	9,991
	Denton TX GO	5.000%	2/15/23	660	676
[17]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,000	1,954
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	762
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	729
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	881
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	765	810
[17]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	36,855	36,285
	Ector County Hospital District GO	5.000%	9/15/22	210	212
	Ector County Hospital District GO	5.000%	9/15/24	445	462
	Ector County Hospital District GO	5.000%	9/15/25	250	263
	El Paso TX GO	5.000%	8/15/22	430	434
	El Paso TX GO	5.000%	8/15/22	800	808
	El Paso TX GO	5.000%	8/15/22	735	743
	El Paso TX GO	5.000%	8/15/23	370	384
	El Paso TX GO	5.000%	8/15/23	455	472
	El Paso TX GO	5.000%	8/15/24	155	164
	El Paso TX GO	5.000%	8/15/24	350	370
	El Paso TX GO	5.000%	8/15/24	480	507
	El Paso TX GO	5.000%	8/15/24	20	21
	El Paso TX GO	5.000%	8/15/25	960	1,034
80

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	5.000%	8/15/25	500	538
	El Paso TX GO	5.000%	8/15/25	750	808
[5]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	630	635
[5]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	579
[5]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	176
	Fort Bend County TX GO	5.000%	3/1/23	575	590
	Fort Bend County TX GO	5.000%	3/1/23	630	646
	Fort Bend County TX GO	5.000%	3/1/24	215	225
	Fort Bend County TX GO	5.000%	3/1/24	725	760
	Fort Bend County TX GO	5.000%	3/1/25	200	214
	Fort Bend County TX GO	5.000%	3/1/25	500	535
	Fort Bend County TX GO	5.000%	3/1/25	400	428
	Fort Bend County TX GO	5.000%	3/1/26	250	273
[1,2]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	0.520%	5/5/22	3,055	3,055
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/23	1,000	1,026
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	524
[17]	Fort Bend Independent School District GO	5.000%	8/15/24	400	423
[17]	Fort Bend Independent School District GO	5.000%	8/15/25	160	172
[17]	Fort Bend Independent School District GO PUT	1.950%	8/1/22	24,720	24,718
[17]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,980	2,806
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,218
[17]	Fort Worth Independent School District GO	5.000%	2/15/23	1,750	1,793
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	4,740
[17]	Fort Worth Independent School District GO	5.000%	2/15/24	2,000	2,095
[17]	Fort Worth Independent School District GO	5.000%	2/15/25	1,155	1,235
	Fort Worth TX GO	4.000%	3/1/23	2,255	2,293
	Fort Worth TX GO	5.000%	3/1/24	6,490	6,800
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,204
[17]	Frisco Independent School District GO	5.000%	8/15/22	1,260	1,273
[17]	Frisco Independent School District GO	5.000%	8/15/26	1,260	1,372
	Frisco TX GO	5.000%	2/15/25	920	940
[17]	Galena Park Independent School District GO	5.000%	8/15/22	580	586
[17]	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,773
[17]	Garland Independent School District GO	5.000%	2/15/25	1,955	2,091
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,870	4,184
	Garland TX GO	5.000%	2/15/23	500	512
[17]	Georgetown Independent School District GO	5.000%	8/15/22	380	384
[17]	Georgetown Independent School District GO PUT	2.750%	8/1/22	7,405	7,428
[17]	Georgetown Independent School District GO PUT, Prere.	2.750%	8/1/22	2,125	2,132
[17]	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	7,825	7,789
[17]	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	5,440	5,396
[17]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	3,360	3,049
[17]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,089
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	107,890	109,974
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	51,690	53,568
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	27,395	28,421
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	63,650	66,254
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	9,817
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	233
[5]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,440	1,442
[17]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,245
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	501
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,014
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	310	315
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,019
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	721
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	25	26
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,298
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,755
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,116
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	905	976
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	7,115	7,258
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,350	1,374
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,450	11,028
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	1,050	1,110
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,505	3,705
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,903
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	475	517
81

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	0.969%	7/1/24	2,500	2,498
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.860%	12/1/22	6,500	6,500
[1,2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	10,235	10,235
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	102
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	7.000%	1/1/23	3,000	3,100
	Harris County Flood Control District GO	4.000%	10/1/23	2,140	2,195
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,553
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,620
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	1,870
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	200	212
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	12,113
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,812
	Harris County TX GO	5.000%	10/1/22	10,005	10,150
	Harris County TX GO	5.000%	8/15/23	3,280	3,401
	Harris County TX GO	5.000%	10/1/23	1,410	1,466
	Harris County TX GO	5.000%	10/1/24	230	233
	Harris County TX GO	5.000%	10/1/24	255	259
	Harris County TX GO	5.000%	10/1/24	5,640	5,981
	Harris County TX Highway Revenue	5.000%	8/15/23	130	135
	Harris County TX Highway Revenue	5.000%	8/15/24	295	312
	Harris County TX Highway Revenue	5.000%	8/15/26	1,455	1,468
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	106
[1]	Hays County TX	2.500%	9/15/25	160	154
	Hidalgo County TX GO	4.000%	8/15/22	580	584
	Hidalgo County TX GO	5.000%	8/15/25	570	614
	Hidalgo County TX GO	5.000%	8/15/26	500	548
	Houston Community College System GO	4.000%	2/15/23	900	914
	Houston Community College System GO	4.000%	2/15/23	2,085	2,119
	Houston Community College System GO	5.000%	2/15/24	1,720	1,799
	Houston Community College System GO	5.000%	2/15/24	3,870	4,048
	Houston Community College System GO	5.000%	2/15/25	1,855	1,977
	Houston Community College System GO	5.000%	2/15/25	6,535	6,965
[17]	Houston Independent School District GO	5.000%	2/15/23	50	51
[17]	Houston Independent School District GO	5.000%	2/15/23	1,155	1,183
[17]	Houston Independent School District GO	5.000%	2/15/24	295	309
[17]	Houston Independent School District GO	5.000%	2/15/24	115	120
	Houston Independent School District GO	5.000%	7/15/24	400	423
[17]	Houston Independent School District GO PUT	2.250%	6/1/22	23,820	23,818
[17]	Houston Independent School District GO PUT	2.250%	6/1/22	21,500	21,518
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	5,345	5,436
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	12,685	12,902
[17]	Houston Independent School District GO PUT	3.000%	6/1/24	2,100	2,120
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	315	324
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	445	467
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	2,565	2,689
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	225	239
	Houston TX GO	5.000%	3/1/23	200	205
	Houston TX GO	5.000%	3/1/23	2,185	2,240
	Houston TX GO	5.000%	3/1/24	165	173
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	91
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	280	286
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	129
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	145
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	147
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	1,000	1,010
[6]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.540%	10/15/23	1,475	1,478
[17]	Irving Independent School District GO	5.000%	2/15/24	1,975	2,067
[17]	Irving Independent School District GO	5.000%	2/15/25	75	80
	Irving TX GO	4.000%	9/15/22	2,980	3,008
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	744
[17]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	6,745	7,141
[17]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	180	191
[1]	Justin TX	2.500%	9/1/26	125	113
[17]	Katy Independent School District GO	5.000%	2/15/24	115	118
[17]	Katy Independent School District GO	5.000%	2/15/25	205	219
[17]	Katy Independent School District GO, Prere.	5.000%	2/15/23	35	36
82

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kaufman County TX GO	5.000%	2/15/23	155	159
	Kaufman County TX GO	5.000%	2/15/23	115	118
	Kaufman County TX GO	5.000%	2/15/24	215	225
	Kaufman County TX GO	5.000%	2/15/24	120	126
[17]	Keller TX Independent School District GO	5.000%	2/15/23	1,680	1,721
[17]	Killeen Independent School District GO	5.000%	2/15/23	2,000	2,049
[17]	Klein Independent School District GO	5.000%	2/1/24	1,000	1,046
[17]	Klein Independent School District GO	5.000%	8/1/24	40	42
[17]	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,485
[17]	La Joya Independent School District GO	5.000%	2/15/24	2,765	2,890
[17]	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,140
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/24	215	224
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/26	300	320
[1,2,17]	Lamar Consolidated Independent School District GO TOB VRDO	0.500%	5/5/22	665	665
[17]	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,759
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	354
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,672
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	123
[17]	Leander Independent School District GO	5.000%	8/15/22	2,250	2,273
[17]	Leander Independent School District GO	5.000%	8/15/23	1,500	1,556
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	364
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,428
[17]	Lewisville Independent School District GO	5.000%	8/15/22	1,185	1,197
[17]	Lewisville Independent School District GO	5.000%	8/15/22	6,210	6,273
[17]	Lewisville Independent School District GO	5.000%	8/15/25	1,870	2,016
[17]	Little Elm Independent School District GO	5.000%	8/15/23	950	985
[17]	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,058
[17]	Little Elm Independent School District GO PUT	0.680%	8/15/25	2,745	2,568
	Lone Star College System GO	5.000%	2/15/23	3,455	3,540
	Lone Star College System GO	5.000%	2/15/23	1,920	1,967
	Lone Star College System GO	5.000%	2/15/23	150	154
	Lone Star College System GO	5.000%	2/15/24	300	314
	Lone Star College System GO	5.000%	2/15/24	9,055	9,485
	Lone Star College System GO	5.000%	2/15/25	1,025	1,096
	Lone Star College System GO	5.000%	2/15/25	10,000	10,697
[17]	Longview Independent School District GO	5.000%	2/15/23	625	641
[17]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/23	400	414
[17]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	587
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	206
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,604
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	85	85
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,145	1,201
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,240	1,322
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	820	893
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/23	1,195	1,230
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,550	1,653
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,470	1,623
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	501
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	4,605	4,611
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,755	3,864
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	310	325
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	524
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,785	1,872
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	920	981
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	453
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,015	2,149
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,171
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,128
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	75	77
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	545	572
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	40	42
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	120	128
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.470%	5/5/22	7,970	7,970
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.560%	5/5/22	5,370	5,370
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,626
[17]	Lubbock Independent School District GO	5.000%	2/15/23	565	578
	Lubbock TX GO	5.000%	2/15/24	1,000	1,048
	Lubbock TX GO	5.000%	2/15/25	1,170	1,249
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/23	305	312
83

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	696
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	560
	Mainland College GO	5.000%	8/15/22	625	631
	Mainland College GO	5.000%	8/15/23	500	518
	Mainland College GO	5.000%	8/15/24	275	291
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/22	500	505
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	699
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	265	281
	Midland County Hospital District GO	5.000%	5/15/25	365	391
	Midland County Hospital District GO	5.000%	5/15/26	395	431
[17]	Midland Independent School District GO	5.000%	2/15/26	185	202
	Midland TX GO	5.000%	3/1/24	1,685	1,767
[17]	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,444
[17]	Midlothian Independent School District GO	5.000%	2/15/24	500	523
[17]	Midlothian Independent School District GO	5.000%	2/15/25	365	390
[17]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,270	7,116
[17]	Midway Independent School District GO	5.000%	8/15/23	325	337
[17]	Nederland Independent School District GO	5.000%	8/15/22	1,620	1,637
[17]	Nederland Independent School District GO	5.000%	8/15/24	95	101
[17]	Nederland Independent School District GO	5.000%	8/15/26	1,905	2,098
	New Braunfels TX GO	5.000%	2/1/23	710	726
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,328
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,398
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,181
	New Braunfels TX Utility System Revenue CP	0.010%	5/5/22	19,250	19,250
	New Braunfels TX Utility System Revenue CP	0.010%	6/2/22	15,000	14,997
[17]	New Caney Independent School District GO	5.000%	2/15/24	100	105
[17]	New Caney Independent School District GO PUT	1.250%	8/15/24	5,250	5,094
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	655
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,090	1,205
[1,2]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	6,500	6,500
[17]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	102
[17]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	109
[17]	North East TX Independent School District GO	5.000%	2/1/23	3,290	3,368
[17]	North East TX Independent School District GO	5.000%	8/1/23	500	518
[17]	North East TX Independent School District GO PUT	0.250%	8/1/22	1,665	1,665
[17]	North East TX Independent School District GO PUT	2.375%	8/1/22	8,180	8,198
[17]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,231
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/22	885	903
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,477
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	792
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	731
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/22	2,950	2,975
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,147
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	2,140	2,242
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	175	179
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,540	3,612
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,395	3,466
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,185	2,231
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,460	5,571
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	190	198
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	765	779
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	2,145	2,185
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,642
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	10,385	10,816
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	6,093
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	320	326
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	359
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,460	4,543
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	5,702
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	6,507
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,150	2,234
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,000	1,017
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,665	1,729
[1,2]	North Texas Tollway Authority Highway Revenue TOB VRDO	0.560%	5/5/22	1,250	1,250
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.560%	5/5/22	3,120	3,120
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.560%	5/5/22	3,275	3,275
[14]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	300	329
[17]	Northside Independent School District GO PUT	1.750%	6/1/22	1,350	1,349
84

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Northside Independent School District GO PUT	2.750%	8/1/23	17,370	17,498
[17]	Northside Independent School District GO PUT	1.600%	8/1/24	18,345	17,922
[17]	Northside Independent School District GO PUT	0.700%	6/1/25	13,160	12,320
[17]	Northwest Independent School District GO	5.000%	2/15/24	105	110
[17]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,275	14,932
[17]	Pearland Independent School District GO	5.000%	2/15/23	385	395
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	116
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	210	222
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	105	111
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/25	225	238
[17]	Pflugerville Independent School District GO	5.000%	2/15/26	975	1,020
[17]	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,850	1,854
[17]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,018
	Pflugerville TX GO	5.000%	8/1/23	400	414
	Pflugerville TX GO	5.000%	8/1/23	650	673
	Pflugerville TX GO	5.000%	8/1/24	765	807
	Pflugerville TX GO	5.000%	8/1/24	600	633
	Pflugerville TX GO	5.000%	8/1/25	390	420
	Pflugerville TX GO	5.000%	8/1/25	620	668
[17]	Plano Independent School District GO	5.000%	2/15/23	360	369
[17]	Plano Independent School District GO	5.000%	2/15/24	65	68
[17]	Port Arthur Independent School District GO, Prere.	5.000%	2/15/25	150	160
[17]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,660	7,115
[17]	Prosper Independent School District GO	5.000%	2/15/26	945	1,032
[17]	Richardson Independent School District GO	5.000%	2/15/23	4,000	4,099
[17]	Richardson Independent School District GO	5.000%	2/15/27	1,065	1,158
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/22	200	201
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/23	545	557
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	839
[17]	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	582
	Rockland County TX GO	5.000%	2/1/24	425	444
[17]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	425	455
[17]	Round Rock Independent School District GO	5.000%	8/1/23	100	104
[17]	Round Rock Independent School District GO	5.000%	8/1/24	2,575	2,723
[17]	Round Rock Independent School District GO	5.000%	8/1/24	325	344
[17]	Round Rock Independent School District GO	5.000%	8/1/25	500	539
	Round Rock TX GO	5.000%	8/15/22	1,120	1,132
	San Angelo TX GO	2.000%	2/15/24	5,335	5,286
	San Angelo TX GO	2.000%	2/15/25	2,720	2,666
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	190	194
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	6,830	6,890
[7]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,400	4,495
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	750	757
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	125	131
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,930	1,947
[7]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,142
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	85	91
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,163
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	260	282
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	260	286
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,670	13,735
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	14,560	14,130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,560	13,235
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	8,290	7,934
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,650	1,512
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	130	122
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.470%	5/5/22	12,695	12,695
	San Antonio TX GO	5.000%	8/1/23	9,035	9,360
	San Antonio TX GO	5.000%	2/1/24	210	220
	San Antonio TX GO	5.000%	8/1/25	245	264
[17]	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,263
[17]	San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,658
[17]	San Antonio TX Independent School District GO	5.000%	2/15/24	140	147
[17]	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,477
	San Antonio Water System CP	0.010%	5/3/22	4,825	4,825
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	469
	San Antonio Water System Water Revenue	5.000%	5/15/25	450	463
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	16,240	16,253
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,395	9,395
85

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,330	10,340
	San Patricio County TX GO	5.000%	4/1/23	205	210
	San Patricio County TX GO	5.000%	4/1/24	100	105
	San Patricio County TX GO	5.000%	4/1/25	100	107
	San Patricio County TX GO	5.000%	4/1/26	150	163
	San Patricio County TX GO	5.000%	4/1/27	135	148
[17]	Sherman Independent School District GO PUT	2.000%	8/1/23	1,045	1,043
[17]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/23	215	214
[17]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	259
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	500	507
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	299
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	131
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	161
[17]	Southwest Independent School District GO	5.000%	2/1/24	100	105
[17]	Spring Branch Independent School District GO	5.000%	2/1/23	1,520	1,556
[17]	Spring Independent School District GO	5.000%	8/15/23	680	705
[17]	Spring Independent School District GO	5.000%	8/15/24	605	641
[17]	Spring Independent School District GO	5.000%	8/15/25	500	540
[17]	Spring Independent School District GO	5.000%	8/15/26	500	550
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,281
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	975	981
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	850	878
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	157
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Scott & White Healthcare Project) TOB VRDO	0.500%	5/5/22	3,900	3,900
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.830%	12/16/22	46,590	46,611
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.460%	5/4/22	19,200	19,200
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	200	205
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	325	337
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	100	104
[2]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.500%	5/5/22	5,815	5,815
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	130	139
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	140	147
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	373
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	486
	Temple TX Utility System Water Revenue	5.000%	8/1/25	925	998
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	2,806
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	4,931
	Texas A&M University College & University Revenue	5.000%	5/15/24	410	431
	Texas A&M University College & University Revenue	5.000%	5/15/24	1,375	1,446
	Texas A&M University College & University Revenue	5.000%	5/15/24	170	179
	Texas A&M University College & University Revenue	5.000%	5/15/25	295	316
	Texas A&M University College & University Revenue	5.000%	5/15/25	30	32
[17]	Texas City TX Independent School District GO	5.000%	8/15/22	225	227
[17]	Texas City TX Independent School District GO	5.000%	8/15/23	595	617
[17]	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,038
	Texas GO	5.000%	8/1/22	965	974
	Texas GO	5.000%	8/1/22	2,185	2,191
	Texas GO	5.000%	4/1/23	1,000	1,028
	Texas GO	5.000%	8/1/23	1,730	1,734
	Texas GO	5.000%	10/1/23	205	213
	Texas GO	5.000%	10/1/23	100	104
	Texas GO	5.000%	10/1/23	95	99
	Texas GO	5.000%	4/1/24	100	105
	Texas GO	5.000%	4/1/24	50	52
	Texas GO	5.000%	10/1/24	110	117
	Texas GO	5.000%	10/1/24	35	37
	Texas GO	5.000%	4/1/25	125	131
	Texas GO	5.000%	8/1/25	5,040	5,440
	Texas GO	5.000%	10/1/25	5,480	5,743
	Texas GO	5.000%	10/1/25	6,235	6,610
	Texas GO	5.000%	10/1/25	1,000	1,083
	Texas GO	5.000%	10/1/25	1,635	1,771
	Texas GO	5.000%	10/1/25	590	639
	Texas GO	5.000%	4/1/26	1,600	1,677
	Texas GO	5.000%	4/1/26	1,040	1,136
	Texas GO	4.000%	8/1/26	1,050	1,094
	Texas GO VRDO	0.450%	5/4/22	18,510	18,510
86

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Texas GO VRDO	0.500%	5/4/22	55,300	55,300
	Texas GO VRDO	0.500%	5/4/22	68,280	68,280
	Texas GO VRDO	0.500%	5/4/22	75,280	75,280
	Texas GO, ETM	5.000%	8/1/22	3,035	3,062
	Texas GO, Prere.	5.000%	4/1/24	60	63
	Texas GO, Prere.	5.000%	4/1/24	55	58
	Texas GO, Prere.	5.000%	4/1/24	250	263
	Texas GO, Prere.	5.000%	4/1/24	120	126
	Texas GO, Prere.	5.000%	10/1/24	85	90
	Texas GO, Prere.	5.000%	10/1/24	35	37
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	890	903
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,155	1,189
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,025	1,066
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	960	1,007
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,412
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/22	240	240
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	139
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	182
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	264
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	278
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	1,010	1,034
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,490	1,558
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,225	1,237
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	662
	Texas State University System College & University Revenue	5.000%	3/15/23	130	133
	Texas State University System College & University Revenue	5.000%	3/15/25	125	134
	Texas State University System College & University Revenue	5.000%	3/15/26	870	910
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	24,993
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	315	324
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,275	17,969
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	50	53
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	45	47
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,250	2,433
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,357
[2]	Texas Transportation Commission State Highway Fund VRDO	0.450%	5/6/22	21,400	21,400
	Texas Water Development Board Water Revenue	5.000%	8/1/22	4,125	4,162
	Texas Water Development Board Water Revenue	5.000%	10/15/22	11,305	11,484
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,090	1,111
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,487
	Texas Water Development Board Water Revenue	5.000%	4/15/23	100	103
	Texas Water Development Board Water Revenue	5.000%	8/1/23	1,100	1,140
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,054
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,738
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,102
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	53
	Texas Water Development Board Water Revenue	5.000%	8/1/24	1,045	1,104
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,600	2,759
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,152
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	938
	Texas Water Development Board Water Revenue	5.000%	10/15/25	100	108
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,131
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,099
[1,2]	Texas Water Development Board Water Revenue TOB VRDO	0.490%	5/5/22	3,100	3,100
[17]	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,498
[17]	Tomball Independent School District GO PUT	0.450%	8/15/23	2,345	2,295
[17]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,185
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,922
[1,2]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/22	1,375	1,387
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,670	1,728
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,670	1,766
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	205	221
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/26	330	363
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/22	2,045	2,053
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/22	2,095	2,114
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/23	90	91
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15
[17]	United TX Independent School District GO	5.000%	8/15/22	2,855	2,885
[17]	United TX Independent School District GO	5.000%	8/15/23	3,415	3,540
87

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	United TX Independent School District GO	5.000%	8/15/24	435	460
[17]	United TX Independent School District GO, Prere.	4.000%	8/15/23	100	102
	University of Houston College & University Revenue	5.000%	2/15/25	70	75
	University of Texas System College & University Revenue	5.000%	8/15/22	2,295	2,318
	University of Texas System College & University Revenue	5.000%	8/15/22	1,115	1,126
	University of Texas System College & University Revenue	5.000%	8/15/23	1,075	1,114
	University of Texas System College & University Revenue	5.000%	8/15/23	210	218
	University of Texas System College & University Revenue	5.375%	8/15/23	140	146
	University of Texas System College & University Revenue	5.000%	8/15/24	705	745
	University of Texas System College & University Revenue	5.000%	8/15/24	340	359
	Via Metropolitan Transit Advanced Transportation District Salex Tax Revenue, Prere.	5.000%	8/1/24	2,065	2,184
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	618
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	596
[1,2]	Waco Educational Finance Corp. College & University Revenue TOB VRDO	0.500%	5/5/22	665	665
[17]	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,029
[17]	Wichita Falls Independent School District GO	4.000%	2/1/25	650	677
[17]	Willis Independent School District GO	2.000%	2/15/24	325	323
[17]	Willis Independent School District GO	4.000%	2/15/25	400	417
[17]	Willis Independent School District GO	5.000%	2/15/25	250	267
[17]	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,245
[17]	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,168
[17]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,581
[17]	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,214
					2,286,308
Utah (0.5%)
	Alpine School District GO	5.000%	3/15/25	220	236
	Canyons School District GO	5.000%	6/15/22	1,775	1,783
	Canyons School District GO	5.000%	6/15/23	3,545	3,662
	Canyons School District GO	5.000%	6/15/24	3,560	3,759
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	529
	Central Utah Water Conservancy District GO	5.000%	4/1/24	4,230	4,440
	Davis School District GO (Utah School Board Guaranty Program) GO	5.000%	6/1/23	810	836
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,457
[7]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	3,525	3,857
[7]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/27	1,450	1,612
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,063
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	705
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,113
	University of Utah College & University Revenue	5.000%	8/1/24	705	745
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,635	1,650
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/22	32,000	32,061
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	2,845	2,962
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	10,920	11,467
	Utah GO	5.000%	7/1/22	5,000	5,031
	Utah GO	5.000%	7/1/22	255	257
	Utah GO	5.000%	7/1/23	5,050	5,220
	Utah GO	5.000%	7/1/23	50	52
	Utah GO	5.000%	7/1/24	25	26
	Utah GO	5.000%	7/1/24	50	53
	Utah GO	5.000%	7/1/24	2,500	2,645
	Utah GO	5.000%	7/1/24	20	21
	Utah GO	5.000%	7/1/25	3,000	3,240
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	229
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,052
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	535	537
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	115	121
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	190	205
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	273
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/22	1,525	1,532
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	510	549
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	30	32
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,145	1,234
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/23	725	745
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	315	347
					103,338
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	343
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	487
88

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	545	577
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/22	500	507
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	645
					2,559
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue (United States Virgin Islands Federal Excise Tax) Class A	5.000%	10/1/25	405	417
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue (United States Virgin Islands Federal Excise Tax) Class A	5.000%	10/1/26	1,005	1,040
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue (United States Virgin Islands Federal Excise Tax) Class A	5.000%	10/1/27	1,510	1,567
					3,024
Virginia (1.6%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	412
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	936
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	413
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	278
	Arlington County VA GO, Prere.	5.000%	8/1/22	1,000	1,009
[1,2]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.580%	5/5/22	22,055	22,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,785	60,707
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,110
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	650	653
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	136
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,606
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,103
	Commonwealth of Virginia GO	4.000%	6/1/23	225	230
	Commonwealth of Virginia GO	5.000%	6/1/23	275	284
	Fairfax County Economic Development Authority Special Tax Revenue	5.000%	4/1/25	1,915	2,056
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,650	16,108
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/25	1,175	1,257
	Fairfax County VA GO	5.000%	10/1/22	10,315	10,344
	Fairfax County VA GO	5.000%	10/1/23	100	104
	Fairfax County VA GO	5.000%	4/1/24	50	53
	Fairfax County VA GO	4.000%	10/1/24	1,750	1,815
	Fairfax County VA GO	5.000%	10/1/25	1,360	1,474
	Fairfax County VA GO, Prere.	4.000%	10/1/24	3,235	3,359
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,620
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	3,030	3,202
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,787
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	55	58
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	35,480	38,905
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	27,175	27,334
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	699
	Harrisonburg VA GO	5.000%	7/15/24	3,790	3,997
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/22	1,315	1,315
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	2,000	2,186
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	45	45
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	300	302
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	434
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,226
	Loudoun County VA GO	5.000%	12/1/23	4,710	4,787
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,222
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,972
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	610	623
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	995
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	886
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	678
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	444
	Newport News VA GO	5.000%	7/15/24	40	42
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	170	169
	Prince George County VA GO	5.000%	8/1/22	860	868
	Richmond VA GO	5.000%	3/1/25	45	48
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	424
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	780
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	5.000%	7/1/25	50	54
	Virginia Beach VA GO	5.000%	7/15/22	5,485	5,527
	Virginia Beach VA GO	5.000%	7/15/22	4,430	4,464
	Virginia Beach VA GO	5.000%	9/15/22	2,000	2,027
	Virginia Beach VA GO	5.000%	7/15/23	2,755	2,853
89

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,543
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,657
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	18,859
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	70	72
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	25	26
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	21
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	430	459
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	125	133
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	60	64
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,714
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	265	271
	Virginia College Building Authority College & University Revenue	5.000%	9/1/24	1,035	1,095
	Virginia College Building Authority College & University Revenue	5.000%	9/1/25	1,725	1,862
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/22	275	276
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	337
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	451
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	2,988
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,815	1,817
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,930	1,932
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	210	216
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	155	163
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	205	220
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/26	1,725	1,888
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	160	166
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/24	155	163
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	125	132
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	1,040	1,113
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/22	5,685	5,737
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,590
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	150	155
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	195	202
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	95
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	200	211
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/23	180	186
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	370
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,500	1,514
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,790	2,962
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	240	240
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	460
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	217
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	224
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	339
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	8,585	8,585
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	5,830	5,830
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	3,875	3,875
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,972
					335,877
Washington (1.9%)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/22	510	519
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	2,720	2,949
[6]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/1/23	30,275	30,337
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,549
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,610
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/24	3,260	3,392
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	150	155
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	185	191
	Energy Northwest Nuclear Revenue	5.000%	7/1/22	350	352
	Energy Northwest Nuclear Revenue	5.000%	7/1/22	11,965	12,037
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	400	413
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	100	103
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	200	207
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	125	132
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	401
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,245	4,475
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	45	48
90

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,370	14,317
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	15,193
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	125
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/22	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	211
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	141
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	135
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	79
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,855	1,936
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	40	42
	King County School District No. 411 Issaquah GO	5.000%	12/1/23	95	99
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	858
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	874
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,072
	King County WA GO	5.000%	12/1/24	1,095	1,167
	King County WA GO	5.000%	12/1/25	1,000	1,042
	King County WA GO	5.000%	12/1/27	1,105	1,200
	King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,509
	King County WA Sewer Revenue	5.000%	7/1/24	70	74
	King WA Sewer Revenu County e Sewer Revenue PUT	0.625%	1/1/24	180	175
	King WA Sewer Revenu County e Sewer Revenue PUT	0.875%	1/1/26	545	497
	Kirkland WA GO	5.000%	12/1/23	640	668
	Kirkland WA GO	5.000%	12/1/24	670	714
	Kirkland WA GO	5.000%	12/1/25	700	761
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	40	43
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	811
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	221
	Port of Seattle WA GO	5.000%	1/1/24	350	366
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/25	7,000	7,056
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,605	1,616
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,040
	Seattle WA GO	5.000%	8/1/24	100	106
	Seattle WA GO	5.000%	11/1/24	2,200	2,343
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/23	65	68
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	90
[6]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	0.930%	11/1/23	160	160
[6]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	0.930%	11/1/23	2,000	2,002
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/24	175	183
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	6,561
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	2,040
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	752
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	730
	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,313
	University of Washington College & University Revenue	5.000%	4/1/24	7,070	7,431
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,620
	University of Washington CP	0.010%	6/3/22	3,000	2,999
	Washington COP	5.000%	7/1/23	11,950	12,336
	Washington GO	5.000%	6/1/22	1,500	1,504
	Washington GO	5.000%	7/1/22	2,315	2,329
	Washington GO	5.000%	8/1/22	5,530	5,579
	Washington GO	5.000%	1/1/23	6,375	6,512
	Washington GO	5.000%	2/1/23	4,130	4,228
	Washington GO	5.000%	6/1/23	1,500	1,547
	Washington GO	4.000%	7/1/23	900	920
	Washington GO	5.000%	7/1/23	160	165
	Washington GO	5.000%	7/1/23	18,600	18,706
	Washington GO	5.000%	7/1/23	13,715	13,793
	Washington GO	5.000%	7/1/23	2,215	2,289
	Washington GO	5.000%	7/1/23	15,345	15,860
	Washington GO	5.000%	7/1/23	140	141
	Washington GO	5.000%	8/1/23	15	16
	Washington GO	5.000%	8/1/23	9,300	9,631
	Washington GO	5.000%	8/1/23	300	311
	Washington GO	5.000%	1/1/24	3,800	3,972
	Washington GO	5.000%	1/1/24	4,655	4,865
	Washington GO	5.000%	6/1/24	1,625	1,713
91

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	7/1/24	1,240	1,247
	Washington GO	5.000%	7/1/24	1,385	1,393
	Washington GO	5.000%	7/1/24	45	48
	Washington GO	5.000%	7/1/24	15,220	16,075
	Washington GO	5.000%	7/1/24	110	111
	Washington GO	5.000%	7/1/24	810	815
	Washington GO	5.000%	7/1/24	1,000	1,032
[7]	Washington GO	5.000%	7/1/24	20,000	21,095
	Washington GO	5.000%	8/1/24	550	569
	Washington GO	5.000%	8/1/24	3,735	3,952
	Washington GO	5.000%	8/1/24	40	42
	Washington GO	5.000%	8/1/24	50	53
	Washington GO	5.000%	8/1/24	45	48
	Washington GO	5.000%	2/1/25	255	272
	Washington GO	5.000%	2/1/25	45	48
	Washington GO	5.000%	2/1/25	20	21
	Washington GO	5.000%	2/1/25	100	107
	Washington GO	4.000%	7/1/25	215	216
	Washington GO	5.000%	7/1/25	1,095	1,101
	Washington GO	5.000%	7/1/25	130	134
	Washington GO	5.000%	7/1/25	2,550	2,564
	Washington GO	5.000%	7/1/25	715	719
[7]	Washington GO	5.000%	7/1/25	30,000	32,291
	Washington GO	5.000%	2/1/26	1,500	1,530
[7]	Washington GO	4.000%	7/1/26	30,000	31,698
	Washington GO	5.000%	7/1/26	10,000	10,961
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	250	259
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	2,210	2,233
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,010	1,047
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	130
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	158
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	8,059
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	240
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	434
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,675	5,900
[6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.840%	1/1/25	655	658
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.540%	5/6/22	1,875	1,875
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/23	2,275	2,321
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/23	500	510
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/27	1,160	1,276
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/22	150	151
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	507
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	1,000	985
	Washington State University College & University Revenue	5.000%	10/1/23	350	364
[5]	Western Washington University College & University Revenue	4.000%	4/1/24	250	257
					409,408
West Virginia (0.3%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	684
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	135	143
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,001
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,310	7,312
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,025	9,988
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,232
[1,2]	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	0.540%	5/5/22	7,210	7,210
	West Virginia GO	5.000%	6/1/22	3,610	3,621
	West Virginia GO	5.000%	12/1/22	2,645	2,697
	West Virginia GO	5.000%	6/1/24	615	648
	West Virginia GO	5.000%	12/1/24	645	687
	West Virginia GO	5.000%	6/1/25	1,275	1,372
	West Virginia GO	5.000%	12/1/25	1,335	1,452
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,175	1,196
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,638
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,060	1,117
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	6,225	6,427
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,142
					57,567
92

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin (1.5%)
[4]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,042
	Eau Claire County WI GO	5.000%	9/1/22	300	304
	Eau Claire County WI GO	5.000%	9/1/23	370	383
	Eau Claire County WI GO	5.000%	9/1/24	395	418
	Eau Claire County WI GO	5.000%	9/1/25	415	447
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,049
	Madison WI GO	4.000%	10/1/22	8,045	8,126
	Madison WI GO	3.000%	10/1/23	8,040	8,129
	Madison WI GO	4.000%	10/1/24	7,100	7,363
	Milwaukee WI GO	5.000%	2/1/23	2,480	2,534
	Milwaukee WI GO	5.000%	4/1/23	625	641
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,412
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,221
[7]	Milwaukee WI GO	5.000%	4/1/24	7,150	7,458
[7]	Milwaukee WI GO	5.000%	4/1/25	7,220	7,695
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,824
[7]	Milwaukee WI GO	5.000%	4/1/26	7,225	7,846
[1,2]	Milwaukee WI GO TOB VRDO	0.540%	5/5/22	7,835	7,835
	Neenah Joint School District GO	5.000%	3/1/24	2,685	2,818
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	243
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	425	436
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	254
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/27	435	447
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	639
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	905	919
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	153
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	160	165
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	286
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	452
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	451
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	241
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	290	301
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	480
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/22	210	211
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/23	450	459
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/24	1,360	1,397
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	3,180	3,180
	Sauk Prairie School District GO	5.000%	3/1/24	200	209
	Waukesha School District GO	3.000%	4/1/23	1,415	1,428
	Waukesha WI GO	2.000%	10/1/22	725	726
	Waukesha WI GO	5.000%	10/1/23	185	192
	Waukesha WI GO	2.000%	10/1/24	900	877
	Waukesha WI GO	2.000%	10/1/25	1,335	1,282
	Waukesha WI GO	5.000%	10/1/25	205	221
	Wisconsin Appropriations Revenue	5.000%	5/1/22	11,100	11,100
	Wisconsin Appropriations Revenue	5.000%	5/1/24	40	42
[1,2,4]	Wisconsin Center District Miscellaneous Taxes Revenue TOB VRDO	0.520%	5/5/22	13,624	13,624
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	755	760
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	9,415	9,473
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	500	517
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	53
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	375	396
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	650	686
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	158
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/26	915	979
	Wisconsin GO	4.000%	5/1/23	250	255
	Wisconsin GO	5.000%	5/1/23	1,605	1,652
	Wisconsin GO	5.000%	5/1/23	100	103
	Wisconsin GO	5.000%	11/1/23	1,590	1,616
	Wisconsin GO	5.000%	5/1/24	350	360
	Wisconsin GO	5.000%	5/1/24	16,500	17,355
	Wisconsin GO	5.000%	5/1/24	65	68
[7]	Wisconsin GO	5.000%	5/1/24	13,300	13,660
	Wisconsin GO	5.000%	11/1/24	205	218
	Wisconsin GO	4.000%	5/1/25	100	103
	Wisconsin GO	5.000%	5/1/25	180	191
	Wisconsin GO	5.000%	5/1/25	265	284
	Wisconsin GO	5.000%	5/1/25	25	27
93

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	11/1/25	100	108
	Wisconsin GO	5.000%	11/1/27	1,225	1,363
	Wisconsin GO, Prere.	5.000%	5/1/23	260	268
	Wisconsin GO, Prere.	5.000%	5/1/23	185	190
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/23	300	306
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	505	535
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,050	1,056
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	130	130
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	160	161
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	345	345
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	1,845	1,849
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,580	3,793
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,530	3,717
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	3,040	3,307
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,330	2,519
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	0.990%	7/26/23	1,850	1,844
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.090%	7/31/24	2,950	2,937
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	10,890	10,890
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	5,000	5,000
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.470%	5/4/22	7,203	7,203
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	1,120	1,152
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/15/23	125	129
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,125	4,261
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/15/23	1,000	1,033
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	4,075	4,068
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,825	1,757
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,850	1,768
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	915
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,193
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.150%	0.590%	12/2/24	4,020	3,991
[1,2]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	0.560%	5/5/22	3,750	3,750
[1,2]	Wisconsin Public Finance Authority Lease Development College & University Revenue (KU Campus Development Corp. - CentralDistrict Development Project) TOB VRDO	0.540%	5/5/22	42,000	42,000
	Wisconsin State Extendible CP GO	0.010%	5/17/22	10,455	10,454
	Wisconsin State Extendible CP GO	0.010%	5/18/22	12,500	12,499
[1,2]	Wisconsin State Health & Educational Faclities Authority College & University Revenue TOB VRDO	0.510%	5/5/22	3,750	3,750
[1,2]	Wisconsin State Health & Educational Faclities Authority College & University Revenue TOB VRDO	0.510%	5/5/22	3,750	3,750
					314,865
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	115	115
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	132
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	227
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	180	187
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	110
	Lincoln County WY Resource Recovery Revenue VRDO	0.320%	5/2/22	7,275	7,275
					8,046
Total Tax-Exempt Municipal Bonds (Cost $20,997,730)					20,639,131
94

Short-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[18]	Vanguard Municipal Cash Management Fund (Cost $758,662)	0.402%	7,586,068	758,683
Total Investments (100.5%) (Cost $21,756,392)				21,397,814
Other Assets and Liabilities—Net (-0.5%)				(112,212)
Net Assets (100%)				21,285,602
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $3,924,788,000, representing 18.4% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Securities with a value of $1,069,000 have been segregated as initial margin for open futures contracts.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
15	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
16	Step bond.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
95

Short-Term Tax-Exempt Fund
LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Barclays Bank plc	$813,530,000
JPMorgan Chase Bank NA	728,791,000
Deutsche Bank AG	627,545,000
Royal Bank of Canada	614,724,000
Morgan Stanley Bank	358,920,000
Bank of America NA	350,490,000
Citibank NA	207,455,000
Toronto-Dominion Bank NA	187,380,000
Sumitomo Mitsui Banking	176,200,000
Societe Generale SA	147,400,000
Other	234,435,000
Total	4,446,870,000

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(302)	(38,958)	3,215

See accompanying Notes, which are an integral part of the Financial Statements.
96

Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $20,997,730)	20,639,131
Affiliated Issuers (Cost $758,662)	758,683
Total Investments in Securities	21,397,814
Investment in Vanguard	738
Cash	82,728
Receivables for Investment Securities Sold	337,942
Receivables for Accrued Income	168,497
Receivables for Capital Shares Issued	72,497
Variation Margin Receivable—Futures Contracts	72
Other Assets	770
Total Assets	22,061,058
Liabilities
Payables for Investment Securities Purchased	609,422
Payables for Capital Shares Redeemed	160,942
Payables for Distributions	4,276
Payables to Vanguard	816
Total Liabilities	775,456
Net Assets	21,285,602
At April 30, 2022, net assets consisted of:

Paid-in Capital	21,670,866
Total Distributable Earnings (Loss)	(385,264)
Net Assets	21,285,602

Investor Shares—Net Assets
Applicable to 52,031,211 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	809,600
Net Asset Value Per Share—Investor Shares	$15.56

Admiral Shares—Net Assets
Applicable to 1,315,948,291 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,476,002
Net Asset Value Per Share—Admiral Shares	$15.56

See accompanying Notes, which are an integral part of the Financial Statements.
97

Short-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1]	85,085
Total Income	85,085
Expenses
The Vanguard Group—Note B
Investment Advisory Services	775
Management and Administrative— Investor Shares	650
Management and Administrative— Admiral Shares	8,122
Marketing and Distribution— Investor Shares	57
Marketing and Distribution— Admiral Shares	641
Custodian Fees	48
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	57
Trustees’ Fees and Expenses	6
Other Expenses	35
Total Expenses	10,398
Net Investment Income	74,687
Realized Net Gain (Loss)
Investment Securities Sold[1]	(275)
Futures Contracts	3,713
Realized Net Gain (Loss)	3,438
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(472,018)
Futures Contracts	319
Change in Unrealized Appreciation (Depreciation)	(471,699)
Net Increase (Decrease) in Net Assets Resulting from Operations	(393,574)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $457,000, ($33,000), $2,000, and ($12,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,687	159,944
Realized Net Gain (Loss)	3,438	(2,084)
Change in Unrealized Appreciation (Depreciation)	(471,699)	(52,743)
Net Increase (Decrease) in Net Assets Resulting from Operations	(393,574)	105,117
Distributions
Investor Shares	(2,594)	(6,786)
Admiral Shares	(71,856)	(153,836)
Total Distributions	(74,450)	(160,622)
Capital Share Transactions
Investor Shares	(135,525)	(54,350)
Admiral Shares	(1,193,441)	3,197,001
Net Increase (Decrease) from Capital Share Transactions	(1,328,966)	3,142,651
Total Increase (Decrease)	(1,796,990)	3,087,146
Net Assets
Beginning of Period	23,082,592	19,995,446
End of Period	21,285,602	23,082,592

See accompanying Notes, which are an integral part of the Financial Statements.
98

Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.89	$15.93	$15.84	$15.68	$15.79	$15.80
Investment Operations
Net Investment Income[1]	.046	.105	.201	.257	.215	.160
Net Realized and Unrealized Gain (Loss) on Investments	(.330)	(.039)	.092	.160	(.109)	(.010)
Total from Investment Operations	(.284)	.066	.293	.417	.106	.150
Distributions
Dividends from Net Investment Income	(.046)	(.106)	(.203)	(.257)	(.216)	(.160)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.046)	(.106)	(.203)	(.257)	(.216)	(.160)
Net Asset Value, End of Period	$15.56	$15.89	$15.93	$15.84	$15.68	$15.79
Total Return[2]	-1.79%	0.41%	1.86%	2.68%	0.68%	0.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$810	$963	$1,020	$945	$1,030	$1,228
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.59%	0.66%	1.27%	1.63%	1.38%	1.01%
Portfolio Turnover Rate	42%	53%	47%	34%	42%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.89	$15.93	$15.84	$15.68	$15.79	$15.80
Investment Operations
Net Investment Income[1]	.053	.117	.213	.270	.229	.176
Net Realized and Unrealized Gain (Loss) on Investments	(.330)	(.039)	.093	.160	(.111)	(.010)
Total from Investment Operations	(.277)	.078	.306	.430	.118	.166
Distributions
Dividends from Net Investment Income	(.053)	(.118)	(.216)	(.270)	(.228)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.053)	(.118)	(.216)	(.270)	(.228)	(.176)
Net Asset Value, End of Period	$15.56	$15.89	$15.93	$15.84	$15.68	$15.79
Total Return[2]	-1.75%	0.49%	1.94%	2.76%	0.76%	1.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,476	$22,119	$18,976	$15,877	$15,182	$13,900
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.73%	1.34%	1.71%	1.46%	1.11%
Portfolio Turnover Rate	42%	53%	47%	34%	42%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
99

Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes
100

Short-Term Tax-Exempt Fund
and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $738,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
101

Short-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	20,639,131	—	20,639,131
Temporary Cash Investments	758,683	—	—	758,683
Total	758,683	20,639,131	—	21,397,814
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,215	—	—	3,215
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	21,756,815
Gross Unrealized Appreciation	11,075
Gross Unrealized Depreciation	(366,861)
Net Unrealized Appreciation (Depreciation)	(355,786)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $29,659,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2022, the fund purchased $8,575,787,000 of investment securities and sold $10,461,063,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $886,345,000 and sales were $426,115,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	146,186	9,278	406,427	25,504
Issued in Lieu of Cash Distributions	2,187	139	5,883	369
Redeemed	(283,898)	(18,012)	(466,660)	(29,287)
Net Increase (Decrease)—Investor Shares	(135,525)	(8,595)	(54,350)	(3,414)
Admiral Shares
Issued	6,531,319	414,348	12,258,316	769,196
Issued in Lieu of Cash Distributions	50,415	3,203	108,247	6,794
Redeemed	(7,775,175)	(493,665)	(9,169,562)	(575,418)
Net Increase (Decrease)—Admiral Shares	(1,193,441)	(76,114)	3,197,001	200,572
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
102

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Municipal Bond Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that each fund’s advisory expenses was also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
103

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Short-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
104

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q412 062022

Semiannual Report   |   April 30, 2022
Vanguard Limited-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	157
Liquidity Risk Management	158

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$960.80	$0.83
Admiral™ Shares	1,000.00	961.20	0.44
Based on Hypothetical 5% Yearly Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Limited-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2022
New York	16.5%
Texas	9.8
California	7.8
Illinois	6.1
New Jersey	5.2
Pennsylvania	4.5
Florida	3.5
Alabama	3.3
Georgia	2.9
Ohio	2.6
Michigan	2.2
Connecticut	2.2
Multiple States	2.1
Maryland	2.1
Massachusetts	2.0
Kentucky	2.0
Tennessee	1.8
Arizona	1.6
Washington	1.6
Louisiana	1.5
Wisconsin	1.4
Colorado	1.4
Virginia	1.4
South Carolina	1.3
Indiana	1.3
Missouri	1.3
North Carolina	1.0
Other	9.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
2

Limited-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (3.2%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	6,265	6,496
[1,2]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	0.470%	5/5/22	2,200	2,200
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	848
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	7,925	8,890
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,521
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	8,999
	Auburn University College & University Revenue	3.250%	6/1/31	390	390
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	315
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	489
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	510	561
	Birmingham AL GO	5.000%	6/1/27	1,315	1,461
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	261
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	426
	Birmingham Water Works Board Water Revenue, ETM	5.000%	1/1/23	430	439
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	1,000	1,067
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,467
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	49,955	50,805
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	89,595	92,311
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	190
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	253
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	383
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,287
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	230	234
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,900	2,941
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	235
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	887
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	7,593
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	220
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,209
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	257
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	890
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	258
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,357
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	768
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,527
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,039
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,537
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,606
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,157
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,305
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,888
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,406
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,691
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,878
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	850	869
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	905	931
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	3,071
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,202
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,337
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	7,021
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	7,232
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	58,145	58,982
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	406
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	356
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,019
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	791
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	64,150	65,193
3

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	76,005	76,310
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	82,165	83,157
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	105,625	107,346
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	79,670	80,968
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	1.205%	12/1/23	35,000	34,806
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	195	196
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	232
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	258
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	225
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,060
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,211
	Homewood AL GO, Prere.	5.000%	9/1/26	500	550
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,869
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,208
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,070
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	261
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	209
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	475	506
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	373
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	210	221
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	337
	Huntsville AL GO	5.000%	5/1/23	2,680	2,759
	Huntsville AL GO	5.000%	5/1/24	2,815	2,960
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,458
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,245
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,667
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	472
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	227
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	576
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,710
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,068
	Jefferson County AL GO	5.000%	4/1/24	5,500	5,760
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,221
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	633
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,589
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	7,116
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,318
[5,6]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,568
[5,6]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,104
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	857
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	40,025	40,792
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	8,946
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,345	1,377
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,803
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,427
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,439
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,352
	Montgomery AL GO	3.000%	12/1/22	750	756
	Montgomery AL GO	3.000%	12/1/23	775	784
	Montgomery AL GO	3.000%	12/1/24	205	208
	Montgomery AL GO	3.000%	12/1/25	500	508
	Montgomery AL GO	3.000%	12/1/26	265	270
	Montgomery AL GO	3.000%	12/1/27	925	942
	Montgomery AL GO	3.000%	12/1/28	1,850	1,882
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	153
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	103
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	146
	Mountain Brook Board of Education GO	4.000%	3/1/26	225	238
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	213
[4]	Southeast Alabama Gas Supply District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.090%	4/1/24	1,000	994
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	69,916
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,227
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,024
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,541
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	36,985	37,517
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/22	400	401
4

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	761
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	531
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	899
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	774
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/27	2,420	2,505
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/28	3,985	4,126
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	181
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	228
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	1,425	1,453
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	573
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	718
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,131
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,929
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	35,000	35,548
[3]	Troy University College & University Revenue	5.000%	11/1/23	735	764
[3]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,539
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	204
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	157
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	320
[3]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	3,485	3,505
[3]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	3,776
[3]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	4,047
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	495	501
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,037
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,162
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,359
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,194
	University of Alabama College & University Revenue	5.000%	7/1/26	1,625	1,782
	University of Alabama College & University Revenue	5.000%	7/1/27	85	95
[3]	University of South Alabama College & University Revenue	5.000%	10/1/22	325	329
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,097
[3]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	519
[3]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	555
[5]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	442
[5]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	630
[3]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	877
[5]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	829
					1,141,069
Alaska (0.4%)
	Alaska GO	5.000%	8/1/22	5,590	5,641
	Alaska GO	5.000%	8/1/25	1,435	1,468
	Alaska GO	5.000%	8/1/29	2,650	2,841
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	885
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,113
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,568
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,026
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,173
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	1,986
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,316
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	544
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,895
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,453
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,786
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,631
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	4,977
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/22	10,465	10,552
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	14,243
[1,2]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.600%	5/5/22	3,375	3,375
[1,2]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.600%	5/5/22	7,330	7,330
	Anchorage AK GO	5.000%	9/1/22	2,000	2,023
	Anchorage AK GO	5.000%	9/1/22	1,675	1,695
	Anchorage AK GO	5.000%	9/1/25	5,010	5,294
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	630
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	615
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,525	1,542
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,323
	Municipality of Anchorage AK GO	5.000%	9/1/26	625	686
	Municipality of Anchorage AK GO	5.000%	9/1/26	370	406
	Municipality of Anchorage AK GO	5.000%	9/1/27	620	692
5

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipality of Anchorage AK GO	5.000%	9/1/27	370	413
	Municipality of Anchorage AK GO	5.000%	9/1/28	825	934
	Municipality of Anchorage AK GO	5.000%	9/1/28	425	481
	Municipality of Anchorage AK GO	5.000%	9/1/29	625	717
	Municipality of Anchorage AK GO	5.000%	9/1/29	415	476
	North Slope AK GO	4.000%	6/30/25	18,240	19,062
	North Slope AK GO	4.000%	6/30/26	16,175	17,094
	North Slope Borough AK GO	4.000%	6/30/22	4,000	4,017
	North Slope Borough AK GO	5.000%	6/30/25	800	860
	North Slope Borough AK GO	5.000%	6/30/26	600	658
	North Slope Borough AK GO	5.000%	6/30/27	415	463
	North Slope Borough AK GO	5.000%	6/30/28	365	412
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	200	207
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,100	1,169
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,200	2,359
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,160
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,430
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,375	1,503
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.500%	6/1/31	1,000	992
					148,116
Arizona (1.6%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	1,055	1,058
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	500	501
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	510	526
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	573
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	325	336
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	938
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,765	1,893
	Arizona Board of Regents College & University Revenue	5.000%	7/1/26	1,630	1,778
	Arizona Board of Regents College & University Revenue	5.000%	7/1/27	2,200	2,438
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	1,625	1,825
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	200	225
	Arizona Board of Regents College & University Revenue	5.000%	7/1/29	250	285
	Arizona Board of Regents COP	5.000%	6/1/24	670	704
	Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,333
	Arizona Board of Regents COP	5.000%	6/1/26	1,185	1,290
	Arizona COP, ETM	5.000%	10/1/22	4,995	5,067
	Arizona COP, ETM	5.000%	10/1/23	6,720	6,986
	Arizona COP, ETM	5.000%	10/1/23	19,820	20,605
	Arizona COP, ETM	5.000%	10/1/24	20,920	22,183
	Arizona COP, ETM	5.000%	10/1/26	8,145	8,985
	Arizona COP, ETM	5.000%	10/1/28	4,075	4,636
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,267
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	15,856
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	1,000	1,053
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	20,000	20,120
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,150	7,193
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	851
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/22	320	323
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/23	600	613
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	615
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	774
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	1,210	1,219
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	220	218
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,035
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,035
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	777
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	805	807
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	240	235
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	877
[1]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	492
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	605	602
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	250	243
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	141
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	135
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	175
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	137
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	665
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	783
6

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	707
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	145
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	779
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	137
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,758
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	250
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,552
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	281
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,700	1,913
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,480
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	1,937
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,551
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,634
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,713
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,805
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,708
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,500	1,632
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,441
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,755
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,865
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,774
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/27	1,500	1,664
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,113
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	425
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	540
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,665	2,737
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	1,982
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	2,002
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	2,018
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	2,038
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	413
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	5,300	5,590
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	10,920
[1,2]	Arizona State Tourism & Sports Authority Tax Miscellaneous Revenue TOB VRDO	0.470%	5/5/22	7,600	7,600
	Arizona State University College & University Revenue	5.000%	7/1/22	3,250	3,270
	Arizona State University College & University Revenue	5.000%	7/1/22	3,185	3,204
	Arizona State University College & University Revenue	5.000%	7/1/22	455	458
	Arizona State University College & University Revenue	5.000%	7/1/22	300	302
	Arizona State University College & University Revenue	5.000%	7/1/23	690	713
	Arizona State University College & University Revenue	5.000%	7/1/23	500	517
	Arizona State University College & University Revenue	5.000%	7/1/23	500	517
	Arizona State University College & University Revenue	5.000%	7/1/24	400	422
	Arizona State University College & University Revenue	5.000%	7/1/24	400	422
	Arizona State University College & University Revenue	5.000%	7/1/25	800	842
	Arizona State University College & University Revenue	5.000%	7/1/25	730	786
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,030	1,085
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/25	1,055	1,134
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/26	1,010	1,105
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	7,905	8,337
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,753
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	9,450	9,586
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	2,045	2,075
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	121
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	131
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	160
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	112
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	330
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	419
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/1/39	1,250	1,245
[5]	Glendale AZ GO	5.000%	7/1/22	1,920	1,932
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,100	3,119
	Glendale AZ Sales Tax Revenue	5.000%	7/1/28	250	273
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/27	1,020	1,137
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/28	1,340	1,515
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	750	750
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	757
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	463
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	937
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	315
7

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,085
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	260	269
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	121
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	124
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	110
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	279
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	338
	Goodyear Public Improvement Corp. Sales Tax Revenue	5.000%	7/1/22	1,500	1,509
	Kyrene Elementary School District No. 28 GO	5.000%	7/1/26	1,640	1,800
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	123
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	93
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	99
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	78
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	84
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	495
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/27	675	755
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	546
	Maricopa County AZ COP	5.000%	7/1/22	1,000	1,006
[1,2]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	6,280	6,280
	Maricopa County AZ Unified School District No. 97-Deer Valley (School Improvement Project) GO	2.500%	7/1/24	100	100
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	5,000	5,280
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	581
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	538
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/26	1,750	1,916
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/27	1,010	1,124
[3]	Maricopa County Elementary School District No. 1-Phoenix Elementary GO	5.000%	7/1/23	25	26
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	158
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	148
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	206
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	207
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	233
[1]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	1,150	1,154
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	5,621
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,367
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	677
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,500	1,521
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,811
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	11,102
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	13,599
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	1.010%	10/18/24	2,280	2,289
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	1.240%	9/1/24	4,500	4,518
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,610	2,345
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,245	1,118
	Maricopa County Pollution Control Corp. Industrial Revenue PUT	1.050%	6/1/22	5,125	5,119
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,109
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,665	1,785
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,747
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	3,794
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,013
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/25	1,095	1,180
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/26	1,725	1,896
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/27	2,340	2,616
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/27	2,500	2,794
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/28	2,000	2,268
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	1,035	1,190
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/23	950	971
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,308
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,740	4,025
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,247
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	495	533
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/24	600	633
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	549
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/27	575	642
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,365	1,471
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/26	1,000	1,098
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/22	1,790	1,801
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	140	141
8

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	140	145
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	125	132
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	113
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	198
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	222
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	152
	Mesa AZ GO	5.000%	7/1/25	300	324
	Mesa AZ GO	5.000%	7/1/26	275	302
	Mesa AZ GO	5.000%	7/1/27	410	458
	Mesa AZ GO	5.000%	7/1/28	390	441
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	844
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/26	1,300	1,422
[3]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	393
[7]	Phoenix AZ GO	5.000%	7/1/28	2,750	3,114
[7]	Phoenix AZ GO	5.000%	7/1/29	2,000	2,290
[7]	Phoenix AZ GO	5.000%	7/1/30	2,500	2,897
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	4,755	4,782
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,775	1,786
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,098
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	4,000	4,219
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,536
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	200	201
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	139
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	103
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	419
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	425
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	7,350	7,395
	Pima County AZ Sewer System Sewer Revenue, COP	5.000%	7/1/29	1,135	1,297
	Pima County AZ Sewer System Sewer Revenue, Prere.	5.000%	7/1/22	1,050	1,056
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	655	656
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	302
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	337
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	349
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	355
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,390
[3]	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/22	1,000	1,006
[3]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	310
[3]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	368
[3]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	805
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,006
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,980	3,040
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	6,145	6,416
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	5,990	6,385
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	10,000	11,244
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	5,200	5,931
	Scottsdale AZ GO	3.000%	7/1/23	25	25
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	105	106
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	225	229
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	250
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	356
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	369
	University of Arizona College & University Revenue	5.000%	6/1/23	25	26
	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,082
	University of Arizona College & University Revenue	5.000%	6/1/24	800	842
	University of Arizona College & University Revenue	5.000%	6/1/25	1,500	1,612
	University of Arizona College & University Revenue	5.000%	6/1/25	2,000	2,149
	University of Arizona College & University Revenue	5.000%	8/1/25	710	762
	University of Arizona College & University Revenue	5.000%	8/1/25	1,000	1,074
	University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,262
	University of Arizona College & University Revenue	5.000%	6/1/26	1,250	1,368
	University of Arizona College & University Revenue	5.000%	6/1/26	4,350	4,761
	University of Arizona College & University Revenue	5.000%	8/1/26	765	835
	University of Arizona College & University Revenue	5.000%	8/1/27	825	912
	University of Arizona College & University Revenue	5.000%	6/1/28	1,500	1,691
	University of Arizona College & University Revenue	5.000%	6/1/28	1,215	1,370
	University of Arizona College & University Revenue	5.000%	6/1/29	4,000	4,371
[1,2]	University of Arizona College & University Revenue TOB VRDO	0.470%	5/5/22	6,715	6,715
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	579
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	805
9

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,349
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.950%	4/1/29	3,500	3,499
	Yavapai County IDA Revenue	4.000%	10/1/22	3,350	3,383
	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,650
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,597
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,670
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,828
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,100	1,110
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,034
					550,746
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	713
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,143
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	4,071
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	17,546
[4]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.990%	9/1/22	700	700
	Arkansas GO	5.000%	10/1/24	9,500	9,890
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,660	2,686
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	265	268
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	1,965
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,407
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	597
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,606
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	342
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	745	715
	Bryant School District No. 25 GO	1.000%	2/1/24	250	241
	North Little Rock School District No. 1 GO	5.000%	2/1/26	1,400	1,518
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,912
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,095
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,535
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,422
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,117
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,136
	Rogers AR Water Revenue	4.000%	11/1/29	140	144
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	3,784
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/22	3,090	3,141
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	4,065
	Springdale School District No. 50 GO Class B	3.000%	6/1/31	1,335	1,288
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	370
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	430
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	297
					84,144
California (7.6%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,040	3,150
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	3.125%	10/1/29	150	150
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,570
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	1,929
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,700
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	9,012
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,551
[3]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	115	31
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	25,900	25,588
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	8,090	7,832
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	8,420	8,331
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,200	21,943
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	16,000	14,826
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.720%	4/1/24	4,925	4,882
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.740%	4/1/27	10,000	9,757
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.410%	0.850%	4/1/28	11,000	10,755
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	4/1/26	6,875	6,792
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	5/1/23	36,240	36,213
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	5/1/23	8,185	8,179
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	5/1/23	14,175	14,165
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.540%	4/1/24	8,725	8,767
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.540%	4/1/24	2,750	2,763
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.250%	1.690%	4/1/27	1,000	1,017
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	12,500	12,847
10

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/24	3,250	3,364
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/25	3,750	3,950
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/26	3,750	4,007
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,163
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,725
	Beaumont Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	250	259
	Belmont-Redwood Shores School District GO, Prere.	5.000%	8/1/25	100	108
[1,2]	Burbank Unified School District GO TOB VRDO	0.460%	5/5/22	5,520	5,520
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/28	380	394
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/28	470	488
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/29	655	681
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/29	510	531
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	58,140	59,600
	California CP GO	0.000%	5/11/22	6,500	6,500
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	34,000	34,000
	California Department of Water Resources Water Revenue	5.000%	12/1/23	7,220	7,538
[4]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.810%	12/1/22	21,700	21,680
	California GO	5.000%	9/1/22	8,655	8,762
	California GO	5.000%	10/1/22	14,830	15,049
	California GO	5.000%	8/1/23	6,650	6,890
	California GO	5.000%	9/1/23	4,555	4,729
	California GO	5.000%	12/1/23	2,450	2,558
	California GO	5.000%	9/1/24	100	101
	California GO	5.000%	10/1/24	1,250	1,326
	California GO	5.000%	12/1/24	2,500	2,603
	California GO	3.000%	3/1/25	390	395
	California GO	4.000%	4/1/25	2,990	3,116
	California GO	5.000%	4/1/25	15,510	16,609
	California GO	5.000%	4/1/25	51,400	55,041
	California GO	5.000%	8/1/25	3,325	3,585
	California GO	5.000%	8/1/25	10,000	10,781
	California GO	5.000%	9/1/25	40,500	43,735
	California GO	5.000%	9/1/25	6,945	7,500
	California GO	4.000%	10/1/25	4,540	4,759
	California GO	5.000%	10/1/25	2,695	2,915
	California GO	3.000%	11/1/25	2,000	2,031
	California GO	5.000%	11/1/25	5,685	6,160
	California GO	3.000%	3/1/26	20,000	20,316
	California GO	5.000%	3/1/26	2,400	2,567
	California GO	5.000%	4/1/26	8,300	9,069
	California GO	5.000%	4/1/26	10,575	11,555
	California GO	5.000%	8/1/26	5,710	6,278
	California GO	5.000%	8/1/26	1,240	1,363
	California GO	5.000%	8/1/26	1,060	1,132
	California GO	5.000%	8/1/26	5,970	6,564
	California GO	5.000%	8/1/26	27,635	30,383
	California GO	5.000%	9/1/26	685	754
	California GO	5.000%	9/1/26	2,700	2,917
	California GO	5.000%	9/1/26	21,690	23,882
	California GO	5.000%	10/1/26	10,000	11,027
	California GO	5.000%	10/1/26	3,700	4,041
	California GO	4.000%	11/1/26	33,875	35,980
	California GO	5.000%	12/1/26	22,530	24,918
	California GO	5.000%	4/1/27	9,010	10,000
	California GO	3.500%	8/1/27	10,000	10,390
	California GO	5.000%	9/1/27	14,000	15,637
	California GO	4.000%	10/1/27	35,845	38,232
	California GO	5.000%	10/1/27	12,395	13,861
	California GO	5.000%	11/1/27	375	420
	California GO	5.000%	11/1/27	8,420	9,427
	California GO	5.000%	11/1/27	26,800	30,006
	California GO	5.000%	12/1/27	14,700	16,477
	California GO	5.000%	4/1/28	2,055	2,306
	California GO	5.000%	4/1/28	11,515	12,919
	California GO	5.000%	8/1/28	300	323
	California GO	5.000%	9/1/28	5,930	6,501
	California GO	5.000%	10/1/28	3,000	3,389
	California GO	5.000%	10/1/28	15,000	16,944
	California GO	5.000%	11/1/28	13,890	15,708
11

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	12/1/28	14,875	16,840
	California GO	5.000%	4/1/29	8,000	9,080
	California GO	5.000%	4/1/29	15,480	17,570
	California GO	5.000%	4/1/30	5,700	6,536
	California GO	5.000%	8/1/30	15,120	16,477
	California GO	4.000%	9/1/31	860	900
	California GO	5.000%	2/1/33	500	510
	California GO	5.000%	8/1/35	1,195	1,312
[1,2]	California GO TOB VRDO	0.470%	5/5/22	3,450	3,450
[1,2]	California GO TOB VRDO	0.470%	5/5/22	13,545	13,545
[1,2]	California GO TOB VRDO	0.470%	5/5/22	7,000	7,000
[1,2]	California GO TOB VRDO	0.470%	5/5/22	3,000	3,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,230	2,262
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	696
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,067
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,107
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	290	314
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,082
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,437
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,785	5,845
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.700%	10/18/22	10,000	9,997
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,161
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	31,000	31,491
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,047
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	7,885	7,933
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	978
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,856
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	4,150	4,534
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	7,000	7,935
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	8,500	8,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/5/22	5,000	5,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/5/22	3,660	3,660
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/5/22	3,750	3,750
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	7,800	7,800
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.580%	5/5/22	68,600	68,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	5.000%	10/1/25	13,240	14,326
[1,2]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.470%	5/5/22	3,200	3,200
[4]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	8/1/24	10,000	9,941
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	600	619
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,350	1,308
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,457
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,017
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	158
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	593
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,500	27,992
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	8/1/24	5,400	5,368
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.140%	6/1/26	6,975	6,939
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,966
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	360	361
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	200	203
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	618
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	429
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	625	656
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	854
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	759
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	985	1,032
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	852
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	665
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,666
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc Obligated Group)	2.125%	11/15/26	275	258
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	375	380
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	362
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,000	5,687
[1,2]	California State Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	20,330	20,330
12

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,3]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.530%	5/5/22	1,775	1,775
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,750	5,834
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,119
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,025	4,129
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,030
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	4,565	4,709
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	5,770	5,975
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	13,386
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	3,810	3,985
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,207
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,166
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	17,410	18,533
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,500	1,543
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	6,000	6,449
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	100	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	17,051
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	19,564
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,501
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	100	103
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	20,292
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	18,620
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	3,793
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	21,862
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	7,000	7,859
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,274
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,144
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,085
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	6,804
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	625	649
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,066
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,268
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,894
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,928
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,345	1,376
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,051
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	895	949
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/25	9,900	10,692
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,130	1,218
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,625
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,224
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	1,620	1,784
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,495
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/25	2,790	2,921
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,484
	California State University College & University Revenue	4.000%	11/1/35	10,870	11,106
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,064
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,383
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	395	401
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	510
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,418
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	624
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,083
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,743
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,590	4,069
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,290	5,996
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.530%	5/5/22	1,620	1,620
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	250	252
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	595	603
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	5,935
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,692
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	18,095	18,095
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.840%	5/5/22	22,600	22,600
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,115	1,164
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	2,030
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	15,554
[8]	Clovis Unified School District GO	0.000%	8/1/22	755	752
	Coast Community College District GO	5.000%	8/1/23	6,240	6,461
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/25	1,515	1,622
	Cupertino Union School District GO, Prere.	4.000%	8/1/24	125	130
13

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,450	2,426
	Downey Unified School District GO	4.000%	8/1/22	1,070	1,077
	Downey Unified School District GO	4.000%	8/1/23	1,125	1,151
	East Bay Municipal Utility District	0.010%	5/11/22	6,880	6,880
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	2,060	2,110
	East Side Union High School District GO	2.000%	8/1/25	1,895	1,851
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	387
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	410	449
[4]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.540%	7/1/24	2,740	2,740
	El Camino Healthcare District GO	5.000%	8/1/22	1,100	1,110
[8]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	3,842
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,046
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	528
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,062
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	4,300	4,360
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	809
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	7,765	7,827
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,390	1,476
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	820
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	705
[1,2]	Fresno Unified School District GO TOB VRDO	0.500%	5/5/22	2,540	2,540
[1,2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.500%	5/5/22	7,465	7,465
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	4,665	4,679
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	10,015	10,321
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	440	463
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,945	2,084
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	850	928
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/22	1,500	1,504
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/22	13,750	13,791
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.250%	6/1/22	2,500	2,508
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.300%	6/1/22	11,775	11,811
[1,2,5]	Hayward Unified School District GO TOB VRDO	0.480%	5/6/22	9,810	9,810
[5]	Hemet Unified School District GO, Prere.	5.000%	8/1/24	200	211
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,466
	La Verne CA COP, ETM	5.000%	5/15/22	725	726
	Livermore Valley CA Joint Unified School District GO, Prere.	5.000%	8/1/24	915	967
[1,2]	Lodi CA Unified School District GO TOB VRDO	0.470%	5/5/22	4,130	4,130
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	294
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,000	3,177
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	2,000	2,073
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,500	10,055
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	2,500	2,646
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,478
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,250	9,790
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	15,749
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,180	13,949
[1,2]	Los Angeles CA Department of Water & Power Waterworks Water Revenue TOB VRDO	0.470%	5/5/22	5,500	5,500
[1,2]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	32,000	32,000
[3]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	999
[3]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,209
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	10,786
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,391
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,474
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,165	2,373
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	1,250	1,392
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,354
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,449
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,750	4,912
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,323
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,017
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,056
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,257
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	2,220	2,403
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,590	2,855
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	2,605	2,917
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	2,390	2,707
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,143
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	8,230
14

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	250	262
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	625	668
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	85	92
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	75	82
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	70	77
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	85	94
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	25,180
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	3,155	3,532
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	90	101
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	150	168
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	70	79
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	250	283
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	100	100
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/32	500	500
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,087
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	9,000	9,517
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	8,500	9,320
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,000	2,229
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,520	1,742
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,505	1,725
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	625	629
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,312
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,750	1,838
	Los Angeles Unified School District GO	5.000%	7/1/25	350	376
[5]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	678
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/22	425	428
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	400	414
	Metropolitan Water District of Southern California Water Revenue	2.250%	7/1/24	420	419
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,826
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	3,750	3,740
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	8,075	8,053
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	3,500	3,490
[1]	Mizuho Floater / Residual Trust Local or Guaranteed Housing Revenue TOB VRDO	0.690%	5/5/22	50,000	50,000
	Norris School District GO, Prere.	0.000%	5/1/24	500	243
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	28,475	28,966
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.640%	5/2/22	10,000	10,000
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,057
	Orange County Water District COP	4.000%	2/15/25	8,300	8,648
[5]	Oxnard School District GO, Prere.	5.000%	8/1/23	230	238
	Palomar Community College District GO, Prere.	5.000%	5/1/25	195	209
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,719
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,034
	Pasadena CA Electric Power & Light Revenue	5.000%	6/1/22	500	502
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,448
	Peralta Community College District GO	5.000%	8/1/24	3,735	3,939
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,608
	Peralta Community College District GO	5.000%	8/1/26	2,500	2,739
[1,2,3]	Pomona Unified School District GO TOB VRDO	0.480%	5/5/22	475	475
	Poway Unified School District GO	4.000%	8/1/30	7,790	8,001
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	763
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,675
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,269
	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/24	500	530
[5]	Sacramento CA City Unified School District GO	4.000%	7/1/23	905	923
[5]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	624
[5]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	370
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	75	81
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,408
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,543
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,500	8,013
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/23	5,200	5,401
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	4,620	5,166
	San Diego Assn. of Governments South Bay Expressway Highway Revenue	5.000%	7/1/25	1,040	1,115
15

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,250	1,270
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,300	19,054
	San Diego County CA COP	5.000%	10/15/25	100	106
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/22	2,050	2,061
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	513
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,444
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	31,875	32,326
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	6,000	6,275
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,642
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,100	3,492
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	265	267
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,677
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,795	1,890
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,328
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,613
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,796
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,652
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,872
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,687
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,615
	San Francisco CA City & County GO	5.000%	6/15/25	5,475	5,896
	San Francisco CA City & County GO	5.000%	6/15/25	2,485	2,620
[7]	San Francisco CA City & County GO	5.000%	6/15/25	3,750	4,035
[7]	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,800
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,171
[7]	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,637
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,527
[7]	San Francisco CA City & County GO	5.000%	6/15/28	4,930	5,593
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,052
[7]	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,776
[1,2]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.840%	5/5/22	40,000	40,000
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,270	2,416
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,670	3,906
	San Francisco CA Public Utilities Commission Water Water Revenue	5.000%	11/1/25	210	227
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	49,000	45,298
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	4,960	4,941
	San Francisco Unified School District GO	4.000%	6/15/30	155	155
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	6/1/23	815	840
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	500	505
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,682
	San Juan Unified School District GO	3.000%	8/1/23	575	582
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	3,560	3,741
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/24	525	552
	Santa Monica Community College District GO	5.000%	8/1/25	2,525	2,612
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	200	210
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	7,500	7,573
[6]	Solano County Community College District GO, ETM 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,279
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,300	2,376
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	4,150	4,333
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/28	5,340	5,727
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/29	7,085	7,594
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	410	438
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	18,164
	University of California College & University Revenue	4.000%	5/15/23	125	128
	University of California College & University Revenue	5.000%	5/15/23	2,210	2,277
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,105
	University of California College & University Revenue	5.000%	5/15/25	125	134
	University of California College & University Revenue	5.000%	5/15/25	1,500	1,612
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,094
	University of California College & University Revenue	5.000%	5/15/26	6,365	6,549
	University of California College & University Revenue	5.000%	5/15/27	270	301
	University of California College & University Revenue	5.000%	5/15/28	6,000	6,415
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,445	1,447
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	500	529
[3]	Vacaville Unified School District GO, Prere.	5.000%	8/1/24	260	275
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	10/1/22	325	327
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	520	531
[7]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	420
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	490	504
16

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	775	803
[7]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	243
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	710
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	736
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	836
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	559
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	777
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	646
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	844
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	706
[7]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	535
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	263
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,325	1,332
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	1,000
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,358
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,027
	West Basin Municipal Water District Water Revenue	5.000%	8/1/23	200	207
	West Basin Municipal Water District Water Revenue	5.000%	8/1/24	250	264
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	175	192
	West Basin Municipal Water District Water Revenue	5.000%	8/1/27	250	279
	West Basin Municipal Water District Water Revenue	5.000%	8/1/28	320	362
	West Basin Municipal Water District Water Revenue	5.000%	8/1/29	300	344
[5]	William S Hart Union High School District GO	0.000%	9/1/27	515	437
					2,685,799
Colorado (1.4%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,765
	Adams 12 Five Star Schools GO	5.000%	12/15/28	2,000	2,212
	Adams County CO COP	5.000%	12/1/22	1,250	1,274
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/28	3,175	3,623
	Aurora CO COP	5.000%	12/1/25	1,550	1,681
	Aurora CO COP	5.000%	12/1/26	2,100	2,319
	Broomfield CO City & County Water Revenue	5.000%	12/1/28	1,000	1,140
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	228
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	277
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	211
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	106
	Colorado COP	5.000%	3/15/24	660	692
	Colorado COP	5.000%	3/15/24	780	818
	Colorado COP	5.000%	12/15/24	3,575	3,803
	Colorado COP	5.000%	3/15/25	1,460	1,563
	Colorado COP	5.000%	3/15/25	890	953
	Colorado COP	5.000%	3/15/25	725	776
	Colorado COP	5.000%	12/15/25	8,410	9,125
	Colorado COP	5.000%	3/15/26	760	830
	Colorado COP	5.000%	9/1/26	2,940	3,226
	Colorado COP	5.000%	12/15/26	5,145	5,673
	Colorado COP	5.000%	3/15/27	620	689
	Colorado COP	5.000%	9/1/27	3,205	3,565
	Colorado COP	5.000%	12/15/27	5,925	6,615
	Colorado Department of Transportation COP	5.000%	6/15/22	150	151
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,789
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	106
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	65
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	139
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	770	771
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	692
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	532
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	50	50
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	759
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,021
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	500	510
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	874
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	93
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	771
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	2,010
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	467
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,163
17

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	105
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	667
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	4,659
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	855
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,132
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,678
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	198
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,042
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,298
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	449
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	3,801
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,280
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,782
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	489
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,729
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	377
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	498
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	330
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,442
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	455
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	2,965	2,978
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,360	28,410
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	12,600	13,289
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,343
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	12,000	12,848
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,075	10,965
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.350%	5/2/22	17,570	17,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	2,300	2,307
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,063
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,262
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,052
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	18,953
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,337
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	815	826
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	514
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,100	2,338
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,586
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	10,305	10,355
[1,2]	Colorado Springs CO Multiple Utility Revenue TOB VRDO	0.470%	5/5/22	5,155	5,155
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,000	1,137
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,044
[1,2]	Colorado State Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	4,230	4,230
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,087
	Denver City & County CO Sales Tax Revenue	5.000%	8/1/24	125	132
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,892
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,470	20,226
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,306
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,365	4,535
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,174
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,571
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,465	2,503
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,315	3,563
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,940	5,397
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	508
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,308
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,705	4,104
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	9,000	9,138
	Denver CO City & County GO	5.000%	8/1/28	10,425	11,839
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/26	3,575	3,646
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	228
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	285
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	272
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	317
	Durango School District No. 9-R GO	5.000%	11/1/26	1,995	2,203
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	78
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	15,989
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	237
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	161
18

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	914
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,755	1,914
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,104
[4]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.538%	9/1/24	4,000	3,920
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,010	29,016
[5]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	479
[5]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	703
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	410
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	268
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	380
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	532
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	554
[5]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	779
[5]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	925
[5]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,077
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,850	14,822
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,272
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	1,180	1,325
	Regional Transportation District COP	5.000%	6/1/22	7,575	7,596
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,029
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,812
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,814
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,092
[1,2,5]	Regional Transportation District COP TOB VRDO	0.500%	5/5/22	8,000	8,000
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	518
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	419
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	317
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	637
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	666
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	640
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	589
[2]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	0.480%	5/5/22	9,225	9,225
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	23,636
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	2,240	2,165
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,870	1,785
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	5,000	5,247
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	107
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	202
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	138
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	194
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	214
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	228
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	277
					482,070
Connecticut (2.1%)
[5]	Bridgeport CT GO	5.000%	8/15/22	5,635	5,690
[5]	Bridgeport CT GO	5.000%	8/15/22	1,215	1,227
[5]	Bridgeport CT GO	5.000%	8/15/23	750	776
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,686
[5]	Bridgeport CT GO, ETM	5.000%	8/15/22	3,950	3,991
[5]	Bridgeport CT GO, ETM	5.000%	8/15/22	1,850	1,869
[5]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,108
[5]	Bridgeport CT GO, ETM	5.000%	8/15/23	5,425	5,621
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	5/1/22	100	100
	Connecticut Fuel Sales Tax Revenue	5.000%	8/1/29	365	390
	Connecticut GO	3.000%	6/1/22	550	551
	Connecticut GO	5.000%	7/15/22	140	141
	Connecticut GO	5.000%	7/15/22	2,000	2,015
	Connecticut GO	5.000%	8/15/22	165	167
	Connecticut GO	5.000%	10/15/22	5,245	5,328
	Connecticut GO	5.000%	11/15/22	12,685	12,917
	Connecticut GO	3.000%	1/15/23	1,250	1,261
	Connecticut GO	5.000%	4/15/23	3,375	3,380
	Connecticut GO	5.000%	4/15/23	250	257
	Connecticut GO	3.000%	6/1/23	695	702
	Connecticut GO	4.000%	6/1/23	215	220
	Connecticut GO	5.000%	7/15/23	2,000	2,070
	Connecticut GO	5.000%	9/15/23	800	809
19

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	12/15/23	125	131
	Connecticut GO	5.000%	5/15/24	4,715	4,955
	Connecticut GO	3.000%	6/1/24	530	536
	Connecticut GO	4.000%	6/1/24	275	284
	Connecticut GO	5.000%	6/1/24	5,115	5,128
	Connecticut GO	5.000%	8/15/24	7,955	8,405
	Connecticut GO	5.000%	9/15/24	1,700	1,799
	Connecticut GO	5.000%	10/15/24	18,395	19,083
	Connecticut GO	4.000%	1/15/25	1,960	2,035
	Connecticut GO	5.000%	3/15/25	3,215	3,432
	Connecticut GO	5.000%	4/15/25	7,075	7,565
	Connecticut GO	5.000%	4/15/25	1,010	1,080
	Connecticut GO	5.000%	5/15/25	10,000	10,711
	Connecticut GO	4.000%	6/1/25	550	573
	Connecticut GO	5.000%	8/15/25	5,650	5,835
	Connecticut GO	5.000%	9/15/25	5,345	5,762
	Connecticut GO	5.000%	10/15/25	2,115	2,284
	Connecticut GO	5.000%	10/15/25	3,420	3,547
	Connecticut GO	5.000%	10/15/25	100	101
	Connecticut GO	5.000%	2/15/26	3,000	3,256
	Connecticut GO	5.000%	3/1/26	450	460
	Connecticut GO	5.000%	4/15/26	5,000	5,007
	Connecticut GO	4.000%	5/15/26	1,175	1,235
	Connecticut GO	5.000%	5/15/26	3,690	4,024
	Connecticut GO	3.000%	6/1/26	5,000	5,054
	Connecticut GO	5.000%	8/15/26	105	115
	Connecticut GO	5.000%	8/15/26	9,295	9,599
	Connecticut GO	5.000%	10/15/26	6,825	7,075
	Connecticut GO	5.000%	10/15/26	4,140	4,198
	Connecticut GO	5.000%	11/15/26	1,065	1,150
	Connecticut GO	4.000%	1/15/27	15,510	16,366
	Connecticut GO	5.000%	3/1/27	355	363
	Connecticut GO	5.000%	3/1/27	1,005	1,049
	Connecticut GO	4.000%	5/15/27	100	105
	Connecticut GO	3.000%	6/1/27	5,000	5,046
	Connecticut GO	4.000%	6/1/27	1,000	1,058
	Connecticut GO	4.000%	6/1/27	5,775	6,111
	Connecticut GO	4.000%	6/15/27	175	185
	Connecticut GO	5.000%	7/15/27	11,000	12,212
	Connecticut GO	5.000%	8/15/27	190	208
	Connecticut GO	5.000%	11/15/27	1,000	1,077
	Connecticut GO	4.000%	1/15/28	10,000	10,621
	Connecticut GO	4.000%	1/15/28	3,765	3,999
	Connecticut GO	3.000%	6/1/28	6,875	6,905
	Connecticut GO	4.000%	9/15/28	3,190	3,210
	Connecticut GO	4.000%	10/15/28	2,010	2,025
	Connecticut GO	5.000%	11/15/28	100	108
	Connecticut GO	4.000%	1/15/29	8,135	8,684
	Connecticut GO	5.000%	1/15/29	9,050	10,221
	Connecticut GO	4.000%	3/1/33	135	138
[4]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.740%	11/15/24	9,775	9,775
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	445
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	236
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	234
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	325
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	459
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	772
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	900
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	891
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,546
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	885
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	1,160	1,173
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	120	120
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	190	192
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	2,790	2,813
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,810	2,848
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	4,475	4,543
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	4,390	4,483
20

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	5,380	5,321
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	163
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	932
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,109
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,096
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	958
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	949
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	15,995	15,485
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	585	584
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,320	4,098
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	425
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	6,000	6,124
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	864
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,500	3,633
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	1,510	1,586
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	3,265	3,453
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,015	1,075
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,070
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,829
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	535
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	6,000	6,334
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,818
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	8,092
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	2,080	2,248
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,895
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	2,030	2,180
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	137
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	3,455	3,825
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,093
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	156
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/27	2,045	2,280
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	5,520	6,155
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	535
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/28	1,790	2,017
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,588
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	630	718
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	1,400	1,449
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,625
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	768
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,310	1,318
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	810	815
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,171
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,353
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,074
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,597
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,389
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	263
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,196
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	534
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,395
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,613
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	14,805	14,805
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	15,195	15,195
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	28,250	28,413
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	17,665	18,049
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	28,935	28,719
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	10,905	10,682
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,771
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	8,225	7,848
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	14,067
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,280	16,218
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	15,786
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	11,050	10,371
21

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	28,278
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	251
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	2,942
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	280
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	2,038
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	275	283
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	331
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,766
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	182
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,059
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	395
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	6,247
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	185
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	635
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	619
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,081
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	214
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,074
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,124
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,093
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	271
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	2,026
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,570	1,704
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	378
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	420	464
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/31	200	201
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	11,075
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,566
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	11,658
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	9,856
[1,2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	1,370	1,370
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	126
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	129
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	131
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	133
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	271
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,152
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	115	117
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	259
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	260	270
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	260
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	155	164
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	264
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	171
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	187
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	271
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	271
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/27	200	215
	East Hartford CT GO	4.000%	8/1/28	1,850	1,984
	Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/22	410	414
	Metropolitan Council GO	5.000%	2/1/23	1,145	1,172
	Metropolitan Council GO	5.000%	2/1/24	1,170	1,224
	Metropolitan Council GO	5.000%	2/1/25	1,195	1,274
	Metropolitan Council GO	5.000%	2/1/26	1,220	1,327
	Metropolitan Council GO	5.000%	2/1/27	1,245	1,379
	Metropolitan Council GO	5.000%	2/1/28	1,265	1,420
	Metropolitan Council GO	5.000%	2/1/29	1,290	1,464
	Metropolitan District GO	5.000%	7/15/23	525	543
	Metropolitan District GO	5.000%	7/15/25	925	995
	Metropolitan District GO	5.000%	7/15/25	3,000	3,228
	Metropolitan District GO	5.000%	7/15/26	2,000	2,194
	Metropolitan District GO	3.000%	3/1/29	3,000	2,943
[5]	New Haven CT GO	5.000%	8/1/22	3,585	3,615
	University of Connecticut College & University Revenue	5.000%	3/15/23	1,585	1,624
	University of Connecticut College & University Revenue	5.000%	2/15/25	1,015	1,080
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,079
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,825	1,969
	University of Connecticut College & University Revenue	5.000%	2/15/26	1,090	1,160
					741,995
22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware (0.1%)
	Delaware GO	3.000%	8/1/26	2,265	2,281
	Delaware GO	5.000%	1/1/27	1,030	1,147
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	312
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	207
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	211
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	160	172
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	185	202
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/27	300	333
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/28	225	253
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/24	500	516
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/25	575	604
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	395	422
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	433
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/28	500	547
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	330	364
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	9,935	9,208
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,332
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,535
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	419
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	746
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	866
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,541
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	750	775
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	660
	University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,124
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,167
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,184
	Wilmington DE GO	5.000%	1/1/27	420	466
					35,027
District of Columbia (0.3%)
	District of Columbia Appropriations Revenue	5.000%	12/1/26	1,275	1,395
	District of Columbia Appropriations Revenue	5.000%	12/1/27	2,295	2,542
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	232
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	623
	District of Columbia College & University Revenue	5.000%	4/1/27	270	297
	District of Columbia College & University Revenue	5.000%	4/1/28	325	361
	District of Columbia College & University Revenue	5.000%	4/1/29	250	280
	District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,360
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,183
	District of Columbia GO	5.000%	6/1/27	1,000	1,072
	District of Columbia GO	5.000%	2/1/28	700	788
	District of Columbia GO	5.000%	2/1/28	1,495	1,683
	District of Columbia GO	5.000%	2/1/29	920	1,051
[1,2]	District of Columbia GO TOB VRDO	0.470%	5/5/22	1,850	1,850
	District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,359
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,840	1,853
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,433
[1,2]	District of Columbia Housing Finance Agency Revenue TOB VRDO	0.840%	5/5/22	11,875	11,875
	District of Columbia Income Tax Revenue	5.000%	10/1/25	4,770	5,168
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	3,868
	District of Columbia Income Tax Revenue	3.000%	12/1/32	50	50
[1,2]	District of Columbia Income Tax Revenue TOB VRDO	0.470%	5/5/22	895	895
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,071
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/25	2,420	2,620
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	4,090	4,019
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,906
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.480%	5/5/22	7,580	7,580
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,450	3,497
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	845
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,474
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,108
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/22	1,360	1,378
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	759
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,115
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	800	902
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue, ETM	5.000%	10/1/22	2,140	2,171
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,111
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,078
23

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,156
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	3,360	3,694
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	1,924
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	5,714
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	3,000	3,355
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	10,000	11,324
					117,019
Florida (3.5%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	356
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,098
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	110	112
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,277
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	832
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	153
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,610
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	243
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,369
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	148
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	1,008
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	136
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	501
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	8,627
	Alachua County School Board COP	5.000%	7/1/24	1,000	1,052
	Board of Governors State University System of Florida College & University Revenue	5.000%	7/1/22	2,080	2,093
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,084
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,158
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,224
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,290
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,360
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,050
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc Obligated Group) Class A	5.000%	4/1/30	670	714
	Brevard County School District COP	5.000%	7/1/22	9,955	10,014
	Brevard County School District COP	5.000%	7/1/32	2,980	3,182
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	0.480%	5/5/22	62,695	62,695
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/27	5,870	6,434
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/28	4,445	4,931
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/29	6,775	7,604
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/30	6,665	7,558
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	597
	Broward County FL School District COP	5.000%	7/1/23	5,545	5,725
	Broward County FL School District COP	5.000%	7/1/23	450	465
	Broward County FL School District COP	5.000%	7/1/24	400	421
	Broward County FL School District COP	5.000%	7/1/24	6,765	7,129
	Broward County FL School District COP	5.000%	7/1/25	12,730	13,677
	Broward County FL School District COP	5.000%	7/1/25	400	430
	Broward County FL School District COP	5.000%	7/1/26	475	520
	Broward County FL School District COP	5.000%	7/1/27	1,105	1,228
	Broward County FL School District COP	5.000%	7/1/27	175	176
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/27	3,500	3,860
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/28	5,655	6,304
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/29	4,000	4,503
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,155
[5]	Cape Coral FL Water & Sewer Revenue	2.125%	9/1/22	1,065	1,067
[5]	Cape Coral FL Water & Sewer Revenue	2.250%	9/1/23	1,000	1,001
[5]	Cape Coral FL Water & Sewer Revenue	2.500%	9/1/24	1,375	1,372
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	991
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,202
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	631
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	3,076
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	330	332
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	469
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	3,993
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	9,397
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	9,798
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	208
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	5,490	5,506
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	11,984
[5]	Ciy of Jacksonville Sales Tax Revenue	5.000%	10/1/26	1,250	1,265
24

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	420
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	392
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,404
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,302
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,136
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	219
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	425
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	119
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	422
[1,2]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	0.840%	7/14/22	4,195	4,195
	Duval County Public Schools COP	5.000%	7/1/22	1,030	1,036
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/22	325	329
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	285
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	975	1,006
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	1,125	1,224
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,185	1,309
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	745	833
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/22	200	201
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	103
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	394
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	444
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	446
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	398
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,121
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,153
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,916
	Florida Department of Management Services COP	5.000%	11/1/27	1,625	1,802
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	6,501
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	6,129
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	202
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	9,181
	Florida Department of Transportation Lease (Appropriation) Revenue	5.000%	7/1/27	1,800	2,002
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	536
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	5,576
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,795
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	6,162
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/28	1,000	1,132
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/28	2,900	3,284
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	75
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	201
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	201
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	200
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	146
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	284
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	201
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	149
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	218
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	325
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	411
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	414
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	761
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	540	564
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	308
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	329
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/22	100	100
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	105	105
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	700	754
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,020	949
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	110	109
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	548
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,273
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,125
	Florida GO	5.000%	6/1/24	5,750	6,062
	Florida GO	5.000%	6/1/24	1,460	1,464
	Florida GO	4.000%	6/1/25	100	100
	Florida GO	5.000%	6/1/25	1,890	1,896
	Florida GO	5.000%	6/1/25	7,675	8,265
	Florida GO	4.000%	6/1/26	4,080	4,089
	Florida GO	5.000%	6/1/26	3,220	3,539
25

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	5.000%	6/1/27	22,145	24,778
	Florida GO	4.000%	6/1/28	1,250	1,253
	Florida GO	5.000%	7/1/28	1,870	2,131
	Florida GO	5.000%	7/1/28	12,265	13,978
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	575	583
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	311
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	739
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,225
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	834
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	807
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,095
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	848
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	521
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	243
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	305
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	546
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	318
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,024
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	557
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,855
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,037
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	367
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	188
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	119
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	263
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	293
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,464
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,543
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,620
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,585	2,598
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,000	2,957
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	2,894
	Florida Lottery Revenue	4.000%	7/1/25	5,045	5,067
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	8,520	8,641
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	1,750	1,775
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	9,342
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,582
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,364
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,622
	Florida Municipal Power Agency Electric Power & Light Revenue (St. Lucie Project)	5.000%	10/1/26	4,290	4,351
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	269
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	191
[7]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	920	1,000
[7]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/27	1,945	2,141
[7]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/28	1,610	1,799
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,705	2,982
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	2,380	2,667
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	1,485	1,657
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	1,979
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,788
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,218
[1,2]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	0.470%	5/5/22	7,715	7,715
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	575	583
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	993
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	450	484
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	465	516
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	425	478
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/29	400	455
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,125	1,128
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	798
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,169
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	2,025
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	819
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,878
	Hernando County FL Water Revenue	4.000%	6/1/24	625	646
26

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hernando County FL Water Revenue	4.000%	6/1/25	575	602
	Hernando County FL Water Revenue	5.000%	6/1/26	1,000	1,097
	Hernando County FL Water Revenue	5.000%	6/1/27	1,500	1,672
	Hernando County FL Water Revenue	5.000%	6/1/28	1,815	2,048
[5]	Hernando County School District COP	5.000%	7/1/25	1,250	1,339
[3]	Herons Glen Recreation District	2.500%	5/1/23	230	230
[3]	Herons Glen Recreation District	2.500%	5/1/25	175	171
[3]	Herons Glen Recreation District	2.500%	5/1/26	200	194
[3]	Herons Glen Recreation District	2.500%	5/1/27	250	239
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,615	1,737
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,250	1,383
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.500%	5/5/22	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,452
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,459
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/26	4,150	4,566
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	4,874
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/28	4,575	5,195
[1,2]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	0.500%	5/5/22	10,185	10,185
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/22	9,700	9,758
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	8,983
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	2,165	2,316
	Hillsborough County School Board COP	5.000%	7/1/22	815	820
	Hillsborough County School Board COP	5.000%	7/1/23	915	945
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,022
	Hillsborough County School Board COP	5.000%	7/1/28	40	43
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	1,750	1,931
[5]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/22	1,720	1,744
	Jacksonville FL Appropriations Revenue	5.000%	10/1/22	250	253
[7]	Jacksonville FL General Fund Revenue	5.000%	10/1/24	2,250	2,354
[7]	Jacksonville FL General Fund Revenue	5.000%	10/1/26	1,125	1,212
[7]	Jacksonville FL General Fund Revenue	5.000%	10/1/27	1,700	1,854
[7]	Jacksonville FL General Fund Revenue	5.000%	10/1/28	1,495	1,648
[7]	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,315	1,464
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	782
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,752
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,707
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,845
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,785
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,087
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	261
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,702
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,975
[1,2]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	17,488	17,487
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,660	1,683
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,055	1,069
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	122
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,635	1,657
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,225
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	2,740	2,996
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	9,011
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	313
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,260	1,279
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,690	2,730
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	270
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,456
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	280	284
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,714
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,697
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/27	1,500	1,518
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	8,425	8,547
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	5,780	5,863
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/22	100	101
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,150	2,381
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,405	1,556
[1,2]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.490%	5/5/22	4,365	4,365
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,241
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	29,462
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,430	1,450
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	529
27

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,756
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,342
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,560
	JEA Water & Sewer System Water Revenue	5.000%	10/1/24	2,750	2,909
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	2,500	2,707
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,130	4,460
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	482
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	535
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	380
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,485	1,506
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/22	200	203
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	318
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	410
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	624
	Key West Utility Board Electric Power & Light Revenue, Prere.	5.000%	10/1/24	105	111
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,713
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	430	422
[5]	Lake County School Board COP	5.000%	6/1/24	200	209
	Lakeland FL Appropriations Revenue	4.000%	10/1/22	600	606
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	295	303
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	280
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	314
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	688
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	447
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	407
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/22	5,105	5,180
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	509
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,300
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,096
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	175	179
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	218
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	1,125	1,114
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	256
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	313
	Lee County School Board COP	5.000%	8/1/26	540	592
	Lee County School Board COP	5.000%	8/1/27	6,545	7,284
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,716
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,107
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	22,509
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,041
[5]	Manatee County School District Sales Tax Revenue	5.000%	10/1/22	1,500	1,521
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,141
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,298
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,244
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,866
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,602
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	520
	Miami Beach FL Miscellaneous Taxes Revenue	4.000%	9/1/22	1,025	1,034
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,804
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	1,035	1,047
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,037
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,725	1,858
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/22	395	400
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	389
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	851
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,025
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	150	152
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,659
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	640	668
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	895
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,211
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	895	907
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	969
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	935
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,213
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,368
[3]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,409
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,556
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,750
28

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,472
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,265	1,272
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,298
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,620
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,419
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	971
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,444
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,163
[3]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	311
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,517
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	321
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,005
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	157
[3]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,839
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/29	120	130
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,319
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,225
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,104
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	299
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,044
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,249
[1,2]	Miami-Dade County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	1,745	1,745
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/22	1,155	1,158
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,342
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,290
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,285	1,304
[1]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	0.690%	5/5/22	2,590	2,590
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	847
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	209
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26	3,660	3,972
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	239
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	406
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,000	1,006
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,945	4,247
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	2,395	2,557
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.500%	5/5/22	3,100	3,100
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/22	3,135	3,162
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,050	1,086
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	1,920	1,986
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/22	985	986
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,036
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/22	6,250	6,210
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	12,029
	Miami-Dade County School Board COP	5.000%	2/1/25	635	676
	Miami-Dade County School Board COP	5.000%	5/1/25	155	166
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,531
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	11,837
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	14,721
	Miami-Dade County School Board COP	5.000%	5/1/28	1,425	1,511
	Miami-Dade County School Board GO	5.000%	3/15/26	2,020	2,115
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	435	452
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,570	1,640
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	485	492
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	647
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,155
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,094
[3]	North Port FL Special Assessment, Prere.	5.000%	7/1/23	1,400	1,445
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	3,875
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,134
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,406
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,681
	Okaloosa County School Board COP	5.000%	10/1/23	2,940	3,055
	Okaloosa County School Board COP	5.000%	10/1/24	2,045	2,166
	Okaloosa County School Board COP	5.000%	10/1/25	600	647
	Okaloosa County School Board COP	5.000%	10/1/26	785	860
	Okaloosa County School Board COP	5.000%	10/1/27	1,005	1,116
	Okaloosa County School Board COP	5.000%	10/1/28	1,400	1,574
	Okaloosa County School Board COP	5.000%	10/1/29	1,220	1,385
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	4,966
29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/29	1,010	1,147
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	7,000	7,099
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	10,239
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	525
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,195
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,328
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,298
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,401
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,512
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,485
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,296
	Orange County School Board COP	5.000%	8/1/28	1,000	1,126
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	43
	Orlando FL Appropriations Revenue	5.000%	10/1/22	4,200	4,261
	Orlando FL Appropriations Revenue	5.000%	10/1/22	1,040	1,055
[5]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	557
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,525
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,364
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,455	1,547
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,770
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,475	1,632
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	15,750	13,518
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,327
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	100	101
[5]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,260	1,301
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	165	167
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	206
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	178
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	178
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	292
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	290
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	537
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	654
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	649
[5]	Palm Bay FL GO	5.000%	7/1/22	870	875
[5]	Palm Bay FL GO	5.000%	7/1/23	915	945
[5]	Palm Bay FL GO	5.000%	7/1/24	1,920	2,025
[5]	Palm Bay FL GO	5.000%	7/1/25	2,015	2,167
[5]	Palm Bay FL GO	5.000%	7/1/26	2,000	2,191
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/22	105	106
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	111
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	117
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	122
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	127
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	263
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	268
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	422
	Palm Beach County FL Appropriations Revenue, Prere.	5.000%	6/1/22	1,000	1,003
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,646
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	517
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,640	1,589
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	374
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	703
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	151
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	495
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	606
	Palm Beach County School District COP	5.000%	8/1/22	2,000	2,018
	Palm Beach County School District COP	5.000%	8/1/22	750	757
	Palm Beach County School District COP	5.000%	8/1/23	1,885	1,951
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,552
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,096
	Palm Beach County School District COP	5.000%	8/1/24	13,680	14,386
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,683
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,197
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,855
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,092
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,116
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/28	1,590	1,796
[3]	Pasco County School Board COP	5.000%	8/1/23	145	150
30

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pasco County School Board COP	5.000%	8/1/24	200	211
	Pasco County School Board COP	5.000%	8/1/25	1,900	2,026
[3]	Pasco County School Board COP	5.000%	8/1/25	250	268
[5]	Pasco County School Board COP	5.000%	8/1/27	400	441
	Pasco County School Board COP	5.000%	8/1/28	1,500	1,661
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	277
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	325	336
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	273
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	481
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	707
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/27	1,000	1,103
	Polk County School District COP	5.000%	1/1/24	1,000	1,043
	Polk County School District COP	5.000%	1/1/25	5,700	6,053
	Polk County School District COP	5.000%	1/1/26	2,510	2,717
	Polk County School District COP	5.000%	1/1/27	2,765	3,038
	Port St. Lucie FL	1.750%	7/1/22	1,265	1,266
	Port St. Lucie FL	2.000%	7/1/23	2,245	2,231
	Port St. Lucie FL	2.000%	7/1/24	1,580	1,553
	Port St. Lucie FL GO	5.000%	7/1/30	1,315	1,359
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/22	925	936
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	602
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,695	1,700
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,289
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,659
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,884
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,079
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	983
	School District of Broward County COP	5.000%	7/1/24	3,260	3,279
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	115	115
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	150	149
	South Florida Water Management District COP	5.000%	10/1/22	2,100	2,130
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,201
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.540%	5/5/22	7,450	7,450
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,120	1,131
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,276
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/24	285	287
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	370	370
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	430	427
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	405	398
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,745
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,585
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,913
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,231
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	494
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	556
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,222
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,564
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	546
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,730
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	320
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	271
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	275
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,204
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,162
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,154
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/22	3,510	3,547
	Village Community Development District No. 13	1.800%	5/1/26	500	465
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	862
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	732
[3]	Volusia County School Board COP	5.000%	8/1/22	840	847
	Volusia County School Board COP	5.000%	8/1/27	1,250	1,377
	Volusia County School Board COP	5.000%	8/1/28	2,830	3,147
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	260	284
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/27	375	415
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/28	600	671
					1,214,653
Georgia (2.8%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/22	375	377
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	603
31

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	688
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	729
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	770
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,679
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,606
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	1,876
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,017
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,115
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	951
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,483
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,690
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,744
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	2,000	2,148
[1,2]	Atlanta GA Water Revenue TOB VRDO	0.470%	5/5/22	12,125	12,125
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/22	12,295	12,469
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	8,091
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,665
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	9,279
[3]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	105
[3]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	106
[3]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	106
[3]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	139
	Bartow County Development Authority Electric Power & Light Revenue	1.800%	9/1/29	5,000	4,441
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	500	503
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	656
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	694
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	921
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	413
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	289
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	868
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	103
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	74
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	213
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,106
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.500%	5/6/22	4,715	4,715
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	274
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	445
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	457
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	228
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	280
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	513
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	215
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	749
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,092
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	485
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,107
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	848
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	493
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	520
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	410
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	524
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	855	939
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	29,260
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	861
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	905
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	256
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	209
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	266
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	407
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,157
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,117
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,040
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,045
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	586
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	6,685	6,751
	Douglas County School District GO	5.000%	4/1/23	360	370
32

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Douglas County School District GO	5.000%	4/1/24	500	525
	Douglas County School District GO	5.000%	4/1/25	600	643
	Douglas County School District GO	5.000%	4/1/26	570	623
	Douglas County School District GO	5.000%	4/1/27	1,000	1,113
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,285	1,406
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,344
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	601
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	568
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,870
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	354
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	524
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,335	1,337
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	2,010
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,223
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/26	835	836
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/27	765	761
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/28	800	789
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	625	618
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,590	2,627
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,616
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	319
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	318
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	269
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	754
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	746
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	978
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	512
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,347
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,367
[1,2]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	3,750	3,750
	Gainesville School District GO	5.000%	11/1/27	565	634
	Georgia GO	5.000%	9/1/23	535	542
	Georgia GO	5.000%	7/1/24	6,000	6,341
	Georgia GO	4.000%	12/1/24	320	328
	Georgia GO	5.000%	2/1/26	5,755	5,870
	Georgia GO	5.000%	7/1/30	700	703
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	370	374
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,283
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	4,057
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	730
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,041
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,100
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,406
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	439
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	458
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	2,705	2,756
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	873
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	863
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,542
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	984
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	535
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,835
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,350	1,449
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,253
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,090
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,545
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	725	739
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	826
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	651
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	676
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	1,918
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,167
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/23	3,865	3,938
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,592
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	178
33

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	260
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	386
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	450
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	643
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	955
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	716
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	599
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,980	3,036
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,800	4,890
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	3,894
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,302
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	169
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	326
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,074
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/22	4,825	4,890
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/22	2,125	2,138
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	675	762
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/22	660	662
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	557
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	605
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	580
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,750	2,954
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	4,040	4,417
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,285
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	2,130	2,396
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,525	6,206
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,521
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,749
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	380
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	555
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	13,219
	Henry County School District GO	4.000%	8/1/28	4,000	4,299
	Houston County School District GO	5.000%	9/1/25	775	838
	Houston County School District GO	5.000%	9/1/26	840	925
	Houston County School District GO	5.000%	9/1/27	460	514
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	333
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	471
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	186
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	500
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/22	570	575
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/22	2,330	2,360
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	252
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	766
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	9/1/23	2,340	2,381
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	514
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	7,422
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	355	361
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,031
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	1,014
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	9,300
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	341
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,217
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,633
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	501
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,120	2,255
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	594
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,256
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	5,114
[2,9]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	122,580	124,596
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	20,025	20,394
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	59,940	61,419
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	66,485	67,764
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	93,040	95,553
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	84,585	86,151
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	30,000	30,529
[4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 1M USD LIBOR + 0.750%	1.055%	9/1/23	12,025	11,958
[2,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	1.135%	12/1/23	47,690	47,448
[2,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	1.010%	12/1/23	6,750	6,746
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	555	573
34

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	620	663
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	425	469
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/28	530	592
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,614
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	690	694
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,746
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,794
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	416
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	875
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	881
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,292
	Municipal Electric Authority of Georgia Nuclear Revenue	3.000%	1/1/23	135	136
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/24	105	107
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/25	395	407
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/26	425	442
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	220	229
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	430	452
	Municipal Electric Authority of Georgia Nuclear Revenue	3.375%	1/1/32	100	100
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/23	350	359
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	637
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,900	8,510
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	647
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	547
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	1,017
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/22	300	304
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	420
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	672
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	576
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	510
[4]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.860%	8/16/22	25,500	25,502
	Richmond County Board of Education GO	5.000%	10/1/24	6,500	6,900
	Richmond County Board of Education GO	5.000%	10/1/25	500	542
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,465
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,080
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	899
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/27	3,000	3,200
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/22	1,000	1,009
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,116
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,571
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	338
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	318
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	649
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	331
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,000	975
					988,493
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	355	360
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	755	774
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	402
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,799
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	642
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,149
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	893
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	522
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,348
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	982
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	531
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,041
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	4,697
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	369
	Guam Income Tax Revenue	5.000%	12/1/23	1,440	1,492
	Guam Income Tax Revenue	5.000%	12/1/26	750	810
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	230	234
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,900
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,596
35

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	250	265
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/22	1,955	1,990
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	875	880
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,030
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,980	2,032
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,236
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,616
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,040
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,557
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,643
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,283
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	4,108
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,480
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,845
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	2,540	2,576
					54,122
Hawaii (0.5%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/25/22	3,770	3,770
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/25/22	1,945	1,945
	Hawaii GO	5.000%	1/1/24	2,870	2,999
	Hawaii GO	5.000%	4/1/24	13,610	14,293
	Hawaii GO	4.000%	5/1/24	3,985	4,114
	Hawaii GO	5.000%	5/1/24	13,040	13,716
	Hawaii GO	5.000%	10/1/24	6,580	6,985
	Hawaii GO, Prere.	5.000%	8/1/23	6,000	6,214
	Hawaii GO, Prere.	5.000%	8/1/23	7,445	7,710
	Hawaii GO, Prere.	5.000%	8/1/23	7,000	7,249
	Hawaii GO, Prere.	5.000%	8/1/23	2,235	2,315
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,320
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/27	1,250	1,382
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/28	1,000	1,123
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,155
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,725
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	9,502
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,725
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,179
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,170	4,295
[7]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,678
[7]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	1,974
	Honolulu HI City & County GO	4.000%	7/1/25	505	528
	Honolulu HI City & County GO	5.000%	7/1/25	275	296
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,958
[7]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,090
	Honolulu HI City & County GO	5.000%	3/1/26	500	545
	Honolulu HI City & County GO	4.000%	7/1/26	290	306
	Honolulu HI City & County GO	5.000%	7/1/26	1,775	1,946
	Honolulu HI City & County GO	5.000%	7/1/26	500	548
[7]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,672
	Honolulu HI City & County GO	5.000%	3/1/27	19,210	21,301
	Honolulu HI City & County GO	4.000%	7/1/27	1,350	1,440
	Honolulu HI City & County GO	5.000%	7/1/27	1,790	1,995
	Honolulu HI City & County GO	5.000%	7/1/27	1,000	1,115
	Honolulu HI City & County GO	5.000%	9/1/27	155	173
[7]	Honolulu HI City & County GO	5.000%	11/1/27	2,610	2,883
	Honolulu HI City & County GO	4.000%	7/1/28	1,405	1,507
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,129
[7]	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,357
	Honolulu HI City & County GO	5.000%	3/1/29	15,000	17,087
[7]	Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,830
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/25	1,615	1,685
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/26	1,000	1,053
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	1,500	1,507
					193,319
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/26	250	262
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/28	325	363
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/22	525	530
36

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	692
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	703
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	2,830
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,595
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	129
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	246
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	293
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	446
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	150	161
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,024
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,412
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	4,635
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	990
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	2,914
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,214
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	1,535	1,650
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/23	900	934
	Kootenai County School District No. 271 Coeur d'Alene GO	5.000%	9/15/26	3,110	3,414
[3]	University of Idaho College & University Revenue	5.000%	4/1/24	160	168
[3]	University of Idaho College & University Revenue	5.000%	4/1/25	335	358
[3]	University of Idaho College & University Revenue	5.000%	4/1/26	555	604
[3]	University of Idaho College & University Revenue	5.000%	4/1/27	450	498
					32,065
Illinois (6.0%)
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,611
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	513
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	574
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	197
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	186
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	221
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	694
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	356
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	749
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	326
[8]	Chicago Board of Education GO	0.000%	12/1/22	535	528
[10,11]	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,811
	Chicago Board of Education GO	4.000%	12/1/22	1,900	1,921
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,050
	Chicago Board of Education GO	5.000%	12/1/22	535	544
	Chicago Board of Education GO	5.000%	12/1/22	7,000	7,116
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,455
	Chicago Board of Education GO	5.000%	12/1/22	790	803
	Chicago Board of Education GO	5.000%	12/1/22	500	508
[8]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,288
	Chicago Board of Education GO	5.000%	12/1/23	2,950	3,052
	Chicago Board of Education GO	5.000%	12/1/23	9,590	9,920
	Chicago Board of Education GO	5.000%	12/1/23	835	864
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,122
[12]	Chicago Board of Education GO	5.500%	12/1/23	470	491
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,579
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,533
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,046
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,195
	Chicago Board of Education GO	5.000%	12/1/24	10,000	10,459
[5]	Chicago Board of Education GO	5.000%	12/1/24	5,800	6,120
	Chicago Board of Education GO	5.000%	12/1/24	9,500	9,936
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,203
[8]	Chicago Board of Education GO	0.000%	12/1/25	2,875	2,542
[8]	Chicago Board of Education GO	0.000%	12/1/25	3,235	2,860
	Chicago Board of Education GO	0.000%	12/1/25	1,875	1,649
[5]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,823
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,641
[12]	Chicago Board of Education GO	5.500%	12/1/25	190	206
	Chicago Board of Education GO	0.000%	12/1/26	16,705	14,110
[8]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,517
[8,11]	Chicago Board of Education GO	0.000%	12/1/26	95	81
	Chicago Board of Education GO	5.000%	12/1/26	2,945	3,123
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,254
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,328
37

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,538
[11,13]	Chicago Board of Education GO	5.500%	12/1/26	1,025	1,116
	Chicago Board of Education GO	7.000%	12/1/26	10,000	11,216
	Chicago Board of Education GO	0.000%	12/1/27	500	404
[8]	Chicago Board of Education GO	0.000%	12/1/27	310	253
	Chicago Board of Education GO	4.000%	12/1/27	5,125	5,205
	Chicago Board of Education GO	5.000%	12/1/27	1,635	1,742
[5]	Chicago Board of Education GO	5.000%	12/1/27	2,100	2,327
[8]	Chicago Board of Education GO	0.000%	12/1/28	380	297
[8,11]	Chicago Board of Education GO	0.000%	12/1/28	13,800	10,775
	Chicago Board of Education GO	5.000%	12/1/28	13,620	14,556
	Chicago Board of Education GO	5.000%	12/1/29	1,525	1,626
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,738
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,504
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,559
	Chicago IL GO	5.000%	1/1/23	250	254
	Chicago IL GO	5.250%	1/1/23	1,025	1,043
[8]	Chicago IL GO	0.000%	1/1/24	1,000	950
	Chicago IL GO	5.000%	1/1/24	7,935	8,199
	Chicago IL GO	5.000%	1/1/24	500	517
	Chicago IL GO	5.000%	1/1/24	800	827
	Chicago IL GO	5.000%	1/1/25	12,420	13,005
	Chicago IL GO	5.000%	1/1/25	3,100	3,246
	Chicago IL GO	0.000%	1/1/26	300	260
[8]	Chicago IL GO	0.000%	1/1/26	235	207
	Chicago IL GO	5.000%	1/1/26	330	345
	Chicago IL GO	5.000%	1/1/26	3,460	3,647
	Chicago IL GO	5.000%	1/1/26	10,920	11,510
	Chicago IL GO	5.000%	1/1/26	2,750	2,876
	Chicago IL GO	5.000%	1/1/27	7,850	8,336
[8]	Chicago IL GO	0.000%	1/1/28	100	82
	Chicago IL GO	5.000%	1/1/28	2,250	2,396
	Chicago IL GO	5.000%	1/1/30	1,400	1,504
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	5,754
	Chicago IL GO, ETM	5.000%	1/1/23	12,860	13,120
	Chicago IL GO, ETM	5.000%	1/1/23	770	786
[1,2]	Chicago IL Park District GO TOB VRDO	0.520%	5/5/22	6,000	6,000
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.540%	5/5/22	40,920	40,920
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.580%	5/5/22	5,000	5,000
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.580%	5/5/22	4,630	4,630
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,396
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,336
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,346
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	1,923
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,169
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,807
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,126
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,185
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,065
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,779
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,311
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,103
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,747
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	310
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,256
[8]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	475	528
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	706
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,564
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	508
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	3,009
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,826
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,281
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,210
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	13,536
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,029
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,536
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	16,284
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	760
	Chicago IL Waterworks Water Revenue	4.000%	11/1/37	20,000	20,106
38

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,620
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,222
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	890
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	126
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	500	510
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	921
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,294
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,103
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,020	2,054
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,025	1,045
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,134
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,121
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,160	1,182
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	1,967
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,313
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,639
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,528
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,699
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	4,843
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,824
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,478
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	792
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	1,881
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	877
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	227
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,170
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,247
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	371
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	690	702
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,950	1,982
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	118
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	145
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	670	732
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	187
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,316
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	374
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	134
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,590	5,687
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	177
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	105
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,344
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	3,009
	Chicago Park District GO	4.000%	1/1/23	1,315	1,333
	Chicago Park District GO	4.000%	1/1/23	280	284
	Chicago Park District GO	5.000%	1/1/23	400	408
	Chicago Park District GO	5.000%	1/1/23	1,265	1,291
	Chicago Park District GO	4.000%	1/1/24	670	687
	Chicago Park District GO	5.000%	1/1/24	550	573
	Chicago Park District GO	5.000%	11/15/24	680	716
	Chicago Park District GO	4.000%	1/1/25	390	401
	Chicago Park District GO	4.000%	1/1/25	2,320	2,387
	Chicago Park District GO	5.000%	1/1/25	625	659
	Chicago Park District GO	5.000%	1/1/25	315	326
	Chicago Park District GO	5.000%	1/1/25	300	311
[3]	Chicago Park District GO	5.000%	1/1/25	200	211
	Chicago Park District GO	5.000%	11/15/25	1,430	1,530
	Chicago Park District GO	5.000%	1/1/26	1,000	1,070
[3]	Chicago Park District GO	5.000%	1/1/26	550	590
	Chicago Park District GO	5.000%	1/1/26	180	186
	Chicago Park District GO	5.000%	11/15/26	1,500	1,626
	Chicago Park District GO	5.000%	1/1/27	925	988
[3]	Chicago Park District GO	5.000%	1/1/27	650	707
[3]	Chicago Park District GO	5.000%	1/1/28	1,000	1,098
	Chicago Park District GO	5.000%	1/1/29	620	640
	Chicago Park District GO, ETM	5.000%	1/1/23	500	510
	Chicago Park District GO, Prere.	5.000%	1/1/24	730	760
	Chicago Park District GO, Prere.	5.000%	1/1/24	355	370
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	3,260	3,269
39

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,507
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	9,205	9,474
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,148
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,272
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,307
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	2,625	2,791
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,670
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,728
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,133
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,697
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,991
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	1,500	1,639
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,750	1,923
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,750	5,240
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,250	2,497
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.490%	5/5/22	16,395	16,395
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,964
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,005	1,018
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,666
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,751
	Cook County IL GO	4.000%	11/15/22	3,600	3,640
	Cook County IL GO	5.000%	11/15/22	280	285
	Cook County IL GO	5.000%	11/15/22	4,780	4,858
	Cook County IL GO	4.000%	11/15/23	2,500	2,557
	Cook County IL GO	5.000%	11/15/23	1,350	1,401
	Cook County IL GO	4.000%	11/15/24	4,200	4,334
	Cook County IL GO	5.000%	11/15/24	1,475	1,558
	Cook County IL GO	4.000%	11/15/25	2,590	2,695
	Cook County IL GO	5.000%	11/15/25	1,195	1,283
	Cook County IL GO	4.000%	11/15/26	4,945	5,176
	Cook County IL GO	5.000%	11/15/26	3,900	4,247
	Cook County IL GO	4.000%	11/15/27	2,925	3,079
	Cook County IL GO	5.000%	11/15/27	2,000	2,207
	Cook County IL GO	4.000%	11/15/28	1,755	1,856
	Cook County IL GO	5.000%	11/15/28	2,220	2,478
	Cook County IL GO	5.000%	11/15/28	2,705	2,947
	Cook County IL GO	5.000%	11/15/30	2,200	2,387
[1,2]	Cook County IL Sales Tax Revenue TOB VRDO	0.570%	5/5/22	7,685	7,685
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,167
	Cook County School District No. 122 Ridgeland GO	2.000%	12/1/22	245	245
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,316
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,389
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,742
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	698
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	250	255
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	260
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	266
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	271
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	551
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,119
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/28	1,250	1,415
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,277
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,714
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	512
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/27	1,300	1,380
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	640
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	3,884
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,235
	Elk Grove Village IL GO	3.000%	1/1/23	500	504
	Elk Grove Village IL GO	3.000%	1/1/24	550	554
	Elk Grove Village IL GO	3.000%	1/1/25	560	564
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,961
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	411
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,214
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,792
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,685
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,296
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	263
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	902
40

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority College & University Revenue	5.000%	9/1/25	760	800
Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,380
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	108
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	287
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	6,500	7,016
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	319
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	735
Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	246
Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	536
Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	333
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	585
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,000	3,383
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,600	1,600
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	285
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,605	2,608
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	876
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,380	2,394
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,259
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,000	1,008
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,000	1,010
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,250	1,263
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	700	707
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	379
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,613
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,016
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,479
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	510
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,111
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,024
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,434
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	618
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,034
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,140
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	777
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	518
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	129
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,599
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	640	668
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	985	1,029
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,522
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	839
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,727
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,395	1,471
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,392
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,740
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	525
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,660
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	634
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,572
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	8,071
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,834
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	801
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	134
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,071
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	1,852
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,605
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,075
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,679
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,396
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,937
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	271
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,084
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,332
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,114
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,301
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	638
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	500	537
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,539
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	1,043
41

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,565
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,609
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/32	1,200	1,210
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,180	23,603
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,540	1,609
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,985	3,226
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.740%	11/25/22	5,705	5,705
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.140%	5/1/26	1,125	1,127
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.340%	5/2/22	14,000	14,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,000	1,010
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,551
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/23	655	673
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,120	1,121
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	1,000	1,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,670
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,387
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,183
	Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,014
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	939
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	766
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,084
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,212
[4]	Illinois Finance Authority Recreational Revenue PUT, 1M USD LIBOR + 0.500%	0.809%	9/1/22	1,740	1,739
	Illinois GO	5.000%	5/1/22	400	400
	Illinois GO	5.125%	5/1/22	4,750	4,750
	Illinois GO	5.000%	6/1/22	400	401
	Illinois GO	5.000%	7/1/22	10,115	10,167
	Illinois GO	5.000%	8/1/22	8,420	8,484
	Illinois GO	5.000%	10/1/22	4,250	4,301
	Illinois GO	5.000%	10/1/22	21,180	21,437
	Illinois GO	5.000%	11/1/22	8,200	8,316
	Illinois GO	5.000%	11/1/22	35,240	35,740
	Illinois GO	5.000%	12/1/22	1,000	1,016
	Illinois GO	5.000%	12/1/22	19,500	19,814
	Illinois GO	5.000%	1/1/23	19,200	19,542
	Illinois GO	4.000%	2/1/23	1,700	1,721
	Illinois GO	5.000%	2/1/23	7,000	7,136
	Illinois GO	4.000%	3/1/23	5,610	5,682
	Illinois GO	5.000%	3/1/23	600	602
	Illinois GO	5.000%	3/1/23	2,125	2,170
	Illinois GO	5.000%	3/1/23	1,165	1,189
	Illinois GO	5.000%	4/1/23	225	230
	Illinois GO	5.250%	5/1/23	1,500	1,539
	Illinois GO	5.000%	8/1/23	490	504
	Illinois GO	5.000%	10/1/23	10,000	10,317
	Illinois GO	5.000%	10/1/23	5,000	5,158
	Illinois GO	5.000%	11/1/23	35,370	36,543
	Illinois GO	5.000%	11/1/23	1,990	2,056
	Illinois GO	5.000%	12/1/23	20,000	20,690
	Illinois GO	5.000%	2/1/24	780	809
	Illinois GO	5.000%	2/1/24	780	809
	Illinois GO	4.000%	3/1/24	2,185	2,230
	Illinois GO	5.000%	3/1/24	2,500	2,595
	Illinois GO	5.000%	4/1/24	315	327
	Illinois GO	4.000%	5/1/24	225	230
	Illinois GO	5.000%	5/1/24	375	390
	Illinois GO	5.500%	5/1/24	375	394
	Illinois GO	5.000%	6/1/24	2,500	2,604
	Illinois GO	5.000%	8/1/24	6,870	6,933
	Illinois GO	5.000%	10/1/24	765	801
	Illinois GO	5.000%	10/1/24	5,000	5,233
	Illinois GO	5.000%	11/1/24	27,075	28,367
	Illinois GO	5.000%	2/1/25	3,545	3,725
	Illinois GO	5.000%	2/1/25	550	568
	Illinois GO	5.000%	3/1/25	2,750	2,893
	Illinois GO	5.000%	4/1/25	4,170	4,320
	Illinois GO	5.000%	5/1/25	280	291
42

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	5/1/25	2,500	2,636
	Illinois GO	5.500%	5/1/25	3,000	3,205
	Illinois GO	6.000%	5/1/25	150	162
	Illinois GO	5.000%	8/1/25	3,295	3,325
	Illinois GO	5.000%	9/1/25	3,405	3,605
	Illinois GO	5.000%	11/1/25	28,750	30,497
	Illinois GO	5.000%	1/1/26	3,580	3,805
	Illinois GO	5.000%	2/1/26	3,125	3,226
	Illinois GO	5.000%	2/1/26	3,000	3,191
	Illinois GO	4.000%	3/1/26	170	170
[5]	Illinois GO	5.000%	3/1/26	1,125	1,129
	Illinois GO	5.000%	3/1/26	2,750	2,928
[5]	Illinois GO	5.000%	4/1/26	1,500	1,542
	Illinois GO	5.000%	5/1/26	6,550	6,790
	Illinois GO	5.500%	5/1/26	8,675	9,414
	Illinois GO	5.500%	7/1/26	750	773
	Illinois GO	5.000%	11/1/26	27,415	29,382
	Illinois GO	5.000%	11/1/26	2,750	2,947
	Illinois GO	5.000%	1/1/27	1,750	1,856
	Illinois GO	5.000%	1/1/27	370	371
	Illinois GO	5.000%	3/1/27	6,825	7,335
	Illinois GO	5.000%	4/1/27	2,585	2,673
[5]	Illinois GO	5.000%	4/1/27	1,000	1,028
	Illinois GO	5.000%	5/1/27	4,080	4,225
	Illinois GO	5.000%	6/1/27	1,100	1,171
	Illinois GO	5.000%	11/1/27	8,460	9,129
	Illinois GO	5.000%	1/1/28	590	625
	Illinois GO	5.000%	1/1/28	5,715	5,730
	Illinois GO	5.000%	2/1/28	1,075	1,149
	Illinois GO	4.000%	3/1/28	3,000	3,085
	Illinois GO	4.125%	3/1/28	315	316
	Illinois GO	5.000%	5/1/28	550	569
	Illinois GO	5.000%	11/1/28	6,270	6,733
	Illinois GO	4.000%	1/1/29	215	215
	Illinois GO	5.250%	2/1/29	350	362
	Illinois GO	5.000%	4/1/29	530	546
	Illinois GO	5.000%	10/1/29	1,280	1,393
	Illinois GO	4.000%	1/1/30	400	401
	Illinois GO	5.000%	3/1/30	2,000	2,177
	Illinois GO	5.000%	12/1/28	3,600	3,904
[1,2]	Illinois GO TOB VRDO	0.490%	5/6/22	2,025	2,025
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	535	534
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	740	738
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	854
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	558
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	8,550	8,707
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	22,740	22,725
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,965	20,855
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,575	3,650
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,817
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	16,495
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,508
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	80
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	101
	Illinois Sales Tax Revenue	5.000%	6/15/23	9,805	10,046
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,194
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	523
[8]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,870	1,937
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,375
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	1,926
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	1,958
[3]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,813
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,207
[8]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	218
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	5,048
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	9,296
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,267
[3]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,610
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,211
43

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	407
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,886
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,330
[8]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	139
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,083
[8]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,415
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,419
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,400
	Illinois Sales Tax Sales Tax Revenue	3.000%	6/15/34	300	257
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,101
[5]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,990	4,144
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/22	2,020	2,015
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,656
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,599
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,155	1,936
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	3,605	3,117
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	7,300	7,300
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	2,500	2,500
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	4,987	4,987
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	9,074
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	3,834
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,088
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	10,092
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	6,473
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	16,142
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	18,564
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,243
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	22,674
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	198
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	118
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	585	651
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,500	1,670
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	520	529
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	212
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	5,925	6,361
[5]	Illinois State University College & University Revenue	5.000%	4/1/28	750	832
[5]	Illinois State University College & University Revenue	5.000%	4/1/28	785	870
[1,2]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.500%	5/5/22	17,200	17,200
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	896
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	286
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,274
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	1,022
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	831
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	636
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	122
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	223
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	145
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	243
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	254
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	183
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	376
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	240
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	448
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	227
[5]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,482
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/22	1,375	1,394
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	570
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,653
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,886
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,190
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,683
	Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington GO	5.000%	12/1/29	3,300	3,799
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,512
	Maine Township High School District No. 207 GO	4.000%	12/1/24	4,295	4,459
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,048
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	166
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,249
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,232
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	570	521
44

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,250	1,243
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,061
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.750%	6/15/26	180	183
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	9,698
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,685
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	50
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,068
[5,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,188
[11,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,647
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,476
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	4,935	4,955
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/22	1,210	1,230
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/26	33,210	33,343
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/28	11,325	11,370
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	2,056
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	550	613
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	675	753
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	563
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	370	417
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,425	2,756
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,603
[5]	Mundelein IL GO	4.000%	12/15/23	500	511
[5]	Mundelein IL GO	4.000%	12/15/25	500	521
[5]	Mundelein IL GO	4.000%	12/15/26	500	525
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,581
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,489
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,630
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	115
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	187
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	174
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	529
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,557
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,395
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	356
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	360
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	363
[3]	Peoria IL GO	4.000%	1/1/23	500	506
[3]	Peoria IL GO	4.000%	1/1/24	500	511
[3]	Peoria IL GO	4.000%	1/1/25	750	772
[3]	Peoria IL GO	4.000%	1/1/26	250	259
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	15,921
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	20,030	20,875
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	40,320	42,658
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	7,075	7,582
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/29	2,935	3,337
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.470%	5/5/22	11,550	11,550
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.470%	5/5/22	9,000	9,000
	Romeoville IL College & University Revenue	5.000%	10/1/26	105	110
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,192
	Romeoville IL GO	5.000%	12/30/25	3,315	3,601
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	5,019
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	3,130
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	16,745
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,858
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	11,172
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,846
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,399
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	8,128
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,193
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,106
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.580%	5/5/22	7,200	7,200
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.000%	5/6/22	3,940	3,940
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,019
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,702
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,182
[3]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,283
[3]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	789
[3]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	421
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,095
45

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	254
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	235
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	293
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	681
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	804
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,425	5,552
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	5,113
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	11,010
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	5,752
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,134
	St Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	730
	University of Illinois College & University Revenue	5.000%	4/1/24	600	616
	University of Illinois College & University Revenue	5.000%	4/1/26	1,000	1,026
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,877
	University of Illinois College & University Revenue	5.000%	4/1/27	250	256
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	922
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	988
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,057
[3]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	508
[3]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	776
	Wheeling IL GO	4.000%	12/1/22	1,245	1,262
	Wheeling IL GO	4.000%	12/1/23	750	770
	Wheeling IL GO	4.000%	12/1/24	820	852
	Wheeling IL GO	4.000%	12/1/25	935	981
	Wheeling IL GO	4.000%	12/1/26	1,995	2,111
	Wheeling IL GO	4.000%	12/1/27	760	808
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,684
[5]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	11,871
[3]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/23	450	459
[3]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	203
[3]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	435
[3]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	297
	Will County IL GO	4.000%	11/15/24	500	518
	Will County IL GO	4.000%	11/15/25	330	346
	Will County IL GO	5.000%	11/15/26	450	496
	Will County IL GO	5.000%	11/15/27	1,045	1,171
	Will County IL GO	5.000%	11/15/28	1,000	1,135
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,424
[3,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,327
[3,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,207
[3,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,527
[3,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,537
					2,106,092
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	275	284
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	263
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	430
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,104
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	550	601
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	550	611
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	394
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	370
	Ball State University College & University Revenue	5.000%	7/1/22	320	322
	Ball State University College & University Revenue	5.000%	7/1/22	250	252
	Ball State University College & University Revenue	5.000%	7/1/23	450	465
	Ball State University College & University Revenue	5.000%	7/1/23	660	682
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	211
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	372
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	376
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	379
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,734
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,700	1,793
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,740	1,853
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	1,920
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,805	1,960
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,875	2,054
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,115
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,193
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,860	1,952
46

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	2,004
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	2,050
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,100
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	2,015	2,150
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,200
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,244
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,230	1,283
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,337
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	112
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	280	290
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	517
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	850	897
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	485	517
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	2,030
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	3,760	4,288
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	7/15/25	485	521
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	1/15/26	475	515
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	7/15/26	545	596
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	1/15/27	545	600
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	7/15/27	560	621
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	1/15/28	860	958
[3]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,612
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/23	270	274
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/24	415	426
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/25	275	286
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	210
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	238
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	292
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	294
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	776
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	793
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	811
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	827
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	844
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	430
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	978
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,451
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,643
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,216
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,709
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,303
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,576
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,120
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,499
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,174
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,248
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,322
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	103
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	92
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	408
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	331
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	325
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	277
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	271
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	227
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	205
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	381
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	283
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	560
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,056
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	250	253
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,576
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,055	1,072
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,289
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,172
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	565	579
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	327
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	726
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,104
47

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,182
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,325
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	3,901
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,462
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	374
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,064
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	480	480
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,467
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	2,017
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,214
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,863
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	401
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,290
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,729
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,731
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,676
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	422
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	894
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,219
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	6,756
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,606
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.350%	5/2/22	12,630	12,630
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/24	1,175	1,229
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/25	1,025	1,089
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/27	1,870	2,053
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/28	2,375	2,645
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,455
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	7,065	8,076
	Indiana Finance Authority Revenue CP	0.010%	5/18/22	26,610	26,609
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,000	1,014
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,555	1,577
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	780
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	530
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,163
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	811
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	5,390	5,930
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,750	1,927
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,500	1,676
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	3,510	3,958
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	1,500	1,697
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	10,484
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	2,000	2,210
	Indiana Finance Authority Water Revenue	5.000%	2/1/28	1,000	1,121
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,985	2,005
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	1,891
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	879
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	828
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,096
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,150
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	247
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	552
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,540	2,535
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,225
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	553
[8]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	17,014
	Indiana University College & University Revenue, Prere.	5.000%	6/1/22	1,000	1,003
	Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	258
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	521
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	326
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	531
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	535
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	717
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	722
	Indianapolis Board of School Commissioners GO	5.000%	1/15/27	500	547
	Indianapolis Board of School Commissioners GO	5.000%	7/15/27	425	469
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,680
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	852
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,000	1,028
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	523
48

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,176
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	652
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	1,993
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	913
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,944
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,750	1,824
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	7,900	8,650
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/28	1,875	1,952
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,465
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,784
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	9,411
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	13,043
[1,2,5]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.540%	5/5/22	9,700	9,700
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/27	1,375	1,520
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/28	2,285	2,559
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/29	1,500	1,695
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/30	2,000	2,271
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,152
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,445
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,918
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	7,106
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	565
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	429
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	857
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	338
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	390
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	257
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	330
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	371
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	334
[3]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	494
[3]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,074
[3]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,074
[3]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,175
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	225	230
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	853
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	882
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	870	917
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	945
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	910	975
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	648
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	396
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	403
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	338
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	532
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	687
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	679
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	986
	Purdue University College & University Revenue	5.000%	7/1/25	655	706
	Purdue University College & University Revenue	5.000%	7/1/26	500	550
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	867
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/24	985	995
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/25	350	354
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	303
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	350	370
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	371
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	398
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	319
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	320
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	320
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	427
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	428
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	386
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	220
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	314
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	310
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	286
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	575
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	441
49

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,125
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,601
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	718
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	547
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	449
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	579
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	540
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,244
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	855
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,323
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	688
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,412
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,325	1,453
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/22	2,660	2,674
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,503
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,204
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	2,990
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,399
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,232
					462,041
Iowa (0.2%)
	Ames IA GO	5.000%	6/1/28	1,525	1,726
	Ankeny IA GO	5.000%	6/1/26	2,455	2,690
	Ankeny IA GO	5.000%	6/1/27	2,645	2,945
	Ankeny IA GO	5.000%	6/1/28	2,930	3,317
	Des Moines IA GO	5.000%	6/1/24	6,335	6,667
	Des Moines IA GO	5.000%	6/1/25	5,670	6,092
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,020
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,811
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,086
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	89
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	398
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,000	1,032
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,095	15,926
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	19,162
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,585	3,573
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	330
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	346
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	367
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	542
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,138
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	403
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	431
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	457
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,417
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	715	714
	Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,703
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	466
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	595
					76,443
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,565
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,598
[1,8]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,703
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	508
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	614
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,123
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,155
	Johnson County KS GO, Prere.	4.000%	9/1/22	1,055	1,064
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/26	2,500	2,749
	Johnson County Unified School District No. 229 Blue Valley GO	5.000%	10/1/22	100	101
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	778
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	467
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,000	2,106
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	3,960	4,006
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,639
[4]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	0.719%	9/1/23	1,590	1,581
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	8,260	9,179
50

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,335
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/27	3,355	3,711
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/28	3,515	3,940
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	8,122
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	7,499
	Kansas Development Finance Authority College & University Revenue (University of Kansas Projects)	5.000%	5/1/27	1,225	1,308
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/22	17,640	17,640
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	16,420	16,859
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/26	600	614
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,063
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	540
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	547
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	343
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	255
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	258
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	564
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,076
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	929
	Manhattan KS GO	0.400%	6/15/25	12,900	11,654
	Olathe KS GO	4.250%	10/1/25	7,970	8,421
	Olathe KS GO	4.250%	10/1/26	5,795	6,202
	Olathe KS GO	4.250%	10/1/27	5,910	6,390
	Olathe KS GO	4.250%	10/1/28	6,510	7,081
	Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	185	158
	Saline County KS GO	4.000%	9/1/23	2,285	2,339
	Saline County KS GO	4.000%	9/1/28	2,730	2,941
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,185
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/22	1,250	1,265
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,348
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/22	315	319
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,549
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,629
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,889
	Topeka KS GO	4.250%	8/15/26	2,205	2,355
	Topeka KS GO	4.250%	8/15/27	1,365	1,463
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	220	226
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	220	230
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/23	80	82
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/24	80	84
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/22	1,040	1,056
	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/22	1,000	1,012
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	940
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,085
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,596
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,193
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	775	784
					182,015
Kentucky (1.9%)
[5]	Ashland KY GO	5.000%	1/1/24	1,025	1,069
[5]	Ashland KY GO	5.000%	1/1/25	1,080	1,147
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	781
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	322
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	708
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	312
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	996
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,762
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,154
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	10,832
[5]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,073
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	225	243
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	690	756
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	630	698
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,294
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	510
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/22	8,785	8,894
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	130	135
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,900	1,976
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	650
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,288
51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,262
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,167
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,619
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,098
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,113
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	126
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	131
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	166
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	215
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	870	870
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	982
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,111
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,260
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	2,165	2,414
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,785
[1,2,3]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	0.480%	5/5/22	12,410	12,410
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,675	1,679
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,066
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,432
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,384
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	2,520	2,546
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	258
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	96
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,365
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	853
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,787
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	323
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/23	500	506
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	745	756
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	600
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	611
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,793
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,300	1,327
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	5,971
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	925	948
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,527
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	512
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,000	1,027
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	925	953
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	848
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,110
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,115
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,000	1,034
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	1,110	1,149
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	312
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,070	1,109
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	125,205	126,980
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	104,940	107,069
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	32,285	32,744
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,130	25,488
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,630	65,154
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	23,185	23,642
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	7,195	7,508
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	376
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	1,000	1,039
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	15,110	15,240
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	4,510	4,549
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,464
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	388
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,427
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	937
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,761
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,524
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,486
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	216
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,805
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,266
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	549
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,524
52

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,080
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,587
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,155
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,575
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,132
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,383
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,433
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,284
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/22	5,525	5,557
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,620
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	795	833
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/25	2,940	3,137
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	186
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	452
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,818
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,855	1,881
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	20,800	21,509
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	27,017
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,273
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/25	1,175	1,264
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,352
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,670
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	983
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,072
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,025
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,974
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,069
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,661
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,846
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,080
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	5,511
[5]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,192
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,278
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,349
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	245	252
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	351
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	315
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	747
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	550
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,375
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	596
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,604
					674,490
Louisiana (1.5%)
[3]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	383
[3]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	116
[3]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	847
[3]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	677
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/25	1,000	1,078
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/26	1,450	1,593
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	118
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	135	141
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	903
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,270	1,356
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	165	176
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,060	1,153
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,217
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,195	2,429
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,150	1,273
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	400	443
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/28	150	168
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	6,968
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	500	534
[5]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	834
[5]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	613
[3]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	252
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	538
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	438
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	649
53

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	628
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/27	1,200	1,265
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,059
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,657
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,193
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,074
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	312
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	573
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	541
	Lafayette LA Utilities Multiple Utility Revenue, Prere.	5.000%	11/1/22	7,210	7,331
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	21,300	21,067
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,750	6,676
[4]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue PUT, SOFR + 0.500%	0.696%	5/1/26	8,465	8,429
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,692
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,553
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	4,195	4,207
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	18,520	18,573
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	12,000	12,034
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	580	612
	Louisiana GO	5.000%	5/1/22	10,320	10,320
	Louisiana GO	5.000%	5/1/22	2,800	2,800
	Louisiana GO	5.000%	9/1/22	4,000	4,047
	Louisiana GO	5.000%	10/1/23	11,640	12,091
	Louisiana GO	5.000%	10/1/24	12,240	12,952
	Louisiana GO	5.000%	10/1/25	12,865	13,877
	Louisiana GO	5.000%	10/1/26	6,750	7,408
	Louisiana GO, Prere.	5.000%	7/15/22	23,000	23,170
	Louisiana GO, Prere.	5.000%	7/15/22	3,050	3,073
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,765
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	2,645	2,793
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	475
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	2,550	2,746
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	808
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	3,560	3,901
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	630
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/27	1,700	1,892
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/28	1,100	1,241
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	364
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	698
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,156
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,110
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	3.000%	10/1/22	1,000	1,006
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,038
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,487
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,152
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,351
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,507
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,435	2,469
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,190
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,618
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,632
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	12,950
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,961
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,591
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,851
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,498
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,263
54

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/27	1,500	1,575
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/26	1,000	1,081
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	546
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	350	350
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	290	292
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,960	1,982
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	408
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,570
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,316
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,192
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,621
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,717
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,273
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	7,060
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	461
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,905
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,867
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	484
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,485
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	446
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	26,616
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	679
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	664
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	767
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	4,745	5,046
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,164
[5]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	4,150	4,162
[1,2]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.580%	5/5/22	10,400	10,400
[5]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	106
[5]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	376
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	153
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	208
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	106
	New Orleans LA GO	5.000%	12/1/22	700	714
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,561
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,997
[5]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	869
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,163
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,300	1,401
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	14,650	14,673
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	14,825	14,398
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	17,340	16,390
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	24,265	23,980
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,890	17,365
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	19,590	18,386
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	950	1,028
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	2,050	2,240
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,685
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.000%	5/15/22	2,500	2,502
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,745	4,903
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,270	1,305
					513,892
Maine (0.2%)
	Maine GO	5.000%	6/1/22	10,205	10,236
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	715
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,185	1,192
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,730	2,818
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	787
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,280	2,399
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	617
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	240	241
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	545	563
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	460	485
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	160	161
55

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	180	186
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	282
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,108
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	219
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	579
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	543
[5]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	436
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	688
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	433
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	683
[5]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	503
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	3,900	3,900
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/22	190	191
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	220	227
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	361
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	102
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	206
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	139
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	730	754
	Maine Municipal Bond Bank Franchise Tax & Business License Fees Revenue	5.000%	9/1/22	35	35
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	623
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	793
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	1,000	1,079
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/26	1,175	1,291
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	880	979
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	900	1,013
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	857
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	909
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,590	1,715
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,400	1,524
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,530	1,539
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	1,985	2,014
[1,2]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	1,670	1,670
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	1,360	1,463
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,574
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/27	1,500	1,672
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/28	2,000	2,256
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/29	1,700	1,938
	Regional School Unit No. 1 Lower Kennebec Region School Unit GO	5.000%	11/1/22	800	813
	South Portland ME GO	5.000%	10/1/27	650	729
	South Portland ME GO	5.000%	10/1/28	825	938
	South Portland ME GO	5.000%	10/1/29	1,390	1,602
					60,780
Maryland (2.1%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,156
	Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,476
	Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,557
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,235
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,585
	Anne Arundel County MD GO	5.000%	4/1/27	1,900	1,900
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,494
	Baltimore County MD GO	5.000%	3/1/24	500	525
	Baltimore County MD GO	5.000%	3/1/24	1,500	1,574
	Baltimore County MD GO, Prere.	5.000%	8/1/22	3,000	3,027
[1,2]	Baltimore MD Project Water Revenue TOB VRDO	0.500%	5/5/22	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/22	400	402
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/22	500	503
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	532
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/23	525	542
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	792
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	700
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22	180	180
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	98
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	98
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	131
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	168
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	505	527
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	550	553
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	435	438
56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	568
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	336
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	649
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	108
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	549
	Charles County MD GO	5.000%	10/1/23	3,400	3,534
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	335
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,561
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,110
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,057
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	891
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	5,904
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	2,500	2,569
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,345	1,365
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	7,520	7,556
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	8,900	8,744
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,019
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,200	1,252
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,585	1,628
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	10,421
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,332
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,640	1,714
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	17,620	18,072
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,546
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,416
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	10,335
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	21,687
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,380	1,501
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,345	1,432
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,666
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	865	929
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,335	1,477
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,400	1,515
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	3,625	4,000
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	17,405
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	2,190	2,462
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,450	1,588
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	21,912
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,861
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	2,185	2,492
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,450	1,604
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	7,876
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,380	1,542
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	3,604
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	2,694
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/22	1,200	1,202
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,376
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,518
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,569
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,597
	Maryland GO	5.000%	8/1/23	27,695	28,699
	Maryland GO	5.000%	3/15/24	18,320	19,243
	Maryland GO	5.000%	8/1/24	10,130	10,726
	Maryland GO	5.000%	3/1/25	3,000	3,215
	Maryland GO	5.000%	3/15/25	4,580	4,912
	Maryland GO	5.000%	3/15/25	32,130	34,458
	Maryland GO	2.750%	8/1/25	590	591
	Maryland GO	4.000%	8/1/25	16,725	17,550
	Maryland GO	5.000%	8/1/25	5,120	5,535
	Maryland GO	5.000%	3/1/26	12,500	13,670
	Maryland GO	5.000%	6/1/26	1,150	1,212
	Maryland GO	5.000%	8/1/26	5,000	5,512
	Maryland GO	5.000%	3/1/27	10,000	11,141
	Maryland GO	4.000%	6/1/27	7,000	7,212
[7]	Maryland GO	3.000%	8/1/27	11,000	11,222
	Maryland GO	5.000%	8/1/27	6,595	7,398
	Maryland GO	5.000%	8/1/27	7,745	8,688
57

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	4.000%	3/1/28	8,000	8,596
[7]	Maryland GO	4.000%	8/1/28	7,000	7,544
	Maryland GO	4.000%	3/1/29	2,000	2,165
	Maryland GO	5.000%	3/1/29	25,000	28,696
[7]	Maryland GO	4.000%	8/1/29	1,100	1,194
	Maryland GO	5.000%	3/15/31	6,000	6,646
	Maryland GO, Prere.	5.000%	3/1/23	23,060	23,651
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	683
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,580	2,595
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	503
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	4,600	4,648
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	280	286
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	359
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,260
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	193
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,523
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	367
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	158
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	392
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	489
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	784
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	180
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,092
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	208
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,226
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,303
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	146
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	147
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,314
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	3,825
[1,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	0.980%	12/8/27	32,950	32,950
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	11,020	11,020
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	5,000	5,030
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	550	553
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	700	704
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	560	563
[1,2]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	0.520%	5/5/22	4,000	4,000
[1,2]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	0.540%	5/6/22	15,950	15,950
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	1,430	1,473
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	257
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	1,930	2,030
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	431
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	3,385	3,627
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	305
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	2,180	2,371
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	473
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	2,000	2,203
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	600	661
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	1,830	2,035
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	945
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	2,000	2,250
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	743
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,365	6,402
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	625	659
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,183
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/26	8,510	9,310
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	7,785
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	6,867
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,083
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,029
[14]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,173
	Montgomery County MD GO	5.000%	12/1/22	8,650	8,823
	Montgomery County MD GO	5.000%	10/1/25	3,825	4,149
	Montgomery County MD GO	4.000%	12/1/25	190	195
	Montgomery County MD GO	5.000%	10/1/26	6,500	7,191
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,227
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	0.600%	12/1/41	13,000	12,994
	Prince George's County MD COP	5.000%	10/1/24	1,140	1,209
58

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prince George's County MD GO	5.000%	9/15/27	4,200	4,720
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	753
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	662
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,177
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	1,941
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	1,980
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,134
					730,835
Massachusetts (1.9%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	245	252
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	208
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	260	273
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	340	360
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	225	241
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	215	232
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	335	364
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/26	565	619
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	486
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	506
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	894
	Brookline MA GO	4.000%	2/15/26	1,950	2,060
	Brookline MA GO	4.000%	2/15/27	6,025	6,434
	Brookline MA GO	4.000%	2/15/28	5,670	6,106
	Cambridge MA GO	5.000%	2/15/23	4,105	4,203
	Cambridge MA GO	5.000%	2/15/24	4,050	4,243
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	320	320
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	1,325	1,364
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/27	1,290	1,355
	Commonwealth of Massachusetts GO	5.000%	7/1/22	3,255	3,275
	Commonwealth of Massachusetts GO	5.000%	11/1/22	7,340	7,468
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	21,036
	Commonwealth of Massachusetts GO	5.000%	7/1/24	635	670
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	37,805
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,741
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	6,860
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	8,017
[12]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	7,586
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,290
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	26,420
	Commonwealth of Massachusetts GO	5.000%	5/1/27	3,445	3,831
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	7,669
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	4,787
	Commonwealth of Massachusetts GO	5.000%	5/1/33	660	675
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	32,475	32,486
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	0.500%	5/5/22	2,595	2,595
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	14,955	15,045
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	7,020	7,062
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	3,500	3,559
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	10,000	10,170
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	12,793
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	30,345
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	358
	Danvers MA GO	5.000%	7/1/27	1,240	1,392
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,251
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	5,716
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	547
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	4,916
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	1,055	1,090
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/27	9,500	10,667
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,835	5,230
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,025
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,405	1,501
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/22	70	70
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/22	210	210
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	2,815	2,829
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	850	854
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	400	404
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	755	762
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,394
59

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,575	1,603
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	185	190
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/23	215	217
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,538
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	872
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,066
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	3,786
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,683
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	264
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	222
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,143
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	364
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,062
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	552
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	278
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	238
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	553
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,581
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,213
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	223
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	247
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	235
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	251
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	7,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,583
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	146
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	300	331
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	800	891
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,588
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	8,895
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	750	753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,565	1,574
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,485	3,506
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,156
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,780	1,790
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	695	699
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,800	1,809
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	503
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	240	241
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,165	1,174
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/22	1,005	1,010
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	185	188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	710
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.700%	1/1/23	1,080	1,100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	795
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	2,891
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	516
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	788
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,895	2,910
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	256
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,836
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	228
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	571
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	545	553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,402
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,410
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	731
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,044
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,611
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,619
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	270
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,197
60

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	528
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,666
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,462
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	727
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	263
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	528
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	700
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,353
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,180
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	2,094
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,301
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,000	5,448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	365	367
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	340
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	651
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,422
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,139
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	330	361
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	10,402
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	360
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,664
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	641
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	8,500	8,811
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,246
[1,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.040%	1/29/26	2,850	2,845
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	1,986
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	517
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,932
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	629
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	560	567
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,881
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	270	284
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	270	287
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	294
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	303
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	164
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	165
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	332
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	334
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	168
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	175
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	2,165	2,185
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	1,150	1,167
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	880	891
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,190	1,177
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,890	2,952
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	823
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,525
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,500	1,509
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,115	1,126
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,150	1,162
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,405	5,461
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	15,280	15,439
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/23	600	618
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	368
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	536
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	546
61

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/27	375	416
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/28	750	844
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,975	2,050
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/29	750	855
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/30	750	865
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	7,904
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,531
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	39,775	40,435
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/25	1,460	1,574
	Sharon MA GO	5.000%	2/15/23	615	630
	Sharon MA GO	5.000%	2/15/24	875	917
	Sharon MA GO	5.000%	2/15/25	770	823
	Sharon MA GO	5.000%	2/15/26	865	943
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	12,262
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	7,000	7,885
	Waltham MA GO	5.000%	5/1/22	1,295	1,295
	Worcester MA GO	5.000%	2/1/24	4,725	4,949
	Worcester MA GO	5.000%	2/1/25	4,900	5,232
	Worcester MA GO	5.000%	2/1/26	9,465	10,309
	Worcester MA GO	5.000%	2/1/27	6,035	6,685
	Worcester MA GO	5.000%	2/1/28	6,155	6,918
	Worcester MA GO	5.000%	2/1/29	6,280	7,137
					680,078
Michigan (2.1%)
[1,2]	Adams County CO Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	1,635	1,635
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	363
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,306
	Ann Arbor School District GO	3.000%	5/1/26	2,230	2,232
[7]	Bloomfield Hills School District GO	5.000%	5/1/25	770	803
[7]	Bloomfield Hills School District GO	5.000%	5/1/27	640	686
[7]	Bloomfield Hills School District GO	5.000%	5/1/28	720	780
[7]	Bloomfield Hills School District GO	5.000%	5/1/29	775	848
[15]	Brighton MI Area School District GO	5.000%	5/1/24	160	168
[15]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,609
[15]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	4,741
[15]	Brighton MI Area School District GO	5.000%	5/1/27	2,600	2,891
[15]	Byron Center Public Schools GO	5.000%	5/1/23	100	103
[15]	Byron Center Public Schools GO	5.000%	5/1/24	120	126
[15]	Byron Center Public Schools GO	5.000%	5/1/25	100	107
[15]	Byron Center Public Schools GO	5.000%	5/1/26	110	120
[15]	Byron Center Public Schools GO	5.000%	5/1/27	200	223
[15]	Chippewa Valley Schools GO	5.000%	5/1/22	450	450
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,184
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	575	592
[15]	Coopersville Area Public Schools GO	5.000%	5/1/22	1,925	1,925
[15]	Detroit City School District GO	5.000%	5/1/23	2,115	2,115
[15]	Detroit City School District GO	5.000%	5/1/25	11,440	11,440
[15]	Detroit City School District GO	5.000%	5/1/26	8,155	8,155
[5,15]	Detroit City School District GO	5.250%	5/1/27	8,025	8,945
[1,2,5,15]	Detroit City School District GO TOB VRDO	0.600%	5/5/22	2,000	2,000
[5]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,099
[5]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	551
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	463
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,258
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,046
[1,2,5,15]	Detroit MI City School District GO TOB VRDO	0.570%	5/5/22	3,775	3,775
	Detroit MI GO	5.000%	4/1/23	315	321
	Detroit MI GO	5.000%	4/1/24	300	310
[8]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/22	1,500	1,509
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	705
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	746
[15]	East Lansing School District GO	5.000%	5/1/22	2,110	2,110
[15]	East Lansing School District GO	4.000%	5/1/23	390	398
[15]	East Lansing School District GO	4.000%	5/1/24	900	929
[15]	East Lansing School District GO	4.000%	5/1/26	530	561
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	1,917
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,711
[1,2,3]	Eastern Michigan University College & University Revenue TOB VRDO	0.480%	5/5/22	31,100	31,100
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	4,645
62

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	867
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,535
	Forest Hills MI Public Schools GO	4.000%	5/1/24	900	929
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	601
	Forest Hills MI Public Schools GO	4.000%	5/1/26	675	714
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	667
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	537
[15]	Fremont Public Schools GO	5.000%	5/1/23	430	442
[15]	Fremont Public Schools GO	5.000%	5/1/24	470	493
[15]	Fremont Public Schools GO	5.000%	5/1/25	730	782
[15]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	844
[15]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,801
[5]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,785
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	510	512
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	439
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	733
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	625	665
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	595
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	986
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	802
[3,7]	Grandville Public Schools GO	5.000%	5/1/24	475	485
[3,7]	Grandville Public Schools GO	5.000%	5/1/25	595	617
[3,7]	Grandville Public Schools GO	5.000%	5/1/26	620	650
[3,7]	Grandville Public Schools GO	5.000%	5/1/27	655	692
[3,7]	Grandville Public Schools GO	5.000%	5/1/28	740	788
[3,7]	Grandville Public Schools GO	5.000%	5/1/29	790	846
[3,7]	Grandville Public Schools GO	5.000%	5/1/30	825	886
[3,7]	Grandville Public Schools GO	5.000%	5/1/31	860	928
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,045
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,771
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,680
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	1,890	1,901
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	5,001
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,503
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,035	3,170
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,716
[15]	Holt Public Schools GO	5.000%	5/1/22	275	275
[15]	Holt Public Schools GO	5.000%	5/1/23	460	473
[15]	Holt Public Schools GO	5.000%	5/1/24	500	523
[15]	Holt Public Schools GO	5.000%	5/1/25	710	756
[15]	Holt Public Schools GO	5.000%	5/1/26	900	976
[15]	Hudsonville Public Schools GO	5.000%	5/1/22	260	260
[15]	Hudsonville Public Schools GO	5.000%	5/1/23	300	309
[15]	Hudsonville Public Schools GO	5.000%	5/1/25	340	365
[15]	Hudsonville Public Schools GO	5.000%	5/1/27	1,100	1,224
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	769
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,536
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,097
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,100
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,099
	Kalamazoo County MI GO	3.000%	5/1/24	845	856
	Kalamazoo County MI GO	3.000%	5/1/25	875	889
	Kalamazoo County MI GO	3.000%	5/1/26	900	916
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,889
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,941
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	365
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	560	561
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	630	649
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	571
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/22	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/23	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/24	5	5
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	721
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	711
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	260
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	529
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	2,385	2,421
[15]	Lake Orion Community School District GO	5.000%	5/1/24	525	551
[15]	Lake Orion Community School District GO	4.000%	5/1/25	350	364
63

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,502
[15]	Lake Orion Community School District GO	4.000%	5/1/27	500	528
[15]	Lake Orion Community School District GO	4.000%	5/1/28	500	532
[15]	Lake Orion Community School District GO	4.000%	5/1/29	675	722
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/22	340	342
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	351
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	396
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	404
[15]	Lansing School District GO	4.000%	5/1/22	340	340
[15]	Lansing School District GO	5.000%	5/1/23	435	447
[15]	Lansing School District GO	5.000%	5/1/24	350	367
[15]	Lansing School District GO	5.000%	5/1/25	435	466
[15]	Lansing School District GO	5.000%	5/1/26	425	464
[5,15]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,755
	Macomb Interceptor Drain Drainage District	5.000%	5/1/24	1,510	1,587
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,142
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,365	1,492
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/22	2,335	2,348
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,339
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	567
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,244
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	23,745
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	6,467
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	190	194
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	110
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	238
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	514
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	590	591
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	1,045	1,046
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	2,972
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,208
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	5,884
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,337
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,362
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,199
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,294
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	528
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,974
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	542
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,594
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,416
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,325
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	538
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,576
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	650
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,627
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,957
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	4,944
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,293
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,534
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,265	4,476
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,558
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	5,150
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,610	4,830
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,000	3,142
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,784
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,700	18,254
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	19,082
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	22,715	23,547
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	5,000	4,444
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	6,620	5,884
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	11,000	12,232
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.600%	12/1/34	8,000	7,997
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	1.290%	12/1/24	16,500	16,684
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	12/1/25	5,500	5,598
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	1,000	1,003
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	700	736
64

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,882
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/22	395	396
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,290	1,306
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	686
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	145	147
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	10,632
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	723
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	208
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	870
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	467
[15]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,411
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,114
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	330
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	550
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	557
	Michigan Finance Authority Lease Revenue	5.000%	11/1/28	1,565	1,765
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	2,000	2,011
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,128
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	545	546
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	755	783
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,160	1,235
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,083
[1,2]	Michigan Finance Authority Trinity Health Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	9,000	9,000
[5]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,102
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/22	1,500	1,509
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/28	200	228
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	713
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,325	1,394
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.510%	5/2/22	3,500	3,500
[1,2]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	0.500%	5/5/22	1,350	1,350
[1,2]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	2,000	2,000
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,018
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,360
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,878
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,653
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,658
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,384
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,748
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	16,638
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	11,966
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,724
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,265	1,263
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.100%	12/1/23	1,290	1,282
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	565	537
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	3,415	3,464
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	5,805	5,839
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	13,990	14,338
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	10,925	10,979
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	21,445	21,183
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.000%	6/1/52	1,405	1,405
	Michigan State University College & University Revenue	5.000%	2/15/24	330	345
	Michigan State University College & University Revenue	5.000%	2/15/25	430	458
	Michigan State University College & University Revenue	5.000%	8/15/25	500	538
	Michigan State University College & University Revenue	5.000%	2/15/26	450	488
	Michigan State University College & University Revenue	5.000%	8/15/26	500	547
	Michigan State University College & University Revenue	5.000%	8/15/27	200	222
	Michigan State University College & University Revenue	5.000%	2/15/28	145	162
	Michigan State University College & University Revenue	4.000%	8/15/32	1,860	1,888
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,461
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	782
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	163
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	222
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	9,205	10,619
[15]	Milan Area Schools GO	5.000%	5/1/22	500	500
[15]	Milan Area Schools GO	5.000%	5/1/23	585	601
[15]	Milan Area Schools GO	5.000%	5/1/25	1,575	1,681
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,185
[15]	Muskegon Public Schools MI GO	5.000%	5/1/23	210	216
[15]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	225
65

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	501
[15]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	581
[15]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	259
[15]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	274
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	672
	Northern Michigan University College & University Revenue	5.000%	6/1/24	630	663
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,090
	Northern Michigan University College & University Revenue	5.000%	6/1/25	700	751
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,533
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	545
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	332
	Northern Michigan University College & University Revenue	5.000%	6/1/28	250	280
	Northern Michigan University College & University Revenue	5.000%	6/1/29	435	492
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,140
	Northville Public Schools GO	4.000%	5/1/22	240	240
	Northville Public Schools GO	4.000%	5/1/23	350	357
	Northville Public Schools GO	5.000%	5/1/24	300	315
	Northville Public Schools GO	5.000%	5/1/25	350	375
	Northville Public Schools GO	5.000%	5/1/26	410	447
[7]	Novi Community School District GO	4.000%	5/1/23	310	316
[7]	Novi Community School District GO	4.000%	5/1/24	250	257
[7]	Novi Community School District GO	4.000%	5/1/25	760	790
	Oakland University College & University Revenue	5.000%	3/1/23	495	506
[7]	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,321
[7]	Oakland University College & University Revenue	5.000%	3/1/27	905	963
[7]	Oakland University College & University Revenue	5.000%	3/1/28	800	859
[7]	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,083
[7]	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,090
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,454
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,740	2,760
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,748
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,402
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,337
	Portage Public Schools GO	5.000%	5/1/22	1,790	1,790
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,495
	Rochester Community School District GO	5.000%	5/1/22	1,650	1,650
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,261
[15]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,029
[15]	Romulus Community Schools GO	4.000%	5/1/25	740	770
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,390	1,446
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	206
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	446
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	774
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,085
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,101
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	746
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	937
[5]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.450%	5/5/22	5,470	5,470
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	10,000	10,243
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.470%	5/5/22	8,000	8,000
[15]	Walled Lake Consolidated School District GO	5.000%	5/1/22	3,135	3,135
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	316
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	440
[3]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	3,016
[15]	Warren Consolidated Schools GO	5.000%	5/1/26	1,460	1,580
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,360	3,660
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,818
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	525
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,277
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,388
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	889
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,770
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	527
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,048
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	807
	Wayne State University College & University Revenue	5.000%	11/15/26	1,505	1,656
[15]	Wayne-Westland Community Schools GO	5.000%	11/1/22	290	295
[15]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	519
[15]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	522
66

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	141
[5]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	212
[5]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	200
[5]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	216
[5]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	259
[5]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	578
[5]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	168
[5]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	531
[5]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	170
[5]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	453
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/22	1,730	1,730
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,661
					752,410
Minnesota (0.9%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	517
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/23	350	360
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	311
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	367
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	342
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	426
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	350
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	403
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	541
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	272
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	417
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	399
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	2,000	2,126
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	433
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	628
	Forest Lake Independent School District No. 831 GO	5.000%	2/1/26	1,410	1,533
	Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25	1,380	1,499
	Lake Elmo MN GO	3.000%	2/1/24	1,140	1,154
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,185
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,212
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,249
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,284
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,306
	Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,529
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,140
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,302
	Metropolitan Council GAN GO	5.000%	12/1/27	16,445	18,552
	Metropolitan Council GO	5.000%	9/1/22	125	127
	Metropolitan Council GO	5.000%	3/1/25	6,200	6,653
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,414
	Metropolitan Council GO	5.000%	9/1/25	6,370	6,443
	Minneapolis MN GO	4.000%	12/1/22	1,150	1,166
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	203
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	671
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,589
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	883
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,110
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,571
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,076
	Minneapolis MN/St Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	617
	Minneapolis Special School District No. 1 COP	5.000%	2/1/27	100	111
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	5,592
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	311
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	7,795
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	234
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,104
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,392
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,359
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,442
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,225
	Minnesota Appropriations Revenue	5.000%	3/1/27	6,420	6,438
	Minnesota Appropriations Revenue	5.000%	3/1/28	2,880	2,888
	Minnesota GO	5.000%	8/1/23	1,025	1,063
	Minnesota GO	5.000%	8/1/23	5,295	5,492
	Minnesota GO	5.000%	8/1/24	3,290	3,484
67

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/24	2,620	2,775
	Minnesota GO	5.000%	8/1/24	19,660	20,821
	Minnesota GO	5.000%	8/1/24	10,300	10,908
	Minnesota GO	4.000%	10/1/24	14,225	14,561
	Minnesota GO	5.000%	8/1/25	14,710	15,911
	Minnesota GO	5.000%	8/1/25	1,995	2,158
	Minnesota GO	5.000%	8/1/26	4,345	4,592
	Minnesota GO	4.000%	8/1/27	5,950	6,071
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	258
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	269
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	328
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,560
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,161
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	529
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	2,095	2,239
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,625	2,665
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,360	3,418
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	7,605	7,804
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	4,465	4,475
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	7,360	7,273
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	22,400	23,123
[4]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT, SOFR + 1.000%	1.188%	12/1/27	18,000	17,803
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/23	1,210	1,230
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/24	1,965	2,013
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/23	1,000	1,021
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/24	1,500	1,543
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/25	1,485	1,537
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	1,155	1,185
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,220	2,285
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,174
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,657
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	101
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/27	1,250	1,323
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,386
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,448
	Sartell MN GO	5.000%	2/1/23	135	138
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	2,924
	Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,580	1,596
	South Washington County Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,873
[8]	Southern Minnesota Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	3,000	2,962
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,975	2,975
	St. Paul Independent School District No. 625 GO	5.000%	2/1/25	470	501
	St. Paul Independent School District No. 625 GO	5.000%	2/1/26	870	945
	St. Paul Independent School District No. 625 GO	5.000%	2/1/27	1,075	1,185
	St. Paul Independent School District No. 625 GO	5.000%	2/1/28	550	615
	St. Paul Independent School District No. 625 GO	5.000%	2/1/29	1,185	1,343
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	675	686
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	814
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	843
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	724
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,941
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,420	4,713
	St. Paul MN GO	5.000%	5/1/28	1,200	1,356
	University of Minnesota College & University Revenue	5.000%	8/1/22	1,610	1,625
	University of Minnesota College & University Revenue	4.000%	8/1/23	805	825
	University of Minnesota College & University Revenue	5.000%	12/1/25	7,365	7,972
	University of Minnesota College & University Revenue	5.000%	10/1/26	3,250	3,571
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,695
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,835	2,960
					324,677
Mississippi (0.4%)
	DeSoto County MS GO	5.000%	11/1/22	1,035	1,052
	DeSoto County MS GO	5.000%	11/1/23	645	672
	DeSoto County MS GO	5.000%	11/1/24	685	729
	DeSoto County MS GO	5.000%	11/1/25	1,435	1,556
	DeSoto County MS GO	5.000%	11/1/26	1,510	1,667
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,015	2,025
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,601
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,404
68

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harrison County School District GO	4.000%	6/1/24	1,250	1,289
	Harrison County School District GO	4.000%	6/1/25	2,175	2,266
	Lowndes County MS Resource Recovery Revenue PUT	2.650%	4/1/27	10,855	10,503
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,432
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	200	202
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	215	220
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	220	228
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	347
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	451
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	964
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	1,025
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,086
	Mississippi Development Bank Intergovernmental Agreement Revenue	4.000%	9/1/22	200	202
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/23	285	295
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,469
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/24	355	374
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/25	255	273
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/26	225	246
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/27	400	443
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/28	315	352
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,164
	Mississippi Development Bank Miscellaneous Tax Revenue	5.000%	10/15/26	450	491
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/23	2,040	2,083
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/24	4,200	4,383
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,870	6,203
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	18,814
	Mississippi GO, Prere.	5.000%	11/1/22	5,000	5,085
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,715
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/22	1,250	1,274
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/23	665	694
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	691
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	732
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	782
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	815
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	851
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	500	516
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,586
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	739
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	645
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	764
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	448
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,624
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.200%	9/1/22	9,880	9,824
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,045
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	7,417
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/22	1,620	1,643
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,087
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,323
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,085	1,164
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,500	1,609
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/22	220	222
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	620
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	776
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,434
[5]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/23	275	281
[5]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/24	400	417
[5]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/25	525	559
					132,893
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,370	1,380
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,529
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	538
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/22	350	350
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/23	750	748
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/24	2,345	2,327
	Brentwood MO COP	4.000%	10/1/24	225	232
	Brentwood MO COP	4.000%	10/1/25	210	219
69

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brentwood MO COP	4.000%	10/1/26	215	227
	Brentwood MO COP	4.000%	10/1/27	270	284
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	585	587
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,711
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	435	448
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,807
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	627
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,514
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	458
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,241
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,955
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,995
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,271
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	1,570	1,575
	Franklin County MO COP	3.000%	11/1/22	205	206
	Franklin County MO COP	3.000%	4/1/23	925	932
	Franklin County MO COP	3.000%	11/1/23	430	434
	Franklin County MO COP	3.000%	4/1/24	475	479
	Franklin County MO COP	3.000%	11/1/24	440	443
	Franklin County MO COP	4.000%	4/1/25	990	1,027
	Franklin County MO COP	4.000%	11/1/25	455	475
	Franklin County MO COP	4.000%	4/1/26	1,035	1,082
	Franklin County MO COP	4.000%	11/1/26	475	499
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,347
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	150	162
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	275
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	255	283
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	730
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	500	561
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	4,027
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	4,265	4,340
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,262
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,637
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,779
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,454
[3]	Joplin Schools GO	5.000%	3/1/28	4,855	5,452
[3]	Joplin Schools GO	5.000%	3/1/29	5,250	5,977
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	537
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	709
	Kansas City MO Appropriations Revenue	5.000%	9/1/27	1,780	1,961
	Kansas City MO Appropriations Revenue	5.000%	9/1/28	2,000	2,222
	Kansas City MO Appropriations Revenue	5.000%	9/1/29	2,235	2,502
[1,2]	Kansas City MO Appropriations Revenue TOB VRDO	0.480%	5/4/22	3,300	3,300
[1,2]	Kansas City MO Appropriations Revenue TOB VRDO	0.480%	5/4/22	1,945	1,945
	Kansas City MO GO	5.000%	2/1/23	6,640	6,794
	Kansas City MO GO	5.000%	2/1/24	3,280	3,430
	Kansas City MO GO	5.000%	2/1/25	2,890	3,080
	Kansas City MO GO	5.000%	2/1/26	3,785	4,110
	Kansas City MO GO	5.000%	2/1/27	1,680	1,855
	Kansas City MO GO	5.000%	2/1/28	1,440	1,610
	Kansas City MO GO	5.000%	2/1/29	1,175	1,331
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,015	2,139
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,044
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,330	1,347
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,410	1,428
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/23	400	410
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	415	442
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/27	2,110	2,317
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/28	2,215	2,451
	Ladue School District GO	3.000%	3/1/28	4,000	4,015
	Ladue School District GO	3.000%	3/1/29	2,950	2,946
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/22	1,725	1,734
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	3.500%	11/1/23	225	221
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,309
[1,2]	Missouri Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.480%	5/5/22	4,150	4,150
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	27,955	27,955
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	4,170	4,170
70

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,470
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	509
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,219
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	520
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	776
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,000	1,053
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	215
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,134
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,139
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	529
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,593
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	419
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	539
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,390
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	613
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	821
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	607
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,566
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,300	1,429
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	652
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	166
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,982
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	4,213
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,400	2,669
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,300
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,097
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	572
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,221
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	812
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	525
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	17,650	17,969
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	60,000	62,332
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	83,984	92,377
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,072
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,106
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,068
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/22	3,455	3,465
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,768
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	383
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,138
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,443
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/26	1,020	1,119
	Orchard Farm MO R-V School District COP	4.000%	4/1/27	175	183
	Orchard Farm MO R-V School District COP	4.000%	4/1/28	200	209
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,248
[3]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,031
[3]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,060
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	829
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,762
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,622
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,119
	St. Charles County Francis Howell R-III School District GO	4.000%	3/1/29	1,500	1,536
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/22	105	105
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	716
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/23	100	103
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	5,017
[5]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,030
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	251
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,534
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,624
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,335	1,291
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,203
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,161
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,167
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/22	1,155	1,151
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,155	1,117
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,155	1,079
71

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,155	1,041
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,155	1,004
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,155	966
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,310	1,051
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,310	1,009
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,310	966
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/22	1,335	1,330
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/24	1,335	1,247
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/27	1,335	1,116
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/28	1,515	1,216
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/30	1,515	1,117
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,320
					441,871
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	25,194
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	505
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	537
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	557
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	723
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	606
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,012
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	578
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	810
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	402
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	200	201
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	638
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,122
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	350	353
[7]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	517
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,237
[7]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	420	440
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	405
[7]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	710	768
[7]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	515	564
[7]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	688
[1,2]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	2,515	2,515
	Montana State Board of Regents College & University Revenue	5.000%	11/15/27	180	201
	Montana State Board of Regents College & University Revenue	5.000%	11/15/28	200	227
					42,800
Multiple States (2.1%)
[1,4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO, SIFMA Municipal Swap Index Yield + 0.210%	0.650%	5/6/22	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	31,150	31,150
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	70,000	70,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.490%	5/5/22	98,700	98,700
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.490%	5/5/22	34,700	34,700
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.500%	5/5/22	11,100	11,100
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.500%	5/5/22	13,500	13,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.640%	5/2/22	57,400	57,400
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.490%	5/5/22	153,400	153,400
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.490%	5/5/22	150,400	150,400
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.500%	5/5/22	75,500	75,500
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.530%	5/5/22	35,500	35,500
					736,950
Nebraska (0.6%)
[2]	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	1,020
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,732
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	209
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	54
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,571
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	606
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	105,920	108,221
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,025	1,059
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	990	1,044
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,093
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/26	2,230	2,443
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/28	1,515	1,707
[1,2]	Douglas County Educational Facilities College & University Revenue TOB VRDO	0.490%	5/5/22	2,625	2,625
72

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	137
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	106
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	871
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,181
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,017
	Douglas County NE School District No. 17 GO, Prere.	4.000%	6/15/22	6,715	6,737
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,512
	Lincoln-Lancaster County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	12/1/24	280	298
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,360
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,106
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,119
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,644
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/22	1,170	1,183
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,295
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,991
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,872
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	676
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	1,010	1,024
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	2,725	2,742
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,058
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,358
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	613
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	613
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,826
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	373
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	650	692
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	600	639
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	450	489
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,710
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	886
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	350	388
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	380	421
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,500	1,466
	Omaha NE GO	5.000%	1/15/25	375	400
	Omaha NE GO	5.000%	1/15/26	500	543
	Omaha NE Sewer Revenue	4.000%	4/1/28	1,245	1,331
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	2,775
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	5,732
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,595
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,675	2,836
	Sarpy County NE GO	5.000%	6/1/22	1,500	1,505
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,375
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,128
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,729
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	1,400	1,408
[1,2]	University of Nebraska Facilities Corp. College & University Revenue TOB VRDO	0.500%	5/5/22	2,095	2,095
					200,239
Nevada (0.9%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	790	799
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	788
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	7,543
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	4,898
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,679
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,252
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,765	1,855
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	5,922
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	10,726
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	261
	Clark County NV Electric Power & Light Revenue PUT	1.650%	1/1/36	2,500	2,489
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/22	1,715	1,725
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,096
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,230	1,320
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,230
	Clark County NV GO	5.000%	11/1/25	815	884
	Clark County NV GO	5.000%	11/1/28	375	425
	Clark County NV GO	4.000%	6/1/32	2,000	2,004
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,060	3,077
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,675	1,685
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,578
73

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	22,447
[5]	Clark County School District GO	3.000%	6/15/22	375	376
[5]	Clark County School District GO	5.000%	6/15/22	3,555	3,571
	Clark County School District GO	5.000%	6/15/22	555	557
	Clark County School District GO	5.000%	6/15/22	5,530	5,554
	Clark County School District GO	5.000%	6/15/22	1,255	1,260
[5]	Clark County School District GO	3.000%	6/15/23	365	368
	Clark County School District GO	5.000%	6/15/23	7,835	8,075
[5]	Clark County School District GO	5.000%	6/15/23	3,735	3,852
[5]	Clark County School District GO	5.000%	6/15/23	3,695	3,810
	Clark County School District GO	5.000%	6/15/23	5,820	5,998
	Clark County School District GO	5.000%	6/15/23	1,760	1,791
[5]	Clark County School District GO	3.000%	6/15/24	350	354
[5]	Clark County School District GO	4.000%	6/15/24	3,625	3,709
	Clark County School District GO	5.000%	6/15/24	3,505	3,682
	Clark County School District GO	5.000%	6/15/24	8,230	8,645
[5]	Clark County School District GO	5.000%	6/15/24	7,840	8,244
[5]	Clark County School District GO	5.000%	6/15/24	3,880	4,080
	Clark County School District GO	5.000%	6/15/24	2,415	2,537
[5]	Clark County School District GO	3.000%	6/15/25	415	420
	Clark County School District GO	5.000%	6/15/25	3,900	4,172
	Clark County School District GO	5.000%	6/15/25	1,290	1,380
	Clark County School District GO	5.000%	6/15/25	8,640	9,242
[5]	Clark County School District GO	5.000%	6/15/25	8,235	8,822
[5]	Clark County School District GO	5.000%	6/15/25	8,145	8,725
	Clark County School District GO	5.000%	6/15/25	3,550	3,797
	Clark County School District GO	5.000%	6/15/25	410	439
	Clark County School District GO	5.000%	6/15/26	6,930	7,477
	Clark County School District GO	5.000%	6/15/26	9,075	9,865
[5]	Clark County School District GO	5.000%	6/15/26	8,545	9,306
[5]	Clark County School District GO	5.000%	6/15/26	8,555	9,317
[5]	Clark County School District GO	5.000%	6/15/26	1,260	1,372
	Clark County School District GO	5.000%	6/15/26	120	130
	Clark County School District GO	5.000%	6/15/26	1,995	2,169
	Clark County School District GO	5.000%	6/15/26	1,000	1,087
[5]	Clark County School District GO	5.000%	6/15/27	1,220	1,347
[5]	Clark County School District GO	5.000%	6/15/27	1,360	1,501
	Clark County School District GO	5.000%	6/15/27	1,115	1,228
	Clark County School District GO	5.000%	6/15/27	1,000	1,094
	Clark County School District GO	5.000%	6/15/29	780	836
	Clark County Water Reclamation District GO	5.000%	7/1/25	400	431
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,043
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	1,570	1,579
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	250	251
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,406
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	850
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	793
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	656
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	641
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	163
[1,2]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.470%	5/5/22	5,000	5,000
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	462
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	271
	Las Vegas NV GO	5.000%	6/1/24	780	821
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/23	150	148
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/25	185	177
	Las Vegas NV Special Improvement District No. 816	2.250%	6/1/27	250	230
	Las Vegas NV Special Improvement District No. 816	2.500%	6/1/29	200	179
	Las Vegas Valley Water District GO	5.000%	6/1/22	250	251
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	602
	Las Vegas Valley Water District GO	5.000%	2/1/23	1,605	1,642
	Las Vegas Valley Water District GO	5.000%	2/1/24	500	523
	Las Vegas Valley Water District GO	5.000%	6/1/25	800	860
	Las Vegas Valley Water District GO	5.000%	6/1/25	475	511
	Las Vegas Valley Water District GO	5.000%	6/1/27	165	184
[1,2]	Michigan State Hospital Finance Authority Revenue GO TOB VRDO	0.470%	5/5/22	2,500	2,500
[1]	Mizuho Floater/Residual Trust Local or Guaranteed Housing Revenue TOB VRDO	0.690%	5/5/22	14,250	14,250
	Nevada COP	5.000%	4/1/26	605	626
	Nevada GO	5.000%	5/1/23	2,075	2,137
74

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nevada GO	5.000%	8/1/25	2,315	2,501
	Nevada GO	5.000%	8/1/26	2,315	2,550
	Nevada System of Higher Education College & University Revenue	5.000%	7/1/28	550	619
	North Las Vegas NV	3.500%	6/1/22	150	150
	North Las Vegas NV	3.500%	6/1/23	125	125
	North Las Vegas NV	3.500%	6/1/24	120	120
	North Las Vegas NV	3.750%	6/1/25	145	146
	North Las Vegas NV	3.750%	6/1/26	180	181
[5]	North Las Vegas NV GO	5.000%	6/1/24	2,810	2,958
[5]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,167
[5]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,381
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	534
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	544
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	774
[5]	Reno NV Sales Tax Revenue	5.000%	6/1/22	335	336
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	465
[5]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	363
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	259
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	508
	Warren County OH Electric Power & Light Revenue PUT	3.000%	6/1/22	13,140	13,150
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	314
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	373
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	939
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	414
	Washoe County School District GO	5.000%	6/1/27	125	134
					308,064
New Hampshire (0.1%)
[7]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	871
[7]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	1,017
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,487
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	276
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	927
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	250	255
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	718
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	290	295
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	834
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	300	304
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	561
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,059
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	565	568
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,070	2,091
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	925	938
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	413
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,410
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,738
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	2,005
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,874
					24,641
New Jersey (5.1%)
[3]	Atlantic City NJ GO	5.000%	3/1/23	600	614
[5]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,279
	Atlantic City NJ GO	5.000%	12/1/23	370	372
[3]	Atlantic City NJ GO	5.000%	3/1/24	300	313
[5]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,355
[3]	Atlantic City NJ GO	5.000%	3/1/25	800	850
[5]	Atlantic City NJ GO	5.000%	3/1/25	750	796
[5]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,205
[3]	Atlantic County NJ GO	3.000%	10/1/22	810	815
[3]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,625
[3]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,674
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,000	4,015
	Bergen County NJ GO	2.000%	6/1/24	460	453
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,598
	Bergen County NJ GO	2.000%	6/1/25	460	448
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,925
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,147
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,682
	Bergen County NJ Washington Township BAN GO	1.000%	7/29/22	6,231	6,224
75

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Borough of Avalon NJ BAN GO	2.000%	2/10/23	12,088	12,076
[3]	Bridgeton NJ GO	3.000%	3/1/25	810	817
	Bridgewater Township NJ BAN GO	1.000%	8/2/22	7,227	7,220
[5]	Buena Regional School District GO	2.000%	6/1/26	1,050	997
[5]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,281
[5]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,275
[5]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,268
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,700	10,724
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/24	450	463
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	572
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,060
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	680
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	459
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,141
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	3,865
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,080
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,098
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	505
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	586
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,098
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	553
	Camden County NJ BAN GO	2.000%	10/17/22	3,485	3,490
	Carteret Borough NJ BAN GO	1.250%	6/3/22	14,600	14,598
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	2,923
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	551
	Cedar Grove Township NJ BAN GO	1.250%	7/12/22	10,943	10,940
[5]	Clifton Board Of Education GO	2.000%	8/15/27	1,915	1,801
[5]	Clifton Board Of Education GO	2.000%	8/15/28	2,975	2,735
[5]	Clifton Board Of Education GO	2.000%	8/15/29	5,570	4,999
[5]	Clifton Board Of Education GO	2.000%	8/15/30	5,985	5,250
	Cranford Township NJ BAN GO	1.000%	6/24/22	4,850	4,847
[5]	Cumberland County Improvement Authority Miscellaneous Revenue (Technical High School Project), Prere.	5.000%	9/1/24	90	95
	Dover NJ BAN GO	1.250%	5/26/22	5,170	5,169
[5]	East Orange NJ GO	4.000%	9/15/26	525	553
	Evesham Township NJ BAN GO	1.000%	9/22/22	2,500	2,494
	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,592
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,070	7,047
[3]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,114
[3]	Glassboro Board of Education GO	3.000%	7/15/23	50	50
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,163
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/22	1,225	1,232
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,096
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,319
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,970
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	3,903
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	250
	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,950	3,945
[3]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,321
	Hoboken NJ GO	1.500%	9/15/22	4,540	4,537
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	891
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,173
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,131
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,536
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,568
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,238
	Hudson County NJ GO	3.000%	11/15/26	3,960	4,026
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,604
	Hudson County NJ GO	3.000%	11/15/28	9,000	9,120
[1,2]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.520%	5/5/22	6,975	6,975
[7]	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	7,500	7,563
[7]	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	7,500	7,549
	Jersey City NJ BAN GO	1.500%	6/16/22	17,700	17,708
	Leonia NJ BAN GO	1.000%	8/19/22	3,697	3,691
	Linden NJ BAN GO	1.000%	8/25/22	3,500	3,494
	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,780
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,252
76

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,207
	Mendham NJ BAN GO	1.250%	5/5/22	3,500	3,500
	Mercer County NJ Hamilton Township BAN GO	2.000%	2/14/23	18,746	18,731
	Mercer County NJ Lawrence Township BAN GO	1.000%	6/10/22	4,788	4,786
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	765	777
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	796
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	809
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	313
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	561
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,131
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	452
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,400	4,458
	Morris County NJ GO	3.000%	2/1/25	1,495	1,519
	Morris County NJ GO	3.000%	2/1/26	3,405	3,464
	Morris County NJ GO	3.000%	2/1/27	3,160	3,211
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/22	700	708
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	749
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	476
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	485
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,372
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/22	115	115
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	825	850
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	67,870	68,150
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,055	3,068
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	10,000	10,041
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	90	90
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	550	552
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,400	4,418
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/22	1,000	1,007
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,100	10,409
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	6,591
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	16,490
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	119
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,224
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	4,220	4,302
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,734
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	146
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,727
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,882
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	14,575	14,849
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	361
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	249
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	16,268
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,900	2,954
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,951
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	13,785	14,622
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	596
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	16,514
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	285	290
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	281
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	445
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,119
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	545
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	780	789
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	4,950	5,073
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	505	518
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	830	851
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	5,270	5,401
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	500	527
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	665	729
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,050	1,185
[5]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/22	2,000	2,003
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	2,883
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,187
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,183
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	7,865
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	12,433
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,627
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	27,251
77

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	5,750	6,230
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,315	1,316
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,880	1,883
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,540	2,723
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,750	2,796
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	265	265
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	870	884
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,123
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,552
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,178
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,000	5,257
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,653
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	615
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	180	194
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	900	928
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,076
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,702
[1,2]	New Jersey Economic Development Authority Lease Revenue TOB VRDO	0.470%	5/5/22	7,500	7,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	502
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,157
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,963
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,025
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	2,540	2,544
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	538
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	206
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	1,250	1,256
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/22	265	266
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	206
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	479
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,139
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,175
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,075	3,180
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,248
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	262
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,802
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,199
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,910
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	492
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	107
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	806
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,125
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,491
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,706
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	738
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	220	239
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	655
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,099
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	603
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	541
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	556
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	133
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,168
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	514
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	105
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	852
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,337
[5]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/25	165	176
[5]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/26	335	363
[5]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/27	335	368
[5]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/28	500	556
[5]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/29	325	366
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	730	734
[3]	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	3,955	4,088
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,034
	New Jersey GO	5.250%	8/1/22	510	515
	New Jersey GO	4.000%	6/1/23	19,680	20,025
	New Jersey GO	5.000%	6/1/23	745	766
	New Jersey GO	5.000%	6/1/23	1,775	1,825
78

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	5.000%	6/1/23	1,000	1,028
	New Jersey GO	5.000%	6/1/24	15,000	15,695
	New Jersey GO	2.000%	6/1/25	3,000	2,893
	New Jersey GO	5.000%	6/1/25	15,000	15,952
	New Jersey GO	2.000%	6/1/26	2,000	1,896
	New Jersey GO	5.000%	6/1/26	11,710	12,642
	New Jersey GO	5.000%	6/1/27	58,640	64,146
	New Jersey GO	2.000%	6/1/28	17,990	16,406
	New Jersey GO	5.000%	6/1/28	38,650	42,731
	New Jersey GO	5.000%	6/1/29	7,655	8,555
	New Jersey GO, Prere.	4.000%	6/1/23	1,420	1,448
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,521
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,549
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,719
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,215	2,228
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	300	302
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,270	1,278
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,509
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	704
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,000	3,093
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	248
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,694
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,068
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,147
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	315
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,081
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,739
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	150	151
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,147
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	267
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,031
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,282
[5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,537
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,605
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,834
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,359
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	4,810
[5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,917
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,782
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	967
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	731
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	540
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	617
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,541
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,728
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,928
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	11,590	12,499
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	955	985
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,095	4,119
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,555	4,582
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	500	547
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,094
[5]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	525
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	176
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,242
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,525	5,674
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	2,916
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,332
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,817
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	1,830	1,806
[4]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.640%	11/1/28	10,000	10,096
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,643
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,061
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,455
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,918
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,327
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,333
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	12,790	13,231
79

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	35,120	35,249
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,625
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	2,991
	New Jersey Rutgers State University College & University Revenue VRDO	0.310%	5/2/22	1,600	1,600
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,287
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	5,763
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	12,173
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,560
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	773
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	783
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,061
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,581
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,223
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,223
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,338
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	9,760
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	7,089
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	12,743
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	9,335	9,370
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	10,050	10,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	3,830
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,581
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,149
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	575	588
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,271
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	10,903
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,271
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,737
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	250
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,632
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,653
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	5,026
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	441
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	415	366
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	3,920
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,968
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,576
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,120	1,811
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,415	8,823
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	14,333
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	25,900	28,042
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,975	8,593
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	162
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,815	1,427
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	950	739
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,890	1,470
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,450	5,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,043
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,890	2,902
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,577
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	78
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	350	352
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,155
[5]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue (Transportation Program)	5.000%	6/15/26	13,325	13,383
[12]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,159
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	22,500
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	150	153
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,518
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	233
[13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	312
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	745
[10,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,152
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,004
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.470%	5/5/22	11,950	11,950
[1,2,3]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.470%	5/6/22	6,720	6,720
80

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	0.470%	5/6/22	27,885	27,885
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,515
[12]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,438
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	14,060	15,284
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	653
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,170	2,267
[4]	New Jersey Turnpike Authority Highway Revenue PUT, 1M USD LIBOR + 0.750%	1.069%	1/1/23	1,380	1,380
[1,2,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.500%	5/5/22	3,250	3,250
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.560%	5/5/22	6,665	6,665
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.570%	5/5/22	12,000	12,000
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,550	1,583
	Newark Board of Education GO	5.000%	7/15/22	75	76
	Newark Board of Education GO	5.000%	7/15/23	150	155
	Newark Board of Education GO	5.000%	7/15/24	250	262
[3]	Newark Board of Education GO	5.000%	7/15/25	125	134
[3]	Newark Board of Education GO	5.000%	7/15/26	150	163
[3]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,683
[3]	Newark Board of Education GO	5.000%	7/15/28	350	391
	Newark NJ GO	5.000%	10/1/22	850	861
	Newark NJ GO	5.000%	10/1/22	580	587
[5]	Newark NJ GO	5.000%	10/1/23	1,000	1,035
[5]	Newark NJ GO	5.000%	10/1/23	275	284
[5]	Newark NJ GO	5.000%	10/1/24	1,000	1,051
[5]	Newark NJ GO	5.000%	10/1/24	325	342
[5]	Newark NJ GO	5.000%	10/1/25	1,000	1,069
[5]	Newark NJ GO	5.000%	10/1/25	300	321
[5]	Newark NJ GO	5.000%	10/1/26	1,750	1,901
[5]	Newark NJ GO	5.000%	10/1/27	1,000	1,101
[5]	Newark NJ GO	5.000%	10/1/28	2,000	2,222
[8]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,195
	Ocean City NJ GO	4.000%	9/15/26	2,855	3,027
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,637
	Passaic County NJ GO	1.250%	11/1/22	700	698
[3]	Perth Amboy NJ GO	5.000%	3/15/23	300	308
[3]	Perth Amboy NJ GO	5.000%	3/15/24	250	262
[3]	Perth Amboy NJ GO	5.000%	3/15/25	250	267
[3]	Perth Amboy NJ GO	5.000%	3/15/26	250	271
[3]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,518
[3]	Perth Amboy NJ GO	5.000%	3/15/27	1,930	2,128
[3]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,424
[3]	Perth Amboy NJ GO	5.000%	3/15/28	555	620
[3]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,300
[3]	Perth Amboy NJ GO	5.000%	3/15/29	1,500	1,698
[3]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,303
	Princeton NJ GO	2.000%	8/15/24	1,490	1,474
	Rahway NJ BAN GO	1.000%	7/28/22	8,680	8,670
	Secaucus NJ BAN GO	1.000%	8/5/22	14,380	14,362
	Somerset Hills School District GO	4.000%	3/15/26	1,355	1,425
	South Harrison Township School District GO	4.000%	1/15/28	775	803
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,289
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	910
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	973
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	515
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	573
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	420
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	278
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,199
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	1,036
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,500	4,573
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,400	3,455
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,032
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,500	3,509
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,094
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,595
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	11,718
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,500	1,597
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	6,605	6,602
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,693
	Township of Livingston NJ GO	1.500%	12/14/22	1,855	1,850
81

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Township of Scotch Plains NJ GO	2.000%	12/2/22	3,100	3,103
	Township of West Caldwell NJ GO	1.500%	12/9/22	8,850	8,827
[5]	Trenton NJ GO	4.000%	7/15/22	2,080	2,091
[5]	Trenton NJ GO	4.000%	7/15/23	1,555	1,587
[5]	Trenton NJ GO	5.000%	8/1/23	705	728
[5]	Trenton NJ GO	5.000%	8/1/24	695	732
[5]	Trenton NJ GO	5.000%	8/1/25	1,650	1,771
[5]	Trenton NJ GO	2.000%	7/15/26	2,135	2,049
[5]	Trenton NJ GO	2.000%	7/15/27	1,080	1,020
[5]	Trenton NJ GO	2.000%	7/15/28	1,090	1,009
[5]	Union City NJ GO	2.250%	8/1/26	500	479
[1,2]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	0.470%	5/5/22	2,000	2,000
	Union Township Board of Education GO	5.000%	1/1/23	555	567
	Union Township Board of Education GO	5.000%	1/1/24	555	579
	Union Township Board of Education GO	5.000%	1/1/25	550	585
	Union Township Board of Education GO	5.000%	1/1/26	525	568
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,151
	Union Township Board of Education GO	5.000%	1/1/28	1,035	1,155
	Union Township Board of Education GO	5.000%	1/1/29	1,010	1,141
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,209
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,379
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,399
	Verona Township NJ BAN GO	1.000%	10/28/22	5,300	5,281
[5]	Vineland NJ GO	3.000%	10/1/27	1,225	1,229
[5]	Vineland NJ GO	3.000%	10/1/28	585	583
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,500	15,454
	Woodbridge Township NJ BAN GO	3.000%	3/17/23	43,935	44,261
	Woolwich Township NJ BAN GO	1.500%	6/1/22	11,100	11,103
					1,803,713
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	227
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	932
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	155
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,189
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	132
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	235	253
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	137
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	447
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	640	726
	Farmington NM Electric Power & Light Revenue	1.800%	4/1/29	12,580	11,123
	Farmington NM Electric Power & Light Revenue (Corners Project)	1.800%	4/1/29	17,020	15,049
	Farmington NM Electric Power & Light Revenue (Four Corners Project)	1.800%	4/1/29	15,050	13,307
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	2,465	2,215
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,767
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	40,060	41,337
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,904
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	16,903
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	11,420
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	40	41
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,250
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/26	3,000	3,292
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	3,000	3,349
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/28	3,000	3,388
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/28	3,400	3,841
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/23	110	114
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	544
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	1,475	1,588
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,712
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/25	13,765	13,810
	New Mexico GO	5.000%	3/1/28	7,105	8,024
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	225	226
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	309
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	522
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	531
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,252
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,639
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	10,594
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	1,125	1,109
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,100	81,371
82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	1,200	1,207
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	8,895	9,192
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/27	32,185	35,959
	Santa Fe County NM GO	4.000%	7/1/25	1,625	1,703
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	295
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,075	1,011
					319,096
New York (16.2%)
	Albany City School District BAN GO	1.000%	7/29/22	6,000	5,993
	Albany County NY GO	5.000%	11/1/22	965	981
	Albany NY BAN GO	2.250%	3/24/23	6,500	6,505
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/22	1,000	1,013
[5]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,057
	Amherst NY BAN GO	1.500%	11/4/22	8,000	7,990
	Amityville Union Free School District BAN GO	1.000%	6/17/22	34,112	34,094
	Amityville Union Free School District GO	1.000%	6/17/22	4,000	3,998
	Bethlehem Central School District BAN GO	1.000%	6/28/22	13,496	13,488
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	506
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	710	735
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	2,275	2,286
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	3,720	3,820
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,227
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,182
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	500	537
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	5,250	5,650
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,524
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	613
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	458
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	814
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,102
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,870
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	165	167
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,460
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	668
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	359
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	590	604
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	251
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/22	200	200
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	121
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	131
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	100
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	100
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	100
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	218
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	369
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/22	910	913
	Build NYC Resource Corp. Miscellaneous Revenue, Prere.	3.250%	8/1/25	460	469
	Cairo-Durham Central School District BAN GO	1.500%	6/29/22	6,150	6,150
	Carmel Central School District BAN GO	1.000%	6/16/22	9,420	9,415
	Carmel NY BAN GO	1.250%	9/30/22	4,000	3,994
	Central Islip Union Free School District GO	1.250%	6/24/22	8,000	7,998
	Cheektowaga-Maryvale Union Free School District BAN GO	1.500%	6/28/22	5,000	5,001
	Cold Spring Harbor Central School District GO	1.000%	6/24/22	4,500	4,498
	Commack Union Free School District GO	1.500%	6/24/22	17,400	17,405
	Connetquot Central School District of Islip BAN GO	1.250%	7/27/22	2,540	2,538
	Delaware County NY BAN GO	1.000%	5/25/22	9,900	9,897
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	104
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	970
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	106
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	188
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,079
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	217
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	217
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	865	869
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	514
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,413
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	459
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	2,123
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,750	1,905
83

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	624
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,366
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,935
	East Islip Union Free School District BAN GO	1.000%	6/28/22	35,076	35,056
	East Islip Union Free School District GO	1.000%	6/29/22	6,000	5,996
	East Syracuse-Minoa Central School District BAN GO	1.000%	6/29/22	18,500	18,489
	Enlarged City School District of the City of Troy BAN GO	1.500%	6/9/22	10,500	10,501
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/30	1,140	1,253
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/27	2,000	2,228
	Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	778
	Falconer Central School District BAN GO	1.500%	6/9/22	9,373	9,375
	Fayetteville-Manlius Central School District BAN GO	1.000%	6/29/22	8,000	7,995
	Greece Central School District BAN GO	1.000%	6/29/22	10,000	9,994
	Hempstead NY BAN GO	0.500%	10/28/22	8,600	8,554
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	650
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	329
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	289
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	812
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	818
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	932
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/22	265	266
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,474
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	282
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	302
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,666
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	323
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	343
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	363
	Hempstead Union Free School District BAN GO	1.000%	7/13/22	1,025	1,024
	Hempstead Union Free School District GO	1.000%	6/30/22	2,950	2,945
	Huntington Union Free School District GO	1.250%	6/24/22	5,350	5,349
	Indian River Central School District at Philadelphia BAN GO	1.250%	6/29/22	7,000	6,998
	Islip Union Free School District GO	1.000%	6/24/22	10,000	9,994
	Ithaca City School District BAN GO	1.500%	7/15/22	5,300	5,300
	Kinderhook Central School District BAN GO	1.000%	6/28/22	7,000	6,995
	Lancaster Central School District BAN GO	1.000%	6/10/22	7,250	7,247
	Liverpool Central School District BAN GO	1.000%	6/24/22	20,195	20,184
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	100	101
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	1,040	1,052
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,850	19,240
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/25	1,000	1,010
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	11,630	11,743
[5]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,072
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	450	454
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	47,500	46,602
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,615	57,667
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	9,020	8,524
[4]	Long Island Power Authority Electric Power & Light Revenue PUT, 1M USD LIBOR + 0.750%	1.069%	10/1/23	2,500	2,488
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	750	759
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	100	101
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	1,025	1,037
	Massapequa Union Free School District GO	1.000%	6/23/22	4,000	3,998
	Massena Central School District BAN GO	1.250%	6/30/22	9,000	8,998
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	125	133
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	440	466
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,760
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	832
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	248
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,209
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,523
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,920
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	1,020	1,123
[4]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	6/1/22	3,860	3,860
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,400	1,422
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	800	812
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	385
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,860	4,930
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,016
84

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	1,000	1,014
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/22	100	101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,455	2,493
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	5,220	5,301
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,696
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,685	1,711
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	200	203
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	3,280	3,327
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	38,410	39,838
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,215	2,297
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	622
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	908
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	550	558
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/24	1,730	1,753
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,300	6,387
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	537
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	33,702
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	6,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,664
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,948
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	16,237
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,685	3,737
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	8,425	8,974
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,812
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	29,948
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,580	4,879
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	1,039
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,173
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,628
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	746
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/26	12,105	12,304
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	21,510	21,813
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,699
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	376
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	491
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	19,441
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	269
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,890
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	4,850	5,246
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,225	3,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,256
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	1,893
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	971
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,080	2,114
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,805
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,858
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,170
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	29,640	30,166
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,090
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,175	3,226
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,180	10,322
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,175	4,249
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,825	1,845
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	96,575	96,684
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	15,705	15,867
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	62,970	64,084
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	55,525	56,360
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	23,555	24,665
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	21,137
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	35,783
[4]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	0.855%	11/1/22	1,000	998
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	3,110	3,108
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	8,745	8,738
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.988%	4/1/26	3,000	2,977
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.870%	2/1/25	9,500	9,558
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/15/22	13,500	13,503
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.518%	4/1/24	10,450	10,369
85

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.490%	5/6/22	4,000	4,000
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.350%	5/2/22	22,300	22,300
[4]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	0.581%	11/1/23	6,865	6,838
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	238
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	376
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	309
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	546
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	556
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,494
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,822
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	768
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	427
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	480	483
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	1,942
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,137
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,153
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	480
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	662
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	440
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	890
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	240	244
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	348
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,262
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	534
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,739
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	1,864
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	493
	Monticello Central School District BAN GO	1.250%	6/29/22	11,308	11,306
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	503
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	550	568
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,148
	Nassau County NY GO	5.000%	10/1/22	120	122
[5]	Nassau County NY GO	5.000%	7/1/25	1,860	1,991
[5]	Nassau County NY GO	5.000%	7/1/26	1,000	1,089
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,110	3,137
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,481
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,790
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,018
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	6,422
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	10,327
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,290	2,541
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	323
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	470
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	760
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,286
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,580
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,476
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	2,629
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,750	3,015
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,288
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	5,275
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,915	2,152
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	12,465	12,470
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,800	3,800
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/3/23	1,500	1,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	8,135	7,677
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	9,000	8,807
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	23,205	22,906
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,605	2,590
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	42,781
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,462
86

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,472
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	473
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,355
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	14,615	13,580
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	19,150	17,661
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	4,626
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,480	18,914
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	635	661
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	611
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	624
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,620
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,362
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	2,750	3,018
[13]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,409
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	20,050	21,353
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	2,000	2,188
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/28	6,480	7,118
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	5,400	6,159
	New York City Municipal Water Finance Authority Water Revenue (New York City Water & Sewer System)	5.000%	6/15/28	10,900	12,289
	New York City Municipal Water Finance Authority Water Revenue VRDO	0.640%	5/2/22	16,630	16,630
	New York City Municipal Water Finance Authority Water Revenue VRDO	0.440%	5/6/22	25,000	25,000
[1,2]	New York City NY GO TOB VRDO	0.380%	5/2/22	31,135	31,135
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.470%	5/5/22	30,000	30,000
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.470%	5/5/22	3,770	3,770
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.470%	5/5/22	4,525	4,525
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.470%	5/5/22	1,120	1,120
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.470%	5/5/22	4,320	4,320
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	3,940	3,940
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	8,760	8,760
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.460%	5/5/22	58,925	58,925
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.470%	5/5/22	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/22	4,585	4,619
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/22	45	45
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/22	40	40
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	665	669
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,235	8,905
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,063
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	890
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	1,000	1,006
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	3,000	3,344
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	500	503
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/22	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	127
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,144
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,000	4,168
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	5,885
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	575	590
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,500	9,029
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,170
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	13,518
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	7,235	7,824
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,379
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/26	570	599
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	522
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	100	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	13,204
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	9,425	10,371
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	9,766
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	13,755
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,434
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,156
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	3,888
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	2,000	2,222
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	785
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	13,940
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	14,804
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,229
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	5,574
87

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	16,000	17,836
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	742
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,271
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,344
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	28,211
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,236
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,000	3,366
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	9,688
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	7,019
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	12,400	14,109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	645	655
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,122
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	2,077
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,284
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,727
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,430
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.470%	5/5/22	3,610	3,610
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.350%	5/2/22	17,020	17,020
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.350%	5/2/22	12,825	12,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.350%	5/2/22	7,500	7,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.350%	5/2/22	70,770	70,770
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.350%	5/2/22	3,810	3,810
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	2,094
[1,2]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	0.380%	5/2/22	25,100	25,100
[1,2]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	8,125	8,125
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	2,093
	New York City Water & Sewer System Sewer Revenue VRDO	0.360%	5/2/22	1,275	1,275
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	17,981
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	1,000	1,127
[1,2]	New York City Water & Sewer System Water Revenue TOB VRDO	0.460%	5/5/22	1,600	1,600
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	13,650	13,650
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	9,600	9,600
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	1,215	1,215
	New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	10,500	10,500
	New York City Water & Sewer System Water Revenue VRDO	0.340%	5/2/22	34,440	34,440
	New York City Water & Sewer System Water Revenue VRDO	0.350%	5/2/22	10,220	10,220
[2]	New York City Water & Sewer System Water Revenue VRDO	0.360%	5/2/22	19,200	19,200
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,661
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	545
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,891
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,195	1,256
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	107
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,777
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,337
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	459
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	0.740%	5/5/22	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	889
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	0.500%	5/5/22	2,820	2,820
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	0.500%	5/5/22	1,285	1,285
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	0.500%	5/5/22	4,000	4,000
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	24,120	22,259
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	2,500	2,042
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,740	5,720
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	560
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,307
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	711
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,113
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,134
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	552
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	959
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,125
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,233
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,121
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	1,950	1,982
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	110	110
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	6,395	6,432
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.250%	10/1/51	10,000	9,875
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	5,135	5,147
88

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/22	14,715	14,849
	New York NY GO	5.000%	8/1/22	7,685	7,755
	New York NY GO	5.000%	8/1/22	1,510	1,524
	New York NY GO	5.000%	8/1/22	41,005	41,377
	New York NY GO	5.000%	8/1/22	4,050	4,087
	New York NY GO	5.000%	8/1/22	12,980	13,098
	New York NY GO	5.000%	8/1/22	6,165	6,221
	New York NY GO	5.000%	8/1/22	5,085	5,131
	New York NY GO	5.000%	8/1/22	23,580	23,794
	New York NY GO	4.000%	8/1/23	1,500	1,501
	New York NY GO	5.000%	8/1/23	1,025	1,047
	New York NY GO	5.000%	8/1/23	2,455	2,542
	New York NY GO	5.000%	8/1/23	10,030	10,387
	New York NY GO	5.000%	8/1/23	20,105	20,821
	New York NY GO	5.000%	8/1/23	14,930	15,462
	New York NY GO	5.000%	8/1/23	31,445	32,565
	New York NY GO	5.000%	8/1/23	21,030	21,779
	New York NY GO	5.000%	8/1/23	1,050	1,087
	New York NY GO	5.000%	8/1/23	890	922
	New York NY GO	5.000%	8/1/23	1,000	1,008
	New York NY GO	5.000%	12/1/23	1,000	1,043
	New York NY GO	4.000%	8/1/24	155	160
	New York NY GO	5.000%	8/1/24	720	759
	New York NY GO	5.000%	8/1/24	5,565	5,866
	New York NY GO	5.000%	8/1/24	6,330	6,672
	New York NY GO	5.000%	8/1/24	31,170	32,856
	New York NY GO	5.000%	8/1/24	3,335	3,515
	New York NY GO	5.000%	8/1/24	200	211
	New York NY GO	5.000%	8/1/24	44,605	47,018
	New York NY GO	5.000%	8/1/24	1,695	1,753
	New York NY GO	5.000%	8/1/24	1,550	1,603
	New York NY GO	5.000%	8/1/25	2,075	2,192
	New York NY GO	5.000%	8/1/25	1,745	1,858
	New York NY GO	5.000%	8/1/25	22,630	24,302
	New York NY GO	5.000%	8/1/25	49,670	53,339
	New York NY GO	5.000%	8/1/25	2,300	2,470
	New York NY GO	5.000%	8/1/25	1,755	1,814
	New York NY GO	5.000%	8/1/25	4,110	4,249
	New York NY GO	5.000%	8/1/25	3,320	3,565
	New York NY GO	5.000%	3/1/26	1,035	1,122
	New York NY GO	5.000%	8/1/26	3,425	3,738
	New York NY GO	5.000%	8/1/26	5,575	6,085
	New York NY GO	5.000%	8/1/26	100	107
	New York NY GO	5.000%	8/1/26	1,070	1,168
	New York NY GO	5.000%	8/1/26	3,185	3,476
	New York NY GO	5.000%	8/1/26	28,065	30,631
	New York NY GO	5.000%	8/1/26	3,260	3,558
	New York NY GO	5.000%	8/1/26	1,590	1,604
	New York NY GO	5.000%	8/1/26	400	403
	New York NY GO	5.000%	4/1/27	2,280	2,513
	New York NY GO	5.000%	8/1/27	5	5
	New York NY GO	5.000%	8/1/27	1,350	1,475
	New York NY GO	5.000%	8/1/27	30,000	33,219
	New York NY GO	5.000%	8/1/27	46,000	50,935
	New York NY GO	5.000%	8/1/27	5,065	5,608
	New York NY GO	5.000%	8/1/27	295	327
	New York NY GO	5.000%	4/1/28	1,500	1,673
	New York NY GO	5.000%	8/1/28	1,000	1,033
	New York NY GO	5.000%	8/1/28	22,500	25,207
	New York NY GO	5.000%	8/1/28	2,725	3,053
	New York NY GO	5.000%	8/1/28	10,455	11,713
	New York NY GO	5.000%	8/1/28	4,115	4,610
	New York NY GO	5.000%	8/1/29	12,765	14,457
	New York NY GO	5.000%	8/1/30	450	487
	New York NY GO	5.000%	8/1/30	525	552
	New York NY GO PUT	5.000%	8/1/38	30,000	30,832
[6]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,142
[1,2]	New York NY GO TOB VRDO	0.470%	5/5/22	5,950	5,950
[1,2]	New York NY GO TOB VRDO	0.470%	5/5/22	6,665	6,665
89

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York NY GO TOB VRDO	0.470%	5/5/22	4,720	4,720
[1,2]	New York NY GO TOB VRDO	0.470%	5/5/22	3,400	3,400
[2]	New York NY GO VRDO	0.330%	5/2/22	19,290	19,290
	New York NY GO VRDO	0.350%	5/2/22	9,600	9,600
	New York NY GO VRDO	0.350%	5/2/22	7,545	7,545
	New York NY GO VRDO	0.630%	5/2/22	6,550	6,550
	New York NY GO VRDO	0.640%	5/2/22	21,000	21,000
	New York NY GO VRDO	0.640%	5/2/22	7,050	7,050
	New York NY GO, Prere.	5.000%	8/1/22	9,990	10,080
	New York NY GO, Prere.	5.000%	8/1/22	1,000	1,009
	New York NY GO, Prere.	5.000%	8/1/22	8,020	8,091
	New York NY GO, Prere.	5.000%	8/1/22	4,410	4,449
[5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	2,255	2,593
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	535	546
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	550	575
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	532
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	575
	New York State Bridge Authority Highway Revenue	5.000%	1/1/27	1,055	1,162
	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,204
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/22	8,500	8,552
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	6,810
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	1,105	1,106
	New York State Dormitory Authority Appropriations Revenue	4.000%	5/15/28	200	200
	New York State Dormitory Authority College & University Revenue	4.000%	5/1/22	965	965
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	450	452
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/22	4,090	4,115
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,220	2,296
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	258
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	120	124
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	230	237
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,691
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	760
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	210
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	137
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	250	262
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	335
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	346
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,877
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	756
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	168
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	586
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	379
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,882
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,643
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	197
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	181
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	826
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	221
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	200
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	750	830
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	558
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,760	2,942
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	217
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/22	600	603
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,182
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,109
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	825	892
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	125	136
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,962
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.470%	5/5/22	4,790	4,790
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/23	20	21
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	20	22
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	103
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	40	43
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,440	2,440
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,000	1,004
90

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,018
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	524
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	711
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,548
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	1,938
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,056
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	336
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,719
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	5,535	5,743
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	323
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	874
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	189
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	724
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,125	5,361
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	318
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,095
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	442
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,785
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,270
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	790	832
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	418
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,525	2,661
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	415
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,544
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,890	3,058
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	3,001
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,276
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	414
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,913
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,495	1,573
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,385
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	770	789
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	43,255	45,350
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	460	491
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	8,390	8,971
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	3,795	4,128
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	895	973
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	45,184
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	32,683
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,645	5,060
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	24,142
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/26	940	1,033
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	5,705	5,806
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	750	820
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	980	1,084
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	3,100	3,427
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	30,031
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	5,950	6,491
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	590	628
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	3,055	3,365
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,442
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	13,000	13,525
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	30,000	33,656
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	22,025	24,969
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,253
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,124
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,670	1,827
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	15,000	15,405
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,128
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,794
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/27	4,785	5,298
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/28	12,995	14,579
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/29	11,400	12,924
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/30	13,555	15,505
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.470%	5/5/22	6,430	6,430
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	50,985	53,421
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	15,385	16,106
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	7,500	7,871
91

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	12,000	12,594
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	60,777
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,040	1,111
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	24,809
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,124
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,098
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,704
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,582
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	647
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	19,710	22,112
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,150	1,304
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/23	4,495	4,599
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/24	3,250	3,369
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	4,275	4,474
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	500
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	6,435	7,068
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,170
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	8,630	9,628
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,550	5,128
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	19,425	19,618
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	11,525	11,633
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	5,480	5,557
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	3,335	3,380
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,460	4,567
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,575	4,685
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	7,742
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	10,595	10,987
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,355
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,150	3,320
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,370
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,387
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	2,895
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,086
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	4,956
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,298
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,405
[5]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	3,500	3,775
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,310	1,328
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,400
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,324
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	971
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/26	4,070	4,470
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/27	5,250	5,857
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,854	2,094
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,532	1,752
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.470%	5/5/22	10,885	10,885
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	42,500	44,633
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	100	105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	37,485	40,158
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	5,877
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,860	1,990
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,978
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	9,373
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,105
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	5/5/22	3,365	3,365
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.470%	5/5/22	1,800	1,800
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	5
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	4,041
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	14,102
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	10,199
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	24,075
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	29,998
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/25	1,465	1,569
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/25	2,580	2,792
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/26	825	910
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/27	300	334
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/27	300	337
92

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/28	325	368
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,649
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,194
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,500	2,841
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	1,250	1,441
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,115	2,124
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	6,250	6,279
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,655	7,601
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,585	2,568
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	1,690	1,677
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,305	3,297
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	3,790	3,804
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,233
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	13,840	13,654
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	13,660	13,476
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,245
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	5,834
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,214
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,300	4,215
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,012
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,625	2,520
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	16,128
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,584
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,415
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	99
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	19,830	18,317
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	2,165	2,013
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,811
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	273
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,633
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,796
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	858
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,150	1,971
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,588
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,673
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,983
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,427
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	19,237
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	18,445	17,882
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	12,420	12,041
[1,2,5]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	0.560%	5/5/22	1,500	1,500
	New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	913
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,050	1,072
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,680
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	5,911
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	3,994
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	730
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,151
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	46,886
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	44,910	50,150
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	11,297
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.470%	5/5/22	16,970	16,970
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.500%	5/5/22	8,000	8,000
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	646
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,512
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	12,634
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,650	3,903
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	10,000	10,890
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	26,378
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	12,130	13,430
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,218
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,020	1,102
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	18,235	20,457
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,786
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.460%	5/5/22	15,765	15,765
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	12,295	12,295
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	5,150	5,150
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	5,725	5,725
93

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.470%	5/5/22	18,570	18,570
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	3,000	3,081
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,100	7,456
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/29	26,020	29,429
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	550	568
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	3,240	3,425
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	1,675	1,784
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	875	941
	Niagara Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,660	1,701
	Niagara-Wheatfield Central School District BAN GO	1.250%	6/28/22	2,190	2,190
	North Colonie Central School District BAN GO	1.000%	7/15/22	13,415	13,405
	Northport-East Northport Union Free School District GO	1.500%	6/24/22	13,660	13,662
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.490%	5/5/22	10,000	10,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.510%	5/5/22	27,000	27,000
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	976
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	970	1,048
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	911
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	930
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/22	615	618
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	336
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/23	465	478
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	358
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	504
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	538
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	606
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	674
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	1,010	1,085
[5]	Oyster Bay NY GO	2.000%	3/1/23	4,660	4,655
	Oyster Bay NY GO	4.000%	3/1/23	850	863
	Oyster Bay NY GO	4.000%	3/1/24	850	872
[3]	Oyster Bay NY GO	4.000%	11/1/24	950	980
[5]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,183
[3]	Oyster Bay NY GO	4.000%	11/1/25	750	780
[5]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,702
[5]	Oyster Bay NY GO	4.000%	3/1/26	920	959
[5]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,718
[5]	Oyster Bay NY GO	4.000%	3/1/27	820	860
	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,105
[5]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,707
[5]	Oyster Bay NY GO	4.000%	3/1/28	850	896
	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,673
[5]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,705
	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,913
	Pearl River Union Free School District BAN GO	1.250%	7/22/22	7,060	7,057
	Port Authority of New York & New Jersey CP	0.010%	5/11/22	3,630	3,630
	Port Authority of New York & New Jersey CP	0.010%	6/7/22	5,015	5,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,255	1,341
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	537
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	675	676
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,064
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.460%	5/5/22	8,290	8,290
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.470%	5/5/22	9,160	9,160
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.470%	5/5/22	8,475	8,475
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.470%	5/5/22	2,515	2,515
	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,972	33,930
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	620	659
	Salina NY BAN GO	1.500%	6/10/22	7,144	7,145
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	620
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	470
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	738
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	533
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	555
	Schalmont Central School District BAN GO	1.250%	9/1/22	6,145	6,139
	Schenectady City School District BAN GO	2.000%	7/21/22	20,900	20,923
	Schoharie County NY BAN GO	1.500%	6/17/22	6,000	6,001
	Sherrill City School District BAN GO	1.000%	6/24/22	7,780	7,775
	Skaneateles NY Central School District BAN GO	1.000%	6/29/22	15,431	15,422
	South Country Central School District at Brookhaven GO	1.250%	6/24/22	18,000	17,997
94

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Huntington Union Free School District GO	1.500%	6/24/22	11,000	11,002
	Southold NY BAN GO	1.250%	9/22/22	3,000	2,996
	St. Lawrence County Industrial Development Agency College & University Revenue PUT (Clarkson University Project)	1.550%	3/1/25	200	190
[5]	Suffolk County NY GO	5.000%	5/15/22	10,310	10,323
[3]	Suffolk County NY GO	5.000%	6/15/22	2,950	2,963
	Suffolk County NY GO	5.000%	11/1/22	7,735	7,856
	Suffolk County NY GO	5.000%	5/1/23	125	128
[5]	Suffolk County NY GO	5.000%	5/15/23	10,845	11,163
[3]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,831
	Suffolk County NY GO	5.000%	6/15/23	860	885
[7]	Suffolk County NY GO	5.000%	10/1/23	705	727
[3]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,939
	Suffolk County NY GO	5.000%	6/15/24	885	930
[7]	Suffolk County NY GO	5.000%	10/1/24	1,000	1,048
[5]	Suffolk County NY GO	4.000%	10/15/24	4,640	4,774
[5]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,100
[3]	Suffolk County NY GO	5.000%	6/15/25	2,935	3,121
	Suffolk County NY GO	5.000%	6/15/25	925	990
[7]	Suffolk County NY GO	5.000%	10/1/25	1,000	1,061
[5]	Suffolk County NY GO	4.000%	10/15/25	4,730	4,903
[3]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,416
[3]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,683
[5]	Suffolk County NY GO	5.000%	5/15/26	7,850	8,457
[3]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,160
	Suffolk County NY GO	5.000%	6/15/26	975	1,060
[7]	Suffolk County NY GO	5.000%	10/1/26	1,125	1,208
[5]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,024
[5]	Suffolk County NY GO	5.000%	11/1/26	9,160	9,934
[5]	Suffolk County NY GO	5.000%	5/15/27	3,250	3,542
[3]	Suffolk County NY GO	5.000%	6/15/27	5,915	6,453
	Suffolk County NY GO	5.000%	6/15/27	765	845
[7]	Suffolk County NY GO	5.000%	10/1/27	905	984
[5]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,533
[5]	Suffolk County NY GO	5.000%	5/15/28	3,430	3,768
	Suffolk County NY GO	5.000%	6/15/28	660	734
[7]	Suffolk County NY GO	5.000%	10/1/28	785	862
[5]	Suffolk County NY GO	5.000%	11/1/28	1,670	1,844
[3]	Suffolk County NY GO	5.000%	6/15/29	6,535	7,249
[3]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,773
	Sweet Home Central School District BAN GO	1.250%	7/7/22	6,000	5,998
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	425
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/22	365	366
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/23	950	965
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	1,010
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,057
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	466
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	471
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	474
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	483
	Tonawanda City School District BAN GO	1.500%	6/16/22	10,194	10,195
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	865
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	761
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	208
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,064
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	8,646
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	471
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	514
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	147
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	400	412
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.690%	11/15/24	15,860	15,835
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.470%	5/5/22	14,000	14,000
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.340%	5/2/22	4,950	4,950
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/28	30,000	33,394
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	24,215	27,242
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/30	15,995	18,098
95

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,250	9,126
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,180	8,870
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	24,245	26,128
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,285	19,534
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	0.500%	5/5/22	2,784	2,784
[4]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.568%	2/1/24	2,632	2,626
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/22	1,055	1,064
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	4,115	4,163
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	235	238
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,686
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,450
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	335	347
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,206
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,917
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	161
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,550
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,300	2,417
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,000	4,009
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,227
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	10,037
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,313
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,988
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,059
	Ulster County NY BAN GO	1.500%	11/17/22	12,000	11,987
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,043
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,045	1,122
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	625	652
	Vestal Central School District BAN GO	1.250%	7/28/22	8,500	8,495
	Waterloo Central School District BAN GO	1.000%	6/24/22	5,755	5,752
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,595	1,620
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,297
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,321
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	552
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,303
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	214
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,090	1,104
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,648
	Westhill Central School District GO	1.000%	6/29/22	4,450	4,447
	Williamsville Central School District GO	5.000%	6/1/23	30	31
[3,7]	Yonkers NY GO	5.000%	10/15/23	300	310
[3,7]	Yonkers NY GO	5.000%	9/1/24	500	526
[3]	Yonkers NY GO	5.000%	10/1/24	200	211
[5]	Yonkers NY GO	5.000%	3/15/25	500	532
[3,7]	Yonkers NY GO	5.000%	9/1/26	1,515	1,643
[5]	Yonkers NY GO	5.000%	3/15/27	500	546
[3,7]	Yonkers NY GO	5.000%	9/1/27	1,000	1,097
[3,7]	Yonkers NY GO	5.000%	10/15/27	1,600	1,755
[5]	Yonkers NY GO	5.000%	3/15/28	400	441
[3,7]	Yonkers NY GO	5.000%	9/1/28	750	830
[3,7]	Yonkers NY GO	5.000%	10/15/28	1,000	1,107
[3,7]	Yonkers NY GO	5.000%	9/1/29	750	837
[3,7]	Yonkers NY GO	5.000%	10/15/29	1,785	1,992
[5]	Yonkers NY GO	5.000%	9/1/30	4,365	4,650
					5,684,083
North Carolina (1.0%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,132
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	215
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/26	465	508
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/27	605	673
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	301
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	155
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	142
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	300	330
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	139
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,031
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,199
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	475
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	662
96

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte NC GO	5.000%	7/1/27	1,990	2,096
	Charlotte NC GO, Prere.	5.000%	7/1/22	11,140	11,207
[1,2]	Charlotte NC Lease (Appropriation) Revenue COP TOB	0.500%	5/5/22	186	185
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,645
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	133
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	1,961
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	692
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,660	1,825
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,795	1,999
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	3,099
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	3,260	3,715
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	23,564
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	9,500	10,031
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,626
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	6,000	6,678
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	3,125	2,788
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	679
[1,5]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/27	495	541
[1,5]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/28	520	573
[1,5]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/29	540	601
	Forsyth County NC GO	4.000%	3/1/28	4,125	4,444
	Guilford County NC GO	5.000%	3/1/25	18,880	20,247
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	301
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	383
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	459
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	392
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/26	1,000	1,097
	Holly Springs NC GO	5.000%	6/1/27	1,000	1,121
	Mecklenburg County NC GO	5.000%	9/1/22	150	152
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	348
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	398
	Moore County NC Appropriations Revenue	5.000%	6/1/26	390	428
	Moore County NC Appropriations Revenue	5.000%	6/1/27	365	407
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	396
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	1,020	1,035
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,235
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,237
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,538
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	8,321
	North Carolina Appropriations Revenue	5.000%	3/1/27	2,750	3,030
	North Carolina Appropriations Revenue	5.000%	3/1/28	2,750	3,068
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/23	250	254
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	149
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	296
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.950%	7/1/34	25,000	24,991
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	8,500	8,551
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	8,714
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	8,658
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,635	1,745
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	3,915	4,368
[1,2]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.470%	5/5/22	920	920
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,315	4,383
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	8,175	8,318
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	5,330	5,257
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	6,795	6,886
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,105	1,112
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	916
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	74
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	190	192
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	815
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	1,959
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	110
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	203
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	947
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,259
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	253
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	129
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	209
97

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	479
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,534
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	241
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	127
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	224
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	764
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	894
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,689
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	577
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	831
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	924
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	613
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,017
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	362
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	320	309
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,264
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	11/25/22	9,830	9,830
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	945	980
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	1,000	1,065
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,250	1,332
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	890	949
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	102
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,510	2,707
[1,2]	North Carolina State Housing Finance Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	0.470%	5/5/22	8,785	8,785
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	1,934
[5]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,323
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,310
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	585
[4]	University of North Carolina at Chapel Hill College & University Revenue PUT, 1M USD LIBOR + 0.125%	0.430%	11/9/22	5,000	4,983
[4]	University of North Carolina at Chapel Hill College & University Revenue PUT, 1M USD LIBOR + 0.400%	0.705%	11/9/22	11,425	11,402
[4]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.125%	0.430%	11/9/22	25,250	25,164
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	312
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	424
	Wake County NC GO	5.000%	3/1/24	1,000	1,048
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	472
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	507
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	537
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	591
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	631
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	456
					336,583
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,808
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	83
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	79
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	112
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	146
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,362
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,196
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	1,170	1,183
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	8,680	8,895
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.640%	7/1/24	1,710	1,710
[5]	University of North Dakota COP	5.000%	6/1/24	825	866
	West Fargo ND GO	4.000%	5/1/23	500	509
	West Fargo ND GO	4.000%	5/1/25	350	364
	West Fargo ND GO	4.000%	5/1/26	500	526
	West Fargo ND GO	4.000%	5/1/27	425	446
					22,285
Ohio (2.5%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,664
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	650	674
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	343
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,475	3,485
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	213
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	268
98

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	538
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	458
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	408
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	679
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	716
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	777
[7]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	783
	Akron OH GO	5.000%	12/1/25	1,035	1,097
	Akron OH Income Tax Revenue	4.000%	12/1/22	350	355
	Akron OH Income Tax Revenue	4.000%	12/1/23	350	360
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	362
	Akron OH Income Tax Revenue	4.000%	12/1/24	365	378
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	419
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	492
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	654
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	986
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	862
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,535
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	554
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,690
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,057
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,775	3,807
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	407
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,307
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	572
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	16,577
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,233
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	26,825
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,153
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,765
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,420
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	13,715	13,718
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/6/22	6,000	6,000
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	3,485	3,485
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,500	1,601
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,184
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	14,687
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,067
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	4,010
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,492
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	104
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/26	340	369
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	441
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	446
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	564
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,431
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	435
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	387
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,095	9,675
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	846
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,302
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,802
	Bowling Green State University College & University Revenue	5.000%	6/1/23	175	180
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	341
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	5,020	5,379
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	415	449
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	24,250	24,346
[12]	Butler County OH GO	5.250%	12/1/26	2,000	2,152
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,587
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,077
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	3,954
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,319
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,984
[3]	Celina City School District GO	4.000%	12/1/23	165	169
[3]	Celina City School District GO	5.000%	12/1/26	250	274
[3]	Celina City School District GO	5.000%	12/1/27	220	245
[3]	Celina City School District GO	5.000%	12/1/28	245	275
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	403
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	428
99

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	667
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,024
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,640
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	527
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,017
	Cincinnati City School District COP	5.000%	12/15/22	1,365	1,393
[1,2,5,11]	Cincinnati City School District GO TOB VRDO	0.470%	5/5/22	5,000	5,000
	Cincinnati OH GO	5.000%	12/1/22	300	306
	Cincinnati OH GO	4.000%	12/1/26	290	306
	Cincinnati OH GO	5.000%	12/1/26	6,175	6,832
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	428
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,710
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	422
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	503
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	216
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	311
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,125
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	1,887
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,142
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	546
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,377
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,075
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	105
	Cleveland OH GO	5.000%	12/1/22	3,595	3,665
	Cleveland OH GO	2.000%	12/1/23	375	373
	Cleveland OH GO	4.000%	12/1/24	300	311
	Cleveland OH GO	5.000%	12/1/24	1,000	1,063
	Cleveland OH GO	2.000%	12/1/25	300	292
	Cleveland OH GO	3.000%	12/1/25	190	193
	Cleveland OH GO	4.000%	12/1/25	700	735
	Cleveland OH GO	5.000%	12/1/25	410	445
	Cleveland OH GO	3.000%	12/1/26	680	692
	Cleveland OH GO	4.000%	12/1/26	800	849
	Cleveland OH GO	2.000%	12/1/27	460	438
	Cleveland OH GO	3.000%	12/1/27	1,480	1,507
	Cleveland OH GO	2.000%	12/1/28	615	576
	Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,610	1,612
	Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	269
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	256
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	205
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	239
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	311
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	290
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	212
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	210
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	246
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	189
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	238
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	317
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	159
	Cleveland OH Income Tax Revenue	4.000%	10/1/27	240	256
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	400	428
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	556
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/22	1,975	1,991
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	160
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	137
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	172
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	196
[3]	Cloverleaf Local School District COP	3.000%	12/1/23	360	364
[3]	Cloverleaf Local School District COP	3.000%	12/1/25	230	233
[3]	Cloverleaf Local School District COP	4.000%	12/1/26	270	286
[3]	Cloverleaf Local School District COP	4.000%	12/1/27	250	265
[3]	Cloverleaf Local School District COP	4.000%	12/1/28	220	234
	Columbus City School District GO	5.000%	12/1/24	100	106
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	221
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	312
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	260
	Columbus OH GO	5.000%	4/1/25	2,500	2,682
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	235	235
100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	463
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	489
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	267
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	586
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,204
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	10
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	9,893
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	261
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,820
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	596
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	3,785
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	4,764
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	5,896
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,243
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,096
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,043
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	558
[3]	Cuyahoga Falls City School District GO	3.000%	12/1/25	1,205	1,225
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	398
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	720
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	417
[1,2]	Cuyahoga OH COP TOB VRDO	0.540%	5/6/22	4,100	4,100
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,723
	Dayton Metro Library GO	4.000%	12/1/25	635	668
	Dayton Metro Library GO	4.000%	12/1/26	635	675
	Dublin OH GO	3.000%	12/1/23	1,025	1,038
	Fairborn City School District GO	4.000%	12/1/25	200	210
	Fairborn City School District GO	4.000%	12/1/27	175	186
	Fairborn City School District GO	4.000%	12/1/28	180	192
	Fairborn City School District GO	4.000%	12/1/29	175	188
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	269
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	273
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	400	403
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	408
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	417
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	216
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	436
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	1,009
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,054
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,103
[1,2]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	0.500%	5/5/22	10,200	10,200
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,621
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	500	501
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	989
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,629
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	546
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	20,030
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	664
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	4,678
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,471
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,401
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,371
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	3,712
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,851
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,621
[3]	Hillsdale Local School District COP	4.000%	12/1/24	625	647
[3]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,200
[3]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	1,847
[3]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	1,954
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,762
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,021
[1,2]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.500%	5/5/22	20,080	20,080
	Kent State University College & University Revenue	4.000%	5/1/22	3,015	3,015
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,114
	Kenton City School District GO	4.000%	11/1/23	160	164
	Kenton City School District GO	4.000%	11/1/24	190	197
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,595	1,611
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	815	843
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	1,034
101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,171
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,423
	Lakewood OH Income Tax Revenue	1.750%	3/16/23	4,250	4,235
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	31,020	32,427
	Lebanon City School District GO	2.000%	12/1/22	100	100
	Lebanon City School District GO	2.000%	12/1/23	170	169
	Lebanon City School District GO	3.000%	12/1/24	170	172
	Lebanon City School District GO	3.000%	12/1/25	170	173
[3]	Lorain OH GO	4.000%	12/1/22	300	304
[3]	Lorain OH GO	4.000%	12/1/24	250	259
[3]	Lorain OH GO	4.000%	12/1/26	350	368
[3]	Lorain OH GO	4.000%	12/1/27	350	370
[3]	Lorain OH GO	4.000%	12/1/28	280	296
[14]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	18,414
	Mahoning County OH Sewer Revenue	2.000%	12/1/22	200	200
	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	199
	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	127
	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	101
[7]	Miami University OH College & University Revenue	5.000%	9/1/23	850	879
[7]	Miami University OH College & University Revenue	5.000%	9/1/24	335	353
[7]	Miami University OH College & University Revenue	5.000%	9/1/25	390	418
	Miami University OH College & University Revenue	5.000%	9/1/26	700	763
[7]	Miami University OH College & University Revenue	5.000%	9/1/26	410	446
	Miami University OH College & University Revenue	5.000%	9/1/27	575	634
[7]	Miami University OH College & University Revenue	5.000%	9/1/27	190	210
	Miami University OH College & University Revenue	5.000%	9/1/28	800	892
[7]	Miami University OH College & University Revenue	5.000%	9/1/28	260	291
[7]	Miami University OH College & University Revenue	5.000%	9/1/29	270	306
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	73
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	108
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	542
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	554
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	329
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	676
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	386
[3]	Midview Local School District COP	4.000%	11/1/25	700	726
[3]	Midview Local School District COP	4.000%	11/1/26	1,305	1,364
[3]	Midview Local School District COP	4.000%	11/1/27	500	526
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	186
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	168
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,159
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	426
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	4,004
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	812
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,310
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	740
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,512
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,645
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	664
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	698
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.490%	5/5/22	3,750	3,750
[3]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/23	100	104
[3]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	177
[3]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	220
[3]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	244
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,000	12,359
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	1,125	1,159
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,597
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,774
	Ohio Appropriations Revenue	5.000%	12/1/26	630	696
	Ohio Appropriations Revenue	5.000%	12/15/26	750	829
	Ohio Appropriations Revenue	5.000%	12/1/27	700	784
	Ohio Appropriations Revenue	5.000%	12/15/27	1,500	1,683
	Ohio Appropriations Revenue	5.000%	12/15/28	1,500	1,707
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	333
	Ohio Department of Administrative Services COP	5.000%	9/1/25	675	728
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,066
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	554
	Ohio GO	5.000%	6/15/24	425	448
102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	4.000%	3/1/25	5,000	5,079
	Ohio GO	5.000%	5/1/25	340	365
	Ohio GO	5.000%	6/15/25	12,150	12,454
	Ohio GO	5.000%	6/15/25	340	366
	Ohio GO	4.000%	2/1/26	7,905	7,958
	Ohio GO	5.000%	6/15/27	625	697
	Ohio GO	5.000%	5/1/28	3,000	3,389
	Ohio GO	5.000%	9/15/28	7,470	8,484
	Ohio GO	5.000%	5/1/31	1,115	1,186
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	5,130	5,463
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	142
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,700	1,808
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,077
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	157
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	546
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	324
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,600	4,016
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,150	4,685
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	7,166
	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	0.630%	5/2/22	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.630%	5/2/22	8,500	8,500
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.630%	5/2/22	10,875	10,875
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/22	540	540
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,032
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,161
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,629
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	270
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	275
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	375	408
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	450	491
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	425	465
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,241
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,441
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,329
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	375
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	416
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	435
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/22	305	307
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	413
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	769
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	276
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	107
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	429
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/23	1,170	1,219
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,399
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	4,753
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/22	4,620	4,708
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/23	2,565	2,674
	Ohio Higher Educational Facility Commission CP	0.000%	5/11/22	32,150	32,150
	Ohio Higher Educational Facility Commission CP	0.000%	5/11/22	17,495	17,495
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	164
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	708
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	769
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	187
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	936
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	193
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,004
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	198
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,000
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	417
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	995
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.340%	5/2/22	22,110	22,110
	Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	802
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	890	903
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,000	1,014
	Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,730	1,821
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,280
	Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,300	2,494
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,642
103

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	2,185	2,377
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,257
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,288
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,467
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,210	3,554
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/34	1,000	1,013
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/26	750	818
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/27	1,000	1,110
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/28	750	845
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,612
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,644
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,178
	Ohio Lease Revenue	5.000%	4/1/23	800	822
	Ohio Lease Revenue	5.000%	4/1/24	650	683
	Ohio Lease Revenue	5.000%	4/1/25	815	872
	Ohio Special Obligation Revenue	5.000%	10/1/22	550	558
	Ohio Special Obligation Revenue	5.000%	10/1/22	1,060	1,075
	Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,093
	Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,310
	Ohio Special Obligation Revenue, Prere.	5.000%	10/1/22	750	761
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,063
	Ohio State University College & University Revenue	4.000%	6/1/31	1,250	1,269
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.470%	5/5/22	5,750	5,750
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,520	1,567
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,785	1,873
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,250	1,333
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/27	1,325	1,434
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,482
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	4,057
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,870	3,215
[1,2]	Ohio Turnpike & Infrastructure Commission Highway Revenue TOB VRDO	0.540%	5/5/22	4,960	4,960
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,097
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,306
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	75	86
	Princeton City School District GO	5.000%	12/1/22	700	714
	Princeton City School District GO	5.000%	12/1/23	1,350	1,408
	Princeton City School District GO	5.000%	12/1/25	815	867
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	356
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	519
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	553
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	674
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	624
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	549
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,071
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	978
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,033
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	777
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	744
	South-Western City School District GO	5.000%	12/1/23	1,095	1,142
	State of Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	225	235
[5]	Toledo OH GO	5.000%	12/1/25	1,435	1,551
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,664
	Toledo OH Water System Water Revenue	5.000%	11/15/25	1,785	1,934
	Toledo OH Water System Water Revenue	5.000%	11/15/26	2,140	2,361
	Toledo OH Water System Water Revenue	5.000%	11/15/27	2,360	2,645
	Toledo OH Water System Water Revenue	5.000%	11/15/28	2,705	3,074
	University of Akron College & University Revenue	5.000%	1/1/24	955	995
	University of Akron College & University Revenue	5.000%	1/1/24	535	557
	University of Akron College & University Revenue	5.000%	1/1/25	2,845	3,006
	University of Akron College & University Revenue	5.000%	1/1/26	480	509
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,133
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,769
	University of Toledo College & University Revenue	5.000%	6/1/22	2,480	2,487
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,084
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	262
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	866
[3]	Wright State University College & University Revenue	5.000%	5/1/24	545	572
[3]	Wright State University College & University Revenue	5.000%	5/1/26	515	560
[3]	Wright State University College & University Revenue	5.000%	5/1/27	545	601
104

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,725
[5]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,339
					890,220
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/26	3,500	3,689
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/27	9,000	9,550
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/28	2,200	2,343
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,043
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,032
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/22	1,700	1,705
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	3,769
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,375	2,402
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,216
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,030	1,098
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/25	1,795	1,929
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,367
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,444
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,825	1,843
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,015
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,313
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,133
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,155	2,221
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	715	733
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	2,050	2,117
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,600	1,664
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	1,600	1,673
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	2,650	2,780
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,305
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	530
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,046
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	3,015
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/28	1,650	1,834
	Oklahoma State University College & University Revenue	5.000%	9/1/23	180	186
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	201
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	217
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,021
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	135
	Oklahoma State University College & University Revenue	5.000%	9/1/26	2,450	2,680
	Oklahoma State University College & University Revenue	5.000%	9/1/26	285	312
	Oklahoma State University College & University Revenue	5.000%	9/1/27	3,765	4,172
	Oklahoma State University College & University Revenue	5.000%	9/1/27	450	499
	Oklahoma State University College & University Revenue	5.000%	9/1/28	460	517
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	500	525
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	208
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	650	676
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	287
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/22	1,000	1,003
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,102
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,159
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,114
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,097
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,076
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,051
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/22	2,145	2,170
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	855	865
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	549
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,665
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,851
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,051
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	11,921
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	12,150
	University of Oklahoma College & University Revenue	4.000%	7/1/22	200	201
	University of Oklahoma College & University Revenue	4.000%	7/1/23	265	271
	University of Oklahoma College & University Revenue	4.000%	7/1/24	285	293
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,510	1,611
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,259
105

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of Oklahoma College & University Revenue	5.000%	7/1/25	290	309
University of Oklahoma College & University Revenue	5.000%	7/1/26	1,620	1,756
University of Oklahoma College & University Revenue	5.000%	7/1/26	815	883
University of Oklahoma College & University Revenue	5.000%	7/1/27	435	478
University of Oklahoma College & University Revenue	5.000%	7/1/28	500	545
University of Oklahoma College & University Revenue	5.000%	7/1/28	455	505
				131,380
Oregon (0.4%)
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	800
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	557
Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	370
Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	819
Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	724
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	217
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	330
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	335
Deschutes Public Library District GO	4.000%	6/1/24	285	295
Deschutes Public Library District GO	4.000%	6/1/26	775	821
Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,551
Deschutes Public Library District GO	4.000%	6/1/28	1,175	1,258
Forest Grove OR College & University Revenue	5.000%	5/1/22	350	350
Forest Grove OR College & University Revenue	5.000%	5/1/26	335	359
Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,373
Hillsboro School District No. 1J GO	5.000%	6/15/23	500	516
Hillsboro School District No. 1J GO	4.000%	6/15/25	575	602
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	5,800	5,097
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	11,987
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	322
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	606
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	554
Metro OR GO	5.000%	6/1/23	2,805	2,893
Metro OR GO	5.000%	6/1/25	3,330	3,585
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/23	40	41
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,362
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,472
Oregon GO	2.000%	8/1/25	2,545	2,496
Oregon GO	5.000%	11/1/25	1,500	1,628
Oregon GO	5.000%	8/1/27	1,495	1,672
Oregon GO, Prere.	5.000%	5/1/23	5,560	5,723
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	680	688
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,220	4,241
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,575	3,663
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	454
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	325
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	313
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/22	750	752
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	696
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,120	13,594
Oregon State Lottery Revenue	5.000%	4/1/26	130	136
Oregon State Lottery Revenue	5.000%	4/1/26	835	893
Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,610
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,000	5,138
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	470	483
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/22	1,470	1,491
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,673
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,793
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,510
Port of Morrow OR GO	4.000%	6/1/22	110	110
Port of Morrow OR GO	4.000%	12/1/22	135	137
Port of Morrow OR GO	4.000%	6/1/23	150	153
Port of Morrow OR GO	4.000%	12/1/23	100	102
Port of Morrow OR GO	4.000%	6/1/24	160	164
Port of Morrow OR GO	4.000%	12/1/24	160	165
Port of Morrow OR GO	4.000%	6/1/25	165	171
Port of Morrow OR GO	4.000%	12/1/25	150	156
Port of Morrow OR GO	4.000%	6/1/26	170	177
Port of Morrow OR GO	4.000%	12/1/26	170	178
Port of Morrow OR GO	4.000%	6/1/27	535	560
Port of Morrow OR GO	4.000%	12/1/27	240	252
106

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,158
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,100
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,021
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,437
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	4,061
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,500	2,813
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	2,880	3,262
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,302
	Portland Community College District GO	5.000%	6/15/24	1,125	1,185
	Portland OR GO	5.000%	6/1/23	2,180	2,250
	Portland OR GO	5.000%	6/1/24	1,795	1,893
	Portland OR GO	5.000%	6/1/24	590	622
	Portland OR GO	5.000%	6/1/25	1,900	2,046
	Portland OR Water System Water Revenue	5.000%	5/1/25	6,500	6,972
	Portland OR Water System Water Revenue	5.000%	5/1/26	5,095	5,574
	Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	5,751
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	102
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	113
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	120
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,103
	Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	390
	Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	586
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	5.000%	9/1/25	2,710	2,937
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	50	53
	Washington County OR GO	5.000%	3/1/29	900	976
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	2,000	1,879
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,465	1,449
	Yamhill County School District No. 40 McMinnville GO	5.000%	6/15/23	40	41
					156,689
Pennsylvania (4.4%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,496
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,598
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	246
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,807
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/22	1,000	1,007
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	130	130
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	689
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	503
[7]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/25	580	604
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	1,015	1,020
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	522
[7]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,961
[4]	Allegheny County Higher Education Building Authority College & University Revenue PUT, 70% of SOFR + 0.290%	0.486%	8/1/27	3,765	3,714
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	75	76
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,375	2,436
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,140	1,175
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	2,175	2,253
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,241
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	10,118
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,562
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	112
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	10,217
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,544
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	717
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,163
[4,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.7%	1.000%	5/15/27	90,910	90,910
[4,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.37%	1.000%	11/15/23	1,500	1,500
[4,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.42%	1.000%	11/15/24	1,000	1,000
[4,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.48%	1.000%	11/15/25	5,195	5,195
[4,7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.58%	1.000%	11/15/26	2,000	2,000
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	928
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	218
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	447
107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	419
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/22	75	75
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	102
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	274
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	167
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	690
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/27	680	754
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/28	715	804
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	683
[3]	Allentown City School District GO	5.000%	2/1/24	1,105	1,150
[3]	Allentown City School District GO	5.000%	2/1/25	955	1,012
[3]	Allentown City School District GO	3.000%	2/1/28	100	99
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	460	476
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	911
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	1,005
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/27	1,950	2,081
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/28	2,345	2,514
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,500
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	610	610
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	300	306
[5]	Altoona PA Sewer GO	5.000%	12/1/24	150	159
[5]	Altoona PA Sewer GO	5.000%	12/1/25	250	269
[5]	Altoona PA Sewer GO	5.000%	12/1/26	250	274
[3]	Armstrong School District GO	3.000%	3/15/25	575	577
[3]	Armstrong School District GO	3.000%	3/15/26	875	877
[3]	Beaver County PA GO	5.000%	4/15/24	1,090	1,136
[3]	Beaver County PA GO	5.000%	4/15/25	1,435	1,522
	Bensalem Township School District GO	3.000%	6/1/23	115	116
	Bensalem Township School District GO	3.000%	6/1/24	500	505
	Bensalem Township School District GO	4.000%	6/1/25	430	449
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	1,236
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	607
	Bethel Park School District GO	5.000%	8/1/22	540	545
	Bethel Park School District GO	5.000%	8/1/23	850	880
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.538%	11/1/25	2,025	2,004
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.538%	11/1/25	2,470	2,445
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.538%	11/1/25	1,990	1,970
	Bethlehem Area School District GO	5.000%	11/15/25	1,970	2,132
	Bethlehem Area School District GO	5.000%	11/15/26	4,165	4,592
	Bethlehem Area School District GO	5.000%	11/15/27	3,400	3,803
	Bethlehem Area School District GO	5.000%	11/15/28	4,105	4,655
[5]	Bethlehem PA GO	5.000%	12/1/23	295	307
[5]	Bethlehem PA GO	5.000%	12/1/24	290	308
[5]	Bethlehem PA GO	5.000%	12/1/25	700	758
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	514
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	519
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	525
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	550
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,165
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	486
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,072
[3]	Bristol Township School District GO	3.000%	6/1/24	100	101
[3]	Bristol Township School District GO	4.000%	6/1/26	100	105
[3]	Bristol Township School District GO	4.000%	6/1/28	200	212
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/22	485	487
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	413
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	436
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	450	464
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	486
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	606
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	814
[7]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	854
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	209
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	264
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	586
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	589
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	323
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	454
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	2,010
108

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/22	605	606
[3]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	525
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,156
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,076
[3]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,760
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,072
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,058
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,121
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,266
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	715
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,377
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	1,963
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,850
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	426
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,073
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,090
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/22	1,120	1,127
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,219
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	407
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	410
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	441
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	400
[5]	Coatesville School District GO	5.000%	8/1/22	2,070	2,088
[5]	Coatesville School District GO	5.000%	8/1/23	3,735	3,860
[5]	Coatesville School District GO, ETM	5.000%	8/1/22	210	212
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	258
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,838
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	669
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	544
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,724
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,785	1,790
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	2,797
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,131
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	258
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	315
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	535
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	13,360
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	20,700
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	20,000	20,741
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	5,029
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	34,782
[5]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	13,397
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	137
[5]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	6,196
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	3,076
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,410	1,427
[1,2]	Commonwealth of Pennsylvania GO TOB VRDO	0.470%	5/5/22	10,000	10,000
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,000	3,009
[5]	Cornell School District GO	4.000%	9/1/24	500	514
[1]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,256
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	274
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,642
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,195
	Dauphin County PA GO	5.000%	11/15/27	500	563
	Delaware County Authority College & University Revenue	5.000%	8/1/22	400	404
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	101
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	423
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	118
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	818
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	260
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	279
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	310	312
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	2,015	2,209
[1,2]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	0.510%	5/5/22	11,260	11,260
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	10,440
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	16,252
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	13,659
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	3,635	3,707
109

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.840%	3/1/26	10,995	10,906
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SOFR + 0.490%	0.671%	3/1/27	10,470	10,357
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.970%	9/1/23	3,625	3,620
[12]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	14,425	16,297
[1,2]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	16,095	16,095
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,820	1,829
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	515
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	245	252
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,388
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	2,026
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	382
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	690
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,572
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	684
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	867
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	350	382
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	937
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	391
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	1,005
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	423
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,560	1,670
	Ephrata Area School District GO	4.000%	3/1/27	2,735	2,900
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,904
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	381
[5]	Erie School District GO	5.000%	4/1/23	315	323
[5]	Erie School District GO	5.000%	4/1/25	475	504
[5]	Erie School District GO	5.000%	4/1/26	575	621
[3,12]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	1,914
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	514
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	515
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	570	589
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	671
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,000	14,044
[5]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,184
[5]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,480
	Hempfield Township PA GO	4.000%	10/15/23	75	77
	Hempfield Township PA GO	4.000%	10/15/24	100	104
	Hempfield Township PA GO	4.000%	10/15/25	150	157
	Hempfield Township PA GO	4.000%	10/15/26	100	106
	Hempfield Township PA GO	4.000%	10/15/27	100	106
	Hempfield Township PA GO	4.000%	10/15/28	240	256
	Kennett Consolidated School District GO	4.000%	2/15/24	500	514
[3]	Kiski Area School District GO	4.000%	3/1/23	350	356
[3]	Kiski Area School District GO	5.000%	3/1/24	275	288
[3]	Kiski Area School District GO	5.000%	3/1/25	265	283
[3]	Kiski Area School District GO	5.000%	3/1/26	250	272
[3]	Kiski Area School District GO	5.000%	3/1/27	810	894
[3]	Kiski Area School District GO	5.000%	3/1/28	420	469
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	733
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	526
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,261
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	558
[3]	Lackawanna County PA GO	4.000%	3/15/23	265	269
[3]	Lackawanna County PA GO	4.000%	3/15/24	310	318
[3]	Lackawanna County PA GO	4.000%	3/15/25	300	311
[3]	Lackawanna County PA GO	4.000%	3/15/26	400	418
[3]	Lackawanna County PA GO	4.000%	3/15/27	500	527
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	705	692
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	568
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,122
	Lancaster County PA GO	4.000%	11/1/23	125	128
	Lancaster County PA GO	4.000%	11/1/24	255	263
	Lancaster County PA GO	4.000%	11/1/25	280	292
	Lancaster County PA GO	4.000%	11/1/26	325	341
	Lancaster County PA GO	4.000%	11/1/27	500	526
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	2,750	2,777
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/22	915	917
110

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	712
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,338
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	177
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	156
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	140	145
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	242
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	237
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	322
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	241
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	893
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	349
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	755
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	491
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	686
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	502
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	562
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	568
	Lancaster IDA College & University Revenue	5.000%	7/1/26	340	370
[5]	Lancaster PA GO	4.000%	11/1/25	940	985
[5]	Lancaster PA GO	4.000%	11/1/26	2,410	2,547
[5]	Lancaster PA GO	4.000%	11/1/27	2,605	2,773
[5]	Lancaster PA GO	5.000%	11/1/27	1,290	1,403
[5]	Lancaster PA GO	4.000%	11/1/28	2,700	2,882
[5]	Lancaster School District GO	4.000%	6/1/22	530	531
[5]	Lancaster School District GO	5.000%	6/1/23	200	206
[5]	Lancaster School District GO	4.000%	6/1/24	365	376
[5]	Lancaster School District GO	4.000%	6/1/25	320	333
[5]	Lancaster School District GO	5.000%	6/1/25	200	214
[5]	Lancaster School District GO	4.000%	6/1/26	430	452
[5]	Lancaster School District GO	5.000%	6/1/26	520	568
[5]	Lancaster School District GO	4.000%	6/1/27	500	531
[5]	Lancaster School District GO	5.000%	6/1/27	200	222
	Lansdale Borough PA GO	4.000%	10/1/22	250	252
	Lansdale Borough PA GO	4.000%	10/1/23	300	307
	Lansdale Borough PA GO	4.000%	10/1/24	275	285
	Lansdale Borough PA GO	2.000%	10/1/25	650	633
	Lansdale Borough PA GO	2.000%	10/1/26	300	289
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	187
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	156
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	156
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	182
[5]	Lebanon County PA GO	4.000%	10/15/27	200	213
[5]	Lebanon County PA GO	4.000%	10/15/28	200	214
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	253
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	517
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	392
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	277
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	300
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	935
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	470
[1,2]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.690%	5/5/22	5,000	5,000
	Lehigh County IDA Industrial Revenue PUT	1.800%	8/15/22	1,840	1,837
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	7,603	7,588
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	553
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	888
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,175
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,073
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,139
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,632
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,040
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,403
[5]	Luzerne County PA GO	5.000%	12/15/22	750	765
[5]	Luzerne County PA GO	5.000%	12/15/23	750	781
[5]	Luzerne County PA GO	5.000%	12/15/23	750	781
[5]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,582
[5]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,055
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	537
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	561
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,341
111

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,769
[7]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,833
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,741
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,745
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,380	1,396
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	791
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	1,927
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,250
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	341
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	521
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	832
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	846
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	455
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	363
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	396
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,400
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,588
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,670
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,052
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,067
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,061
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,070	1,071
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	326
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	750	800
	Montgomery PA County GO	5.000%	1/1/27	2,920	3,244
[3]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,372
[3]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,098
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	210
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	159
	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	532
	North Penn Water Authority Water Revenue	4.000%	11/1/28	440	472
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	0.900%	11/1/23	860	859
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	1.000%	11/1/24	630	631
[5]	North Pocono School District GO	4.000%	9/15/28	1,580	1,698
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	5.000%	7/1/27	1,000	1,006
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	3,885	3,924
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,262
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue	5.000%	3/1/28	480	500
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,002
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	705	717
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	546
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	528
[3]	Northeastern School District/York County GO	2.000%	9/1/22	125	125
[3]	Northeastern School District/York County GO	2.000%	9/1/23	165	164
[3]	Northeastern School District/York County GO	1.000%	9/1/24	100	94
	Northern York County School District GO	4.000%	11/15/26	1,880	1,982
	Northern York County School District GO	4.000%	11/15/28	820	874
	Norwin School District GO	5.000%	4/1/24	305	320
	Norwin School District GO	5.000%	4/1/26	1,305	1,418
	Norwin School District GO	5.000%	4/1/27	2,420	2,667
	Norwin School District GO	5.000%	4/1/28	2,545	2,860
[5]	Octorara Area School District GO	4.000%	4/1/24	375	386
[5]	Octorara Area School District GO	4.000%	4/1/26	750	787
	Penn Delco School District GO	4.000%	6/1/25	180	187
	Penn Delco School District GO	4.000%	6/1/26	150	157
	Penn Delco School District GO	4.000%	6/1/27	200	210
	Penn Delco School District GO	4.000%	6/1/28	445	469
	Penn Delco School District GO	4.000%	6/1/29	350	372
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	500	505
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	373
112

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,311
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	314
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	453
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,955
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	425
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	536
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	180	186
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	529
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	673
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,656
[7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	481
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	848
[7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	547
[4,7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.000%	5/15/27	21,300	21,300
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	7,335	7,335
[4,7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	1.000%	11/15/24	1,370	1,370
[4,7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	1.000%	11/15/25	1,755	1,755
[4,7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	1.000%	11/15/26	1,825	1,825
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	12,092
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/22	5,010	5,083
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,419
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,495
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	183
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,493
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	4,220	4,442
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,615
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	263
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	186
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	4,510	4,845
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,746
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	500	541
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	1,018
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	596
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,086
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	4,671
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	658
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	761
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,052
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	3,635	3,635
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	750	757
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,101
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,169
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,279
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,490
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,320
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	941
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,275
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,134
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.200%	10/1/22	275	274
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	165	162
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	160	156
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	208
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	121
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	228
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	138
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,068
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	216
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	270
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	119
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	201
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	136
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,220
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	440
113

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	274
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	165
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,103
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	138
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	399
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	362
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	278
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	559
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,532
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	279
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,256
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	293
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	362
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	7,785	7,919
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,815	3,770
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	2,125	2,095
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	21,775	21,214
[7]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	9,475	9,815
[1,2]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	7,300	7,300
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.500%	5/5/22	3,340	3,340
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	339
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	241
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	358
	Pennsylvania State University College & University Revenue	5.000%	3/1/26	710	773
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,313
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,159
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,000	1,126
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,935	2,157
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,100	1,260
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,000	1,126
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	110
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/22	34,980	35,081
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	509
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	326
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	9,473
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	29,368
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	690
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	677
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,093
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	576
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	264
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	936
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,657
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,580	1,684
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,214
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	3,762
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	70	76
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	806
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	922
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	271
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,362
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,317
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,851
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	689
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,103
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	551
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	551
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,480	2,729
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	811
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	360
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,142
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,414
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	558
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	865
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,000	1,107
114

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	593
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	564
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	840
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	6,095	6,590
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,124
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,089
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,650	2,806
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,325	1,395
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.570%	5/5/22	6,910	6,910
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	1.040%	12/1/23	8,000	8,001
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	1.140%	12/1/23	11,750	11,758
[1,2,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.350%	5/2/22	2,600	2,600
[1,2,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.350%	5/2/22	7,500	7,500
	Pequea Valley School District GO	1.000%	5/15/22	225	225
	Pequea Valley School District GO	2.000%	5/15/23	100	100
	Pequea Valley School District GO	3.000%	5/15/24	115	116
	Pequea Valley School District GO	4.000%	5/15/27	185	195
	Pequea Valley School District GO	4.000%	5/15/28	150	159
	Peters Township School District Washington County GO	4.000%	9/15/23	190	194
	Peters Township School District Washington County GO	5.000%	1/15/24	125	130
	Peters Township School District Washington County GO	5.000%	9/15/24	150	158
	Peters Township School District Washington County GO	5.000%	1/15/25	200	212
	Peters Township School District Washington County GO	5.000%	9/15/25	250	269
	Peters Township School District Washington County GO	5.000%	1/15/26	275	297
	Peters Township School District Washington County GO	5.000%	9/15/26	185	202
	Peters Township School District Washington County GO	5.000%	1/15/27	275	302
	Peters Township School District Washington County GO	5.000%	9/15/27	625	694
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	175
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	176
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	840
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	348
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	363
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/22	1,920	1,920
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	354
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	668
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	5,859
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,075
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	1,972
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,582
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	2,733
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	191
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,552
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,609
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,624
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,068
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,347
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	11,009
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,733
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,144
[5]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	862
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,115	3,156
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,048
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	962
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,177
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,438
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,412
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	654
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	247
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,006
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,837
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	7,486
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	900
[5]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,460
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/22	1,020	1,026
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	989
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	680
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	820
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,160	1,256
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,039
115

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,400	1,536
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,005	1,102
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	2,155	2,391
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,055	1,171
	Philadelphia PA GO	5.000%	8/1/22	4,810	4,853
	Philadelphia PA GO	5.000%	8/1/22	7,500	7,566
	Philadelphia PA GO	5.000%	8/1/22	1,660	1,675
	Philadelphia PA GO	5.000%	8/1/22	2,615	2,638
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,752
	Philadelphia PA GO	5.000%	8/1/25	4,800	5,155
	Philadelphia PA GO	5.000%	5/1/26	2,860	3,111
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,382
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,521
	Philadelphia PA GO	5.000%	5/1/27	2,705	2,986
	Philadelphia PA GO	5.000%	5/1/28	2,500	2,792
	Philadelphia PA GO	5.000%	8/1/28	250	268
	Philadelphia PA GO	5.000%	8/1/29	250	275
	Philadelphia PA GO, Prere.	5.250%	1/15/24	200	210
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	529
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,305	5,517
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	443
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,063
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,425	1,516
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,547
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	4,116
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,835	2,030
	Philadelphia School District GO	5.000%	9/1/22	4,000	4,046
	Philadelphia School District GO	5.000%	9/1/22	6,445	6,518
	Philadelphia School District GO	5.000%	9/1/22	1,035	1,047
	Philadelphia School District GO	5.000%	9/1/22	6,750	6,827
	Philadelphia School District GO	5.000%	9/1/23	6,450	6,674
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,477
	Philadelphia School District GO	5.000%	9/1/23	2,820	2,918
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,349
	Philadelphia School District GO	5.000%	9/1/24	310	325
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,050
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,111
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,153
	Philadelphia School District GO	5.000%	9/1/25	1,825	1,950
	Philadelphia School District GO	5.000%	9/1/26	2,690	2,920
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,629
[5,11]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,619
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,504
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,750
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Hotel Occupancy Tax Revenue	5.000%	2/1/26	3,030	3,054
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	898
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,743
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,910	1,971
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,152
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	4,050	4,416
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	2,857
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	520
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	531
	Pittsburgh PA GO	5.000%	9/1/23	420	435
	Pittsburgh PA GO	5.000%	9/1/24	520	550
	Pittsburgh School District GO	5.000%	9/1/26	2,010	2,217
[5]	Pittsburgh School District GO	5.000%	9/1/26	480	531
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	14,360	14,527
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	297
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	15,792
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	144
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	18,113
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	287
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	741
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	711
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	1,000	1,094
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	960	1,065
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	1,715	1,903
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	807
116

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.090%	12/1/23	9,730	9,738
[3]	Plum Boro School District GO	3.300%	9/15/29	100	100
[5]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,706
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,757
[5]	Reading School District GO	5.000%	3/1/24	665	694
	School District of Philadelphia GO	5.000%	9/1/28	275	306
	Scranton PA School District GO	5.000%	6/1/22	2,150	2,156
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	260
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	316
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	337
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	995
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,062
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	836
[5]	Shenandoah Valley School District GO	4.000%	8/1/27	885	938
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	48
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/23	135	139
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	109
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	175
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	172
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	326
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	236
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	277
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.370%	5/2/22	14,100	14,100
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,795	2,942
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	376
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	516
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	522
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	796
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,154
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,275	2,479
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	908
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	729
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	760	805
[5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/23	740	751
[5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/24	900	923
[5,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/25	2,180	2,249
[5,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/26	2,265	2,358
[5,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/27	2,380	2,491
[5,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,151
[5,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/29	685	761
[3]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,559
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	519
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,060
	State Public School Building Authority College & University Revenue	5.000%	5/1/22	1,050	1,050
[3]	State Public School Building Authority College & University Revenue	5.000%	6/15/22	1,160	1,165
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	448
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	300	307
[3]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,662
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	300	310
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	314
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	200
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	425
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	481
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,080
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	798
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	783
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,320
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	831
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,265
[3]	State Public School Building Authority College & University Revenue	5.000%	6/15/33	1,885	1,893
[3]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,072
[5]	State Public School Building Authority Lease (Non-Terminable)	5.000%	6/1/22	1,000	1,003
[5]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	5,000	5,455
[5]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	250	272
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/28	1,000	1,101
	Twin Valley School District GO	3.000%	4/1/27	1,000	1,008
	Twin Valley School District GO Class B	3.000%	4/1/29	500	498
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	554
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,153
117

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	790
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,156
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,090
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	20,978
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.800%	2/15/24	25,210	25,288
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	280	282
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	440
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	678
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	703
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	75	75
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	127
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	386
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	483
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	294
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	270	298
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	335
[8]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,867
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,378
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	140
	Westmoreland County PA GO	5.000%	8/15/28	890	996
[3]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,228
[3]	Woodland Hills School District GO	4.000%	9/1/26	600	626
[3]	Woodland Hills School District GO	4.000%	9/1/27	630	662
[3]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,294
[3]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,351
[3]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,437
					1,562,856
Puerto Rico (0.7%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	28,251	28,591
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	11,703	10,641
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	20,037	20,698
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	28,807	30,517
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	22,390	24,086
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	910	914
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	1,305	1,313
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	270	276
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,505	1,536
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	4,180	4,267
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	1,805	1,808
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	715
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,439
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	112
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	148
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	305
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	369
[13]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	15
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	3,505	3,566
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,665	3,806
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	4,200	4,435
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	8,630	9,250
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	13,419
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	3,519
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	450
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	249
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	12,728	11,953
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	60,313	51,514
					229,911
Rhode Island (0.3%)
	Cranston RI BAN GO	1.000%	8/23/22	1,750	1,748
[5]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	513
[5]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	533
	Providence RI GO	5.000%	1/15/23	240	245
	Providence RI GO	5.000%	1/15/24	250	259
	Providence RI GO	5.000%	1/15/25	250	263
	Providence RI GO	5.000%	1/15/26	250	267
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	6,172
118

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,206
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,440	3,600
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	9,386
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	503
[5]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/22	11,705	11,716
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	610	618
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	450	456
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	200	203
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	467
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	664
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	311
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	432
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	396
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	709
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,173
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	426
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	459
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	485
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	164
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	167
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	544
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	163
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	393
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	414
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,510	2,513
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,500	2,522
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,795	2,870
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,800	2,870
[3]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	750	790
[3]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	630	690
[3]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/28	1,500	1,695
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/22	290	290
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	221
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	247
[5]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	215
[5]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	219
	Rhode Island Health and Educational Building Corp. Private Schools Revenue	5.000%	10/1/28	1,300	1,463
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	7,800	7,685
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	308
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	282
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	555
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,545	9,415
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	3,215	3,231
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/22	140	142
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	159
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	216
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	275
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	273
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/22	2,615	2,620
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,771
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,551
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	1,885	1,862
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	329
					110,334
South Carolina (1.3%)
	Beaufort County School District GO	5.000%	3/1/28	5,330	6,013
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	1,380	1,435
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	10,000	10,411
[1,2]	Charleston School Educational Excellence Finance Corp. Lease Revenue TOB VRDO	0.490%	5/5/22	3,625	3,625
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	573
	County Square Redevelopment Corp. Intergovernmental Agreement Revenue BAN	3.000%	3/3/23	9,000	9,074
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	915
	Georgetown County School District GO	5.000%	3/1/27	4,085	4,539
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/27	1,530	1,707
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/28	1,970	2,230
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/24	500	515
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/27	200	221
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/30	325	370
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,055	1,055
119

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,000
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,915	1,933
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,623
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,199
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,348
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	2,035
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,328
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,597
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	4,865
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	5,150
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,018
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	559
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	2,001
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	752
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	776
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/22	1,240	1,257
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,416
	Oconee County School District GO	5.000%	3/1/25	475	509
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	63,495	64,415
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	8,736
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,317
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,576
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,660	1,671
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	783
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,213
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,042
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,634
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	1,600	1,691
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	8,401
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	6,093
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	4,056
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,996
	Richland County SC School District No. 2 GO	5.000%	3/1/24	250	262
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,133
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	194
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,043
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	141
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	175
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	336
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,153
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,348
	South Carolina GO	4.000%	4/1/23	425	433
[1,2]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	15,055	15,055
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,048
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,975
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,034
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,462
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	515
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	910
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	444
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	1,903
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	1,909
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	297
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	26,974
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	7,520	7,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	8/1/22	1,500	1,510
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,552
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/22	55	56
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	60	63
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	391
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	70	74
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	196
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	269
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	367
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	339
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	328
120

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,109
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	666
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	595	660
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	667
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,121
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	537
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,000	11,301
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,979
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/22	90	92
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	105	109
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	115	122
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,063
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,982
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	962
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	276
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	10,264
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	7,641
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,207
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	591
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	542
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,615	3,766
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	634
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	10,817
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	11,638
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,381
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	619
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	260	281
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	189
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	615	617
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	995	998
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	525	527
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	585	587
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,040	1,043
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	602
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,380	1,384
[14]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,695	2,736
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	5,685	5,847
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,705	5,685
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	5,078
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,050	7,328
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	17,523
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,155
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	16,790	18,471
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,623
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	385
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	631
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	523
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	370	385
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	532
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	614
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,098
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	306
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	796
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	218
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,950	2,146
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,977
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,446
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,029
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	788
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	802
	York County SC GO	5.000%	4/1/25	3,825	4,014
					462,192
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	2,785	2,871
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	980	1,010
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	770
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,173
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,069
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,232
121

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,285	1,299
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	140	142
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	407
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	544
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	776
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	197
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,052
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	209
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	535
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	510
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	183
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	776
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	817
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,049
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,022
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	8,048
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	5,090	5,174
				35,865
Tennessee (1.8%)
Bedford County TN GO	5.000%	6/1/27	2,665	2,960
Bedford County TN GO	5.000%	6/1/28	2,805	3,159
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,066
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,729
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/22	2,015	2,039
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	602
Dyer County TN GO	3.000%	6/1/27	1,400	1,426
Franklin TN GO	5.000%	6/1/27	1,810	2,027
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,272
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	928
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,250	4,369
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,315	4,428
Hamilton County TN GO	5.000%	1/1/25	685	731
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	950	994
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,140
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/24	50	52
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/26	50	54
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	145	147
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,500	1,538
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,416
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,303
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,784
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,991
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,530
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,086
Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,478
Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	600	664
Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/27	435	489
Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	709
Memphis TN GO	5.000%	4/1/26	2,515	2,691
Memphis TN GO	5.000%	5/1/26	5,130	5,617
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/26	675	745
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/27	775	867
Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,163
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	325	320
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	171
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	150	150
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	194
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	193
Metropolitan Government of Nashville & Davidson County TN CP	0.010%	5/10/22	12,500	12,500
Metropolitan Government of Nashville & Davidson County TN CP	0.010%	6/1/22	17,500	17,497
Metropolitan Government of Nashville & Davidson County TN CP	0.010%	6/8/22	15,000	14,999
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	19,511
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	25,194
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,615
122

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	350	376
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	10,000	11,200
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/22	3,945	3,969
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	46,420	47,978
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	14,485	14,971
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,065
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	920
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,025	1,124
	Montgomery County TN GO	4.000%	4/1/25	500	507
	Montgomery County TN GO	5.000%	6/1/25	1,100	1,183
	Montgomery County TN GO	5.000%	6/1/26	1,725	1,889
	Montgomery County TN GO	5.000%	6/1/27	2,275	2,533
	Montgomery County TN GO	5.000%	6/1/28	2,175	2,461
[6]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,244
[6]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,270
	Putnam County TN GO	5.000%	4/1/27	2,840	3,160
	Putnam County TN GO	5.000%	4/1/28	2,985	3,372
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,245
[5]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.360%	5/2/22	36,655	36,655
	Sullivan County TN GO	5.000%	5/1/22	2,745	2,745
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,071
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/22	335	337
[2]	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	215	218
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	375	380
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	326
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	357
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	512
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	513
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	617
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	566
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,174
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,894
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,304
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,999
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,428
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	71,495	74,480
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	59,440	60,426
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	13,390	13,529
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	106
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,825	5,933
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	2,925
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	129
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	6,885
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	131
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	186
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	426
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	214
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	2,270	2,416
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,080
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,374
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	104,255	105,098
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	16,595	16,916
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	0.250%	7/1/22	7,940	7,940
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	395	400
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	2,115	2,151
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	875	888
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,670	2,683
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,895	4,837
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	7,250	7,116
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	5,065	5,133
	Washington County TN GO	4.000%	6/1/23	2,050	2,092
	Wilson County TN GO	5.000%	4/1/24	3,420	3,592
					637,187
Texas (9.6%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	5,657
	Alamo Community College District GO	5.000%	8/15/24	12,260	12,964
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,901
123

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Aldine Independent School District GO	5.000%	2/15/25	350	374
[18]	Aledo Independent School District GO	5.000%	2/15/26	835	911
[18]	Alief Independent School District GO	5.000%	2/15/25	2,595	2,774
[18]	Alief Independent School District GO	5.000%	2/15/26	1,300	1,416
[18]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,047
[18]	Allen Independent School District GO	5.000%	2/15/25	1,170	1,248
[18]	Alvin TX Independent School District GO	5.000%	2/15/26	400	436
[18]	Alvin TX Independent School District GO	5.000%	2/15/27	250	278
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	500	564
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	50	54
[18]	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,820
[18]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,226
	Amarillo TX GO	4.000%	2/15/27	1,750	1,858
	Amarillo TX GO	4.000%	2/15/28	1,825	1,957
	Amarillo TX GO	4.000%	2/15/29	1,900	2,050
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	335	338
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	155	157
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	195
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	343
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	209
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	430
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	210
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	218
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	458
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	577
[1,2,18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.470%	5/5/22	3,360	3,360
	Arlington TX GO	4.000%	8/15/23	2,925	2,996
	Arlington TX GO	5.000%	8/15/24	2,925	3,096
	Arlington TX GO	5.000%	8/15/24	2,795	2,959
	Arlington TX GO	5.000%	8/15/25	2,925	3,164
	Arlington TX GO	5.000%	8/15/26	2,920	3,223
	Arlington TX GO	5.000%	8/15/27	1,040	1,166
[18]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,428
[18]	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,435
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	925
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,475
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,313
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,194
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/27	2,205	2,443
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	254
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	232
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	313
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,338
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,338
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	912
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,637
	Austin Community College District GO	5.000%	8/1/27	1,700	1,897
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	1,000	1,009
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	207
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	211
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	275
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,089
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	760
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,116
[18]	Austin Independent School District GO	5.000%	8/1/24	1,360	1,435
[18]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,953
[18]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,392
[18]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,621
[18]	Austin Independent School District GO	5.000%	8/1/26	575	630
[18]	Austin Independent School District GO	5.000%	8/1/28	2,500	2,819
[18]	Austin Independent School District GO	5.000%	8/1/29	3,950	4,512
	Austin Independent School District GO	5.000%	8/1/29	4,455	5,096
	Austin TX GO	5.000%	9/1/22	11,740	11,880
	Austin TX GO	5.000%	9/1/25	500	506
	Austin TX GO	5.000%	9/1/28	13,635	15,418
	Austin TX Utility System Revenue	0.010%	5/10/22	4,162	4,162
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	501
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	102
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	3,390	3,739
124

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	4,325	4,770
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/27	2,500	2,796
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	1,500	1,701
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	501
[18]	Bastrop Independent School District GO	5.000%	2/15/27	1,910	2,122
[18]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,123
[18]	Bastrop Independent School District GO	5.000%	2/15/29	2,265	2,580
[18]	Beaumont Independent School District GO	5.000%	2/15/23	3,945	4,043
[18]	Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,351
[18]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,662
	Bedford TX GO	5.000%	2/1/23	2,635	2,695
	Bedford TX GO	5.000%	2/1/24	2,775	2,899
	Bedford TX GO	5.000%	2/1/25	2,920	3,111
	Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,581
	Bexar County TX GO	5.000%	6/15/24	350	369
	Bexar County TX GO	5.000%	6/15/24	1,020	1,075
	Bexar County TX GO	5.000%	6/15/25	1,560	1,678
	Bexar County TX GO	5.000%	6/15/26	2,240	2,456
	Bexar County TX GO	5.000%	6/15/27	1,175	1,310
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	875	884
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,955
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	9,500	10,765
[18]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,088
[18]	Brazosport Independent School District GO	5.000%	2/15/26	1,775	1,932
[18]	Brazosport Independent School District GO	5.000%	2/15/27	505	560
[18]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,503
[18]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,469
[18]	Burleson Independent School District GO PUT	2.500%	8/1/22	2,500	2,506
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/26	800	881
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	895
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	947
[18]	Canyon Independent School District GO	5.000%	2/15/26	3,540	3,854
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,186
	Carrollton TX GO	5.000%	8/15/26	1,225	1,346
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,875	2,945
[18]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	497
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	740	791
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,636
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	3,090
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,238
[1]	Celina TX Special Assessment Revenue	2.875%	9/1/27	213	198
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,577
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,193
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	119
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	157
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	133
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	398
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,330
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	23,655	25,041
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	353
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	751
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,650	1,808
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	4,700	4,865
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,350	1,379
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	500	538
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	8,365	8,321
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	104
[12]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/22	1,920	1,913
[18]	Clear Creek Independent School District GO	5.000%	2/15/24	440	461
[18]	Clear Creek Independent School District GO	5.000%	2/15/25	675	722
[18]	Clear Creek Independent School District GO	5.000%	2/15/25	325	348
[18]	Clear Creek Independent School District GO	5.000%	2/15/26	700	764
[18]	Clear Creek Independent School District GO	5.000%	2/15/28	1,250	1,410
[18]	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,495
[18]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,337
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	356
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	448
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	470	504
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	730	793
125

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	546
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	327
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	518
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	340
[18]	Clint Independent School District GO	5.000%	8/15/25	1,505	1,625
	College Station TX GO	5.000%	2/15/23	1,735	1,778
	College Station TX GO	5.000%	2/15/24	3,655	3,828
	Collin County Community College District GO	5.000%	8/15/24	115	122
	Collin County Community College District GO	5.000%	8/15/25	1,760	1,902
	Collin County Community College District GO	5.000%	8/15/26	2,775	3,058
	Collin County Community College District GO	5.000%	8/15/27	3,680	4,125
	Collin County Community College District GO	5.000%	8/15/28	1,035	1,175
	Collin County TX GO	5.000%	2/15/26	2,225	2,426
	Collin County TX GO	5.000%	2/15/27	1,335	1,482
	Collin County TX GO	5.000%	2/15/28	1,000	1,125
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,495	1,526
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,694
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,122
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/27	1,835	2,018
[18]	Comal Independent School District GO	5.000%	2/1/27	4,385	4,851
[18]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,752
[18]	Conroe Independent School District GO	5.000%	2/15/25	4,490	4,799
[18]	Conroe Independent School District GO	5.000%	2/15/26	3,570	3,893
[18]	Conroe Independent School District GO	5.000%	2/15/27	5,535	6,029
	Conroe TX GO	5.000%	11/15/24	1,415	1,504
[18]	Coppell Independent School District GO	5.000%	8/15/22	1,000	1,010
[18]	Coppell Independent School District GO	5.000%	8/15/25	5,995	6,482
	Corpus Christi TX GO	5.000%	3/1/26	1,800	1,956
	Corpus Christi TX GO	5.000%	3/1/26	70	75
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,606
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	535
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/24	400	422
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	1,500	1,536
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	2,480	2,649
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	2,140	2,286
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,000	1,068
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	4,000	4,354
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,330	1,448
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,250	1,361
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	170	188
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	3,939
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	230	255
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,000	1,108
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,695	4,155
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,185	1,333
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	625	712
[18]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,750	5,746
[18]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,615	5,612
[18]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,625	10,619
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,815	8,356
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,970	12,294
[18]	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/23	965	989
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	143
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	637
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,088
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	292
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	750	813
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26	1,045	1,154
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,194
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,467
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	25	27
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,220
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	185	201
	Dallas College GO	5.000%	2/15/25	3,270	3,482
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,353
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,023
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	140
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,160	2,284
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	8,421
126

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	12,011
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,591
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	5,259
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,200	1,329
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,000	1,121
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,500	1,681
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,822
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	930	1,054
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,709
	Dallas Independent School District GO	0.010%	7/1/22	7,000	6,996
[18]	Dallas Independent School District GO	5.000%	2/15/23	10,275	10,526
[18]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,742
[18]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,242
[18]	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,190	1,199
[18]	Dallas Independent School District GO, Prere.	4.000%	8/15/22	2,860	2,881
[3]	Dallas TX GO	5.000%	2/15/23	3,400	3,485
[3]	Dallas TX GO	5.000%	2/15/23	10,875	11,145
	Dallas TX GO	5.000%	2/15/24	6,280	6,574
	Dallas TX GO	5.000%	2/15/24	7,700	8,061
	Dallas TX GO	5.000%	2/15/25	5,000	5,332
	Dallas TX GO	5.000%	2/15/25	7,700	8,211
	Dallas TX GO	5.000%	2/15/26	3,410	3,708
	Dallas TX GO	5.000%	2/15/26	17,465	18,990
	Dallas TX GO	5.000%	2/15/26	5,375	5,844
	Dallas TX GO	5.000%	2/15/26	5,105	5,551
	Dallas TX GO	5.000%	2/15/27	7,605	8,397
	Dallas TX GO	5.000%	2/15/27	5,375	5,935
	Dallas TX GO	5.000%	2/15/27	5,100	5,631
	Dallas TX GO	5.000%	2/15/28	5,540	6,189
	Dallas TX GO	5.000%	2/15/29	3,805	4,292
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/22	4,095	4,136
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/23	2,435	2,519
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,630
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	3,140
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,236
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,101
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,350
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,887
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	545	591
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,510	2,715
[18]	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,885	1,874
[18]	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,616
[18]	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,098
[18]	Del Valle Independent School District GO	5.000%	6/15/27	1,000	1,115
[18]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,130
[18]	Denison Independent School District GO	5.000%	8/1/25	255	275
	Denton County TX GO	5.000%	7/15/24	515	544
	Denton County TX GO	5.000%	7/15/25	1,670	1,797
	Denton County TX GO	5.000%	7/15/26	1,855	2,029
	Denton County TX GO	4.000%	7/15/33	2,575	2,681
[18]	Denton Independent School District GO	0.000%	8/15/22	5,000	4,981
[18]	Denton Independent School District GO	5.000%	8/15/24	2,850	3,014
[18]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,249
[18]	Denton Independent School District GO PUT	2.000%	8/1/24	5,685	5,569
[18]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	610	600
	Denton TX GO	5.000%	2/15/24	1,430	1,499
[18]	Dickinson Independent School District GO	4.000%	2/15/27	2,125	2,262
[18]	Dickinson Independent School District GO	5.000%	2/15/28	1,115	1,256
[18]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,109
[18]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,250	2,198
[18]	Donna TX Independent School District GO	5.000%	2/15/24	250	262
[18]	Donna TX Independent School District GO	5.000%	2/15/25	500	535
[18]	Donna TX Independent School District GO	5.000%	2/15/26	500	546
[18]	Dripping Springs TX Independent School District GO	5.000%	2/15/26	1,525	1,594
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	729
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/26	2,000	2,203
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/28	1,100	1,248
[18]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,039
[18]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,275
127

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Eanes Independent School District GO	5.000%	8/1/26	2,470	2,719
	Ector County Hospital District GO	5.000%	9/15/22	210	212
	Ector County Hospital District GO	5.000%	9/15/24	445	462
	Ector County Hospital District GO	5.000%	9/15/25	250	263
	Ector County Hospital District GO	5.000%	9/15/26	700	742
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,140
[18]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,122
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,541
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,864
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,119
	El Paso TX GO	5.000%	8/15/22	400	404
	El Paso TX GO	5.000%	8/15/22	435	440
	El Paso TX GO	5.000%	8/15/22	2,860	2,890
	El Paso TX GO	5.000%	8/15/23	255	264
	El Paso TX GO	5.000%	8/15/23	300	311
	El Paso TX GO	5.000%	8/15/23	410	425
	El Paso TX GO	5.000%	8/15/24	135	143
	El Paso TX GO	5.000%	8/15/24	350	370
	El Paso TX GO	5.000%	8/15/24	480	507
	El Paso TX GO	5.000%	8/15/24	500	528
	El Paso TX GO	5.000%	8/15/25	685	738
	El Paso TX GO	5.000%	8/15/25	2,210	2,380
	El Paso TX GO	5.000%	8/15/25	1,005	1,082
	El Paso TX GO	5.000%	8/15/26	1,010	1,106
	El Paso TX GO	5.000%	8/15/26	1,110	1,216
	El Paso TX GO	5.000%	8/15/26	685	750
	El Paso TX GO	5.000%	8/15/26	535	586
	El Paso TX GO	5.000%	8/15/26	535	586
	El Paso TX GO	5.000%	8/15/27	715	795
	El Paso TX GO	5.000%	8/15/27	50	53
	El Paso TX GO	5.000%	8/15/27	400	445
	El Paso TX GO	5.000%	8/15/27	300	334
	El Paso TX GO	5.000%	8/15/27	1,200	1,334
	El Paso TX GO	5.000%	8/15/28	435	490
	El Paso TX GO	5.000%	8/15/28	400	451
	El Paso TX GO	5.000%	8/15/28	450	507
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	3,095	3,304
[18]	Forney Independent School District GO	5.000%	8/15/25	1,010	1,091
[18]	Forney Independent School District GO	5.000%	8/15/26	1,000	1,101
[18]	Forney Independent School District GO	5.000%	8/15/27	875	978
[18]	Forney Independent School District GO	5.000%	8/15/28	585	663
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	580	585
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	613
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	35
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	257
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	327
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	641
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	65
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	169
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,308
	Fort Bend County TX GO	5.000%	3/1/24	190	199
	Fort Bend County TX GO	5.000%	3/1/24	500	524
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,980
	Fort Bend County TX GO	5.000%	3/1/25	200	214
	Fort Bend County TX GO	5.000%	3/1/25	500	535
	Fort Bend County TX GO	5.000%	3/1/26	425	464
	Fort Bend County TX GO	5.000%	3/1/26	720	785
	Fort Bend County TX GO	5.000%	3/1/27	250	278
	Fort Bend County TX GO	5.000%	3/1/27	500	555
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	205
[1,2]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	0.520%	5/5/22	3,050	3,050
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	524
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/25	1,250	1,338
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/26	1,000	1,091
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/27	500	555
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,124
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/29	250	284
[18]	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	2,793
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,415
128

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,078
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	160	172
[18]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,469
[18]	Fort Bend Independent School District GO	5.000%	8/15/26	760	834
[18]	Fort Bend Independent School District GO	5.000%	8/15/26	250	274
[18]	Fort Bend Independent School District GO	5.000%	8/15/27	600	670
[18]	Fort Bend Independent School District GO PUT	1.950%	8/1/22	14,535	14,534
[18]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,985	2,811
[18]	Fort Worth Independent School District GO	5.000%	2/15/23	850	871
[18]	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,749
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,208
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	2,058
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,346
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,646
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,499
[18]	Fort Worth Independent School District GO	5.000%	2/15/27	965	1,051
	Fort Worth TX GO	5.000%	3/1/25	4,535	4,844
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,294
	Fort Worth TX GO	5.000%	3/1/27	4,530	5,004
	Fort Worth TX GO	5.000%	3/1/27	2,210	2,441
	Fort Worth TX GO	4.000%	3/1/28	3,680	3,925
	Fort Worth TX GO	5.000%	3/1/28	1,430	1,602
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,068
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	4,737
[18]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,459
[18]	Friendswood Independent School District GO	5.000%	2/15/25	120	128
[18]	Friendswood Independent School District GO	4.000%	2/15/27	625	666
[18]	Friendswood Independent School District GO	4.000%	2/15/28	645	693
[18]	Frisco Independent School District GO	5.000%	8/15/24	1,535	1,551
[18]	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,149
[18]	Frisco Independent School District GO	5.000%	8/15/25	1,900	2,052
[18]	Frisco Independent School District GO	5.000%	8/15/25	2,640	2,852
[18]	Frisco Independent School District GO	5.000%	8/15/26	1,830	2,013
[18]	Frisco Independent School District GO	4.000%	2/15/28	5,690	6,105
	Frisco TX GO	5.000%	2/15/24	10,000	10,228
	Frisco TX GO	5.000%	2/15/25	915	935
[18]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,091
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,686
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,081
[18]	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,201
[18]	Galena Park Independent School District GO	5.000%	8/15/27	1,500	1,678
	Galveston County TX GO	4.000%	2/1/23	840	853
	Galveston County TX GO	4.000%	2/1/24	1,000	1,027
	Galveston County TX GO	4.000%	2/1/25	1,085	1,127
[18]	Garland Independent School District GO	5.000%	2/15/26	6,275	6,709
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	771
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	822
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	4,189
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	844
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,669
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,418
	Garland TX GO	5.000%	2/15/23	500	512
	Garland TX GO	5.000%	2/15/25	800	855
	Garland TX GO	5.000%	2/15/26	690	752
[18]	Georgetown Independent School District GO	5.000%	8/15/22	100	101
[18]	Georgetown Independent School District GO PUT	2.750%	8/1/22	6,020	6,039
[18]	Georgetown Independent School District GO PUT, Prere.	2.750%	8/1/22	1,730	1,736
[18]	Godley Independent School District Public Facility GO	5.000%	2/15/28	550	585
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,707
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,566
[18]	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	7,825	7,789
[18]	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	5,445	5,400
[18]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	20,420	18,528
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,812
[18]	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,248
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	186,856
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	31,745	32,898
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,037
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	9,733
129

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,622
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	239
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	507
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	580
[3]	Greenville TX GO	4.000%	2/15/27	2,470	2,617
[3]	Greenville TX GO	4.000%	2/15/29	1,525	1,635
[18]	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	4,596
[18]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,503
[3]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,100	1,102
[18]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,264
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	610
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	792
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,090
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	501
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,560	2,596
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,014
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,070	2,106
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,019
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	721
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,298
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,562
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,307
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,116
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,278
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,070	1,085
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	695	749
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	5,484
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	8,772
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	3,400	3,468
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,320	1,344
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	10,553
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,650	9,145
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,903
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	16,415	17,873
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,255	4,633
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	0.969%	7/1/24	2,500	2,498
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.860%	12/1/22	6,500	6,500
[1,2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	10,232	10,232
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,259
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,956
	Harris County Flood Control District GO	5.000%	10/1/28	1,700	1,924
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,488
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	2,756
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.350%	5/2/22	1,750	1,750
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,047
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	2,917
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/25	1,000	1,079
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/28	2,565	2,881
	Harris County TX GO	5.000%	10/1/22	10,025	10,171
	Harris County TX GO	5.000%	10/1/23	8,575	8,678
	Harris County TX GO	5.000%	10/1/23	3,950	3,997
	Harris County TX GO	5.000%	10/1/24	9,000	9,127
	Harris County TX GO	5.000%	10/1/24	6,580	6,977
	Harris County TX GO	5.000%	10/1/24	3,315	3,515
	Harris County TX GO	5.000%	10/1/25	1,825	1,975
	Harris County TX GO	5.000%	10/1/25	1,140	1,234
	Harris County TX GO	5.000%	10/1/26	1,570	1,698
	Harris County TX GO	5.000%	10/1/26	485	535
	Harris County TX GO	5.000%	10/1/26	1,000	1,103
	Harris County TX GO	5.000%	10/1/27	5,030	5,641
	Harris County TX GO	5.000%	10/1/27	505	566
	Harris County TX GO	5.000%	10/1/28	350	398
	Harris County TX Highway Revenue	5.000%	8/15/25	210	227
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,759
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	280	224
[18]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	878
[1]	Hays County TX	2.500%	9/15/25	165	159
130

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hays County TX GO	5.000%	2/15/23	1,120	1,147
	Hays County TX GO	5.000%	2/15/23	840	860
	Hays County TX GO	5.000%	2/15/24	1,035	1,084
	Hays County TX GO	5.000%	2/15/24	840	879
	Hays County TX GO	5.000%	2/15/25	1,265	1,351
	Hays County TX GO	5.000%	2/15/25	850	908
	Hays County TX GO	5.000%	2/15/26	1,600	1,740
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/22	400	403
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	358
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	455
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	599
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	988
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	215
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	254
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	538
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	503
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,055
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	3,038
	Houston Community College System GO	5.000%	2/15/25	1,690	1,801
	Houston Community College System GO	5.000%	2/15/26	800	869
	Houston Community College System GO	5.000%	2/15/26	3,005	3,263
	Houston Community College System GO	5.000%	2/15/26	3,500	3,800
	Houston Community College System GO	5.000%	2/15/27	2,870	3,165
	Houston Community College System GO	5.000%	2/15/27	2,655	2,928
	Houston Community College System GO	5.000%	2/15/27	4,450	4,907
	Houston Community College System GO	5.000%	2/15/28	1,570	1,756
	Houston Community College System GO	5.000%	2/15/28	1,235	1,381
[18]	Houston Independent School District GO	5.000%	2/15/24	20,455	21,427
[18]	Houston Independent School District GO	5.000%	2/15/25	8,540	9,107
[18]	Houston Independent School District GO PUT	2.250%	6/1/22	23,225	23,223
[18]	Houston Independent School District GO PUT	2.250%	6/1/22	4,925	4,929
[18]	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,577
[18]	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	11,951
[18]	Houston Independent School District GO PUT	3.000%	6/1/24	2,200	2,221
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	200	201
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,416
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,814
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,879
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,285	2,482
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,780	1,962
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,000	3,308
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,415	2,695
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,700	1,710
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,859
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	7,446
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	7,741
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	271
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,629
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	4,115	4,589
	Houston TX GO	5.000%	3/1/24	10,000	10,481
	Houston TX GO	5.000%	3/1/25	5,000	5,337
	Houston TX GO	5.000%	3/1/26	3,530	3,842
	Houston TX GO	5.000%	3/1/27	6,225	6,888
	Houston TX GO	5.000%	3/1/28	2,195	2,461
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	91
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	90	92
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	129
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	114
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	147
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	300
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	391
[18]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,851
[18]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,162
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,665	1,761
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,165
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,598
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,438
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,541
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,378
131

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	250	254
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	363
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	543
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	537
[4]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.540%	10/15/23	1,470	1,473
[18]	Irving Independent School District GO	5.000%	2/15/25	2,280	2,436
	Irving TX GO	5.000%	9/15/26	3,150	3,459
	Irving TX GO	5.000%	8/15/27	255	284
[18]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	1,884
[1]	Justin TX	2.500%	9/1/26	125	113
[18]	Katy Independent School District GO	4.000%	2/15/24	410	416
[18]	Katy Independent School District GO	4.000%	2/15/25	1,000	1,012
	Kaufman County TX GO	5.000%	2/15/25	255	272
	Kaufman County TX GO	5.000%	2/15/25	125	133
	Kaufman County TX GO	5.000%	2/15/26	200	217
	Kaufman County TX GO	5.000%	2/15/26	165	179
	Kaufman County TX GO	5.000%	2/15/27	200	221
	Kaufman County TX GO	5.000%	2/15/27	175	193
[18]	Keller TX Independent School District GO	5.000%	2/15/23	1,675	1,716
[18]	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	6,933
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,010
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	264
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	357
[18]	Killeen Independent School District GO	5.000%	2/15/23	2,000	2,049
[18]	Klein Independent School District GO	5.000%	8/1/24	375	397
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,259
[18]	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,146
[18]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,758
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/25	225	237
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/27	240	258
[18]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,642
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,391
[1,2,18]	Lamar Consolidated Independent School District GO TOB VRDO	0.500%	5/5/22	670	670
	Laredo TX GO	5.000%	2/15/27	240	261
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	257
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	123
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	228
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	299
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	243
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	470
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	488
[1]	Lavon TX	3.500%	9/15/27	508	479
	League City TX GO	5.000%	2/15/27	465	515
[18]	Leander Independent School District GO	0.000%	8/16/22	9,615	9,571
[18]	Leander Independent School District GO	0.000%	8/16/23	8,500	8,240
[18]	Leander Independent School District GO	5.000%	8/15/25	2,860	3,090
[18]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,865
[18]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	364
	Lewisville Independent School District GO	5.000%	8/15/22	2,605	2,632
[18]	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,058
[18]	Lewisville Independent School District GO	5.000%	8/15/25	1,800	1,940
[18]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,762
[18]	Lewisville Independent School District GO	5.000%	8/15/26	3,245	3,433
[18]	Lewisville Independent School District GO	5.000%	8/15/26	2,535	2,784
[1]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	563	525
[1]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	176
[18]	Little Elm Independent School District GO PUT	0.680%	8/15/25	2,750	2,572
	Lone Star College System GO	5.000%	2/15/25	1,630	1,744
[18]	Longview Independent School District GO	5.000%	2/15/26	275	299
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	206
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,535	1,610
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,350	1,416
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	5,105	5,111
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,435	1,530
[5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	985	1,072
132

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,380	1,527
[5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/28	4,570	5,130
[5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/29	3,490	3,970
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,120	1,175
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,862
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	1,880	2,119
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,117
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,460	1,646
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	501
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	5,000	5,006
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,029
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	360
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,310	3,406
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,091
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	524
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	1,856
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,000	2,133
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	533
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	430	459
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,420	2,581
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,677
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,000	3,257
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,000	1,086
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	5,760	6,253
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,180
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,539
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,000	1,104
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	4,020	4,439
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	558
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	4,130	4,612
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,128
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,100	1,101
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	6,025	6,033
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,526
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,043
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,246
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,462
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,070
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,075	2,213
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,416
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	7,002
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,128
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,278
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,364
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	135	144
	Lower Colorado River Authority Lease Revenue, ETM	5.000%	5/15/22	6,155	6,163
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,241
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/27	800	882
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/28	1,000	1,115
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/29	1,150	1,296
	Lubbock TX GO	5.000%	2/15/25	3,160	3,307
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/26	400	435
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/27	350	386
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	391
[18]	Lufkin Independent School District GO	5.000%	8/15/27	2,095	2,345
	Mainland College GO	5.000%	8/15/22	625	631
	Mainland College GO	5.000%	8/15/23	515	533
	Mainland College GO	5.000%	8/15/24	280	296
	Mainland College GO	5.000%	8/15/25	350	377
	Mainland College GO	5.000%	8/15/26	400	438
	Mainland College GO	5.000%	8/15/27	500	556
[18]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,187
[18]	Manor Independent School District GO	5.000%	8/1/26	840	924
[18]	Manor Independent School District GO	5.000%	8/1/27	1,255	1,403
[18]	Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,613
[18]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,107
[18]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,463
[18]	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,744
[18]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,273
133

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,330	3,387
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,010	3,062
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	4,440	4,516
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	2,885	2,934
[18]	McKinney Independent School District GO	5.000%	2/15/25	2,000	2,140
[18]	McKinney Independent School District GO	5.000%	2/15/26	1,500	1,637
[18]	McKinney Independent School District GO	5.000%	2/15/27	1,450	1,611
[18]	McKinney Independent School District GO	5.000%	2/15/28	1,450	1,635
[18]	McKinney Independent School District GO	5.000%	2/15/29	500	571
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	568
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	476
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	596
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,151
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,278
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	2,440	2,644
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/24	2,600	2,765
	Midland County Hospital District GO	5.000%	5/15/22	605	606
	Midland County Hospital District GO	5.000%	5/15/23	500	515
	Midland County Hospital District GO	5.000%	5/15/24	670	704
	Midland County Hospital District GO	5.000%	5/15/25	360	386
	Midland County Hospital District GO	5.000%	5/15/26	390	425
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,495
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,592
[18]	Midlothian Independent School District GO	5.000%	2/15/24	500	523
[18]	Midlothian Independent School District GO	5.000%	2/15/25	370	395
[18]	Midlothian Independent School District GO	5.000%	2/15/26	550	598
[18]	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,432
[18]	Midlothian Independent School District GO	5.000%	2/15/27	700	774
[18]	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,681
[18]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,035	6,886
[18]	Midway Independent School District GO	5.000%	8/1/26	1,320	1,455
[18]	Midway Independent School District GO	5.000%	8/15/26	750	827
[18]	Midway Independent School District GO	4.000%	8/1/27	1,500	1,603
[18]	Midway Independent School District GO	5.000%	8/15/27	525	587
[18]	Midway Independent School District GO	4.000%	8/1/28	1,230	1,321
[18]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,308
[18]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	743
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	259
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	521
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	792
[18]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,082
[18]	Nederland Independent School District GO	5.000%	8/15/25	1,875	2,027
[18]	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,170
[18]	Nederland Independent School District GO	5.000%	8/15/27	750	840
[18]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,135
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	826
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	654
	New Braunfels TX Utility System Revenue CP	0.010%	5/5/22	19,250	19,250
[18]	New Caney Independent School District GO	5.000%	2/15/23	50	51
[18]	New Caney Independent School District GO PUT	1.250%	8/15/24	4,700	4,560
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,893
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,715
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,116
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.500%	1/1/27	3,275	3,128
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	785
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	862
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	655
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	2,000	2,099
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,420
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,100
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,532
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,900
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,416
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	420	464
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	425	470
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,100	1,216
134

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	6,500	6,500
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,016
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,035
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	766
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	912
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,134
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,335
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,259
[18]	North East TX Independent School District GO	5.000%	8/1/25	400	431
[18]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,163
[18]	North East TX Independent School District GO	5.000%	8/1/26	420	461
[18]	North East TX Independent School District GO PUT	0.250%	8/1/22	1,660	1,660
[18]	North East TX Independent School District GO PUT	2.375%	8/1/22	5,735	5,748
[18]	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	14,846
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	792
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	731
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	2,885	3,135
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	2,530	2,785
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,674
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,845
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,774
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/28	3,595	4,056
[1]	North Parkway Municipal Management District No. 1	3.625%	9/15/26	250	245
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	810
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,581
	North Texas Municipal Water District Sewer Revenue	2.000%	6/1/22	200	200
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/24	18,450	19,139
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	590	638
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	570	628
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	750	840
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	1,000	1,120
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/23	500	507
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,020
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	6,928
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,375	3,443
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,272
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,465	5,576
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	4,625
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,385	5,486
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,459
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	5,051
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	340	354
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	6,890
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,925	5,017
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	6,746
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,000	2,078
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,385	4,461
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,260	1,333
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,138
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	20,615
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	480
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,690	1,755
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,234
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	204
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	210	233
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,052
[1,2]	North Texas Tollway Authority Highway Revenue TOB VRDO	0.560%	5/5/22	1,250	1,250
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.560%	5/5/22	3,120	3,120
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.560%	5/5/22	3,265	3,265
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	100	102
[13]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,323
[18]	Northside Independent School District GO	2.000%	8/15/22	100	100
[18]	Northside Independent School District GO	5.000%	2/15/25	3,520	3,683
[18]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,404
[18]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,248
[18]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,080
[18]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,451
[18]	Northside Independent School District GO	5.000%	8/15/26	970	1,066
[18]	Northside Independent School District GO PUT	1.750%	6/1/22	9,985	9,978
135

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	17,468
[18]	Northside Independent School District GO PUT	1.600%	8/1/24	18,290	17,868
[18]	Northside Independent School District GO PUT	0.700%	6/1/25	15,180	14,211
[18]	Northside Independent School District GO PUT	2.000%	6/1/27	6,355	6,101
[18]	Northwest Independent School District GO	5.000%	2/15/26	640	698
	Nueces County TX GO	5.000%	2/15/28	435	485
	Odessa Junior College District GO	5.000%	8/15/23	500	518
	Odessa Junior College District GO	5.000%	8/15/25	610	657
	Odessa TX GO	4.000%	3/1/28	2,000	2,133
	Odessa TX GO	4.000%	3/1/29	2,000	2,146
[18]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,571
[18]	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,090
[18]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,175	14,834
[18]	Pearland Independent School District GO	5.000%	2/15/24	835	874
	Pearland TX GO	5.000%	3/1/23	470	482
	Pearland TX GO	5.000%	3/1/24	830	869
	Pearland TX GO	5.000%	3/1/25	685	732
	Pearland TX GO	5.000%	3/1/26	600	653
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/22	160	162
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	383
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	739
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,104
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,112
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/22	2,885	2,903
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/25	290	313
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	317
[18]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,707
[18]	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,729
[18]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,018
[18]	Pflugerville Independent School District GO, Prere.	4.000%	2/15/24	11,620	11,967
	Pflugerville TX GO	5.000%	8/1/26	805	884
	Pflugerville TX GO	5.000%	8/1/26	450	494
	Pflugerville TX GO	5.000%	8/1/27	725	809
	Pflugerville TX GO	5.000%	8/1/27	655	731
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,295
	Pflugerville TX GO	5.000%	8/1/28	500	566
[18]	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,208
[18]	Plainview Independent School District GO	5.000%	2/15/25	995	1,061
[18]	Plainview Independent School District GO	5.000%	2/15/26	545	592
[18]	Plainview Independent School District GO	5.000%	2/15/27	655	724
[18]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,038
	Plano TX Waterworks & Sewer System Water Revenue	4.000%	5/1/25	935	977
	Port Arthur Independent School District GO	5.000%	2/15/24	555	579
[18]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,377
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/22	2,725	2,765
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/26	2,900	3,198
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/27	3,155	3,533
[18]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,665	7,121
[18]	Prosper Independent School District GO	5.000%	2/15/25	750	803
[18]	Prosper Independent School District GO	5.000%	2/15/26	1,080	1,179
[18]	Prosper Independent School District GO	5.000%	2/15/26	950	1,037
[18]	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,668
[18]	Prosper Independent School District GO	5.000%	2/15/28	1,500	1,694
[18]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,140
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	463
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	490
[18]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,408
[18]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,739
	Rockland County TX GO	5.000%	2/1/23	205	210
	Rockland County TX GO	5.000%	2/1/25	535	571
	Rockland County TX GO	5.000%	2/1/26	550	599
	Rockland County TX GO	5.000%	2/1/27	800	886
[18]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,603
[18]	Rockwall Independent School District GO	4.000%	2/15/28	265	284
	Rockwall TX GO	5.000%	8/1/22	2,780	2,805
	Rockwall TX GO	5.000%	8/1/23	1,660	1,715
	Round Rock Independent School District GO	5.000%	8/1/23	3,900	4,039
	Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,278
[18]	Round Rock Independent School District GO	5.000%	8/1/24	325	344
136

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,078
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	3,099
[18]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,549
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,674
[18]	Round Rock Independent School District GO	5.000%	8/1/25	500	539
[18]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,598
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,448
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	3,772
[18]	Round Rock Independent School District GO	5.000%	8/1/27	1,250	1,394
[18]	Round Rock Independent School District GO	5.000%	8/1/28	750	847
	Round Rock TX GO	4.000%	8/15/25	560	587
	Round Rock TX GO	5.000%	8/15/26	580	638
	Round Rock TX GO	5.000%	8/15/27	610	682
	Round Rock TX GO	5.000%	8/15/28	640	726
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	335	338
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,860
[18]	Sabinal Independent School District GO	5.000%	2/15/23	160	164
	San Angelo TX GO	2.000%	2/15/25	2,720	2,666
	San Angelo TX GO	3.000%	2/15/26	5,580	5,663
	San Angelo TX GO	3.000%	2/15/27	5,750	5,831
	San Angelo TX GO	3.000%	2/15/29	5,510	5,547
[18]	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,753
[18]	San Antonio Independent School District GO	5.000%	8/15/28	4,460	5,068
[7]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	1,000	1,022
[7]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	1,835	1,919
[7]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,142
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,335
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	401
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	6,091
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	407
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	515	575
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	2,300	2,303
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	3,085	3,524
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,490	13,554
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	16,940	16,439
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	22,093
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	15,170	14,519
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,581
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,855	9,234
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.470%	5/5/22	12,700	12,700
	San Antonio TX GO	5.000%	2/1/25	4,495	4,696
	San Antonio TX GO	5.000%	8/1/26	140	154
	San Antonio TX GO	5.000%	8/1/26	730	803
	San Antonio TX GO	5.000%	8/1/26	850	935
	San Antonio TX GO	5.000%	8/1/27	1,000	1,118
	San Antonio TX GO	5.000%	8/1/27	600	671
	San Antonio TX GO	5.000%	8/1/27	1,000	1,118
	San Antonio TX GO	5.000%	8/1/28	1,250	1,416
	San Antonio TX GO	5.000%	8/1/28	900	1,019
	San Antonio TX GO, Prere.	4.000%	8/1/22	1,250	1,258
	San Antonio TX GO, Prere.	4.000%	8/1/22	9,000	9,059
[18]	San Antonio TX Independent School District GO	5.000%	2/15/26	9,505	10,176
	San Antonio Water System CP	0.010%	5/3/22	18,375	18,375
	San Antonio Water System CP	0.550%	6/2/22	16,000	15,996
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	698
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	344
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,370	1,511
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	12,850	12,860
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,005	9,005
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	10,344
	San Jacinto Community College District GO	5.000%	2/15/24	500	523
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,068
	San Jacinto Community College District GO	5.000%	2/15/26	1,125	1,225
	San Jacinto Community College District GO	5.000%	2/15/27	560	620
	San Jacinto Community College District GO	5.000%	2/15/28	560	630
	San Patricio County TX GO	5.000%	4/1/23	210	215
	San Patricio County TX GO	5.000%	4/1/24	100	105
	San Patricio County TX GO	5.000%	4/1/25	100	107
137

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Patricio County TX GO	5.000%	4/1/26	150	163
	San Patricio County TX GO	5.000%	4/1/27	140	154
	San Patricio County TX GO	5.000%	4/1/28	450	501
	San Patricio County TX GO	5.000%	4/1/29	300	338
	San Patricio County TX GO	5.000%	4/1/30	500	571
[18]	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	3,919
[18]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,220
[18]	Sherman Independent School District GO PUT	2.000%	8/1/23	910	908
[18]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/23	190	190
[18]	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,243
[18]	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,582
[18]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,069
[18]	Socorro Independent School District GO	5.000%	8/15/25	600	648
[18]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	259
[18]	Socorro Independent School District GO, Prere.	5.000%	8/15/24	3,705	3,918
[18]	Southside Independent School District GO	5.000%	8/15/23	300	310
[18]	Southside Independent School District GO	5.000%	8/15/24	250	264
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	3,950	4,006
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	727
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	530
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,386
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,096
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	355	359
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	183
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	349
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	190
[18]	Southwest Independent School District GO	4.000%	2/1/25	570	594
[18]	Southwest Independent School District GO	4.000%	2/1/26	500	527
[18]	Southwest Independent School District GO	5.000%	2/1/27	650	721
[18]	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	3,544
[18]	Spring Independent School District GO	5.000%	8/15/25	510	551
[18]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,402
[18]	Spring Independent School District GO	5.000%	8/15/26	500	550
[18]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,241
[18]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,693
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,417
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,381
	Sugar Land TX GO	5.000%	2/15/23	370	379
	Sugar Land TX GO	5.000%	2/15/24	500	524
	Sugar Land TX GO	5.000%	2/15/25	500	534
	Sugar Land TX Waterworks & Sewer System Water Revenue	5.000%	8/15/28	1,830	2,058
[18]	Tahoka Independent School District GO	5.000%	2/15/23	100	102
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	880
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	775
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	375	390
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,048
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	400	423
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,572
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	430
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,807
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	246
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	441
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	194
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	542
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,302
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,301
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.830%	12/16/22	46,590	46,611
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	3,000	3,115
	Tarrant Regional Water District Lease Revenue	4.000%	9/1/27	5,830	6,251
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,190
	Temple TX Utility System Water Revenue	5.000%	8/1/22	500	504
	Temple TX Utility System Water Revenue	5.000%	8/1/23	355	367
	Temple TX Utility System Water Revenue	5.000%	8/1/24	415	439
	Temple TX Utility System Water Revenue	5.000%	8/1/25	895	966
	Temple TX Utility System Water Revenue	5.000%	8/1/26	2,505	2,752
	Temple TX Utility System Water Revenue	5.000%	8/1/27	1,000	1,116
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,000	1,131
138

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,312
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	4,975
	Texas A&M University College & University Revenue	5.000%	5/15/28	2,000	2,216
[18]	Texas City TX Independent School District GO	5.000%	8/15/22	275	278
[18]	Texas City TX Independent School District GO	5.000%	8/15/23	590	611
[18]	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,746
[18]	Texas City TX Independent School District GO	4.000%	2/15/25	1,930	2,011
[18]	Texas City TX Independent School District GO	5.000%	8/15/27	3,700	4,134
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	9,360	9,390
	Texas GO	5.000%	8/1/22	965	974
	Texas GO	5.000%	10/1/22	17,095	17,345
	Texas GO	5.000%	8/1/25	2,000	2,159
	Texas GO	5.000%	8/1/25	2,875	3,037
	Texas GO	5.000%	8/1/25	2,510	2,709
	Texas GO	5.000%	10/1/25	1,005	1,053
	Texas GO	5.000%	10/1/25	1,000	1,083
	Texas GO	5.000%	10/1/25	1,660	1,798
	Texas GO	5.000%	10/1/25	1,590	1,722
	Texas GO	4.000%	8/1/26	1,450	1,511
	Texas GO	5.000%	10/1/26	7,770	8,226
	Texas GO	4.000%	8/1/27	2,250	2,343
	Texas GO	5.000%	10/1/27	3,120	3,301
	Texas GO	5.000%	10/1/27	4,285	4,485
	Texas GO	4.000%	8/1/28	1,250	1,300
	Texas GO	4.000%	8/1/29	2,750	2,857
	Texas GO	4.000%	8/1/30	1,500	1,557
	Texas GO	4.000%	8/1/31	1,250	1,295
[2]	Texas GO VRDO	0.500%	5/4/22	36,820	36,820
	Texas GO VRDO	0.500%	5/4/22	46,095	46,095
	Texas GO VRDO	0.500%	5/4/22	2,215	2,215
	Texas GO, Prere.	5.000%	4/1/24	10,115	10,622
	Texas GO, Prere.	5.000%	4/1/24	7,525	7,902
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,320	1,340
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,650	1,698
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,525	1,585
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,479
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	6,550	6,929
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	7,850	8,356
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	17,110	18,301
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	3,515	3,648
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	805	847
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,295
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	27,995	29,981
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/22	240	240
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	739
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	139
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	1,894
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	182
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	264
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	278
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,000	1,083
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,096
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	790
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	594
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	628
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,181
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,782
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,855	1,901
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/22	1,375	1,381
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/23	900	908
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	480
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	657
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,263
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,044
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,505
	Texas State University System College & University Revenue	5.000%	3/15/23	2,585	2,653
	Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,176
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,234
139

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas State University System College & University Revenue	5.000%	3/15/26	750	784
	Texas State University System College & University Revenue	5.000%	3/15/26	800	872
	Texas State University System College & University Revenue	5.000%	3/15/27	130	138
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	33,769
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	4,676
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	5,450
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,312
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,570	2,779
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	821
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,357
	Texas Water Development Board Water Revenue	5.000%	10/15/22	3,515	3,571
	Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	4,041
	Texas Water Development Board Water Revenue	5.000%	8/1/24	4,110	4,343
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,833
	Texas Water Development Board Water Revenue	5.000%	8/1/25	655	706
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,533
[18]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,349
[18]	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,498
[18]	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,346
[18]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,185
	Travis County TX GO	5.000%	3/1/24	2,750	2,883
	Travis County TX GO	5.000%	3/1/25	5,000	5,351
	Travis County TX GO	5.000%	3/1/26	5,000	5,449
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,922
[1,2]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,581
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,128
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	108
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,485
[18]	United Independent School District GO	5.000%	8/15/27	1,000	1,119
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	7,051
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	6,594
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	9,575
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,306
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,362
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,213
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,062
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	5,869
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	5,929
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,175
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/23	325	328
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	437
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/27	1,000	1,088
[1,2]	Waco Educational Finance Corp. College & University Revenue TOB VRDO	0.500%	5/5/22	665	665
[18]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	4,065
	Waco TX GO	4.000%	2/1/23	1,415	1,438
	Waco TX GO	4.000%	2/1/27	1,660	1,765
	Waco TX GO	4.000%	2/1/28	1,725	1,847
	Waco TX GO	4.000%	2/1/29	3,590	3,843
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	913
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	595
[18]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,266
[3]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/22	310	313
[3]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,098
	Williamson County TX GO	4.000%	2/15/27	27,320	29,023
	Williamson County TX GO	5.000%	2/15/28	25	27
	Williamson County TX GO	4.000%	2/15/33	1,000	1,042
	Williamson County TX GO	4.000%	2/15/34	2,250	2,343
[18]	Willis Independent School District GO	4.000%	2/15/26	650	685
[18]	Willis Independent School District GO	4.000%	2/15/27	795	846
[18]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,094
[18]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,264
[18]	Wylie Independent School District / Taylor County GO	4.000%	2/15/31	1,925	2,003
[18]	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,245
[18]	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,163
[18]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,581
[18]	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,136
[18]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,146
					3,388,714
140

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah (0.3%)
	Alpine School District GO	5.000%	3/15/25	225	241
	Canyons School District Local Building Authority Lease (Appropriation) Revenue	5.000%	6/15/27	3,460	3,865
	Canyons School District Local Building Authority Lease (Appropriation) Revenue	5.000%	6/15/28	3,625	4,107
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	529
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,506
	Davis School District GO	4.000%	6/1/25	4,395	4,575
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	6,043
[7]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/27	1,795	1,995
[7]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,275	2,560
[7]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,090
[7]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,981
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/24	3,300	3,463
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/25	3,465	3,706
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/26	3,355	3,654
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue (Provo School District)	5.000%	3/15/29	1,605	1,825
	Tooele County School District GO	5.000%	6/1/25	1,540	1,658
	University of Utah College & University Revenue	5.000%	8/1/26	475	521
	University of Utah College & University Revenue	5.000%	8/1/26	850	933
	University of Utah College & University Revenue	5.000%	8/1/27	500	557
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,150	1,160
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/28	540	609
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/29	370	422
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	164
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	177
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	143
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	134
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	21,000	21,864
[1,2]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	0.470%	5/5/22	2,875	2,875
	Utah GO	5.000%	7/1/24	2,500	2,645
	Utah GO	5.000%	7/1/25	3,010	3,251
	Utah GO	5.000%	7/1/27	10,000	11,224
	Utah GO	5.000%	7/1/28	250	285
	Utah GO, Prere.	5.000%	1/1/25	9,355	9,984
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	258
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	550
	Utah State University College & University Revenue	4.000%	12/1/27	480	498
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	713
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/23	150	155
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	280	301
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	273
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/22	1,520	1,527
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	510	550
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	280	302
[5]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	367
[5]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	816
[5]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	502
	Washington County School District Board of Education GO	5.000%	3/1/24	200	210
					107,768
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	540
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	549
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	170	170
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	70	70
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	101
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	116
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	503
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	159
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	221
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	428
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	216
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	662
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	530
	Vermont GO	5.000%	8/15/25	2,080	2,252
	Vermont GO	5.000%	8/15/25	2,375	2,572
	Vermont GO	5.000%	8/15/26	2,310	2,550
	Vermont GO	5.000%	8/15/27	1,640	1,840
	Vermont GO	5.000%	8/15/28	2,442	2,779
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/26	885	944
141

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/27	930	1,049
					18,251
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue (United States Virgin Islands Federal Excise Tax) Class A	5.000%	10/1/25	510	525
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue (United States Virgin Islands Federal Excise Tax) Class A	5.000%	10/1/26	1,265	1,309
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue (United States Virgin Islands Federal Excise Tax) Class A	5.000%	10/1/27	1,900	1,972
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/22	2,000	2,018
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	158
					5,982
Virginia (1.3%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	285	292
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	391
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	694
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	883
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	893
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	413
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	283
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,211
	Arlington County VA GO	5.000%	6/15/23	7,815	8,072
	Arlington County VA GO	5.000%	6/15/24	8,575	9,048
	Arlington County VA GO	5.000%	6/15/25	8,225	8,867
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	7,962
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	13,990
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	60,593
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,110
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	965
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	926
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,222
	Commonwealth of Virginia GO	5.000%	6/1/25	175	188
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	250	277
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	375	422
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	400	457
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	325	376
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/24	2,135	2,264
	Fairfax County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	50	50
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	14,925
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,203
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	3,113
	Fairfax County VA GO	3.000%	10/1/22	9,555	9,619
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,598
	Fairfax County VA GO	5.000%	10/1/25	1,355	1,469
	Fairfax County VA GO	5.000%	10/1/28	2,000	2,224
	Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	10,619
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,620
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,787
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	51,190	56,131
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	35,870	36,080
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	704
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,648
	Harrisonburg VA GO	5.000%	7/15/24	3,795	4,002
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	730	737
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	525
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,068
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,797
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/25	1,485	1,595
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	418
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	421
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	440	435
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	447
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	224
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	830
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,029
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,084
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	8,000	7,409
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,972
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,628
142

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,101
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,536
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,524
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,016
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	840
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	709
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,881
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,054
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	2,911
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,097
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,255	1,257
	Norfolk VA GO, Prere.	5.000%	10/1/26	2,500	2,763
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,150
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	175	174
[1,2]	Portsmouth VA GO TOB VRDO	0.400%	5/2/22	980	980
	Prince George County VA GO	5.000%	8/1/22	860	868
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	302
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	665
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	950
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	1,000
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,048
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	409
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	957
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	5,000	5,119
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	3,000	3,140
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	15,000	15,701
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	11,420
	Virginia College Building Authority College & University Revenue	5.000%	9/1/26	1,810	1,989
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	1,900	2,118
	Virginia College Building Authority College & University Revenue	5.000%	9/1/28	2,000	2,260
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	970	972
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	1,000	1,002
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/23	250	256
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	368
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	428
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	456
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,000	1,001
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,278
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,392
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	8,257
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/22	3,865	3,916
	Virginia Commonwealth University College & University Revenue	5.000%	11/1/26	2,500	2,748
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,047
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	445
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	6,630
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,000	5,377
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/25	3,105	3,339
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	370
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	860	975
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/25	12,620	13,528
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	10,000	10,553
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,000	1,009
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	15
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,236
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,000	2,157
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	7,417
	Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	2,995	3,022
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	300	298
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	625
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,283
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	226
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,070
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	3,760	3,482
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,972
					469,299
Washington (1.6%)
	Bellevue WA GO	5.000%	12/1/22	1,970	2,008
	Bellevue WA GO	5.000%	12/1/25	1,210	1,318
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,306
143

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.890%	11/1/23	16,125	16,158
	Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/25	1,000	1,074
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	1,750	1,864
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	7,198
	Clark County School District No. 122 Ridgefield GO	5.000%	12/1/23	100	100
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	515	561
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	17
	Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	4,656
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,378
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,689
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	5,000	5,574
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	110
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	11,185	11,806
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	12,573
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/23	525	536
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	266
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	304
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	13,700
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	11,859
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	125
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/22	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	216
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	136
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	140
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	469
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	79
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	680
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	158
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	158
	King County Public Hospital District No. 2 GO, Prere.	5.000%	12/1/24	100	107
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,120
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,643
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,604
	King County School District No. 412 Shoreline GO	4.000%	12/1/28	1,000	1,080
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	858
	King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	184
	King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	566
	King County School District No. 415 Kent GO	4.000%	12/1/22	3,650	3,701
	King County School District No. 415 Kent GO	4.000%	12/1/24	980	1,020
	King County WA GO	5.000%	1/1/25	1,800	1,811
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,559
	King County WA Sewer Revenue	5.000%	1/1/26	6,720	6,857
	King County WA Sewer Revenue	5.000%	7/1/27	2,940	3,221
	King County WA Sewer Revenue, Prere.	5.000%	7/1/22	4,020	4,043
	Kirkland WA GO	5.000%	12/1/23	635	663
	Kirkland WA GO	5.000%	12/1/25	705	767
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	362
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	281
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	356
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	522
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	533
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	816
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	760	842
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	533
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,088
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	221
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	463
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/23	2,315	2,332
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/25	7,000	7,056
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/27	2,780	3,012
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	1,000	1,008
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	526
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	150	151
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,510
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,045
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	9/1/26	225	248
144

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/28	20	21
	Seattle WA GO	5.000%	6/1/22	15,755	15,803
	Seattle WA GO	5.000%	12/1/23	50	52
	Seattle WA GO	5.000%	9/1/25	5,015	5,024
	Seattle WA GO	5.000%	6/1/26	4,000	4,304
	Seattle WA Water System Water Revenue	5.000%	8/1/27	430	481
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,355
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	1,956
	Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	714
	Snohomish County WA GO, Prere.	4.000%	6/1/23	3,220	3,285
	Spokane County WA GO	5.000%	12/1/25	800	869
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	752
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	735
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,593
	University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,028
	University of Washington College & University Revenue	5.000%	4/1/23	115	118
	University of Washington College & University Revenue	5.000%	4/1/24	385	405
	University of Washington College & University Revenue	5.000%	4/1/25	310	331
	University of Washington College & University Revenue	5.000%	12/1/25	1,175	1,273
	University of Washington College & University Revenue	5.000%	4/1/27	3,710	4,107
	University of Washington College & University Revenue PUT	4.000%	8/1/27	9,805	10,363
	University of Washington CP	0.010%	6/3/22	3,000	2,999
	Washington COP	5.000%	7/1/27	1,250	1,387
	Washington GO	5.000%	6/1/22	1,500	1,504
	Washington GO	5.000%	6/1/23	1,500	1,547
	Washington GO	5.000%	7/1/23	2,520	2,534
	Washington GO	5.000%	6/1/24	1,625	1,713
	Washington GO	5.000%	7/1/24	10,000	10,057
	Washington GO	5.000%	7/1/24	5,620	5,652
	Washington GO	5.000%	8/1/24	13,825	14,629
	Washington GO	5.000%	6/1/25	3,000	3,225
	Washington GO	4.000%	7/1/25	1,020	1,024
	Washington GO	5.000%	7/1/25	14,140	14,220
	Washington GO	5.000%	8/1/25	10,865	11,720
	Washington GO	5.000%	8/1/25	405	437
	Washington GO	5.000%	8/1/25	5,135	5,539
	Washington GO	5.000%	2/1/26	2,085	2,268
	Washington GO	5.000%	2/1/26	1,500	1,530
	Washington GO	4.000%	7/1/26	28,260	28,372
	Washington GO	5.000%	7/1/26	2,550	2,564
	Washington GO	5.000%	7/1/26	10,000	10,961
	Washington GO	5.000%	8/1/26	12,455	13,672
	Washington GO	5.000%	8/1/26	9,015	9,317
	Washington GO	5.000%	8/1/26	460	505
	Washington GO	5.000%	8/1/26	5,570	6,114
	Washington GO	5.000%	2/1/27	1,020	1,129
	Washington GO	5.000%	6/1/27	5,200	5,789
	Washington GO	5.000%	6/1/27	1,130	1,258
[7]	Washington GO	4.000%	7/1/28	25,000	26,847
	Washington GO	5.000%	7/1/28	2,000	2,123
	Washington GO	4.000%	7/1/29	10,000	10,164
	Washington GO	5.000%	8/1/31	15,040	16,654
	Washington GO	4.000%	8/1/32	110	111
	Washington GO	5.000%	8/1/35	1,000	1,066
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	3,690	3,731
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	7,605	7,683
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,965	1,976
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,850	1,876
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	751
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,488
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,066
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,132
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,356
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	718
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,102
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,431
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,205
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,271
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,500	5,718
145

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	15,500	16,348
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,500	15,524
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	8,960	9,419
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.840%	1/1/25	615	618
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	3,375	3,375
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/23	2,000	2,040
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/24	1,005	1,048
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/26	555	601
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/28	1,210	1,344
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	462
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	588
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	365
[1,2]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue TOB VRDO	0.480%	5/5/22	9,500	9,500
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	628
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Projects)	2.375%	1/1/26	745	707
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.000%	6/1/49	3,670	3,739
	Washington State University College & University Revenue	5.000%	10/1/22	650	659
	Washington State University College & University Revenue	5.000%	10/1/23	350	364
	Washington State University College & University Revenue	5.000%	10/1/24	585	619
	Washington State University College & University Revenue	5.000%	10/1/27	1,000	1,115
[3]	Western Washington University College & University Revenue	4.000%	4/1/24	250	257
					548,124
West Virginia (0.3%)
[5]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,556
[5]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,299
[5]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,186
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	640	644
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	120	128
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,131
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,430
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	7,078
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,001
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,065	7,067
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	9,963
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,232
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	3,726
	West Virginia GO	5.000%	6/1/24	615	648
	West Virginia GO	5.000%	6/1/25	1,270	1,367
	West Virginia GO	5.000%	6/1/27	2,810	3,128
	West Virginia GO	5.000%	12/1/27	2,350	2,635
	West Virginia GO	5.000%	6/1/28	2,955	3,328
	West Virginia GO	5.000%	12/1/28	3,100	3,506
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	723
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,064
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,237
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,294
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,643
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	1,970
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,122
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,465
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	6,225	6,427
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,308
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,477
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,651
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	11,121
					107,555
Wisconsin (1.4%)
	Burnett County WI GO	2.000%	11/1/26	1,010	957
	Burnett County WI GO	3.000%	11/1/27	1,285	1,313
	Burnett County WI GO	3.000%	11/1/28	1,325	1,344
	Dane County WI GO	2.000%	4/1/27	3,405	3,214
	Dane County WI GO	2.000%	4/1/28	1,715	1,582
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,678
	Eau Claire County WI GO	5.000%	9/1/22	300	304
	Eau Claire County WI GO	3.000%	9/1/23	460	465
	Eau Claire County WI GO	5.000%	9/1/23	375	388
146

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eau Claire County WI GO	5.000%	9/1/24	395	418
	Eau Claire County WI GO	5.000%	9/1/25	420	452
	Eau Claire County WI GO	5.000%	9/1/26	885	971
	Eau Claire County WI GO	5.000%	9/1/27	940	1,048
	Eau Claire County WI GO	5.000%	9/1/28	990	1,116
	Eau Claire WI GO	4.000%	4/1/27	1,095	1,169
	Eau Claire WI GO	4.000%	4/1/28	1,145	1,232
	Middleton-Cross Plains Area School District GO	3.000%	3/1/28	3,125	3,163
	Middleton-Cross Plains Area School District GO	3.000%	3/1/29	2,785	2,814
	Milwaukee WI GO	5.000%	2/1/23	1,500	1,532
	Milwaukee WI GO	5.000%	4/1/23	930	953
	Milwaukee WI GO	5.000%	4/1/23	2,000	2,050
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,412
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,283
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,100
	Milwaukee WI GO	5.000%	4/1/26	3,785	4,089
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,860
	Milwaukee WI GO	5.000%	4/1/26	12,535	13,541
	Milwaukee WI GO	5.000%	4/1/27	10,320	11,324
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,750
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,232
	Milwaukee WI GO	5.000%	4/1/27	1,690	1,854
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,656
	Milwaukee WI GO	5.000%	4/1/28	3,735	4,152
	Milwaukee WI GO	5.000%	4/1/28	700	778
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,787
[7]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,392
	Milwaukee WI GO	5.000%	4/1/29	745	822
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	548
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/27	1,000	1,115
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	2,035
	Neenah Joint School District GO	5.000%	3/1/26	3,375	3,670
	Neenah Joint School District GO	5.000%	3/1/27	3,690	4,083
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	430	441
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	185
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	285
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	440	452
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	464
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	450	434
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	639
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,436
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,085	3,094
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,125	2,131
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	153
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	815	844
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	286
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,492
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,555	2,697
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	451
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,595
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	241
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,485	4,802
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	480
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	437
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	305	318
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,710	5,063
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,205
	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	4,000	3,678
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,199
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	940
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	274
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	195	203
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,660	1,842
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	277
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	264
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	329
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,187
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	972
147

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,122
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.500%	5/5/22	3,180	3,180
	Sauk Prairie School District GO	5.000%	3/1/26	225	244
	Sauk Prairie School District GO	5.000%	3/1/27	225	247
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	347
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	359
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	2,410	2,474
	Verona Area School District GO	5.000%	4/1/25	3,315	3,552
	Waukesha School District GO	4.000%	4/1/24	780	803
	Waukesha School District GO	4.000%	4/1/25	825	859
	Waukesha WI GO	2.000%	10/1/23	1,265	1,259
	Waukesha WI GO	5.000%	10/1/24	200	212
	Waukesha WI GO	2.000%	10/1/26	2,455	2,324
	Waukesha WI GO	5.000%	10/1/26	265	290
	Waukesha WI GO	2.000%	10/1/27	3,000	2,783
	Waukesha WI GO	5.000%	10/1/27	280	310
	Waukesha WI GO	2.000%	10/1/28	3,000	2,743
	Waukesha WI GO	5.000%	10/1/28	265	298
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,939
	West De Pere WI School District GO	5.000%	4/1/26	3,160	3,450
[5]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	828
[5]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	210
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	3,165	3,174
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,504
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	770
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	650	686
	Wisconsin GO	5.000%	5/1/24	7,920	8,152
[7]	Wisconsin GO	5.000%	5/1/24	15,100	15,508
	Wisconsin GO	5.000%	5/1/27	4,000	4,236
	Wisconsin GO	5.000%	11/1/27	1,780	1,941
	Wisconsin GO	5.000%	5/1/28	3,850	4,345
	Wisconsin GO, Prere.	5.000%	5/1/22	135	135
	Wisconsin GO, Prere.	5.000%	5/1/22	9,310	9,310
	Wisconsin GO, Prere.	5.000%	5/1/23	18,615	19,161
	Wisconsin GO, Prere.	5.000%	5/1/23	4,920	5,062
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	325	330
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	350	355
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	363
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	337
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	367
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	639
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,189
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	111
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	785
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,175
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,028
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	544
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	127
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	513
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,126
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,053
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	1,004
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	518
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	106
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,028
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	205	206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	782
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	247
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	523
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	15,774
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	135
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	740
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,092
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	1,845	1,849
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	362
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	668
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	18,076
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	219
148

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	360	358
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,291
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	375	368
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	943
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,063
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	20,369
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,585	3,799
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	3,685
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,500	2,720
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	9,034
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,305	3,572
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	0.990%	7/26/23	1,900	1,894
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.460%	5/5/22	8,000	8,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	8,560	8,560
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.350%	5/2/22	13,350	13,350
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	500	505
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,114
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.350%	3/1/23	700	691
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.450%	9/1/23	775	757
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.550%	3/1/24	840	811
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,004
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	450
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	846
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	816
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	759
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	781
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	794
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	680
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	711
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	765
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	744
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	3/1/49	2,205	2,265
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,250	3,244
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,000	963
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	2,150	2,054
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	915
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	6,005
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.150%	0.590%	12/2/24	4,695	4,661
	Wisconsin State Extendible CP GO	0.010%	5/17/22	10,455	10,454
	Wisconsin State Extendible CP GO	0.010%	5/18/22	12,500	12,499
[1,2]	Wisconsin State Health & Educational Faclities Authority College & University Revenue TOB VRDO	0.510%	5/5/22	3,750	3,750
[1,2]	Wisconsin State Health & Educational Faclities Authority College & University Revenue TOB VRDO	0.510%	5/5/22	3,750	3,750
					488,917
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	110	110
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	122
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	124
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	125
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	100
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	190
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	232
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	127
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	31,551
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/23	200	204
					32,885
Total Tax-Exempt Municipal Bonds (Cost $35,546,519)					34,469,737
149

Limited-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[19]	Vanguard Municipal Cash Management Fund (Cost $897,558)	0.402%	8,974,502	897,540
Total Investments (100.6%) (Cost $36,444,077)				35,367,277
Other Assets and Liabilities—Net (-0.6%)				(208,417)
Net Assets (100%)				35,158,860
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $2,532,307,000, representing 7.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Step bond.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Securities with a value of $2,703,000 have been segregated as initial margin for open futures contracts.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(777)	(100,233)	1,516

See accompanying Notes, which are an integral part of the Financial Statements.
150

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $35,546,519)	34,469,737
Affiliated Issuers (Cost $897,558)	897,540
Total Investments in Securities	35,367,277
Investment in Vanguard	1,230
Cash	59,256
Receivables for Investment Securities Sold	130,090
Receivables for Accrued Income	363,376
Receivables for Capital Shares Issued	68,435
Variation Margin Receivable—Futures Contracts	194
Other Assets	461
Total Assets	35,990,319
Liabilities
Payables for Investment Securities Purchased	723,191
Payables for Capital Shares Redeemed	96,052
Payables for Distributions	10,863
Payables to Vanguard	1,353
Total Liabilities	831,459
Net Assets	35,158,860
At April 30, 2022, net assets consisted of:

Paid-in Capital	36,339,938
Total Distributable Earnings (Loss)	(1,181,078)
Net Assets	35,158,860

Investor Shares—Net Assets
Applicable to 115,467,997 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,232,426
Net Asset Value Per Share—Investor Shares	$10.67

Admiral Shares—Net Assets
Applicable to 3,178,619,848 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,926,434
Net Asset Value Per Share—Admiral Shares	$10.67

See accompanying Notes, which are an integral part of the Financial Statements.
151

Limited-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1]	252,245
Total Income	252,245
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,311
Management and Administrative— Investor Shares	1,025
Management and Administrative— Admiral Shares	13,800
Marketing and Distribution— Investor Shares	92
Marketing and Distribution— Admiral Shares	1,090
Custodian Fees	73
Shareholders’ Reports—Investor Shares	24
Shareholders’ Reports—Admiral Shares	100
Trustees’ Fees and Expenses	9
Other Expenses	48
Total Expenses	17,572
Net Investment Income	234,673
Realized Net Gain (Loss)
Investment Securities Sold[1]	(43,299)
Futures Contracts	9,348
Realized Net Gain (Loss)	(33,951)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,680,133)
Futures Contracts	(2,893)
Change in Unrealized Appreciation (Depreciation)	(1,683,026)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,482,304)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $661,000, ($14,000), $5,000, and ($41,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	234,673	478,915
Realized Net Gain (Loss)	(33,951)	17,500
Change in Unrealized Appreciation (Depreciation)	(1,683,026)	(152,769)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,482,304)	343,646
Distributions
Investor Shares	(8,153)	(18,031)
Admiral Shares	(226,483)	(461,135)
Total Distributions	(234,636)	(479,166)
Capital Share Transactions
Investor Shares	(210,622)	184,936
Admiral Shares	(1,944,669)	6,502,249
Net Increase (Decrease) from Capital Share Transactions	(2,155,291)	6,687,185
Total Increase (Decrease)	(3,872,231)	6,551,665
Net Assets
Beginning of Period	39,031,091	32,479,426
End of Period	35,158,860	39,031,091

See accompanying Notes, which are an integral part of the Financial Statements.
152

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.17	$11.20	$11.07	$10.77	$10.97	$11.02
Investment Operations
Net Investment Income[1]	.063	.141	.188	.209	.191	.166
Net Realized and Unrealized Gain (Loss) on Investments	(.499)	(.029)	.130	.300	(.200)	(.050)
Total from Investment Operations	(.436)	.112	.318	.509	(.009)	.116
Distributions
Dividends from Net Investment Income	(.064)	(.142)	(.188)	(.209)	(.191)	(.166)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.064)	(.142)	(.188)	(.209)	(.191)	(.166)
Net Asset Value, End of Period	$10.67	$11.17	$11.20	$11.07	$10.77	$10.97
Total Return[2]	-3.92%	1.00%	2.90%	4.76%	-0.08%	1.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,232	$1,506	$1,326	$1,333	$1,453	$1,761
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.26%	1.69%	1.90%	1.76%	1.52%
Portfolio Turnover Rate	29%	37%	31%	21%	28%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.17	$11.20	$11.07	$10.77	$10.97	$11.02
Investment Operations
Net Investment Income[1]	.068	.150	.196	.218	.200	.177
Net Realized and Unrealized Gain (Loss) on Investments	(.500)	(.029)	.131	.300	(.200)	(.050)
Total from Investment Operations	(.432)	.121	.327	.518	—	.127
Distributions
Dividends from Net Investment Income	(.068)	(.151)	(.197)	(.218)	(.200)	(.177)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.068)	(.151)	(.197)	(.218)	(.200)	(.177)
Net Asset Value, End of Period	$10.67	$11.17	$11.20	$11.07	$10.77	$10.97
Total Return[2]	-3.88%	1.08%	2.98%	4.84%	0.00%	1.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,926	$37,525	$31,153	$27,720	$24,649	$23,273
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.34%	1.77%	1.98%	1.84%	1.62%
Portfolio Turnover Rate	29%	37%	31%	21%	28%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
153

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 0% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes
154

Limited-Term Tax-Exempt Fund
and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,230,000, representing less than 0.01% of the fund’s net assets and 0.49% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
155

Limited-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	34,469,737	—	34,469,737
Temporary Cash Investments	897,540	—	—	897,540
Total	897,540	34,469,737	—	35,367,277
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,516	—	—	1,516
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	36,454,479
Gross Unrealized Appreciation	20,661
Gross Unrealized Depreciation	(1,106,347)
Net Unrealized Appreciation (Depreciation)	(1,085,686)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $56,986,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2022, the fund purchased $10,432,700,000 of investment securities and sold $12,342,199,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $664,745,000 and sales were $483,700,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	258,981	23,591	641,444	57,051
Issued in Lieu of Cash Distributions	6,921	631	15,428	1,374
Redeemed	(476,524)	(43,544)	(471,936)	(42,003)
Net Increase (Decrease)—Investor Shares	(210,622)	(19,322)	184,936	16,422
Admiral Shares
Issued	6,475,672	589,772	14,001,754	1,245,460
Issued in Lieu of Cash Distributions	165,385	15,094	335,152	29,839
Redeemed	(8,585,726)	(785,012)	(7,834,657)	(697,135)
Net Increase (Decrease)—Admiral Shares	(1,944,669)	(180,146)	6,502,249	578,164
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
156

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Municipal Bond Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that each fund’s advisory expenses was also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
157

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Limited-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
158

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q312 062022

Semiannual Report   |   April 30, 2022
Vanguard Intermediate-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	216
Liquidity Risk Management	217

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$929.70	$0.81
Admiral™ Shares	1,000.00	930.00	0.43
Based on Hypothetical 5% Yearly Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Intermediate-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2022
New York	14.5%
California	10.6
Texas	8.7
Illinois	5.7
Pennsylvania	5.4
Florida	4.7
New Jersey	3.7
Michigan	3.1
Ohio	2.9
Georgia	2.7
Washington	2.6
Alabama	2.5
Massachusetts	2.3
Maryland	2.0
Arizona	1.9
Virginia	1.8
Colorado	1.8
Wisconsin	1.6
Connecticut	1.6
Kentucky	1.4
South Carolina	1.3
Nevada	1.3
Tennessee	1.2
Missouri	1.1
Indiana	1.1
Hawaii	1.1
Oregon	1.0
District of Columbia	1.0
Other	9.4
The table reflects the fund’s investments, except for short-term investments and derivatives.

Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.5%)
Alabama (2.5%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	7,739
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	8,190	8,679
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,738
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,747
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,151
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,509
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,427
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,500
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,140
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,138
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	856
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	6,905	6,986
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,245	7,330
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,000	7,082
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	10,540	12,073
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	20,000	20,937
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	20,000	20,736
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	18,040	18,573
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,343
	Auburn University College & University Revenue, Prere.	5.000%	6/1/22	3,000	3,009
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,614
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/27	1,750	1,857
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,914
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	6,741
	Baldwin County Board of Education Sales Tax Revenue, Prere.	5.000%	6/1/22	1,000	1,003
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	779
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	844
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	564
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	394
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	418
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	358
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	508
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	406
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	405
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	604
	Birmingham AL GO, Prere.	5.000%	3/1/23	5,100	5,226
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,366
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,217
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	4,000	4,432
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,552
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,247
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,619
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,963
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,309
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	47,585	48,395
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	129,330	133,250
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.090%	10/1/27	71,250	71,251
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,831
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,780
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	2,833
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	4,458
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	3,002
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,315
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	59,965	60,828
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	27,500	27,947
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	8,715	8,750
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	38,499
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	150,940	153,399

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	136,430	140,225
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	79,055	80,343
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	1.205%	12/1/23	9,500	9,447
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	540
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	561
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	480
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,579
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,704
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,621
	Hoover City Board of Education Special Tax Revenue, Prere.	5.000%	8/15/22	325	328
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	731
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	300	332
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	400	446
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	275	306
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	555
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	395	439
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,108
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	554
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/31	365	402
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,143
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,109
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,063
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,192
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,218
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,642
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,449
	Huntsville AL GO	5.000%	5/1/22	1,000	1,000
	Huntsville AL GO	5.000%	8/1/22	1,165	1,176
	Huntsville AL GO	5.000%	5/1/23	1,000	1,030
	Huntsville AL GO	5.000%	5/1/24	2,410	2,534
	Huntsville AL GO	5.000%	5/1/25	2,535	2,723
	Huntsville AL GO	5.000%	5/1/26	2,660	2,915
	Huntsville AL GO	5.000%	5/1/34	3,515	3,932
	Huntsville AL GO	5.000%	5/1/35	3,690	4,123
	Huntsville AL GO	5.000%	5/1/35	3,000	3,352
	Huntsville AL GO	5.000%	5/1/36	3,875	4,327
	Huntsville AL GO	5.000%	5/1/36	4,330	4,835
	Huntsville AL GO	5.000%	5/1/36	5,055	5,739
	Huntsville AL GO	5.000%	5/1/37	4,070	4,540
	Huntsville AL GO	5.000%	5/1/37	3,050	3,403
	Huntsville AL GO	5.000%	5/1/37	5,055	5,733
	Huntsville AL GO	5.000%	5/1/38	2,270	2,529
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,612
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,779
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,639
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,618
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,728
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,577
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,512
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,557
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,766
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,803
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	2,131
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	2,365	2,373
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,214
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,632
	Jefferson County AL GO	5.000%	4/1/26	3,610	3,932
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	3,970
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	6,317
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,811
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,858
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	8,326
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,467
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	7,317
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,606

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,228
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	17,356
	Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,754
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,270
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	847
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,121
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,117
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	54,305	55,346
	Mobile County AL GO	5.000%	8/1/22	350	353
	Mobile County AL GO, Prere.	5.000%	8/1/22	300	303
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,802
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,876
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,701
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,235
	Montgomery AL GO	3.000%	12/1/33	4,780	4,680
	Montgomery AL GO	3.000%	12/1/34	3,415	3,318
	Montgomery AL GO	3.000%	12/1/35	1,500	1,418
	Montgomery AL GO	4.000%	12/1/35	500	520
	Montgomery AL GO	3.000%	12/1/37	1,000	908
	Montgomery AL GO	4.000%	12/1/37	500	516
	Montgomery AL GO	3.000%	12/1/38	1,000	916
	Montgomery AL GO	4.000%	12/1/38	500	513
	Montgomery AL GO	3.000%	12/1/39	1,000	889
	Montgomery AL GO	4.000%	12/1/40	400	408
	Morgan County Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/22	130	131
	Mountain Brook Board of Education GO	4.000%	3/1/29	150	162
	Mountain Brook Board of Education GO	4.000%	3/1/30	175	187
	Mountain Brook Board of Education GO	4.000%	3/1/31	200	214
	Mountain Brook Board of Education GO	4.000%	3/1/32	225	239
	Mountain Brook Board of Education GO	4.000%	3/1/33	200	212
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	212
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	317
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	210
	Mountain Brook Board of Education GO	3.000%	3/1/39	250	230
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	226
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	440
[5]	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	4,104
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	274,510	277,692
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	35,945
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/29	2,995	3,097
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/30	2,195	2,261
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/31	1,845	1,892
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	12/1/31	455	465
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	72,080	73,208
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	113,235	114,737
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	5,293
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,005	3,366
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,813
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	4,093
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	6,362
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,608
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,862
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	6,112
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,353
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,311
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	373
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,143
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,743
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,152
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,653
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,232

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	502
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	703
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	911
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	686
	University of Alabama College & University Revenue	5.000%	7/1/22	185	186
[4]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	254
[4]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	386
[4]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,775
[4]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,834
[4]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,223
[4]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	840
[4]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,513
[4]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	605
[4]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,204
[4]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	455
[4]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	482
[4]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,242
[4]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,513
[4]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,457
[4]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,037
[4]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,064
					1,862,441
Alaska (0.2%)
	Alaska GO	5.000%	8/1/24	5,005	5,122
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,841
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	9,534
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,388
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	281
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,593
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,579
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,244
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,140
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,196
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project), Prere.	5.000%	6/1/22	200	201
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	6/1/22	200	201
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	2,600	2,608
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	4,505	4,518
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	1,690	1,695
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	475	476
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	825	827
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	310	311
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	534
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,352
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/32	1,375	1,421
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,217
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,018
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	864
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,448
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue, Prere.	5.000%	2/1/23	4,855	4,968
	Anchorage AK Electric Power & Light Revenue, ETM	5.000%	12/1/22	450	458
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,489
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,765
	Anchorage AK GO	5.000%	9/1/26	6,590	7,106
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,760
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,207
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,319
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,733
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,393
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,383
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,795
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,829
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,272
	Municipality of Anchorage AK GO	4.000%	9/1/33	1,230	1,314
	Municipality of Anchorage AK GO	4.000%	9/1/33	725	774
	Municipality of Anchorage AK GO	4.000%	9/1/34	1,000	1,066
	Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,321
	Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	2,088
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	2,084
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	1,038

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	873
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,455	1,593
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,460	1,594
	Valdez AK Industrial Revenue VRDO	0.320%	5/2/22	5,690	5,690
					130,521
Arizona (1.9%)
	Arizona Board of Regents College & University Revenue (Arizona State University) Class A	5.000%	7/1/30	300	346
	Arizona Board of Regents College & University Revenue (Arizona State University) Class A	5.000%	7/1/31	500	581
	Arizona Board of Regents College & University Revenue (Arizona State University) Class A	5.000%	7/1/32	325	380
	Arizona Board of Regents College & University Revenue (Arizona State University) Class A	5.000%	7/1/33	500	579
	Arizona Board of Regents College & University Revenue (Arizona State University) Class A	5.000%	7/1/35	1,190	1,369
	Arizona Board of Regents College & University Revenue (Arizona State University) Class A	5.000%	7/1/36	1,700	1,953
	Arizona Board of Regents College & University Revenue (Arizona State University) Class A	5.000%	7/1/38	1,150	1,318
	Arizona Board of Regents College & University Revenue (Arizona State University) Class B	5.000%	7/1/31	500	581
	Arizona Board of Regents College & University Revenue (Arizona State University) Class B	5.000%	7/1/36	1,320	1,517
	Arizona Board of Regents College & University Revenue (Arizona State University) Class B	5.000%	7/1/38	1,300	1,490
	Arizona Board of Regents COP, Prere.	5.000%	6/1/22	240	241
	Arizona COP, ETM	5.000%	10/1/26	10,590	11,683
	Arizona COP, ETM	5.000%	10/1/27	13,400	15,028
	Arizona COP, ETM	5.000%	10/1/28	11,330	12,891
	Arizona COP, ETM	5.000%	10/1/29	17,350	20,010
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/22	8,520	8,571
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	6,405	6,755
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	6,000	6,320
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,770
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	15,224
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	8,521
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	4,225	4,250
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,580	7,625
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,925	1,937
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,000	1,006
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,043
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,143
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	55	57
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	170	177
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	60	63
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	170	176
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	65	68
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	160	166
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,084
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	70	73
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	190	196
[6]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	491
[6]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	755	734
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,280
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	70	74
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	200	206
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	931
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	325	341
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	210	216
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	777
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	315	329
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	220	226
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,093
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	335	318
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	230	218
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,143
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	370	349
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	240	226
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,016
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	310	291
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	220	207
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,116
[6]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	1,810	1,936
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	598
[6]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	1,022
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	835
[6]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	850
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	847

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	495	452
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	720	657
[6]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	625	607
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	139
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	145
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	140
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	688
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	704
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	715
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	735
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	746
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	788
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	803
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,636
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,675
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	478
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,695	1,926
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	374
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,650	1,891
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	227
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,500	1,733
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	340
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,040	2,327
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	475
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,115	1,249
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,900	3,302
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,800	2,043
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	228
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	360
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,500	2,829
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	418
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	448
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	407
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	436
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	747
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,685
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	1,831
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	562
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,593
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,776
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	4,012
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,975
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,286
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,185
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,292
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	1,490	1,716
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,061
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	3,617
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	4,312
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	4,650	5,412
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	437
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	359
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	781
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	360
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	359
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	386
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	257
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	583
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	610
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	851
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	713
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	510
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	1,546
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	5,143
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	2,730
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	7,397
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	8,676
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	1,000	1,072
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	970

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	7,017
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,821
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	6,235
	Arizona State University College & University Revenue	5.000%	7/1/26	810	888
	Arizona State University College & University Revenue	5.000%	7/1/27	315	317
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	3,936
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	2,000
	Arizona State University College & University Revenue	5.000%	7/1/28	840	935
	Arizona State University College & University Revenue	5.000%	7/1/28	285	287
	Arizona State University College & University Revenue	5.000%	7/1/30	715	747
	Arizona State University College & University Revenue	5.000%	7/1/31	725	779
	Arizona State University College & University Revenue	5.000%	7/1/32	895	961
	Arizona State University College & University Revenue	5.000%	7/1/32	780	815
	Arizona State University College & University Revenue	5.000%	7/1/33	700	752
	Arizona State University College & University Revenue	5.000%	7/1/33	750	786
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,074
	Arizona State University College & University Revenue	5.000%	7/1/34	750	786
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,389
	Arizona State University College & University Revenue	5.000%	7/1/35	605	650
	Arizona State University College & University Revenue	5.000%	7/1/35	750	785
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,421
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,047
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,664
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	800	805
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	715	719
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	200	201
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	465	468
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/22	295	297
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	10,275	10,336
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	29,098
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	6,035	6,123
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	10,500	11,142
	Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	1,490	1,511
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,145	1,162
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	727
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	372
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	3,989
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	5,927
	Chandler AZ GO	4.000%	7/1/22	3,720	3,737
	Chandler AZ GO	5.000%	7/1/23	3,400	3,515
	City of Glendale sales Tax Revenue	5.000%	7/1/29	2,500	2,770
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	2,811
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,140	3,159
	Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	3,887
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	9,351
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,852
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/29	1,200	1,374
	Glendale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/22	150	151
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,860
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,570
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,800	1,883
	IDA of the County of Pima health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,390
	IDA of the County of Pima health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,362
	IDA of the County of Pima health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,700	1,679
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.250%	7/1/28	690	715
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/29	480	499
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/30	375	390
	Kyrene Elementary School District No. 28 GO	5.000%	7/1/22	50	50
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	365
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	623
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	116
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	158
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/28	2,850	3,234
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	2,932
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,157
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/31	2,415	2,379
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/32	1,500	1,472
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,256
[1]	Maricopa County Elementary School District No. 2 Riverside (School Improvement Project 2014) GO	5.000%	7/1/22	100	101

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,799
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	512
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/35	1,100	1,119
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	816
[6]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,588
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	5,633
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,797
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	11,061
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,126
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,217
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,893
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,140
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,015	1,141
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	925	1,038
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	8,197
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,230
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,105	1,238
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,097
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,020	1,141
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,456
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	894
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	701
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,761
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,756
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	754
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,421
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,000	13,008
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue	2.400%	6/1/35	6,500	5,426
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue	2.400%	6/1/35	9,350	7,806
	Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	12,241
	Maricopa County School District No. 3 Tempe Elementary GO	5.000%	7/1/22	100	101
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,013
	Maricopa County Special Health Care District GO	5.000%	7/1/29	5,000	5,661
	Maricopa County Special Health Care District GO	5.000%	7/1/30	3,200	3,649
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/23	2,250	2,322
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	965	1,109
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/31	1,745	2,047
	Maricopa County Unified School District No. 48 Scottsdale GO	5.000%	7/1/22	8,465	8,517
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,728
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,505
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,122
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/22	105	106
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,134
	Maricopa County Unified School District No. 80 Chandler GO Class B	5.000%	7/1/29	875	971
	Maricopa County Unified School District No. 95 Queen Creek GO	4.000%	7/1/32	1,500	1,585
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/22	100	101
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,000	1,055
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,712
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,146
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	2,010	2,169
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	2,530	2,726
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	346
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	296
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	452
	Mesa AZ Utility System Water Revenue	4.000%	7/1/25	1,150	1,202
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	8,405	8,788
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,688
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,613
[5]	Phoenix AZ GO	5.000%	7/1/32	1,250	1,477
[7,8]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	7,500	9,355
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	6,650	6,691
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	7,835	8,263
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	9,040	9,532
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	11,000	11,601
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,705
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	16,000	16,495
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	6,863
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	2,730	2,909
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/28	2,560	2,894

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	30,000	30,865
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,285
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	1,550	1,798
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	13,660
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	2,037
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	9,530	10,395
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	1,778
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	5,572
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	14,343
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	4,916
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	3,561
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	12,591
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	7,324
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,156
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	9,258
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	13,941
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,176
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	26,600
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	10,874
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	4,549
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	10,865
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	9,508
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,189
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	388
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,455
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	21,709
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	9,466
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	2,415	2,795
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/38	305	319
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,335
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	261
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	10,943
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	381
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	2,500	2,619
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/41	1,500	1,569
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, ETM	5.000%	7/1/22	11,000	11,066
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	1,958
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/27	2,035	2,263
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	269
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	762
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	754
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	322
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	730
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	857
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,394
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	559
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/22	50	50
[6]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	2,450	2,458
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	380	367
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	1,510	1,460
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/31	395	379
[6]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,211
[6]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,325
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,985	1,768
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	890
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,148
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/22	3,140	3,149
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/23	3,585	3,699
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/26	3,600	3,709
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/22	2,025	2,038
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	1,155	1,197
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,754
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,145	2,188
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	4,540	4,839
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,312
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	2,580	2,856
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,470	6,056
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	4,610
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,145	3,473

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	11,345	12,939
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	39,570	45,631
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	48,530	56,611
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	44,465	52,262
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,522
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	25,542
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	26,653
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	15,795
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	6,814
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	3,650	3,861
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	11,704
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	847
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	6,705	7,470
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/22	4,335	4,407
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	8,739
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,742
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	20,398
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	3,009
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	296
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	5,575	6,086
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	19,720	21,579
	Scottsdale AZ GO	5.000%	7/1/22	3,185	3,204
	Scottsdale AZ GO	5.000%	7/1/22	105	106
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/22	12,415	12,491
	Tucson AZ GO	5.000%	7/1/22	145	146
	Tucson AZ Water System Water Revenue	5.000%	7/1/23	3,540	3,660
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	1,971
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,950
	Tucson AZ Water System Water Revenue, Prere.	3.625%	7/1/22	150	151
	Tucson AZ Water System Water Revenue, Prere.	5.000%	7/1/22	1,860	1,871
	University of Arizona College & University Revenue	5.000%	8/1/27	940	1,039
	University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,118
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,237
	University of Arizona College & University Revenue	5.000%	6/1/31	1,000	1,003
	University of Arizona College & University Revenue	5.000%	6/1/32	1,290	1,294
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,180
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,379
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,136
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,328
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,316
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,058
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,583
					1,450,687
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,585
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	1,899
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,661
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,639
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,231
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,388
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,212
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,381
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,483
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,992
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,504
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,339
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,092
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,501
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,171
	Arkansas GO	5.000%	6/15/23	73,425	75,823
	Arkansas GO	3.000%	10/1/24	11,855	11,871
	Arkansas GO	5.000%	10/1/24	10,105	10,740
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	1,305	1,252
	Fort Smith School District No. 100 GO, Prere.	4.000%	8/1/23	150	153
[4]	Little Rock School District GO	2.000%	2/1/39	8,420	6,301
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,265
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,592
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	3,056
	Rogers School District No. 30 GO	3.000%	2/1/31	4,810	4,652

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	2,823
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,570
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,072
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,670	2,731
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	2,860	2,920
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	19,335
	Springdale School District No. 50 GO	4.000%	6/1/27	3,500	3,508
	Springdale School District No. 50 GO	4.000%	6/1/32	4,500	4,510
	Springdale School District No. 50 GO	4.000%	6/1/33	5,500	5,512
	Springdale School District No. 50 GO Class B	3.000%	6/1/31	1,330	1,283
	Springdale School District No. 50 GO Class B	3.000%	6/1/32	3,805	3,607
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	617
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	660
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,090
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,113
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	872
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	2,041
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,069
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	915
	University of Arkansas College & University Revenue	5.000%	3/1/32	2,185	2,449
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,233
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,095
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,538
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,314
	University of Arkansas College & University Revenue	5.000%	4/1/37	1,930	2,209
	University of Arkansas College & University Revenue, ETM	5.000%	11/1/23	1,280	1,332
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/22	105	105
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,020	2,123
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,205	2,317
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,210	3,373
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,355	3,526
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,565	2,695
					234,340
California (10.6%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	2,375	2,389
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	2,795	2,812
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	2,200	2,213
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	1,450	1,467
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,166
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,615
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	822
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	658
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	5,000	5,181
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,872
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	813
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/27	3,010	3,144
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/30	12,395	12,864
[4]	Alvord Unified School District GO	5.000%	8/1/22	105	106
[5]	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (City of Anaheim CA Electric System Revenue)	5.000%	10/1/29	6,500	7,119
[5]	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (City of Anaheim CA Electric System Revenue)	5.000%	10/1/30	3,700	4,043
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.000%	10/1/22	200	203
	Arcadia Unified School District GO, Prere.	3.500%	8/1/22	250	251
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	7,900	8,291
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,885
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	12,990	13,523
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	11,840	12,271
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	26,079
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	41,156
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	26,430	26,853
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20,000	20,253
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	62,442
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,550	19,343
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	52,735
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,360	32,974
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	18,101
[2]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.740%	4/1/27	10,000	9,757
[2]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.410%	0.850%	4/1/28	12,000	11,733

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	5/1/23	13,500	13,490
[2]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.250%	1.690%	4/1/27	1,605	1,632
[5]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,665	1,870
[5]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/33	2,345	2,636
	Berkeley Unified School District GO	5.000%	8/1/22	200	202
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,134
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,338
	Bonita Unified School District GO, Prere.	5.000%	8/1/22	150	151
	Cabrillo Community College District GO	5.000%	8/1/22	295	298
	Cabrillo Community College District GO, Prere.	5.000%	8/1/22	725	732
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	62,390	63,956
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	62,305	63,217
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,300	9,696
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	650
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	548
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,350	1,365
	California Department of Water Resources Water Revenue	5.000%	12/1/22	200	204
	California Department of Water Resources Water Revenue	5.000%	12/1/32	18,000	20,937
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	83
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	35	37
	California Department of Water Resources Water Revenue, Prere.	5.000%	9/1/22	100	101
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	240	245
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	55	59
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	11
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,655
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,212
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,510	2,997
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	24,690	29,783
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	24,205	29,198
	California GO	5.000%	8/1/22	4,880	4,926
	California GO	5.000%	9/1/22	4,900	4,961
	California GO	5.000%	9/1/22	5,620	5,689
	California GO	5.000%	11/1/22	790	804
	California GO	4.000%	12/1/22	2,150	2,180
	California GO	5.000%	12/1/23	4,400	4,594
	California GO	5.000%	3/1/24	30,065	31,551
	California GO	5.000%	5/1/24	25,000	26,322
	California GO	5.000%	10/1/25	20,000	20,515
	California GO	5.000%	10/1/25	34,000	36,778
	California GO	5.000%	11/1/25	33,000	35,055
	California GO	5.000%	4/1/26	48,005	52,454
	California GO	5.000%	10/1/26	31,195	31,984
	California GO	5.000%	10/1/26	5,250	5,789
	California GO	4.000%	3/1/27	795	844
	California GO	5.000%	4/1/27	52,120	57,848
	California GO	5.000%	4/1/27	8,085	8,974
	California GO	3.500%	8/1/27	21,000	21,820
	California GO	5.000%	10/1/27	11,250	11,535
	California GO	5.000%	11/1/27	17,380	18,036
	California GO	5.000%	4/1/28	13,190	14,798
	California GO	5.000%	8/1/28	1,260	1,402
	California GO	5.000%	9/1/28	18,000	20,310
	California GO	5.000%	10/1/28	5,250	5,930
	California GO	5.000%	11/1/28	9,175	9,520
	California GO	5.000%	11/1/28	7,770	8,674
	California GO	5.000%	11/1/28	29,660	33,542
	California GO	5.000%	11/1/28	21,450	24,257
	California GO	5.000%	12/1/28	3,575	3,715
	California GO	4.000%	3/1/29	370	397
	California GO	5.000%	4/1/29	15,215	17,269
	California GO	5.000%	9/1/29	1,830	2,002
	California GO	5.000%	9/1/29	7,030	7,692
	California GO	5.000%	9/1/29	12,340	14,076
	California GO	5.250%	9/1/29	10,460	10,850
	California GO	5.000%	10/1/29	10,000	10,556
	California GO	5.000%	10/1/29	58,675	66,994
	California GO	5.000%	11/1/29	17,695	20,224
	California GO	5.000%	4/1/30	4,910	5,574
	California GO	5.000%	4/1/30	5,645	6,473

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	5/1/30	30,000	31,381
California GO	4.000%	8/1/30	12,400	12,992
California GO	5.000%	8/1/30	15,000	16,346
California GO	5.000%	8/1/30	10,000	10,897
California GO	5.000%	9/1/30	16,075	18,514
California GO	5.000%	11/1/30	38,680	44,629
California GO	3.500%	12/1/30	7,500	7,534
California GO	5.000%	3/1/31	2,665	3,045
California GO	5.000%	4/1/31	17,625	20,435
California GO	4.000%	8/1/31	27,000	28,229
California GO	4.000%	9/1/31	8,610	9,008
California GO	5.000%	9/1/31	18,545	21,599
California GO	5.000%	10/1/31	24,000	25,299
California GO	5.000%	10/1/31	11,975	13,600
California GO	5.000%	11/1/31	10,000	11,077
California GO	5.000%	12/1/31	1,000	1,168
California GO	5.000%	2/1/32	50,640	51,690
California GO	5.000%	4/1/32	26,035	29,225
California GO	5.000%	4/1/32	5,855	6,846
California GO	4.000%	8/1/32	8,000	8,325
California GO	4.000%	9/1/32	5,000	5,207
California GO	5.000%	9/1/32	6,000	6,957
California GO	5.000%	10/1/32	11,000	11,590
California GO	5.000%	10/1/32	7,690	8,685
California GO	4.000%	11/1/32	4,805	5,042
California GO	5.000%	12/1/32	1,000	1,082
California GO	5.000%	2/1/33	50,000	51,033
California GO	5.000%	4/1/33	12,000	13,445
California GO	4.000%	8/1/33	26,000	26,922
California GO	5.000%	8/1/33	14,000	15,163
California GO	4.000%	9/1/33	26,050	26,978
California GO	3.000%	10/1/33	9,000	8,448
California GO	5.000%	10/1/33	6,000	6,319
California GO	3.000%	11/1/33	2,620	2,458
California GO	4.000%	8/1/34	5,030	5,184
California GO	5.000%	9/1/34	1,655	1,795
California GO	3.000%	10/1/34	25,075	23,228
California GO	5.000%	10/1/34	10,000	10,527
California GO	3.000%	11/1/34	3,200	2,963
California GO	5.000%	11/1/34	5,660	6,459
California GO	5.000%	11/1/34	2,590	2,956
California GO	5.000%	12/1/34	900	972
California GO	5.000%	4/1/35	3,750	4,165
California GO	4.000%	9/1/35	8,000	8,207
California GO	4.000%	9/1/35	10,000	10,259
California GO	3.000%	10/1/35	61,285	56,007
California GO	3.000%	11/1/35	2,300	2,101
California GO	4.000%	11/1/35	2,090	2,173
California GO	5.000%	11/1/35	24,035	27,376
California GO	4.000%	3/1/36	18,350	18,923
California GO	3.000%	10/1/36	6,015	5,420
California GO	4.000%	10/1/36	10,650	11,013
California GO	4.000%	10/1/36	2,590	2,678
California GO	5.000%	11/1/36	9,850	11,206
California GO	5.000%	12/1/36	1,000	1,139
California GO	3.000%	10/1/37	6,800	6,089
California GO	4.000%	3/1/38	4,930	5,034
California GO	4.000%	11/1/40	1,825	1,855
California GO	4.000%	10/1/41	16,315	16,567
California GO	4.000%	4/1/42	5,000	5,073
California GO	5.000%	4/1/42	6,000	6,548
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	5,000	5,066
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,000	5,065
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,512
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,845	3,894
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,936
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,310
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,255
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,545

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,410
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,462
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,713
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,338
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,679
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,179
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	35,205
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,961
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,000	1,004
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,866
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,110	5,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	32,695	36,541
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,510	1,532
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,095	5,176
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,815	43,217
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	43,150	45,904
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	31,650	35,876
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	5.000%	10/1/25	38,350	41,496
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	71,996	73,041
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,506	18,505
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	11,319	10,836
[2]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	8/1/24	5,500	5,468
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/22	100	101
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,409
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	20,757
[2]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.140%	6/1/26	3,600	3,582
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	5,175	5,711
	California Infrastructure & Economic Development Bank Water Revenue ()	5.000%	10/1/26	1,030	1,137
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	10/1/22	100	101
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,078
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/32	2,190	2,348
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	1,876
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc Obligated Group)	2.125%	11/15/26	275	258
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	30,000	7,174
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,503
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	6,075	6,075
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/23	130	134
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,065	3,156
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	4,510	4,643
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	750	779
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	1,750	1,830
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	953
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,619
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,485
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	7,420	7,442
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,142
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/27	1,325	1,409
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,295
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	2,000	2,246
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	16,509
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	6,250	7,105
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	11,700	13,365
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	7,000	8,011
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	4,800	5,524
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	9,500	10,988
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	16,875	19,573
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	9,000	10,363
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	13,250	15,167
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/34	1,500	1,710
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	16,750	19,143
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/35	1,500	1,708
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	17,500	19,972
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	18,500	21,087
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,218
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,345
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,018

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,111
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,424
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	300	305
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	8,642
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	20,835
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,835	3,990
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	2,100	2,364
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	2,615	2,929
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	2,580	2,886
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/35	5,365	5,995
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/36	3,100	3,460
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/22	125	127
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	9/1/22	125	126
[5]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	2,560	2,874
[5]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	4,675	5,241
[5]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	4,875	5,450
[5]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	5,320	5,936
[5]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,125	3,209
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,730
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	3,030	3,096
	California State University College & University Revenue	5.000%	11/1/28	3,570	3,886
	California State University College & University Revenue	5.000%	11/1/30	8,400	9,270
	California State University College & University Revenue	5.000%	11/1/30	2,025	2,194
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,563
	California State University College & University Revenue	5.000%	11/1/31	4,600	4,971
	California State University College & University Revenue	5.000%	11/1/32	2,555	2,797
	California State University College & University Revenue	5.000%	11/1/32	10,000	10,790
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,750
	California State University College & University Revenue	5.000%	11/1/33	1,000	1,092
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,053
	California State University College & University Revenue	5.000%	11/1/34	10,270	11,203
	California State University College & University Revenue	4.000%	11/1/35	2,000	2,043
	California State University College & University Revenue	5.000%	11/1/35	12,825	13,978
	California State University College & University Revenue	5.000%	11/1/35	4,645	5,233
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,786
	California State University College & University Revenue	5.000%	11/1/36	7,165	8,048
	California State University College & University Revenue	5.000%	11/1/37	9,290	9,934
	California State University College & University Revenue	5.000%	11/1/38	10,000	11,194
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,374
	California State University College & University Revenue	5.000%	11/1/41	12,445	13,380
	California State University College & University Revenue, Prere.	3.750%	11/1/22	100	101
	California State University College & University Revenue, Prere.	5.000%	11/1/22	245	249
	California State University College & University Revenue, Prere.	5.000%	11/1/22	250	254
	California State University College & University Revenue, Prere.	5.000%	11/1/24	380	403
	California State University College & University Revenue, Prere.	5.000%	11/1/24	410	435
	California State University College & University Revenue, Prere.	5.000%	11/1/24	500	531
	California State University College & University Revenue, Prere.	5.000%	11/1/24	530	563
	California State University College & University Revenue, Prere.	5.000%	11/1/24	460	488
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	22,616
	California State University College & University Revenue, Prere.	5.000%	11/1/24	19,590	20,849
	California State University College & University Revenue, Prere.	5.000%	11/1/24	23,690	25,213
	California State University College & University Revenue, Prere.	5.000%	11/1/24	24,505	26,080
	California State University College & University Revenue, Prere.	5.000%	11/1/24	195	207
	California State University College & University Revenue, Prere.	5.000%	11/1/24	125	133
	California State University College & University Revenue, Prere.	5.000%	11/1/24	9,835	10,467
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,280	4,555
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,647
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,256
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,107
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,230
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,681
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	970	1,100
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,075
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,180	39,877
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	23,844
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	31,812
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,058

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,071
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,071
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,138
	Cerritos Community College District GO	0.000%	8/1/28	1,000	824
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,413
	Cerritos Community College District GO	0.000%	8/1/31	1,000	733
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,268
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,855
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,510
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,354
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,000	7,247
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	15,000	15,528
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	5,375	5,564
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	17,000	17,599
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	110	114
	Chaffey Community College District GO, Prere.	5.000%	6/1/22	125	125
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,318
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,109
	Chico Unified School District GO	4.000%	8/1/22	100	101
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	862
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,516
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,394
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	904
[4]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,678
[4]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,702
[4]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,822
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,121
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,194
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,235
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,352
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,419
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,481
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,549
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,498
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,706
	City & County of San Francisco CA GO	5.000%	6/15/22	115	116
[9]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,265
[4]	Coachella Valley Unified School District GO, Prere.	5.000%	8/1/22	735	742
	Concord CA COP	2.125%	4/1/41	2,275	1,672
	Contra Costa Community College District GO	4.000%	8/1/22	1,115	1,122
	Contra Costa Community College District GO, Prere.	3.000%	8/1/22	250	251
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	165	166
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	325	328
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,072
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,108
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,143
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	325	333
	Contra Costa Water District Water Revenue	5.000%	10/1/22	500	507
	Corona-Norco Unified School District GO	4.000%	8/1/35	5,240	5,361
	Corona-Norco Unified School District GO	4.000%	8/1/36	5,550	5,661
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	570	590
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	21,125	16,963
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,580	7,375
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,970	3,949
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,481
	Cupertino Union School District GO, Prere.	5.000%	8/1/22	1,000	1,009
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,450	2,426
	Desert Community College District GO	4.000%	8/1/36	300	306
	Desert Community College District GO	4.000%	8/1/38	655	665
	Desert Community College District GO	4.000%	8/1/40	500	507
	Desert Sands Unified School District GO	5.000%	8/1/32	1,500	1,647
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,430
	Desert Sands Unified School District GO	5.000%	8/1/34	1,030	1,128
[4]	Downey Unified School District GO	2.000%	8/1/38	1,080	851
[4]	Downey Unified School District GO	2.000%	8/1/39	1,005	780
[4]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,949
[4]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,328
	Dry Creek Joint Elementary School District GO	4.000%	8/1/22	150	151

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Earlimart School District GO, Prere.	5.000%	8/1/22	300	303
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10,900	12,053
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	8,442
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,288
	East Side Union High School District GO	4.000%	8/1/22	275	277
	East Side Union High School District GO	5.000%	8/1/26	2,575	2,664
	East Side Union High School District GO	5.000%	8/1/27	2,000	2,067
	East Side Union High School District GO	5.000%	8/1/28	3,000	3,099
	East Side Union High School District GO	2.000%	8/1/33	6,695	5,632
[4]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,624
	East Side Union High School District GO	2.000%	8/1/34	8,120	6,750
[4]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,379
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,505	5,658
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	7,810	7,990
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	225	237
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	315	332
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	150	151
[2]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.540%	7/1/24	4,000	4,000
	El Camino Community College District Foundation GO	4.000%	8/1/22	650	654
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,791
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	3,060	3,207
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,219
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	6,836
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	6,955
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	800
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,049
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	801
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,243
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,214
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,877
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,461
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,773
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,587
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,856
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,605
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,327
	Foothill-De Anza Community College District GO	5.000%	8/1/22	350	353
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/32	9,280	6,595
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	817
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	604
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,054
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	2,046	2,043
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	40,500	40,822
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	20,853
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,118
	Fortuna Elementary School District GO	4.000%	8/1/22	80	80
	Fremont Unified School District/Alameda County CA GO, Prere.	4.000%	8/1/22	110	111
	Fremont Unified School District/Alameda County CA GO, Prere.	4.250%	8/1/22	400	403
	Fremont Unified School District/Alameda County CA GO, Prere.	5.000%	8/1/22	145	146
	Fremont Unified School District/Alameda County CA GO, Prere.	5.000%	8/1/22	150	151
	Fremont Unified School District/Alameda County CA GO, Prere.	5.000%	8/1/22	500	505
	Fremont Union High School District GO	5.000%	8/1/22	200	202
	Fresno Unified School District GO	4.000%	8/1/34	450	469
	Fresno Unified School District GO	4.000%	8/1/35	300	311
	Fresno Unified School District GO	3.000%	8/1/36	1,000	928
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,214
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	5,363
	Gavilan Joint Community College District GO	5.000%	8/1/31	6,000	6,426
[7]	Gilroy Unified School District GO	0.000%	8/1/30	5,390	4,076
[7]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,368
[7]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	200
	Glendale Community College District GO, Prere.	4.000%	8/1/22	500	503
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	3.000%	6/1/22	200	200
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	9,025	9,669
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,512
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,383
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	44,316
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	10,760	11,568
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	5,000	5,685

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	4,445	5,054
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	10,010	11,382
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	28,256
[4]	Hayward Unified School District GO	5.000%	8/1/28	2,720	2,862
[4]	Hayward Unified School District GO	5.000%	8/1/28	3,795	3,993
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,722
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,315	4,562
	Huntington Beach City School District GO	4.000%	8/1/36	1,000	1,021
	Huntington Beach City School District GO	4.000%	8/1/37	1,000	1,017
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,860
	Jefferson Elementary School District GO, Prere.	5.000%	7/15/22	100	101
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,099
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,070
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,270
	Kern Community College District GO	5.000%	8/1/22	325	328
[4]	Kern Community College District GO	0.000%	11/1/26	10,210	8,920
	Kern Community College District GO	3.000%	8/1/40	3,030	2,649
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,036
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,300
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,270
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,581
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	3,125	3,314
	Liberty Union High School District GO, Prere.	5.000%	8/1/22	185	187
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	340	352
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	177
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	262
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/22	3,535	3,597
	Long Beach Unified School District GO	5.000%	8/1/22	175	177
[7]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,934
[7]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,295
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,693
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	9,208
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	28,000	28,662
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	21,000	21,769
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	20,733
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	24,895	26,348
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,140	3,323
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	30,500	32,280
[3,6]	Los Angeles CA Local or Guaranteed Housing Revenue VRDO TOB	0.840%	5/5/22	7,000	7,000
	Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	21,054
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,635	11,833
	Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	14,328
	Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	19,832
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,720	6,475
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,200	2,317
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,995
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,400	2,233
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	29,660
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,600	6,806
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,725	4,895
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	27,878
	Los Angeles CA Unified School District GO	4.000%	7/1/37	9,000	9,226
	Los Angeles CA Unified School District GO	4.000%	7/1/37	4,625	4,759
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,642
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	4,680
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	1,100	1,103
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,670	3,015
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,230
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,651
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	5,280	5,786
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	6,450	7,585
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	2,734
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,116
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,157
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,280
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,187
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,374
	Los Angeles Community College District GO	5.000%	8/1/22	200	202

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	100	101
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	100	101
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	7,350	8,190
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	9,471
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	10,153
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	11,000	12,713
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	17,713
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	20,833
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,860
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	8,000	9,154
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10,000	10,934
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	16,334
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	20,120
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	16,965	17,987
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	11,395
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	10,387
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,769
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	23,695	24,991
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	655	744
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	18,538
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,601
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	4,535
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	17,551
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	22,478
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	8,860	10,204
	Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/31	9,630	11,297
	Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/34	7,655	8,880
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,195	1,366
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,510	1,745
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,745	2,031
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	2,365	2,746
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	3,515	4,061
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	3,500	4,035
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,425	2,792
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	9,216
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,300	2,638
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	2,000	2,293
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,024
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	2,400	2,746
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,750	5,425
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	865	875
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5,575	6,355
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	5,965	6,789
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	2,500	2,839
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/27	1,475	1,488
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/32	3,000	3,027
	Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/28	3,630	4,142
	Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/29	5,745	6,647
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	20,000	22,612
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	60	68
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	19,065	21,670
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	250	285
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	12,485	14,125
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,150
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	200	230
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	5,000	5,628
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	500	578
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,149
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	550	632
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	10,000	11,155
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	13,140	14,746
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,230	4,747
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	735	840
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	2,658
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,374
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,088
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,387
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	870	903
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	7,996

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	4,974
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	400	413
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,068
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	10,861
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	5,166
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	1,500	1,544
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	21,274
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	5,362
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,048
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	30,000	30,635
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,550
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	11,067
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,228
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,415	1,671
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	4,500	5,174
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	5,250	6,029
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,000	2,321
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,000	3,424
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,000	4,618
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	5,962
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,000	3,398
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,840
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	42,560	47,623
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,905	5,519
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	9,000	10,183
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	5,095	5,729
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,500	5,087
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,000	6,845
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	100	101
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	105	106
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	300	310
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	7,985	8,397
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	25,385	26,142
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	25,007
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	39,831
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	17,640
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	18,959
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	12,068
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	823
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	11,598
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	11,954
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	6,895	7,638
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,255	1,317
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	22,715	23,387
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	11,185	11,511
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,268
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,718
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,713
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,937
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	19,969
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	12,505	14,492
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	23,837
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	18,230	21,101
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	19,180
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	12,160
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	14,215	16,370
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	9,000	10,345
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	14,070	16,055
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	32,290	36,203
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	18,864
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	2,120	2,253
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	21,825	24,849
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	39,138
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	7,653
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,489
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,906
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	4,319
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	9,530	9,812
Los Angeles Unified School District GO	4.000%	7/1/38	5,935	6,095

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Unified School District GO	4.000%	7/1/39	6,000	6,120
	Los Angeles Unified School District GO	4.000%	7/1/40	4,670	4,732
	Los Angeles Unified School District GO	4.000%	7/1/41	2,400	2,428
	Los Rios Community College District GO	3.000%	8/1/24	1,000	1,013
	Los Rios Community College District GO	4.000%	8/1/25	800	837
	Marin Community College District GO, Prere.	4.000%	8/1/22	125	126
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,027
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,082
[9]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,408
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/22	1,900	1,911
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	11,350
[2]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	5,500	5,485
[2]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	4,700	4,687
[2]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	5,500	5,485
	Midpeninsula Regional Open Space District Miscellaneous Revenue, Prere.	4.000%	9/1/22	100	101
	Millbrae CA Wastewater Sewer Revenue	5.000%	12/1/22	175	178
	Milpitas Unified School District GO	2.000%	8/1/40	3,130	2,256
	Milpitas Unified School District GO, Prere.	5.000%	8/1/22	225	227
	Miracosta Community College District GO	4.000%	8/1/22	200	201
	Mount Diablo CA Unified School District GO	5.000%	7/1/25	255	256
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	7,910	7,979
[11]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,258
	Mount San Jacinto Community College District GO	4.000%	8/1/22	140	141
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,000	1,020
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,476
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	17,596
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue, ETM	5.000%	11/1/22	235	239
	Napa Valley Community College District GO	4.000%	8/1/29	6,065	6,308
	Napa Valley Community College District GO	4.000%	8/1/32	6,000	6,193
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	2,655	2,716
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	5,130	5,248
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	6,000	6,138
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/27	2,275	2,365
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/28	2,235	2,323
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	10,172
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/29	2,000	2,292
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	2,000	2,320
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,500	1,516
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,072
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,285	1,321
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,287
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,250	2,308
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,100	3,175
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,579
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,425	4,471
	Ohlone Community College District GO, Prere.	5.000%	8/1/22	585	590
	Ohlone Community College District GO, Prere.	5.000%	8/1/22	150	151
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	14,000	15,808
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	18,235
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,850	11,062
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	11,276
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	14,007
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	8,025	8,941
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/31	2,460	2,594
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/34	1,800	1,896
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/35	1,955	2,059
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,659
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	16,800
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	15,569
[7]	Palomar Health GO	0.000%	8/1/30	7,000	5,129
[7]	Palomar Health GO	0.000%	8/1/32	9,300	6,216
	Palomar Health GO	4.000%	8/1/34	5,725	5,854
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,276
	Pasadena Area Community College District GO	5.000%	8/1/22	150	151
	Pasadena Unified School District GO, Prere.	4.125%	5/1/22	100	100

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/41	5,590	6,371
	Peralta Community College District GO	5.000%	8/1/27	7,605	8,468
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,153
	Peralta Community College District GO	5.000%	8/1/28	9,110	10,256
	Peralta Community College District GO	5.000%	8/1/29	10,745	12,214
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,150
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,247
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,333
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,419
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,463
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	889
	Pleasanton Unified School District GO	4.000%	8/1/22	80	81
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/24	3,550	3,771
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/25	5,580	6,044
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,368
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,365
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,216
	Poway Unified School District GO	0.000%	8/1/29	6,160	4,872
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,475
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,394
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,858
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	6,690	6,939
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	15,860	16,450
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,100
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,275
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,356
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	6,998
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,575	10,391
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	12,070	13,099
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	3,495	3,793
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,525
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,057
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,091
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	2,995
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,045	3,932
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,176
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,162
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,085	1,072
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,609
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,059
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	3,889
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,391
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,647
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,435
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,845
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,980	5,146
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	7,610
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	185	191
[9]	Rocklin Unified School District GO	0.000%	8/1/22	5,450	5,430
[4]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,482
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	140	143
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	300
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	378
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	173
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/32	200	213
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/36	500	516
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,720
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,036
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,240	1,291
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	1,871
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	11,727
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,062
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,216
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,000	2,098
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,071
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/31	3,000	3,146
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,188
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	120	121

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,960	2,029
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,222
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,367
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,449
[4]	San Bernardino Community College District GO	0.000%	8/1/22	3,535	3,523
	San Bernardino Community College District GO	5.000%	8/1/22	150	151
[4]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,859
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	105	107
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	2,555	2,759
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	115	124
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	8,755	9,354
	San Diego CA Unified School District GO	5.000%	7/1/22	375	377
	San Diego CA Unified School District GO	0.000%	7/1/30	11,270	8,625
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	591
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	2,812
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	817
	San Diego Community College District GO	5.000%	8/1/22	335	338
	San Diego Community College District GO, Prere.	5.000%	8/1/22	175	177
	San Diego Community College District GO, Prere.	5.000%	8/1/22	175	177
	San Diego Community College District GO, Prere.	5.000%	8/1/23	110	114
	San Diego Community College District GO, Prere.	4.000%	8/1/26	19,065	20,269
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	839
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	562
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,900	2,129
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,661
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	4,960
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	625	704
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,095	2,324
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,360
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,468
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,469
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	875	889
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,383
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,135
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	875	888
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,512
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,543
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,513
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,675	1,861
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,875
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	2,450	2,465
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,000	1,160
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,700	1,961
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	1,000	1,152
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,855	2,118
	San Diego County Water Authority Water Revenue, Prere.	5.000%	11/1/22	1,220	1,241
[5]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,900	3,305
[5]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,380
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/22	1,940	1,970
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/40	2,750	3,105
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	9,357
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	5,612
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,805	5,214
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	17,163
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	13,695
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	13,095
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	10,008
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	200	202
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/22	400	402
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/22	375	378
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/22	350	353
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	4,750	5,095
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	3,000	3,064
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	3,250	2,979
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	725	729
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	100	101
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	500	503
	San Francisco CA City & County COP	5.000%	4/1/28	10,790	11,663
	San Francisco CA City & County COP	4.000%	4/1/30	16,775	17,325

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	12,727
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,643
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,164
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,729
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,143
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,820
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	2,919
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,032
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,134
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,037
	San Francisco CA City & County COP	4.000%	4/1/40	2,000	2,033
	San Francisco CA City & County COP	4.000%	4/1/41	2,000	2,031
	San Francisco CA City & County GO	5.000%	6/15/22	300	301
	San Francisco CA City & County GO	5.000%	6/15/22	285	286
	San Francisco CA City & County GO	5.000%	6/15/27	7,500	7,729
	San Francisco CA City & County GO	4.000%	6/15/28	25,000	25,378
[5]	San Francisco CA City & County GO	5.000%	6/15/28	6,500	7,374
	San Francisco CA City & County GO	4.000%	6/15/29	15,000	15,210
	San Francisco CA City & County GO	4.000%	6/15/29	2,590	2,657
[5]	San Francisco CA City & County GO	5.000%	6/15/29	4,350	5,007
[5]	San Francisco CA City & County GO	5.000%	6/15/32	2,750	3,278
	San Francisco CA City & County GO	4.000%	6/15/36	7,230	7,518
	San Francisco CA City & County GO	4.000%	6/15/37	7,520	7,783
	San Francisco CA City & County GO	4.000%	6/15/38	3,960	4,077
	San Francisco CA City & County GO	4.000%	6/15/38	7,820	8,051
	San Francisco CA City & County GO	4.000%	6/15/38	2,830	2,914
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,230
	San Francisco CA City & County GO	4.000%	6/15/39	8,130	8,358
	San Francisco CA City & County GO	4.000%	6/15/39	2,945	3,028
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,335
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,538
	San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,134
	San Francisco CA City & County GO	4.000%	6/15/41	2,455	2,511
	San Francisco CA City & County GO	4.000%	6/15/41	3,795	3,881
	San Francisco CA City & County GO	4.000%	6/15/41	3,185	3,257
[3,6]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.840%	5/5/22	39,965	39,965
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	8,428
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,960
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,185	7,865
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,130
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,255	22,254
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	12,200	12,200
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	11,123
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	15,515
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	3,000	3,390
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	12,121
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	4,855	5,478
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	4,000	4,492
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/22	100	100
	San Francisco City & County CA GO	5.000%	6/15/22	300	301
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/22	100	101
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	70,000	64,711
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	9,685
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	2,545	2,730
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,360
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,238
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	10,233
	San Francisco Community College District GO	5.000%	6/15/22	100	100
	San Francisco Unified School District GO	5.000%	6/15/22	470	472
	San Francisco Unified School District GO	5.000%	6/15/22	500	502
	San Francisco Unified School District GO	4.000%	6/15/31	8,670	8,679
	San Francisco Unified School District GO	4.000%	6/15/31	8,455	8,939
	San Francisco Unified School District GO	4.000%	6/15/31	5,615	5,936

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Unified School District GO	4.000%	6/15/32	3,950	3,954
	San Francisco Unified School District GO	4.000%	6/15/32	5,935	6,224
	San Francisco Unified School District GO	4.000%	6/15/32	3,840	4,027
	San Francisco Unified School District GO	4.000%	6/15/33	8,885	9,171
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,670	1,837
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	2,893
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,270
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	2,776
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,389
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	3,533
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,565	3,885
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	2,500	2,766
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,006
	San Jose CA GO	5.000%	9/1/22	350	354
	San Jose Evergreen Community College District GO	5.000%	9/1/22	280	283
	San Jose Evergreen Community College District GO	5.000%	9/1/22	200	202
	San Jose Evergreen Community College District GO, Prere.	4.000%	8/1/22	200	201
	San Jose Evergreen Community College District GO, Prere.	5.000%	8/1/22	100	101
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	2,911
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,192
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,282
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,601
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,653
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	4,072
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	3.000%	6/1/23	125	126
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	6/1/23	520	536
	San Jose School District GO	5.000%	8/1/22	490	494
[9]	San Jose Unified School District GO	0.000%	8/1/30	3,775	2,850
	San Juan Unified School District GO, Prere.	5.000%	8/1/22	105	106
	San Juan Unified School District GO, Prere.	5.000%	8/1/22	195	197
	San Leandro Unified School District GO	4.000%	8/1/22	180	181
	San Lorenzo Unified School District GO	4.000%	8/1/35	300	309
	San Lorenzo Unified School District GO	4.000%	8/1/37	385	393
	San Lorenzo Unified School District GO	4.000%	8/1/39	675	687
	San Lorenzo Unified School District GO	4.000%	8/1/41	485	492
	San Marcos Public Facilities Authority Special Tax Revenue, Prere.	5.000%	9/1/22	1,000	1,011
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,648
	San Mateo County Community College District GO, Prere.	5.000%	9/1/22	100	101
	San Mateo County Community College District GO, Prere.	5.000%	9/1/22	285	288
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/22	190	191
	San Mateo Foster City School District GO	3.000%	8/1/39	555	497
	San Mateo Foster City School District GO	3.000%	8/1/39	555	497
	San Mateo Foster City School District GO	3.000%	8/1/40	560	498
	San Mateo Foster City School District GO	3.000%	8/1/41	500	441
	San Mateo Foster City School District GO	3.000%	8/1/41	585	516
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/22	100	101
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,107
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/28	2,520	2,655
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,765
	San Mateo Union High School District GO	5.000%	9/1/22	100	101
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,157
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	2,763
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,643
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,418
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	3,385	3,504
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	1,080	1,118
	San Ramon Valley Unified School District GO, Prere.	4.000%	8/1/22	160	161
	San Ramon Valley Unified School District GO, Prere.	5.000%	8/1/22	350	353
	San Ramon Valley Unified School District GO, Prere.	5.000%	8/1/22	220	222
[1]	San Ysidro School District COP, Prere.	5.000%	9/1/22	100	101
	Santa Ana Financing Authority Water Revenue	5.000%	9/1/22	100	101
[9]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,598
[9]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,656
	Santa Barbara Unified School District GO, Prere.	5.250%	8/1/23	115	119
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,836
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	4,977
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,654
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	9,945
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	7,849

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	10,019
	Santa Clara Unified School District GO	5.000%	7/1/22	150	151
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	4,741
	Santa Clara Unified School District GO	3.000%	7/1/34	4,435	4,246
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	5,713
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,307
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/22	2,540	2,548
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,074
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,111
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,084
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,074
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,611
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,611
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/32	2,000	2,152
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/33	2,000	2,150
[1]	Santa Cruz Libraries Facilities Financing Authority Special Tax Revenue	5.000%	9/1/22	340	344
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,777
	Santa Monica Community College District GO	5.000%	8/1/24	100	106
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,014
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	5,976
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	9,948
	Santa Monica Community College District GO, Prere.	5.000%	8/1/23	5,145	5,326
[10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	9,397
	Santa Rosa CA Wastewater Sewer Revenue, Prere.	5.000%	9/1/22	350	354
	Santa Rosa CA Wastewater Sewer Revenue, Prere.	5.000%	9/1/22	125	126
	Santa Rosa CA Wastewater Sewer Revenue, Prere.	5.000%	9/1/22	155	157
[1]	Santa Rosa Elementary School District GO, Prere.	3.625%	8/1/22	250	251
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,553
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,400
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,556
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,186
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	6,025
	Sequoia Union High School District GO	3.000%	7/1/22	150	150
[9]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	4,702
[4]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	3,918
	Southern California Public Power Authority Electric Power & Light Revenue	4.000%	7/1/22	100	100
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/22	50	50
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	5,000	5,196
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/30	5,930	6,347
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/32	5,045	5,385
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	9,695	10,343
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/36	1,640	1,748
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,541
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	487
	State Center Community College District GO	3.000%	8/1/22	500	502
	State Center Community College District GO	5.000%	8/1/29	6,005	6,452
	State Center Community College District GO	5.000%	8/1/31	5,070	5,430
	State Center Community College District GO, Prere.	5.000%	8/1/22	300	303
[4]	Stockton Unified School District GO	4.000%	8/1/38	1,230	1,262
[4]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,446
[4]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,416
	Sunnyvale School District GO, Prere.	4.000%	9/1/22	250	252
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,460
	Tahoe-Truckee Unified School District GO	5.000%	8/1/29	440	482
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	880
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	666
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,173
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,740
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,038
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,021
[9]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,195
[9]	Union Elementary School District GO	0.000%	9/1/28	4,625	3,785
[9]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,135
	University of California College & University Revenue	3.000%	5/15/22	110	110
	University of California College & University Revenue	5.000%	5/15/22	250	250
	University of California College & University Revenue	5.000%	5/15/23	300	309
	University of California College & University Revenue	5.000%	5/15/27	5,100	5,465
	University of California College & University Revenue	5.000%	5/15/28	17,945	18,456
	University of California College & University Revenue	5.000%	5/15/28	5,550	5,941

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/28	12,500	13,366
	University of California College & University Revenue	5.000%	5/15/29	19,020	20,308
	University of California College & University Revenue	5.000%	5/15/29	1,750	1,998
	University of California College & University Revenue	5.000%	5/15/30	70	77
	University of California College & University Revenue	5.000%	5/15/30	4,450	5,137
	University of California College & University Revenue	4.000%	5/15/31	18,505	19,470
	University of California College & University Revenue	5.000%	5/15/31	11,205	11,930
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,236
	University of California College & University Revenue	5.000%	5/15/31	1,000	1,164
	University of California College & University Revenue	5.000%	5/15/31	1,170	1,171
	University of California College & University Revenue	5.000%	5/15/32	21,830	22,444
	University of California College & University Revenue	5.000%	5/15/32	4,060	4,319
	University of California College & University Revenue	5.000%	5/15/32	9,025	10,085
	University of California College & University Revenue	5.000%	5/15/32	3,500	4,101
	University of California College & University Revenue	4.000%	5/15/33	28,500	29,557
	University of California College & University Revenue	5.000%	5/15/33	25,000	25,701
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,415
	University of California College & University Revenue	5.000%	5/15/33	2,200	2,563
	University of California College & University Revenue	4.000%	5/15/34	28,825	29,729
	University of California College & University Revenue	4.000%	5/15/34	17,000	17,243
	University of California College & University Revenue	5.000%	5/15/34	38,420	39,489
	University of California College & University Revenue	5.000%	5/15/34	5,625	6,203
	University of California College & University Revenue	5.000%	5/15/34	7,000	7,967
	University of California College & University Revenue	5.000%	5/15/34	2,100	2,436
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,811
	University of California College & University Revenue	5.000%	5/15/35	6,025	6,637
	University of California College & University Revenue	5.000%	5/15/35	16,045	18,238
	University of California College & University Revenue	5.000%	5/15/35	3,000	3,475
	University of California College & University Revenue	4.000%	5/15/36	14,890	15,331
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,732
	University of California College & University Revenue	5.000%	5/15/36	9,010	10,022
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,402
	University of California College & University Revenue	5.000%	5/15/36	10,500	12,147
	University of California College & University Revenue	4.000%	5/15/37	12,000	12,320
	University of California College & University Revenue	5.000%	5/15/37	2,190	2,193
	University of California College & University Revenue	5.000%	5/15/37	6,640	7,302
	University of California College & University Revenue	5.000%	5/15/37	10,000	11,552
	University of California College & University Revenue	4.000%	5/15/38	12,300	12,604
	University of California College & University Revenue	5.000%	5/15/38	1,850	2,032
	University of California College & University Revenue	5.000%	5/15/38	16,000	18,447
	University of California College & University Revenue	4.000%	5/15/39	13,500	13,777
	University of California College & University Revenue	5.000%	5/15/39	10,000	11,258
	University of California College & University Revenue	5.000%	5/15/39	3,235	3,722
	University of California College & University Revenue	4.000%	5/15/40	17,905	18,186
	University of California College & University Revenue	5.000%	5/15/40	2,695	3,095
	University of California College & University Revenue	4.000%	5/15/41	15,000	15,188
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,974
	University of California College & University Revenue	5.000%	5/15/41	3,175	3,635
	University of California College & University Revenue	5.000%	5/15/42	2,190	2,501
	University of California College & University Revenue (Prerefunded-Limited Project), Prere.	5.000%	5/15/22	110	110
	University of California College & University Revenue PUT	5.000%	5/15/23	127,200	130,886
	University of California College & University Revenue, Prere.	5.000%	5/15/23	8,050	8,289
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	7,000	7,827
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	11,159
	University of California Regts Medical Center Pooled Revenue	5.000%	5/15/37	15,000	16,831
[1]	Vacaville Unified School District GO	5.000%	8/1/22	100	101
[1]	Val Verde Unified School District GO, Prere.	5.000%	8/1/23	215	223
	Ventura County Community College District GO	0.000%	8/1/23	6,155	5,972
	Ventura County Community College District GO	0.000%	8/1/24	8,150	7,665
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,303
	Ventura County Community College District GO	0.000%	8/1/26	8,500	7,505
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,246
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,047
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,047
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,047
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	225	229
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	10/1/22	350	353
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	828
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	712

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	581
[5]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	456
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	6,595
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	7,296
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,861
	Vista Unified School District GO, Prere.	5.000%	8/1/22	460	464
	West Basin Municipal Water District Water Revenue	5.000%	8/1/23	525	544
	West Basin Municipal Water District Water Revenue	5.000%	8/1/24	200	211
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	100	110
	West Basin Municipal Water District Water Revenue	5.000%	8/1/28	265	300
	West Basin Municipal Water District Water Revenue	5.000%	8/1/29	275	316
	West Contra Costa Unified School District GO	5.000%	8/1/27	2,405	2,532
[9]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,232
	West Contra Costa Unified School District GO	5.000%	8/1/29	3,500	3,688
[4,8]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	10,056
[9]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	4,760
[4,8]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	12,337
[7]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,427
[9]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,286
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	1,842
[9]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	10,604
[4]	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	6,270	6,326
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	130	131
[4]	West Sacramento Financing Authority Water Revenue, Prere.	5.000%	10/1/22	140	142
[4]	West Sacramento Financing Authority Water Revenue, Prere.	5.000%	10/1/22	200	203
[4]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,011
	Yosemite Community College District GO, Prere.	3.000%	8/1/22	100	100
					7,991,750
Colorado (1.8%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,750	1,927
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/32	7,210	7,915
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,486
	Adams 12 Five Star Schools GO	5.000%	12/15/28	3,000	3,317
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	11,008
	Adams County CO COP	5.000%	12/1/30	600	648
	Adams County CO COP	5.000%	12/1/33	1,040	1,120
	Adams County CO COP	5.000%	12/1/34	790	849
	Arapahoe County School District No. 6 Littleton GO	5.000%	12/1/22	135	138
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	4,178
	Aurora CO COP	5.000%	12/1/31	1,370	1,569
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,000	3,293
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	15	16
	Boulder Valley School District No. Re-2 Boulder GO	6.000%	12/1/22	175	179
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,345
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	9,375
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,840
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,269
	Broomfield CO City & County Water Revenue	4.000%	12/1/37	2,060	2,174
	Broomfield CO City & County Water Revenue	4.000%	12/1/39	5,055	5,314
	Broomfield CO City & County Water Revenue	4.000%	12/1/40	3,305	3,468
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	631
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	640
	Colorado COP	5.250%	11/1/23	5,080	5,300
	Colorado COP	5.000%	12/15/32	10,000	11,584
	Colorado COP	5.000%	3/15/33	1,350	1,522
	Colorado COP	4.000%	12/15/33	23,200	24,215
	Colorado COP	5.000%	3/15/34	1,385	1,559
	Colorado COP	4.000%	12/15/34	16,040	16,674
	Colorado COP	5.000%	3/15/35	1,285	1,445
	Colorado COP	4.000%	12/15/35	11,375	11,744
	Colorado COP	5.000%	3/15/36	2,840	3,190
	Colorado COP	4.000%	3/15/37	1,870	1,959
	Colorado COP	4.000%	6/15/37	1,030	1,068
	Colorado COP	3.000%	12/15/37	10,000	9,083
	Colorado COP	4.000%	12/15/37	9,540	9,836
	Colorado COP	4.000%	3/15/38	2,760	2,887
	Colorado COP	4.000%	6/15/38	1,345	1,393
	Colorado COP	4.000%	3/15/39	7,135	7,364
	Colorado COP	4.000%	3/15/39	5,765	5,996

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado COP	4.000%	6/15/39	1,020	1,051
	Colorado COP	4.000%	12/15/39	5,500	5,674
	Colorado COP	4.000%	6/15/40	1,320	1,353
	Colorado COP	4.000%	3/15/41	5,000	5,126
	Colorado COP	4.000%	6/15/41	1,300	1,326
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	2,015
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	5,142
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,977
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	125
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	175	160
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	920
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,073
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	1,000	1,038
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	1,112
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,077
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,647
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	625
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,713
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	782
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	1,991
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	593
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,292
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,000	3,270
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,467
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,000	4,392
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,228
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	891
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,095
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	595
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	428
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,315
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	5,542
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	788
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	492
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,716
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,490
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,589
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,488
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	931
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,161
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,380
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,131
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,465
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,733
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,128
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,456
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,344
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,108
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,233
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	6,886
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	4,150	4,517
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	5,000	5,442
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	811
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,843
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	6,791
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,520
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	1,769
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	9,000	9,778
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	19,321
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,706
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,500	1,625
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	12,088
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	415	374
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	651
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	670
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	730	693
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	760	716
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	737
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	670

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,421
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,956
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,700
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,795
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sisters of Charity of Leavenworth Health System Inc Obligated Group)	5.000%	1/1/27	885	968
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	19,510	20,259
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	11,100	11,707
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	7,000	7,494
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,605	22,457
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,070	10,959
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	49,279
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	915	1,001
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,141
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/9/22	350	354
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	125	127
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	6,750	6,877
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,025	2,063
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	8,385	8,551
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,564
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,787
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,295
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,357
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,000	3,340
	Colorado Higher Education COP	5.000%	11/1/22	100	102
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	9,155	9,027
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/22	130	132
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,525	1,709
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,450	1,648
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	290	330
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	683
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	735
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	2,195	2,316
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,048
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,450	1,517
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	7,080	7,441
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	1,700	1,776
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	170	173
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/24	2,415	2,549
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/24	2,410	2,544
	Copperleaf Metropolitan District No. 3 GO, Prere.	5.000%	12/1/22	500	524
	Copperleaf Metropolitan District No. 3 GO, Prere.	5.125%	12/1/22	500	525
	Denver City & County School District No. 1 GO	4.000%	12/1/31	7,000	7,293
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	5,591
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	12,565
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	16,035
	Denver City & County School District No. 1 GO	5.000%	12/1/35	9,000	10,508
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	25,746
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	820
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,078
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,259
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,214
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,216
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,614
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15,190	15,423
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	4,579
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	829
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,156
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	615
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,194
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	870
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	14,973
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,070
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,505
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	934
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,879
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,035	6,744
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	2,195	2,474
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,297

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	7,276
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	8,062
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	660
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,497
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,196
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	7,904
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,021
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,163
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	6,013
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,510
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	5,750	5,854
	Denver CO City & County GO	5.000%	8/1/22	4,365	4,403
	Denver CO City & County GO	5.000%	8/1/22	7,125	7,186
	Denver CO City & County GO	5.000%	8/1/22	1,000	1,009
[5]	Denver CO City & County GO Class B	5.000%	8/1/39	4,895	5,748
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	758
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	725
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	728
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,482
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,451
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/34	1,000	1,066
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,056
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,055
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,602
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	2,030	2,131
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/32	11,425	12,908
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/33	7,360	8,304
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	646
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	538
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/31	550	589
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/22	11,315	11,258
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	14,966
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	18,811
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,115
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	19,134
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,000
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,502
[2]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.538%	9/1/24	2,600	2,548
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	5,064
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	8,196
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,576
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,652
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,533
	El Paso County School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,183
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,209
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,944
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,189
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,186
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	620	632
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	710	724
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,215
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,920
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,436
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	880
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	765
	Greeley CO Water Water Revenue	5.000%	8/1/25	2,770	2,988
	Greeley CO Water Water Revenue	5.000%	8/1/28	1,125	1,270
	Greeley Co. Water Revenue	3.000%	8/1/42	2,135	1,804
	Gunnison Watershed School District No. Re 1J GO, Prere.	4.000%	12/1/24	100	104
	Harmony Technology Park Metropolitan District GO, Prere.	4.500%	12/1/22	500	523
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	548
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	219
[4]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,756
[4]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	852
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,064
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	20,187
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	26,345
	Larimer County CO COP	4.000%	12/1/32	1,000	1,065
	Larimer County CO COP	4.000%	12/1/34	2,740	2,900

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,550
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/30	3,010	3,441
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/32	3,000	3,200
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,674
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,550
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	6,035	6,869
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,280
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	2,028
	Mesa County Valley School District No. 51 Grand Junction GO	5.000%	12/1/22	150	153
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/23	6,500	6,682
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	9,820	9,148
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,578
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,075
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,137
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,596
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,147
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,324
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,191
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,246
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	1,260	1,602
[4]	Pueblo County CO COP, Prere.	5.000%	9/15/22	250	253
	Regional Transportation District COP	5.000%	6/1/27	2,000	2,183
	Regional Transportation District COP	5.000%	6/1/28	4,370	4,819
	Regional Transportation District COP	5.000%	6/1/29	4,455	4,964
	Regional Transportation District COP	5.000%	6/1/30	3,565	3,959
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,322
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	804
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,075
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	647
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	541
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	758
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	595
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	864
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	863
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	1,700	1,689
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	987
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	1,100	1,086
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	2,953
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	1,008
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	7,127
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.000%	11/1/40	13,600	14,235
	Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	700	712
	Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	300	305
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	582
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	904
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,277
	Thornton CO COP	4.000%	12/1/35	3,940	4,103
	Thornton CO COP	4.000%	12/1/36	4,100	4,265
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	4,499
	University of Colorado College & University Revenue	5.000%	6/1/30	2,535	2,790
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,699
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,430
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	20,532
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,585
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,699
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,250	1,254
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,085	2,091
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,480	2,487
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,445	2,452
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,720	2,728
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,850	1,856
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,950	1,956
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	3,155	3,164
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	550	552
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	150	150
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	5,788
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,581
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,108
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,371

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,914
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,100	10,872
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,554
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	9,047
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	6,000	6,102
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,250	6,353
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	236
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/28	250	272
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	239
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	250
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	261
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/31	265	288
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	284
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/32	160	173
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	289
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	323
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	113
	Village Metropolitan District GO	4.150%	12/1/30	975	964
	Village Metropolitan District GO	5.000%	12/1/40	1,950	2,009
	Weld County School District No. 6 Greeley GO	4.000%	12/1/35	4,050	4,240
	Weld County School District No. 6 Greeley GO	4.000%	12/1/36	4,200	4,391
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	2,837
[4]	Westminster Public Schools COP	5.000%	12/1/30	635	716
[4]	Westminster Public Schools COP	5.000%	12/1/32	310	348
[4]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,932
[4]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,132
[4]	Westminster Public Schools COP	5.000%	12/1/35	775	867
[4]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,352
	Westminster Public Schools GO	5.000%	12/1/22	4,000	4,077
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/37	3,580	3,728
					1,362,596
Connecticut (1.6%)
	Connecticut GO	5.000%	6/1/22	8,010	8,034
	Connecticut GO	5.000%	6/15/22	9,355	9,397
	Connecticut GO	5.000%	7/15/22	1,000	1,007
	Connecticut GO	5.000%	9/15/22	6,830	6,920
	Connecticut GO	5.000%	11/15/22	5,000	5,091
	Connecticut GO	5.000%	11/15/22	7,120	7,250
	Connecticut GO	4.000%	3/1/23	100	102
	Connecticut GO	5.000%	3/15/23	9,555	9,812
	Connecticut GO	5.000%	11/15/23	7,715	8,047
	Connecticut GO	5.000%	11/15/23	14,275	14,889
	Connecticut GO	5.000%	3/15/24	10,000	10,502
	Connecticut GO	5.000%	5/15/24	4,500	4,729
	Connecticut GO	5.000%	6/1/24	10,260	10,286
	Connecticut GO	5.000%	9/1/24	20,000	21,151
	Connecticut GO	5.000%	10/15/24	10,805	10,959
	Connecticut GO	5.000%	11/15/24	6,440	6,840
	Connecticut GO	5.000%	11/15/24	10,025	10,648
	Connecticut GO	5.000%	2/15/25	11,830	12,609
	Connecticut GO	5.000%	3/1/25	19,440	19,859
	Connecticut GO	5.000%	6/15/25	1,025	1,100
	Connecticut GO	5.000%	9/1/25	19,395	20,475
	Connecticut GO	5.000%	6/15/26	2,665	2,856
	Connecticut GO	5.000%	9/1/26	13,170	13,903
	Connecticut GO	5.000%	2/15/27	12,000	13,239
	Connecticut GO	5.000%	3/15/27	9,800	10,434
	Connecticut GO	5.000%	7/15/27	1,955	2,170
	Connecticut GO	4.000%	9/15/27	3,000	3,019
	Connecticut GO	5.000%	4/15/28	3,950	4,420
	Connecticut GO	4.000%	6/1/28	3,000	3,193
	Connecticut GO	5.000%	8/15/28	550	599
	Connecticut GO	4.000%	1/15/29	3,075	3,283
	Connecticut GO	4.000%	6/1/29	6,500	6,953
	Connecticut GO	4.000%	1/15/30	5,840	6,251
	Connecticut GO	5.000%	3/1/30	8,900	9,274
	Connecticut GO	5.000%	7/15/30	5,000	5,743
	Connecticut GO	4.000%	6/1/31	1,850	1,970
	Connecticut GO	4.000%	1/15/32	3,905	4,165

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	4/15/32	4,000	4,006
	Connecticut GO	4.000%	6/1/32	1,000	1,059
	Connecticut GO	5.000%	8/15/32	20,000	20,628
	Connecticut GO	3.000%	1/15/33	12,000	11,379
	Connecticut GO	5.000%	6/15/33	8,000	8,367
	Connecticut GO	5.000%	10/15/33	12,000	12,984
	Connecticut GO	3.000%	1/15/34	2,000	1,868
	Connecticut GO	4.000%	3/15/34	7,500	7,745
	Connecticut GO	4.000%	6/15/34	18,000	18,507
	Connecticut GO	5.000%	11/15/34	10,000	10,665
	Connecticut GO	3.000%	1/15/35	9,810	9,043
	Connecticut GO	4.000%	1/15/35	3,885	4,033
	Connecticut GO	4.000%	1/15/35	2,720	2,824
	Connecticut GO	4.000%	3/15/35	27,500	28,389
	Connecticut GO	5.000%	4/15/35	1,000	1,088
	Connecticut GO	5.000%	11/15/35	5,000	5,327
	Connecticut GO	3.000%	1/15/36	8,800	8,002
	Connecticut GO	4.000%	6/1/36	4,000	4,138
	Connecticut GO	4.000%	6/15/36	1,055	1,095
	Connecticut GO	3.000%	1/15/37	6,955	6,259
[1]	Connecticut GO	4.000%	1/15/37	6,500	6,753
	Connecticut GO	4.000%	6/15/37	990	1,027
	Connecticut GO	3.000%	1/15/38	12,025	10,716
	Connecticut GO	4.000%	6/1/38	9,375	9,672
	Connecticut GO	3.000%	1/15/39	11,890	10,478
	Connecticut GO	4.000%	6/1/39	3,000	3,090
	Connecticut GO	5.000%	6/1/40	750	835
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	5,385	5,326
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	5,000	5,057
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	20,455	20,811
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,000	3,167
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	8,225	8,367
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	15,030	15,290
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/28	1,810	2,040
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	3,500	3,951
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	620	707
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	3,500	3,997
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	1,000	1,017
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/30	1,825	2,103
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	23,791
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,500	4,019
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,518
[1]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,825	6,371
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	10,105	11,271
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	3,250	3,769
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,000	3,391
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,423
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	12,080	13,451
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	16,514
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	6,000	6,851
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	5,000	5,632
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,923
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	19,996
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	4,750	5,343
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	8,000	9,107
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	2,015
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	2,430	2,780
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,954
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	4,000	4,118
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,530
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,090	4,205
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,200	1,342
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	4,180	4,303
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	6,500	6,670
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	3,000	3,350
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	9,345	9,601
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	5,350	5,480
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	6,220	6,378
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	2,815	2,878

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	5,751
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	5,563
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,201
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,222
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	455
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,201
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	564
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,597
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	518
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,185
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,618
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	930
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,610	4,130
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,521
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	592
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	496
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	479
	Connecticut State Health & Educational Facilities Authority College & University Revenue (Fairfield University)	5.000%	7/1/28	1,025	1,133
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	22,995	22,995
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	23,580	23,580
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	32,275	32,976
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	954
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,451
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	8,909
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	15,838
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	15,383
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	28,935
[4]	Connecticut State Health & Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/22	2,290	2,304
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,703
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,113
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,699
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,415	1,473
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,405
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	2,900	3,022
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	11,030
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	15,000	15,087
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,093
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,151
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,850	1,811
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,089
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	4,200	4,091
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,345
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	13,393
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	3,502
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,361
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,745
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,450	4,442
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,351
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,483
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,221
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	952
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	6,585	6,919
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,365
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	838
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	472
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	831
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	719
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	828
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	634
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,473
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,234
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,990
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,180
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,208
	Guilford CT GO	5.000%	8/1/22	400	404
[6]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	12,427
	Metropolitan Council GO	4.000%	9/1/38	4,185	4,420
	Metropolitan Council GO	4.000%	9/1/39	4,220	4,414
	Metropolitan District GO	5.000%	7/15/26	1,000	1,097

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan District GO	5.000%	7/15/27	1,640	1,829
	Metropolitan District GO	5.000%	7/15/29	1,845	2,080
	Metropolitan District GO	5.000%	7/15/30	1,360	1,529
	Metropolitan District GO	5.000%	7/15/30	3,575	4,058
	Metropolitan District GO	5.000%	7/15/31	1,520	1,705
	Metropolitan District GO	5.000%	7/15/31	2,190	2,479
	Metropolitan District GO	5.000%	7/15/32	1,765	1,977
	Metropolitan District GO	5.000%	7/15/32	2,000	2,260
	Metropolitan District GO	5.000%	7/15/33	1,325	1,494
	Metropolitan District GO	5.000%	7/15/33	1,000	1,128
	Metropolitan District GO	5.000%	7/15/34	1,425	1,605
	Metropolitan District GO	5.000%	7/15/34	1,000	1,126
	Metropolitan District GO	4.000%	7/15/35	1,880	1,983
	Metropolitan District GO	4.000%	7/15/36	1,425	1,502
	Metropolitan District GO	4.000%	7/15/36	1,200	1,265
	Metropolitan District GO	4.000%	7/15/37	2,030	2,137
	Metropolitan District GO	4.000%	7/15/38	1,115	1,165
	Metropolitan District GO	4.000%	7/15/39	500	518
	Metropolitan District GO	4.000%	7/15/39	1,050	1,088
	South Central Connecticut Regional Water Authority Water Revenue, Prere.	5.000%	8/1/22	160	161
[1]	Stratford CT GO	4.000%	1/1/35	3,890	4,029
[1]	Stratford CT GO	4.000%	1/1/36	3,890	4,024
[1]	Stratford CT GO	4.000%	1/1/37	3,890	4,021
[1]	Stratford CT GO	4.000%	1/1/38	3,890	4,016
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,095
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,099
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	8,502
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,498
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,494
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,402
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,673
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,253
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	3,076
	University of Connecticut College & University Revenue	5.000%	4/15/32	1,580	1,741
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,705
					1,221,176
Delaware (0.1%)
	Delaware GO	5.000%	7/1/22	200	201
	Delaware GO	5.000%	8/1/22	130	131
	Delaware GO	5.000%	2/1/25	2,010	2,153
	Delaware GO	5.000%	1/1/26	2,000	2,184
	Delaware GO	5.000%	2/1/26	3,045	3,331
	Delaware GO	5.000%	3/1/27	3,000	3,351
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/29	270	307
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/30	320	368
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/31	310	359
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/32	485	558
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/33	415	476
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/34	440	504
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/35	310	324
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/36	340	357
[5]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	390	416
[5]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	433
[5]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	670	740
[5]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/30	1,000	1,116
[5]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	910	1,029
[5]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	805	916
[5]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	800	908
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,614
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,718
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	7,216
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	10,427
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,689
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,219
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,353
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,329
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,352
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,299
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/31	2,500	2,851

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/32	2,000	2,273
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/33	2,000	2,266
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/34	2,000	2,259
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,690
New Castle County DE GO, Prere.	4.000%	7/15/22	1,185	1,192
University of Delaware College & University Revenue	5.000%	11/1/31	1,580	1,854
University of Delaware College & University Revenue	5.000%	11/1/33	1,645	1,941
University of Delaware College & University Revenue	5.000%	11/1/36	510	594
University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,636
University of Delaware College & University Revenue	5.000%	11/1/37	550	644
University of Delaware College & University Revenue	5.000%	11/1/38	535	626
University of Delaware College & University Revenue	5.000%	11/1/39	850	995
University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,555
Wilmington DE GO	4.000%	1/1/29	3,320	3,585
Wilmington DE GO	4.000%	1/1/30	1,350	1,466
				87,805
District of Columbia (1.0%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,121
District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	1,005
District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	999
District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,303
District of Columbia College & University Revenue	5.000%	4/1/30	250	283
District of Columbia College & University Revenue	5.000%	4/1/31	250	285
District of Columbia College & University Revenue	4.000%	4/1/32	250	262
District of Columbia College & University Revenue	4.000%	4/1/33	280	293
District of Columbia College & University Revenue	4.000%	4/1/34	300	313
District of Columbia College & University Revenue	4.000%	4/1/35	300	312
District of Columbia College & University Revenue	5.000%	10/1/35	1,285	1,294
District of Columbia College & University Revenue	4.000%	4/1/36	350	364
District of Columbia College & University Revenue	3.000%	4/1/37	515	454
District of Columbia College & University Revenue	3.000%	4/1/38	915	800
District of Columbia GO	5.000%	6/1/22	2,000	2,006
District of Columbia GO	5.000%	2/1/28	660	743
District of Columbia GO	5.000%	2/1/28	1,405	1,582
District of Columbia GO	5.000%	6/1/28	2,175	2,404
District of Columbia GO	5.000%	2/1/29	865	988
District of Columbia GO	5.000%	6/1/29	1,065	1,173
District of Columbia GO	5.000%	2/1/30	2,685	3,107
District of Columbia GO	5.000%	6/1/30	5,450	5,941
District of Columbia GO	5.000%	6/1/31	7,645	8,026
District of Columbia GO	5.000%	6/1/31	6,280	6,593
District of Columbia GO	5.000%	6/1/31	5,530	6,026
District of Columbia GO	5.000%	6/1/31	7,425	8,133
District of Columbia GO	5.000%	6/1/32	9,630	10,104
District of Columbia GO	5.000%	6/1/32	4,520	4,742
District of Columbia GO	5.000%	6/1/32	9,000	9,723
District of Columbia GO	5.000%	6/1/32	8,395	9,144
District of Columbia GO	5.000%	10/15/32	10,000	11,395
District of Columbia GO	4.000%	6/1/33	7,020	7,304
District of Columbia GO	5.000%	6/1/33	19,325	21,050
District of Columbia GO	5.000%	10/15/33	7,655	8,683
District of Columbia GO	5.000%	6/1/34	12,500	13,610
District of Columbia GO	5.000%	6/1/34	5,115	5,575
District of Columbia GO	5.000%	6/1/35	4,500	4,898
District of Columbia GO	5.000%	6/1/35	18,355	19,988
District of Columbia GO	4.000%	2/1/36	2,600	2,742
District of Columbia GO	4.000%	2/1/36	900	949
District of Columbia GO	4.000%	6/1/36	2,870	2,952
District of Columbia GO	5.000%	6/1/36	4,540	4,939
District of Columbia GO	5.000%	6/1/36	17,380	18,909
District of Columbia GO	5.000%	6/1/36	11,250	12,240
District of Columbia GO	5.000%	6/1/36	1,000	1,117
District of Columbia GO	4.000%	2/1/37	250	263
District of Columbia GO	4.000%	2/1/37	2,300	2,418
District of Columbia GO	5.000%	6/1/37	3,395	3,690
District of Columbia GO	5.000%	10/15/37	17,475	19,745
District of Columbia GO	5.000%	6/1/38	11,045	11,995
District of Columbia GO	5.000%	6/1/38	11,485	12,802
District of Columbia GO	5.000%	10/15/38	16,125	18,204

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	4.000%	2/1/39	3,000	3,142
	District of Columbia GO	4.000%	10/15/39	5,000	5,228
	District of Columbia GO	5.000%	6/1/41	3,395	3,657
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,334
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,495	1,475
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,491
	District of Columbia Income Tax Revenue	5.000%	12/1/22	3,725	3,799
	District of Columbia Income Tax Revenue	5.000%	5/1/23	100	103
	District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,093
	District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	9,662
	District of Columbia Income Tax Revenue	5.000%	10/1/25	24,975	27,058
	District of Columbia Income Tax Revenue	5.000%	10/1/26	14,010	15,468
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	7,952
	District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	16,543
	District of Columbia Income Tax Revenue	5.000%	3/1/34	6,040	6,828
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	14,657
	District of Columbia Income Tax Revenue	5.000%	3/1/35	10,120	11,452
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,166
	District of Columbia Income Tax Revenue	4.000%	3/1/39	2,000	2,060
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,474
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,356
	District of Columbia Telecom Revenue, Prere.	4.000%	4/1/23	130	132
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,405
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	9,595	9,700
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,054
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,054
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	6,326
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	7,548
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,672
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,906
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,110
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	665
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,853
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,210
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,738
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,529
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,202
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,124
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,036
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,216
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	43,700	20,629
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,033
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,241
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,015
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,183
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,848
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,596
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,440
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,360
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,250
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,777
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,233
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,159
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,159
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	7,081
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	6,037
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	8,228
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	570
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/31	1,250	1,433
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/32	1,285	1,468
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,059
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,056
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	522
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	1,000	1,060
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	1,500	1,586
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,584
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	785
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,250	1,306
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,292

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	1,250	1,320
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	6,400	7,247
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/29	11,375	13,011
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	5,300	6,121
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,570	4,058
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	6,000	6,224
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/34	5,750	6,517
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/35	15,450	16,016
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/35	12,340	13,969
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	4,000	3,657
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/36	11,730	13,263
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	9,675	10,914
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	1,750	1,808
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	15,000	16,869
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	1,500	1,547
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,500	4,825
					738,825
Florida (4.7%)
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	416
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	108
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,055
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	648
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,423
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	950
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,396
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	158
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	575
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,138
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	23,111
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	474
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,500	3,234
	Bay County School Board COP	5.000%	7/1/22	125	126
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,201
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,140
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	5,744
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,126
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	6,050
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,555
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,362
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,441
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	2,849
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	6,069
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,561
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,446
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,251
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	4,713
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	9,426
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	8,116
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc Obligated Group) Class A	5.000%	4/1/30	675	719
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc Obligated Group) Class A	5.000%	4/1/32	1,480	1,583
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc Obligated Group) Class A	5.000%	4/1/33	1,560	1,666
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc Obligated Group) Class A	5.000%	4/1/37	1,635	1,718
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc Obligated Group) Class A	5.000%	4/1/38	1,715	1,796
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc Obligated Group) Class A	5.000%	4/1/39	830	868
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc Obligated Group) Class A	5.000%	4/1/40	4,970	5,414
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc Obligated Group) Class A	5.000%	4/1/41	6,065	6,596
	Brevard County School District COP	5.000%	7/1/25	1,000	1,032
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,025
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,745	2,785
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,785	5,869
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,000	5,072
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	7,000	7,101

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	7,540
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	7,958
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	8,392
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/36	9,900	11,250
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/37	10,390	11,766
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/38	7,500	8,471
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/39	11,400	12,831
	Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/37	4,440	4,036
	Broward County FL School District COP	5.000%	7/1/26	15,315	16,755
	Broward County FL School District GO	5.000%	7/1/33	5,605	6,251
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	778
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/40	700	725
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	1,400	1,433
	Broward FL Airport System County Port, Airport & Marina Revenue	5.000%	10/1/22	2,435	2,468
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,438
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,221
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,549
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,442
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,108
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	789
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,801
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,217
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,146
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	3,510	3,748
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,062
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,880	1,995
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,865	4,096
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,111
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	400	400
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,818
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	312
[6]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	2,924
[6]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,974
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	6,170
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,759
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,476
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,500	2,834
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	4,325	4,956
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	6,724
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,790
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,369
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,660	5,358
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/34	5,250	5,487
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	7,651
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	10,015	11,453
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	5,199
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	9,640
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	6,044
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,337
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,603
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	1,025
[4]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,717
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	21,799
[4,11]	Cityplace Community Development District, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,760
[4,11]	Cityplace Community Development District, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	3,742
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/31	1,715	1,953
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	243
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	243
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	331
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,309
	Duval County Public Schools COP	5.000%	7/1/33	14,415	15,356
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,536
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,599
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,893
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,446
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,183
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	4,203
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,521
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	7,642

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,570	3,929
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,578
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,265	6,879
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	10,000	10,970
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,993
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	500	559
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,375	1,563
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,445	1,651
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/32	1,520	1,753
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,600	1,841
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,685	1,935
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,765	2,024
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,855	1,925
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,930	1,992
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,121
	Florida Department of Management Services COP	4.000%	11/1/34	7,790	8,332
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/22	1,015	1,021
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/26	3,000	3,008
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/32	9,255	9,681
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,330
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,753
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,225
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,835
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,282
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	11,970
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	5,221
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	6,202
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	158
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	212
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	940	924
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	216
[6]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/32	2,600	2,614
[6]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	4,181
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	435	445
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	460	445
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	410	434
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	980	1,028
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,090	1,132
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	793
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	828
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,000	1,033
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,697
	Florida Development Finance Corp. Charter School Aid Revenue (River City Education Obligated Group)	4.000%	7/1/31	345	336
[5]	Florida Development Finance Corp. Charter School Aid Revenue (River City Education Obligated Group)	5.000%	7/1/31	325	332
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	349
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	319
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	300
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,600	1,742
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,225	2,418
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,640	3,701
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	2,300	2,495
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	200	197
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	2,894
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	2,725
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,500	2,519
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	2,288
	Florida GO	5.000%	6/1/22	10,202	10,232
	Florida GO	5.000%	6/1/22	3,050	3,059
	Florida GO	5.000%	6/1/22	7,050	7,071
	Florida GO	5.000%	6/1/22	8,700	8,726
	Florida GO	5.000%	6/1/23	225	226
	Florida GO	6.000%	6/1/23	7,000	7,297
	Florida GO	5.000%	7/1/23	750	754
	Florida GO	5.000%	6/1/24	9,275	9,778
	Florida GO	5.000%	7/1/26	5,540	6,107
	Florida GO	5.000%	7/1/26	15,845	17,467
	Florida GO	4.000%	6/1/27	15,000	15,242
	Florida GO	4.000%	6/1/27	12,000	12,027
	Florida GO	5.000%	7/1/27	5,000	5,491

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	4.000%	6/1/28	3,730	3,738
	Florida GO	4.000%	6/1/29	16,000	16,035
	Florida GO	4.000%	6/1/29	2,700	2,817
	Florida GO	5.000%	6/1/29	10,090	11,622
	Florida GO	4.000%	6/1/30	2,590	2,708
	Florida GO	5.000%	6/1/30	10,000	11,667
	Florida GO	4.000%	6/1/32	16,000	16,547
	Florida GO	4.000%	6/1/32	45	48
	Florida GO	4.000%	6/1/33	5,570	5,764
	Florida GO	4.000%	6/1/33	5,000	5,209
	Florida GO	5.000%	6/1/33	9,945	11,914
	Florida GO	4.000%	6/1/35	4,000	4,165
	Florida GO	4.000%	6/1/36	17,715	18,431
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,042
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,644
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,068
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,032
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,344
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	440
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	258
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	482
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	360
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,118
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	363
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,114
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	394
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,312
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	673
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	832
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	369
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	886
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	670
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	941
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	558
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	699
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,558
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,229
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,194
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,454
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,843
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,030
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,047
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,871
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,453
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,683
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,425
	Florida Lottery Revenue	5.000%	7/1/26	3,520	3,864
	Florida Lottery Revenue	5.000%	7/1/26	25,950	28,487
	Florida Lottery Revenue	4.000%	7/1/27	2,750	2,762
[4]	Florida Municipal Loan Council Sales Tax Revenue, Prere.	3.500%	5/1/22	100	100
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	1,868
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,135
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	1,898
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,146
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,478
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,783
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,492
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,736
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,575
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,918
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	9,282
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	5,481
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,531
[5]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	1,695	1,887
[5]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	1,340	1,489
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/31	2,000	2,312
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,818
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	4,929
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/38	4,840	5,013

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,534
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,132
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	3,110	3,427
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,185	3,563
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,599
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,936
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,454
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,571
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,577
	Gainesville FL Utilities System Revenue Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	747
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	990	1,000
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	812
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	2,778
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,359
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,164
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,469
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,588
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,277
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,452
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,173
[4]	Hernando County School District COP	5.000%	7/1/27	6,000	6,542
[4]	Hernando County School District COP	5.000%	7/1/31	5,925	6,414
[1]	Herons Glen Recreation District	2.500%	5/1/28	345	326
[1]	Herons Glen Recreation District	2.500%	5/1/29	355	331
[1]	Herons Glen Recreation District	2.500%	5/1/30	365	336
[1]	Herons Glen Recreation District	2.500%	5/1/31	375	337
[1]	Herons Glen Recreation District	3.000%	5/1/32	285	272
[1]	Herons Glen Recreation District	3.000%	5/1/33	300	281
[1]	Herons Glen Recreation District	3.000%	5/1/34	245	228
[1]	Herons Glen Recreation District	3.000%	5/1/35	255	236
[1]	Herons Glen Recreation District	3.000%	5/1/36	260	239
[1]	Herons Glen Recreation District	2.500%	5/1/40	1,200	940
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,250	1,383
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,071
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,192
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,676
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,807
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,289
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	30,735
[3,6]	Hillsborough County FL Local or Guaranteed Housing Revenue VRDO TOB	0.840%	5/5/22	2,750	2,750
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,531
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	26,832
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,129
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,836
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/30	9,300	10,375
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	15,070	15,161
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	5,030	5,060
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,590	13,672
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,545	13,627
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	410	412
	Hillsborough County School Board COP	5.000%	7/1/27	1,360	1,489
	Hillsborough County School Board COP	5.000%	7/1/29	3,050	3,399
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	5,680	6,268
[5]	Jacksonville FL General Fund Revenue	5.000%	10/1/28	1,505	1,659
[5]	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,380
[5]	Jacksonville FL General Fund Revenue	5.000%	10/1/30	3,000	3,368
[5]	Jacksonville FL General Fund Revenue	5.000%	10/1/31	1,240	1,404
[5]	Jacksonville FL General Fund Revenue	5.000%	10/1/32	1,600	1,826
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,104
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,492
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,255
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,269
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	2,059
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,116
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,891
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,790
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,122
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,379
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,642

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,920
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	6,229
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,211
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,657
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,189
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/25	4,550	4,612
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	8,177
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	5,060	5,599
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	9,520
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,859
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,941
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	7,855
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,254
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	8,179
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,319
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	2,000	2,185
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,850
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	10,300	11,661
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/32	1,750	1,774
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,266
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,856
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,222
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,277
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,173
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,623
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,229
Jacksonville FL Sales Tax Revenue	4.000%	10/1/28	1,650	1,721
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,377
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,711
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,758
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	16,416
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	8,196
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,824
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	11,161
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,051
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,797
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	624
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	8,043
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,739
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,823
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	9,912
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	7,882
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,058
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,369
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,931
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,626
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,523
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,419
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,134
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	7,052
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	3,038
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,166
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,790
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,602
JEA Electric System Electric Power & Light Revenue VRDO	0.370%	5/2/22	10,190	10,190
JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/22	655	664
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	2,665	2,703
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	4,360	4,422
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	285	289
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	755	766
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	465	472
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,305	1,324
JEA Water & Sewer System Revenue Water Revenue, ETM	5.000%	10/1/22	155	157
JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,360
JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	23,585
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,618
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,519
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,402
JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	6,246

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,025
	JEA Water & Sewer System Water Revenue	4.000%	10/1/30	3,000	3,075
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,150
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,602
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,375
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,312
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,115
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	8,283
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,344
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,876
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,027
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,026
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	6,124
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,102
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,672
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,203
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	3,000	3,054
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,322
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	649
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,069
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,523
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,688
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,352
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,552
	Kissimmee FL Sales Tax Revenue	5.000%	10/1/22	150	152
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,713
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	435	427
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,578
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,851
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,155
[4]	Lake County School Board COP	5.000%	6/1/31	5,000	5,322
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/31	500	503
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/37	1,670	1,754
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	1,185	1,240
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,457
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,460
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,155
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,490
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	3,992
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,333
	Lee County FL Appropriations Revenue	5.000%	10/1/22	1,785	1,811
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	2,857
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	1,205	1,193
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	370	384
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	555	569
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	375	383
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,057
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,224
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,483
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,915
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,052
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,052
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,051
	Lee County IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.750%	10/1/27	1,710	1,689
	Lee County School Board COP	5.000%	8/1/22	1,600	1,614
	Lee County School Board COP	5.000%	8/1/23	1,150	1,191
	Lee County School Board COP	5.000%	8/1/27	5,010	5,262
	Lee County School Board COP	5.000%	8/1/28	4,080	4,275
	Lee County School Board COP	5.000%	8/1/34	3,500	3,769
	Lee County School Board COP	5.000%	8/1/35	4,270	4,595
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,464
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	8,062
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	4,338
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,968
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	6,274
	Manatee County FL Appropriations Revenue	5.000%	10/1/22	1,255	1,273
	Manatee County FL Appropriations Revenue	5.000%	10/1/23	1,310	1,361
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,379
	Manatee County FL Appropriations Revenue	5.000%	10/1/26	1,520	1,582

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manatee County FL Appropriations Revenue	5.000%	10/1/27	1,580	1,644
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,440
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,085
	Miami Beach FL GO	5.000%	5/1/24	1,010	1,059
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,259
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,216
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,291
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,494
	Miami Beach FL GO	5.000%	5/1/36	2,700	3,024
	Miami Beach FL GO	5.000%	5/1/37	5,695	6,378
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,675
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,173
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	2,059
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,164
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,999
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,432
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,678
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,711
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,711
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,895
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,374
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,408
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,616
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,313
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,483
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,653
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,845
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,102
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	805
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,116
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,354
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,000	3,052
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	864
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,045
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,820	2,871
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,355	1,379
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,155
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,398
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,121
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,276
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,002
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,130
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,576
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,374
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,541
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,895
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,293
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,504
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,217
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,614
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,542
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,270	6,576
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	6,070
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,597
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,645
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,308
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	2,058
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,343
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,769
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,092
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	651
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,665
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,739
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	651
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	4,042
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,840
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	16,604
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,857
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	15,093

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	9,293
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	2,300	2,461
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/31	6,270	6,704
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/32	4,775	4,990
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	7,059
Miami-Dade County FL Appropriations Revenue	4.000%	4/1/30	12,555	13,120
Miami-Dade County FL Appropriations Revenue	4.000%	4/1/31	11,270	11,760
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,107
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	7,380
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,150
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,248
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,000	3,351
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,726
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,641
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,312
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	3,092
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,268
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,274
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,266
Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,135
Miami-Dade County FL GO	5.000%	7/1/23	100	103
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,142
Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,531
Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,344
Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,121
Miami-Dade County FL GO	3.000%	7/1/33	10,030	9,570
Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,316
Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,388
Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,406
Miami-Dade County FL GO	5.000%	7/1/39	6,485	7,266
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,029
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	3,000	3,043
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	8,840	8,968
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,000	4,058
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	13,500	13,695
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/32	3,285	3,690
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/34	3,150	3,238
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	3,625	4,059
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	4,915	5,503
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/35	3,275	3,362
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/35	5,675	6,347
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/36	3,405	3,491
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/36	5,955	6,654
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/37	3,540	3,623
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	3,195	3,566
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	5,000	5,580
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	4,405	4,909
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	6,565	7,316
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	4,625	5,146
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	6,895	7,672
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/42	7,295	7,397
Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/29	2,500	2,735
Miami-Dade County FL Recreational Revenue	0.000%	10/1/29	5,000	3,821
Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	2,155	1,505
Miami-Dade County FL Recreational Revenue	0.000%	10/1/32	2,890	1,928
Miami-Dade County FL Recreational Revenue	0.000%	10/1/39	14,500	6,854
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/22	3,420	3,440
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/23	3,840	3,961
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	9,782
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,474
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,456
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	4,000	4,024
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	8,000	8,048
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	6,265	6,302
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,060	2,072
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,680	1,690
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	135	136
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	100	101
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	7,526

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	10,678
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,500	12,272
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	10,784
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	11,390
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	10,355
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	2,650	2,403
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	23,025	23,748
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	3,625
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	11,831
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	6,022
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	19,097
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	13,500	13,857
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	5,291
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	4,775	4,900
	Miami-Dade County FL Water Revenue	5.000%	10/1/30	3,265	3,756
	Miami-Dade County FL Water Revenue	5.000%	10/1/31	2,075	2,392
	Miami-Dade County FL Water Revenue	5.000%	10/1/32	2,300	2,642
	Miami-Dade County FL Water Revenue	4.000%	10/1/33	2,040	2,136
	Miami-Dade County FL Water Revenue	4.000%	10/1/34	5,260	5,499
	Miami-Dade County FL Water Revenue	4.000%	10/1/35	7,000	7,308
	Miami-Dade County FL Water Revenue	4.000%	10/1/37	7,765	8,090
	Miami-Dade County FL Water Revenue	4.000%	10/1/38	3,875	4,026
	Miami-Dade County FL Water Revenue	4.000%	10/1/39	9,325	9,636
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	685
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	576
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,029
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,115
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,092
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,290	3,352
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,496
	Miami-Dade County School Board COP	5.000%	11/1/26	8,020	8,470
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,546
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,573
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,509
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,222
	Miami-Dade County School Board GO, Prere.	5.000%	3/15/23	6,010	6,166
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,300	2,415
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,600	2,730
	Miami-Dade FL County Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,452
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,216
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	5,515	5,532
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	10,000	10,013
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	10,335	10,329
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	5,000	4,946
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,131
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,828
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,324
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,874
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,758
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,290
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,488
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,468
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,943
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,293
	North Miami Beach FL Water Revenue, Prere.	5.000%	8/1/22	105	106
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	6,134
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/34	5,615	6,442
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,737
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	7,051
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,031
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,549
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,027
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,716
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,386
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	8,115
	Okaloosa County School Board COP	5.000%	10/1/25	595	642
	Okaloosa County School Board COP	5.000%	10/1/27	995	1,105
	Okaloosa County School Board COP	5.000%	10/1/28	1,340	1,506
	Okaloosa County School Board COP	5.000%	10/1/29	1,155	1,311

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Okaloosa County School Board COP	5.000%	10/1/30	2,450	2,809
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	7,364
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,405
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	1,485	1,666
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,658
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,329
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,630
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,361
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,618
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,940
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	5,052
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,407
	Orange County School Board COP	5.000%	8/1/22	110	111
	Orange County School Board COP	5.000%	8/1/32	6,700	7,808
	Orange County School Board COP	5.000%	8/1/33	21,500	23,117
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,216
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,383
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,412
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,529
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,489
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,252
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,255
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	6,024
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,322
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,429
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,453
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,224
	Orlando Utilities Commission Electric Power & Light Revenue	5.250%	10/1/22	3,270	3,321
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,649
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	14,750	12,660
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	13,030	13,467
[11]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,096
[11]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,574
[11]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,880
[11]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,218
[11]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,247
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	781
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,051
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	548
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,066
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	654
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,350
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	543
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,550
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	542
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,265
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	868
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,409
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,406
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,358
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	755
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,455
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	754
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,578
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,081
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,287
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,502
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,554
	Palm Beach County FL Appropriations Revenue, Prere.	5.000%	6/1/22	1,000	1,003
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	3,990	3,866
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	665
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	606
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	662
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,139
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,099
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,207
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,655
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,641
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,095

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,417
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,584
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,909
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	450
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/22	910	927
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/23	1,250	1,303
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,064
	Palm Beach County School District COP	5.000%	8/1/22	285	288
	Palm Beach County School District COP	5.000%	8/1/26	2,080	2,264
	Palm Beach County School District COP	5.000%	8/1/28	6,115	6,165
	Palm Beach County School District COP	5.000%	8/1/29	5,970	6,019
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,829
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,512
	Palm Beach County School District COP	5.000%	8/1/31	10,660	11,324
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,656
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,747
	Palm Beach County School District COP, Prere.	5.000%	8/1/22	75	76
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,435
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,337
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	745
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,144
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	598
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	562
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,122
	Pasco County School Board COP	5.000%	8/1/24	2,315	2,391
	Pasco County School Board COP	5.000%	8/1/31	5,000	5,688
	Pasco County School Board COP	5.000%	8/1/32	3,250	3,729
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,842
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,878
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,418
[6]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Galaxy Education Inc) Class A	4.000%	6/1/36	1,665	1,484
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/30	1,485	1,677
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/32	1,745	2,009
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	1,046
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	521
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	260
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	520
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,067
	Polk FL Utility System County Water Revenue	5.000%	10/1/22	110	112
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,081
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,463
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,321
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,317
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/30	2,000	2,074
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/31	2,510	2,629
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/31	2,100	2,178
	Reedy Creek Improvement District GO	4.000%	6/1/31	3,065	3,199
	Reedy Creek Improvement District GO	4.000%	6/1/32	3,115	3,223
	Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	10,336
	Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	4,819
	Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	5,504
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	10,000	10,336
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	9,922
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,612
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/23	1,110	1,152
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,672
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	15,035
	School Board of Miami-Dade County COP	5.000%	5/1/22	60	60
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,649
	School District of Broward County COP, Prere.	5.000%	7/1/22	1,135	1,142
	School District of Broward County COP, Prere.	5.000%	7/1/22	200	201
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	315	292
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	381
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,918
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	2,850	2,655
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,231
	South Florida Water Management District COP	5.000%	10/1/26	9,290	10,118
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,725
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,522

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,822
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,358
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	9,088
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,971
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,391
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/41	1,500	1,333
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	220	214
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	200	194
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	205	197
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	1,500	1,391
	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,644
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/22	275	279
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/22	100	101
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	520
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	518
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	518
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,177
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/22	150	151
	Sunshine State Governmental Financing Commission Appropriations Revenue, Prere.	5.000%	9/1/23	4,250	4,410
	Sunshine State Governmental Financing Commission Appropriations Revenue, Prere.	5.000%	9/1/23	4,450	4,617
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,181
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,108
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,196
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,364
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,786
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,521
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,152
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	1,012
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	1,943
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,185
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,665
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/25	1,270	1,347
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/26	1,210	1,282
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,081
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,058
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/31	1,250	1,316
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,406
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,121
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,207
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,420
[9]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	12,138
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,463
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,659
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,705
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,545
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,720
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,484
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,755
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,000
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,487
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,661
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,784
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,075	1,081
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,006
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,935	1,947
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,509
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,006
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	14,686	14,706
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,339
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	322
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	337
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	368
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	420
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	335
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	306
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	416
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	581
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,187
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	350

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,005
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,310
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/23	1,400	1,416
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	258
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,502
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,365
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,608
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,164
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	577
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,780
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,768
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,088
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/39	4,020	4,639
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/40	6,500	7,490
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	628
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	650
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	674
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	703
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	727
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,157
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/24	1,340	1,419
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,340
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,791
	Village Community Development District No. 13	2.550%	5/1/31	1,500	1,333
	Village Community Development District No. 13	2.850%	5/1/36	1,000	857
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,186
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,094
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,105
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,636
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,167
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,471
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,047
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	408
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	520
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	738
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	762
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	1,015
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,321
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,035
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	668
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,767
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	1,934
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,739
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,475
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	4,099
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	6,690
	Volusia County School Board COP	5.000%	8/1/22	50	50
	Volusia County School Board COP	5.000%	8/1/29	3,555	3,984
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/30	1,150	1,307
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/32	1,250	1,431
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	2,000	2,275
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,137
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/38	2,000	2,269
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/40	2,250	2,524
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,855	2,077
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,120
					3,560,477
Georgia (2.7%)
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,483
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,665
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	4.000%	1/1/32	2,000	2,056
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,723
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,069
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,456
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,360
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,119
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,188
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,216
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	5,714

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,069
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,094
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,753
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,498
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,845
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,532
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	2,950
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,442
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,536
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	2,153
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	2,016
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	7,255
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	9,600
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,637
	Atlanta GA GO, Prere.	4.500%	12/1/24	2,700	2,843
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/22	360	364
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	150	153
[4,8]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/22	3,460	3,527
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	2,550	2,735
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	7,282
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	17,366
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,351
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	7,955
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	3,592
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,374
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,404
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,415
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	3,050	3,132
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	15,411
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,922
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	10,556
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	11,054
	Barrow County GA GO	5.000%	10/1/22	1,625	1,649
	Bibb County School District GO	4.000%	3/1/23	100	102
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,396
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	1,892
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,774
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,825
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,144
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,792
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,289
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,466
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	971
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,195
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,583
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,762
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	245
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	300
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	400
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	450
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,000	1,150
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,309
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,146
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	1,046
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,343
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,408
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,604
	Canton GA Water & Sewerage Water Revenue	4.000%	5/1/22	100	100
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	342
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	461
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,271
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	790
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	622
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	837
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	895
	Cherokee County Board of Education GO	5.000%	8/1/31	1,565	1,699
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,928
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,536
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,489

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	487
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	464
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	526
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	335
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	675
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	739
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	652
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,104
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	553
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,105
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	642
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,390
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	507
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,396
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	505
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	595
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	485
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	812
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	738
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	432
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	508
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	608
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	758
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	709
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,111
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,306
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	794
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	502
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,274
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,274
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	400
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,191
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	426
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	756
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	986
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,101
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,802
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,348
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,455
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,852
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,641
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,713
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,661
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,869
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,500	2,807
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,253
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	9,032
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	10,057
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	10,556
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,408
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,119
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,044
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,206
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,273
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,369
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,447
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,215
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,158
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,503
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,537
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,024
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,675	1,692
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,975	1,991
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,000	1,010
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	6,880	6,949

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/23	1,410	1,431
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/24	1,500	1,503
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,272
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/31	2,225	2,229
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	4,000	4,008
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,242
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,110
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,017
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,135	1,150
	Development Authority of Burke County Electric Power & Light Revenue	2.200%	10/1/32	2,100	1,956
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,187
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,775	1,937
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,402
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	2,000	2,165
	Fayette County GA Water Revenue, Prere.	5.000%	10/1/22	370	375
	Floyd County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,250	1,257
	Forsyth County School District GO	5.000%	2/1/27	1,000	1,114
	Forsyth County School District GO	5.000%	2/1/33	3,350	3,763
	Forsyth County School District GO	5.000%	2/1/34	2,535	2,849
	Forsyth County School District GO	5.000%	2/1/35	3,790	4,255
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,521
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/31	1,250	1,434
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,309
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,143
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,309
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,240
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,829
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,676
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,078
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,765
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,010
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,922
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,761
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,216
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,520
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,286
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	426
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	648
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	581
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	617
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	549
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	953
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	984
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	5,101
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	3,051
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,125
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,715
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/29	935	910
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/30	975	936
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	2,030	1,925
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,793
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	9,000	7,739
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,628
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	10,295
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	24,207
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	13,441
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	7,803
	Gainesville School District GO	4.000%	11/1/34	680	719
	Gainesville School District GO	4.000%	11/1/35	1,000	1,052
	Gainesville School District GO	4.000%	11/1/36	1,000	1,047
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,663
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,392
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	5,570	5,598
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	4,795	4,811

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,585
Georgia GO	5.000%	7/1/24	22,865	24,164
Georgia GO	5.000%	7/1/24	29,915	31,615
Georgia GO	5.000%	12/1/24	10,110	10,784
Georgia GO	5.000%	2/1/25	3,000	3,139
Georgia GO	5.000%	7/1/25	20,970	22,649
Georgia GO	5.000%	7/1/25	1,615	1,744
Georgia GO	5.000%	2/1/26	9,660	10,561
Georgia GO	5.000%	2/1/27	10,000	10,444
Georgia GO	5.000%	12/1/27	5,175	5,733
Georgia GO	5.000%	7/1/29	1,510	1,683
Georgia GO	5.000%	7/1/30	22,500	26,296
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	15,400
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,800
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,563
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,321
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,401
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,271
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,338
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,359
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,405
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,532
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,412
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,600
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,684
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,322
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,525
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,550	2,852
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	1,014
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,396
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,254
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	3,330	3,701
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,219
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	3,260	3,617
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,540
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,256
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,556
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,243
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	640
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	1,797
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	2,135
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,683
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,521
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	2,024
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,317
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	1,004
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,503
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	627
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	634
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	427
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	17,631
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	690
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	550
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	968
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,390
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	812
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	658
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	864
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	547
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,778
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,799
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,317
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	790
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,396
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,237
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,448
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,631
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,559
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,557

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,514
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	20,480	22,086
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,277
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	5,517
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	7,126
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	43,020
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	30,403
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	97
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,154
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,223
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,101
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	6,137
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,150	1,193
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	3,250	3,365
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,712
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	465	508
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	722
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	784
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	621
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,630
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,810
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	502
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	950	948
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,749
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	540
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	548
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,091
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,359
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,493
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,272
	Gwinnett County School District GO	5.000%	2/1/38	17,010	19,244
	Gwinnett County School District GO	5.000%	2/1/39	15,000	16,946
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	10,010	10,097
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,606
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,388
	Houston County School District GO	5.000%	9/1/26	835	919
	Houston County School District GO	5.000%	9/1/27	465	520
	Jackson County GA School District GO	5.000%	3/1/31	1,425	1,616
	Jackson County GA School District GO	5.000%	3/1/32	1,020	1,155
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	479
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	681
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	919
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	5,867
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	2,663
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,918
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,373
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	6,000	6,601
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,204
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	139,548
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	203,891
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	37,355	38,277
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	71,310	72,682
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	83,480	85,734
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	87,625	89,247
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	64,145	65,277
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	1.135%	12/1/23	6,300	6,268
[9]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	5,319
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/29	6,430	7,347
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	5,756
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	9,774
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	14,597
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	17,070
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	17,095	17,667
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	5,735
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	23,835
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,389
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,945
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,806
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,856

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	7,065	6,281
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/41	8,207	8,429
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/29	450	506
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	700	793
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	700	792
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/33	850	956
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,000	1,119
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,100	2,346
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/36	1,000	1,038
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	2,300	2,376
Paulding County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,751
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/23	510	530
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/28	2,510	2,821
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/29	500	559
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	2,070	2,340
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,500	18,951
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/31	600	682
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	531
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	2,085	2,351
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	444
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,885
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	610
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	2,750	3,126
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	408
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	509
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	3,761
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/38	1,400	1,435
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	117
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/39	1,300	1,330
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	12,804
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,019
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/41	1,650	1,683
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	387
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	138
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	111
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	166
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,151
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,409
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,135
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,134
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	875
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	569
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	605
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	573
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/31	400	456
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,200
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,433
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/36	390	441
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	648
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	695
				2,031,902
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	1,195	1,225
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	809
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	655
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,330
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,085
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,233
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,079
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,398
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,073
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	319
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	530
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	531
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	399
Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,269
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,356
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,709
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,765

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,321
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,660
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,298
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,199
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,311
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	4,039
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,289
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,492
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,870
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,756
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,764
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,027
[4]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	6,070	6,155
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	8,077
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	10,493
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,664
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,828
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,529
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,913
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,885	3,062
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,818
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,525	3,690
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,138
					154,158
Hawaii (1.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	20,782
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	11,344
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/31	21,210	23,947
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/32	24,365	27,363
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	7,840	8,757
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	16,807
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	28,044
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	14,505	14,685
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	30,321
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	17,245	17,400
	Hawaii County HI GO	5.000%	9/1/28	1,000	1,086
	Hawaii County HI GO	5.000%	9/1/29	2,065	2,236
	Hawaii County HI GO	5.000%	9/1/30	1,000	1,082
	Hawaii GO	3.000%	5/1/22	110	110
	Hawaii GO	5.000%	8/1/24	15,010	15,876
	Hawaii GO	5.000%	8/1/24	8,970	9,488
	Hawaii GO	5.000%	10/1/24	10,075	10,695
	Hawaii GO	5.000%	4/1/25	19,785	21,186
	Hawaii GO	5.000%	8/1/25	4,105	4,332
	Hawaii GO	5.000%	10/1/25	12,015	12,997
	Hawaii GO	5.000%	10/1/25	3,605	3,899
	Hawaii GO	5.000%	8/1/26	1,420	1,498
	Hawaii GO	5.000%	4/1/27	7,870	8,578
	Hawaii GO	4.000%	4/1/28	5,050	5,308
	Hawaii GO	5.000%	5/1/28	14,910	16,520
	Hawaii GO	5.000%	10/1/28	8,080	8,868
	Hawaii GO	5.000%	10/1/28	9,085	9,971
	Hawaii GO	4.000%	4/1/29	10,000	10,492
	Hawaii GO	5.000%	8/1/29	6,195	6,518
	Hawaii GO	5.000%	10/1/29	7,000	7,682
	Hawaii GO	4.000%	4/1/30	14,190	14,855
	Hawaii GO	4.000%	5/1/30	13,815	14,599
	Hawaii GO	4.000%	10/1/30	11,500	12,091
	Hawaii GO	4.000%	4/1/31	1,410	1,473
	Hawaii GO	4.000%	5/1/31	14,160	14,929
	Hawaii GO	4.000%	5/1/32	12,160	12,780
	Hawaii GO	4.000%	10/1/32	5,285	5,532
	Hawaii GO	5.000%	1/1/33	10,750	11,900
	Hawaii GO	4.000%	1/1/34	8,740	9,187
	Hawaii GO	5.000%	1/1/34	8,745	9,659
	Hawaii GO	4.000%	10/1/34	5,760	5,971
	Hawaii GO	5.000%	1/1/36	22,430	24,703
	Hawaii GO	5.000%	1/1/36	13,000	14,478
	Hawaii GO	4.000%	10/1/36	2,250	2,344

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	5.000%	1/1/38	6,000	6,664
	Hawaii GO, Prere.	5.000%	11/1/22	230	234
	Hawaii GO, Prere.	5.000%	11/1/22	500	508
	Hawaii GO, Prere.	5.000%	11/1/22	100	102
	Hawaii GO, Prere.	5.000%	8/1/24	2,975	3,147
	Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,660
	Hawaii GO, Prere.	5.000%	8/1/24	2,390	2,523
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	535
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	532
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,049
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	891
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,365
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	730
	Hawaii Highway Fund Fuel Sales Tax Revenue	5.000%	1/1/32	2,180	2,288
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/29	1,000	1,139
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,420	3,863
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	1,000	1,128
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,252
	Honolulu City & County HI Wastewater System Sewer Revenue, Prere.	5.000%	7/1/22	200	201
	Honolulu County HI GO, Prere.	5.000%	11/1/22	100	102
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	587
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,770
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,896
	Honolulu HI City & County GO	5.000%	7/1/22	150	151
	Honolulu HI City & County GO	5.000%	9/1/22	4,710	4,766
	Honolulu HI City & County GO	5.000%	10/1/22	4,330	4,393
	Honolulu HI City & County GO	5.000%	10/1/22	2,245	2,278
	Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,073
	Honolulu HI City & County GO	5.000%	11/1/22	3,245	3,301
	Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,092
	Honolulu HI City & County GO	5.000%	10/1/26	5,135	5,541
	Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,347
[5]	Honolulu HI City & County GO	5.000%	11/1/27	1,610	1,778
	Honolulu HI City & County GO	5.000%	10/1/28	8,415	9,071
	Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,312
[5]	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,357
	Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,454
[5]	Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,831
	Honolulu HI City & County GO	4.000%	10/1/31	6,220	6,516
	Honolulu HI City & County GO	5.000%	10/1/31	12,690	13,662
	Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,004
	Honolulu HI City & County GO	4.000%	10/1/32	15,000	15,573
	Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,300
	Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,488
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,878
	Honolulu HI City & County GO	4.000%	10/1/34	10,575	10,962
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,053
	Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,829
	Honolulu HI City & County GO	4.000%	7/1/39	4,215	4,423
	Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,315
	Honolulu HI City & County GO	4.000%	7/1/41	4,840	5,040
	Honolulu HI City & County GO	4.000%	7/1/41	3,045	3,184
	Honolulu HI City & County GO, Prere.	5.000%	11/1/22	3,500	3,559
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,224
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/28	6,175	6,436
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	10,000	10,414
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	8,440	9,579
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,261
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	8,465
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,342
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,264
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/39	6,545	7,351
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	3.000%	7/1/22	430	431
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	7,296
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	7,371
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	8,865
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	19,477
	Kauai County Community Facilities District Special Tax Revenue	4.375%	5/15/42	4,000	3,758
	Maui County HI GO	4.000%	3/1/37	690	726

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maui County HI GO	2.000%	3/1/39	2,365	1,757
	Maui County HI GO	2.000%	3/1/40	2,425	1,776
	Maui County HI GO	2.000%	3/1/41	1,485	1,073
	University of Hawaii College & University Revenue	4.000%	10/1/32	4,870	5,201
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	3,420
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,933
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,713
					826,203
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/30	390	444
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/32	200	227
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/33	945	1,069
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/36	995	1,121
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/37	1,150	1,294
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/38	1,205	1,348
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/39	1,265	1,413
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/40	1,215	1,354
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/41	700	779
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,608
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	2,924
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,525
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,399
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	5,086
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	3,250	3,260
[6]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,535
	Idaho Housing & Finance Assn. Sales Tax Revenue (State of Idaho Department of Transportation Transportation Expansion & Congesti)	5.000%	8/15/30	600	695
	Idaho Housing & Finance Assn. Sales Tax Revenue (State of Idaho Department of Transportation Transportation Expansion & Congesti)	5.000%	8/15/32	600	707
	Idaho Housing & Finance Assn. Sales Tax Revenue (State of Idaho Department of Transportation Transportation Expansion & Congesti)	5.000%	8/15/33	650	761
	Idaho Housing & Finance Assn. Sales Tax Revenue (State of Idaho Department of Transportation Transportation Expansion & Congesti)	5.000%	8/15/35	1,000	1,162
	Idaho Housing & Finance Assn. Sales Tax Revenue (State of Idaho Department of Transportation Transportation Expansion & Congesti)	5.000%	8/15/36	1,500	1,730
	Idaho Housing & Finance Assn. Sales Tax Revenue (State of Idaho Department of Transportation Transportation Expansion & Congesti)	5.000%	8/15/37	1,000	1,155
	Idaho Housing & Finance Assn. Sales Tax Revenue (State of Idaho Department of Transportation Transportation Expansion & Congesti)	5.000%	8/15/38	1,900	2,180
	Idaho Housing & Finance Assn. Sales Tax Revenue (State of Idaho Department of Transportation Transportation Expansion & Congesti)	5.000%	8/15/39	4,500	5,154
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	3,500	4,001
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	578
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	867
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/32	750	862
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/33	1,000	1,142
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/34	1,000	1,136
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,034
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,282
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,226
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,107
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	6,298
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	270
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	285
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	397
[1]	University of Idaho College & University Revenue	5.000%	4/1/32	970	1,112
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	635
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,981
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,181
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,136
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,189
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	721
					80,370
Illinois (5.7%)
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,117
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,143
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,739	2,869
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,768
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,356

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Channahon IL GO, Prere.	4.000%	12/1/22	1,005	1,019
	Chicago Board of Education GO	5.000%	12/1/22	2,775	2,821
	Chicago Board of Education GO	5.000%	12/1/22	12,000	12,199
[4,10]	Chicago Board of Education GO	5.500%	12/1/22	9,625	9,828
	Chicago Board of Education GO	5.000%	12/1/23	15,000	15,517
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,918
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,621
[9]	Chicago Board of Education GO	0.000%	12/1/26	5,855	4,979
[4]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,868
	Chicago Board of Education GO	5.000%	12/1/26	12,265	13,007
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,303
	Chicago Board of Education GO	7.000%	12/1/26	19,600	21,982
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,043
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,287
[4]	Chicago Board of Education GO	5.000%	12/1/27	2,750	3,017
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,066
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,732
[9]	Chicago Board of Education GO	0.000%	12/1/28	10,685	8,343
[9]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,537
[4]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,326
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,863
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,275
[9]	Chicago Board of Education GO	0.000%	12/1/29	465	347
[9]	Chicago Board of Education GO	0.000%	12/1/29	360	269
[4,8]	Chicago Board of Education GO	0.000%	12/1/29	1,165	880
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,763
	Chicago Board of Education GO	5.000%	12/1/29	9,625	10,265
	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,133
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,147
[9]	Chicago Board of Education GO	0.000%	12/1/30	20,775	14,797
[8,9]	Chicago Board of Education GO	0.000%	12/1/30	12,780	9,103
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,254
[4]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,674
	Chicago Board of Education GO	5.000%	12/1/30	2,500	2,672
[10]	Chicago Board of Education GO	5.500%	12/1/30	115	133
[9]	Chicago Board of Education GO	0.000%	12/1/31	23,570	15,975
[8,9]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,070
	Chicago Board of Education GO	5.000%	12/1/31	600	635
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,855
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,701
	Chicago Board of Education GO	5.000%	12/1/32	7,300	7,714
	Chicago Board of Education GO	5.000%	12/1/33	12,000	12,136
	Chicago Board of Education GO	5.000%	12/1/33	2,060	2,166
	Chicago Board of Education GO	5.000%	12/1/33	5,750	6,057
	Chicago Board of Education GO	5.000%	12/1/34	700	735
	Chicago Board of Education GO	5.000%	12/1/34	6,035	6,344
	Chicago Board of Education GO	5.000%	12/1/35	750	787
	Chicago Board of Education GO	5.250%	12/1/35	12,170	12,622
	Chicago Board of Education GO	4.000%	12/1/36	7,815	7,284
	Chicago Board of Education GO	5.000%	12/1/36	10,210	10,692
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,468
	Chicago Board of Education GO	4.000%	12/1/37	19,630	18,230
	Chicago Board of Education GO	4.000%	12/1/38	20,000	18,468
	Chicago Board of Education GO Class A	4.000%	12/1/42	26,575	23,938
	Chicago Board of Education GO Class B	4.000%	12/1/40	13,425	12,237
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,261
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,611
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,694
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,413
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,777
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,103
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,207
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,366
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,356
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,039
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,542
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,620
	Chicago IL GO	0.000%	1/1/24	4,255	4,012
	Chicago IL GO	5.000%	1/1/24	880	909

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/25	1,580	1,654
	Chicago IL GO	5.000%	1/1/26	1,050	1,098
	Chicago IL GO	5.000%	1/1/26	1,660	1,736
	Chicago IL GO	5.000%	1/1/26	13,335	14,055
	Chicago IL GO	5.000%	1/1/26	5,000	5,270
	Chicago IL GO	5.000%	1/1/27	9,000	9,557
	Chicago IL GO	5.000%	1/1/27	3,605	3,802
	Chicago IL GO	5.000%	1/1/28	6,000	6,389
	Chicago IL GO	5.000%	1/1/28	8,000	8,519
	Chicago IL GO	5.000%	1/1/29	3,000	3,207
	Chicago IL GO	5.000%	1/1/29	22,500	24,053
	Chicago IL GO	5.000%	1/1/30	9,540	10,247
[9]	Chicago IL GO	0.000%	1/1/31	3,135	2,238
	Chicago IL GO	5.000%	1/1/31	1,300	1,389
	Chicago IL GO	5.000%	1/1/32	800	853
	Chicago IL GO	5.000%	1/1/33	1,500	1,602
[9]	Chicago IL GO	0.000%	1/1/34	2,490	1,544
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue, ETM	5.000%	1/1/23	1,200	1,225
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue, ETM	5.000%	1/1/24	1,110	1,158
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,460	2,509
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,352
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,796
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,779
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,644
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,881
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,624
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,785	18,668
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,062
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	1,932
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,601
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,773
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,608
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,724
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,196
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	11,565
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,626
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,779
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,638
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,040
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,115
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/22	1,450	1,473
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,131
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,092
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,131
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,500	1,564
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,550	2,599
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,549
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,244
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	10,326
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	10,326
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	6,944
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,200	2,270
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,008
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,273
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,428
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	6,113
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,530
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,419
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,085
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,123
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,020
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	343
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	35,379
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,327
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,445	2,485
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,481
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,323
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,007

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	12,775	13,449
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,576
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	612
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,609
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	35	36
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,590	5,687
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,124
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,007
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,335
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	14,313
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,618
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,182
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,645
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,228
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,142
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	6,115
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,674
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,375
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	805
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,907
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	23,947
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	14,340
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,227
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,963
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	18,104
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,747
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	5,085
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	11,408
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	22,038
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	5,071
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,017
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,924
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	20,829
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	31,000	34,187
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	25,000	25,279
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	11,274
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	13,014
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	12,674
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,500	2,745
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	23,000	23,155
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,819
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,256
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	9,291
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	7,500	7,539
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,251
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	5,360
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,290
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,103
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	11,548
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,247
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	11,000	11,891
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	5,564
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	6,837
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,056
	Chicago Park District GO	5.000%	1/1/25	625	659
	Chicago Park District GO	5.000%	1/1/26	515	551
	Chicago Park District GO	5.000%	1/1/27	1,000	1,069
	Chicago Park District GO	5.000%	1/1/27	2,085	2,262
	Chicago Park District GO	5.000%	1/1/27	5,580	5,771
	Chicago Park District GO	5.000%	1/1/28	1,000	1,066
	Chicago Park District GO	5.000%	1/1/28	1,420	1,555
	Chicago Park District GO	5.000%	1/1/29	985	1,048
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	4,912
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,065
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,619
	Chicago Park District GO	4.000%	1/1/31	1,250	1,282
	Chicago Park District GO	4.000%	1/1/31	505	518
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	6,064
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,742

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,063
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,126
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,497
	Chicago Park District GO	5.000%	1/1/31	1,570	1,620
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	6,026
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,434
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	1,937
	Chicago Park District GO	5.000%	1/1/32	1,195	1,233
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	1,867
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	5,578
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,121
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	2,843
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	3,816
	Chicago Park District GO	5.000%	1/1/33	455	469
	Chicago Park District GO	5.000%	1/1/33	500	516
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,395
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,778
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,119
	Chicago Park District GO	5.000%	1/1/34	685	706
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	1,922
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	2,986
	Chicago Park District GO	5.000%	1/1/35	490	505
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,518
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,097
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,187
	Chicago Park District GO, Prere.	5.000%	1/1/24	545	568
	Chicago Park District GO, Prere.	5.000%	1/1/24	815	849
	Chicago Park District GO, Prere.	5.000%	1/1/24	585	609
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,875	1,953
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,430	1,490
	Chicago Park District GO, Prere.	5.000%	1/1/24	595	620
	Chicago Park District GO, Prere.	5.500%	1/1/24	1,500	1,578
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,228
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,117
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	38,500	40,351
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,060
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,130
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,058
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,077
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,177
	Cook County Community Consolidated School District No. 34 Glenview GO	5.000%	12/1/32	6,100	7,085
	Cook County Community Consolidated School District No. 34 Glenview GO	4.000%	12/1/33	6,405	6,869
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/25	1,000	1,004
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/26	2,485	2,495
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/27	2,605	2,616
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/28	2,240	2,249
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/32	5,000	5,020
	Cook County Forest Preserve District GO	5.000%	12/15/24	1,520	1,526
	Cook County Forest Preserve District GO	5.000%	12/15/26	2,225	2,234
	Cook County Forest Preserve District GO	5.000%	12/15/27	2,335	2,344
	Cook County Forest Preserve District GO	5.000%	12/15/28	2,455	2,465
	Cook County IL GO	4.000%	11/15/25	1,000	1,040
	Cook County IL GO	4.000%	11/15/26	1,000	1,047
[4]	Cook County IL GO	5.000%	11/15/26	2,500	2,758
	Cook County IL GO	5.000%	11/15/28	2,380	2,657
	Cook County IL GO	5.000%	11/15/31	2,155	2,446
	Cook County IL GO	5.000%	11/15/32	1,615	1,824
	Cook County IL GO	5.000%	11/15/33	1,390	1,563
	Cook County IL GO	5.000%	11/15/34	1,180	1,277
	Cook County IL GO	5.000%	11/15/35	1,025	1,109
	Cook County IL Sales Tax Revenue Class A	5.000%	11/15/38	1,920	2,139
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,191
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,250	1,172
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	926
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	649
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	5,000	5,346
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	14,242
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	14,774
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	13,115

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	16,186
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/24	1,750	1,806
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/25	1,845	1,904
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/26	4,575	4,719
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/27	2,000	2,063
	Evanston IL GO	3.500%	12/1/38	2,000	1,952
[1]	Evanston IL GO	3.500%	12/1/39	2,000	1,956
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,110	2,140
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	5,265	5,470
	Illinois Finance Authority College & University Revenue	5.000%	7/1/25	8,750	8,800
	Illinois Finance Authority College & University Revenue	5.000%	7/1/26	3,745	3,766
	Illinois Finance Authority College & University Revenue	5.000%	7/1/27	1,495	1,503
	Illinois Finance Authority College & University Revenue	5.000%	7/1/28	1,570	1,578
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	539
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	15,866
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,776
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	3,699
	Illinois Finance Authority College & University Revenue	5.000%	7/1/29	1,650	1,659
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	650
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	12,951
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,175
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	619
	Illinois Finance Authority College & University Revenue	5.000%	7/1/30	1,730	1,739
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	754
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,080
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	534
	Illinois Finance Authority College & University Revenue	5.000%	7/1/31	1,815	1,824
	Illinois Finance Authority College & University Revenue	5.000%	9/1/31	500	536
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	15,851
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	918
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	4,150	4,823
	Illinois Finance Authority College & University Revenue	5.000%	7/1/32	1,905	1,914
	Illinois Finance Authority College & University Revenue	5.000%	9/1/32	500	534
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	513
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	15,844
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	341
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	7,410	8,719
	Illinois Finance Authority College & University Revenue	5.000%	9/1/34	1,100	1,163
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,250	1,468
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,420
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	970
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	30,571
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	605	710
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,062
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	219
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,040	2,043
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	400	403
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	175	177
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,035
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,093
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,294
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,290
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,278
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,208
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,956
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	8,513
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,086
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,155	2,319
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	3,064
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	8,669
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	465	502
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,106
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,100	5,601
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,500	6,040
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,500	2,745
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,857
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,261
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	5,000	5,529
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	6,430	7,110

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	6,500	7,187
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	18,157
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	3,117
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,523
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,290
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	15,111
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	3,350	3,749
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,332
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	555
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,336
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,254
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,104
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,090
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,107
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,505
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	560
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,132
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,680
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,460
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,104
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	7,521
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,616
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,247
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,850
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,227
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,703
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,101
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	2,813
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	563
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,107
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,817
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,808
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,243
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,030
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	9,989
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,818
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,579
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	7,721
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,676
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	561
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,218
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,229
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,727
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	605
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	2,851
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	4,000	4,445
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	447
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,695
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	8,497
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,300	2,333
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,830	5,352
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	8,236
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,079
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,534
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,350	4,305
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,550
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	4,000	3,475
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,750	1,705
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	14,848
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	805
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	980
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,030	5,278
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/38	3,850	4,311
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/39	5,000	5,588
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/40	12,925	14,417

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/41	14,810	16,492
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,885	1,970
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	4,100	4,431
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,800	5,504
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO PUT, VRDO	0.340%	5/2/22	35,300	35,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	25	25
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/22	1,055	1,056
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	5/15/22	5,070	5,075
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	3,750	3,755
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	15,000	15,171
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	7,575	7,661
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	5,955	6,058
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,134
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	4,109
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,299
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	10,000	10,577
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,365
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,292
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	847
	Illinois Finance Authority Lease Revenue	5.000%	7/1/22	110	111
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,568
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,466
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	16,835	17,618
	Illinois GO	5.000%	7/1/22	7,050	7,086
[4]	Illinois GO	5.000%	8/1/22	11,720	11,815
	Illinois GO	5.000%	8/1/22	10,000	10,076
	Illinois GO	5.000%	10/1/22	13,500	13,664
	Illinois GO	5.000%	10/1/22	17,880	18,097
	Illinois GO	5.000%	11/1/22	10,000	10,142
	Illinois GO	5.000%	11/1/22	65,730	66,663
	Illinois GO	5.000%	2/1/23	8,600	8,768
	Illinois GO	5.000%	2/1/23	7,120	7,259
	Illinois GO	5.000%	3/1/23	2,250	2,297
	Illinois GO	5.000%	3/1/23	4,000	4,084
	Illinois GO	5.000%	7/1/23	6,120	6,285
	Illinois GO	5.000%	8/1/23	17,050	17,538
	Illinois GO	5.000%	10/1/23	4,500	4,643
	Illinois GO	5.000%	10/1/23	5,000	5,158
	Illinois GO	5.000%	11/1/23	42,780	44,198
	Illinois GO	4.000%	1/1/24	4,860	4,869
	Illinois GO	5.000%	1/1/24	14,060	14,563
	Illinois GO	5.000%	2/1/24	6,270	6,502
	Illinois GO	4.000%	3/1/24	5,800	5,918
	Illinois GO	4.000%	5/1/24	10,210	10,423
	Illinois GO	5.500%	7/1/24	19,000	19,596
	Illinois GO	5.000%	8/1/24	25,335	25,567
	Illinois GO	5.000%	10/1/24	3,000	3,140
	Illinois GO	5.000%	10/1/24	3,000	3,140
	Illinois GO	5.000%	11/1/24	38,000	39,813
	Illinois GO	5.000%	2/1/25	3,250	3,415
	Illinois GO	5.000%	2/1/25	3,775	3,901
	Illinois GO	4.000%	3/1/25	1,500	1,537
	Illinois GO	5.000%	3/1/25	1,500	1,578
	Illinois GO	5.000%	11/1/25	18,375	19,492
	Illinois GO	5.000%	1/1/26	2,115	2,248
	Illinois GO	5.000%	2/1/26	11,175	11,537
	Illinois GO	5.000%	3/1/26	4,500	4,791
[4]	Illinois GO	5.000%	4/1/26	16,175	16,626
	Illinois GO	5.500%	7/1/26	7,000	7,218
	Illinois GO	5.000%	10/1/26	4,800	5,140
	Illinois GO	5.000%	10/1/26	3,650	3,909
	Illinois GO	5.000%	11/1/26	2,750	2,947
	Illinois GO	5.000%	12/1/26	8,390	8,999
	Illinois GO	5.000%	1/1/27	7,500	7,955
	Illinois GO	5.000%	4/1/27	3,840	3,971
	Illinois GO	5.500%	7/1/27	8,150	8,399
	Illinois GO	5.000%	9/1/27	3,775	4,069
	Illinois GO	5.000%	11/1/27	1,725	1,841

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/27	4,330	4,672
	Illinois GO	5.000%	12/1/27	10,560	11,400
	Illinois GO	5.000%	2/1/28	10,305	11,014
[4]	Illinois GO	5.000%	4/1/28	4,515	4,636
	Illinois GO	5.250%	7/1/28	2,710	2,784
	Illinois GO	5.000%	10/1/28	4,000	4,335
	Illinois GO	5.000%	11/1/28	39,880	42,826
	Illinois GO	5.000%	1/1/29	4,055	4,257
	Illinois GO	5.250%	2/1/29	8,750	9,042
	Illinois GO	5.000%	3/1/29	18,000	18,047
	Illinois GO	5.000%	10/1/29	4,000	4,323
	Illinois GO	5.000%	11/1/29	11,355	12,124
	Illinois GO	5.000%	1/1/30	8,000	8,376
	Illinois GO	5.250%	2/1/30	8,945	9,211
	Illinois GO	5.000%	10/1/30	3,000	3,228
	Illinois GO	5.250%	7/1/31	6,000	6,160
	Illinois GO	5.000%	11/1/32	9,200	9,594
	Illinois GO	4.000%	6/1/33	5,880	5,810
[4]	Illinois GO	5.500%	7/1/33	3,300	3,410
	Illinois GO	4.125%	10/1/36	9,500	9,242
	Illinois GO	4.000%	3/1/38	2,150	2,028
	Illinois GO	4.000%	3/1/40	2,300	2,145
	Illinois GO	4.000%	10/1/40	1,500	1,413
	Illinois GO	3.000%	12/1/40	2,500	1,955
	Illinois GO	5.000%	12/1/28	1,800	1,952
[12]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,594
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,200	9,054
[5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,965	20,855
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,233
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,358
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	11,026
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	14,460
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,149
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,237
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,234
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,286
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,278
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,221
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,435
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,651
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	629
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	980	1,028
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,346
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,139
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	4,519
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,339
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,593
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,272
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,582
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,335
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	25,949
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	35,105	39,731
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	8,000	8,134
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,466
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,452
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	24,449
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	38,165	43,021
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	13,283
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	9,000	9,149
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,596
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,148
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,500	2,597
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,726
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	3,860	4,009
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	12,354
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,144
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,080	2,229
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,866
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,442

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,738
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,054
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,220
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,141
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,900
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,496
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	1,025
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	7,105	7,946
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	6,575	6,705
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,055
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	25,855
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	42,206
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	61,895	69,642
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	19,400	19,676
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	2,850	3,191
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,659
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	954
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	800
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,128
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	202
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	435
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	267
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	240
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	232
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	240
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	239
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	291
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	379
[4]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	363
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	298
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	282
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	9,538
	Lake County Forest Preserve District GO	5.000%	12/15/29	1,135	1,309
	Lake County Township High School District No. 113-Highland Park GO, Prere.	5.000%	1/1/23	5,000	5,107
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,077
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	30,598
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	21,729
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	26,261
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	9,981
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,547
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,053
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,436
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	16,919
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	27,536
[4,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,401
[7,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,595
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	29,530
[4,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	85
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	172
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	30,352
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	49,943
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	716
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	25,637
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	635
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	25,747
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	7,570	4,592
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	475
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	549
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,000	1,124
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	3,200	1,647
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	222
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	2,000	998
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,293
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	11,990	6,073
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	707
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	4,592
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	1,425	655
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	9,000	4,314
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	217

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	840
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	205
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	2,150	852
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	15,172
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	9,283
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	15,250	14,310
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,081
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	725
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/28	30,480	30,602
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	387
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	2,056
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	563
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	375	422
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,325	2,643
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,340	1,523
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	3,000	3,408
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	2,555	2,938
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	6,350	7,301
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	5,150	5,917
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	2,750	3,192
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	8,185	9,500
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,000	8,131
[4]	Mundelein IL GO	4.000%	12/15/27	500	528
[4]	Mundelein IL GO	4.000%	12/15/28	500	531
[4]	Mundelein IL GO	4.000%	12/15/29	500	535
[4]	Mundelein IL GO	4.000%	12/15/32	1,000	1,044
[4]	Mundelein IL GO	4.000%	12/15/39	2,000	2,066
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,376
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,346
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,493
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,629
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,815
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,650	4,002
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,330	2,437
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,296
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,774
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	826
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	556
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	674
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	366
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,197
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	509
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	782
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	1,003
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	836
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	871
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	835
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	659
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,112
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	758
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	556
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	779
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,358
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	916
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	1,180	1,181
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	745
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	793
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	738
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	25,429
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	11,523
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	3,969
[4,13]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/22	5,000	5,039
[4,13]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	12,006
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/22	9,250	9,303
[9]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	1,000	1,038
[9]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,243
	Romeoville IL GO	5.000%	12/30/26	3,480	3,841
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	10,000	11,312
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,678

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	17,109
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	2,741
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	27,661
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,700
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,702
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,187
	Schaumburg IL GO	4.000%	12/1/31	10,270	10,468
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	4,105
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,796
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,981
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,756
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	855
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	988
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	942
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,240
[7]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,235
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,753
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	450
[4]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	6,000	6,045
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,162
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,082
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,518
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,080
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,079
	Will & Kankakee Counties School District No. 255 Lease Revenue	5.000%	6/1/22	1,115	1,118
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/28	9,900	10,034
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	4,664
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,290
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/30	5,500	5,570
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,264
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,966
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	548
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,911
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,353
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	5,103
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,471
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	5,243
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,439
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,651
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/29	900	1,034
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/30	1,000	1,165
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/31	875	1,017
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/32	750	797
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/33	535	568
	Will County IL GO, Prere.	5.000%	11/15/22	125	127
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,060
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,465
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,577
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,724
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,222
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,703
[1,5]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/31	8,000	8,717
[1,5]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	9,920	10,780
[1,5]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	7,055	7,117
					4,309,010
Indiana (1.1%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	574
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	425	491
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,183
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,857
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,860
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	10,430
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	14,563
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	1,610	1,621
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	195	196
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	7/15/25	485	521
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	1/15/26	475	515
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	7/15/26	525	574
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	1/15/27	545	600

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	7/15/27	560	621
	Duneland School Building Corp. Lease (Abatement) Revenue (Duneland School Corp/IN)	5.000%	1/15/28	860	958
[4,8]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	2,480	2,547
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,090
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	824
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,462
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	837
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,397
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,264
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,117
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,116
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,392
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,140
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,384
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,420
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	380
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	422
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,103
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,209
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,123
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,325
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,295	1,295
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,505
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	1,939
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,411
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	7,096
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,643
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,056
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,093
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	7,105
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,538
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,060
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,790
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,762
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,755
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	95	95
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	2,915	2,915
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,073
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	8,229
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,459
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,410
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	21,397
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,059
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,799
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	24,429
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	21,882
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,210
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	19,797
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	17,096
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	20,539
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,162
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	11,293
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,287
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,081
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	6,250	6,223
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.350%	5/2/22	4,300	4,300
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,572
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,572
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,572
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,572
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	6,900	7,887
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	14,000	16,147
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	16,000	16,992
	Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	9,367
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,289
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,445
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,510
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,940
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,061

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,057
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,303
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,421
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	5,000	5,705
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,500	1,718
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	2,000	2,304
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	1,500	1,735
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/31	3,370	3,917
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/31	2,760	3,225
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/35	3,700	3,873
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/36	3,000	3,127
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/38	5,750	5,187
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/39	3,000	2,685
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	6,000	5,285
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,055
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,549
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,360
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	5,665	6,040
	Indiana Finance Authority Water Revenue	5.000%	2/1/29	1,000	1,137
	Indiana Finance Authority Water Revenue	5.000%	2/1/30	1,230	1,415
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	4,558
	Indiana Finance Authority Water Revenue, Prere.	5.000%	8/1/26	1,000	1,102
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	533
[3]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.360%	5/2/22	3,260	3,260
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	809
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	856
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	553
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,765
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,190
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,790
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,393
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,654
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,420
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	5,340	5,901
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,807
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	6,948
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	20,329
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,472
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	21,485
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,437
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	13,329
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,622
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	7,040	7,479
	Indiana Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	100	101
	Indiana University College & University Revenue	5.000%	6/1/22	540	542
	Indiana University College & University Revenue	5.000%	8/1/22	6,370	6,428
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	3,510	3,542
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,175	2,195
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,040	2,058
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	717
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	722
	Indianapolis Board of School Commissioners GO	5.000%	7/15/27	425	469
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,510
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,156
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,822
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	11,192
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	5,021
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	1,785
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,385
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,167
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,721
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	2,750
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,179
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	3,927
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,132
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,470
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/29	1,250	1,301
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,375	1,430
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	9,475

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/31	1,875	1,948
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	12,760	14,505
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	2,000	2,077
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/32	16,175	18,334
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	11,309
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/34	1,950	2,024
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/35	2,350	2,439
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/36	2,425	2,516
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,243
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,236
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	5,000	5,226
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,308
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,810
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,727
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,758
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,621
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	8,107
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	8,279
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,493
	Ivy Tech Community College of Indiana College & University Revenue	5.000%	7/1/22	165	166
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,330	4,426
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,855	4,962
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	205	210
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/22	155	156
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	2,013
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,727
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,731
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,364
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	12,938
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue (Seymour Community School Corp)	5.000%	7/15/33	725	842
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue (Seymour Community School Corp)	5.000%	7/15/34	750	869
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	317
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	212
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	212
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/32	500	531
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	742
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,276
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,070
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,544
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,636
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,220
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,318
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,444
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	4,698
					841,396
Iowa (0.3%)
	Ankeny Community School District GO	5.000%	6/1/22	150	150
	Des Moines IA GO	5.000%	6/1/26	5,870	6,432
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,380
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,229
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,342
	Iowa City Community School District GO	3.000%	6/1/31	3,840	3,705
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,596
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	11,595	12,233
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/33	2,110	2,206
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	90,630	96,480
[5]	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	14,250	14,189
[5]	Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	24,000	24,593
	Iowa Finance Authority Lease Revenue	5.000%	8/1/22	375	378
	Iowa Finance Authority Lease Revenue	5.000%	8/1/37	1,500	1,735
	Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/23	1,000	1,036
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	801
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,279
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,345
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,976
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,109
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,216
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,333
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,693

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,823
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,966
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	3,113
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,129
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	700	768
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,400	1,538
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,100	1,205
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,304
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,860	1,879
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	800	807
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,000	2,013
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	2,000	2,004
	Polk County IA GO	4.000%	6/1/22	12,620	12,647
	Polk County IA GO	5.000%	6/1/22	2,270	2,277
	Polk County IA GO	4.000%	6/1/23	13,050	13,078
	Polk County IA GO	5.000%	6/1/24	2,425	2,549
	University of Iowa College & University Revenue	3.000%	7/1/22	125	125
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	991
	Waukee Community School District GO	3.000%	6/1/31	4,700	4,534
	Waukee Community School District GO	3.000%	6/1/32	4,840	4,588
					263,774
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,648
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,266
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,200
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,186
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	6,036
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,240
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,767
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	3,002
[4]	Dodge City KS Sales Tax Revenue	4.000%	6/1/22	50	50
	Geary County Unified School District No. 475 GO	5.000%	9/1/25	355	384
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	750	787
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	700	734
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,098
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,260
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,925
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	350	378
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	425	459
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	635	686
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	600	648
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	795	859
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	650	702
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	635
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	527
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	525
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	524
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	522
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	675
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	21,164
[5]	Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	2,893
[5]	Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,327
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,070	1,134
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,545	1,637
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,037
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,077
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	650	683
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	500	525
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/22	6,000	6,062
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,495	7,582
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,592
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	13,300	14,053
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,618
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	14,797
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	15,730
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	15,525	16,382
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,940
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	7,921
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	7,277

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/29	2,190	2,487
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/30	3,875	4,450
	Kansas Development Finance Authority College & University Revenue (University KS Project)	5.000%	5/1/22	75	75
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	26,655	30,193
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/23	10,250	10,540
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	10,000	10,262
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/26	13,515	13,864
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/27	23,500	24,100
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/28	7,000	7,175
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/29	7,055	7,210
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/32	13,000	13,269
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/33	15,045	15,353
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/34	5,795	5,912
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/26	1,200	1,215
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,261
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	3,860
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	491
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	478
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	344
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	369
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	941
	Olathe KS GO	4.000%	10/1/30	4,310	4,637
	Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	630	538
	Prairie Village KS Tax Allocation Revenue	3.125%	4/1/36	1,000	790
	Saline County Unified School District No. 305 Salina GO	5.000%	9/1/22	1,950	1,973
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,250	1,325
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,184
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,201
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,692
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,404
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,582
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,346
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	6,347
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,677
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,695
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,146
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,098
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,098
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	16,500	16,600
[3]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.330%	5/2/22	3,530	3,530
[1]	Wyandotte County-Kansas City Unified Government GO Class A	4.000%	8/1/28	1,930	2,063
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	825	834
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,737
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	200	202
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	100	101
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	100	101
					413,904
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	763
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,446
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,653
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,215
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	663
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	296
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,073
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	422
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	525
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	496
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,173
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,005
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	472
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	380
	Campbell Kenton & Boone Counties Sanitation District No. 1 Sewer Revenue	5.000%	8/1/22	1,000	1,009
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	9,948
	Henry County Public Properties Corp. Lease Revenue (Court Facility Project)	5.000%	6/1/22	100	100
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	199
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	245
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	250
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	207

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,325
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,485
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,663
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,846
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	4,041
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,036
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,525
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,530
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,550
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,577
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,102
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,953
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,946
[9]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	10,708
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,542
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,461
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,465	2,707
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,951
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,260
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,082
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,263
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,862
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,098
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,645
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,375
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,976
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,749
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,747
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,190
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	5,214
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,940
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,415
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	9,010
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,833
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,704
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,331
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,252
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,684
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	3,071
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,457
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,315
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,231
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,244
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,341
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,669
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,343
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,598
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,271
[2]	Kentucky Public Energy Authority Natural Gas Revenue PUT, SOFR + 1.200%	1.381%	8/1/30	23,000	22,476
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	224,685	227,871
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	164,690	168,031
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	59,660	60,509
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	48,045	48,729
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	61,030	62,492
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	48,000	48,947
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,664
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	205	213
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,427
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,044
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,211
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,201
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,098
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,416
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,178
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,303
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No.125)	5.000%	9/1/22	2,500	2,528
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/22	110	111
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/22	1,110	1,117
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,818

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,818
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,621
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,438
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,330	1,528
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/22	180	181
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/23	3,905	4,031
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/23	5,210	5,379
[3,6]	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Sewer Revenue TOB VRDO	0.370%	5/2/22	11,000	11,000
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,137
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,147
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	17,173
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	1,943
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	6,438
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,629
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,570	1,575
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	17,327
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	7,422
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,502
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	6,840
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,900	8,926
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	14,775	14,818
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	9,000	9,026
	Northern Kentucky Water District Water Revenue	5.000%	2/1/23	100	102
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	13,801
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	12,674
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,780
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,246
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,179
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,032
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,537
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,623
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,614
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,722
[4]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,397
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	456
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	888
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,530
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,200	1,381
	Warren County KY Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	4,000	4,109
					1,049,012
Louisiana (0.9%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,062
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,062
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,062
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	3,000	3,185
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	118
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	130	136
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	170	182
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	54
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,492
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	2,820
[3,6]	Irvine Ranch CA Water Trust Local or Guaranteed Housing Revenue TOB VRDO	0.840%	5/5/22	13,995	13,995
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,662
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,213
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,950
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	12,020
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,126
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,633
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,622
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,045
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,136
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	895
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,675
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	15,200	15,033
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	8,600	8,506
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue PUT, SOFR + 0.500%	0.696%	5/1/26	7,880	7,847
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,697
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	5,015
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,847

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/31	23,000	23,001
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	6,770
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	20,345	20,346
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,440
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	4,917
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	9,350	9,350
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	4,802
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	11,050	11,050
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	3,840
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	5,480
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	5,472
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/39	4,500	4,684
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,000	1,731
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/22	250	250
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	125	125
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	21,705
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	10,498
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,199
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,199
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	7,448
	Louisiana GO	5.000%	12/1/26	7,870	8,332
	Louisiana GO	5.000%	5/1/29	14,815	15,798
	Louisiana GO	5.000%	5/1/30	2,950	3,141
	Louisiana GO	5.000%	10/1/30	2,000	2,202
	Louisiana GO	4.000%	10/1/34	10,710	11,116
	Louisiana GO, Prere.	5.000%	8/1/22	250	252
	Louisiana GO, Prere.	5.000%	8/1/22	560	565
	Louisiana GO, Prere.	5.000%	8/1/22	245	247
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	17,132
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/30	4,000	4,514
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,775
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,385
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,367
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	6,500	6,892
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,181
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,719
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,896
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,436
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,615
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	12,314
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,754
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,690
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,510
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,779
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,921
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	3,072
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,223
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	10,451
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,535	1,605
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,140	3,284
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,661

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,667
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	1,974
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,727
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,234
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,068
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,031
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,073
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,641
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,458
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,914
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,507
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	7,372
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,440
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	15,970
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	411
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	549
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	937
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,109
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	6,000	6,381
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	45	48
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	50	54
[4]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	2,300	2,469
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,742
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	5,699
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,172
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	3,892
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	3,975
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,367
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,025	1,037
	Louisiana State Transportation Authority Appropriations Revenue, Prere.	5.000%	8/15/23	200	207
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	3,180	3,285
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,033
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	2,765	2,856
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,054
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,125
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,438
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,661
	New Orleans LA GO	5.000%	12/1/23	2,250	2,285
	New Orleans LA GO	5.000%	12/1/24	2,500	2,540
	New Orleans LA GO	5.000%	12/1/25	2,500	2,540
[4]	New Orleans LA GO	5.000%	12/1/26	3,770	3,832
[4]	New Orleans LA GO	5.000%	12/1/27	2,260	2,296
[4]	New Orleans LA GO	5.000%	12/1/28	2,310	2,346
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,176
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,948
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,289
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,112
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,703
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,259
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	23,285	23,321
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	17,574
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,189
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,240	2,214
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,747
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	10,160
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,685
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,395	3,764
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	2,515	2,507
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	3,385	3,368
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	2,465	2,446
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,775	1,757
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,755	1,732
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	3.000%	2/1/40	4,250	3,483
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	1,485	1,461
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/32	12,365	12,384

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	4,325	4,332
					671,253
Maine (0.2%)
	Bangor ME GO, Prere.	4.000%	7/15/22	140	141
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	942
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/22	250	253
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue (State of Maine) Class A	4.000%	10/1/39	3,065	3,198
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue (State of Maine) Class A	4.000%	10/1/40	1,685	1,754
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue (State of Maine) Class A	4.000%	10/1/41	3,330	3,461
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	396
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	384
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	393
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	506
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,115
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	846
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	912
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	755
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,682
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	450	517
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	705
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,133
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	550	626
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	649
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,129
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,562
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,126
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	565
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,496
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,123
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	817
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	358
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,678
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,150
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,733
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,494
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	357
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,735
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,978
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,663
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	304
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	420	467
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	420	473
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,141
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,616
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/31	1,500	1,726
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,148
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,449
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,419
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,193
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,058
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/25	3,560	3,780
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/26	2,000	2,121
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,345
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/32	3,260	3,489
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,120
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,429
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/33	700	820
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,373
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,226
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/36	1,020	1,074
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,340
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,144
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,167
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,657
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	2,050	2,301
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	1,700	1,961
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,825	2,043
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,690	1,963
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,630

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,952
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,142
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/35	1,030	1,173
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	1,733
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/39	1,040	1,082
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/40	1,195	1,241
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/41	1,155	1,198
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/42	1,125	1,164
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	473
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	409
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	892
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	764
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	681
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,011
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,060
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,174
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,851
					123,309
Maryland (2.0%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,668
	Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,156
	Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,405
	Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,371
	Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,577
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,372
	Anne Arundel County MD GO	5.000%	4/1/30	11,710	13,634
	Anne Arundel County MD GO	5.000%	4/1/32	1,755	1,876
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,163
	Baltimore County MD COP	5.000%	10/1/22	100	101
	Baltimore County MD GO	5.000%	3/1/25	480	514
	Baltimore County MD GO	5.000%	3/1/25	1,075	1,152
	Baltimore County MD GO	5.000%	3/1/26	400	437
	Baltimore County MD GO	5.000%	8/1/26	7,620	8,231
	Baltimore County MD GO	4.000%	3/1/30	4,000	4,229
	Baltimore County MD GO	5.000%	3/1/32	7,090	7,960
	Baltimore County MD GO	4.000%	3/1/33	7,115	7,510
	Baltimore County MD GO	5.000%	8/1/33	5,270	5,543
	Baltimore County MD GO	4.000%	3/1/34	7,470	7,851
	Baltimore County MD GO	5.000%	3/1/34	4,145	4,831
	Baltimore County MD GO	5.000%	3/1/34	7,865	9,167
	Baltimore County MD GO	4.000%	3/1/35	7,845	8,186
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	180
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	202
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	283
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	186
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	184
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	232
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	239
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	260
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	543
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	268
	Charles County MD GO	5.000%	10/1/27	4,155	4,673
	Frederick County MD GO, ETM	5.000%	2/1/23	1,005	1,028
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	856
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,141
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,136
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,308
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,120
	Harford County MD GO	5.000%	1/15/25	2,255	2,410
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	911
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,328
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,815
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/32	4,775	4,782
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,924
	Howard County MD GO	5.000%	2/15/29	3,220	3,570
	Howard M County D GO, Prere.	3.375%	2/15/23	100	101
	Howard M County D GO, Prere.	5.000%	2/15/23	300	307
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,350	1,370
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,500	1,541

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,550	1,620
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,275	1,358
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	1,015	1,041
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,320	1,429
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	8,700	9,017
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,370	1,500
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	5,689
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,370	1,516
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/28	17,390	17,801
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	14,790	15,031
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,618
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	32,832
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	29,559
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,300	1,452
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	12,000	12,282
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	31,252
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/30	2,800	3,005
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,162
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,479
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,213
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,041
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,373
	Maryland GO	5.000%	8/1/22	29,215	29,476
	Maryland GO	5.000%	8/1/22	5,015	5,060
	Maryland GO	5.000%	8/1/23	72,005	74,614
	Maryland GO	5.000%	3/15/24	25,600	26,890
	Maryland GO	5.000%	8/1/24	21,550	22,818
	Maryland GO	5.000%	3/1/25	1,630	1,747
	Maryland GO	5.000%	3/1/26	4,380	4,790
	Maryland GO	5.000%	3/15/26	27,500	30,097
	Maryland GO	3.000%	8/1/26	30,275	30,899
	Maryland GO	4.000%	8/1/26	28,000	28,509
	Maryland GO	5.000%	8/1/26	42,820	47,204
	Maryland GO	5.000%	8/1/26	4,670	5,148
	Maryland GO	5.000%	3/15/27	14,105	15,726
	Maryland GO	5.000%	3/15/27	10,290	11,472
	Maryland GO	4.000%	6/1/27	4,000	4,121
[5]	Maryland GO	3.000%	8/1/27	2,280	2,326
	Maryland GO	4.000%	3/1/28	2,000	2,149
[5]	Maryland GO	4.000%	8/1/28	1,600	1,724
	Maryland GO	4.000%	3/1/29	7,000	7,577
	Maryland GO	4.000%	6/1/29	16,235	16,684
[5]	Maryland GO	4.000%	8/1/29	6,000	6,513
	Maryland GO	5.000%	3/1/30	10,000	11,616
	Maryland GO	4.000%	6/1/30	68,035	69,893
	Maryland GO	3.250%	8/1/30	9,000	9,049
	Maryland GO	5.000%	3/15/31	4,855	5,623
	Maryland GO	5.000%	8/1/31	5,000	5,659
	Maryland GO	5.000%	8/1/31	1,060	1,231
	Maryland GO	3.500%	3/15/32	10,000	10,288
	Maryland GO	4.000%	8/1/35	25,000	26,403
	Maryland GO	5.000%	8/1/35	6,505	7,505
	Maryland GO	4.000%	8/1/36	10,000	10,548
	Maryland GO, Prere.	4.000%	3/1/23	1,000	1,017
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,002
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (John Hopkins University Project), Prere.	5.000%	7/1/22	125	126
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	382
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	436
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	350	347
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	419
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	489
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	462

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	628
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	330	337
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	240
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	71
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	287
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	222
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	251
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,303
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	6,190
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,574
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	626
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	174
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,449
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,680
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	469
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	312
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,370
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	934
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,766
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,615	5,809
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,180
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,093
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,878
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,017
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,170
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,044
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,760
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,781
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,553
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,301
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	718
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,415
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,800
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,557
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,184
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	696
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	3,825
[2,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	0.980%	12/8/27	74,250	74,250
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	900	905
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	250	251
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	150	151
	Maryland National Capital Park & Planning Commission GO	5.000%	11/1/23	135	141
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/38	1,760	1,999
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	257
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	405	426
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	280	300
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	430	468
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	575	633
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	795	884
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	640	720
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/30	1,610	1,830
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/31	1,770	2,030
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/32	1,000	1,154
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/33	1,600	1,839
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/34	2,310	2,640
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,354
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	2,055
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	1,500	1,542
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	2,310	2,381
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	4,466
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	1,039
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,950
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,910	1,962
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,580
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	4,400
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	3,235
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	6,090	6,195

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	9,558
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,518
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,409
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,223
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,274
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	7,839
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	7,311
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/37	4,375	4,520
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,032
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	200	205
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	4,154
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/23	12,970	13,306
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	14,000	14,653
	Montgomery County MD (Consolidated Public Improvement Project) GO	4.000%	8/1/33	4,485	4,807
	Montgomery County MD GO	5.000%	11/1/24	15,390	16,383
	Montgomery County MD GO	5.000%	11/1/26	8,730	9,673
	Montgomery County MD GO	5.000%	11/1/26	8,300	8,816
	Montgomery County MD GO	4.000%	11/1/27	5,095	5,462
	Montgomery County MD GO	4.000%	12/1/30	14,000	14,427
	Montgomery County MD GO	4.000%	11/1/31	15,235	16,303
	Montgomery County MD GO Class A	5.000%	8/1/31	10,000	11,832
	Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	14,552
	Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,127
	Prince George's County MD GO	5.000%	7/15/22	12,000	12,091
	Prince George's County MD GO	5.000%	7/15/26	22,685	24,996
	Prince George's County MD GO	5.000%	7/15/26	11,715	12,909
	Prince George's County MD GO	4.000%	9/1/26	2,000	2,067
	Prince George's County MD GO	4.000%	7/1/28	6,995	7,369
	Prince George's County MD GO	4.000%	7/15/30	7,500	8,033
	Prince George's County MD GO	3.000%	7/15/33	14,000	13,933
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,002
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,067
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	1,001
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	799
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,136
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	514
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	819
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	544
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	763
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	1,011
	University System of Maryland College & University Revenue	4.000%	4/1/24	6,000	6,194
	University System of Maryland College & University Revenue	5.000%	4/1/24	4,390	4,614
	University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	8,348
	University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	12,445
	University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,384
	University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,609
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,859
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,206
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,361
	Washington County MD GO	5.000%	7/1/22	125	126
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	3,875	3,887
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	10,565	11,623
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/31	8,185	8,359
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/31	5,190	5,450
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/32	8,515	8,674
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	14,921
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,481
	Wicomico County MD GO	5.000%	11/1/23	150	156
					1,478,977
Massachusetts (2.2%)
	Barnstable MA GO	4.000%	2/15/23	150	153
[3,6]	Billerica MA GO TOB VRDO	0.400%	5/2/22	1,885	1,885
	Boston MA GO	5.000%	4/1/23	1,425	1,465
	Boston MA GO	5.000%	3/1/38	5,475	6,180
	Brookline MA GO	4.000%	2/15/26	1,000	1,056
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	1,004
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,009
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/22	10,030	10,075
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	310	311

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	20,110	21,210
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN, Prere.	5.000%	6/15/22	300	301
	Commonwealth of Massachusetts GO	5.000%	7/1/22	125	126
	Commonwealth of Massachusetts GO	5.000%	8/1/22	14,000	14,128
[10]	Commonwealth of Massachusetts GO	5.500%	12/1/23	5,075	5,337
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	3,933
	Commonwealth of Massachusetts GO	5.000%	7/1/24	9,715	10,257
	Commonwealth of Massachusetts GO	5.000%	8/1/24	55,070	58,248
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	21,828
	Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	11,026
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	45,774
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	12,862
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	22,944
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	33,374
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,572
	Commonwealth of Massachusetts GO	5.000%	5/1/29	6,000	6,148
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	11,183
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,763
	Commonwealth of Massachusetts GO	5.000%	9/1/29	10,000	11,485
	Commonwealth of Massachusetts GO	5.000%	7/1/30	12,000	12,852
[10]	Commonwealth of Massachusetts GO	5.500%	8/1/30	19,655	23,301
	Commonwealth of Massachusetts GO	4.000%	11/1/30	25,000	25,208
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	27,836
	Commonwealth of Massachusetts GO	5.000%	5/1/31	30,000	30,706
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	13,100
	Commonwealth of Massachusetts GO	5.000%	9/1/31	15,010	17,643
	Commonwealth of Massachusetts GO	5.000%	9/1/32	9,430	11,163
	Commonwealth of Massachusetts GO	5.000%	7/1/33	4,815	5,519
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	22,698
	Commonwealth of Massachusetts GO	5.000%	7/1/34	2,590	2,960
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,863
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,244
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	26,142
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	7,077
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,622
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	5,306
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	11,141
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	22,022
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,409
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,219
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,682
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,938
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,251
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	6,230
	Commonwealth of Massachusetts GO Class B	5.000%	1/1/27	7,725	8,542
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	250	253
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	220	223
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	210	212
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	32,616
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	12,525
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/22	95	95
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/34	7,500	7,720
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,693
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	10,167
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	660
	Fall River MA GO	4.000%	7/15/22	175	176
	Fall River MA GO	4.000%	12/1/22	120	122
	Franklin MA GO	5.000%	8/15/22	125	126
	Marblehead MA GO	2.000%	7/15/41	1,255	877
	Marshfield MA GO	5.000%	11/1/22	135	137
	Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/22	185	186
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	25,035	27,493
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,200	5,991
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	38,532
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	12,770	13,261
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	3,018
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	8,750	9,076
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	4,031
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,501

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,401
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	10,890	11,274
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,500
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,515
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	3,955	4,071
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,472
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,650
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,750	6,909
	Massachusetts Bay Transportation Authority Special Assessment	5.000%	7/1/27	10,065	11,033
	Massachusetts Bay Transportation Authority Special Assessment, Prere.	5.000%	7/1/26	935	1,023
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,252
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	6,580	6,818
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	7,780	8,238
	Massachusetts Clean Water Trust Miscellaneous Revenue, Prere.	5.000%	8/1/22	285	287
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/22	590	595
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,285	1,373
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	7,030	7,338
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,320	3,461
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	125	126
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	989
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	731
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	847
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,448
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	10,000	11,461
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,368
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,582
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,150
[5]	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	40,580	49,179
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,376
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,296
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	10,000	11,897
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	100	101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,265
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,372
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,946
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,087
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	528
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	5,605
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,383
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,908
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,415
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	373
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,632
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,640
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	195
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	703
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	593
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	225
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	740
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	733
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,495
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	739
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	4,032
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,821
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	347
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	853
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	18,339
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	530
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,812
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,498
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	362
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	639
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,220

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,733
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,749
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	328
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	665
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,999
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,374
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,599
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,442
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	6,199
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,431
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	286
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,500	2,732
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	295
[2,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.040%	1/29/26	3,500	3,494
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	130	131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	140	145
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	4,620	4,834
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,303
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,441
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,549
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,039
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	1,897
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	5,074
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	4,950	5,792
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,560	3,520
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,142
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	3,664
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,190
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,538
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,614
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,311
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,261
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,144
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,810
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	8,345	8,395
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,020	1,026
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	435	438
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	16,475	16,604
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	9,140	9,882
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	7,337
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	9,724
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	9,765	10,468
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	13,100	13,435
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	40,943
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	22,088
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	10,438
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	8,000	8,168
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	59,659
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	11,536
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	11/15/22	150	153
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,300	2,324
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	37,750	38,143
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	10,550	10,660
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,265	4,309
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,110	1,121
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	210	212
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	190	192
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,410	5,466
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,810	4,860
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	6,595
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	7,842
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	9,500	9,950
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	11,000	11,522

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,700	2,828
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,398
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,319
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	10,629
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	15,304
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/33	3,490	3,652
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,661
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,872
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,003
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	832
	Massachusetts State College Building Authority College & University Revenue, ETM	5.000%	5/1/22	110	110
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,440	1,440
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	685	685
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,030	1,030
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,465	1,465
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	4,135	4,135
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	5,010	5,010
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	125	125
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	6,124
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	13,605	13,831
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/22	190	192
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	6,175
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	9,924
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	6,800	7,479
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	11,875	13,061
	Natick MA GO	4.000%	11/1/22	150	152
	Natick MA GO	4.000%	7/15/36	5,130	5,323
	Plymouth MA GO	4.000%	5/1/22	75	75
	Quincy MA GO	5.000%	6/1/22	615	617
	Somerville MA GO	5.000%	6/1/22	165	165
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	105	109
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	2,500	2,864
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,735
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	500	571
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,231
	Westwood MA GO	3.000%	6/1/22	100	100
					1,687,407
Michigan (3.1%)
[14]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,161
[14]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,623
[14]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,324
	Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,017
	Birmingham MI City School District GO	4.000%	5/1/25	1,490	1,514
[5]	Bloomfield Hills School District GO	5.000%	5/1/30	700	773
[5]	Bloomfield Hills School District GO	5.000%	5/1/31	750	835
[5]	Bloomfield Hills School District GO	5.000%	5/1/32	675	756
[14]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	4,509
[14]	Chippewa Valley Schools GO	5.000%	5/1/25	755	812
[14]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,082
[14]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,962
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,235
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,162
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,225
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	800	860
[14]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,768
[14]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,922
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,755	3,908
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,700	3,851
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,635	3,783
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	4,000	4,163
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,165	3,294
[4,14]	Detroit City School District GO	5.250%	5/1/27	1,210	1,349
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	2,894
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	5,880
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,654
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	2,921
	Detroit MI Sewage Disposal System Sewer Revenue	5.000%	7/1/23	7,000	7,043
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.000%	7/1/22	14,000	14,085
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	120	121

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/22	1,000	1,014
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,226
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,118
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,130
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,592
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,460
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,790
[14]	Dundee Community Schools GO	5.000%	5/1/22	1,200	1,200
[14]	East Lansing School District GO	5.000%	5/1/28	695	775
[14]	East Lansing School District GO	5.000%	5/1/29	500	556
[14]	East Lansing School District GO	5.000%	5/1/30	615	682
[14]	East Lansing School District GO	5.000%	5/1/31	1,955	2,163
[14]	East Lansing School District GO	5.000%	5/1/33	755	834
[14]	East Lansing School District GO	5.000%	5/1/34	1,540	1,698
[14]	East Lansing School District GO	5.000%	5/1/36	1,125	1,237
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,634
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,371
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,094
[14]	Eaton Rapids Public Schools GO	5.000%	5/1/22	1,785	1,785
[4]	Farmington Public School District GO	5.000%	5/1/22	1,900	1,900
[4]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,381
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,891
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,317
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	10,193
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	25,551
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	31,483
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,840
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,985
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,577
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,638
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,894
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,104
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	18,423
[4]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,912
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	37,547
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	69,658
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	11,139
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,902
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	340
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	992
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,503
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	360	394
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,066
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	15,340
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	7,181
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	388
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	15,669
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	561
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,209
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,977
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,258
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	10,031
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,325
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,337
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	943
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,836
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	845
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,543
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,338
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,046
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,614
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,168
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	562
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,696
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	842
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,784
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,120
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,865
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,118

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,956
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	2,048
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,140	2,406
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,833
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,509
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,451
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,115
[14]	Holt Public Schools GO	5.000%	5/1/30	2,640	3,012
[14]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,501
[14]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,075
[14]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,235
[14]	Hudsonville Public Schools GO	4.000%	5/1/35	560	571
[14]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,101
[14]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,198
[14]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,100
[14]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,475
[14]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,116
[14]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,067
[14]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,301
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,521
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,805
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,864
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,945
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	400	389
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	2,061
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,973
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/26	10	11
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/26	30	33
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	1,025	1,041
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,230
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,382
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,077
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,244
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,561
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,827
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,132
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,960
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,142
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,221
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,371
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,566
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	9,116
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,266
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,422
[14]	Lake Orion Community School District GO	4.000%	5/1/30	575	617
[14]	Lake Orion Community School District GO	4.000%	5/1/31	400	430
[14]	Lake Orion Community School District GO	4.000%	5/1/32	500	540
[14]	Lake Orion Community School District GO	4.000%	5/1/33	600	634
[14]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,321
[14]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,726
[14]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,855
[14]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,306
[14]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,548
[14]	Lake Orion Community School District GO	4.000%	5/1/38	800	836
[14]	Lake Orion Community School District GO	4.000%	5/1/39	1,090	1,136
[14]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,145
[4,14]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,382
	Macomb Interceptor Drain Drainage District	5.000%	5/1/27	1,610	1,790
	Macomb Interceptor Drain Drainage District	5.000%	5/1/28	1,430	1,594
	Macomb Interceptor Drain Drainage District	5.000%	5/1/29	1,645	1,830
	Macomb Interceptor Drain Drainage District	5.000%	5/1/30	2,540	2,818
	Macomb Interceptor Drain Drainage District	5.000%	5/1/31	2,030	2,246
	Macomb Interceptor Drain Drainage District	5.000%	5/1/33	2,215	2,440
	Macomb Interceptor Drain Drainage District	5.000%	5/1/34	1,835	2,021
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,246
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,099
[14]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,494
[14]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,266
[14]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,560

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	8,526
Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,480
Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	9,464
Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,722
Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,105	5,231
Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	13,974
Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	5,015
Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	751
Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	684
Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	286
Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	767
Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	805
Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,263
Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,116
Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,325
Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,030
Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,080
Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,091
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,128
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,422
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,535
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,655
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,085
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	458
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	469
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	916
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	955
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	993
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,002
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	400
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	564
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	635
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	653
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	635
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,059
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	840	853
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,064
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	7,000	7,372
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	465	472
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,383
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,532
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	5,042
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,795
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,154
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,190	1,209
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	3,988
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	3,860
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,959
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,068
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	406
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,372
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,384
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,397
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	928
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,063
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,291
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,447
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,623
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,066
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,650	6,979
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,614
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	1,778
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,915
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,081
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,326
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,650	1,814
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,589
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	10,400	11,706
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,747

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	11,020	11,557
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,115
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	13,582
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,825
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,676
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	13,041
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	16,645	17,430
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,969
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,770
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	6,400	7,248
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,411
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,567
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,440
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,622
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	4,250	4,725
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,524
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	10,061
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,612
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,395	6,059
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	8,188
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,395
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,323
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,752
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	9,096
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,957
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	11,484
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	9,256
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	13,418
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	9,007
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	3,520	3,788
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,421
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,301
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,000	13,344
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	1.290%	12/1/24	39,500	39,940
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	12/1/25	13,000	13,231
[3,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	6,060	6,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	12,500	12,537
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	10,715	10,747
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,425
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,155
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,259
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,259
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	2,000	2,024
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,084
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,498
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,574
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,604
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,526
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,633
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	5,668
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,368
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,433
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,541
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,471
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,494
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,154
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,383
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,127
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,235
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,220
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,622
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	2,091
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,715
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,293
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,515	2,819
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,362

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	24,000	24,136
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	1,210	1,217
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	19,587
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	15,919
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	1,933
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,118
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	12,235	12,930
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	10,000	10,555
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	7,403
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	21,065
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,612
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,449
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,071
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,325
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,726
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,320
[4]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,728
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	700	701
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	695
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	532
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,489
	Michigan Finance Authority Tobacco Settlement Funded Revenue	1.250%	6/1/30	450	415
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,906
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,617
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	3,274
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,379
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	2,800
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,255
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,630	2,649
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	5,385
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	1,756
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	5,245	5,765
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,924
	Michigan Finance Authority Water Revenue	5.000%	10/1/31	3,265	3,670
	Michigan Finance Authority Water Revenue	4.000%	10/1/32	3,535	3,705
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	6,189
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,820
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	5,000	5,284
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	17,221
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	15,636
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	744
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	10,415
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,652
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	7,807
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,061
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	900
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,080
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,176
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,427
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,428
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,900	1,927
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	325	330
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	5,106
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/22	2,600	2,641
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,721
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,460
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	11,037
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	5,877
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	7,063
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,781
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	28,727
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	9,625	9,994
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	15,544
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,810
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	11,192
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	26,012
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	5,005
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,875
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,289

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	14,365
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	7,130
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	715
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	495	536
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,288
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,261
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,362
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,000	2,008
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,756
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,600	2,610
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,521
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,550
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,047
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,333
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	19,571
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,483
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	17,903
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/27	165	185
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	4,465	4,491
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	4,370	4,391
	Michigan State University College & University Revenue	5.000%	8/15/23	1,000	1,037
	Michigan State University College & University Revenue	4.000%	2/15/27	5,400	5,704
	Michigan State University College & University Revenue	5.000%	2/15/29	1,215	1,374
	Michigan State University College & University Revenue	5.000%	2/15/30	900	1,010
	Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,622
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,541
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,163
	Michigan State University College & University Revenue	5.000%	2/15/34	2,320	2,583
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,446
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,066
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,765
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,008
	Michigan State University College & University Revenue	4.000%	2/15/39	5,140	5,172
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,375
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,282
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,796
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,307
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,118
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,773
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,304
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,128
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,590
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,328
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,469
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	9,205	10,619
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	11,000	11,504
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	37,889
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	13,000	13,586
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	29,528
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	24,840	25,910
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	41,390	42,935
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	33,880	35,270
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	22,000	22,823
[14]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,166
[14]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,232
[14]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,309
[14]	Milan Area Schools GO	5.000%	5/1/30	1,210	1,364
[14]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,865
[14]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,160
[9]	Monroe County Economic Development Corp. Electric Power & Light Revenue	6.950%	9/1/22	27,150	27,630
	Oakland University College & University Revenue	5.000%	3/1/24	540	563
	Oakland University College & University Revenue	5.000%	3/1/25	540	574
	Oakland University College & University Revenue	5.000%	3/1/26	500	540
	Oakland University College & University Revenue	5.000%	3/1/27	785	846
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,345
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,863
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,518
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,361
[5]	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,414

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,898
[5]	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,389
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	4,003
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,356
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,162
[5]	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,617
[5]	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,615
[5]	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,694
[5]	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,798
[5]	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,431
[5]	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,597
[5]	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,777
[14]	Plymouth-Canton Community School District GO	5.000%	5/1/22	125	125
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,328
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,523
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,306
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,869
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,404
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,662
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,976
	Rochester Community School District GO	3.000%	5/1/33	2,090	1,951
[14]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,170
[14]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,677
[14]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,400
[14]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,463
[14]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,542
[14]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,080
[14]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,287
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,540	2,570
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,180	2,261
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,245	2,341
[14]	Saginaw City School District GO	4.000%	5/1/36	700	704
[14]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,250
[14]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,123
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,391
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,146
[4]	Saginaw MI Water Supply System Water Revenue	4.000%	7/1/22	130	131
	Southfield MI GO	3.000%	5/1/33	2,630	2,449
	University of Michigan College & University Revenue	5.000%	4/1/27	4,030	4,495
	University of Michigan College & University Revenue	5.000%	4/1/27	5,090	5,677
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,242
	University of Michigan College & University Revenue	5.000%	4/1/32	2,145	2,439
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,220
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,911
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,730
[14]	Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,466
[14]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,462
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,694
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,588
[14]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,572
[14]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,911
[14]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,597
[14]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,565
[14]	Waverly Community Schools GO	5.000%	5/1/24	1,905	1,990
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,646
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,890
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,728
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	5,739
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	926
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,654
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	6,020
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	738
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,900
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,050
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,632
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	723
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	6,626
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	907
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	861

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,454
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,469
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	827
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	420	458
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,357
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,126
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	451
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	440
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,848
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	494
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,618
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,775
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	846
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,127
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	699
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,656
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	698
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,464
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	974
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	660
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,738
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,570
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,828
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,881
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	229
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	458
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	254
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	462
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	250	289
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	500	578
[4]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	231
[4]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	679
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	287
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	690
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	300	344
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	689
[4]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	229
[4]	Western Michigan University College & University Revenue	5.000%	11/15/36	700	802
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	457
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	686
[4]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	285
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	461
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	228
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	568
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	256
[4]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	454
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,138
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,183
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,240
					2,345,474
Minnesota (0.8%)
	Cambridge-Isanti Independent School District No. 911 GO	3.000%	2/1/23	100	101
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	272
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	546
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	548
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,322
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,090	1,944
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,646
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,606
	Hennepin County MN GO	5.000%	12/1/28	1,945	2,144
	Hennepin County MN GO	5.000%	12/15/30	5,020	5,693
	Hennepin County MN GO	5.000%	12/15/33	9,280	10,482
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,066
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,463
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,539
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	11,281
	Metropolitan Council GAN GO	5.000%	12/1/29	30,000	34,739
	Metropolitan Council GO	4.000%	3/1/26	2,950	3,076
	Minneapolis MN GO	4.000%	6/1/22	370	371

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minneapolis MN GO	4.000%	12/1/25	2,325	2,446
Minneapolis MN GO	3.000%	12/1/32	4,135	4,035
Minneapolis Special School District No. 1 COP	5.000%	2/1/23	7,550	7,729
Minneapolis Special School District No. 1 COP	5.000%	2/1/24	8,215	8,396
Minneapolis Special School District No. 1 COP	5.000%	2/1/25	5,050	5,154
Minneapolis Special School District No. 1 COP	5.000%	2/1/26	7,000	7,146
Minneapolis Special School District No. 1 COP	5.000%	2/1/27	10,085	10,295
Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	10,808
Minneapolis Special School District No. 1 GO	5.000%	2/1/27	1,750	1,944
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,147
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,839
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	749
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,421
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,910
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	643
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,590
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,816
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	752
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,632
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	604
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,312
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	690
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	705
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	986
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	945
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,014
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	1,013
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,384
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,552
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,572
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/32	3,670	3,848
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,789
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,197
Minnesota Appropriations Revenue	5.000%	3/1/24	7,565	7,584
Minnesota Appropriations Revenue	5.000%	3/1/25	10,860	10,890
Minnesota GO	5.000%	8/1/22	20,500	20,684
Minnesota GO	5.000%	8/1/22	170	171
Minnesota GO	5.000%	8/1/22	100	101
Minnesota GO	5.000%	8/1/23	5,350	5,549
Minnesota GO	5.000%	8/1/24	12,355	13,085
Minnesota GO	5.000%	8/1/24	15,500	16,415
Minnesota GO	5.000%	10/1/25	17,320	18,800
Minnesota GO	5.000%	8/1/26	4,340	4,586
Minnesota GO	5.000%	8/1/26	35,060	37,820
Minnesota GO	5.000%	8/1/27	4,000	4,311
Minnesota GO	4.000%	8/1/31	1,000	1,076
Minnesota GO	5.000%	10/1/32	10,000	11,097
Minnesota GO	5.000%	8/1/33	12,280	13,434
Minnesota GO	5.000%	8/1/34	10,000	10,935
Minnesota GO	5.000%	8/1/35	9,535	10,419
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,075
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,122
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	222
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,176
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	640
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,236
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	474
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,288
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,346
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,416
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,480
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	724
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,555
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	334
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	722
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,380
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,315
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,511
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,652

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,340
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,858
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,427
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	200	186
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	140
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	170
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	233
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	190	173
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	172
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	236
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	785	711
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	18,014	17,645
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,565	5,499
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	23,520	24,279
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT, SOFR + 1.000%	1.188%	12/1/27	17,000	16,814
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/22	1,350	1,366
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/23	1,105	1,129
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/24	1,500	1,543
	Minnesota Municipal Gas Agency Natural Gas Revenue Class A	4.000%	12/1/25	2,000	2,070
	Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,359
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,498
	Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	1,906
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,397
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	10,072
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,326
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,569
	St. Cloud MN Health, Hospital, Nursing Home Revenue (CentraCare Health System Obligated Group)	5.000%	5/1/26	1,000	1,084
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	882
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	852
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	1,957
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,198
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,251
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,505
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,503
	University of Minnesota College & University Revenue	5.000%	10/1/23	2,945	3,065
	University of Minnesota College & University Revenue Class A	4.000%	8/1/24	1,000	1,034
	University of Minnesota College & University Revenue Class A	5.000%	8/1/25	1,310	1,409
	University of Minnesota College & University Revenue Class A	5.000%	8/1/26	1,815	1,989
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,218
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	3,898
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,883
	West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,032
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,141
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,838
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	130	136
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	6,717
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/31	8,185	8,139
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	8,374
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	10,345	10,123
					601,873
Mississippi (0.4%)
	DeSoto County MS GO	5.000%	11/1/27	1,585	1,775
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,891
	Lowndes County MS Resource Recovery Revenue PUT	2.650%	4/1/27	11,095	10,736
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,574
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,845
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	4,952
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.320%	5/2/22	13,550	13,550
	Mississippi Development Bank Appropriations Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,635
	Mississippi Development Bank Appropriations Revenue, Prere.	5.000%	1/1/23	100	102
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,581
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,277
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	5,812
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,544
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,127
	Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/28	775	856
	Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,173
	Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,226
	Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,124

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,686
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/33	1,710	1,922
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/34	870	978
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/35	1,380	1,551
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,123
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/37	665	746
Mississippi Development Bank Miscellaneous Tax Revenue	4.000%	10/15/38	3,540	3,571
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	6,475
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	8,679
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,547
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,681
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,532
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,280
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,150
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,549
Mississippi GO	5.000%	10/1/29	15,080	16,813
Mississippi GO	4.000%	12/1/32	10	10
Mississippi GO	4.000%	10/1/37	4,085	4,196
Mississippi GO	4.000%	10/1/38	2,000	2,052
Mississippi GO	4.000%	10/1/39	6,000	6,147
Mississippi GO	4.000%	10/1/40	5,000	5,115
Mississippi GO, Prere.	5.000%	12/1/23	11,250	11,738
Mississippi GO, Prere.	5.000%	10/1/25	5,825	6,315
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,381
Mississippi GO, Prere.	5.000%	11/1/26	2,750	3,038
Mississippi GO, Prere.	5.000%	11/1/26	3,635	4,016
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,419
Mississippi GO, Prere.	5.000%	10/1/27	6,250	6,993
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,119
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	888
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	887
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	825
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	824
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,105
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,305
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	3,847
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,513
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,280
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,481
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	1,949
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	1,939
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	1,766
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,306
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,724
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,765
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	6,158
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	6,048
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	5,890
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	11,697
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	12,364
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	904
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,064
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,128
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,625
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	2,144
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,641
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,584
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,784
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,288
				272,325

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri (1.1%)
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/25	1,000	985
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/26	750	732
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,114
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,000	1,003
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,069
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,850	1,855
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,491
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	890
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	5,204
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	920
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	5,485
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	792
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,805
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	6,995	7,015
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,910	6,648
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	6,165	6,906
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,718
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,645
	Cass County Reorganized School District No. R-2 GO	4.000%	3/1/32	4,940	5,349
	Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,509
	Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,438
	Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,794
	Columbia MO Water & Electric System Electric Power & Light Revenue	5.000%	10/1/24	1,385	1,465
[4]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/31	3,000	2,888
	Curators of the University of Missouri College & University Revenue, ETM	5.000%	11/1/22	350	356
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	715	722
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	8,688
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,330
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	13,549
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	14,497
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	15,335
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	7,190
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	2,045
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,803
	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/34	700	664
	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/35	300	283
	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/37	600	555
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,481
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,072
	Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,300	1,483
	Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,645	1,866
	Kansas City MO Appropriations Revenue	5.000%	9/1/38	1,655	1,854
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,678
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,059
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,888
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,268
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,228
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/30	1,615	1,805
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,791
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,685
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,247
	Kansas MO Appropriations Revenue	5.000%	4/1/29	1,000	1,117
	Kansas MO Appropriations Revenue	5.000%	4/1/30	1,000	1,125
	Kansas MO Appropriations Revenue	5.000%	4/1/31	800	906
	Kansas MO Appropriations Revenue	5.000%	4/1/32	670	766
	Kansas MO Appropriations Revenue	5.000%	4/1/33	1,000	1,141
	Kansas MO Appropriations Revenue	5.000%	4/1/35	1,115	1,268
	Kansas MO Appropriations Revenue	5.000%	4/1/36	1,000	1,136
	Kansas MO Appropriations Revenue	5.000%	4/1/37	2,000	2,269
	Kansas MO Appropriations Revenue	5.000%	4/1/38	3,355	3,785
	Kansas MO Appropriations Revenue	5.000%	4/1/39	2,150	2,413
	Kansas MO Appropriations Revenue	5.000%	4/1/40	1,250	1,395
	Kansas MO Appropriations Revenue	5.000%	4/1/41	2,025	2,253
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	6,243
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,534
	Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	5,133
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,411
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	1,265	1,384

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,562
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,236
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,121
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	5,150
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,181
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,651
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,299
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,736
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,750	1,750
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	160	160
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	100	100
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	3,690	3,698
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	3,320	3,327
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,015	3,174
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	4,565	4,806
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,500	3,685
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	4,000	4,211
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,000	3,158
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	7,015	7,385
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	990	1,036
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,150	1,216
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,146
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,121
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	877
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	2,016
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,052
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,000	1,109
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,037
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,206
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	735
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,250
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,239
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	533
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,339
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	780
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,512
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,406
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,579
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	520
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,355
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,674
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,660
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	571
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	3,530	3,541
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,255
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,836
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	35,914
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	551
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,530
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	1,889
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,349
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	495
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	4,896
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,788
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,792
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	7,212
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	521
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,200	2,210
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,485
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,361
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	853
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,748
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	596
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,900	1,891
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	2,048
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	2,200
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,906
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (SSM Health Care Obligated Group)	5.000%	6/1/32	2,360	2,691

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	52,700	54,748
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	60,951	67,042
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	10,818
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	5,440	5,440
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	16,550	17,434
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	880	924
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,790	1,780
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	2,925	3,052
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	4,841
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,472
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,375
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,268
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	6,789
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	10,504
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,454
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	7,300
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	10,720
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	3,755	4,014
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	11,185
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,445
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,210
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,167
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	2,048
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,432
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,448
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,718
	Missouri State Board of Public Buildings Appropriations Revenue	3.250%	10/1/22	8,190	8,251
	Missouri State Board of Public Buildings Appropriations Revenue	3.000%	10/1/25	10,660	10,792
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/22	50	50
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/24	2,185	2,283
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,190
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	6,345
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,212
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/34	4,655	4,844
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	10,405
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	4,927
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	7,500	7,608
	Springfield School District No. R-12 GO	4.000%	3/1/35	4,500	4,752
[4]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,513
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	5,868
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Friendship Village St Louis Obligated Group) Class A	5.000%	9/1/38	5,000	5,108
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,656
[9]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,190
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,771
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,475
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	2,964
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,467
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	3,795	3,671
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,168
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,004
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,064
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/22	3,405	3,392
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	3,285	3,178
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	2,735	2,555
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	2,080	1,875
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,000	869
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	3,475	2,905
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	3,100	2,488
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	2,320	1,787
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	3,105	2,290
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/22	3,940	3,925
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/24	3,160	2,952
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/27	4,020	3,361
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/28	3,585	2,877
[6,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/30	3,590	2,648
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,687
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,407
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	5,053

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	1,973
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,086
	University of Missouri College & University Revenue	4.000%	11/1/31	6,415	6,586
					841,438
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	19,892
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,799
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	548
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,736
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	393
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	5,586
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,879
[5]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	688
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,637
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,198
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	539
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,178
[5]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,160
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	8,392
[5]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,700
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,065
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	443
[5]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,310
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,113
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	639
[5]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,901
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,045
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	464
[5]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	651
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,702
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	731
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,263
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,373
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,251
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,719
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	825
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,426
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	847
					88,093
Multiple States (0.5%)
[3,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,265	13,621
[6,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	32,545	29,630
[6,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,265	12,750
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	12,862	12,666
[6,15]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	47,870	44,069
[3,6,15]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	49,050	44,748
[3,6,15]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	31,835	28,857
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	16,000	16,000
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	35,000	35,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.640%	5/2/22	42,400	42,400
[3,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.530%	5/5/22	99,700	99,700
					379,441
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,634
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	9,770	9,866
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,242
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,441
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	5,475
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	5,494
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,428
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,429
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,686
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	700	777
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	13,420	14,699
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	96,088
[3]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	118,495	121,069
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/29	1,405	1,602
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	3,105

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/31	1,085	1,261
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	555
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	671
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	507
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	309
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	670
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	428
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	528
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,205
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	571
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	300
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	1,987
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,475
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,147
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,241
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,890
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,332
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	2,016
Elkhorn School District GO	5.000%	12/15/31	330	379
Elkhorn School District GO	4.000%	12/15/32	325	346
Elkhorn School District GO	4.000%	12/15/33	375	399
Elkhorn School District GO	4.000%	12/15/34	350	372
Elkhorn School District GO	4.000%	12/15/35	350	371
Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,010	1,021
Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,990	2,013
Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,000	1,012
Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	350	354
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,883
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,620	1,654
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	700	807
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,200	1,383
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,000	1,166
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,025	1,195
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,000	1,160
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,000	1,160
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	3,679
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,418
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	3,793
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,615
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	3,907
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	2,731
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	4,009
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	10,673
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,511
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,450
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,781
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,101
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	6,063
Omaha NE GO, Prere.	3.625%	11/15/22	265	268
Omaha NE Sewer Revenue	4.000%	4/1/33	500	533
Omaha NE Sewer Revenue	4.000%	4/1/34	650	692
Omaha NE Sewer Revenue	4.000%	4/1/35	500	532
Omaha NE Sewer Revenue Sewer Revenue, Prere.	5.000%	11/15/22	150	153
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,607
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	1,325	1,348
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,610
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	8,008
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,869
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	2,000	2,066
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,285
Omaha School District GO	5.000%	12/15/27	2,000	2,241
Papio-Missouri River Natural Resource District GO, Prere.	4.000%	6/15/22	250	251
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,688
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,330
Sarpy County NE GO	5.000%	6/1/25	2,300	2,473
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,958
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,089
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,755
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,679

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,257
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,211
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,450
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	4,015	4,039
	University of Nebraska College & University Revenue, Prere.	5.000%	7/1/22	1,645	1,655
					444,581
Nevada (1.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,050
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	3,500	3,539
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	9,539
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	21,692
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	19,311
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,623
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,893
	Clark County NV Electric Power & Light Revenue	2.100%	6/1/31	19,000	16,422
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,718
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,632
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,427
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/30	12,275	14,113
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,237
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	11,413
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	7,247
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	6,066
	Clark County NV GO	5.000%	6/1/26	2,020	2,211
	Clark County NV GO	5.000%	7/1/26	2,475	2,662
	Clark County NV GO	5.000%	6/1/27	2,625	2,922
	Clark County NV GO	5.000%	11/1/30	6,375	7,212
	Clark County NV GO	4.000%	6/1/31	17,000	17,891
	Clark County NV GO	4.000%	11/1/31	5,950	6,240
	Clark County NV GO	5.000%	11/1/31	6,545	7,387
	Clark County NV GO	5.000%	11/1/31	1,645	1,754
	Clark County NV GO	4.000%	6/1/32	12,000	12,617
	Clark County NV GO	4.000%	11/1/32	1,015	1,064
	Clark County NV GO	5.000%	11/1/32	6,730	7,560
	Clark County NV GO	5.000%	7/1/33	16,290	16,610
	Clark County NV GO	4.000%	12/1/36	20,440	21,448
	Clark County NV GO	4.000%	12/1/37	18,825	19,688
	Clark County NV GO	4.000%	12/1/38	21,055	21,989
	Clark County NV GO	4.000%	7/1/39	21,115	21,704
	Clark County NV GO, Prere.	5.000%	11/1/23	250	260
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/30	1,500	1,683
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	13,296
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,902
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	8,335
	Clark County School District GO	5.000%	6/15/25	20,000	21,394
[4]	Clark County School District GO	5.000%	6/15/27	8,975	9,907
[4]	Clark County School District GO	5.000%	6/15/28	9,530	10,506
[4]	Clark County School District GO	5.000%	6/15/28	1,280	1,431
	Clark County School District GO	5.000%	6/15/28	8,620	9,611
[4]	Clark County School District GO	5.000%	6/15/29	1,250	1,410
[4]	Clark County School District GO	4.000%	6/15/30	10,505	11,032
[4]	Clark County School District GO	5.000%	6/15/30	1,070	1,220
	Clark County School District GO	5.000%	6/15/30	6,595	7,492
[4]	Clark County School District GO	4.000%	6/15/31	10,930	11,431
[4]	Clark County School District GO	5.000%	6/15/31	1,000	1,135
[4]	Clark County School District GO	4.000%	6/15/32	11,465	12,031
	Clark County School District GO	4.000%	6/15/32	8,845	9,280
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,756
[1]	Clark County School District GO	3.000%	6/15/33	6,575	6,260
[4]	Clark County School District GO	4.000%	6/15/33	10,000	10,425
[4]	Clark County School District GO	4.000%	6/15/33	11,920	12,446
[1]	Clark County School District GO	3.000%	6/15/34	10,920	10,335
[4]	Clark County School District GO	4.000%	6/15/34	12,400	12,931
	Clark County School District GO	4.000%	6/15/34	5,000	5,157
[4]	Clark County School District GO	5.000%	6/15/34	1,000	1,127
	Clark County School District GO	4.000%	6/15/35	14,910	15,368
	Clark County School District GO	4.000%	6/15/35	10,375	10,694
[4]	Clark County School District GO	5.000%	6/15/35	1,350	1,521
[4]	Clark County School District GO	4.000%	6/15/36	1,250	1,302

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Clark County School District GO	3.000%	6/15/37	4,000	3,614
	Clark County School District GO	3.000%	6/15/37	8,730	7,828
[4]	Clark County School District GO	4.000%	6/15/37	1,250	1,301
	Clark County School District GO	3.000%	6/15/38	11,595	10,311
[4]	Clark County School District GO	4.000%	6/15/38	1,000	1,039
[1]	Clark County School District GO	3.000%	6/15/39	3,540	3,147
	Clark County School District GO	3.000%	6/15/39	9,395	8,285
[4]	Clark County School District GO	4.000%	6/15/39	1,000	1,037
	Clark County School District GO	3.000%	6/15/40	11,760	10,287
	Clark County School District GO	3.000%	6/15/41	10,760	9,339
	Clark County Water Reclamation District GO	3.000%	7/1/31	7,860	7,834
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,159
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,080
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,058
	Henderson NV GO, Prere.	5.000%	6/1/23	1,295	1,336
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,593
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,220
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,388
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	612
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	1,019
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,966
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	832
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	763
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,798
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	523
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	626
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	756
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	324
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	521
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	521
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	417
	Las Vegas NV GO	5.000%	9/1/24	5,690	6,023
	Las Vegas NV GO	5.000%	9/1/25	6,070	6,549
	Las Vegas NV GO	5.000%	9/1/27	5,225	5,676
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,817
	Las Vegas NV GO	4.000%	6/1/31	4,795	5,010
	Las Vegas NV GO	4.000%	6/1/32	4,990	5,210
	Las Vegas NV GO	3.000%	6/1/33	2,190	2,140
	Las Vegas NV Special Improvement District No. 816	2.500%	6/1/28	255	233
	Las Vegas NV Special Improvement District No. 816	2.625%	6/1/30	300	265
	Las Vegas NV Special Improvement District No. 816	2.750%	6/1/31	225	197
	Las Vegas NV Special Improvement District No. 816	2.750%	6/1/33	525	446
	Las Vegas NV Special Improvement District No. 816	2.750%	6/1/36	835	678
	Las Vegas Valley Water District GO	5.000%	6/1/24	2,745	2,890
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,360	2,537
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,050	2,204
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,275
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,436
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,500	4,513
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,010	2,125
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,829
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,000	4,339
	Las Vegas Valley Water District GO	3.000%	6/1/32	11,965	11,743
	Las Vegas Valley Water District GO	5.000%	6/1/32	6,040	6,058
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,050	2,056
	Las Vegas Valley Water District GO	5.000%	6/1/32	3,295	3,570
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	12,721
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,487
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,487
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	22,033
	Las Vegas Valley Water District GO	5.000%	6/1/39	43,150	48,410
	Las Vegas Valley Water District GO	4.000%	6/1/42	5,000	5,129
	Nevada GO	5.000%	11/1/25	36,340	39,012
	Nevada GO	5.000%	5/1/30	6,240	7,200
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	29,495
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	27,529
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	539
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	538
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	489

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	535
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	657
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	534
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	533
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	703
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,486
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,592
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	4,028
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	5,092
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	8,425
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	1,950
	Washoe County School District GO	5.000%	4/1/26	2,030	2,212
					949,728
New Hampshire (0.3%)
	Dover NH GO	4.000%	6/15/22	200	201
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,012
[5]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	8,962
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	12,996
[5]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,766
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	834
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	561
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	280	282
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	580	581
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	810
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	635
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	690
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	1,022
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,335
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,396
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,581
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	507
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	50,885	52,457
	New Hampshire GO	5.000%	12/1/25	4,405	4,798
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	3,019
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,140
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	7,380
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	20,739
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	48,290	48,045
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	2,140	2,170
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,070	1,085
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,360	1,379
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	511
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	437
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	710
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	674
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	747
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,577
					197,039
New Jersey (3.6%)
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,305
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	5,111
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,258
	Bridgewater Township NJ BAN GO	1.000%	8/2/22	3,500	3,497
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,700	10,724
	Camden County NJ BAN GO	2.000%	10/17/22	3,491	3,497
[10]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	3,900	3,909
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,047
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,309
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	2,902
[4]	Clifton Board Of Education GO	2.000%	8/15/27	1,920	1,805
[4]	Clifton Board Of Education GO	2.000%	8/15/28	2,975	2,735
[4]	Clifton Board Of Education GO	2.000%	8/15/31	6,500	5,570
[4]	Clifton Board Of Education GO	2.000%	8/15/32	6,750	5,654
[4]	Clifton Board Of Education GO	2.000%	8/15/33	6,750	5,487
[4]	Clifton Board Of Education GO	2.000%	8/15/34	5,500	4,367
[9]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	10,492
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	3,812
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	3,993

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex County NJ GO	2.000%	9/1/39	3,750	2,684
	Essex County NJ GO	2.000%	9/1/40	3,750	2,622
	Essex County NJ GO	2.000%	9/1/41	3,750	2,583
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,070	7,047
	Hoboken NJ GO	1.500%	9/15/22	4,540	4,537
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/29	1,385	1,585
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/30	1,000	1,158
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/32	2,040	2,163
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,460	2,309
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	5,980	5,541
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	4,020	3,675
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	8,000	7,218
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	9,955	8,910
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	5,590	4,923
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	3,000	3,040
	Hudson County NJ GO	3.000%	11/15/29	8,990	9,038
	Hudson County NJ GO	3.000%	11/15/30	10,000	9,953
	Hudson County NJ GO	2.000%	11/15/34	5,000	3,916
	Hudson County NJ GO	2.125%	11/15/36	7,500	5,742
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,728
[1]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,182
[1]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,244
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,811
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,752
[4]	Maple Shade Township School District GO	3.000%	7/15/32	1,855	1,787
[4]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,759
	Monmouth County Improvement Authority Indirect Ad Valorem Property Revenue	5.000%	1/15/23	125	128
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/22	780	795
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/23	600	611
	Monmouth County Improvement Authority Lease Revenue	5.000%	10/1/23	115	120
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/24	1,500	1,600
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/25	1,255	1,311
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,178
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/26	2,220	2,464
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	1,974
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/28	625	708
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/29	460	529
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/30	1,000	1,165
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/31	2,885	3,334
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/32	1,500	1,731
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	505	540
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,400	4,458
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	25,000	25,103
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	51,680	53,711
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	28,338
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	39,084
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	5,071
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	36,267
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	7,090
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,616
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	652
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	10,203
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	600	658
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	657
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,595
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,730	2,968
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,090
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	13,110
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,212
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	922
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,365	1,468
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	8,997
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	8,294
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	500	495
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,185
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,793
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,965	2,064
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	955
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,466

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	493
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	2,732
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,592
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	984
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	981
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	586
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	676
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	402
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,401
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	2,985	3,020
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,205	4,254
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,515	5,580
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	635	651
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,409
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	36,313
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	37,255
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,999
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,090
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	1,879
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,209
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,204
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,655
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	210	217
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	10,500	10,879
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	10,523
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	24,579
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,167
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	994
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	972
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,686
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,820
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,746
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,597
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,342
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,157
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,394
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,511
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,000	983
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	12,000	12,053
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	7,550	7,583
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	2,360	2,374
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	105	109
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,097
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,306
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,275
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,655
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	11,090
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,281
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,391
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	6,032
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,815
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/25	170	181
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/26	330	358
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/27	330	363
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/28	500	556
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/29	325	366
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/36	650	740
[4]	New Jersey Educational Facilities Authority College & University Revenue (Ramapo College of New Jersey)	5.000%	7/1/37	615	698
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	145	146
	New Jersey GO	5.000%	6/1/25	13,115	13,947
	New Jersey GO	2.000%	6/1/26	2,040	1,934
	New Jersey GO	5.000%	6/1/26	11,610	12,534
	New Jersey GO	5.000%	6/1/27	15,000	16,408
	New Jersey GO	5.000%	6/1/29	23,875	26,683
	New Jersey GO	4.000%	6/1/30	58,870	61,601
	New Jersey GO	2.000%	6/1/31	20,500	17,245
	New Jersey GO	4.000%	6/1/31	18,450	19,267

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	2.000%	6/1/32	9,885	8,049
	New Jersey GO	3.000%	6/1/32	30,765	29,328
	New Jersey GO	4.000%	6/1/32	19,625	20,457
	New Jersey GO	2.000%	6/1/35	21,090	16,195
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	120	121
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,055	2,068
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,566
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,040	2,146
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,802
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,442
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,965
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,006
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,632
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,686
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,357
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,238
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,089
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,194
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,797
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,369
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,320	3,359
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	696
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	4,605	4,629
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	1,175	995
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,605	4,618
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	832
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,320	3,326
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	4,250	4,541
[3,6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	8,975	8,975
[3,6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.560%	5/5/22	2,775	2,775
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/22	1,000	1,004
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,400	2,414
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	500	503
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	917
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,110	4,246
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,803
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,112
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,518
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	13,343
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	12,859
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	14,194
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,643
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	924
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.640%	11/1/28	10,000	10,096
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,568
	New Jersey Infrastructure Bank Ad Valorem Property Tax Revenue	5.000%	9/1/22	415	420
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,793
	New Jersey Institute of Technology College & University Revenue, Prere.	5.000%	7/1/22	145	146
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	10,955
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,240	11,233
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,465	11,480
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	8,776
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,000	13,157
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	8,000	8,772
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,500	13,706
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	7,000	7,613
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	6,000	6,525
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	9,890
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	11,250	12,187
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	5,944
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	7,320	7,874
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	4,931
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	4,000	3,934
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,770	3,850
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	29,000	29,659

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	14,118
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	19,352
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	64,091
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,031
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	26,499
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	15,526
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	23,897
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	22,779
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	15,253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	37,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	12,412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,931
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	33,061
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	13,698
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,530	3,767
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,470	4,651
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	17,416
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,420
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	25,590	17,528
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	5,970
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	18,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	21,664
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	7,900	8,537
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	19,180
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,490
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	4,998
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,143
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,335	1,305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	1,610	1,564
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,360
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/37	2,500	2,664
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	5,000	5,417
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/33	6,725	7,250
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,025	2,033
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,577
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,645
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,367
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	5,597
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	100	100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	500	511
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,648
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	4,730	5,104
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,290
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,750	6,196
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,205
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,420	11,214
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	11,015	10,807
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	14,699
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,031
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	8,290	8,059
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	9,480	9,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	10,768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,302
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,708
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	5,360
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	4,931
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	4,010
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,652
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	3,688
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,564
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	8,000	7,849
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,421
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,421
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,828
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	4,160	4,044
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,608

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	10,750	10,408
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,598
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	9,415	5,457
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	13,248
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	30,900	31,555
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	14,019
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	4,214
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,148
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	14,643
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	18,961
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	32,382
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,298
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,740
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	29,099
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,483
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,098
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	69,884
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,253
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,468
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,053
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,640
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	10,000	10,078
	New Jersey Turnpike Authority Highway Revenue, Prere.	4.000%	7/1/22	100	100
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	10,500	10,563
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	8,510	8,693
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/31	690	796
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/32	2,480	2,881
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/33	925	1,081
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/34	935	1,099
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/35	1,475	1,740
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,610	17,547
	Passaic County NJ GO	1.250%	11/1/22	700	698
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,739
[1]	Perth Amboy NJ GO	5.000%	3/15/31	1,235	1,424
	Rutgers The State University of New Jersey College & University Revenue, Prere.	5.000%	5/1/23	100	103
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	583
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,311
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,565
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	3,995
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,114
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,395
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,238
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,413
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,039
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,126
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	281
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	986
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,038
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	16,191
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	8,058
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,311
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	811
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,800	2,845
	Sussex County NJ GO	5.000%	2/15/23	5,485	5,618
	Sussex County NJ GO	5.000%	2/15/24	4,376	4,582
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	20,776
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	6,685	6,682
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	28,938
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	4,342
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	18,676
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	7,500	8,077
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	22,488
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	22,165	23,763
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	9,631
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	31,990	34,198
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	31,781
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	36,700	39,099
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	23,955
	Toms River Board of Education GO	3.000%	7/15/29	6,000	5,965

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toms River Board of Education GO	3.000%	7/15/30	3,000	2,956
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,881
	Toms River Board of Education GO	3.000%	7/15/32	6,000	5,754
	Toms River Board of Education GO	3.000%	7/15/33	3,000	2,830
	Toms River Board of Education GO	3.000%	7/15/34	8,720	8,142
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,875
	Township of Livingston NJ GO	1.500%	12/14/22	1,855	1,850
	Township of Scotch Plains NJ GO	2.000%	12/2/22	3,000	3,003
	Township of West Caldwell NJ GO	1.500%	12/9/22	8,850	8,827
	Union County Improvement Authority Miscellaneous Revenue	4.000%	9/1/23	100	102
	Verona Township NJ BAN GO	1.000%	10/28/22	5,300	5,281
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,670	15,624
					2,751,298
New Mexico (0.4%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/22	1,700	1,710
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/24	1,800	1,898
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	100	101
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	2,575	2,817
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,600
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,365
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/31	1,700	1,853
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,080
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	632
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	381
	Albuquerque NM GO	5.000%	7/1/22	200	201
	Albuquerque NM GO	5.000%	7/1/25	5,405	5,821
	Farmington NM Electric Power & Light Revenue	1.800%	4/1/29	13,420	11,866
	Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	21,350	17,628
	Farmington NM Electric Power & Light Revenue (Corners Project)	1.800%	4/1/29	20,390	18,029
	Farmington NM Electric Power & Light Revenue (Four Corners Project)	1.800%	4/1/29	9,950	8,798
	Farmington NM Industrial Revenue	2.150%	4/1/33	14,960	12,352
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,330	3,436
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	10,000	10,568
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	8,500	9,707
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/22	1,850	1,858
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/22	250	251
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	1,580	1,632
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,652
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/29	1,350	1,546
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/22	135	135
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/22	525	527
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/26	17,720	17,778
	New Mexico GO	5.000%	3/1/25	3,000	3,213
	New Mexico GO	5.000%	3/1/29	10,000	11,445
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	930	982
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,010	1,088
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,060	1,137
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,465	1,568
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	885
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	928
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,198
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,198
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,543
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,685	3,929
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,120
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,665
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,047
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	1,004
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,133
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/1/22	185	186
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	122,194
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	676
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	495
[6]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	1,000	900
					303,756
New York (14.5%)
	Albany City School District BAN GO	1.000%	7/29/22	6,000	5,993
	Amherst NY BAN GO	1.500%	11/4/22	4,500	4,494

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amityville Union Free School District GO	1.000%	6/17/22	4,500	4,498
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	9,073
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	2,079
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,240
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	9,059
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	11,618
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	6,133
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	11,605	7,081
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	2,711
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,252
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,348
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,565	1,573
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,368
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,052
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	956
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,588
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	1,014
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,467
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,094
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,101
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,127
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,397
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,715
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,934
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,555
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,878
	Cairo-Durham Central School District BAN GO	1.500%	6/29/22	6,150	6,150
	Carmel NY BAN GO	1.250%	9/30/22	4,000	3,994
	Central Islip Union Free School District GO	1.250%	6/24/22	8,000	7,998
	Cheektowaga-Maryvale Union Free School District BAN GO	1.500%	6/28/22	4,000	4,001
	Clarence NY GO	5.000%	5/15/23	125	129
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,092
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	949
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,092
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	458
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	1,020
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	195
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	400
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	210
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,301
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,941
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,400
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,477
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,585
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,918
	East Islip Union Free School District GO	1.000%	6/29/22	6,000	5,996
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	680
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	325	362
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	695
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	637
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	581
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	968
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,443
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	2,015
	Fayetteville-Manlius Central School District BAN GO	1.000%	6/29/22	8,746	8,741
	Geneva Development Corp. College & University Revenue, Prere.	5.000%	9/1/22	120	121
	Haverstraw-Stony Point Central School District GO	4.000%	1/15/23	150	152
	Haverstraw-Stony Point Central School District GO	3.000%	10/15/28	2,270	2,310
	Hempstead NY BAN GO	0.500%	10/28/22	8,832	8,784
[4]	Hempstead NY GO	4.000%	4/1/28	7,125	7,390
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,583
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,075	3,366
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	18,035	19,744
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	31,462
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	26,535
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	14,570
	Huntington Union Free School District GO	1.250%	6/24/22	5,300	5,299
	Indian River Central School District at Philadelphia BAN GO	1.250%	6/29/22	3,000	2,999
	Ithaca City School District BAN GO	1.500%	7/15/22	5,300	5,300

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Liverpool Central School District GO	4.000%	6/1/22	660	661
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,786
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	10,000	10,097
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,285
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,102
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	2,275	2,346
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	1,926
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	9,599
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,423
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,193
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	4,850	5,393
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,271
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,682
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	251
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,188
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	19,654
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,555
	Massapequa Union Free School District GO	1.000%	6/23/22	4,000	3,998
	Massena Central School District BAN GO	1.250%	6/30/22	4,500	4,499
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.000%	11/1/22	5,000	5,032
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	19,770
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,137
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,860
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,725
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	12,292
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,702
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,399
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,361
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	64,099
	Metropolitan Transportation Authority Fuel Sales Tax Revenue (Metropolitan Transportation Authority Dedicated Tax Fund)	4.000%	11/15/41	16,600	16,672
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,493
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	8,425	8,556
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	7,075	7,177
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	5,035	5,222
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	42,000	43,561
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	499
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,680	6,772
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,553
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,237
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,749
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	325
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,050	6,136
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	12,676
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	394
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,015	3,064
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	30,400	30,829
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,302
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,809
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	3,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,723
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	2,040
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,820
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	21,948
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,872
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,970
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,840
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	14,565	15,653
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	11,345
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,987
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	5,000	5,041
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,775	2,814
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,334
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,188
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,220	10,954
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	896
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,785
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	63,662

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,628
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	837
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	682
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	1,000	1,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,195
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	13,055	13,344
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,699
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,078
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	20,017
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,775	1,869
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	368
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,220
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,744
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,195	3,389
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	1,200	1,259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	6,400	6,770
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,748
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	52,500	51,147
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	20,764
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	161,170	161,352
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	32,650	32,986
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	125,435	127,653
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	192,000	194,888
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	139,270
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	19,362
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,745
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	33,500	36,454
[2,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	3,290	3,288
[2,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	8,510	8,504
[2,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.988%	4/1/26	2,500	2,481
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.350%	5/2/22	42,640	42,640
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	380	387
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	115	117
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	205	209
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,380	1,422
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,300	2,370
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,695	1,747
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	5,688
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	5,647
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	13,092
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,290	2,529
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/32	1,860	2,046
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	1,939
	Monroe County NY GO	2.000%	6/1/33	1,755	1,426
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,134
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	2,966
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,729
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,345
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,482
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,538
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	4,754
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	2,745
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,495	1,473
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	3,268
	Monticello Central School District BAN GO	1.250%	6/29/22	4,000	3,999
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	99,722
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	4.000%	11/15/22	500	506
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	5.000%	11/15/22	350	356
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	5.000%	11/15/22	190	193
	Nassau County Interim Finance Authority Sales Tax Revenue, Prere.	5.000%	11/15/22	100	102
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,856
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,400
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,241
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	240	241
	Nassau County NY GO	5.000%	4/1/23	15,665	16,053
	Nassau County NY GO	5.000%	10/1/23	500	518
[4]	Nassau County NY GO	4.000%	4/1/38	2,600	2,724
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,000	3,328

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,380	2,675
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,770	4,283
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/3/23	12,940	13,369
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/3/23	17,300	17,923
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/3/23	22,000	22,792
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/3/23	12,500	12,950
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,644
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,115	8,728
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	17,025
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	25,772
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	9,000	8,807
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,785	12,809
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,150	4,750
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,500	2,313
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	14,924
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	34,657
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,111
[4]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	1,025	1,056
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	1,005	886
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,304
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,250	1,076
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	1,750	1,928
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	5,104
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	2,790
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	11,825	12,242
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,010
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	22,000	18,979
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	11,000	9,386
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,320
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	1,008
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	2,500	2,735
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/28	15,280	16,785
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/31	30,000	30,133
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/34	42,500	43,754
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	10,425	10,918
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	16,700	17,952
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/37	13,360	13,857
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/38	6,065	6,580
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	29,050	30,851
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	5,080	5,531
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	2,500	2,655
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/40	4,600	4,611
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/41	5,000	5,012
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	10,000	9,276
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/42	6,875	6,879
[3,6]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.380%	5/2/22	52,625	52,625
	New York City Municipal Water Finance Authority Water Revenue (New York City Water & Sewer System)	5.000%	6/15/28	2,435	2,745
[3,6]	New York City NY GO TOB VRDO	0.380%	5/2/22	54,100	54,100
[3,6]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.380%	5/2/22	12,600	12,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	8,475	9,107
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,750
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,999
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,395
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,632
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	16,036
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,345
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,631
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,625
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,060
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	1,750	1,793
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,192
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	29,980
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	3,750	3,254
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	2,500	2,517
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/22	120	121
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,610	1,733
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	5/1/22	750	750
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/22	700	712

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/23	135	137
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,646
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	6,000	6,031
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,950	3,970
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,264
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	10,000	10,674
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	924
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	10,000	10,667
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/35	16,175	16,581
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,536
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	3,036
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/36	12,600	12,847
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	21,050	21,464
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,885
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,063
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	9,000	9,131
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	18,000	18,269
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,053
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,632
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	27,000	23,489
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	25,750	22,225
New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/22	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	165	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	4,350	4,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	16,780	16,780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	250	259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	14,245	14,477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	10,030	10,542
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	13,178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	21,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,055	3,288
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,250	2,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,245	11,421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	7,553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	4,165	4,689
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	12,000	12,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	2,000	2,269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	22,000	25,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	6,860	7,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	4,928
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	34,400	39,523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	19,000	19,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	15,000	17,395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	12,700	12,946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	13,750	14,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	17,313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,270	4,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,860	7,847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,495	7,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	12,500	12,740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	11,403
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	12,723
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,662
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	15,338
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	21,779
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	14,673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	3,000	3,413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	9,615	9,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	15,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	16,646
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,831
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	26,242

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	14,500	14,882
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	27,325	28,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	11,911
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	10,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	21,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	18,495
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,593
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	9,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	23,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	21,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	16,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,385	29,974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	11,000	12,422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	14,193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,901
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	10,186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	26,256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	8,506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	21,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	19,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	51,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	27,556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,000	1,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	22,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	2,534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	7,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	26,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	38,185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	3,440	3,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	21,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	3,750	3,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	5,500	5,549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	32,250	32,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,511
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	14,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	7,500	7,572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	6,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	21,981
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,850
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	6,115	6,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,795	5,852
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	4,670	4,697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,500	2,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,401
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	10,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	8,175	8,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	20,180	21,934
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,515
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,808
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	21,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	32,730
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	11,000	11,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	18,457
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	14,300	14,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	21,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	6,490	7,269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	2,565	2,554

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	22,940
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.330%	5/2/22	8,000	8,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.350%	5/2/22	2,500	2,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.360%	5/2/22	3,000	3,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.360%	5/2/22	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.330%	5/2/22	1,100	1,100
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	4,000	4,153
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,315
New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,458
New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	30,736
New York City Water & Sewer Revenue VRDO	0.360%	5/2/22	9,250	9,250
New York City Water & Sewer System Sewer Revenue VRDO	0.360%	5/2/22	3,500	3,500
New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/38	2,000	2,192
New York City Water & Sewer System Sewer Water Revenue, Prere.	5.000%	6/15/22	105	105
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	19,838
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	30,000	32,399
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,560	5,989
New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	11,285
New York City Water & Sewer System Water Revenue	5.250%	6/15/33	5,000	5,596
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	5,585
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	23,803
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,106
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	29,701
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	16,397
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	122,003
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	9,405	9,427
New York City Water & Sewer System Water Revenue VRDO	0.320%	5/2/22	10,300	10,300
New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	16,220	16,220
New York City Water & Sewer System Water Revenue VRDO	0.330%	5/2/22	22,370	22,370
New York City Water & Sewer System Water Revenue VRDO	0.350%	5/2/22	9,550	9,550
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,085
New York Liberty Development Corp. Economic Development Revenue	3.000%	9/15/43	7,935	6,897
New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	108,115	101,468
New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	26,415	24,517
New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	12,420	11,462
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	8,485	7,161
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,125
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,643
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	5,647
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,068
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	15,128
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	12,485
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,735
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	126,640	100,831
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	7,734
New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	24,515	27,826
New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	7,450	7,424
New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/36	4,020	3,310
New York NY GO	4.000%	8/1/22	200	201
New York NY GO	5.000%	8/1/22	7,530	7,598
New York NY GO	5.000%	8/1/22	6,450	6,509
New York NY GO	5.000%	8/1/22	1,475	1,488
New York NY GO	5.000%	8/1/22	6,800	6,862
New York NY GO	5.000%	8/1/22	2,495	2,518
New York NY GO	5.000%	8/1/22	5,500	5,550
New York NY GO	5.000%	8/1/22	265	267
New York NY GO	5.250%	8/15/22	5	5
New York NY GO	5.000%	12/1/22	185	189
New York NY GO	5.000%	8/1/23	14,590	14,713
New York NY GO	5.000%	8/1/23	5,710	5,913
New York NY GO	5.000%	8/1/23	3,690	3,769
New York NY GO	5.000%	8/1/23	7,740	7,905
New York NY GO	5.000%	8/1/23	3,905	4,044
New York NY GO	5.000%	8/1/23	4,005	4,148
New York NY GO	5.000%	8/1/23	125	129
New York NY GO	5.000%	8/1/23	190	197
New York NY GO	5.000%	8/1/23	250	259
New York NY GO	5.250%	8/15/23	5	5
New York NY GO	5.000%	10/1/23	780	790

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/24	4,025	4,060
New York NY GO	5.000%	8/1/24	6,585	6,591
New York NY GO	5.000%	8/1/24	20,010	20,690
New York NY GO	5.000%	8/1/24	17,185	18,115
New York NY GO	5.000%	8/1/24	3,675	3,874
New York NY GO	5.000%	8/1/24	15,210	16,033
New York NY GO	5.000%	8/1/24	14,000	14,757
New York NY GO	5.000%	8/1/24	50,000	52,750
New York NY GO	5.000%	10/1/24	5,000	5,005
New York NY GO	5.000%	10/1/24	835	846
New York NY GO	5.000%	12/1/24	5,975	6,341
New York NY GO	5.000%	8/1/25	5,000	5,043
New York NY GO	5.000%	8/1/25	3,300	3,303
New York NY GO	5.000%	8/1/25	3,630	3,898
New York NY GO	5.000%	8/1/25	15,510	16,656
New York NY GO	5.000%	8/1/25	11,770	12,639
New York NY GO	5.000%	8/1/25	10,310	11,072
New York NY GO	5.000%	8/1/25	35,345	37,956
New York NY GO	5.000%	8/1/25	10,640	11,426
New York NY GO	5.000%	8/1/25	43,580	46,799
New York NY GO	5.000%	12/1/25	18,090	19,549
New York NY GO	5.000%	8/1/26	9,735	10,062
New York NY GO	5.000%	8/1/26	14,215	14,693
New York NY GO	5.000%	8/1/26	6,765	7,265
New York NY GO	5.000%	8/1/26	24,805	27,073
New York NY GO	5.000%	8/1/26	12,875	14,052
New York NY GO	5.000%	8/1/26	225	227
New York NY GO	5.000%	8/1/27	6,600	6,821
New York NY GO	5.000%	8/1/27	20,110	21,965
New York NY GO	5.000%	8/1/28	18,000	18,017
New York NY GO	5.000%	8/1/28	9,300	9,791
New York NY GO	5.000%	8/1/28	30,305	33,525
New York NY GO	5.000%	8/1/28	17,500	19,606
New York NY GO	5.000%	3/1/29	27,590	28,801
New York NY GO	5.000%	8/1/29	9,715	10,037
New York NY GO	5.000%	8/1/29	1,975	2,180
New York NY GO	5.000%	8/1/29	27,645	31,310
New York NY GO	5.000%	11/1/29	9,140	10,380
New York NY GO	5.000%	3/1/30	16,230	16,936
New York NY GO	5.000%	8/1/30	6,845	7,070
New York NY GO	5.000%	8/1/30	10,655	11,005
New York NY GO	5.000%	8/1/30	5,390	5,666
New York NY GO	5.000%	11/1/30	10,000	11,433
New York NY GO	5.000%	3/1/31	25,000	26,075
New York NY GO	4.000%	8/1/31	30,000	31,108
New York NY GO	5.000%	8/1/31	7,500	8,629
New York NY GO	5.000%	8/1/31	5,585	6,426
New York NY GO	5.000%	10/1/31	12,505	12,517
New York NY GO	5.000%	12/1/31	3,035	3,298
New York NY GO	5.000%	8/1/32	2,675	3,105
New York NY GO	5.000%	4/1/33	1,000	1,097
New York NY GO	5.000%	8/1/33	5,000	5,283
New York NY GO	5.000%	8/1/33	5,000	5,468
New York NY GO	5.000%	8/1/33	4,000	4,511
New York NY GO	5.000%	12/1/33	11,750	12,746
New York NY GO	4.000%	8/1/34	7,500	7,685
New York NY GO	5.000%	8/1/34	3,875	4,349
New York NY GO	5.000%	12/1/34	4,000	4,336
New York NY GO	3.000%	3/1/35	7,540	7,011
New York NY GO	5.000%	4/1/35	8,000	8,714
New York NY GO	4.000%	8/1/35	15,010	15,420
New York NY GO	4.000%	8/1/35	2,735	2,783
New York NY GO	4.000%	8/1/35	7,250	7,390
New York NY GO	5.000%	8/1/35	2,000	2,234
New York NY GO	4.000%	10/1/35	3,000	3,036
New York NY GO	5.000%	12/1/35	3,000	3,246
New York NY GO	5.000%	12/1/35	11,695	12,836
New York NY GO	5.000%	4/1/36	12,750	13,862
New York NY GO	4.000%	8/1/36	3,015	3,051

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.000%	8/1/36	3,365	3,410
	New York NY GO	5.000%	10/1/36	4,000	4,372
	New York NY GO	5.000%	10/1/36	11,460	12,660
	New York NY GO	5.000%	3/1/37	6,000	6,637
	New York NY GO	5.000%	3/1/37	10	10
	New York NY GO	4.000%	8/1/37	22,745	22,914
	New York NY GO	4.000%	8/1/37	3,445	3,474
	New York NY GO	4.000%	10/1/37	24,185	24,368
	New York NY GO	5.000%	12/1/37	9,900	10,832
	New York NY GO	5.000%	3/1/38	2,695	2,974
	New York NY GO	4.000%	8/1/38	20,000	20,117
	New York NY GO	5.000%	3/1/39	1,700	1,892
	New York NY GO	4.000%	8/1/39	4,155	4,169
	New York NY GO	5.000%	8/1/39	10,000	10,959
	New York NY GO	5.000%	10/1/39	2,780	3,052
	New York NY GO	4.000%	3/1/40	1,000	1,003
	New York NY GO	5.000%	3/1/40	5,875	6,464
	New York NY GO	4.000%	8/1/40	3,550	3,559
	New York NY GO	3.000%	3/1/41	6,500	5,574
	New York NY GO	3.000%	10/1/41	21,575	18,452
	New York NY GO	5.000%	12/1/41	31,000	33,258
	New York NY GO	5.000%	12/1/41	5,000	5,433
[3]	New York NY GO VRDO	0.330%	5/2/22	10,000	10,000
[3]	New York NY GO VRDO	0.330%	5/2/22	19,385	19,385
	New York NY GO VRDO	0.330%	5/2/22	43,810	43,810
	New York NY GO VRDO	0.340%	5/2/22	21,055	21,055
	New York NY GO VRDO	0.350%	5/2/22	25,710	25,710
	New York NY GO VRDO	0.350%	5/2/22	21,890	21,890
	New York NY GO VRDO	0.350%	5/2/22	1,400	1,400
	New York NY GO VRDO	0.350%	5/2/22	41,455	41,455
	New York NY GO VRDO	0.630%	5/2/22	2,500	2,500
	New York NY GO VRDO	0.640%	5/2/22	3,500	3,500
	New York NY GO, Prere.	5.000%	8/1/22	5,040	5,085
	New York NY GO, Prere.	5.000%	8/1/22	195	197
	New York NY GO, Prere.	5.000%	8/1/22	1,135	1,145
	New York NY GO, Prere.	5.000%	8/1/22	115	116
	New York NY GO, Prere.	5.000%	8/1/22	135	136
	New York NY GO, Prere.	5.000%	8/1/22	100	101
	New York NY GO, Prere.	5.000%	10/1/22	9,135	9,267
	New York NY GO, Prere.	5.000%	3/1/23	7,040	7,220
	New York NY GO, Prere.	5.000%	3/1/23	1,500	1,538
	New York NY GO, Prere.	5.000%	3/1/23	100	103
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	1,370	1,599
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/32	1,785	2,072
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/33	1,850	2,117
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/34	1,765	2,015
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/38	3,700	3,763
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	7,156
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	5,320	5,390
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	10,065	10,078
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/28	10,865	10,879
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	3,015	3,019
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/30	1,000	1,001
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	200	201
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	325	336
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/23	250	260
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	9,806
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,700	1,865
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	4,477
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,872
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,955
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,556
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,478
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,238
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,629
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,809
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,800	1,967
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	4,100	4,365
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	16,230

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,295	1,457
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	18,887
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,951
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,692
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	7,684
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,510
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	1,007
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,509
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,174
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,716
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,891
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,362
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,429
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,275
	New York State Dormitory Authority College & University Revenue (New School)	5.000%	7/1/30	1,000	1,125
	New York State Dormitory Authority College & University Revenue (New School)	5.000%	7/1/31	1,000	1,134
	New York State Dormitory Authority College & University Revenue (New School)	5.000%	7/1/32	1,000	1,139
	New York State Dormitory Authority College & University Revenue (New School)	5.000%	7/1/34	505	565
	New York State Dormitory Authority College & University Revenue (New School)	5.000%	7/1/35	750	833
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/22	250	251
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/22	100	101
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/22	140	141
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/22	150	151
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/22	100	101
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/22	250	251
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/22	400	402
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/22	125	126
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	100	101
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	125	126
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	110	111
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	200	201
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	150	151
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	250	252
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	135	136
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	250	252
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	7,170
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	5,008
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,397
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,562
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,199
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	740
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,850
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,577
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,885	1,985
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,731
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,800	2,943
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,053
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,962
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	771
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,400	1,519
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	878
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	431
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	716
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,517
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	808
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,716
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	7,915	8,112
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	10,930	11,129
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	6,940	7,069
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	36,485	39,685
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	10,190	10,638
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	30,475	32,481
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	10,300	10,483
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	10,100	10,521
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	20,000	21,305
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	21,540	23,815
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	12,000	12,505
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	15,365	16,395
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	27,579

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	7,453
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	31,695	34,908
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	12,349
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	27,637
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	15,983
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	9,960	10,377
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	42,806
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	35,000	39,679
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,690	11,114
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	21,591
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,602
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,000	22,876
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	10,000	10,166
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	4,000	4,253
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	64,855	74,615
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,921
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,674
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	57,495	59,146
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	34,667
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	13,431
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	38,333
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	32,558
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	18,438
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	49,023
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	4,168
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	20,000	20,430
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,973
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	10,082
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,508
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,535	3,803
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	20,950	21,201
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	13,415
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,216
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,855
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	43,938
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	10,053
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	71,720	63,304
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	20,000	20,129
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	13,000	13,048
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	64,993
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	15,740	15,812
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	5,000	5,366
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,025	1,107
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	14,665
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/27	4,525	5,010
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/28	12,505	14,029
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/29	10,545	11,955
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/30	13,240	15,144
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/33	2,000	2,297
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	4.000%	3/15/38	27,385	27,661
	New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	4.000%	3/15/42	20,000	20,028
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	17,225	17,654
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	36,095	37,820
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	21,265	22,765
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	35	37
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	110	117
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,500	1,518
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,180	1,246
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,732
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,299

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	11,337
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	13,000	13,447
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	10,000	11,253
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	10,000	11,224
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	7,000	7,088
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	11,100	11,202
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	10,000	10,059
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	15,000	15,063
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	10,026
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	16,380	15,788
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	14,180	13,564
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	500	507
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	390	391
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	255	256
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,035	1,047
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,264
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	310	311
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,373
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,500	1,520
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,013
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	7,695
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,014
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,013
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,586
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	750	760
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	65
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	475	481
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	500	507
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	200	203
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	425	431
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/29	500	507
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,295
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	2,892
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,681
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/29	2,155	2,373
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,445
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,098
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/28	21,305	24,013
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	3,810	4,245
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,350	1,496
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,730	2,803
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	37,496
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,885	13,804
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,306
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,728
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,680
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	55,927
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	13,785
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,508
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	29,443
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	19,101
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	34,209
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	35,730
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	15,590
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	41,732
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	40,561
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,038
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	20,113
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	29,370
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	20,539
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	22,500	24,436
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,423
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	19,739
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	20,146
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/28	300	342
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/29	200	229
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/30	400	464
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/30	400	467
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/22	100	100

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/22	235	236
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/22	200	201
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	195	210
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	5,060	5,213
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,576
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	17,281
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	4,897
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,791
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	8,017
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	10,485
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	6,194
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	10,420
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,656
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,195
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	11,106
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,755	1,670
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,248
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,919
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,234
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,500	2,292
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	20,675	20,044
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	12,850
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,216
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,584
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	854
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	683
New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	137
New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,405
New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,597
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,318
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	26,354
New York State Thruway Authority Highway Revenue	4.000%	1/1/38	14,210	14,334
New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	3,993
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,732
New York State Thruway Authority Highway Revenue	4.000%	1/1/42	35,680	35,669
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	10,000	11,028
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	10,000	11,167
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	47,830	54,033
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	26,500	30,231
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/23	355	362
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	11,290	11,594
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	160	164
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	37,319
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	52,210	54,713
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,225	4,518
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,673
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	24,367
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,000	5,114
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	30,000	31,382
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	19,888
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,327
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	3,125	3,368
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,025	6,543
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	26,091
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	23,856
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	10,000	10,221
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	12,550	12,827
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	14,919
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	16,355
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	32,041
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,461
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	20,110	20,556
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	31,554
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	28,000	28,602
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	5,000	5,102
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	32,038
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	31,453
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	8,128
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	47,920

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	11,620	11,709
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	50,421
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	8,000	8,050
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	9,841
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	7,500	7,530
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	5,000	4,364
	New York State Urban Development Corp. Income Tax Revenue (State of New York Personal Income Tax Revenue)	5.000%	3/15/30	3,000	3,443
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,748
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	10,000	10,104
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,726
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/39	11,720	11,774
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	3,405	2,982
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	47,377
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	45,617
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	1,000	1,015
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	700	722
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,150	1,203
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	900	958
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	750	806
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,125	2,285
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,420	1,511
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,650	1,754
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	4,005	4,248
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	2,495	2,644
	Niagara-Wheatfield Central School District BAN GO	1.250%	6/28/22	2,205	2,205
	Pearl River Union Free School District BAN GO	1.250%	7/22/22	7,050	7,047
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,320
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	29,168
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	4,063
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	16,270	18,301
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,082
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,604
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	13,290
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,704
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,558
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,588
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,232
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,488
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,302
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,620
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,595
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,386
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,743
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	5,021
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,584
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,597
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,708
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	4,106
	Port Chester-Rye Union Free School District GO	5.000%	6/1/23	550	567
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	16,300	17,320
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,000	6,375
	Schenectady City School District BAN GO	2.000%	7/21/22	21,100	21,123
	Sherrill City School District BAN GO	1.000%	6/24/22	7,780	7,775
	Southold NY BAN GO	1.250%	9/22/22	3,000	2,996
[4]	Suffolk County NY GO	5.000%	11/1/28	8,420	9,296
[4]	Suffolk County NY GO	5.000%	11/1/29	10,600	12,120
	Suffolk County NY GO	5.000%	6/15/30	1,000	1,131
	Sweet Home Central School District BAN GO	1.250%	7/7/22	4,000	3,999
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	5,000	5,083
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	9,272
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	11,235
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	19,540
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	16,299
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	16,181
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,287
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,758
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	9,058
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,689

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,200
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,723
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,570
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,802
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	12,016
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	18,267
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,369
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	100	102
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	8,150	7,959
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	1,760	1,710
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/27	10,000	10,985
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/28	20,000	22,263
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	31,285	35,196
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/30	15,005	16,978
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/31	10,320	11,779
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/32	4,335	4,977
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	2,960
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	19,808
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	19,378
[2]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.568%	2/1/24	3,126	3,120
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	2,764
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	2,901
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,239
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,206
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	2,787
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,219
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,410
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,275
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,623
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,441
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	12,016
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,697
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	8,803
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,612
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	9,050
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,287
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,266
	Ulster County NY BAN GO	1.500%	11/17/22	12,454	12,441
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	33,000	34,416
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	1,000	1,043
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	20,875	22,514
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	27,086
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	41,468
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	18,869
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	54,775
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,818
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,978
	Vestal Central School District BAN GO	1.250%	7/28/22	8,475	8,470
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,321
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,535	3,322
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,778
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,536
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	3,163
	Westchester County NY GO	4.000%	7/1/29	5,920	6,306
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	125	125
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,586
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,754
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,232
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,823
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,978
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,929
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,303
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,684
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,910

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Yonkers NY GO	5.000%	3/15/29	600	668
[4]	Yonkers NY GO	5.000%	3/15/30	600	673
[1,5]	Yonkers NY GO	5.000%	9/1/31	2,690	3,050
[4]	Yonkers NY GO	5.000%	3/15/32	500	570
[4]	Yonkers NY GO	5.000%	3/15/33	750	854
					10,925,975
North Carolina (0.7%)
	Asheville NC Water System Water Revenue	5.000%	8/1/23	695	720
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,065
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/28	200	226
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/29	250	287
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	210	243
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/32	110	127
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/33	120	138
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/34	175	185
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/35	150	158
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/36	150	157
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	284
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	393
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	431
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,135
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/32	1,445	1,520
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/33	3,090	3,238
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/34	3,000	3,133
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/35	2,500	2,602
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,826
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,417
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,244
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	3,092
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,406
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,851
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,042
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,540
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,814
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,750	3,112
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,330
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,229
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,998
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/37	3,000	3,377
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,541
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	3,371
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/40	2,500	2,544
	Charlotte NC COP	5.000%	6/1/29	1,560	1,787
	Charlotte NC COP	3.000%	6/1/39	3,685	3,329
	Charlotte NC COP	3.000%	6/1/41	4,060	3,585
	Charlotte NC GO	5.000%	7/1/22	3,305	3,325
	Charlotte NC GO	5.000%	6/1/29	1,125	1,298
	Charlotte NC GO	5.000%	7/1/29	2,550	2,679
	Charlotte NC GO	5.000%	6/1/31	2,305	2,646
	Charlotte NC GO	5.000%	6/1/33	5,940	6,799
	Charlotte NC GO	5.000%	6/1/34	2,370	2,709
	Charlotte NC GO, Prere.	5.000%	7/1/22	3,355	3,375
	Charlotte NC GO, Prere.	5.000%	7/1/22	130	131
	Charlotte NC GO, Prere.	5.000%	7/1/22	100	101
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,705	1,899
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,275	18,115
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	6,250	5,575
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	6,000	6,788
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.330%	5/2/22	14,140	14,140
	Cumberland County NC Appropriations Revenue	3.000%	11/1/22	120	121
	Durham Capital Financing Corp. Appropriations Revenue, Prere.	5.000%	6/1/23	3,210	3,311
	Durham Capital Financing Corp. Miscellaneous Revenue, Prere.	3.500%	6/1/22	145	145
	East Carolina University College & University Revenue, Prere.	5.000%	10/1/23	100	104
	Forsyth County NC GO	5.000%	4/1/23	1,200	1,234
	Mecklenburg County NC GO	5.000%	12/1/27	2,585	2,868
	Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,338
	Moore County NC Appropriations Revenue	5.000%	6/1/22	625	627
	Moore County NC Appropriations Revenue	5.000%	6/1/23	800	825
	Moore County NC Appropriations Revenue	5.000%	6/1/25	365	393

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Moore County NC Appropriations Revenue	5.000%	6/1/26	385	422
Moore County NC Appropriations Revenue	5.000%	6/1/27	365	407
Moore County NC Appropriations Revenue	5.000%	6/1/28	350	396
Moore County NC Appropriations Revenue	5.000%	6/1/29	755	864
Moore County NC Appropriations Revenue	5.000%	6/1/30	650	753
Moore County NC Appropriations Revenue	5.000%	6/1/31	225	263
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,462
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,673
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,395
North Carolina Appropriations Revenue	5.000%	5/1/24	11,945	12,571
North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	8,511
North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	8,239
North Carolina Appropriations Revenue	5.000%	5/1/29	25,165	27,866
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	13,750	15,764
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	10,915	12,637
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	8,065
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	10,065
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,816
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	100	101
North Carolina GO	5.000%	6/1/28	1,160	1,320
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,000	13,618
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	20,402
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,358
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	12,000	13,387
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	16,017
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,565	2,530
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	9,745	9,875
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,825	1,830
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,035	1,038
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	479
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	295
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	468
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,450
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	812
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	310
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	365
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	1,023
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	3,013
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	577
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,066
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,562
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	666
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	537
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,966
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,608
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	633
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,251
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	941
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	628
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,210
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	3,018
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,117
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	1,886
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	325	314
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,064
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,445	1,449
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,500	1,504
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	185	186
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	4,150	4,210
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	175	187
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	635	677
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	650	693
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	500	533
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,369
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,850
North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	2,665	2,771
North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	120	125

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/27	2,930	3,259
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/28	1,000	1,128
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,902
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,181
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,123
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,391
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	3,727
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,847
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,490
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,842
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,073
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,496
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	17,583
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	11,189
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	22,304
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,881
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,145
[4]	Oak Island NC Enterprise System Water Revenue	5.000%	6/1/22	150	150
[2]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.125%	0.430%	11/9/22	13,500	13,454
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,039
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,285
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,127
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,126
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,428
	Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,307
	Wake County NC GO	5.000%	5/1/22	100	100
	Wake County NC GO	5.000%	9/1/23	750	778
	Wake County NC GO Class A	4.000%	2/1/34	10,845	11,649
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,209
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,434
	Wilmington NC Intergovernmental Agreement, Prere.	5.000%	6/1/22	400	401
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	514
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	539
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	572
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	849
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	879
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	632
					549,514
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,808
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,196
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,460
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,548
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,945
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,678
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,903
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,490
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	944
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	2,017
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	2,204
[2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.640%	7/1/24	1,555	1,555
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,641
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,191
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,961
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	1,951
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,398
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,487
					43,377
Ohio (2.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,454
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	426
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,310
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	347
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,420
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	675	748
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	743
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,076

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	9,800	9,826
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	390
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	898
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	298
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,793
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,745	2,715
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	800	789
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	787
Akron OH Income Tax Revenue	4.000%	12/1/22	350	355
Akron OH Income Tax Revenue	4.000%	12/1/23	350	360
Akron OH Income Tax Revenue	4.000%	12/1/24	365	378
Akron OH Income Tax Revenue	4.000%	12/1/25	470	492
Akron OH Income Tax Revenue	4.000%	12/1/27	1,180	1,253
Akron OH Income Tax Revenue	5.000%	12/1/27	5,830	5,847
Akron OH Income Tax Revenue	4.000%	12/1/28	775	818
Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,070
Akron OH Income Tax Revenue	4.000%	12/1/29	1,525	1,632
Akron OH Income Tax Revenue	4.000%	12/1/30	890	936
Akron OH Income Tax Revenue	4.000%	12/1/30	405	432
Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,265
Akron OH Income Tax Revenue	4.000%	12/1/31	490	515
Akron OH Income Tax Revenue	4.000%	12/1/31	370	394
Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,742
Akron OH Income Tax Revenue	4.000%	12/1/32	745	782
Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,231
Akron OH Income Tax Revenue	4.000%	12/1/33	615	645
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	13,476
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,615	12,784
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,753
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	12,151
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,477
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	10,255
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,765
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	10,014
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,602
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	17,719
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	19,065	19,065
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,104
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,311
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	4,652
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,549
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	9,214
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,290
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	3,590	3,628
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,947
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,619
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,908
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/30	2,500	2,840
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,143
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/32	2,800	3,170
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	4,250	4,792
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,282
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,367
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,655	1,692
American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,456
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,202
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,653
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	2,012
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,106
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,143
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,212
Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,036
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,000	5,393
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,630	3,949
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	4,879
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	4,846
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	250	268
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,656
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	2,943

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,856
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	6,000	5,840
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	41,660	40,515
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	421
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	976
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	640
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,239
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,222
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	6,145
[9]	Cincinnati City School District GO	5.250%	12/1/22	10,030	10,241
	Cincinnati OH GO	5.000%	12/1/22	125	125
	Cincinnati OH GO	5.000%	12/1/22	1,280	1,305
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,405
	Cincinnati OH GO	5.000%	12/1/27	845	950
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,131
	Cincinnati OH GO	4.000%	12/1/31	780	827
	Cincinnati OH GO	4.000%	12/1/32	800	847
	Cincinnati OH GO	4.000%	12/1/33	2,150	2,273
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,144
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,389
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	896
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,464
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,849
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,762
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,426
	Cleveland Municipal School District GO	5.000%	12/1/26	1,660	1,690
	Cleveland Municipal School District GO	5.000%	12/1/27	1,050	1,069
	Cleveland Municipal School District GO	5.000%	12/1/28	3,730	3,838
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,815	1,851
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,202
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,108
	Cleveland OH GO	4.000%	12/1/33	310	332
	Cleveland OH GO	4.000%	12/1/34	2,285	2,443
	Cleveland OH GO	4.000%	12/1/35	1,660	1,747
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	5,035	5,234
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	4,800	4,990
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	10,035	10,432
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	699
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	536
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	460
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	737
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	500
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	448
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	462
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	721
	Cleveland OH Income Tax Revenue, Prere.	5.000%	10/1/22	150	152
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,333
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,501
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	226
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	228
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	284
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	339
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/36	300	339
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	412
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	410
	Columbus City School District GO	5.000%	12/1/22	1,000	1,020
[4]	Columbus City School District GO	0.000%	12/1/27	14,060	11,919
[4]	Columbus City School District GO	0.000%	12/1/29	11,170	8,780
	Columbus City School District GO	5.000%	12/1/30	5,110	5,566
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,273
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,612
	Columbus OH GO	5.000%	7/1/24	5,790	6,115
	Columbus OH GO	4.000%	8/15/24	3,570	3,702
	Columbus OH GO	5.000%	8/15/24	10,325	10,935
	Columbus OH GO	5.000%	7/1/25	1,285	1,386
	Columbus OH GO	4.000%	4/1/26	16,170	17,082
	Columbus OH GO	4.000%	8/15/27	7,500	7,847
[5]	Columbus OH GO	5.000%	4/1/31	3,675	4,306
[5]	Columbus OH GO	5.000%	4/1/32	2,220	2,626

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Columbus OH GO	5.000%	4/1/39	7,950	8,925
Columbus OH GO	5.000%	4/1/40	5,050	5,662
Columbus OH GO, Prere.	5.000%	8/15/22	180	182
Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	11,259
Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	3,721
Columbus State Community College GO	3.000%	12/1/36	1,110	1,021
Columbus State Community College GO	3.000%	12/1/37	1,750	1,602
Columbus State Community College GO	3.000%	12/1/38	1,375	1,249
Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,090
Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,380
Cuyahoga County OH GO	3.000%	12/1/32	2,000	1,950
Cuyahoga County OH GO	3.000%	12/1/33	4,330	4,164
Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,124
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,238
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	3,120
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,033
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,706
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,763
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	17,535
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,597
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,120
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,565
Dayton City School District GO	5.000%	11/1/22	5,500	5,593
Dublin City School District GO	4.000%	12/1/31	4,250	4,580
Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	11,128
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	328
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	656
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	879
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	835
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	692
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,036
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,403
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	659
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,679
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,361
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,374
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	13,135	13,977
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	13,855	14,743
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,641
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,641
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,265
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,157
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,948
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,107
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,978
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,285
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,696
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,102
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,099
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,645
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,427
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,357
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,629
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,539
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	901
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	980
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,062
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,844
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,060
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	12,566
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,125
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,176
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	15,192
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,231
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,368
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	14,073
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,621
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,670
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,921

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,531
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,223
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project), Prere.	5.000%	6/1/22	350	351
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	13,750
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,181
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	743
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,225	1,251
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,866
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,702
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,375	3,523
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	3,733
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	3,697
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,533
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,232
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,233
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	21,720	22,173
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,000	1,000
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,750	1,750
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	4,000	4,000
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,875
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,257
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,423
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,875
[3]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	27,270	28,507
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	878
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,296
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,651
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,649
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,450
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,841
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,184
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,916
[5]	Miami University OH College & University Revenue	5.000%	9/1/27	195	216
[5]	Miami University OH College & University Revenue	5.000%	9/1/28	260	291
[5]	Miami University OH College & University Revenue	5.000%	9/1/29	275	312
[5]	Miami University OH College & University Revenue	5.000%	9/1/30	500	574
[5]	Miami University OH College & University Revenue	5.000%	9/1/31	545	632
[5]	Miami University OH College & University Revenue	5.000%	9/1/32	405	468
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,106
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	1,907
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,154
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	373
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue (Southwest General Health Center Project), Prere.	5.000%	8/1/22	345	348
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	6,132
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	11,429
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	923
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	11,918
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	762
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	9,426
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	12,831
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	838
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,946
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,515
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	841
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	13,545
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	487
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,776
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	778
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	16,828
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	503
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	16,589
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	535
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	6,405
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	2,615	2,170
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	411
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,325	1,317
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,958
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,837

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Appropriations Revenue	5.000%	12/15/22	1,500	1,531
Ohio Appropriations Revenue	5.000%	12/15/23	1,400	1,462
Ohio Appropriations Revenue	5.000%	12/15/25	2,015	2,186
Ohio Appropriations Revenue	5.000%	12/15/26	750	829
Ohio Appropriations Revenue	5.000%	12/1/30	900	1,045
Ohio GO	5.000%	9/15/22	4,415	4,469
Ohio GO	5.000%	5/1/23	255	263
Ohio GO	5.000%	6/15/24	420	443
Ohio GO	5.000%	8/1/24	2,870	3,036
Ohio GO	5.000%	9/15/24	12,250	12,992
Ohio GO	5.000%	2/1/25	5,000	5,342
Ohio GO	5.000%	5/1/25	19,650	21,107
Ohio GO	5.000%	5/1/25	660	709
Ohio GO	5.000%	6/15/26	1,015	1,113
Ohio GO	5.000%	8/1/26	25,360	27,871
Ohio GO	5.000%	9/1/26	10,000	11,006
Ohio GO	5.000%	11/1/26	7,080	7,822
Ohio GO	4.000%	2/1/27	8,220	8,275
Ohio GO	5.000%	2/1/27	11,595	12,633
Ohio GO	5.000%	5/1/27	5,085	5,567
Ohio GO	5.000%	5/1/27	1,000	1,113
Ohio GO	5.000%	6/15/27	3,000	3,074
Ohio GO	5.000%	6/15/27	625	697
Ohio GO	5.000%	9/15/27	2,410	2,698
Ohio GO	5.000%	11/1/27	6,635	7,450
Ohio GO	5.000%	3/15/29	3,805	3,983
Ohio GO	5.000%	3/1/31	7,840	8,645
Ohio GO	5.000%	5/1/31	1,335	1,420
Ohio GO	5.000%	9/1/31	9,370	9,780
Ohio GO	5.000%	3/1/32	8,230	9,063
Ohio GO	5.000%	9/1/32	9,850	10,275
Ohio GO	5.000%	11/1/32	3,500	3,718
Ohio GO	5.000%	3/1/33	8,645	9,508
Ohio GO	5.000%	5/1/33	3,000	3,345
Ohio GO	5.000%	5/1/33	8,075	8,573
Ohio GO	5.000%	6/15/33	16,465	17,830
Ohio GO	5.000%	9/1/33	10,355	10,796
Ohio GO	5.000%	3/1/34	9,075	9,972
Ohio GO	5.000%	5/1/34	3,250	3,620
Ohio GO	5.000%	9/1/34	10,885	11,345
Ohio GO	5.000%	3/1/35	8,530	9,369
Ohio GO	5.000%	5/1/35	9,525	10,488
Ohio GO	5.000%	6/15/35	19,795	21,413
Ohio GO	5.000%	9/1/35	11,445	11,924
Ohio GO	5.000%	3/1/36	10,005	10,980
Ohio GO	5.000%	3/15/36	5,000	5,214
Ohio GO	5.000%	5/1/36	6,060	6,424
Ohio GO	5.000%	6/15/36	18,000	19,458
Ohio GO	5.000%	3/1/37	10,505	11,523
Ohio GO	5.000%	5/1/37	19,940	21,936
Ohio GO	5.000%	3/1/38	9,030	9,897
Ohio GO	5.000%	6/15/39	3,000	3,357
Ohio GO, ETM	5.000%	8/1/24	30	32
Ohio GO, Prere.	5.000%	5/1/22	13,500	13,500
Ohio GO, Prere.	5.000%	5/1/22	10,220	10,220
Ohio GO, Prere.	5.000%	5/1/22	200	200
Ohio GO, Prere.	5.000%	6/15/22	2,000	2,009
Ohio GO, Prere.	5.000%	6/15/22	140	141
Ohio Government Fund/Grant Revenue	5.000%	12/15/22	5,330	5,439
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	9,819
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	24,694
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	10,267
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	25,360
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	17,229
Ohio Government Fund/Grant Revenue, Prere.	5.000%	6/15/22	3,275	3,289
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	405
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	508
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,441
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	634

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,657
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	1,032
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,580	1,834
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	845	936
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,815
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	7,920
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,440	1,585
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,307
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,350
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,196
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,885
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,682
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,204
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,473
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,000	995
	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	0.630%	5/2/22	10,500	10,500
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.360%	5/2/22	3,500	3,500
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.630%	5/2/22	4,000	4,000
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,589
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,220
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,662
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,906
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	5,332
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,738
[5]	Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/37	3,300	3,481
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,262
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,482
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	100	102
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,000	1,010
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,805	1,824
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	2,250	2,273
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	2,075	2,124
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	5,375	5,503
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,000	1,040
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	3,505	3,644
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,091
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,624
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,829
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,356
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,842
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,650	2,965
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,522
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,143
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,100	1,248
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,690
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	2,400	2,736
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,324
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,299
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	3,300	3,797
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/31	2,900	3,362
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/31	2,450	2,737
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/31	2,400	2,802
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	2,215	2,471
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	1,620	1,797
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	4,410	5,203
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,610	1,793
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,604
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/29	815	931
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	958
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,152
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/39	1,000	1,129
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,802
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,586
	Ohio Lease Revenue, ETM	5.000%	10/1/23	225	234
	Ohio Special Obligation Revenue	5.000%	12/1/25	3,500	3,795
	Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,662
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,368
	Ohio State University College & University Revenue	4.000%	12/1/37	5,000	5,214
	Ohio State University College & University Revenue	4.000%	12/1/38	9,130	9,502

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University College & University Revenue	4.000%	12/1/39	7,000	7,271
	Ohio State University College & University Revenue	4.000%	12/1/40	8,875	9,202
	Ohio State University College & University Revenue	4.000%	12/1/41	10,160	10,517
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,044
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,340	3,702
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,072
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,630	2,946
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	4,600	5,197
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	16,510	17,462
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,456
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,255	4,835
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	14,763
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	7,500	8,580
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	11,092
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,281
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	18,907
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	1,971
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	8,176
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	1,070	1,203
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	5,275	5,917
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	4,769
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,305
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,113
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,108
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	993
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	10,766
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	10,878
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,427
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	10,640
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	6,205
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	6,025	6,806
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	15,922
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	20,200
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	5,875	6,130
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	3,662
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	11,655
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	11,180
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	17,862
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	25,674
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	27,477
	Ohio Water Development Authority Water Revenue	5.000%	6/1/22	165	165
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	500	580
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,750	2,016
	Olentangy Local School District GO, Prere.	4.000%	12/1/22	150	152
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,360
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,260
	University of Cincinnati College & University Revenue	5.000%	6/1/22	2,605	2,613
	University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,111
	University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,031
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	766
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,246
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,266
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,697
	University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,033
	University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	6,385	6,404
	University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	1,000	1,003
	University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,023
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,249
					2,143,608
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/29	2,000	2,137
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/29	2,500	2,857
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/30	5,950	6,365
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/30	4,300	4,936
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	828
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,606
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,855
	Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,320
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	8,428

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	925	935
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	1,004
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,240
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,069
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,754
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,145
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,754
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,221
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,265
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,297
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,804
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,421
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,491
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,562
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/23	2,585	2,673
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,581
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,190
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	14,214
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,060	3,219
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,124
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,628
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,626
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,382
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,584
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,116
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,633
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,577
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	20,400	21,369
	Oklahoma City OK GO	3.000%	3/1/23	3,985	4,020
	Oklahoma City OK GO	4.000%	3/1/30	1,900	2,004
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/23	1,665	1,721
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/29	3,600	3,934
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	1,850	2,013
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/33	2,500	2,718
	Oklahoma Department of Transportation Government Fund/Grant Revenue GAN GO	5.000%	9/1/22	670	678
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,148
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,916
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,926
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,647
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,300
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	11,000	11,014
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,321
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,170
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	1,900	1,974
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	4,535	4,655
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	16,015	16,390
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	443
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	560	630
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/30	1,245	1,415
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,615
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	4,017
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,452
	Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	2,805
	Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	3,965
	Oklahoma State University College & University Revenue	5.000%	9/1/29	255	289
	Oklahoma State University College & University Revenue	5.000%	9/1/30	1,500	1,717
	Oklahoma State University College & University Revenue	5.000%	9/1/30	365	418
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	497
	Oklahoma State University College & University Revenue	4.000%	9/1/33	315	331
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	1,022
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	967
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	450
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	434
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	11,221
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,259

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,740
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,925
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,524
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/39	3,350	3,439
	Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,421
	Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,090
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,066
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	377
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,327
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,412
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	3,989
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	6,965
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	985
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	11,411
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,984
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,046
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,087
					300,494
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,217
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	757
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	996
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/22	460	462
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	13,130
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	17,842
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	3,904
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,339
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,492
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/25	100	105
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	310	331
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	424
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	582
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	605
	Eugene OR Electric Utility System Electric Power & Light Revenue, Prere.	4.000%	8/1/22	135	136
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	578
	Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,617
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	641
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	880
	Forest Grove OR College & University Revenue, Prere.	5.000%	5/1/22	1,500	1,500
	Hillsboro School District No. 1J GO, Prere.	4.000%	6/15/22	200	201
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	915
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,000	1,759
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,533
	Marion County OR School District No. 103 Woodburn GO, Prere.	5.000%	6/15/25	2,000	2,149
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	671
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	678
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	684
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,128
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	731
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	896
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,397
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,668
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,913
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,433
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	13,159
	Multnomah County OR GO	5.000%	6/15/28	39,990	45,303
	Multnomah County OR GO	4.000%	6/1/40	1,500	1,556
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	8,936
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	10,161
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	11,150
	Oregon (Q State Project) GO	5.000%	5/1/30	3,850	4,266
	Oregon (Q State Project) GO	5.000%	5/1/32	3,370	3,717
	Oregon (Q State Project) GO	5.000%	5/1/33	3,095	3,409
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	2,944
	Oregon (Q State Project) GO	5.000%	5/1/34	4,000	4,628
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	3,024
	Oregon (Q State Project) GO	5.000%	5/1/35	4,500	5,202
	Oregon (Q State Project) GO	5.000%	5/1/36	3,180	3,669
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	4,787

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,959
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,528
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	3,115	3,316
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	20,203
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	13,575	14,127
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	17,039
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	25,025	25,997
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	18,000	20,320
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	1,210	1,232
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	260	265
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	5,855
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	10,113
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,661
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,193
Oregon GO	5.000%	5/1/22	180	180
Oregon GO	5.000%	5/1/22	100	100
Oregon GO	5.000%	5/1/22	125	125
Oregon GO	2.000%	8/1/22	100	100
Oregon GO	5.000%	8/1/22	2,660	2,684
Oregon GO	5.000%	11/1/22	115	117
Oregon GO	5.000%	8/1/23	2,100	2,175
Oregon GO	5.000%	8/1/24	2,200	2,327
Oregon GO	5.000%	12/1/30	2,000	2,203
Oregon GO	5.000%	6/1/34	1,500	1,737
Oregon GO	5.000%	6/1/34	1,425	1,650
Oregon GO	5.000%	6/1/35	750	867
Oregon GO	5.000%	6/1/36	850	982
Oregon GO	5.000%	6/1/36	1,000	1,155
Oregon GO	4.000%	8/1/40	2,855	2,968
Oregon GO, Prere.	5.000%	5/1/23	2,915	3,001
Oregon GO, Prere.	5.000%	5/1/23	2,060	2,120
Oregon GO, Prere.	5.000%	11/1/23	1,440	1,500
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	7,960	9,017
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/32	13,000	14,972
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	632
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	798
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	745
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	744
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,063
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,169
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,361
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,276
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	332
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	670
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	676
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,324
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	17,212
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,439
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,326
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/22	1,000	1,017
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,301
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,899
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,124
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,621
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,488
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,170
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,932
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,251
Oregon State Lottery Revenue	5.000%	4/1/23	1,430	1,469
Oregon State Lottery Revenue	5.000%	4/1/23	6,355	6,527
Oregon State Lottery Revenue	5.000%	4/1/23	2,110	2,167
Oregon State Lottery Revenue	5.000%	4/1/25	2,130	2,234
Oregon State Lottery Revenue	5.000%	4/1/25	8,015	8,405
Oregon State Lottery Revenue	5.000%	4/1/26	2,275	2,434
Oregon State Lottery Revenue	5.000%	4/1/26	2,445	2,616
Oregon State Lottery Revenue	5.000%	4/1/29	8,000	8,529
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,199
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,780
Oregon State Lottery Revenue	5.000%	4/1/30	1,000	1,142

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,889
	Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,156
	Oregon State Lottery Revenue	5.000%	4/1/32	4,475	5,086
	Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,407
	Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,515
	Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,856
	Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,419
	Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,389
	Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,832
	Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,254
	Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,615
[5]	Oregon State Lottery Revenue	5.000%	4/1/38	4,000	4,635
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	11,010	11,314
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,560	5,713
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,545	5,698
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,278
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/27	1,920	2,133
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,483
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,773
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,544
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,754
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,419
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,148
	Pennsylvania Turnpike Commission Fuel Sales Tax Revenue	5.000%	11/15/23	175	183
	Port of Morrow OR GO	4.000%	12/1/38	1,455	1,515
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,830
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,083
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,120	1,269
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,065	1,212
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,263
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,170
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	11,125
	Portland Community College District GO	5.000%	6/15/22	100	100
	Portland Community College District GO	5.000%	6/15/25	1,530	1,646
	Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,921
	Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,679
	Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,735
	Portland OR (Portland Building Project) GO	5.000%	6/15/38	4,000	4,481
	Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,644
	Portland OR GO	5.000%	6/1/24	1,790	1,888
	Portland OR GO	5.000%	6/1/25	1,900	2,046
	Portland OR GO	5.000%	6/1/25	620	668
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/22	250	251
	Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,926
	Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,429
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	338
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,550
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	273
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	327
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	259
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	193
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	197
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	182
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	953
	Salem-Keizer School District No. 24J GO	5.000%	6/15/28	735	833
	Salem-Keizer School District No. 24J GO	5.000%	6/15/29	1,800	2,068
	Salem-Keizer School District No. 24J GO	5.000%	6/15/30	925	1,072
	Salem-Keizer School District No. 24J GO	5.000%	6/15/32	8,600	9,885
	Salem-Keizer School District No. 24J GO	5.000%	6/15/33	2,200	2,515
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	6,000	6,850
	Salem-Keizer School District No. 24J GO	5.000%	6/15/35	4,850	5,530
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	17,280
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	13,946
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	11,142
	Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,592
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,237
	Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,738
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,207
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,756

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tigard OR Water Revenue, Prere.	5.000%	8/1/22	100	101
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/22	150	152
	Tualatin Hills Park & Recreation District GO	5.000%	6/1/22	125	125
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	6,046
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,561
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	2,007
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	11,009
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	13,330
	Washington O County R GO	5.000%	6/1/22	180	181
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/27	2,000	1,869
					756,743
Pennsylvania (5.4%)
[5]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/32	1,165	1,288
[2]	Allegheny County Higher Education Building Authority College & University Revenue PUT, 70% of SOFR + 0.290%	0.486%	8/1/27	3,235	3,191
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	1,410	1,486
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	9,322
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	16,496
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	15,950
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,955
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	15,594
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	3,825
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	9,359
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,649
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,685
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	2,951
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,950
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	6,680
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	2,722
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	12,026
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	7,780
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	12,007
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	5,325
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	9,240
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,817
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,535
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,875
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,169
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,043
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	6,532
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,370
[2,5]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.7%	1.000%	5/15/27	54,550	54,550
	Allegheny County PA GO	5.000%	11/1/25	4,400	4,778
	Allegheny County PA GO	5.000%	11/1/29	12,065	13,271
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,725	3,885
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	479
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	225	254
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	300	341
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	250	284
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	866
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	417
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,239
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	702
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	619
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	769
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	418
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,329
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,535
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	4,869
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	5,672
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,662
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,149
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,590
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	2,878
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,607
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/29	1,450	1,564
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/30	1,450	1,575
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/31	2,225	2,426

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/32	2,265	2,483
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,750	1,909
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/34	1,165	1,270
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/35	1,850	2,013
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/36	1,000	1,087
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	9,510	10,229
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	2,795	2,795
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,500
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	2,000	2,000
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,310	2,310
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	3,740	3,740
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	3,000	3,000
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,575	2,575
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	5,365	5,365
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	245	245
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	5,864
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	2,939
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	2,500	2,657
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	3,124
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,325
[1]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,399
[1]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,462
[1]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,492
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	570	593
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/30	1,065	1,096
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	5,355
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,748
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	1,735	1,758
[4]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,700
[4]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,160
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,843
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,559
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.538%	11/1/25	1,870	1,851
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.538%	11/1/25	2,230	2,207
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.538%	11/1/25	1,840	1,821
	Bethlehem Area School District GO	5.000%	11/15/29	860	988
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/22	485	487
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	410	418
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	436
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	459
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	475	491
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	606
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	814
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	854
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/31	1,825	1,874
[5]	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/32	1,915	1,955
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	323
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,406
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	1,100	1,182
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,926
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,599
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,327
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,429
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,331
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/25	1,195	1,296
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,103
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	636
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,118
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,955
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,050
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,091
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,189
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,676
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,752
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,408
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,701
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,763
	Central Bucks School District GO	5.000%	5/15/22	1,735	1,737
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,494

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,311
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,417
	Chester County IDA Recreational Revenue	5.000%	12/1/33	4,350	5,004
	Chester County IDA Recreational Revenue	5.000%	12/1/34	4,795	5,507
	Chester County IDA Recreational Revenue	5.000%	12/1/35	2,500	2,868
	Chester County IDA Recreational Revenue	5.000%	12/1/36	2,165	2,478
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,296
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,558
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,588
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,800
[4]	Coatesville School District GO	5.000%	8/1/24	5,385	5,675
[4]	Coatesville School District GO	5.000%	8/1/25	4,045	4,348
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	914
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,170
	Colonial School District GO	5.000%	2/15/36	1,000	1,098
	Colonial School District GO	5.000%	2/15/37	1,015	1,114
	Colonial School District GO	5.000%	2/15/38	1,560	1,709
	Colonial School District GO	5.000%	2/15/39	1,350	1,478
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,048
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,114
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,124
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	7,000	7,021
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	875	878
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	175	176
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	5,832
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	9,139
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,806
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	13,434
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,373
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,268
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,026
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	4,425
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,048
	Commonwealth of Pennsylvania GO	5.000%	6/15/22	125	126
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,000	13,294
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	25,655	26,606
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	34,200	35,739
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	25,913
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,445	6,901
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	60,000	64,684
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	37,956
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	41,519
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	26,910
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	8,160	9,050
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	22,235
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	16,841
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,399
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35,000	39,337
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,446
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	54,785	57,132
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	17,000	17,672
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	25,020
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,685
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	46,697
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	41,795
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	11,000	11,513
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	44,829
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,000	5,131
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	19,592
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	41,397
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	6,345	5,743
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,366
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,209
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,200
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	17,876
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,301
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,413
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	8,244
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	21,683

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	20,888
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	145	145
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	6,500	6,679
	Conestoga Valley School District GO	4.000%	2/1/27	250	263
	Conestoga Valley School District GO	4.000%	2/1/28	535	568
	Conestoga Valley School District GO	4.000%	2/1/30	465	489
	Conestoga Valley School District GO	4.000%	2/1/31	500	524
	Conestoga Valley School District GO	4.000%	2/1/32	325	338
	Conestoga Valley School District GO	4.000%	2/1/34	1,445	1,485
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,914
	Conestoga Valley School District GO	4.000%	2/1/35	1,000	1,026
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,150
	Conestoga Valley School District GO	4.000%	2/1/39	640	648
	Conestoga Valley School District GO	4.000%	2/1/40	750	756
	Council Rock School District GO	2.000%	8/15/40	3,730	2,621
	Council Rock School District GO	2.000%	8/15/41	2,645	1,833
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,055
[6]	Dauphin County General Authority College & University Revenue	4.000%	10/15/22	145	145
[6]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,368
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,634
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,125
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,569
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,045
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,245
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,827
	Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	3.000%	7/1/22	100	100
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	4,850	4,946
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.840%	3/1/26	10,070	9,989
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SOFR + 0.490%	0.671%	3/1/27	9,530	9,428
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	16,655	18,817
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	6,100	5,392
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,068
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,156
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,716
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,074
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,155
	East Lycoming School District GO	4.000%	9/15/40	1,000	1,029
	East Lycoming School District GO	4.000%	9/15/42	1,265	1,294
	East Penn School District GO	4.000%	11/15/22	500	506
	Easton Area School District GO	4.000%	4/1/30	2,300	2,374
	Easton Area School District GO	5.000%	2/1/31	1,580	1,781
	Exeter Township School District GO	4.000%	5/15/28	4,265	4,514
[1]	Fairview School District GO	3.000%	9/15/33	650	620
[1]	Fairview School District GO	3.000%	9/15/34	650	614
[1]	Fairview School District GO	3.000%	9/15/36	500	464
[1]	Fairview School District GO	3.000%	9/15/37	500	449
[1]	Fairview School District GO	3.000%	9/15/38	1,000	890
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,295
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,754
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,321
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,100
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	5,912
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	5,060	5,663
[4]	Harrisburg School District GO	5.000%	11/15/26	4,560	5,000
[4]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,569
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,699
[4,5]	Hempfield Area School District GO	5.000%	3/15/42	14,000	15,573
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	870
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	488
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	465
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	7,353
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,564
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,513
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,267
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,262
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	871
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,302
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,352

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	1,500	1,617
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,075
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue (St Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,683
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	5,959
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,033
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	417
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	520
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,240	6,618
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	3,100
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	5,120
[4]	Lancaster PA GO	4.000%	11/1/22	390	395
[4]	Lancaster PA GO	4.000%	11/1/23	670	687
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	166
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	207
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	384
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	389
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	223
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	204
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	221
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,288
	Lower Merion School District GO	4.000%	11/15/29	8,755	9,520
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	573
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,921
[4]	Luzerne County PA GO	5.000%	12/15/25	500	536
[4]	Luzerne County PA GO	5.000%	12/15/25	400	429
[4]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,089
[4]	Luzerne County PA GO	5.000%	12/15/26	500	544
[4]	Luzerne County PA GO	5.000%	12/15/27	500	551
[4]	Luzerne County PA GO	5.000%	12/15/27	500	551
[1]	Lycoming County Authority College & University Revenue	5.000%	7/1/22	150	151
	Lycoming County Authority College & University Revenue	5.000%	10/1/22	1,025	1,040
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	784
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,162
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	734
	Manheim Central School District GO	4.000%	5/1/36	825	858
	Manheim Central School District GO	4.000%	5/1/37	750	772
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,753
	Manheim Central School District GO	4.000%	5/1/40	2,475	2,544
	Manheim Central School District GO	4.000%	5/1/41	400	409
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,125	7,198
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,051
[5]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group) Class B	5.000%	2/15/30	2,000	2,255
[5]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group) Class B	5.000%	2/15/31	1,200	1,362
[5]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group) Class B	5.000%	2/15/32	810	923
[5]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group) Class B	4.000%	2/15/37	1,000	1,010
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,230
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,384
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,499
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	8,044
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,450
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,170
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,500	1,511
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,500	1,508
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,750	1,756
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,173
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	3,123
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,240
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,213
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,249
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,542
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,707
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	5,036
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	4,455

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,026
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,015
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,510
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	7,000	7,020
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	6,000	6,017
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,500	8,525
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,487
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,557
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	8,000	8,171
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/24	4,665	4,864
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	8,322
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	7,930
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	8,906
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	4,106
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,733
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,658
[4]	Montour School District GO	5.000%	4/1/32	3,245	3,483
[4]	Moon Area School District GO	4.000%	11/15/30	3,235	3,397
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,967
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	7,034
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,682
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,267
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,105
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,104
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,379
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,667
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project), Prere.	5.000%	7/1/22	6,270	6,307
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,064
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,057
	North Allegheny School District GO	4.000%	5/1/36	760	790
[4]	North Pocono School District GO	4.000%	9/15/29	2,175	2,333
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	2,971
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,178
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,438
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,610
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	8,302
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,729
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,198
[4]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,065
	Penn Delco School District GO	3.000%	6/1/32	600	574
	Penn Delco School District GO	3.000%	6/1/33	600	570
	Penn Delco School District GO	3.000%	6/1/34	830	779
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,455	1,486
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/23	100	102
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,184
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,381
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,148
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,189
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,781
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,942
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,562
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,686
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	11,126
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,296
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,811
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,579
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,739
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,824
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,240
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	13,594
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,240
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,417
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	6,965	7,300
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/32	1,150	1,301
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,502

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,476
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,308
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	1,200	1,355
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,049
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/34	1,470	1,657
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,052
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,379
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,461
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,035
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,714
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,569
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,954
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,296
[5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group)	5.000%	2/15/29	350	391
[5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (UPMC Obligated Group)	5.000%	2/15/31	1,280	1,453
[2,5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.000%	5/15/27	12,640	12,640
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	12,845	11,375
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	300	301
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	425	427
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,444
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/24	7,040	7,465
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,679
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	5,482
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,698
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	4,997
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	10,317
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	922
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,399
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,685
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,553
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,129
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,195
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,127
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,081
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	8,811
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	10,358
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	4,829
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,153
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,350
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	14,036
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/42	1,200	1,208
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/22	1,745	1,755
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	700	708
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	1,650	1,669
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	500	506
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	1,000	1,011
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	50	50
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,261
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,678
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	2,015
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,099
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,100	1,236
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,540	1,556
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,040	1,215
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,370	2,717
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,582
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,052
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,258
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	7,630	7,692
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,283
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,238
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	1,811
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,220
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,569
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	563

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	111
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,964
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	557
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,971
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,691
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,476
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,372
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	11,971
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	10,750
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	11,450	11,314
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	11,840	12,264
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	5,063
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,513
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,483
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,963
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,799
	Pennsylvania State University College & University Revenue	5.000%	9/1/34	5,125	5,633
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,750
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,469
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,832
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	3,015	3,146
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,621
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	2,044
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,978
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	5,071
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	6,525	6,606
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	6,395	6,464
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,798
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	29,157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	12,691
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	40,417
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,215
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	11,033
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	38,465
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	38,321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,513
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,722
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,397
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,595
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,362
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,559
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,953
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	10,305
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,875
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,621
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,064
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,260
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	8,255
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,479
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,481
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	2,000	2,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,082
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,132
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	4,000	4,243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,411
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	7,642
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,840
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,432
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	25,500	26,919
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,785	3,996
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,286
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	15,743
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,405
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	19,066
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	31,235	33,069
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,441

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,610
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	10,667
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,975
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	8,016
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,841
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,197
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	23,000	24,221
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	6,127
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	875	994
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	9,007
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,870
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	2,913
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,304
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,425
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,625	1,831
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,850	2,084
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	24,085
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,444
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	32,878
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,379
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,413
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,600	1,799
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,120	4,657
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,000	2,248
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	27,596
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,370
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,275
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	16,597
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,524
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,270	10,448
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,892
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,856
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,949
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,607
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,000	13,508
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	1,866
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	8,000	8,989
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,223
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,470	4,028
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,692
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,893
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,006
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,000	1,017
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,000	2,239
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	4,000	4,199
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,846
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	2,001
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,064
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,440	3,846
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,025
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,240	6,319
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	854
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,508
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,657
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,890
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	4.000%	12/1/22	195	198
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,165	2,207
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,825	1,860
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	450	459
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	500	510
[3,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.350%	5/2/22	11,135	11,135
[3,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.350%	5/2/22	25,895	25,895
	Pennsylvania Turnpike Commission Rev Highway Revenue	5.000%	12/1/30	6,795	7,444
	Perkiomen Valley School District GO	4.000%	2/15/31	4,000	4,131
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/28	420	436
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	755
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/29	220	227

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/30	145	149
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	543
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	638
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/24	6,500	6,807
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	8,468
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	13,726
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	7,201
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	3,754
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	2,704
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,660
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/29	795	806
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,034
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	4,721
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	2,919
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,134
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	5,763
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,447
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	7,566
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,242
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,214
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	1,864
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	8,160	8,049
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	8,566
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,120
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,103
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,238
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,890
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,302
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,261
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,683
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,427
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	630	675
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	6,098
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/23	5,590	5,795
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	6,758
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,523
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,736
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,902
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,071
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,638
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,185
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,817
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,430
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,442
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,126
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,268
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,733
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,548
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	836
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	2,817
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,520
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,455	3,852
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,288
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,249
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	16,209
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,433
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	2,871
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,441
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,259
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,650
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	4,000	4,028
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	10,000	10,070
[6]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc/PA)	5.000%	4/15/32	1,000	1,027
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,335
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,242
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,311
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,494
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,486
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,476

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,282
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	9,112
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	8,160	8,247
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,165	5,203
	Philadelphia PA GO	5.000%	5/1/22	160	160
	Philadelphia PA GO	5.000%	8/1/23	7,310	7,566
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,356
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,873
	Philadelphia PA GO	5.000%	5/1/35	9,000	10,185
	Philadelphia PA GO	5.000%	5/1/36	9,000	10,151
	Philadelphia PA GO	4.000%	5/1/37	6,000	6,145
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,490
	Philadelphia PA GO	4.000%	5/1/38	7,045	7,202
	Philadelphia PA GO	4.000%	5/1/39	10,510	10,725
	Philadelphia PA GO	4.000%	5/1/40	12,800	13,039
	Philadelphia PA GO	4.000%	5/1/41	5,000	5,070
	Philadelphia PA Water & Wastewater Sewer Revenue, Prere.	5.000%	11/1/22	150	152
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/22	100	101
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/23	2,410	2,462
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,099
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	4,013
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	5,791
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,903
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,300
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,342
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,778
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	2,020
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,178
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,560
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	6,354
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,431
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,550
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,515
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	11,287
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,381
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,197
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	15,141
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	577
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,767
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,834
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	15,864
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,749
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,921
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	14,049
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	278
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,991
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	5,012
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	14,565
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,467
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	6,086
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,589
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	3,049
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,636
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,576
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,697
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,310	7,974
[4,8]	Philadelphia School District GO	5.000%	6/1/24	1,960	2,056
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	21,569
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,471
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,250
	Philadelphia School District GO	5.000%	9/1/30	3,225	3,601
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,341
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,252
	Philadelphia School District GO	5.000%	9/1/32	4,425	4,919
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,664
	Philadelphia School District GO	4.000%	9/1/36	2,960	3,044
	Philadelphia School District GO	4.000%	9/1/39	4,520	4,629
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	3,054
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	4,000	4,453

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pittsburgh PA GO	5.000%	9/1/32	500	569
	Pittsburgh PA GO	5.000%	9/1/33	500	568
	Pittsburgh School District GO	5.000%	9/1/25	1,850	2,001
[4]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,367
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,130
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,128
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	619
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	1,000	1,133
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	769
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	564
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,968
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,241
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,553
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,524
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,243
[2,4]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.090%	12/1/23	8,990	8,997
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,031
[4]	Pocono Mountain School District GO	4.000%	9/1/22	2,155	2,172
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	15,380
[4]	Reading School District GO	5.000%	3/1/26	1,235	1,336
[4]	Reading School District GO	5.000%	3/1/36	1,250	1,344
[4]	River Valley School District GO	4.000%	3/15/29	1,470	1,552
[4]	River Valley School District GO	4.000%	3/15/30	1,610	1,705
[4]	River Valley School District GO	4.000%	3/15/31	1,670	1,765
[4]	River Valley School District GO	4.000%	3/15/32	1,740	1,826
[4]	River Valley School District GO	4.000%	3/15/34	1,880	1,945
[4]	River Valley School District GO	4.000%	3/15/35	1,955	2,016
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,259
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,999
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,842
	Rose Tree Media School District GO	5.000%	4/1/29	700	761
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,661
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,063
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,215
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,118
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	122
	Seneca Valley School District GO	4.000%	4/1/35	1,875	1,951
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,086
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	941
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.370%	5/2/22	3,600	3,600
[3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.380%	5/2/22	35,500	35,500
[4,5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/27	2,330	2,438
[4,5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/28	1,005	1,107
[4,5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/29	640	711
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,219
	State College Area School District GO	5.000%	11/15/22	500	509
	State Public School Building Authority College & University Revenue	5.000%	5/1/24	3,290	3,451
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	2,801
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	3,049
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,644
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,308
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	22,003
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	10,131
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	34,158
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	16,512
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,290	7,924
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	9,124
[4]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	662
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,574
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,755
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,826
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,162
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,744
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,395
	Township of Bensalem PA GO, Prere.	5.000%	6/1/23	110	113

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Trinity Area School District GO	4.000%	11/1/37	600	617
[4]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,781
[4]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,793
[4]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,273
	Twin Valley School District GO Class B	3.000%	4/1/28	1,000	1,000
	Twin Valley School District GO Class B	3.000%	4/1/29	500	498
	Twin Valley School District GO Class B	3.000%	4/1/30	1,150	1,133
	Twin Valley School District GO Class B	3.000%	4/1/31	1,200	1,155
	Twin Valley School District GO Class B	3.000%	4/1/32	1,100	1,052
	Twin Valley School District GO Class B	3.000%	4/1/33	1,250	1,179
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	18,000	18,880
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,401
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	4,387
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	656
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	678
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	698
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,443
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,488
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,532
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	7,850
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	125	126
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	150	153
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	237
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	239
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	362
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	364
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	446
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	789
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	625
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,181
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	15,000	15,551
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,402
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,020
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,284
[1]	William Penn School District GO	3.000%	11/15/39	1,000	891
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,320
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,370
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,424
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,484
					4,067,349
Puerto Rico (0.8%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	6,899	6,982
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	8,724	7,932
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	16,180	16,714
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	30,806	32,634
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	35,910	38,630
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	12,585	13,745
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	38,635	22,042
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	19,801	18,362
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	21,119	19,522
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	10,000	10,015
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,695	2,742
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	2,270	2,357
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	2,575	2,719
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	2,725	2,921
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	2,775	3,014
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	4,735	5,207
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	456
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	249
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	669
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	191
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	395	439
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	50

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	35	35
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	50	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	30	30
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	44
[4,7]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,134
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	3,448	3,238
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	36,156	30,881
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	66,751	53,341
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	8,732
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	3,326
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	227,321	224,737
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	20,176
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,983	1,994
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	31,460	31,632
					587,086
Rhode Island (0.2%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	9/1/22	500	506
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,761
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	555
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	697
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,682
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	533
	Rhode Island GO	3.000%	5/1/32	8,170	7,838
	Rhode Island GO	3.000%	5/1/33	8,420	8,071
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,192
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	561
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	448
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	250	286
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	434
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	447
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	461
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	557
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	501
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	502
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	114
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	530
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	130	148
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	569
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	360	409
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	300	341
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	698
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/37	395	449
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	453
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	871
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	828
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	606
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/45	1,000	1,067
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,481
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,801
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,263
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,169
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,326
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,159
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	999
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,262
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	5,774
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	919
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,249
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,546

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,833
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	3,000	3,123
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	3,025
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/37	3,480	3,600
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,735
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	5,000	5,153
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,774
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,278
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	2,500	2,568
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	3,112
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,395
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,442
	Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Miscellaneous Revenue, Prere.	5.000%	10/1/22	125	127
	Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Miscellaneous Revenue, Prere.	5.000%	10/1/22	100	101
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,550	9,420
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,784
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	2,505	2,474
					149,007
South Carolina (1.3%)
	Aiken County SC Consolidated School District GO	4.000%	4/1/37	2,450	2,537
	Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	8,423
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	679
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,336
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	687
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,106
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	829
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,255
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	995
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	877
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	547
	Charleston County SC GO	4.000%	11/1/28	12,000	12,834
	Charleston County SC GO	4.000%	11/1/33	6,955	7,285
	Charleston County SC GO	4.000%	11/1/34	7,410	7,734
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	10,582
	Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	763
	Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/31	385	442
	Clemson University College & University Revenue	5.000%	5/1/22	4,860	4,860
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/28	475	535
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/29	1,750	1,841
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,050
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,110
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	685
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/32	1,250	1,307
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,639
	Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/25	8,805	9,012
	Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/26	9,760	9,981
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,715
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	4,041
	Fort Mill School District No. 4 GO	4.000%	3/1/31	2,890	3,028
	Fort Mill School District No. 4 GO	3.000%	3/1/32	5,550	5,522
	Fort Mill School District No. 4 GO	3.125%	3/1/33	5,720	5,686
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/32	575	656
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	684
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	681
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	625
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	622
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	774
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	883
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,058
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,065
	Horry County SC School District GO	5.000%	3/1/23	3,890	3,987
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,253
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,196
	Kershaw County SC School District GO	5.000%	3/1/29	8,210	9,154
	Lancaster County SC School District GO	5.000%	3/1/23	2,185	2,241
	Lancaster County SC School District GO	5.000%	3/1/26	3,950	4,311
	Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,104
	Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,535
	Lancaster County SC School District GO	4.000%	3/1/32	6,485	6,786

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,035
	Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,251
	Laurens County SC GO	5.000%	7/1/22	100	101
	Lexington & Richland School District No. 5 GO	4.000%	3/1/29	4,000	4,335
	Lexington & Richland School District No. 5 GO	4.000%	3/1/30	12,000	13,044
	Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	290	293
	Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	10	11
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,195
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,390
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,680
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,805
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,562
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,290
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	406
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,215
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,430
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	12,128
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,733
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	300	322
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	375	402
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,048
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/27	2,075	2,177
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,052
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,500	2,626
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,886
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,559
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,193
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,257
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,617
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	5,559
[5]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/33	1,465	1,557
[5]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/34	1,785	1,892
[5]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/35	2,040	2,157
[5]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/36	2,320	2,450
[5]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/37	2,620	2,764
[5]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/38	2,790	2,939
[5]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/39	2,285	2,403
[5]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/40	3,450	3,627
[5]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/41	1,810	1,901
[3]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	50,516
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/28	500	558
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/29	500	564
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/30	500	570
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/31	250	288
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/32	500	572
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/33	810	921
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/34	1,000	1,131
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/35	725	751
	Patriots Energy Group Nuclear Revenue	2.000%	6/1/37	500	366
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/38	600	616
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/39	575	590
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/40	600	609
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	8,780	8,657
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,405	1,432
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,296
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,132
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,174
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,727
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,486
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,928
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	25,410	26,671
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	14,561
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,200
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,340
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,592
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,129
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,661
	South Carolina GO	5.000%	10/1/22	100	101
	South Carolina GO	5.000%	4/1/25	1,460	1,568

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina GO	5.000%	4/1/27	1,200	1,338
	South Carolina GO	5.000%	4/1/28	1,245	1,410
	South Carolina GO	5.000%	4/1/29	1,175	1,350
	South Carolina GO	5.000%	4/1/29	1,325	1,523
[6]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	4.000%	6/1/36	3,250	3,018
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	12,349
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,833
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	777
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,061
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	958
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	549
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	545
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	20,176
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	4,038
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,698
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,349
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Conway Hospital Inc. Project), Prere.	5.000%	7/1/22	70	70
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	115	117
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	12,151
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	8,125
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	667
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	537
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	1,072
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,390	1,595
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	10,000	11,472
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	1,950	2,241
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	13,290
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	16,605	17,128
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	2,000	2,267
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	14,248
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	14,406
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	3,940	4,459
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	9,300	10,579
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,700	2,755
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	3,330	3,749
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	13,667
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	3,693
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	3,525	3,963
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	20,785	23,482
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	22,650	22,986
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	4,560	5,124
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	3,685
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	27,915	28,155
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,325	6,338
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,520	6,535
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	12,825	14,423
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,510	12,517
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,503
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,250	6,213
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,575
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/31	1,850	2,098
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/32	2,675	3,037
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/33	1,025	1,054
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/34	2,100	2,149
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/35	500	509
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/37	5,750	5,825
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	12,385	12,391
	South Carolina Public Service Authority Electric Power and Light Revenue	3.000%	12/1/41	9,900	8,263
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	10,240	10,668
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	13,985	14,788
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,317
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,811
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,178
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	16,240
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	4,133

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,432
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	427
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,500
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	20,000	21,270
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	4,979
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,710	5,690
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/28	6,500	6,741
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	15,607
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	33,461
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,800	1,981
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	247
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,625	1,805
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,105	2,356
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	323
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	4,490	5,057
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	565
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	3,044
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	564
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,640	2,979
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	601
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,000	2,249
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	506
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,011
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,057
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,505
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,058
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,551
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/35	2,730	3,154
	University of South Carolina College & University Revenue Class A	5.000%	5/1/24	445	468
	University of South Carolina College & University Revenue Class A	5.000%	5/1/25	400	429
	University of South Carolina College & University Revenue Class A	5.000%	5/1/28	330	370
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,924
					1,001,668
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	1,000	1,031
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	697
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	687
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,334
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	711
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,341
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,452
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,916
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,072
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,899
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,484
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,346
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,265
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,999
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,958
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	12,109
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,621
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,142
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,701
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	26,155
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	5,000	5,157
					86,077
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,725
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,720	1,889
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,290
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,343
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,410
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,091
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,633
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	810
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,090
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	823
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,488

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/31	2,250	2,406
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	726
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,525
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,566
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,527
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,612
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,920
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,873
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,789
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	4,075
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,503
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	2,052
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,694
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,488
Hamilton County TN GO	5.000%	4/1/24	1,925	2,022
Hamilton County TN GO	5.000%	5/1/30	4,000	4,096
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	748
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	1,057
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	6,001
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,880
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,962
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,428
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,248
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,884
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,048
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,574
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	34
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	180	193
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	260	279
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	270	290
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	220	236
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	56
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	140	158
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	100	113
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	56
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	120	135
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	4,860	4,961
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,124
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,661
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	216
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	6,629
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,742
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,283
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,882
Knox County TN GO	5.000%	6/1/28	2,480	2,808
Knox County TN GO	5.000%	6/1/29	1,510	1,734
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,071
Memphis TN GO	5.000%	11/1/25	1,240	1,289
Memphis TN GO	4.000%	6/1/30	9,265	9,676
Memphis TN GO	4.000%	6/1/31	8,635	8,985
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,125
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/35	2,245	2,310
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	954
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,492
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,311
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,048
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/22	1,900	1,911
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,250	2,317
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	2,255	2,360
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	4,650	4,952
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,165
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	549
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	555
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	559
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	1,800
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,875
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	1,967
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,052
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,601

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,014
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,009
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	260
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	205	201
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	215	210
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,000	906
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	6,480	7,277
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,300	2,461
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,000	1,006
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	140	144
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,194
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,109
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,109
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,335
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,379
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,145
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	826
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	709
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,098
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,316
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,369
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,154
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	4,665	4,693
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	14,675	16,435
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	20,000	22,706
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	9,241
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	4,038
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,822
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,654
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,873
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,589
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,417
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,725
	Murfreesboro TN GO	4.000%	6/1/26	4,770	4,981
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,184
	Murfreesboro TN GO	4.000%	6/1/28	5,160	5,375
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,433
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	967
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,660
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,275
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	1,500	1,371
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	919
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,456
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,621
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.360%	5/2/22	3,500	3,500
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.370%	5/2/22	60,835	60,835
	Shelby County TN GO	5.000%	3/1/26	1,165	1,167
	Shelby County TN GO	3.125%	4/1/32	6,145	6,169
	Shelby County TN GO	4.000%	4/1/32	5,705	6,036
	Shelby County TN GO	4.000%	4/1/33	6,055	6,394
	Shelby County TN GO	4.000%	4/1/35	7,200	7,516
[3]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	112,955	117,672
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	53,515	54,402
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	10,975	11,324
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	6,175
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	6,066
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,385
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	24,057
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/29	1,275	1,391
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/30	1,000	1,093
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/31	3,615	3,958

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	91,685	92,426
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	46,990	47,900
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	30,940	33,644
	Tennessee GO	5.000%	8/1/22	2,000	2,019
	Tennessee GO	5.000%	8/1/22	3,000	3,028
	Tennessee GO	5.000%	8/1/22	6,430	6,490
	Tennessee GO	5.000%	8/1/23	3,630	3,761
	Tennessee GO	5.000%	9/1/36	5,005	5,570
	Tennessee GO	5.000%	9/1/37	5,005	5,567
	Tennessee GO, Prere.	5.000%	9/1/24	2,000	2,119
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	1,960
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,250
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,219
	Tennessee GO, Prere.	5.000%	9/1/24	4,300	4,557
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,900	4,842
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,395	4,454
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/22	3,105	3,158
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/25	5,000	5,310
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,350
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	4,000
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	6,121
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,183
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,449
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,652
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,487
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,593
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,222
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	4,185	4,530
	Williamson County TN GO	5.000%	4/1/26	2,140	2,343
	Williamson County TN GO, Prere.	4.000%	5/1/23	3,000	3,059
	Wilson County TN GO	5.000%	4/1/25	3,435	3,685
	Wilson County TN GO	5.000%	4/1/29	2,940	3,367
					931,931
Texas (8.7%)
	Alamo Community College District GO	5.000%	8/15/25	1,250	1,348
	Alamo Community College District GO	5.000%	8/15/26	2,150	2,359
	Alamo Community College District GO	5.000%	8/15/27	1,250	1,393
	Alamo Community College District GO	5.000%	8/15/28	1,750	1,974
	Alamo Community College District GO	5.000%	8/15/29	2,500	2,855
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,277
[16]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	879
[16]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	851
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	2,872
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,610
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,310
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,272
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	4,017
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,216
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,420
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,638
[16]	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,071
[16]	Aldine Independent School District GO	5.000%	2/15/28	8,000	8,518
[16]	Aldine Independent School District GO	4.000%	2/15/31	12,120	12,485
[16]	Aldine Independent School District GO	4.000%	2/15/32	12,660	13,014
[16]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,181
[16]	Alief Independent School District GO	5.000%	2/15/23	2,600	2,664
[16]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,871
[16]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,908

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Allen Independent School District GO	5.000%	2/15/24	1,200	1,257
[16]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,157
[16]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,081
[16]	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	5,909
[16]	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	11,319
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	50	50
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	266
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	205	210
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	337
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	77
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	77
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	267
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	529
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	81
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	544
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	85
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	327
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	400
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	347
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,674
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	391
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,302
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	154
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,145
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,561
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	935
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,949
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	488
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,686
[16]	Arlington TX Independent School District GO	5.000%	2/15/24	4,560	4,781
[16]	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,089
[16]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,696
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,468
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	829
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,102
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,099
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,716
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,860
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,281
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,666
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,534
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	5,100
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,203
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	3,104
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,362
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,575
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,576
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	3,094
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	870
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	876
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,587
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	2,946
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,390
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,612
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,578
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,705
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	1,250	1,294
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,073
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,656
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,113
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	1,874
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue (Hays Campus Project), Prere.	4.125%	8/1/22	200	201
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue, Prere.	5.000%	8/1/22	2,000	2,018
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	723
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	884
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,129
[16]	Austin Independent School District GO	4.000%	8/1/38	7,120	7,475
[16]	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,296

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,219
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,394
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,897
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,081
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	4,827
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,025
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/30	1,565	1,790
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	10,645	10,730
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,914
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,610
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,738
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,306
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	1,772
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,309
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,292
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,312
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,376
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,262
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	5,312
[3,6]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	0.370%	5/2/22	20,540	20,540
	Austin TX GO	5.000%	9/1/22	350	354
	Austin TX GO	5.000%	9/1/26	10,000	10,776
	Austin TX GO	5.000%	9/1/27	6,530	7,170
	Austin TX GO	5.000%	9/1/29	2,855	3,018
	Austin TX GO	5.000%	9/1/30	1,240	1,310
	Austin TX GO	5.000%	9/1/31	2,140	2,261
	Austin TX GO	5.000%	9/1/33	4,315	4,557
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	1,390	1,596
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	1,500	1,741
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/32	10,705	11,204
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	11,935
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	12,626
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	6,145
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/36	1,750	1,833
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,779
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,631
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/38	2,250	2,347
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/40	2,250	2,334
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/41	2,000	2,072
[16]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,675
[16]	Beaumont Independent School District GO	5.000%	2/15/26	1,560	1,701
[16]	Beaumont Independent School District GO	3.000%	2/15/31	1,500	1,474
	Beaumont TX Waterworks & Sewer System Revenue Water Revenue, Prere.	5.000%	9/1/22	130	132
	Bell County TX GO	5.000%	2/15/26	1,000	1,091
[16]	Belton Independent School District GO	5.000%	2/15/29	1,530	1,742
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,846
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,416
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,023
	Bexar County Hospital District GO	5.000%	2/15/30	1,895	1,939
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	2,013
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,919
	Bexar County TX GO	5.000%	6/15/27	5,000	5,503
	Bexar County TX GO	5.000%	6/15/28	4,370	4,802
	Bexar County TX GO	4.000%	6/15/33	2,750	2,857
	Bexar County TX GO	4.000%	6/15/34	2,000	2,076
	Bexar County TX GO	4.000%	6/15/34	1,260	1,312
	Bexar County TX GO	4.000%	6/15/35	3,565	3,712
	Bexar County TX GO	4.000%	6/15/36	6,080	6,326
	Bexar County TX GO	4.000%	6/15/36	1,825	1,899
	Bexar County TX GO	5.000%	6/15/36	3,550	3,942
	Bexar County TX GO	4.000%	6/15/37	3,315	3,443
	Bexar County TX GO	4.000%	6/15/37	5,940	6,175
	Bexar County TX GO	4.000%	6/15/38	2,860	2,964
	Bexar County TX GO	4.000%	6/15/39	3,300	3,414
	Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	42,829
	Bexar County TX GO, Prere.	5.000%	6/15/23	160	165
	Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,274
	Bexar County TX GO, Prere.	5.000%	6/15/26	4,850	5,332
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	370	374

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	10,664
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	5,000	5,951
	Brazoria County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	7/1/22	690	695
	Brownsville Independent School District GO	4.000%	8/15/22	640	645
	Brownsville TX Utilities System Revenue Multi Utility Revenue, Prere.	5.000%	9/1/23	445	461
[16]	Bushland Independent School District GO	5.000%	2/15/30	1,835	2,115
[16]	Bushland Independent School District GO	5.000%	2/15/31	2,050	2,389
[16]	Bushland Independent School District GO	5.000%	2/15/32	2,155	2,502
[16]	Canyon Independent School District GO	5.000%	2/15/26	2,500	2,722
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,330	3,181
	Carrollton TX GO	5.000%	8/15/22	1,070	1,081
	Carrollton TX GO	5.000%	8/15/23	1,455	1,508
	Carrollton TX GO	5.000%	8/15/24	1,250	1,323
[16]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,000	1,090
[6]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	218
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	725	739
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,456
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,228
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,222
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,408
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	5,669
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	6,581
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,070
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	6,997
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,417
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,343
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,012
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,731
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	846
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	877
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,197
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,050
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	2,057
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	893
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	662
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,416
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,335
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,563
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,112
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,075
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,073
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	750	829
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,545
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,197
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,069
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,368
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,101
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,427
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,102
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,151
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,413
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	823
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	2,860
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,133
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,084
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,115
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	739
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	961
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	600	656
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	2,885
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,029
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,384
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,091
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,734
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,477
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,404
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,795
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,120
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,042

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,550
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,122
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,552
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,025
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,632
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	882
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	5,537
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	3,500	3,574
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,551
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,341
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,692
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,252
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,753
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	37,397
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,742
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	42,091
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	56,715
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	11,385	11,753
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	16,859
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	36,327
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	10,555	9,076
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,218
[16]	Channelview Independent School District GO	2.000%	8/15/40	1,000	709
[16]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,986
[16]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	4,891
[16]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,250	2,082
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	465	529
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	378
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	864
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,220
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	422
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	526
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	5.000%	8/15/31	575	660
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/33	1,110	1,187
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/34	950	1,012
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/35	1,100	1,169
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/37	1,000	1,060
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/38	1,400	1,478
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/39	1,500	1,576
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/40	1,500	1,569
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/41	1,400	1,458
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/42	1,400	1,451
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	5.000%	8/15/30	385	424
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	5.000%	8/15/31	435	480
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	4.000%	8/15/33	535	536
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	4.000%	8/15/34	555	555
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	4.000%	8/15/35	410	410
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	4.000%	8/15/37	785	780
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	4.000%	8/15/38	1,090	1,079
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	4.000%	8/15/39	1,130	1,116
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	4.000%	8/15/40	1,180	1,160
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	4.000%	8/15/41	1,225	1,200
	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools) Class A	4.000%	8/15/42	1,275	1,243
	Collin County Community College District GO	5.000%	8/15/31	1,000	1,139
	Collin County TX GO	5.000%	2/15/32	3,000	3,417
	Collin County TX GO	5.000%	2/15/33	2,000	2,271
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,859
[16]	Comal Independent School District GO	5.000%	2/1/26	4,410	4,795
[16]	Comal Independent School District GO	5.000%	2/1/27	6,440	7,007
[16]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,853
[16]	Comal Independent School District GO	5.000%	2/1/32	850	985
[16]	Comal Independent School District GO	4.000%	2/1/33	1,875	2,017
[16]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,467
[16]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,394
[16]	Comal Independent School District GO	4.000%	2/1/39	12,000	12,190
[16]	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,764
[16]	Conroe Independent School District GO	5.000%	2/15/28	7,810	8,492
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	139
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	191

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	170
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	188
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	226
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	265
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	292
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	314
	Conroe TX GO	5.000%	11/15/26	980	1,080
	Conroe TX GO	5.000%	11/15/27	1,015	1,136
	Conroe TX GO	5.000%	11/15/28	1,720	1,953
	Coppell Independent School District GO	5.000%	8/15/22	165	167
[16]	Coppell Independent School District GO	5.000%	8/15/23	3,255	3,376
[16]	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,483
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,673
[16]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,096
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,334
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	5,629
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	5,911
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,235	5,363
[16]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,356
[16]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/34	8,645	8,878
[16]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/37	4,000	4,183
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,295	2,339
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	1,195	1,218
	Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	105	107
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	5,105	5,722
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	6,020	6,888
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,499
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	7,251
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,700	5,889
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	7,975	8,476
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	12,222
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,409
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,365	11,238
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	9,030	9,790
	Dallas College GO	5.000%	2/15/26	3,440	3,726
	Dallas College GO	5.000%	2/15/27	3,610	3,976
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,001
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,709
	Dallas County Hospital District GO	5.000%	8/15/23	3,000	3,105
	Dallas County Hospital District GO	5.000%	8/15/27	7,030	7,832
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	17,339
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	16,327
	Dallas County TX GO	5.000%	8/15/25	3,825	4,132
	Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,352
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,900
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,697
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	9,052
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,115
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	9,824
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	7,845
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,319
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	6,801
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	9,068
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	15,513
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	14,195	14,397
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	11,027
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	13,008
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	7,775	7,886
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	5,675	6,430
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	5,785	5,867
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	4,078
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	9,040	9,167
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,065	2,314
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,000	3,362
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	21,550	21,897
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,415
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,435
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,165
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,178

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,302
[16]	Dallas Independent School District GO, Prere.	5.000%	2/15/25	7,500	8,015
	Dallas TX GO	5.000%	2/15/29	3,800	4,286
	Dallas TX GO	5.000%	2/15/30	5,000	5,703
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,266
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,294
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,819
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,814
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,494
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,320
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,801
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,829
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	1,026
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,795
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	150	152
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	4,220
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/31	3,000	3,210
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/32	4,870	5,209
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,060	4,317
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,000	2,115
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,494
[16]	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,885	1,874
[16]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	3,018
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,119
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,034
	Denton County TX GO	5.000%	7/15/24	1,610	1,700
	Denton County TX GO	5.000%	7/15/25	1,830	1,969
	Denton County TX GO	4.000%	7/15/32	3,025	3,134
	Denton County TX GO	4.000%	7/15/33	2,000	2,070
[16]	Denton Independent School District GO	5.000%	8/15/30	7,775	8,416
[16]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,503
[16]	Denton Independent School District GO, Prere.	5.000%	8/15/25	2,150	2,321
	Denton TX GO	4.000%	2/15/34	2,630	2,733
[16]	Dickinson Independent School District GO	5.000%	2/15/32	3,135	3,262
[16]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,750	2,686
[16]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	1,952
[16]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,090
[16]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	11,526
[16]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	11,120	11,884
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/35	1,300	1,381
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/36	1,350	1,432
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	3.000%	8/15/37	2,250	2,077
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,174
	Ector County Hospital District GO	5.000%	9/15/29	780	835
	Ector County Hospital District GO	5.000%	9/15/30	850	913
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,876
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,370
[9]	El Paso County Hospital District GO	5.000%	8/15/24	1,000	1,050
[16]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,819
[16]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,404
[16]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,294
[16]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,833
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,254
	El Paso TX GO	4.000%	8/15/22	620	625
	El Paso TX GO	5.000%	8/15/28	1,000	1,127
	El Paso TX GO	5.000%	8/15/28	1,440	1,623
	El Paso TX GO	5.000%	8/15/28	600	676
	El Paso TX GO	5.000%	8/15/29	1,395	1,591
	El Paso TX GO	5.000%	8/15/29	785	896
	El Paso TX GO	5.000%	8/15/29	1,005	1,098
	El Paso TX GO	5.000%	8/15/29	700	799
	El Paso TX GO	4.000%	8/15/30	3,480	3,626
	El Paso TX GO	5.000%	8/15/30	1,050	1,193
	El Paso TX GO	5.000%	8/15/30	840	968
	El Paso TX GO	5.000%	8/15/30	545	628
	El Paso TX GO	5.000%	8/15/31	4,050	4,409
	El Paso TX GO	5.000%	8/15/31	1,485	1,682
	El Paso TX GO	5.000%	8/15/31	650	736
	El Paso TX GO	5.000%	8/15/32	3,625	3,942

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	5.000%	8/15/32	1,500	1,697
	El Paso TX GO	5.000%	8/15/32	1,025	1,159
	El Paso TX GO	5.000%	8/15/32	680	769
	El Paso TX GO	3.000%	8/15/33	375	354
	El Paso TX GO	5.000%	8/15/33	1,300	1,469
	El Paso TX GO	5.000%	8/15/33	1,500	1,695
	El Paso TX GO	3.000%	8/15/34	710	663
	El Paso TX GO	4.000%	8/15/34	435	456
	El Paso TX GO	5.000%	8/15/34	4,570	4,960
	El Paso TX GO	3.000%	8/15/35	430	399
	El Paso TX GO	4.000%	8/15/35	1,000	1,042
	El Paso TX GO	4.000%	8/15/35	1,075	1,120
	El Paso TX GO	4.000%	8/15/35	450	470
	El Paso TX GO	5.000%	8/15/35	4,795	5,200
	El Paso TX GO	3.000%	8/15/36	485	444
	El Paso TX GO	4.000%	8/15/36	1,010	1,048
	El Paso TX GO	4.000%	8/15/36	1,000	1,038
	El Paso TX GO	4.000%	8/15/36	500	519
	El Paso TX GO	5.000%	8/15/36	4,005	4,342
	El Paso TX GO	5.000%	8/15/36	5,035	5,458
	El Paso TX GO	4.000%	8/15/37	500	517
	El Paso TX GO	4.000%	8/15/37	1,110	1,147
	El Paso TX GO	4.000%	8/15/37	680	703
	El Paso TX GO	3.000%	8/15/38	720	645
	El Paso TX GO	4.000%	8/15/38	1,155	1,188
	El Paso TX GO	4.000%	8/15/38	1,000	1,029
	El Paso TX GO	4.000%	8/15/39	1,000	1,024
	El Paso TX GO	4.000%	8/15/40	1,000	1,019
	El Paso TX GO, Prere.	5.000%	8/15/23	1,000	1,037
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,835
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/32	1,150	1,198
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,185
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,767
[16]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,526
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	362
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	235
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	717
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	333
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	711
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	485
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	753
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	557
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	326
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	379
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	777
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	421
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	814
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,435
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	396
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,330
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/31	1,315	1,521
[16]	Fort Bend Independent School District GO	5.000%	8/15/22	1,215	1,227
[16]	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	8,563
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,088
	Fort Worth TX GO	4.000%	3/1/29	6,480	6,956
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	6,471
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,855
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,861
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,166
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,878
[16]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,503
[16]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,147
[16]	Frenship Independent School District GO	3.000%	2/15/36	1,000	931
[16]	Friendswood Independent School District GO	4.000%	2/15/29	800	863
[16]	Friendswood Independent School District GO	4.000%	2/15/30	950	1,028
[16]	Frisco Independent School District GO	5.000%	8/15/22	5,000	5,050
[16]	Frisco Independent School District GO	5.000%	8/15/23	2,025	2,100
[16]	Frisco Independent School District GO	5.000%	8/15/25	4,545	4,910
[16]	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,160

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,772
[16]	Frisco Independent School District GO	5.000%	8/15/26	1,265	1,378
[16]	Frisco Independent School District GO	5.000%	8/15/27	3,635	4,029
[16]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,284
[16]	Frisco Independent School District GO	4.000%	8/15/32	3,765	3,939
[16]	Frisco Independent School District GO	4.000%	8/15/39	5,365	5,615
	Frisco TX GO	5.000%	2/15/26	2,790	2,989
	Frisco TX GO	5.000%	2/15/27	5,475	5,982
	Frisco TX GO	5.000%	2/15/29	2,505	2,727
[16]	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,529
[16]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,156
[16]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,042
[16]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,052
[16]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,173
[16]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,149
	Galveston County TX GO	4.000%	2/1/26	1,575	1,654
	Galveston County TX GO	4.000%	2/1/27	1,565	1,656
	Galveston County TX GO	4.000%	2/1/28	1,460	1,533
	Galveston County TX GO	4.000%	2/1/29	1,055	1,105
	Galveston County TX GO	5.000%	2/1/30	1,195	1,322
	Galveston County TX GO	4.000%	2/1/32	1,195	1,244
[16]	Garland Independent School District GO	5.000%	2/15/26	4,125	4,410
[16]	Garland Independent School District GO	4.000%	2/15/34	1,000	1,027
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,424
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,225
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,511
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,241
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,077
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,392
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,075
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,025
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,240
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,111
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,073
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,111
[16]	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	2,000	1,991
[16]	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	4,100	4,066
[16]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,089
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,557
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	71,515	72,896
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,173
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,740	6,106
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,120	19,326
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	5,500	5,877
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	4,780	4,992
[16]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,584
[16]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/28	3,000	3,240
[16]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/32	2,325	2,504
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/29	450	508
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	541
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	575
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	915
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	1,867
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,389
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	2,106
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	3,832
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,895	3,969
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	2,555	2,589
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,820	1,838
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	2,785
	Gregg County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	350	352
[16]	Gregory-Portland Independent School District GO	4.000%	2/15/29	2,690	2,875
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/30	110	113
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	129
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	103
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	144
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	175
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	113
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/36	100	103

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/37	200	205
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	2,016
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	330
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	442
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	513
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	536
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	821
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	230
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	606
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	427
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	330
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	684
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	789
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,200	2,203
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,160
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,121
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,175
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,351
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,673
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,852
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,784
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,356
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,065	2,145
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,354
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,393
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,325
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,350
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,848
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	3,935
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,336
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	2,823
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,472
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,980
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,405
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	4,116
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	0.969%	7/1/24	2,500	2,498
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	102
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,374
	Harris County Flood Control District GO	4.000%	10/1/35	3,400	3,598
	Harris County Flood Control District GO	4.000%	10/1/36	4,400	4,651
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,644
	Harris County Flood Control District Lease Revenue	5.000%	10/1/27	5,020	5,310
	Harris County Flood Control District Lease Revenue	5.000%	10/1/28	3,000	3,172
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,114
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	10,763
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	5,544
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,290
	Harris County Flood Control District Lease Revenue	4.000%	10/1/36	5,865	6,108
	Harris County Flood Control District Lease Revenue	4.000%	10/1/38	5,010	5,208
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,995
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	2,500	2,801
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	1,000	1,159
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	1,761
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,252
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,082
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	2,895
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,336
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,160
	Harris County TX GO	5.000%	8/15/22	100	101
	Harris County TX GO	5.000%	10/1/25	5,755	6,229
	Harris County TX GO	5.000%	10/1/25	8,180	8,854
	Harris County TX GO	5.000%	10/1/27	6,335	6,837
	Harris County TX GO	5.000%	10/1/28	6,660	7,172
	Harris County TX GO	5.000%	10/1/29	6,490	6,976
	Harris County TX GO	5.000%	10/1/29	665	766
	Harris County TX GO	5.000%	10/1/30	5,405	5,808
	Harris County TX GO	5.000%	10/1/30	4,000	4,460
	Harris County TX GO	5.000%	10/1/30	800	930

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	5.000%	10/1/34	2,700	3,002
	Harris County TX GO	5.000%	10/1/35	4,215	4,522
	Harris County TX GO	4.000%	10/1/36	690	734
	Harris County TX GO	5.000%	10/1/36	6,545	7,020
	Harris County TX GO	4.000%	10/1/37	765	813
	Harris County TX GO	5.000%	10/1/40	17,000	18,210
	Harris County TX Highway Revenue	5.000%	8/15/25	3,475	3,508
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,312
	Harris County TX Highway Revenue	5.000%	8/15/27	22,185	22,390
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,627
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,345
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	1,780	1,689
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,120
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,045
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,046
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,602
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,409
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,579
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,254
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,027
[6]	Hays County TX	3.250%	9/15/30	255	233
[6]	Hays County TX	3.750%	9/15/40	580	498
	Hays County TX GO	5.000%	2/15/26	1,145	1,245
	Hays County TX GO	5.000%	2/15/26	1,260	1,371
	Hays County TX GO	5.000%	2/15/27	1,105	1,223
	Hays County TX GO	5.000%	2/15/28	1,010	1,120
	Hays County TX GO	5.000%	2/15/28	1,695	1,880
	Hays County TX GO	5.000%	2/15/29	1,830	2,024
	Hays County TX GO	5.000%	2/15/29	1,615	1,786
	Hays County TX GO	5.000%	2/15/30	1,760	1,942
	Hays County TX GO	5.000%	2/15/30	2,175	2,400
	Hays County TX GO	5.000%	2/15/31	3,235	3,563
	Hays County TX GO	5.000%	2/15/31	1,590	1,751
	Hays County TX GO	5.000%	2/15/32	1,800	1,978
	Hays County TX GO	5.000%	2/15/34	1,035	1,136
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	540
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	1,017
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	541
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,560
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	484
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,000	1,052
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	620	666
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,312
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	925	993
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,416
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,548
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	916
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	947
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	830
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	910
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	590
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,535
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,058
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,120
[16]	Highland Park Independent School District GO	5.000%	2/15/24	1,645	1,724
	Highland Park Independent School District GO	5.000%	2/15/26	3,000	3,268
	Houston Community College System GO, Prere.	5.000%	2/15/23	3,635	3,725
	Houston Community College System GO, Prere.	5.000%	2/15/23	250	256
[16]	Houston Independent School District GO	5.000%	2/15/26	1,905	2,071
[16]	Houston Independent School District GO	5.000%	2/15/27	10,605	11,551
[16]	Houston Independent School District GO	5.000%	2/15/28	22,185	24,581
[16]	Houston Independent School District GO	4.000%	2/15/29	9,650	9,868
[16]	Houston Independent School District GO	4.000%	2/15/30	17,925	18,314
	Houston Independent School District GO	4.000%	2/15/31	9,645	9,747
[16]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,209
[16]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,376
[16]	Houston Independent School District GO PUT	3.000%	6/1/24	3,330	3,361
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	5,100
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,090

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,298
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	7,000	7,906
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,050	4,606
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,401
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,403
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,011
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,858
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,879
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,979
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	7,325	7,545
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	6,080	6,380
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,859
Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	3,025	3,152
Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	1,265	1,345
Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	4,046
Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,408
Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	6,401
Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,824
Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,900	2,119
Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	1,100	1,259
Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	16,608
Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,000	1,157
Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	17,535	18,348
Houston TX Combined Utility System Water Revenue	5.000%	11/15/31	1,185	1,385
Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	1,500	1,759
Houston TX Combined Utility System Water Revenue	4.000%	11/15/33	1,200	1,273
Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	11,000
Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,302
Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	4,014
Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,721
Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	913
Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	40,016
Houston TX Combined Utility System Water Revenue	4.000%	11/15/36	1,000	1,043
Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	2,500	2,717
Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	5,792
Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,753
Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,443
Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,345
Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/23	1,055	1,099
Houston TX GO	5.000%	3/1/23	4,000	4,102
Houston TX GO	5.000%	3/1/25	1,600	1,708
Houston TX GO	5.000%	3/1/26	10,000	10,882
Houston TX GO	5.000%	3/1/26	10,000	10,435
Houston TX GO	5.000%	3/1/27	9,800	10,650
Houston TX GO	5.000%	3/1/27	6,025	6,666
Houston TX GO	5.000%	3/1/28	10,025	11,059
Houston TX GO	5.000%	3/1/29	6,000	6,602
Houston TX GO	5.000%	3/1/31	5,195	5,602
Houston TX GO	5.000%	3/1/32	3,840	4,138
Houston TX GO	4.000%	3/1/33	5,000	5,203
Houston TX GO	4.000%	3/1/33	2,340	2,494
Houston TX GO	5.000%	3/1/33	1,105	1,190
Houston TX GO	4.000%	3/1/34	5,015	5,212
Houston TX GO	4.000%	3/1/34	580	616
Houston TX GO	4.000%	3/1/35	3,000	3,115
Houston TX GO	4.000%	3/1/35	665	705
Houston TX GO	3.000%	3/1/36	1,015	932
Houston TX GO	3.000%	3/1/37	3,500	3,189
Houston TX GO	3.000%	3/1/38	3,250	2,938
Houston TX GO	3.000%	3/1/39	2,500	2,243
Houston TX GO	3.000%	3/1/40	2,000	1,766
Houston TX GO	3.000%	3/1/41	3,170	2,778
Houston TX GO, Prere.	5.000%	3/1/24	4,000	4,189
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,732
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,537
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,588
Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	466
Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	467
Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	452

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	294
[16]	Humble Independent School District GO	5.500%	2/15/24	7,235	7,638
[16]	Humble Independent School District GO	4.000%	2/15/28	5,090	5,279
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/22	2,545	2,564
[16]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	3,290	3,324
[16]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/23	1,115	1,156
[16]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,250	1,324
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	15,672
[16]	Irving Independent School District GO	5.000%	2/15/23	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	129
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	158
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	170
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	218
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	158
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	163
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	162
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	162
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	189
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	269
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	268
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	321
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	321
[16]	Judson Independent School District GO	5.000%	2/1/25	1,070	1,143
[6]	Justin TX	3.000%	9/1/31	250	216
[6]	Justin TX	3.375%	9/1/41	500	407
[16]	Katy Independent School District GO	5.000%	2/15/25	2,560	2,737
[16]	Katy Independent School District GO	5.000%	2/15/26	2,090	2,238
[16]	Katy Independent School District GO	5.000%	2/15/34	7,560	8,214
[16]	Keller TX Independent School District GO	5.000%	8/15/26	5,155	5,509
[16]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,030
[16]	Keller TX Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,342
[16]	Kemp TX Independent School District GO, Prere.	4.000%	2/15/24	1,650	1,699
	Killeen TX GO, Prere.	5.000%	8/1/22	1,120	1,130
	Killeen TX GO, Prere.	5.000%	8/1/22	1,225	1,236
[16]	Klein Independent School District GO	4.000%	8/1/27	3,970	4,146
[16]	Klein Independent School District GO	4.000%	8/1/34	2,805	2,891
[16]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,177
[16]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,260
[16]	La Joya Independent School District GO, Prere.	5.000%	8/15/22	2,985	3,016
[16]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,039
[16]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,185
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/28	280	303
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/29	275	300
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/30	300	329
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/31	325	358
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/32	475	480
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/33	450	454
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/34	625	554
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/35	475	477
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/36	475	477
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/38	825	695
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/39	975	813
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/40	900	744
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,414
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	4,799
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,205
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,672
[16]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,045
[16]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,045
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/22	1,500	1,513
[16]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,905	2,984
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,000	2,111
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,583
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	200	224
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/29	200	225
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/30	215	241
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/31	250	280
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/32	270	302
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/33	225	251

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	317
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	248
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	579
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	421
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	394
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	656
[6]	Lavon TX	3.875%	9/15/32	537	488
[16]	Leander Independent School District GO	0.000%	8/16/24	8,500	7,986
[16]	Leander Independent School District GO	0.000%	8/16/25	10,000	9,100
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,834
[16]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,427
[16]	Lewisville Independent School District GO	4.000%	8/15/27	4,535	4,743
[16]	Lewisville Independent School District GO	5.000%	8/15/28	5,000	5,657
[16]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,399
[6]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	622
[6]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	194
	Lone Star College System GO	5.000%	2/15/24	1,780	1,865
	Lone Star College System GO	5.000%	2/15/25	1,075	1,150
	Lone Star College System GO	5.000%	2/15/25	1,930	2,065
	Lone Star College System GO	5.000%	2/15/27	5,000	5,545
	Lone Star College System GO	5.000%	2/15/27	1,960	2,174
	Lone Star College System GO	5.000%	2/15/28	4,045	4,547
	Lone Star College System GO	5.000%	2/15/29	2,505	2,848
	Lone Star College System GO	5.000%	2/15/30	2,655	3,056
[16]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/28	900	1,018
[16]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/31	1,330	1,538
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	6,755	7,623
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/35	9,730	11,015
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/36	10,235	11,565
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/39	6,080	6,821
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,960
	Lower Colorado River Authority Electric Power & Light Revenue, ETM	5.000%	5/15/22	100	100
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,671
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,117
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,465	1,651
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/30	1,630	1,853
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/31	655	751
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/32	1,700	1,935
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/33	1,050	1,183
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/34	3,015	3,381
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/35	2,600	2,900
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/36	5,250	5,850
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	1,055	1,056
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,071
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	2,818
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,132
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	1,971
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,522
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,346
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,245	1,393
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	4,720
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	1,670
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	2,000	2,227
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	4,980
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,390
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	2,500	2,780
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,174
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,655
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,208
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	2,980
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,253
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,690
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,275	2,426
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	5,569
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	4,726
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	4,693
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,010	3,086
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,747
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,492

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	13,955	14,303
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,517
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	8,710
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,221
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,385
	Lubbock County TX GO	4.000%	2/15/29	2,170	2,337
	Lubbock County TX GO	4.000%	2/15/30	2,260	2,444
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/34	1,825	1,913
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/35	4,415	4,590
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/36	3,620	3,734
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/37	7,510	6,740
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/38	3,420	3,446
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,000	999
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/40	10,095	8,695
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/41	4,500	4,468
	Lubbock TX GO	4.000%	2/15/31	1,525	1,586
	Lubbock TX GO	4.000%	2/15/32	1,425	1,480
	Lubbock TX GO	4.000%	2/15/33	1,000	1,038
	Mainland College GO	4.000%	8/15/30	650	699
	Mainland College GO	4.000%	8/15/31	795	852
	Mainland College GO	4.000%	8/15/32	560	597
	Mainland College GO	4.000%	8/15/33	510	543
	Mainland College GO	4.000%	8/15/34	635	675
	Mainland College GO	4.000%	8/15/35	500	529
	Mainland College GO	4.000%	8/15/36	1,000	1,058
	Mainland College GO	4.000%	8/15/37	750	790
	Mainland College GO	4.000%	8/15/38	750	789
	Mainland College GO	4.000%	8/15/39	1,680	1,764
	Mainland College GO	4.000%	8/15/40	895	936
[16]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,071
[16]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,064
[16]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,089
[16]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,102
[16]	Manor Independent School District GO	5.000%	8/1/29	2,115	2,428
[16]	Mansfield Independent School District GO	5.000%	2/15/26	2,215	2,408
[16]	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,000	6,103
[16]	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,100	6,205
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	9,269
	McAllen TX GO, Prere.	5.000%	2/15/23	880	902
[16]	McKinney Independent School District GO	4.000%	2/15/32	4,170	4,437
[16]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,419
[16]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,398
[17]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	780
[16]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,288
	Midland County Fresh Water Supply District No. 1 Water Revenue, Prere.	5.000%	9/15/22	100	101
[16]	Midway Independent School District GO	4.000%	8/15/32	1,500	1,600
[16]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	5,425	5,711
[16]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	5,645	5,929
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	548
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	715
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	740
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,583
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,155
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	1,901
	Montgomery County TX GO	4.000%	3/1/29	11,625	12,454
	Montgomery County TX GO	4.000%	3/1/30	13,500	14,383
	Montgomery County TX GO	5.000%	3/1/31	16,450	17,814
	Montgomery County TX GO	5.000%	3/1/32	16,910	18,299
[16]	Montgomery Independent School District GO	4.000%	2/15/45	20,475	20,812
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,667
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,913
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,770
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,214
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,175
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,360
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,043
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,800
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,526

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/32	840	771
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/37	1,155	1,008
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/42	1,825	1,525
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	560	561
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,702
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,385
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	2,000	2,099
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,800
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	11,875
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	15,105
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,284
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,463
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,067
	North Central Texas Health Facility Development Corp. Health, Hospital, Nursing Home Revenue (Children's Medical Center Project), Prere.	5.000%	8/15/22	560	566
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,412
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,499
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,569
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,644
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,724
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,542
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,420
[16]	North East TX Independent School District GO	4.000%	8/1/33	1,450	1,532
[16]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,318
[16]	North East TX Independent School District GO, Prere.	5.000%	8/1/23	750	777
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/30	2,785	3,206
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,444
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/33	500	533
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	398
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	707
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	549
[6]	North Parkway Municipal Management District No. 1	3.625%	9/15/31	243	226
[6]	North Parkway Municipal Management District No. 1	4.250%	9/15/31	1,000	968
	North Texas Education Finance Corp. Charter School Aid Revenue, Prere.	5.250%	6/1/22	380	381
	North Texas Education Finance Corp.Charter School Aid Revenue, Prere.	5.125%	6/1/22	200	201
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/22	500	502
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,425
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/22	6,000	6,071
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	9,109
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	9,106
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,865	1,903
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	4,875	4,978
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	6,530	6,808
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	8,615
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,316
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	3,683
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	11,138
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,055	1,073
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,400	1,424
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,113
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,430	4,599
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,933
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,910
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,429
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,298
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	5,400	5,592
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,947
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,058
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,205	11,603
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	15,945
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,281
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,304
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,902
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,965

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	50,427
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	17,123
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,851
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,226
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,660
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,107
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	46,671
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,740
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,461
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,610
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,111
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,095
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	34,621
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,595
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,616
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	8,307
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,635
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,109
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,809
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,089
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,421
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,319
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	13,649
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,210
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,398
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,050
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,594
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,213
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	16,373
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,104
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	38,705
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,417
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,985
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,161
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,573
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	12,240
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	3,015	3,063
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	2,000	2,034
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	3,210	3,279
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/24	3,185	3,328
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,246
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,304
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	5,360	3,788
[16]	Northside Independent School District GO	5.000%	2/15/23	3,130	3,208
[16]	Northside Independent School District GO	5.000%	6/15/23	3,015	3,115
[16]	Northside Independent School District GO	5.000%	2/15/24	5,090	5,337
[16]	Northside Independent School District GO	5.000%	6/15/25	3,000	3,095
[16]	Northside Independent School District GO	5.000%	6/15/27	2,390	2,623
[16]	Northside Independent School District GO	4.000%	6/1/35	1,895	2,005
[16]	Northside Independent School District GO	4.000%	6/1/36	1,000	1,057
[16]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,362
[16]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,979
[16]	Northside Independent School District GO, Prere.	4.000%	6/1/22	3,345	3,352
[16]	Northside Independent School District GO, Prere.	4.000%	6/1/22	3,645	3,653
[16]	Northside Independent School District GO, Prere.	4.000%	6/1/22	3,020	3,027
[16]	Northwest Independent School District GO	5.000%	2/15/25	10,000	10,683
[16]	Northwest Independent School District GO	5.000%	2/15/26	6,380	6,812
[16]	Northwest Independent School District GO	4.000%	2/15/37	3,125	3,261
[16]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,506
[16]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,610
	Nueces County TX GO	4.000%	2/15/34	480	509
	Nueces County TX GO	4.000%	2/15/36	640	676
	Nueces County TX GO	4.000%	2/15/39	1,250	1,312
	Odessa Junior College District GO	5.000%	8/15/26	770	843
	Odessa Junior College District GO	5.000%	8/15/28	660	736
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,239
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,028
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,958
	Odessa TX GO	3.000%	3/1/33	5,355	5,077

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Odessa TX GO	3.000%	3/1/34	2,685	2,513
	Odessa TX GO	3.000%	3/1/35	2,425	2,255
[16]	Palacios Independent School District GO	5.000%	2/15/30	1,490	1,715
[16]	Palacios Independent School District GO	5.000%	2/15/31	1,920	2,236
[16]	Palacios Independent School District GO	5.000%	2/15/32	2,310	2,717
[16]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,250
[16]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,371
[16]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,495
[16]	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,081
[16]	Pasadena Independent School District GO, Prere.	5.000%	2/15/23	5,465	5,601
	Pasadena TX GO	4.000%	2/15/29	1,000	1,033
	Pasadena TX GO	4.000%	2/15/30	1,765	1,822
[16]	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,289
[16]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,230
[16]	Pearland Independent School District GO	4.000%	2/15/31	3,830	3,978
[16]	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,076
	Pearland TX GO	5.000%	3/1/30	9,575	10,376
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/34	2,255	2,407
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/35	1,695	1,807
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	1,700	1,810
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/37	2,000	2,126
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	2,600	2,661
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	3,130	3,301
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	6,729
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,265
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/32	2,785	2,872
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/33	5,675	5,849
[16]	Pflugerville Independent School District GO	5.000%	2/15/23	2,000	2,049
[16]	Pflugerville Independent School District GO	5.000%	2/15/31	2,795	3,115
[16]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,742
[16]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,722
[16]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,356
[16]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,214
[16]	Plano Independent School District GO	5.000%	2/15/28	12,745	13,868
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/28	1,000	1,128
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,153
[16]	Port Neches-Groves Independent School District GO	2.000%	2/15/39	2,305	1,708
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,734
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,415
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,658
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,325
[16]	Prosper Independent School District GO	4.000%	2/15/32	3,290	3,499
[16]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,526
	Prosper TX GO	4.000%	2/15/31	1,805	1,943
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,063
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,059
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	969
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	862
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,518
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	1,015
[16]	Richardson Independent School District GO	5.000%	2/15/29	1,350	1,541
[16]	Richardson Independent School District GO	5.000%	2/15/30	1,600	1,848
[16]	Richardson Independent School District GO	3.000%	2/15/39	1,000	912
[16]	Richardson Independent School District GO	3.000%	2/15/41	1,000	899
[16]	Round Rock Independent School District GO	5.000%	8/1/29	1,255	1,373
[16]	Round Rock Independent School District GO	4.000%	8/1/32	5,050	5,386
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	215	222
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	5,001
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,659
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	1,819
[16]	San Antonio Independent School District GO	4.000%	8/15/41	6,410	6,702
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	2,005
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,277
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,413
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	670
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	2,592
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	2,739
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	2,848
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	2,983

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	41,195
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	7,510	7,576
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	905	950
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	3,150	3,178
[5]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,858
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	401
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	13,054
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	407
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	8,256
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	16,329
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	485	541
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	2,200	2,203
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	3,695	3,948
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,146
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	11,770
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	2,820
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	12,622
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	5,470	5,406
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/31	3,000	3,224
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,119
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,330	1,534
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	5,355	5,754
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	1,210	1,392
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,504
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,183
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	2,560	2,748
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,410	1,619
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,670	1,934
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,854
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	33,987
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,382
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	2,765	3,188
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	20,820
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	2,200	2,512
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,750	2,013
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,356
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	4,639
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	2,132
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	2,000	2,296
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	17,821
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	1,984
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	2,000	2,273
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,378
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,000	2,256
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	5,116
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,819
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,222
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,447
	San Antonio TX Electric & Gas Systems Revenue Electric Power & Light Revenue, ETM	5.000%	2/1/24	1,000	1,046
	San Antonio TX GO	5.000%	8/1/23	350	363
	San Antonio TX GO	5.000%	2/1/25	10,000	10,678
	San Antonio TX GO	5.000%	2/1/26	5,800	6,190
	San Antonio TX GO	5.000%	2/1/27	4,915	5,243
	San Antonio TX GO	4.000%	8/1/35	9,170	9,667
	San Antonio TX GO	4.000%	8/1/35	2,355	2,507
	San Antonio TX GO	4.000%	8/1/36	2,235	2,376
	San Antonio TX GO	4.000%	8/1/37	5,000	5,309
	San Antonio TX GO	3.000%	8/1/38	2,625	2,369
	San Antonio TX GO	4.000%	8/1/38	7,560	8,012
	San Antonio TX GO	3.000%	8/1/39	2,705	2,423
	San Antonio TX GO	4.000%	8/1/39	7,875	8,330
	San Antonio TX GO	4.000%	8/1/40	7,690	8,089
	San Antonio TX GO, Prere.	4.000%	8/1/22	4,395	4,424
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,303
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,149
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,832
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,047
	San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,198
[16]	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	5,964

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	6,678
[16]	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,621
[16]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,856
[16]	San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,316
[16]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,093
[16]	San Antonio TX Independent School District GO	5.000%	8/15/32	4,525	5,099
[16]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,213
[16]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,209
[16]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,008
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,225
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,511
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,798
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,632
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	7,081
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,972
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,861
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,651
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,669
	San Antonio Water System Water Revenue	4.000%	5/15/38	4,000	4,194
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	6,104
	San Antonio Water System Water Revenue	4.000%	5/15/39	4,385	4,569
	San Antonio Water System Water Revenue	4.000%	5/15/40	14,000	14,370
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,993
	San Antonio Water System Water Revenue	4.000%	5/15/41	4,685	4,867
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,606
	San Jacinto Community College District GO	5.000%	2/15/30	700	807
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,068
	San Jacinto Community College District GO	4.000%	2/15/35	750	797
	San Jacinto Community College District GO	4.000%	2/15/36	700	743
[16]	Sherman Independent School District GO	4.000%	2/15/30	3,400	3,678
[16]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,462
[16]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,491
[16]	Socorro Independent School District GO	4.000%	8/15/32	3,000	3,152
[16]	Socorro Independent School District GO	5.000%	8/15/34	4,605	5,178
[16]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,982
[16]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,832
[16]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,721
[16]	Socorro Independent School District GO	4.000%	8/15/40	2,000	2,070
	South Texas College GO, Prere.	5.000%	8/15/23	955	989
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	4,681
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	875
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	2,762
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	770
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	2,972
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	830
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	1,800
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,438
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,530	3,518
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	3,719
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,271
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	2,787
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	610
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	219
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	551
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	436
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	458
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	228
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	228
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	355
[16]	Spring Branch Independent School District GO	5.000%	2/1/26	3,465	3,779
[16]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,773
[16]	Spring Independent School District GO	5.000%	8/15/23	300	311
[16]	Spring Independent School District GO	5.000%	8/15/25	3,690	3,987
[16]	Spring Independent School District GO	5.000%	8/15/28	7,850	8,439
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,536
[16]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,637
[16]	Spring Independent School District GO	5.000%	8/15/32	6,165	6,621
[16]	Spring Independent School District GO	5.000%	8/15/33	8,565	9,329
[16]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,789

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,535
[16]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,520
[16]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,429
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	666
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,471
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,099
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,563
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,039
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,365
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	935	953
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	965
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	585
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,774
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,319
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	4,562
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	6,839
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,315
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	908
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,697
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,847
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	3,034
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,099
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,060
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,538
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,006
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,021
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	804
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	3,055	3,070
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Methodist Hospitals of Dallas Obligated Group)	5.000%	10/1/31	3,000	3,484
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Methodist Hospitals of Dallas Obligated Group)	5.000%	10/1/36	555	630
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Methodist Hospitals of Dallas Obligated Group)	5.000%	10/1/38	1,900	2,148
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Methodist Hospitals of Dallas Obligated Group)	4.000%	10/1/41	2,000	1,980
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,301
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.320%	5/2/22	5,775	5,775
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.250%	10/1/23	21,880	22,791
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	2,320	2,484
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	4,565	5,158
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	5,529
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/30	2,735	2,969
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	7,570	7,926
	Texas A&M University College & University Revenue	5.000%	5/15/22	10,935	10,949
	Texas A&M University College & University Revenue	5.000%	5/15/28	2,400	2,659
	Texas A&M University College & University Revenue	4.000%	5/15/29	10,065	10,576
	Texas A&M University College & University Revenue, Prere.	5.000%	5/15/23	750	773
[16]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,501
	Texas GO	5.000%	8/1/22	885	893
	Texas GO	5.000%	8/1/22	200	202
	Texas GO	5.000%	4/1/24	6,230	6,542
	Texas GO	5.000%	10/1/24	2,020	2,119
	Texas GO	5.000%	10/1/24	20,700	21,975
	Texas GO	5.000%	10/1/24	4,000	4,246
	Texas GO	5.000%	4/1/25	3,855	4,133
	Texas GO	5.000%	4/1/25	10,050	10,539
	Texas GO	5.000%	10/1/25	33,710	35,737
	Texas GO	5.000%	10/1/25	16,250	17,600
	Texas GO	5.000%	4/1/26	13,560	14,209
	Texas GO	5.000%	10/1/26	8,000	8,470
	Texas GO	5.000%	10/1/27	2,000	2,159
	Texas GO	5.000%	10/1/30	17,430	19,297
	Texas GO	5.000%	4/1/32	15,000	16,169
	Texas GO	5.000%	10/1/32	12,225	13,483
	Texas GO	5.000%	4/1/33	5,000	5,384
	Texas GO	4.000%	10/1/33	3,500	3,647
	Texas GO	5.000%	10/1/33	7,560	8,318

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	4/1/34	4,010	4,315
	Texas GO	5.000%	10/1/34	11,795	12,953
	Texas GO	5.000%	4/1/36	13,000	13,974
	Texas GO	5.000%	4/1/36	19,300	20,745
	Texas GO	5.000%	10/1/36	55,945	59,777
	Texas GO	5.000%	4/1/37	8,000	8,593
	Texas GO	5.000%	4/1/38	4,300	4,614
	Texas GO	5.000%	4/1/39	10,450	11,205
[5]	Texas GO Class A	5.000%	8/1/35	1,000	1,150
[5]	Texas GO Class A	5.000%	8/1/36	1,585	1,814
[5]	Texas GO Class A	5.000%	8/1/37	1,000	1,144
	Texas GO, ETM	5.000%	8/1/22	1,000	1,009
	Texas GO, Prere.	4.000%	4/1/24	5,000	5,158
	Texas GO, Prere.	5.000%	4/1/24	32,025	33,631
	Texas GO, Prere.	5.000%	4/1/24	10,015	10,517
	Texas GO, Prere.	4.000%	10/1/24	3,500	3,634
	Texas GO, Prere.	5.000%	10/1/24	5,320	5,648
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,049
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,428
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,302
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,065	5,418
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	8,585	9,223
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	17,380	18,731
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	27,695	29,971
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	15,245	16,561
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/22	4,090	4,165
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,712
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	20,475	21,928
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	5,152
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	1,000	1,099
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,000	11,307
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	6,250	6,413
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	3,129
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,250	4,350
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,645
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	1,125	1,230
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	9,325
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	12,220
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	15,219
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,682
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	500	544
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	10,287
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	7,088
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	8,370	8,464
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,468
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	1,500	1,626
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	7,136
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,910
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	7,284
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	6,048
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	190	190
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	9,900	9,921
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,783
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	3,000	3,004
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,878
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	2,099
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,603
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,501
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,210
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/32	1,000	986
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,658
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,679
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,593
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,081
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,876
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,644
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	765	785
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,215	1,247
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	29,976

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	5,610	5,767
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	5,500	5,781
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	22,325	23,673
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	10,800	11,679
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	4,915
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,316
	Texas Water Development Board Water Revenue	5.000%	8/1/22	225	227
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,030	2,113
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,385	2,531
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,629
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	6,671
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	5,905
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	2,890
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,710	2,934
	Texas Water Development Board Water Revenue	5.000%	10/15/25	420	455
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	14,232
	Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,246
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	11,026
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,648
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,586
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,523
	Texas Water Development Board Water Revenue	5.000%	8/1/30	1,000	1,155
	Texas Water Development Board Water Revenue	4.000%	10/15/31	2,120	2,217
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,605	6,293
	Texas Water Development Board Water Revenue	5.000%	10/15/31	8,090	8,741
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,000	7,403
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,412
	Texas Water Development Board Water Revenue	4.000%	10/15/33	9,000	9,532
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,793
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	4,103
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	6,168
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	19,515
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	5,915
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	6,297
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	37,330
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	9,336
	Texas Water Development Board Water Revenue	4.000%	10/15/35	4,740	5,010
	Texas Water Development Board Water Revenue	4.000%	10/15/36	8,690	9,061
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	4,030
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,628
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,559
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,480
[16]	Tomball Independent School District GO	5.000%	2/15/23	5,000	5,121
[16]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,050
[16]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,114
	Travis County TX GO	5.000%	3/1/23	4,200	4,307
	Travis County TX GO	5.000%	3/1/27	2,510	2,733
	Travis County TX GO	5.000%	3/1/28	6,180	6,725
	Travis County TX GO	5.000%	3/1/31	5,100	5,780
	Travis County TX GO	5.000%	3/1/33	15,910	17,997
	Travis County TX GO	5.000%	3/1/37	8,930	10,054
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,607
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/30	2,845	3,287
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/32	1,800	1,930
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/33	1,550	1,652
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,564
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,930
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	5,001
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,386
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,433
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,810
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,904
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/30	1,885	1,995
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/31	1,990	2,104
[16]	Tyler Independent School District GO	5.000%	2/15/26	1,015	1,084
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,709
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,490
	University of Houston College & University Revenue	5.000%	2/15/29	1,210	1,310
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	9,014

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	5,018
	University of Houston College & University Revenue	3.000%	2/15/32	12,375	12,139
	University of Houston College & University Revenue	4.000%	2/15/32	4,875	5,026
	University of Houston College & University Revenue	4.000%	2/15/32	11,375	11,778
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	9,937
	University of Houston College & University Revenue	4.000%	2/15/33	10,000	10,343
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,403
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	10,295
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	15,462
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	16,180
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,038
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,088
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,471
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,222
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,746
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,807
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,201
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,979
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,306
	University of Texas System College & University Revenue	5.000%	8/15/22	2,915	2,945
	University of Texas System College & University Revenue	5.000%	8/15/22	1,000	1,010
	University of Texas System College & University Revenue	5.000%	8/15/22	1,700	1,717
	University of Texas System College & University Revenue	5.000%	8/15/22	5,030	5,081
	University of Texas System College & University Revenue	5.000%	8/15/23	9,030	9,357
	University of Texas System College & University Revenue	5.000%	8/15/24	3,450	3,644
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	4,053
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,180
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	10,984
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	6,035
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	7,146
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	6,750
	University of Texas System College & University Revenue	5.000%	8/15/27	10,045	11,228
	University of Texas System College & University Revenue	5.000%	8/15/27	2,300	2,571
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	2,825
	University of Texas System College & University Revenue	5.000%	8/15/33	10,495	11,901
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	9,835	9,937
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	4,180	4,223
[16]	Victoria Independent School District GO	5.000%	2/15/24	1,000	1,048
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/29	1,500	1,669
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/31	1,500	1,699
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/32	3,730	4,200
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/33	2,000	2,245
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/34	1,500	1,679
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/35	1,500	1,675
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,673
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,178
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,248
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,145
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	993
	Waco TX GO	5.000%	2/1/27	2,610	2,891
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,548
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,283
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,648
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,721
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,244
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,712
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,331
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,559
	Williamson County TX GO	5.000%	2/15/23	6,000	6,014
	Williamson County TX GO, Prere.	5.000%	2/15/25	7,305	7,774
[16]	Wylie Independent School District GO	5.000%	8/15/32	2,515	2,873
[16]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,503
[16]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,936
[16]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,908
[16]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,265
[16]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,555
					6,567,948

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	7,764
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,892
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	2,014
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/32	4,080	4,310
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,696
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,217
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,161
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/36	3,345	3,521
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,713
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,460	2,561
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	4,640	4,706
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	250	254
	Grand County School District GO, Prere.	3.000%	7/1/22	410	411
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,324
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,896
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,906
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	4,250	4,918
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	5,000	5,751
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,907
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,251
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,815	3,276
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,491
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,625
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	15,135
[5]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	13,000	14,552
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,056
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,050
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,417
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/36	1,000	1,047
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,503
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	4.000%	7/1/31	1,500	1,644
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/33	2,750	3,294
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/34	3,000	3,618
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/35	1,300	1,575
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	973
	Metropolitan Water District of Salt Lake & Sandy Water Revenue, Prere.	5.000%	7/1/22	2,000	2,012
	Nebo School District Local Building Authority Lease (Appropriation) Revenue	5.000%	7/1/22	145	146
	Ogden City UT Sewer & Water Revenue, Prere.	5.000%	6/15/23	100	103
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue (Provo School District)	5.000%	3/15/29	1,605	1,825
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue (Provo School District)	3.000%	3/15/37	6,045	5,333
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,213
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,189
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,098
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,190
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,371
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,271
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,959
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,866
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,404
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,737
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/33	1,120	1,268
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,300
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,185
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,166
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,875
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,421
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,179
	University of Utah College & University Revenue	5.000%	8/1/27	850	946
	University of Utah College & University Revenue	5.000%	8/1/28	565	637
	University of Utah College & University Revenue	5.000%	8/1/28	750	846
	University of Utah College & University Revenue	5.000%	8/1/29	555	634
	University of Utah College & University Revenue	5.000%	8/1/29	625	714
	University of Utah College & University Revenue	5.000%	8/1/30	540	624
	University of Utah College & University Revenue	5.000%	8/1/32	1,415	1,620
	University of Utah College & University Revenue	5.000%	8/1/33	1,000	1,143
	University of Utah College & University Revenue	5.000%	8/1/34	1,500	1,711
	University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,151
	University of Utah College & University Revenue	5.000%	8/1/35	1,405	1,601

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,033
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,531
	University of Utah College & University Revenue	4.000%	8/1/39	1,100	1,129
	University of Utah College & University Revenue	4.000%	8/1/41	1,200	1,228
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,060	4,108
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,260	4,310
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	763
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,219
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,552
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,400
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,000	1,007
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,178
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,531
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,294
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,275
	Utah GO	5.000%	7/1/22	10,115	10,177
	Utah GO	5.000%	7/1/24	9,000	9,523
	Utah GO	5.000%	7/1/27	2,750	3,087
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	347
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	461
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	469
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	309
	Utah State University College & University Revenue	4.000%	12/1/32	1,295	1,370
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,891
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,939
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,981
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,452
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,519
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,120	3,259
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,604
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,841
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,119
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/22	100	100
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,403
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,424
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	7,198
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	4,865
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	11,131
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	11,325
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,656
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	648
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	261
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	288
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	334
					299,706
Vermont (0.1%)
	University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	1,660	1,682
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,216
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,668
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,930
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	2,950	2,743
	Vermont Educational & Health Buildings Financing Agency College & University Revenue	5.000%	11/1/31	4,130	4,176
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,234
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,347
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,466
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,594
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,768
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,905
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	8,543
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/25	3,235	3,520
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,542
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	4,004
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,645

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,557
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/31	2,265	2,515
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,692
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,091
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,222
					58,060
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue (United States Virgin Islands Federal Excise Tax) Class A	5.000%	10/1/25	860	885
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue (United States Virgin Islands Federal Excise Tax) Class A	5.000%	10/1/26	2,160	2,234
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue (United States Virgin Islands Federal Excise Tax) Class A	5.000%	10/1/27	3,240	3,363
[6]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,991
					9,473
Virginia (1.8%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	695
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	793
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	786
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	840
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,341
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,227
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,112
	Arlington County VA GO	5.000%	6/15/22	75	75
	Arlington County VA GO	5.000%	8/15/22	250	253
	Arlington County VA GO	5.000%	8/15/25	2,445	2,645
	Arlington County VA GO	4.000%	6/15/32	8,590	9,206
	Arlington County VA GO, Prere.	5.000%	8/1/22	600	605
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,609
	Chesapeake VA GO	5.000%	8/1/26	3,670	4,049
	Commonwealth of Virginia GO	4.000%	6/1/24	10,145	10,360
	Culpeper VA GO	5.000%	8/1/23	150	155
[6]	Cutalong II Community Development Authority District Special Assessment	4.250%	3/1/42	3,325	2,913
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	350	409
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	1,000	1,066
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,205	1,282
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/1/22	1,500	1,505
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,517
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	2,000	2,121
	Fairfax County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	1,220	1,221
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	5,135
	Fairfax County VA GO	4.000%	10/1/25	4,000	4,205
	Fairfax County VA GO	5.000%	10/1/25	4,000	4,248
	Fairfax County VA GO	5.000%	10/1/25	5,000	5,417
	Fairfax County VA GO	5.000%	10/1/26	4,285	4,544
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,588
	Fairfax County VA GO	4.000%	10/1/30	11,420	11,974
	Fairfax County VA GO	5.000%	10/1/30	6,000	6,733
	Fairfax County VA GO	4.000%	10/1/31	11,420	11,953
	Fairfax County VA GO	5.000%	10/1/31	8,075	9,033
	Fairfax County VA GO	4.000%	10/1/32	10,000	10,453
	Fairfax County VA GO	5.000%	10/1/33	9,630	10,885
	Fairfax County VA Sewer Revenue	5.000%	7/15/22	100	101
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,581
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	19,500	21,382
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	1/1/28	7,260	8,111
[6]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	566
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	279
[6]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,648
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,686
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,456
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	486
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (Westminster-Canterbury Corp Obligated Group) Class A	5.000%	10/1/42	1,125	1,205
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	3,205	3,503
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	211
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	790	720
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	981

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/38	690	644
[5]	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/42	1,115	1,014
	Loudoun County VA GO	5.000%	12/1/22	1,020	1,040
	Loudoun County VA GO	3.000%	12/1/32	7,535	7,392
	Loudoun County VA GO	3.000%	12/1/33	7,535	7,327
	Loudoun County VA GO	3.000%	12/1/34	3,770	3,616
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,852
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/28	1,805	1,912
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/29	2,030	2,162
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/30	2,605	2,786
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/31	1,500	1,593
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/32	780	821
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/34	1,320	1,366
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/35	1,155	1,194
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/36	1,475	1,523
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,786
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	1,833
	Newport News VA GO	5.000%	7/15/22	100	101
	Newport News VA GO	5.000%	8/1/29	2,970	3,306
	Newport News VA GO	4.000%	2/1/30	1,000	1,074
	Newport News VA GO, Prere.	5.000%	7/15/22	275	277
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	4,725	5,331
	Norfolk VA GO	5.000%	8/1/30	2,360	2,663
	Norfolk VA GO	5.000%	8/1/31	3,850	4,334
	Norfolk VA GO	4.000%	3/1/36	1,200	1,278
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	2,914
	Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	4,673
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	5,664
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,119
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,119
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,179
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,179
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,119
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,179
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,179
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	4,200
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,774
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,516
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,552
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	6,214
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,574
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,951
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,429
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	17,271
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,614
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,171
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,117
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,196
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,305
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,421
[6]	Peninsula Town Center Community Development Authority	4.500%	9/1/28	725	711
[6]	Peninsula Town Center Community Development Authority	5.000%	9/1/37	1,750	1,752
	Richmond VA GO, Prere.	5.000%	3/1/23	4,525	4,641
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,341
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,040	3,058
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,408
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,475	1,483
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	700	715
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,520	1,543
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,550	1,571
	Roanoke VA GO	5.000%	4/1/29	1,965	2,249
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	1,963
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,071
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,851
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,626
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,676
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,071
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,676
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,674

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,235
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	805
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,057
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,208
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,264
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	756
	Virginia Beach VA GO	5.000%	5/1/22	4,300	4,300
	Virginia Beach VA GO	5.000%	5/1/23	4,300	4,430
	Virginia Beach VA GO	5.000%	5/1/24	4,300	4,523
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	2,495	2,662
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	21,014
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	32,670
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	5,450
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/30	4,080	4,250
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/31	4,300	4,463
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	18,335	18,247
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	20,964
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	18,515
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	21,751
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	6,769
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	9,352
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	6,807
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	8,220
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	21,385	22,817
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	16,065	16,904
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	25,250
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	100	102
	Virginia College Building Authority College & University Revenue	5.000%	9/1/22	3,630	3,673
	Virginia College Building Authority College & University Revenue	5.000%	9/1/23	100	104
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	5,980	6,587
	Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,725
	Virginia College Building Authority College & University Revenue	5.000%	9/1/30	2,210	2,560
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,862
	Virginia College Building Authority College & University Revenue	4.000%	9/1/36	6,500	6,713
	Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,437
	Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/22	14,370	14,539
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/26	105	115
	Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/28	21,120	23,677
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	24,235	21,393
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	21,370	18,214
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	11,000	9,484
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	4,692
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,996
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	4,605	5,121
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,838
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	6,828
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/30	10,190	10,610
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	11,042
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	7,000	7,204
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,020	11,438
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,855	12,282
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	9,085
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,280
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	8,332
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/24	6,845	7,212
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,233
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,373
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	8,035
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	21,000	21,027
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	12,560	12,576
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	10,000	10,013
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	10,062
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	3,944
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/29	8,465	9,287
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	2,000	2,190
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/22	105	106
[18]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	16,384
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	16,413
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	11,177

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	14,527
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,265	11,461
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,175	13,548
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,790	2,827
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,040	5,106
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,100	2,128
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,800	1,824
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,035	5,101
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,000	2,026
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,260	5,329
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,545	1,565
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	3/15/23	100	103
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/23	190	196
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,028
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,921
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,040
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,824
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,015
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,515
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	2,092
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	8,500	8,973
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,867
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,230
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	25,000	25,868
Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	6,100	6,956
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	765
Virginia Public School Authority Intergovernmental Agreement, Prere.	5.000%	8/1/22	150	151
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	25,225	25,454
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	125	126
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,235	2,414
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	6,923
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	6,222
Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	5,601
Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	12,037
Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	9,295
Virginia Public School Authority Lease Revenue	4.000%	3/1/31	5,795	6,199
Virginia Public School Authority Lease Revenue	3.000%	8/1/31	6,010	6,040
Virginia Public School Authority Lease Revenue	5.000%	8/1/31	4,630	5,280
Virginia Public School Authority Lease Revenue	4.000%	3/1/32	5,795	6,189
Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	5,435
Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	5,230
Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	3,551
Virginia Public School Authority Lease Revenue	2.000%	8/1/39	1,510	1,080
Virginia Public School Authority Lease Revenue	2.000%	8/1/40	2,050	1,441
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	8,500	8,622
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	7,870	7,983
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	3,255	3,386
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	10,386
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,664
Virginia Resources Authority Lease Revenue	4.000%	11/1/22	150	152
Virginia Resources Authority Lease Revenue	5.000%	11/1/29	3,030	3,492
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	188
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	107
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	7,290	7,414
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	1,949
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	5,000	5,090
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,105
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	5,000	5,079
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,420	22,852
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,206
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,300
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,669
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,202
Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,349
				1,380,149
Washington (2.6%)
Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,229
Bellevue WA GO	5.000%	12/1/29	1,500	1,736
Bellevue WA GO	5.000%	12/1/31	1,000	1,183

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bellevue WA GO	4.000%	12/1/35	1,580	1,664
Bellevue WA GO	4.000%	12/1/36	1,225	1,289
Bellevue WA GO	4.000%	12/1/37	1,100	1,156
Bellevue WA GO	5.000%	12/1/37	6,265	6,284
Bellevue WA GO	4.000%	12/1/38	1,015	1,065
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/26	400	441
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	785
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/28	1,325	1,508
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	1,390	1,605
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	875
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	706
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/32	650	763
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/33	600	703
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	731
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	818
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	844
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	927
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	665
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	721
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	749
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	805
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,193
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,458
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,344
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,300	1,432
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,834
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,772
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	3,008
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,824
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,255
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	7,013
Central Puget Sound Regional Transit Authority Sales Tax Revenue (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxe)	5.000%	11/1/27	1,500	1,684
Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/22	2,805	2,822
Clark & Skamania Counties School District No. 112-6 Washougal GO	5.000%	12/1/22	100	102
Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,967
Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,566
Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,852
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	3,420	3,441
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	3,840	3,969
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,678
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,250	9,718
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/31	10,150	10,663
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	5,025	5,277
Energy Northwest Nuclear Revenue	4.000%	7/1/22	100	100
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,840	1,942
Energy Northwest Nuclear Revenue	5.000%	7/1/24	5,520	5,827
Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	42,219
Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,476
Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,079
Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	9,458
Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	6,739
Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	28,857
Energy Northwest Nuclear Revenue	5.000%	7/1/38	42,585	47,467
Energy Northwest Nuclear Revenue	4.000%	7/1/42	2,000	2,055
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	19,010	20,004
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	8,530	8,571
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,180	3,425
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	23,342
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	19,162
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	13,010	13,682
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,700
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Electric Power & Light Revenue, Prere.	5.000%	7/1/22	155	156
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,117
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,056
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,265
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,659
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,711

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	185
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	265
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	186
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,216
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	10,974
	King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	980
	King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,758
	King County School District No. 401 Highline GO	5.000%	12/1/24	7,105	7,246
	King County School District No. 401 Highline GO	5.000%	12/1/25	13,000	13,245
	King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,609
	King County School District No. 405 Bellevue GO	5.000%	12/1/22	3,035	3,094
	King County School District No. 411 Issaquah GO	4.000%	12/1/28	11,910	12,119
	King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,266
	King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,444
	King County WA GO	5.000%	6/1/22	100	100
	King County WA GO	5.000%	12/1/22	1,320	1,346
	King County WA GO	5.000%	12/1/22	1,155	1,178
	King County WA GO, Prere.	5.000%	7/1/22	4,140	4,165
	King County WA GO, Prere.	5.000%	7/1/22	150	151
	King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,404
	King County WA Sewer Revenue	4.000%	7/1/32	5,460	5,713
	King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,419
	King County WA Sewer Revenue	4.000%	7/1/33	12,500	13,065
	King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,117
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/32	1,025	1,085
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,637
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,550
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,492
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,101
	North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,142
	Pierce County School District No. 10 Tacoma GO	5.000%	12/1/22	150	153
	Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	6,626
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	11,789
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	1,010
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,543
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,258
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,764
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/22	60	60
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,899
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,599
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,203
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,113
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,053
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	8,650	8,718
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,874
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	7,485	7,542
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,132
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,262
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	8,000	8,059
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,560	5,600
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,630
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/37	6,730	6,926
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,391
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	10,540
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,954
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/22	240	245
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,164
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,153
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/22	100	101
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,038
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.690%	11/1/26	12,000	11,886
	Seattle WA Water System Water Revenue	5.000%	9/1/23	14,315	14,451
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,863
	Skagit County Public Hospital District No. 1 GO, Prere.	5.000%	12/1/22	100	102
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,361
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,899
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,341
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	3,892

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/30	3,000	3,155
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/31	3,650	3,835
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/22	175	178
	Snohomish County WA GO, Prere.	4.000%	6/1/23	3,515	3,586
	Spokane County WA GO, Prere.	5.000%	12/1/22	100	102
	Spokane WA Water & Wastewater Water Revenue	3.000%	12/1/26	2,900	2,934
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,065
	Thurston County School District No. 111 Olympia GO	4.000%	12/1/32	3,150	3,340
	University of Washington College & University Revenue	5.000%	12/1/28	955	1,049
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	26,698
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	6,935	6,976
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	11,490	11,558
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	7,500	7,544
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	10,495	10,557
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	5,000	5,029
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	100	101
	Washington COP	5.000%	7/1/36	5,135	5,630
	Washington COP	5.000%	7/1/37	5,385	5,902
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,494
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,623
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,289
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,543
	Washington GO	5.000%	7/1/22	10,190	10,250
	Washington GO	5.000%	7/1/22	300	302
	Washington GO	5.000%	8/1/22	5,470	5,519
	Washington GO	5.000%	8/1/22	185	187
	Washington GO	5.000%	8/1/22	100	101
	Washington GO	5.000%	7/1/23	10,025	10,082
	Washington GO	5.000%	8/1/23	5,435	5,482
	Washington GO	5.000%	8/1/23	385	399
	Washington GO	5.000%	7/1/24	5,135	5,164
	Washington GO	5.000%	8/1/24	2,375	2,457
	Washington GO	5.000%	7/1/25	50,585	53,339
[5]	Washington GO	5.000%	7/1/25	10,000	10,764
[5]	Washington GO	4.000%	7/1/26	10,000	10,566
[5]	Washington GO	4.000%	7/1/26	25,000	26,415
	Washington GO	5.000%	8/1/26	6,175	6,227
	Washington GO	5.000%	8/1/26	12,370	13,579
	Washington GO	4.000%	7/1/27	27,500	27,609
	Washington GO	5.000%	7/1/27	8,655	9,205
	Washington GO	5.000%	7/1/27	14,900	15,847
	Washington GO	5.000%	7/1/27	5,010	5,328
	Washington GO	5.000%	8/1/27	7,495	8,070
	Washington GO	5.000%	8/1/27	14,675	16,378
	Washington GO	5.000%	6/1/28	3,400	3,839
	Washington GO	4.000%	7/1/28	10,000	10,039
	Washington GO	4.000%	7/1/28	26,080	26,182
[5]	Washington GO	4.000%	7/1/28	40,000	42,956
	Washington GO	5.000%	7/1/28	19,745	20,963
	Washington GO	5.000%	8/1/28	7,050	7,575
	Washington GO	5.000%	8/1/28	20,210	21,716
	Washington GO	5.000%	2/1/29	8,845	10,082
	Washington GO	5.000%	6/1/29	3,215	3,681
	Washington GO	4.000%	7/1/29	9,000	9,147
	Washington GO	5.000%	2/1/30	8,545	8,912
	Washington GO	5.000%	2/1/30	13,740	14,581
	Washington GO	5.000%	6/1/30	2,800	3,245
	Washington GO	5.000%	7/1/30	8,015	8,486
	Washington GO	5.000%	7/1/30	6,975	7,521
	Washington GO	5.000%	8/1/30	11,495	12,752
	Washington GO	5.000%	6/1/31	2,400	2,772
	Washington GO	4.000%	7/1/31	23,685	24,442
	Washington GO	5.000%	7/1/31	4,100	4,336
	Washington GO	5.000%	7/1/31	12,950	13,694
	Washington GO	5.000%	8/1/31	13,860	14,597
	Washington GO	5.000%	8/1/31	13,085	14,489
	Washington GO	5.000%	8/1/31	32,640	36,142
	Washington GO	5.000%	8/1/32	29,775	30,709
	Washington GO	5.000%	8/1/32	26,855	29,695

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/33	6,800	7,011
Washington GO	5.000%	8/1/33	5,020	5,450
Washington GO	5.000%	2/1/34	10,865	12,514
Washington GO	5.000%	6/1/34	4,000	4,580
Washington GO	5.000%	8/1/34	11,640	11,998
Washington GO	5.000%	8/1/34	5,015	5,440
Washington GO	5.000%	6/1/35	2,500	2,849
Washington GO	5.000%	8/1/35	2,530	2,741
Washington GO	5.000%	6/1/36	5,840	6,648
Washington GO	5.000%	6/1/36	2,895	3,326
Washington GO	4.000%	7/1/36	9,085	9,543
Washington GO	5.000%	8/1/36	10,000	11,157
Washington GO	5.000%	6/1/37	4,500	5,100
Washington GO	5.000%	8/1/37	10,005	11,154
Washington GO	5.000%	8/1/37	15,000	15,754
Washington GO	5.000%	2/1/38	12,245	12,921
Washington GO	5.000%	6/1/38	3,000	3,394
Washington GO	5.000%	8/1/38	18,960	21,052
Washington GO	5.000%	8/1/38	16,840	17,679
Washington GO	5.000%	8/1/38	2,000	2,158
Washington GO	5.000%	2/1/39	12,860	13,560
Washington GO	5.000%	6/1/39	3,250	3,671
Washington GO	5.000%	8/1/39	6,110	6,587
Washington GO	5.000%	8/1/42	2,500	2,720
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,194
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,166
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,857
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,193
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,826
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,454
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,715
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	494
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,302
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,196
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	2,778
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,946
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,326
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	649
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,327
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,867
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	3,785
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	3,868
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,681
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	465
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,438
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,953
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,776
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	2,035
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	367
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,420
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	1,944
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,402
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,409
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,205
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	251
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,959
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,405
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,401
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,203
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,829
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,909
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,583
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	664
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,190
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	552
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	10,384
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	441
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	21,221
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	551

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	2,105	2,287
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	4,415	4,797
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,884
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	826
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,571
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	4,339
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,099
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,500	4,874
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,317
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,096
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,277
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	7,650	8,068
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,000	8,565
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	8,000	8,410
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,559
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,793
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,096
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,409
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	1,435	1,583
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,451
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,099
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,417
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	1,175	1,289
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,341
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,093
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,056
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,448
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,623
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/29	1,270	1,427
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/30	1,330	1,510
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/31	1,395	1,601
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/32	1,460	1,559
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,606
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,663
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,712
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,814
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,359
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	653
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,732
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	723
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	785
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,779
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	53,510	48,824
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	693
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	42,915	41,440
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	262
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	294
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	253
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	73
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,620
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	542
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	939
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,019
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,711
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,404
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	921
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	750
	Washington State University College & University Revenue	5.000%	10/1/28	1,000	1,128
	Whatcom County School District No. 502 Ferndale GO	5.000%	12/1/23	400	418
					1,927,119

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia (0.5%)
[4]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,858
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,366
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,234
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,510
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/22	5,160	5,222
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,456
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	7,099
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	5,256
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,321
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,342
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,085
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,849
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,576
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,567
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	7,293
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,540
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	8,133
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,438
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,187
	West Virginia GO	5.000%	12/1/33	10,060	11,165
	West Virginia GO	5.000%	12/1/35	16,375	18,128
	West Virginia GO	5.000%	6/1/36	14,890	16,477
	West Virginia GO	5.000%	6/1/37	2,940	3,259
	West Virginia GO	5.000%	12/1/37	16,020	18,016
	West Virginia GO	5.000%	6/1/38	13,920	15,640
	West Virginia GO	5.000%	12/1/38	16,835	18,915
	West Virginia GO	5.000%	6/1/39	17,255	19,370
	West Virginia GO	5.000%	12/1/39	17,685	19,853
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,005
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,657
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,504
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,718
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,005
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,703
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,006
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,856
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,906
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,111
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,284
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,655
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,149
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,274
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,238
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,149
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,709
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,583
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,330
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,304
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,697
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,954
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	7,121
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,582
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,374
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,520	5,012
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,820
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,597
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,550
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,233
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,259
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,128
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,265
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,672
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,906
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	5,500	5,703
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	2,835
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,026
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,209
	West Virginia University College & University Revenue (West Virginia University Project), Prere.	5.000%	10/1/22	175	178

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	23,525	26,490
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,893
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/31	3,435	3,612
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,878
					391,295
Wisconsin (1.6%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	1,998
	Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,114
	Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,114
	Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,584
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,584
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,583
	Dane County WI GO	2.000%	4/1/29	320	292
	Dane County WI GO	2.000%	4/1/30	265	239
	Eau Claire County WI GO	5.000%	9/1/29	1,055	1,202
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,766
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,899
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	4,047
	Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,457
	Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,111
	Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,643
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,828
	Madison WI GO	4.000%	10/1/26	6,540	6,943
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,495
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	12,139
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,717
	Milwaukee Area Technical College District GO	4.000%	6/1/22	125	125
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/22	1,060	1,075
	Milwaukee Metropolitan Sewerage District GO	5.250%	10/1/22	2,690	2,732
[5]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,527
	Milwaukee WI GO	5.000%	4/1/29	7,000	7,879
	Milwaukee WI GO	5.000%	4/1/29	6,105	6,872
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,917
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,104
	Milwaukee WI GO	5.000%	4/1/30	8,820	10,033
	Milwaukee WI GO	5.000%	4/1/31	3,070	3,481
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,334
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,522
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,406
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/22	1,000	1,003
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/34	1,175	1,357
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/35	825	952
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	720
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	2,095
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,541
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,440
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/30	300	307
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,090	1,074
[6]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Inc) Class A	4.000%	6/15/42	1,760	1,538
[6]	Public Finance Authority Charter School Aid Revenue (Franklin School of Innovation Inc)	5.000%	1/1/42	1,000	966
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,056
[6]	Public Finance Authority College & University Revenue	4.000%	4/1/32	915	901
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,199
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,665
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	350	351
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	289
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,281
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,705
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,184
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,695	5,046
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	7,390
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,595	2,788
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,120
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,557
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,133
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	279
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,475	1,581
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	848
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	8,143

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,475
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	225
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	271
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,585	2,779
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	844
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,457
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	338
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	391
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	813
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,788
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	447
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	395
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	559
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	9,837
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,369
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	680
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	429
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	669
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,310	1,317
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,584
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	778
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,657
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,307
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	678
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	809
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,323
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	7,190
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	377
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,111
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	4,865	4,905
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	391
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	430
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,213
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	450
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,986
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	558
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,297
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	6,154
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	379
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	647
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,354
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	8,106
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,140
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	793
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	489
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	18,465	18,696
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	500	472
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,915
[9]	Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, ETM	5.500%	12/15/22	5,000	5,114
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,077
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,393
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,120
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,415
	Verona Area School District GO	5.000%	4/1/26	3,485	3,809
	West De Pere School District GO	5.000%	4/1/30	3,820	4,312
	West De Pere School District GO	4.000%	4/1/31	3,245	3,455
	Wisconsin Appropriations Revenue	5.000%	5/1/28	2,500	2,779
	Wisconsin Appropriations Revenue	5.000%	5/1/35	1,030	1,114
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	792
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	296
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	790
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	429
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,350	928
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	694
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	916
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,002
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,578
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	843
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,205

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	907
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,794
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	835
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,193
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,136
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	2,995
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,494
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,711
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	390	391
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	1,000	1,034
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	5,230	5,524
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	5,932
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	7,666
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	13,325	14,738
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	6,549
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	8,446
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	8,859
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	9,293
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/35	1,500	1,726
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,751
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	5,000	5,030
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	100	101
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	145	146
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	4,440	4,688
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,700	3,906
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,257
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	6,835
	Wisconsin GO	5.000%	11/1/23	2,620	2,729
[5]	Wisconsin GO	5.000%	5/1/24	14,600	14,995
	Wisconsin GO	5.000%	5/1/27	4,000	4,236
	Wisconsin GO	5.000%	5/1/28	4,500	5,078
	Wisconsin GO	5.000%	11/1/28	30,170	33,487
	Wisconsin GO	5.000%	5/1/29	16,840	17,963
	Wisconsin GO	5.000%	5/1/29	4,000	4,567
	Wisconsin GO	5.000%	11/1/29	3,210	3,552
	Wisconsin GO	5.000%	5/1/30	7,760	8,277
	Wisconsin GO	5.000%	5/1/30	1,920	2,183
	Wisconsin GO	5.000%	5/1/31	2,000	2,300
	Wisconsin GO	5.000%	11/1/31	5,150	5,678
	Wisconsin GO	4.000%	5/1/32	12,500	13,013
	Wisconsin GO	5.000%	5/1/32	9,870	10,995
	Wisconsin GO	4.000%	5/1/33	11,520	11,982
	Wisconsin GO	5.000%	5/1/33	10,475	11,344
	Wisconsin GO	5.000%	5/1/33	10,340	11,499
	Wisconsin GO	5.000%	5/1/34	5,000	5,314
	Wisconsin GO	5.000%	5/1/34	12,500	13,532
	Wisconsin GO	5.000%	5/1/34	11,020	11,930
	Wisconsin GO	5.000%	5/1/34	11,905	13,091
	Wisconsin GO	5.000%	5/1/34	7,000	7,776
	Wisconsin GO	4.000%	11/1/34	4,000	4,155
	Wisconsin GO	5.000%	5/1/35	13,090	13,908
	Wisconsin GO	5.000%	5/1/35	15,040	16,270
	Wisconsin GO	5.000%	5/1/35	10,600	11,467
	Wisconsin GO	5.000%	5/1/36	24,590	26,113
	Wisconsin GO	5.000%	5/1/36	21,325	22,645
	Wisconsin GO	5.000%	5/1/36	15,830	17,112
	Wisconsin GO	5.000%	5/1/36	11,195	12,102
	Wisconsin GO	5.000%	5/1/36	14,385	15,797
	Wisconsin GO	5.000%	5/1/37	12,500	13,721
	Wisconsin GO	5.000%	5/1/38	11,000	12,058
	Wisconsin GO Class A	4.000%	5/1/39	5,000	5,118
	Wisconsin GO, Prere.	5.000%	5/1/22	1,400	1,400
	Wisconsin GO, Prere.	5.000%	5/1/22	2,060	2,060
	Wisconsin GO, Prere.	5.000%	5/1/22	1,715	1,715
	Wisconsin GO, Prere.	5.000%	5/1/22	110	110
	Wisconsin GO, Prere.	5.000%	5/1/22	40	40
	Wisconsin GO, Prere.	5.000%	5/1/22	7,405	7,405
	Wisconsin GO, Prere.	5.000%	5/1/22	2,835	2,835
	Wisconsin GO, Prere.	5.000%	5/1/22	600	600

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO, Prere.	5.000%	5/1/23	5,055	5,201
	Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,393
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	700	710
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,865	1,892
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,500	1,521
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,098
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	1,660	1,684
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,650	1,667
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,794
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,800
[3]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.360%	5/2/22	1,300	1,300
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,090
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	942
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	1,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,403
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,579
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,656
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	1,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	1,020
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,818
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,033
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,197
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,072
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	167
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	929
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,481
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,871
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	197
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,294
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	888
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,748
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	227
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	405	388
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,546
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,621
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,932
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	312
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,128
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,739
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	339
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,765
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,506
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	5,216
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,438
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,107
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	745
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,532
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,315
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	452
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,368
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	50,887
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,331
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,371
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,326
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	39,054
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	788
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,897
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,856
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	7,108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,544
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	4,778
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,784
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,606
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	1,460	1,318
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	5,971
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,202
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	10,008
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,426
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	3,095	3,085

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,367
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	0.990%	7/26/23	1,000	997
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,950	6,011
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	500	505
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	2,818
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,380
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	500	481
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	350	320
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.150%	0.590%	12/2/24	4,545	4,512
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,126
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,662
					1,223,352
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	265
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	260
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	309
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	281
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	254
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	254
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	203
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	141
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	161
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	22,272
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,066
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,136
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,152
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,224
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,163
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,607
					31,748
Total Tax-Exempt Municipal Bonds (Cost $78,090,546)					75,178,018

Intermediate-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[19]	Vanguard Municipal Cash Management Fund (Cost $329,522)	0.402%	3,295,119	329,545
Total Investments (99.9%) (Cost $78,420,068)				75,507,563
Other Assets and Liabilities—Net (0.1%)				66,232
Net Assets (100%)				75,573,795
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $960,960,000, representing 1.3% of net assets.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Non-income-producing security—security in default.
18	Securities with a value of $13,660,000 have been segregated as initial margin for open futures contracts.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	4,912	553,444	(24,737)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(1,945)	(250,905)	19,777
Ultra Long U.S. Treasury Bond	June 2022	(745)	(119,526)	17,255
				37,032
				12,295

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $78,090,546)	75,178,018
Affiliated Issuers (Cost $329,522)	329,545
Total Investments in Securities	75,507,563
Investment in Vanguard	2,719
Receivables for Investment Securities Sold	515,089
Receivables for Accrued Income	914,843
Receivables for Capital Shares Issued	137,536
Variation Margin Receivable—Futures Contracts	1,067
Other Assets	586
Total Assets	77,079,403
Liabilities
Due to Custodian	53,689
Payables for Investment Securities Purchased	1,112,682
Payables for Capital Shares Redeemed	292,762
Payables for Distributions	43,534
Payables to Vanguard	2,941
Total Liabilities	1,505,608
Net Assets	75,573,795
At April 30, 2022, net assets consisted of:

Paid-in Capital	78,651,214
Total Distributable Earnings (Loss)	(3,077,419)
Net Assets	75,573,795

Investor Shares—Net Assets
Applicable to 213,478,379 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,875,405
Net Asset Value Per Share—Investor Shares	$13.47

Admiral Shares—Net Assets
Applicable to 5,397,338,352 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	72,698,390
Net Asset Value Per Share—Admiral Shares	$13.47

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1]	969,408
Total Income	969,408
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,939
Management and Administrative— Investor Shares	2,410
Management and Administrative— Admiral Shares	31,099
Marketing and Distribution— Investor Shares	183
Marketing and Distribution— Admiral Shares	2,449
Custodian Fees	145
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Admiral Shares	187
Trustees’ Fees and Expenses	21
Other Expenses	7
Total Expenses	39,468
Net Investment Income	929,940
Realized Net Gain (Loss)
Investment Securities Sold[1]	(165,345)
Futures Contracts	25,782
Realized Net Gain (Loss)	(139,563)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(6,828,982)
Futures Contracts	12,021
Change in Unrealized Appreciation (Depreciation)	(6,816,961)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,026,584)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $599,000, ($37,000), $5,000, and ($56,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	929,940	1,837,263
Realized Net Gain (Loss)	(139,563)	143,748
Change in Unrealized Appreciation (Depreciation)	(6,816,961)	(160,569)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,026,584)	1,820,442
Distributions
Investor Shares	(37,906)	(74,059)
Admiral Shares	(992,901)	(1,762,728)
Total Distributions	(1,030,807)	(1,836,787)
Capital Share Transactions
Investor Shares	(294,907)	(25,767)
Admiral Shares	(5,132,336)	9,541,120
Net Increase (Decrease) from Capital Share Transactions	(5,427,243)	9,515,353
Total Increase (Decrease)	(12,484,634)	9,499,008
Net Assets
Beginning of Period	88,058,429	78,559,421
End of Period	75,573,795	88,058,429

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.66	$14.64	$14.46	$13.67	$14.17	$14.31
Investment Operations
Net Investment Income[1]	.150	.311	.348	.380	.390	.385
Net Realized and Unrealized Gain (Loss) on Investments	(1.173)	.020	.180	.791	(.502)	(.140)
Total from Investment Operations	(1.023)	.331	.528	1.171	(.112)	.245
Distributions
Dividends from Net Investment Income	(.150)	(.311)	(.348)	(.381)	(.388)	(.385)
Distributions from Realized Capital Gains	(.017)	—	—	—	—	—
Total Distributions	(.167)	(.311)	(.348)	(.381)	(.388)	(.385)
Net Asset Value, End of Period	$13.47	$14.66	$14.64	$14.46	$13.67	$14.17
Total Return[2]	-7.03%	2.26%	3.69%	8.65%	-0.80%	1.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,875	$3,435	$3,457	$3,620	$3,427	$4,040
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.10%	2.39%	2.67%	2.81%	2.73%
Portfolio Turnover Rate	15%	18%	16%	8%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.66	$14.64	$14.46	$13.67	$14.17	$14.31
Investment Operations
Net Investment Income[1]	.156	.322	.360	.391	.401	.399
Net Realized and Unrealized Gain (Loss) on Investments	(1.173)	.021	.179	.791	(.502)	(.140)
Total from Investment Operations	(1.017)	.343	.539	1.182	(.101)	.259
Distributions
Dividends from Net Investment Income	(.156)	(.323)	(.359)	(.392)	(.399)	(.399)
Distributions from Realized Capital Gains	(.017)	—	—	—	—	—
Total Distributions	(.173)	(.323)	(.359)	(.392)	(.399)	(.399)
Net Asset Value, End of Period	$13.47	$14.66	$14.64	$14.46	$13.67	$14.17
Total Return[2]	-7.00%	2.34%	3.77%	8.73%	-0.72%	1.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72,698	$84,624	$75,103	$67,655	$54,714	$52,001
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.17%	2.48%	2.75%	2.89%	2.83%
Portfolio Turnover Rate	15%	18%	16%	8%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes

Intermediate-Term Tax-Exempt Fund
and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $2,719,000, representing less than 0.01% of the fund’s net assets and 1.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	75,178,018	—	75,178,018
Temporary Cash Investments	329,545	—	—	329,545
Total	329,545	75,178,018	—	75,507,563
Derivative Financial Instruments
Assets
Futures Contracts[1]	37,032	—	—	37,032
Liabilities
Futures Contracts[1]	24,737	—	—	24,737
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	78,463,608
Gross Unrealized Appreciation	374,791
Gross Unrealized Depreciation	(3,318,541)
Net Unrealized Appreciation (Depreciation)	(2,943,750)
E.	During the six months ended April 30, 2022, the fund purchased $12,444,867,000 of investment securities and sold $16,833,523,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $303,730,000 and sales were $849,340,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	289,264	20,239	804,090	54,265
Issued in Lieu of Cash Distributions	31,871	2,236	62,668	4,235
Redeemed	(616,042)	(43,304)	(892,525)	(60,275)
Net Increase (Decrease)—Investor Shares	(294,907)	(20,829)	(25,767)	(1,775)
Admiral Shares
Issued	10,460,545	737,047	19,606,809	1,323,094
Issued in Lieu of Cash Distributions	711,283	49,911	1,260,766	85,213
Redeemed	(16,304,164)	(1,162,132)	(11,326,455)	(764,837)
Net Increase (Decrease)—Admiral Shares	(5,132,336)	(375,174)	9,541,120	643,470
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Municipal Bond Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that each fund’s advisory expenses was also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Intermediate-Term Tax-Exempt Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q422 062022

Semiannual Report   |   April 30, 2022
Vanguard Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	61
Liquidity Risk Management	62

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$911.50	$0.81
Admiral™ Shares	1,000.00	911.90	0.43
Based on Hypothetical 5% Yearly Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Long-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2022
New York	14.1%
California	12.0
Texas	7.2
Pennsylvania	6.2
Florida	5.5
Illinois	5.0
New Jersey	3.9
Massachusetts	3.7
Ohio	3.5
Michigan	3.2
Georgia	2.5
Colorado	2.2
Maryland	2.0
Alabama	2.0
Missouri	1.7
Oregon	1.6
North Carolina	1.5
Tennessee	1.5
District of Columbia	1.5
South Carolina	1.5
Arizona	1.5
Virginia	1.4
Wisconsin	1.1
Indiana	1.0
Minnesota	1.0
Connecticut	1.0
Kentucky	1.0
Other	9.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
2

Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (2.0%)
	Alabama GO	4.000%	11/1/30	6,195	6,477
	Alabama GO	4.000%	11/1/31	6,445	6,706
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,289
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,035	2,370
	Auburn University College & University Revenue	5.000%	6/1/48	12,500	13,627
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	336
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	363
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	707
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,562
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	24,940	25,364
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	16,965	17,479
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	24,320
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	5,000	5,081
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	4,048
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	15,095	15,341
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	22,915	23,553
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	14,845	15,087
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,642
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,566
	Huntsville AL GO	5.000%	5/1/32	3,190	3,577
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	4,873
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	631
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	609
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	694
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	547
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	646
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,263
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,627
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,096
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	17,140
[3,4]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,643
[4]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,115
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	4,200	4,281
	Montgomery AL GO	5.000%	12/1/33	475	546
	Morgan County Board of Education Ad Valorem Property Tax Revenue	4.000%	3/1/49	1,245	1,217
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,174
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,426
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	25,300	25,696
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,440
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	7,040	7,758
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	4,876
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,106
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,128
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,104
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	827
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,580
					298,538
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,097
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	2,310	2,625
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	963
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	7,096
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,283
3

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,046
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,044
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,730
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,560
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,334
					23,778
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,283
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,469
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	505	461
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,389
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	1,610	1,621
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	490	422
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	2,875	2,383
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,005
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,003
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	501
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,124
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,214
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,304
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,164
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,265
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,486
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,154
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,615
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	4,412
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	4,986
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	4,754
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	12,326
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,671
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,507
	Glendale IDA Student Loan Revenue	5.000%	5/15/29	500	566
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,200
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	482
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	593
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,385
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,609
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,571
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	11,326
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,166
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,421
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,354
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	5,420
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	579
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	370
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	528
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	632
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	786
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	626
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	214
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	213
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	263
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	262
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	521
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,618
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	5,988
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	3,025	3,040
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,060	7,620
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,472
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,399
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,279
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,355
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,389
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	3,750
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	3,846
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	4,001
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,176
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	890
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	3,500	2,925
4

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	2,750	2,225
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	404
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,066
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	1,155	1,317
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,445
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	11,161
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	11,122
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	5,000	5,578
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,334
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	892
	University of Arizona College & University Revenue	5.000%	6/1/34	1,500	1,734
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	1,911
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,729
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,572
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	3,676
	University of Arizona College & University Revenue	5.000%	6/1/39	4,000	4,587
	University of Arizona College & University Revenue	5.000%	6/1/40	2,000	2,290
	University of Arizona College & University Revenue	5.000%	6/1/41	2,000	2,286
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,732
					223,415
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	410	394
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,590
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	1,975
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,460
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,170	2,280
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,855	3,000
					14,699
California (11.8%)
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	3,611
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/31	8,450	5,986
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	12,130	7,855
	Alameda County CA Unified School District GO	3.000%	8/1/39	1,640	1,448
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	12,180
	Albany Unified School District GO	4.000%	8/1/46	2,000	1,996
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	6,715	6,741
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,056
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	7,305	7,488
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	14,260	14,469
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,534
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	14,120
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	3,541
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	969
	California Department of Water Resources Water Revenue	5.000%	12/1/30	5,000	5,848
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	32
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,177
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,238
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	14,733
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,050	7,311
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	3,628
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	14,550	17,741
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,000	10,540
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	5,000	5,481
	California GO	5.000%	10/1/29	5,000	5,278
	California GO	5.000%	10/1/30	12,600	13,288
	California GO	5.000%	9/1/31	15,050	16,371
	California GO	5.000%	3/1/32	1,155	1,319
[3]	California GO	5.250%	8/1/32	3,590	4,254
	California GO	5.000%	3/1/33	3,000	3,407
	California GO	5.000%	4/1/33	5,545	5,786
	California GO	4.000%	8/1/33	5,000	5,177
	California GO	5.000%	8/1/33	16,100	17,437
	California GO	5.000%	3/1/34	1,500	1,698
	California GO	5.000%	12/1/34	5,000	5,711
	California GO	5.000%	3/1/35	6,130	6,932
	California GO	5.000%	4/1/35	1,125	1,249
	California GO	5.000%	8/1/35	1,170	1,267
	California GO	5.000%	9/1/35	13,255	14,374
5

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	3/1/36	6,195	6,388
	California GO	3.000%	10/1/36	5,400	4,866
	California GO	5.000%	4/1/37	3,000	3,461
	California GO	3.000%	10/1/37	4,750	4,254
	California GO	4.000%	3/1/40	4,710	4,782
	California GO	3.000%	11/1/40	4,500	3,963
	California GO	5.000%	9/1/41	9,000	10,240
	California GO	4.000%	10/1/41	15,000	15,231
	California GO	5.000%	10/1/41	3,465	3,924
	California GO	3.000%	11/1/41	5,500	4,815
	California GO	4.000%	4/1/42	1,500	1,522
	California GO	5.000%	4/1/42	1,500	1,637
	California GO	5.000%	4/1/42	5,000	5,713
	California GO	5.000%	2/1/43	5,500	5,610
	California GO	5.000%	4/1/43	1,000	1,023
	California GO	5.000%	11/1/43	5,075	5,248
	California GO	5.000%	12/1/43	8,250	8,543
	California GO	5.000%	8/1/45	7,280	7,741
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,905
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	5,000	5,048
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	8,275	8,292
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,213
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,600	2,567
[8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	2,931
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,555	1,685
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	8,128
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	4,965	5,346
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,804
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	5,000	5,374
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	8,000	8,599
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	14,280
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	14,260	13,778
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,340	5,875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	10,590	11,266
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	10,000	10,103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	31,607
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,955	7,056
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	3,938	3,937
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	2,474	2,369
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,800	14,118
[9]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	8/1/24	1,500	1,491
[9]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.140%	6/1/26	1,000	995
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,235	2,415
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,950
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	7,886
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,560	4,805
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,269
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	5,595	5,343
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	5,481
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,000	3,372
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,630	5,472
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	6,959
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	1,500	1,717
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,714
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,141
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	2,000	2,280
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,000	1,140
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,571
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,686
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,250	1,276
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,020	1,140
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	4,000	4,130
[8]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	626
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,140	4,701
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/38	2,920	2,984
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	5/1/41	1,500	1,519
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,204
6

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,544
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,151
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,244
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,395
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,000	976
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,646
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	3,875
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	9,425
[3]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,604
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	3,590
[3]	Charter Oak Unified School District GO, Prere.	5.000%	8/1/25	5,270	5,676
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,125
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,348
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,174
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	923
[3]	Chula Vista Elementary School COP	2.000%	9/1/46	6,500	4,131
[3]	Chula Vista Elementary School COP	2.000%	9/1/51	3,500	2,092
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	2,931
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,474
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,786
	Coast Community College District GO	3.000%	8/1/39	4,300	3,851
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	7,153
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,500	1,556
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	4,621
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	2,000	1,419
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,781
[3]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,379
	El Camino Community College District Foundation GO	4.000%	8/1/41	7,000	7,069
[3]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,480	1,551
	Escondido CA GO	5.000%	9/1/32	3,855	4,127
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,247
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,050
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,478
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	682
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,693
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,344
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	1,645	1,741
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	5,000	4,756
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,155	1,264
	Fresno Unified School District GO	3.000%	8/1/55	6,500	5,249
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	8,583
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,398
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	894
	Grossmont Union High School District GO	4.000%	8/1/29	1,775	1,856
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	1,825
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	2,015
[3]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	5,826
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,887
[1]	Hayward Unified School District GO	4.000%	8/1/43	8,500	8,511
[3]	Hayward Unified School District GO	4.000%	8/1/45	12,000	11,869
[1]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,215
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	5,966
[3]	Hayward Unified School District GO	4.000%	8/1/50	18,000	17,536
[1]	Hayward Unified School District GO	4.000%	8/1/50	7,515	7,321
	Irvine Unified School District GO	2.250%	9/1/49	7,775	5,138
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/44	1,200	1,211
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	2,753
[1]	Jefferson Union High School District GO	5.000%	8/1/31	3,265	3,497
	Kern Community College District GO	3.000%	8/1/46	10,000	8,279
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	946
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	3,391
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	4,631
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,586
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	411
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	6,553
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	584
	Los Angeles CA Unified School District GO	4.000%	7/1/38	2,500	2,558
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	1,012
7

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,367
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,132
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	7,600	7,541
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	10,180
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	9,132
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,319
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,140
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	2,220	2,527
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	10,556
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	3,434
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	5,027
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,698
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,932
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,255
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,252
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	3,934
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	7,184
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,927
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,674
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	500	590
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,172
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,205	1,404
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,394
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,392
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,555	1,627
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,615
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	6,710
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	5,351
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5,000	5,747
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,701
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	5,000	5,693
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,627
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	4,560	4,648
	Los Angeles Unified School District GO	4.000%	7/1/46	6,885	6,873
[1]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	2,802
	Marin Municipal Water District Water Revenue	4.000%	6/15/45	15,435	15,520
	Mesa Water District COP	4.000%	3/15/40	325	334
[9]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	1,500	1,496
[9]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	1,000	997
[9]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	1,500	1,496
	Monterey Peninsula Unified School District GO	4.000%	8/1/41	5,000	5,050
[4]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,286
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	357
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,937
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,520	5,877
	Oakland CA GO	5.000%	1/15/35	4,105	4,372
[3]	Oakland Unified School District GO	5.000%	8/1/30	1,000	1,073
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	1,335	1,370
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,000	1,024
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,020
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,000	1,010
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	2,783
	Palomar Health GO	0.000%	8/1/37	5,415	2,784
[10]	Palomar Health GO	7.000%	8/1/38	10,000	12,553
[3]	Pittsburg Unified School District GO	4.000%	8/1/46	875	867
[3]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	979
	Poway Unified School District GO	0.000%	8/1/51	20,000	5,372
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,870	6,347
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,555	6,007
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,330	9,110
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	10,936
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,483
8

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,113
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	1,250	1,226
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	6/1/23	3,000	3,116
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	6/1/23	1,000	1,039
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/49	4,000	3,930
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	12,598
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,049
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	8,330	8,826
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,250	2,286
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	3,750	3,896
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,685
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,227
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	7,911
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,130
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	1,071
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,600	1,719
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	7,000	7,631
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	7,200	7,094
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	17,382
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/23	5,450	5,634
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	6,000	6,741
[8]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	1,000	1,139
[8]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	4,000	4,509
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,124
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	7,903
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	4,960	5,201
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	1,820	1,909
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,089
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,136
[8]	San Francisco CA City & County GO	5.000%	6/15/34	2,330	2,744
	San Francisco CA City & County GO	4.000%	6/15/44	7,895	8,020
[2,5]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.840%	5/5/22	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	8,184
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	8,992
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	8,193
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	9,122
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,699
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,000	2,058
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	7,000	7,452
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	9,700	10,352
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	13,240	14,597
	San Francisco Community College District GO	3.000%	6/15/45	3,850	3,178
	San Francisco Community College District GO	4.000%	6/15/45	4,665	4,642
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	4,913
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,861
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,031
	San Francisco Unified School District GO	4.000%	6/15/36	2,505	2,566
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,807
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,764
[3]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,099
[3]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,153
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	9,250	8,464
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	561
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	193
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	3,750	3,905
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,493
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,759
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,206
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	4,640	4,756
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	5,926
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	6,240	6,561
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,345
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	2,200	2,307
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,503
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	2,635	2,593
9

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sanger Unified School District COP	5.000%	6/1/45	5,500	5,998
	Santa Ana Unified School District GO	4.000%	8/1/48	1,430	1,412
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,325
	Santa Clara Unified School District GO	4.000%	7/1/41	10,000	10,178
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	5,934
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,839
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,456
[3]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,516
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,172
	Solano County Community College District GO	3.000%	8/1/50	3,000	2,408
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,800	8,422
	State Center Community College District GO	3.000%	8/1/39	2,600	2,292
	State Center Community College District GO	3.000%	8/1/41	5,250	4,554
[3]	Stockton Unified School District GO	4.000%	8/1/39	1,715	1,756
[3]	Stockton Unified School District GO	5.000%	8/1/42	4,650	4,884
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	5,000	5,022
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	7,800	7,715
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,090
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,170
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,235
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,637
	United Water Conservation District COP	4.000%	10/1/50	2,150	2,116
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,086
	University of California College & University Revenue	5.000%	5/15/35	10,045	10,977
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,143
	University of California College & University Revenue	5.000%	5/15/38	10,025	10,297
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,098
	University of California College & University Revenue	5.000%	5/15/38	2,000	2,306
	University of California College & University Revenue	5.250%	5/15/38	10,000	10,471
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,151
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,345
	University of California College & University Revenue	5.000%	5/15/40	2,000	2,297
	University of California College & University Revenue	5.000%	5/15/41	2,000	2,289
	University of California College & University Revenue	5.000%	5/15/44	2,820	2,930
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,322
	University of California College & University Revenue	4.000%	5/15/47	35,000	34,722
	University of California College & University Revenue	4.000%	5/15/50	6,500	6,407
	University of California College & University Revenue	3.000%	5/15/51	25,035	20,422
	University of California College & University Revenue	5.000%	5/15/58	15,000	16,146
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	7,797
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	10,000	11,095
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	10,000	11,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	15,000	14,609
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	1,001
[3]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,395
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,366
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,484
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,431
	West Contra Costa Unified School District GO	5.000%	8/1/45	8,280	8,759
	West Contra Costa Unified School District GO	5.000%	8/1/45	4,250	4,496
[3]	Western Placer Unified School District COP	4.000%	8/1/41	5,365	5,399
[1]	Western Placer Unified School District GO	4.000%	8/1/47	5,000	4,983
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	10,500	10,917
					1,794,800
Colorado (2.1%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,154
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,588
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,209
	Colorado COP	5.000%	9/1/33	1,510	1,713
	Colorado COP	5.000%	12/15/33	4,760	5,416
	Colorado COP	4.000%	12/15/34	4,995	5,206
	Colorado COP	4.000%	3/15/44	3,700	3,732
	Colorado COP	4.000%	3/15/46	6,000	6,017
	Colorado COP, Prere.	4.000%	11/1/23	12,675	13,016
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,088
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,517
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,501
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	654
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,121
10

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,179
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	7,636
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,301
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,080	2,024
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	3,396
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,324
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	7,431
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,363
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	21,285
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	838
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	5,000	5,094
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,850	3,984
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	7,750	8,009
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	7,232
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,144
[3]	Commerce City CO Sales Tax Revenue	5.000%	8/1/24	4,000	4,222
	Denver City & County School District No. 1 GO	5.000%	12/1/40	5,000	5,787
	Denver City & County School District No. 1 GO	5.000%	12/1/41	5,000	5,773
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	8,000	8,222
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	5,384
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	11,311
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	7,924
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	20,775	20,143
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	8,845
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,268
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,006
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,459
[9]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.538%	9/1/24	700	686
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,238
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,464
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	4,149
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,474
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,515	4,746
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	5,000	4,658
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,266
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,322
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	5,939
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,850
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,135
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	2,927
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,125
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,252
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,658
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	5,055
	Thornton CO COP	4.000%	12/1/39	3,000	3,093
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	10,296
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	5,655
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	4,023
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	4,285	4,612
	Waterview II Metropolitan District GO	5.000%	12/1/41	1,250	1,166
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	4,659
	Weld County School District No. 6 Greeley GO	4.000%	12/1/34	4,370	4,687
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	3,687
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,680
					326,588
Connecticut (1.0%)
	Connecticut GO	5.000%	4/15/28	5,000	5,595
	Connecticut GO	3.000%	1/15/33	1,090	1,034
	Connecticut GO	4.000%	6/1/33	850	895
	Connecticut GO	4.000%	6/1/34	2,500	2,611
	Connecticut GO	4.000%	6/1/34	1,425	1,487
	Connecticut GO	4.000%	6/15/34	4,000	4,113
	Connecticut GO	4.000%	1/15/35	1,705	1,770
	Connecticut GO	3.000%	6/1/35	1,000	919
	Connecticut GO	4.000%	1/15/36	9,230	9,516
	Connecticut GO	4.000%	6/1/36	1,000	1,035
	Connecticut GO	4.000%	1/15/37	4,520	4,640
	Connecticut GO	3.000%	6/1/38	2,000	1,779
11

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	4.000%	6/1/38	750	774
	Connecticut GO	3.000%	1/15/39	4,710	4,151
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,656
	Connecticut GO	3.000%	1/15/40	4,790	4,168
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	185	187
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,440	3,402
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	2,025	2,156
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	3,666
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	7,010	7,347
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	5,130
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	6,261
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,316
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,683
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	7,640	7,840
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	1,305	1,341
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,643
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,200	1,230
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,685	3,768
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,235	1,264
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	2,385	2,666
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	1,530	1,719
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,876
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,692
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,406
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,845
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,193
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,670
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	10,000	10,364
	Metropolitan Council GO	4.000%	9/1/33	2,500	2,659
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,230
	Metropolitan District GO	5.000%	7/15/33	1,045	1,169
	Metropolitan District GO	5.000%	7/15/36	1,750	1,951
	Metropolitan District GO	4.000%	7/15/37	1,000	1,053
	Metropolitan District GO	4.000%	7/15/40	1,115	1,147
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,503
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,437
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,110	1,177
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,415	2,560
					147,705
Delaware (0.2%)
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	51
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	150	171
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	155	176
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	186
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	186
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	185
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	185
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	184
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	167
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	184
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	200
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	194
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	927
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	287
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/40	4,040	4,077
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/43	5,000	5,026
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	8,940	9,426
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,897
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,143
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,165
	University of Delaware College & University Revenue	5.000%	11/1/43	1,540	1,794
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,047
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,000	1,029
					32,887
12

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia (1.5%)
	District of Columbia Appropriations Revenue	5.000%	12/1/30	1,000	1,128
	District of Columbia Appropriations Revenue	5.000%	12/1/32	1,000	1,123
	District of Columbia Appropriations Revenue	5.000%	12/1/34	2,200	2,463
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,524
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	1,010
	District of Columbia College & University Revenue	3.000%	4/1/40	700	593
	District of Columbia College & University Revenue	3.000%	4/1/41	750	628
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,646
	District of Columbia College & University Revenue	5.000%	10/1/47	7,000	7,467
	District of Columbia GO	5.000%	6/1/28	2,750	2,943
	District of Columbia GO	4.000%	6/1/34	8,000	8,316
	District of Columbia GO	5.000%	10/15/37	5,000	5,650
	District of Columbia GO	5.000%	6/1/42	5,235	5,680
	District of Columbia GO	4.000%	10/15/44	2,750	2,854
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,871
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	9,099
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	6,020
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	9,997
	District of Columbia Income Tax Revenue	4.000%	3/1/39	20,100	20,704
	District of Columbia Income Tax Revenue	4.000%	3/1/45	1,015	1,035
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	3,075	3,266
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	3,995
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	2,650	2,783
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,648
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,076
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	52,060	51,653
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	10,000	9,844
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,950	5,856
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	17,755	17,442
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,284
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,333
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,020
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,531
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	522
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,217
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	1,400	1,280
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	4,000	4,132
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	8,421
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	4,000	3,509
					227,563
Florida (5.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	10,075	10,432
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	1,087
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,215
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,988
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,254
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,000	1,016
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,331
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,422
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	864
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	11,563
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,410
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,109
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,486
	Davie FL General Fund Revenue	4.000%	10/1/46	2,000	2,047
	Davie FL General Fund Revenue	4.000%	10/1/51	2,450	2,465
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,825
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	17,290
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,026
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,070
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,135	1,150
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,100	1,112
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,121
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	395	400
[8]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	650	612
	Florida GO	4.000%	6/1/33	15,995	16,532
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	357
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	407
13

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	407
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	681
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	3,185	3,356
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	6,910	6,829
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,735
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	9,113
[1]	Herons Glen Recreation District	4.000%	5/1/45	515	523
[1]	Herons Glen Recreation District	4.000%	5/1/50	1,000	997
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,107
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,696
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,625
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,801
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,190
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,929
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	5,550	5,309
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	9,175	8,674
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,573
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,162
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	5,396
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,029
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,300	1,440
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,795
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,073
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	2,500	2,600
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	7,352
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,090
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,754
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	1,967
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	5,000	5,185
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,050
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,572
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,717
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,850
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	3,859
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,308
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,675
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	21,996
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,255
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,640
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,407
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	9,787
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	5,086
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,522
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	4,563
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,182
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,720
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,167
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	13,919
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	10,000	10,144
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,560	2,597
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	3,759
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	12,386
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,397
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	7,575	7,620
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	4,830	4,991
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	6,728
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	1,750	1,796
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/42	5,120	5,248
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,100	2,103
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	1,215	1,339
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,400	3,390
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	4,445	4,360
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	3,188
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,896
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	7,000	6,948
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	967
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,055
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,975
14

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	10,090
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	5,000	5,233
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	5,150	5,407
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	14,839
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	30,000	28,757
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	4,905
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	13,555	14,392
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,844
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	7,977
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	16,785
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,575
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,472
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,580
[4]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,312
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	8,510
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	500	459
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,649
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,632
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,512
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,556
	Palm Beach County School District COP	5.000%	8/1/39	5,000	5,546
[3]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,342
[3]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,617
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,328
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,394
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	13,080
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,711
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	16,610
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	9,000	8,363
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,394
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	17,607
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/37	4,500	4,510
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,109
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,620
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,805
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,417
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	5,668
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	6,860	7,251
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,401
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,558
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	12,503
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,417
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,344
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,000	1,012
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,700	1,720
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,050	2,074
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	235
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,123
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,530
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	529
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	483
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	773
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	9,775	11,090
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	12,010	13,612
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	5,077
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	8,050
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	11,606
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	11,910
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	5,215	5,775
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,661
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	6,540
					820,032
Georgia (2.5%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,657
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	5,500	5,827
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	10,053
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,039
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	2,063
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	1,026
15

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,124
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,432
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,321
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,061
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	843
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	1,012
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	7,989
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	6,962
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	5,463
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,330
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,432
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,271
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,452
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,010
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,006
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	804
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,021
[7]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	3,405	3,582
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,066
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,205
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,381
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,014
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,893
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	15,000	15,852
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,238
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,911
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,697
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,536
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/56	2,500	1,965
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	4,998
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	5,416
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	10,821
	Gainesville School District GO	4.000%	11/1/33	1,000	1,064
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,650
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	5,007
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/51	5,000	3,853
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,315
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	4,365	4,433
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/39	7,000	7,097
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,021
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	4,346
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	5,546
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	238
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	24,000	25,517
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	4,723
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	13,750	14,625
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	12,232
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,192
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,420	3,622
	Henry County School District GO	4.000%	8/1/30	5,020	5,249
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	16,050
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,332
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,373
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,628
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,063
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	20,099
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	9,745	9,933
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	14,275	14,660
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	6,555	6,676
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	4,820	4,905
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,196
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	12,954
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,309
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	17,083
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,945
16

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	4,903
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	1,027
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	1,052
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	540	547
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	750
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,044
					377,032
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,413
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,610
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,116
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,073
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	3,000	3,238
	Guam Income Tax Revenue	5.000%	12/1/46	1,500	1,577
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,748
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	831
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	631
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,360	1,240
[8]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,079
[8]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,074
[8]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,115	1,183
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,411
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,476
					23,700
Hawaii (0.8%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,505
	Hawaii GO	4.000%	10/1/27	3,770	3,944
	Hawaii GO	4.000%	4/1/31	7,500	7,837
	Hawaii GO	4.000%	10/1/31	6,770	7,107
	Hawaii GO	5.000%	1/1/33	3,140	3,476
	Hawaii GO	5.000%	1/1/35	7,740	8,540
	Hawaii GO	5.000%	1/1/37	18,720	20,583
	Hawaii GO	5.000%	1/1/38	7,015	7,704
	Hawaii GO, Prere.	4.000%	10/1/25	3,770	3,958
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,938
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,076
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,499
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,841
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,000	2,255
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,252
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,170
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	10,008
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	1,063
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,647
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	10,785
	Maui County HI GO	4.000%	3/1/36	1,375	1,448
	Maui County HI GO	4.000%	3/1/37	685	720
	Maui County HI GO	4.000%	3/1/38	1,500	1,574
					116,930
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,353
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,640
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,371
[5]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,674
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	16,403
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,539
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,484
					37,464
Illinois (4.9%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	455
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,044
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,239
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,044
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,344
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,640
[7]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,304
[7]	Chicago Board of Education GO	0.000%	12/1/27	9,270	7,558
17

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,561
[7,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,561
[6]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,200
[7]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,167
[7,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,722
[3]	Chicago Board of Education GO	5.000%	12/1/31	625	687
[3]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,647
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,479
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,643
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,051
[3]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,094
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,937
	Chicago Board of Education GO	5.000%	12/1/36	3,100	3,251
	Chicago Board of Education GO	5.000%	12/1/37	3,000	3,145
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,394
	Chicago Board of Education GO	5.000%	12/1/39	750	783
	Chicago Board of Education GO	5.000%	12/1/44	5,000	5,186
	Chicago Board of Education GO	5.000%	12/1/46	12,000	12,414
[5]	Chicago Board of Education GO	7.000%	12/1/46	1,815	2,074
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,672
	Chicago IL GO	5.000%	1/1/26	2,390	2,500
	Chicago IL GO	4.000%	1/1/40	11,457	10,539
	Chicago IL GO	4.000%	1/1/49	13,632	11,905
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	1,500	1,540
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,200
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	9,750	10,016
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,500	2,684
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,410	13,974
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	8,048
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	2,015	2,079
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	26,870	28,146
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	5,874
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,346
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,514
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,020
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	15,000	15,452
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,312
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,251
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,104
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	7,145	7,574
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,596
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,926
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	9,000	9,168
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	6,873
	Chicago Park District GO, Prere.	5.500%	1/1/24	2,000	2,105
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,576
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,612
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	9,363
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	17,505
	Cook County Community College District No. 508 GO	5.125%	12/1/38	4,250	4,343
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	13,305
	Cook County Forest Preserve District GO	5.000%	12/15/32	1,000	1,004
	Cook County Forest Preserve District GO	5.000%	12/15/37	2,500	2,510
	Cook County IL GO	5.000%	11/15/31	450	511
	Cook County IL GO	5.000%	11/15/32	295	333
	Cook County IL GO	5.000%	11/15/33	290	326
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	8,804
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,000	1,171
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	10,560
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,000	1,175
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,062
	Illinois Finance Authority College & University Revenue	5.000%	7/1/42	2,000	2,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	5,000	5,529
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,123
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,122
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,640	4,066
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,295
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,823
18

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,870	5,427
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,356
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,690
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,046
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	1,970
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,968
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,963
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,141
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	1,959
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	2,840	2,865
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	226
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	21,016
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,247
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	17,600	18,543
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	9,148
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,354
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,375
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/51	2,000	1,964
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	3,180
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	793
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	422
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,350
	Illinois GO	5.000%	2/1/25	2,065	2,134
	Illinois GO	5.500%	7/1/25	2,950	3,042
	Illinois GO	5.000%	1/1/27	3,510	3,723
	Illinois GO	5.000%	6/1/27	1,010	1,075
	Illinois GO	5.000%	9/1/27	2,000	2,156
	Illinois GO	5.000%	11/1/27	3,080	3,323
	Illinois GO	5.000%	12/1/27	500	540
	Illinois GO	4.000%	3/1/28	3,000	3,085
	Illinois GO	5.000%	11/1/28	4,710	5,058
	Illinois GO	5.000%	10/1/29	2,000	2,161
	Illinois GO	5.500%	1/1/30	445	499
	Illinois GO	5.000%	5/1/30	545	584
	Illinois GO	5.250%	7/1/30	5,000	5,136
	Illinois GO	5.000%	10/1/30	1,500	1,614
	Illinois GO	5.000%	5/1/32	2,340	2,476
[3]	Illinois GO	5.250%	2/1/33	5,200	5,441
[3]	Illinois GO	5.500%	7/1/33	3,350	3,461
	Illinois GO	4.000%	12/1/33	4,000	3,934
[3]	Illinois GO	5.250%	2/1/34	3,125	3,266
	Illinois GO	4.250%	12/1/37	4,500	4,428
	Illinois GO	4.000%	3/1/39	1,050	985
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,338
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,396
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,747
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,340
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,323
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,055
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	17,788
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	2,000	2,228
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	14,000	15,188
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,529
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/46	7,590	8,449
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	160
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	532
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,479
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	8,964
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	12,002
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	11,719
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	4,902
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	4,664
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	6,279
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	2,809
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	4,500	2,279
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	198
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	2,081
19

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	193
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	500	187
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	500	182
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	7,490	7,028
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	2,169
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	2,010	1,858
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	10,000	9,087
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	1,000	1,043
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	6,000	6,224
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	3,965	3,981
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	2,828
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	3,600	3,594
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,125	4,046
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	6,899
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	115	117
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/29	9,100	9,220
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	11,399
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,060
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,460
					746,388
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	9,974
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,306
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	12,815	13,712
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	14,011
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,136
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,833
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/23	10,000	10,506
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,604
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	13,578
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	9,448
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,689
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,365
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	12,224
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	7,697
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,595
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,937
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,623
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,689
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,718
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,365
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,415
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	7,353
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	5,901
	Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,086
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	884
					156,649
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/51	3,000	2,464
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,825
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	7,240	7,707
[8]	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	3,000	2,987
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,279
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	5,230
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,115	3,783
					41,275
Kansas (0.2%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,245
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,181
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/31	4,975	5,092
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/32	5,225	5,346
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/33	1,610	1,647
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/34	1,590	1,625
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/35	8,000	8,160
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,603
					37,899
20

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kentucky (0.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	375
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	375
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	7,282
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	5,725
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,099
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	795
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,428
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	12,485
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,475	11,708
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	5,594
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	477
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,310	4,413
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	8,250	8,413
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,213
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	10,933
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	12,625	13,142
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	5,000	5,218
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,044
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,041
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,818
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,621
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,438
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,534
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	16,500	17,378
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,677
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	13,020	13,557
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,065	1,068
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,832
	Warren County KY Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,620	1,664
					144,347
Louisiana (0.6%)
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,577
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,753
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,446
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,382
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,345
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,595
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,234
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,493
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	14,605
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,461
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	12/15/46	2,685	2,860
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,592
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,721
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,858
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,489
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,677
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	4,000	4,130
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/29	3,135	3,236
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,033
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	505	522
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,432
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,655
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,175
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,180
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,536
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,884
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,468
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	468
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,025	1,020
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,105	1,096
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	745	735
21

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	965	945
					90,603
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	870
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	965
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,308
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	4,010	4,120
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,238
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,720
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	5,100	5,373
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,470
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,294
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,772
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,575
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,713
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,822
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	1,915
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,937
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,175
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,364
					44,631
Maryland (2.0%)
	Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,212
	Anne Arundel County MD GO	5.000%	10/1/26	1,090	1,181
	Anne Arundel County MD GO	5.000%	4/1/29	2,505	2,879
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,973
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,281
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,964
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,330
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	3,958
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,288
	Anne Arundel County MD GO	4.000%	10/1/39	1,935	2,029
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/44	2,000	2,021
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,212
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,267
	Howard County MD GO	4.000%	2/15/33	8,200	8,529
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	7,090	7,194
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	11,330	11,292
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	260	288
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	110	119
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	555	624
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	126
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	565
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	115	127
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	7,600
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	117
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	3,776
	Maryland GO	5.000%	3/15/25	4,715	5,057
	Maryland GO	4.000%	6/1/29	14,935	15,348
	Maryland GO	5.000%	8/1/34	15,000	17,328
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	1,575	1,779
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,231
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	322
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,187
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	149
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	10,000	10,325
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	6,814
[5,9]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	0.980%	12/8/27	14,600	14,600
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,746
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	1,043
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,791
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	1,119
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,534
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,031
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	3,390
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,375
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,798
22

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,245
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,565
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,454
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	12,685	10,349
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,151
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,333
	Prince George's County MD COP	5.000%	10/1/43	15,780	17,544
	Prince George's County MD GO	5.000%	7/15/33	20,250	22,830
	Prince George's County MD GO	5.000%	7/15/34	10,000	11,261
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,274
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,142
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,678
	University System of Maryland College & University Revenue	5.000%	4/1/30	6,180	6,905
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	15,370
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/34	7,315	7,436
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	9,520	9,594
					299,050
Massachusetts (3.6%)
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,980
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,888
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,745
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,713
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	14,476
	Commonwealth of Massachusetts GO	3.000%	11/1/39	1,700	1,525
	Commonwealth of Massachusetts GO	5.000%	7/1/40	1,250	1,327
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	4,041
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,684
	Commonwealth of Massachusetts GO	3.000%	4/1/48	17,500	14,673
	Commonwealth of Massachusetts GO	4.000%	5/1/48	10,000	9,876
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	16,384
	Commonwealth of Massachusetts GO	5.000%	1/1/49	8,000	8,768
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	10,031
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,559
	Commonwealth of Massachusetts GO	2.125%	4/1/51	5,000	3,195
	Commonwealth of Massachusetts GO	5.000%	9/1/51	10,000	11,275
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	8,007
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	6,420	7,258
	Harvard MA GO	3.000%	8/15/36	1,260	1,178
	Harvard MA GO	3.000%	8/15/37	1,210	1,109
	Hingham MA GO	3.000%	2/15/36	810	770
	Leominster MA GO	3.000%	3/1/52	1,250	996
	Lowell MA GO	2.000%	9/1/38	1,340	989
	Lowell MA GO	2.000%	9/1/39	1,445	1,052
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,199
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,440
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	5,544
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	6,351
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	6,306
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,457
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,770
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,242
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,324
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,259
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	2,500	2,704
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	2,000	1,958
[8]	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	5,205	6,308
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	2,000	2,379
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	5,124
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	5,000	5,030
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,207
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,000	5,294
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	5,000	5,331
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	3,711
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,884
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	700	663
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	3,400	3,979
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	925
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	45
23

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	5,099
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	45
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	50
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	50
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,500	1,625
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,000	5,202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	2,992
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	6,695	7,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,050
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	10,790
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,008
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	994
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	1,960
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	6,386
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	755	862
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	700	795
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	750	851
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	1,802
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,020
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	839
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/24	500	524
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/25	750	803
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	8,800	9,025
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	14,118
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,548
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	13,686
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	7,000	7,127
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	8,223
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	11,104
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	23,405	25,521
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	375	392
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	500	521
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	600	622
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	1,060
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,250	1,285
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	750	766
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/47	550	547
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/52	1,050	1,036
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,281
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,459
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	3,898
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	5,640	6,203
	Milford MA GO	2.250%	12/1/44	2,000	1,413
	Milford MA GO	2.125%	12/1/48	5,000	3,254
	Milford MA GO	2.500%	12/1/51	3,000	2,085
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	5,118
	Quincy MA GO	5.000%	6/1/50	1,000	1,126
[3]	Springfield MA GO	3.000%	3/1/33	1,080	1,030
	Swampscott MA GO	3.000%	3/1/52	5,855	4,674
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,251
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,823
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,606
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,365
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	2,015	2,251
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,106
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	45,000	50,003
	Waltham MA GO	2.500%	10/15/50	5,000	3,490
	Weymouth MA GO	2.000%	9/15/41	1,180	826
	Weymouth MA GO	2.000%	9/15/45	3,000	1,959
	Weymouth MA GO	2.250%	9/15/50	4,420	2,889
	Worcester MA GO	3.000%	2/1/36	6,795	6,239
	Worcester MA GO	3.000%	2/1/37	3,690	3,339
	Worcester MA GO	2.000%	2/1/41	7,400	5,333
	Worcester MA GO	2.000%	2/1/42	7,465	5,303
					554,505
24

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan (3.1%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,479
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,584
	Ann Arbor School District GO	3.000%	5/1/35	6,525	5,822
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	1,000	1,006
[3]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/26	2,500	2,533
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,475
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,096
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,186
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,189
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,148
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,178
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,500	1,966
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,341
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	24,995	26,794
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,714
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,102
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,186
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,125
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,141
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	17,330	18,037
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	3,633
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/45	3,000	3,286
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	700
[12]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,050
[12]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,049
	Macomb Interceptor Drain Drainage District	5.000%	5/1/42	8,360	9,164
	Michigan (Environmental Program) GO	4.000%	5/1/29	17,425	18,283
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	6,386
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,946
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	951
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	933
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,000	4,252
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,123
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,078
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,354
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,089
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,361
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	13,500	14,309
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,260
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	7,930
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,145	3,111
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,025
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	15,270
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	15,610	15,185
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,301
[9]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	1.290%	12/1/24	7,500	7,584
[9]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.340%	12/1/25	2,500	2,544
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,076
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,310
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/29	210	228
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	13,859
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	6,638
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	4,830
[1]	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	6,000	5,848
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	5,000	5,205
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	3,670	3,692
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,500	1,646
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,809
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	10,070	11,118
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	533
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/28	3,000	3,223
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,063
[7]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	2,210	2,312
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	7,500	7,799
[7]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,165	1,218
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,639
25

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,448
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,156
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	8,498
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,312
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,243
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	4,900	5,206
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,598
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Transportation Program)	4.000%	10/15/39	1,885	1,951
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,300	2,307
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	959
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	4,976
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,918
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,229
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,226
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,215
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,205
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,114
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	3,120
[8]	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,949
	Oakland-Macomb Interceptor Drain Drainage District	4.000%	7/1/31	2,690	2,883
	Rochester Community School District GO	3.000%	5/1/33	1,000	933
[12]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,309
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,255	8,563
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,871
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,924
	Southfield MI GO	3.000%	5/1/33	1,000	931
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,134
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	3,986
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	2,828
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	715
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,131
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,141
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,424
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,133
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,890	3,052
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	2,545	2,731
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,272
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,184
	Wayne State University College & University Revenue	5.000%	11/15/38	2,220	2,384
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	342
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	438
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	369
[3]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,244
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	4,019
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,043
					479,919
Minnesota (1.0%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,023
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	6,726
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,383
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,257
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,878
	Hennepin County MN GO	5.000%	12/15/34	10,675	12,043
	Minneapolis MN GO	3.000%	12/1/34	4,390	4,200
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,912
	Minnesota GO	5.000%	8/1/26	3,000	3,237
	Minnesota GO	5.000%	10/1/30	1,640	1,824
	Minnesota GO	5.000%	8/1/36	4,000	4,546
	Minnesota GO	4.000%	9/1/37	11,540	12,202
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	520
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/35	400	416
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	4,049
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,524
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	9,250	9,140
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	5,320	5,492
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,081
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,131
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,197
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/32	275	293
26

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/33	385	407
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	389
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/35	500	526
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/36	500	525
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/37	500	524
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,587
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	3,965
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,140
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	5,500	6,124
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,113
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,339
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,222
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,914
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,879
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,157
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,379
	St. Cloud MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/49	4,000	3,823
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,482
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,377
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,979
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	2,719
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,393
					148,037
Mississippi (0.2%)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,138
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	5,409
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	9,900	10,289
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	8/1/23	2,500	2,596
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,605
					25,037
Missouri (1.7%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,757
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,047
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,275
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,163
[3]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,184
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,754
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	1,002
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,533
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	10,782
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	8,312
	Kansas City MO Appropriations Revenue	5.000%	9/1/34	2,660	3,007
	Kansas City MO Appropriations Revenue	5.000%	9/1/35	3,285	3,699
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,560	4,998
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,933
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,356
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,156
	Kansas City MO GO	4.000%	2/1/36	3,460	3,679
	Kansas City MO GO	4.000%	2/1/37	1,000	1,061
	Kansas City MO GO	4.000%	2/1/39	2,145	2,267
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,645
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,616
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,375
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,610
	Kansas City MO Special Obligation Revenue	5.000%	9/1/39	3,250	3,362
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,534
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,411
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,599
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,127
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,500
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,147
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,359
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,242
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,669
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,446
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,559
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,849
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	5,000	5,011
27

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,845
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	5,010	4,985
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,881
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	5,905
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,108
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,906
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	5,411
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,250	1,350
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	12,500	13,442
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,000	19,444
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,597
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	15,000	15,583
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,785	1,775
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	4,670	4,737
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,770
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,891
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,602
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,370	1,325
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,118
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,191
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	890
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,185	1,146
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,070	965
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,185	1,030
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	770
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	10,452
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,121
					255,266
Montana (0.2%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,540	3,578
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,754
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,510	1,569
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,090
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	944
[8]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	651
[8]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,390
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	2,864
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,455
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	9,910
					25,205
Multiple States (0.2%)
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,811	3,753
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	9,855	9,855
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	15,000	15,000
					28,608
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,457
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	1,975
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,309
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	10,261
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	8,400	8,582
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,398
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,086
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,172
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,087
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	2,500	2,620
[9]	Douglas County NE College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.970%	9/1/26	4,000	4,013
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,157
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,157
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,731
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,731
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	452
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	398
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	212
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	132
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	105
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,116
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	10,053
28

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	10,800	11,435
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,231
					74,870
Nevada (0.6%)
[8]	Clark County NV GO	4.000%	6/1/30	10,000	10,608
	Clark County NV GO	4.000%	12/1/39	23,100	24,090
	Clark County School District GO	3.000%	6/15/37	3,500	3,139
	Clark County School District GO	3.000%	6/15/39	3,575	3,153
	Clark County School District GO	3.000%	6/15/41	3,000	2,604
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	16,397
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	467
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,225
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,593
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,110
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,143
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,260
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/47	2,570	2,557
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,818
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,330
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,002
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,275
					97,771
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,930
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	10,029
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	514
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	504
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,228
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,234
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	944
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	861
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/30	1,000	1,046
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	737
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,048
					23,075
New Jersey (3.8%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,110
[3]	Clifton Board Of Education GO	2.125%	8/15/43	5,000	3,432
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,042
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,500
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,083
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,260
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	843
	Essex County NJ GO	2.000%	9/1/46	3,900	2,480
	Essex County NJ GO	2.000%	9/1/48	3,900	2,414
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	6,987
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	3,445
	Hudson County NJ GO	3.000%	11/15/31	5,000	4,918
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,469
[3]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,322
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,537
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	3,000	3,056
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	7,500	8,257
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	18,412
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,198
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,133
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	122
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	175
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	862
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	473
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,000	5,252
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	868
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,117
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,470
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	20,000	20,496
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	1,941
[3]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	1,931
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	7,075
29

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,167
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,795
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	362
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,384
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,253
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	687
	New Jersey GO	5.000%	6/1/29	1,950	2,179
	New Jersey GO	4.000%	6/1/30	6,050	6,331
	New Jersey GO	2.000%	6/1/33	15,000	11,947
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	6,232
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,307
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	288
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	154
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	241
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	185
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,600	3,861
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,025	9,790
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	4,044
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,214
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	7,335	7,518
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	990	977
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,045	4,060
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,603
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,326
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	9,742
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,845
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,659
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,475
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	8,925	9,308
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	11,277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,807
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,662
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,795	2,768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,793
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,563
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	3,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	4,120	4,052
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,500	2,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	7,000	7,453
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,613
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	12,000	12,282
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	1,925	1,933
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	5,551
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	10,050	10,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	15,325	14,456
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	23,010	21,403
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,219
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,337
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,340
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	3,250	3,159
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,750	1,694
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,000	4,743
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,500	2,644
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,043
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,372
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,740
30

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,250	1,318
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	13,054
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,432
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,253
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,624
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,822
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	3,420	3,429
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	6,850	6,789
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,885
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	17,476
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	997
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,032
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,138
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,028
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	34,385	36,122
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	17,250	18,002
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,491
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,478
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,470
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,439
					579,927
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,673
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,802
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,685
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	2,807
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,817
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	10,015
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,867
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,010	12,797
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/22	12,025	12,133
[2,14]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	50,728
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,380
					104,704
New York (13.9%)
[3]	Hempstead NY GO	4.000%	4/1/27	6,850	7,115
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,089
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	1,982
[3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	4,000	4,076
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,218
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,249
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,000	2,107
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	3,250	3,501
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,000	17,840
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,935	2,076
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	643
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,297
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	12,607
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	20,315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,177
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,082
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,085
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,075
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,500	1,637
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,871
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,500
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,264
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,096
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,280
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,653
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,785
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,094
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	5,951
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	11,105	11,520
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,035	5,175
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,000	5,102
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	970
31

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,000	968
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,000	1,933
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	7,260	7,618
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	12,000	11,551
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	7,025	7,260
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,500	1,571
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,000	2,854
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	6,824
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	2,500	2,356
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	18,930	19,982
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	3,000	3,170
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	3,000	3,190
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	27,500	29,064
[3,9]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	1,245	1,244
[3,9]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	1,750	1,749
[9]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.518%	4/1/24	2,850	2,828
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,000	5,152
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	12,299
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	22
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	3,417
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,181
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	12,948
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,500	3,717
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,000	3,018
[3]	Nassau County NY GO	5.000%	7/1/32	2,740	3,053
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,436
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/43	5,820	5,799
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,405	3,725
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	2,228
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,703
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,914
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,451
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	8,230	7,685
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	748
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	542
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,777
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,500	2,521
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,727
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,154
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/34	3,500	3,515
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/34	9,000	9,266
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/36	5,090	5,329
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	20,000	21,240
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	15,000	13,915
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/45	6,355	6,383
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/46	20,080	21,757
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/48	5,000	4,517
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/48	4,815	5,283
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/50	3,515	3,854
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/51	12,000	11,771
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	20,261
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	6,675	7,411
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	10,611
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	7,895
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,500	8,975
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	800	804
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,749
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,507
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,591
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,442
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	9,930	9,991
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	7,245	6,303
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,245
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	18,613
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,500	2,548
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,637
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	17,143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,582
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,079
32

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,478
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,000	1,132
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10,000	10,173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,531
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	11,208
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,807
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,819
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	9,000	9,320
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	5,500	5,575
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	28,288
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,344
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	4,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,521
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,078
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	10,000	10,091
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	6,290	6,374
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,139
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,884
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	4,570
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,753
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	3,455	3,475
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,629
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	8,057
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,105
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,511
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	10,500	10,566
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	5,031
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	7,370
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,026
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	5,151
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,027
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,996
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	2,490	2,496
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,510	10,464
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	6,970
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,605
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	8,122
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	6,500	6,366
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,315
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	24,195
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	8,617
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	11,137
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	8,120
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,313
	New York City Water & Sewer System Water Revenue	4.000%	6/15/48	10,000	9,923
	New York City Water & Sewer Water Revenue	3.000%	6/15/44	26,580	22,555
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,396
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,130	5,394
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,621
[5]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,665	3,738
	New York Liberty Development Corp. Economic Development Revenue	3.000%	9/15/43	5,555	4,828
	New York Liberty Development Corp. Economic Development Revenue	3.125%	9/15/50	17,945	15,242
	New York Liberty Development Corp. Economic Development Revenue	3.250%	9/15/52	3,780	3,253
	New York Liberty Development Corp. Economic Development Revenue	3.500%	9/15/52	1,310	1,110
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	9,385
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	9,281
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,295
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	4,530	3,499
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	5,300	4,220
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	15,655	12,108
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	11,490	8,989
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	2,000	1,565
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	12,361
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,580	1,584
	New York NY GO	4.000%	8/1/32	5,000	5,166
33

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/33	1,000	1,108
	New York NY GO	5.000%	8/1/33	2,300	2,652
	New York NY GO	5.000%	10/1/33	1,770	1,977
	New York NY GO	5.000%	4/1/34	7,000	7,648
	New York NY GO	5.000%	12/1/34	16,310	17,679
	New York NY GO	3.000%	3/1/35	7,000	6,509
	New York NY GO	5.000%	10/1/35	5,020	5,489
	New York NY GO	5.000%	3/1/36	1,200	1,345
	New York NY GO	4.000%	8/1/36	7,640	7,842
	New York NY GO	4.000%	8/1/36	2,635	2,670
	New York NY GO	5.000%	3/1/37	3,070	3,396
	New York NY GO	5.000%	3/1/37	1,175	1,313
	New York NY GO	4.000%	8/1/37	11,000	11,100
	New York NY GO	5.000%	8/1/37	8,600	9,243
	New York NY GO	4.000%	10/1/37	5,840	5,884
	New York NY GO	5.000%	10/1/37	5,000	5,459
	New York NY GO	4.000%	3/1/38	6,950	6,998
	New York NY GO	5.000%	3/1/38	3,305	3,648
	New York NY GO	5.000%	8/1/38	5,430	6,019
	New York NY GO	5.000%	10/1/38	2,045	2,248
	New York NY GO	5.000%	12/1/38	14,545	15,662
	New York NY GO	4.000%	8/1/39	970	973
	New York NY GO	4.000%	3/1/40	2,000	2,005
	New York NY GO	4.000%	8/1/40	12,340	12,368
	New York NY GO	4.000%	8/1/40	1,795	1,800
	New York NY GO	4.000%	8/1/41	2,360	2,366
	New York NY GO	3.500%	4/1/46	3,110	2,876
[4]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	1,000	1,071
	New York NY GO VRDO	0.630%	5/2/22	1,000	1,000
	New York NY GO VRDO	0.640%	5/2/22	1,400	1,400
	New York NY GO, Prere.	5.000%	10/1/22	5,120	5,194
	New York NY GO, Prere.	5.000%	10/1/22	5,260	5,336
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/33	1,150	1,316
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/34	1,195	1,364
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/35	2,280	2,590
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,950	4,898
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,511
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,673
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	80
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,094
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	2,000	1,975
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	10,391
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,255
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,281
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/37	330	353
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,532
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,200
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	8,018
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	6,183
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	9,955	10,104
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,788
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	10,729
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,204
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,713
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,770
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,525
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	7,806
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	19,995	21,063
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	4,413
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,065
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,370
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,767
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,334
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,116
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	19,755	19,783
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	40	43
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
34

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	10,344
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	6,030	6,786
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	5,533
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,900	1,918
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	5,267
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	4,845
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	5,476
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,277
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,889
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	9,530	10,669
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	9,000	10,019
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,404
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,132
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,633
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,423
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	24,125
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	19,517
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	5,410
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	5,375
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	1,000	1,178
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	1,800	2,112
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	1,500	1,753
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,281
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	6,285	6,302
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,111
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	3,857
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,350	4,355
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	1,000	1,000
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	9,748
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	4,466
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	4,750	4,614
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	7,336
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,629
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	10,679
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	3,719
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,880
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	3,355	2,697
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	16,250	15,910
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	28,000	27,106
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,712
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	6,068
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	6,000	6,131
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	10,215
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,228
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,031
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	15,000	16,676
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	11,585
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	16,067
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,500	10,037
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	18,000	15,711
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	11,044
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,981
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,416
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	9,951
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	14,100	11,538
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	4,399
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	4,160
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,286
	Oyster Bay NY GO	5.000%	8/1/31	1,100	1,262
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,050	4,350
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,146
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,218
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,773
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	7,136
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,840
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	1,004
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,294
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	10,318
35

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Suffolk County NY GO	5.000%	5/15/31	4,000	4,495
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,245	1,159
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	7,328
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,661
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	8,295	8,103
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,904
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	15,000	14,642
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/35	2,510	2,830
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/36	2,445	2,753
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5,500	6,159
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,550	7,468
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	4,330	4,740
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	22,425	24,883
[9]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.568%	2/1/24	257	257
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/36	4,210	4,666
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,888
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,340
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	15,815
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	7,500	7,743
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	20,397
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	12,940	13,752
[3]	Yonkers NY GO	5.000%	3/15/35	1,000	1,134
[3]	Yonkers NY GO	5.000%	3/15/37	1,000	1,129
					2,115,140
North Carolina (1.5%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	917
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	528
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	524
	Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,612
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,208
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,084
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,972
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,032
	Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,490
	Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,550
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,536
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	4,118
	Charlotte NC COP	3.000%	6/1/38	3,505	3,215
	Charlotte NC GO	2.000%	6/1/40	1,875	1,356
	Charlotte NC GO	2.000%	6/1/41	1,625	1,154
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,064
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/43	5,000	5,046
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	1,000	1,131
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,736
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	2,854
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	845
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	453
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	734
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	565
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	4.000%	10/1/27	3,075	3,277
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,455
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,507
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,252
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,804
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	20,150	21,497
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	26,620	26,255
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,910	2,949
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,105
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,615
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,666
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	5,118
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	3,157
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,199
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	3,750
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,797
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	10,169
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	580	582
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,100	1,172
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,155	1,231
36

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	2,500	2,664
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	12,060	12,951
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,440
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,432
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	875
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,142
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,140
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	8,191
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	10,286
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	1,000	1,044
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,440
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	4,831
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	9,445	7,688
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,390
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,157
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/37	1,105	1,131
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/47	5,350	5,825
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,830
	Wake County NC Appropriations Revenue	5.000%	9/1/24	1,835	1,944
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/30	1,610	1,691
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,604
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,083
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,975
					232,035
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	952
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	6,385
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,902
[3]	University of North Dakota COP	4.000%	6/1/51	2,600	2,537
[3]	University of North Dakota COP	2.500%	6/1/54	5,000	3,219
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,232
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	5,000	5,267
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,256
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,344
					36,094
Ohio (3.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	19,069
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,256
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,755
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,605
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	1,300	1,300
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	2,823
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,044
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,599
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,079
	Brunswick City School District GO, Prere.	5.250%	6/1/23	4,000	4,136
	Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	8,480
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,070
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,433
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	5,900	4,337
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	8,185	7,656
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	4,045	3,934
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	9,555
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,500	1,543
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	453
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	694
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	540
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	460
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	733
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,677
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,863
	Columbus City School District GO	5.000%	12/1/42	8,000	8,653
	Columbus OH GO	4.000%	4/1/30	10,000	10,579
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,115
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	13,188
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	10,298
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	3,059
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	3,245
37

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,795	14,438
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	5,409
	Euclid City School District GO	4.750%	1/15/54	2,685	2,810
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,386
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,975	12,499
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	7,804
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,555
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	3,436
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,779
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	957
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	945
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	566
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	339
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,775
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,637
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	899
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,986
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,118
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,235
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	29,249
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,330	9,125
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	4,943
	Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,800
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,115	10,574
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	7,250	7,837
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,033
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	778
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	176
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	419
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	370	413
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	187
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	204
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,830	2,771
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	4,825	4,652
	North Royalton City School District GO	4.000%	12/1/32	600	622
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,487
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,300	6,647
	Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,502
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	567
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	342
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	574
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	403
	Ohio GO	5.000%	6/15/30	9,070	9,853
	Ohio GO	5.000%	2/1/32	5,000	5,408
	Ohio GO	5.000%	2/1/34	3,540	3,823
	Ohio GO	5.000%	2/1/36	9,885	10,663
	Ohio GO	5.000%	9/1/36	12,030	12,532
	Ohio GO	5.000%	9/1/37	9,650	10,051
	Ohio GO	5.000%	3/1/39	10,000	10,946
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	1,000
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	14,070	13,960
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,457
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,012
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	4,225	4,132
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/44	2,490	2,509
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,504
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	2,017
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	12,071
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,570
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	15,310	15,259
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,252
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	844
	Ohio State University College & University Revenue	5.000%	6/1/38	7,000	7,189
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	8,042
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	20,766
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,290
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	2,000	2,227
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	20,000	22,236
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	1,350	1,573
38

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,320
	Union County OH GO	5.000%	12/1/47	2,500	2,693
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,041
	Westlake City School District GO	4.000%	12/1/49	3,000	3,082
	Wickliffe City School District GO	3.250%	12/1/56	10,355	8,746
					524,177
Oklahoma (0.6%)
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,135
	Oklahoma City OK GO	4.000%	3/1/31	3,985	4,187
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/38	5,500	5,961
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	2,425	2,501
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	7,165	7,541
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	12,177
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,067
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	690
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	1,006
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	623
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	600	631
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/37	1,500	1,574
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/38	2,065	2,159
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	521
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	389
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	818
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	437
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	434
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,134
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,233
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,435
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,890	9,027
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	810
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/51	1,060	1,214
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	13,200
					84,904
Oregon (1.6%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,489
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,717
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,231
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,010
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	610
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,007
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,304
	Deschutes Public Library District GO	4.000%	6/1/33	1,625	1,731
	Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,588
	Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	732
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	450
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	880
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	5,000	4,079
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	5,000	3,988
	Lane County School District No. 4J Eugene GO	4.000%	6/15/34	4,100	4,356
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	838
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,141
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,396
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,249
	Oregon (Q State Project) GO	5.000%	5/1/34	8,790	9,941
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	8,325
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	5,218
	Oregon GO	5.000%	5/1/31	1,000	1,088
	Oregon GO	5.000%	5/1/32	3,010	3,270
	Oregon GO	4.000%	8/1/32	3,000	3,166
	Oregon GO	5.000%	5/1/33	280	315
	Oregon GO	5.000%	6/1/33	390	439
	Oregon GO	5.000%	5/1/34	1,280	1,437
	Oregon GO	5.000%	6/1/34	500	562
	Oregon GO	5.000%	5/1/35	2,285	2,592
	Oregon GO	5.000%	6/1/35	500	560
	Oregon GO	5.000%	5/1/36	1,000	1,115
	Oregon GO	5.000%	6/1/36	685	764
	Oregon GO	5.000%	5/1/37	700	780
39

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon GO	5.000%	6/1/37	1,560	1,739
	Oregon GO	5.000%	5/1/38	650	723
	Oregon GO	5.000%	5/1/39	5,000	5,403
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,563
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,198
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,870	2,835
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,632
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,615	3,704
	Oregon State Facilities Authority College & University Revenue (Reed College Project), Prere.	4.000%	7/1/27	4,700	5,025
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	1,880
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,488
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,833
	Oregon State Lottery Revenue	5.000%	4/1/31	3,670	4,043
	Oregon State Lottery Revenue	5.000%	4/1/32	4,000	4,411
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,781
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,815
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,368
[8]	Oregon State Lottery Revenue	5.000%	4/1/40	6,510	7,514
[8]	Oregon State Lottery Revenue	5.000%	4/1/41	6,680	7,698
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,620
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,330
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,250
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	10,076
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,895
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,398
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,477
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,654
	Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	2,059
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,645	1,813
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	787
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	1,042
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,599
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	5,000	5,331
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	8,367
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,210
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,439
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,942
					238,310
Pennsylvania (6.1%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,477
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	10,728
	Allegheny County PA GO	5.000%	11/1/28	5,475	6,037
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	3,519
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,915	3,035
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,310
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,168
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,626
[1]	Armstrong School District GO	4.000%	3/15/36	1,165	1,197
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,147
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,221
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,146
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,551
[1]	Bristol Township School District GO	4.000%	6/1/44	2,635	2,653
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	15,455	11,506
[3]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	4,045	3,036
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	2,653
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,277
[3]	Central Bucks School District GO	3.000%	6/1/40	2,415	2,130
[3]	Central Bucks School District GO	3.000%	6/1/44	2,305	1,946
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,055
	Cheltenham Township School District GO	5.000%	3/15/41	15,210	16,283
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,646
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,816
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	5,924
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,363
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,034
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	1,966
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,085
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
40

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,650
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,593
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,449
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,425
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,870
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	1,953
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	9,239
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,952
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,411
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	3,074
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,015
	Delaware County Authority College & University Revenue	4.000%	12/1/30	1,930	2,019
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	880
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	981
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,797
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,130
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,299
	Delaware County Authority College & University Revenue	5.000%	10/1/46	2,770	3,013
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	2,487
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	4,871
	East Lycoming School District GO	4.000%	9/15/45	1,760	1,784
[3]	Ellwood City Area School District GO	4.000%	11/15/40	810	829
[3]	Ellwood City Area School District GO	4.000%	11/15/41	1,125	1,146
[3]	Ellwood City Area School District GO	4.000%	11/15/43	1,170	1,187
[1]	Fairview School District GO	3.000%	9/15/39	1,000	887
[1]	Fairview School District GO	3.000%	9/15/40	1,000	875
[1]	Fairview School District GO	3.000%	9/15/41	1,000	882
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,347
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	883
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,233
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,145
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	6,037
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,294
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,665
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,302
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,217
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	4,140	4,400
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	5,345	5,659
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,179
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	6,106
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	8,163
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,132
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,143
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,451
[8]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,398
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,559
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,271
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	10,000	11,016
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	15,330	16,556
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,659
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,442
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,030
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,333
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,776
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	6,226
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	5,096
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	11,984
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	14,638
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	3,705
[8]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	774
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,499
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,142
[8]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,706
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	6,660	6,724
[8]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	1,225	1,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,563
[8]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	454
41

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	12,000	12,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,948
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,223
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,863
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,614
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	4,732
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,789
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	3,500	3,574
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,810	3,010
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	2,000	2,033
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,520
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,201
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,167
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,612
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,187
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	8,000	8,530
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,099
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	3,687
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	2,000	2,097
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	12,000	11,655
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	13,000	13,716
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	17,175	16,972
	Pennsylvania State University College & University Revenue	5.000%	9/1/27	830	909
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,075
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,226
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,251
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,524
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	1,001
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	13,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	11,325	12,285
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	8,171
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,148
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	14,191
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,205
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	12,008
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,207
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,692
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,510
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	16,157
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,931
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,397
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	15,782
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,789
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,455
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	13,154
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,281
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,045	5,285
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,610
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	6,756
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,400	17,365
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,861
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,737
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,577
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,851
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	12,395	12,975
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,317
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	8,500	9,036
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,195
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,600	4,384
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,483
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,460	1,377
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	8,000	7,525
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	4,145
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,448
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	841
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	178
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	9,447
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	7,626
42

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,693
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	5,755
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,252
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/45	6,035	6,377
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,200	1,166
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,598
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,062
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,996
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,212
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,249
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,846
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,647
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,737
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,768
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	3,715	4,012
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,735	1,701
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	7,000	7,486
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,260
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	9,395	9,460
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,900
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,155
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	10,059
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,664
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,594
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,367
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	11,085
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	5,945
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,186
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,124
[3,9]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.090%	12/1/23	2,260	2,262
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,316
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/47	1,300	1,301
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/50	3,120	3,112
	School District of Philadelphia GO	4.000%	9/1/38	5,000	5,119
	School District of Philadelphia GO	4.000%	9/1/46	5,000	5,015
	Spring Township PA GO	3.000%	11/15/33	1,020	969
	Spring Township PA GO	3.000%	11/15/34	1,050	991
	Spring Township PA GO	3.000%	11/15/35	1,085	1,019
	Spring Township PA GO	3.000%	11/15/36	1,115	1,033
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,873
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	858
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	232
[3]	Trinity Area School District GO	4.000%	11/1/46	1,125	1,135
[3]	Trinity Area School District GO	4.000%	11/1/51	2,175	2,166
[3]	Upper Darby School District GO	4.000%	4/1/45	2,400	2,423
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,347
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,897
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	4,210	4,365
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,667
	York County PA GO	4.000%	3/1/35	3,000	3,105
					925,654
Puerto Rico (0.8%)
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,809	4,160
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	10,569	6,030
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	641	594
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,802	2,590
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	820	718
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	185
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	239
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	50
43

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	45
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	133
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	39
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	574	539
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,814	4,112
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	15,720	12,562
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	553
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	58,907	58,237
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,865	4,810
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	315	317
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,775	1,785
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	22,025	22,575
					120,441
Rhode Island (0.1%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	723
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	886
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	910
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	955
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	2,000	2,021
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	10,342
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,784
					22,621
South Carolina (1.5%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/43	5,010	5,122
	Charleston County SC GO	4.000%	11/1/30	5,715	6,074
	Charleston County SC GO	4.000%	11/1/31	6,110	6,449
	Charleston County SC GO	4.000%	11/1/32	6,520	6,855
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/29	2,500	2,654
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	759
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,213
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	864
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,075
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,578
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,248
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,597
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,690	17,946
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/46	2,250	2,212
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,459
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	2,745	2,900
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,594
	South Carolina GO	5.000%	4/1/34	470	549
	South Carolina GO	5.000%	4/1/34	380	444
	South Carolina GO	5.000%	4/1/35	1,900	2,217
	South Carolina GO	5.000%	4/1/35	270	315
	South Carolina GO	5.000%	4/1/35	890	1,039
	South Carolina GO	5.000%	4/1/35	400	467
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,130
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,776
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	13,721
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	8,018
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	5,639
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	5,000	4,931
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,183
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,940
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,712
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	3,026
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,333
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	3,218
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,660
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	11,413
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,982
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,655
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,894
44

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	12,900	13,611
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,115	1,118
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,750	4,734
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,516
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,791
	University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,057
	University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,250
	University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,359
	University of South Carolina College & University Revenue	5.000%	5/1/34	865	950
	University of South Carolina College & University Revenue	5.000%	5/1/35	450	524
	University of South Carolina College & University Revenue	5.000%	5/1/35	610	701
	University of South Carolina College & University Revenue	5.000%	5/1/36	430	493
	University of South Carolina College & University Revenue	5.000%	5/1/37	450	515
	University of South Carolina College & University Revenue	5.000%	5/1/38	1,415	1,616
	University of South Carolina College & University Revenue	5.000%	5/1/39	1,480	1,687
	University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,949
	University of South Carolina College & University Revenue	5.000%	5/1/40	1,550	1,764
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	4,466
					224,962
South Dakota (0.2%)
	Lincoln SD College & University Revenue	4.000%	8/1/51	2,775	2,455
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,809
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,020	3,223
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	1,000	1,061
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,525	10,202
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	10,045	10,215
					36,965
Tennessee (1.5%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,656
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	977
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	970
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	954
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,500	2,694
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	14,301
	Franklin IN GO	5.000%	3/1/25	1,250	1,341
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,530	1,642
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	2,855	3,128
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	145	164
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	2,796
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,676
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	11,315	11,934
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,146
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	1,709
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	6,000	6,367
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,356
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,739
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,015	7,347
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	12,690	13,747
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,695	1,823
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,374
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,767
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,445
	Shelby County TN GO	3.125%	4/1/33	1,465	1,456
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	42,715	44,499
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	12,325	12,529
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,025	1,036
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	3,847
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,457
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,300
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	21,236
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	6,600	6,728
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	8,185	8,900
	Tennessee GO, Prere.	5.000%	9/1/24	700	742
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,453
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,125	5,065
45

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,495	2,528
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,577
	Washington County TN GO	4.000%	6/1/29	3,260	3,412
					228,818
Texas (7.1%)
[16]	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,063
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/41	6,000	6,229
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	8,314
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	15,000	15,239
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,585
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,571
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,219
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,548
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	689
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,035
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	501
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	859
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	585
[16]	Austin Independent School District GO	5.000%	8/1/32	5,370	6,025
	Austin Independent School District GO, Prere.	5.000%	8/1/25	1,425	1,530
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	6,740	7,285
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/46	11,065	11,918
	Austin TX GO	5.000%	9/1/32	1,300	1,373
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,170	3,544
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/51	3,000	3,052
[16]	Bastrop Independent School District GO	4.000%	2/15/34	1,500	1,590
[16]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,713
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,925
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,789
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,203
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,901
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,850
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,995
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	3,011
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,584
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,125	4,020
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,461
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,307
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	29,985	24,302
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	7,300	7,536
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,450	7,792
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	494
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	41
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	3,815	3,854
[16]	Clear Creek Independent School District GO	5.000%	2/15/29	1,075	1,229
[16]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,064
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	663
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	700
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	670
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,529
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,731
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,757
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,547
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,593
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,114
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,345	4,762
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	8,015	7,975
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,374
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,353
[16]	Del Valle Independent School District TX GO	4.000%	6/15/34	3,310	3,542
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,679
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,557
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/34	2,700	2,872
[16]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	5,164
[3]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,445
[16]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,602
	El Paso TX GO	5.000%	8/15/27	3,625	3,967
	El Paso TX GO	3.000%	8/15/39	1,270	1,119
46

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	4.000%	8/15/39	1,370	1,402
	El Paso TX GO	3.000%	8/15/40	840	734
	El Paso TX GO	3.000%	8/15/40	1,000	874
	El Paso TX GO	3.000%	8/15/40	1,375	1,202
	El Paso TX GO	4.000%	8/15/40	635	646
	El Paso TX GO	3.000%	8/15/41	905	785
	El Paso TX GO	3.000%	8/15/41	1,200	1,041
	El Paso TX GO	3.000%	8/15/41	1,500	1,301
	El Paso TX GO	4.000%	8/15/41	655	664
	El Paso TX GO	4.000%	8/15/47	2,725	2,690
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	3,904
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,232
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,817
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,894
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	2,003
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,181
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,433
[16]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,766
[8,16]	Frisco Independent School District GO	5.000%	2/15/33	1,000	1,170
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	22,974
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	9,165
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	12,491
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/46	650	659
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/51	1,000	1,010
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	123
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	117
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	1,520	1,574
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,173
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,030
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,537
	Harris County TX Highway Revenue	5.000%	8/15/30	665	728
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,263
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,535
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,917
	Hays County TX GO	4.000%	2/15/31	2,265	2,356
	Hays County TX GO	4.000%	2/15/32	3,135	3,266
	Hays County TX GO	4.000%	2/15/32	3,820	3,968
	Hays County TX GO	4.000%	2/15/33	865	900
	Hays County TX GO	4.000%	2/15/33	3,320	3,453
	Hays County TX GO	5.000%	2/15/42	4,000	4,340
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,071
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,070
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,046
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	800	748
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,828
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	929
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	922
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	952
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	910
	Houston Community College System GO	5.000%	2/15/35	3,000	3,350
	Houston Community College System GO	4.000%	2/15/36	8,500	8,838
	Houston Community College System GO, Prere.	5.000%	2/15/23	2,920	2,993
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	1,084
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,479
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,000	3,018
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,252
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	28,600	31,184
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,282
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,184
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,249
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,913
	Houston TX GO	5.000%	3/1/27	13,350	14,508
	Houston TX GO	4.000%	3/1/34	590	627
	Houston TX GO	4.000%	3/1/35	675	715
	Houston TX GO	3.000%	3/1/36	1,030	945
[16]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,673
[16]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,862
[16]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,633
[16]	Katy Independent School District GO	3.000%	2/15/35	7,185	6,756
47

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,045
[16]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,061
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,315
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,151
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,026
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	5,081
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,143
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,583
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/44	1,250	1,303
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	2,250	2,332
[16]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,577
[16]	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	1,068
[16]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,405
[16]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,656
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,159
	Lone Star College System GO	4.000%	2/15/29	1,150	1,192
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	5,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,622
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,775
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,850
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,435
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	6,000	6,660
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,417
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,654
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,109
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,142
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,324
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,645
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,212
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,643
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,208
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,094
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,308
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	4,316
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	5,462
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	5,080	5,322
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,460	3,624
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	5,540	5,870
	Lubbock TX GO	4.000%	2/15/30	1,250	1,302
	Mainland College GO	4.000%	8/15/49	10,950	11,083
[16]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,349
[16]	McKinney Independent School District GO	4.000%	2/15/33	4,155	4,409
[16]	McKinney Independent School District GO	4.000%	2/15/35	3,360	3,550
	Missouri City TX GO	4.000%	6/15/32	1,125	1,172
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	1,695	1,754
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/46	1,500	1,541
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	5,506
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,641
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,649
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,568
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,490
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,896
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,061
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	5,000	5,180
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,907
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	8,037
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	8,035
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	10,517
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,125	3,280
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	9,135
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	6,440	6,916
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	25,569
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,610	16,610
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,000	1,018
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,325	4,405
48

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,520	4,603
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	2,250	2,292
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,845	1,879
	Pasadena TX GO	4.000%	2/15/32	1,500	1,545
[16]	Ponder Independent School District GO	4.000%	2/15/37	1,935	2,079
[16]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,072
[16]	Ponder Independent School District GO	4.000%	2/15/39	1,000	1,070
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	4,825	4,802
[16]	Richardson Independent School District GO	3.000%	2/15/36	1,000	931
[16]	Round Rock Independent School District GO	4.000%	8/1/30	3,130	3,242
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	5,620	5,670
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,416
[16]	San Antonio Independent School District GO	4.000%	8/15/37	1,975	2,101
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	1,000	1,073
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,325
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,978
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,240
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,778
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,361
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,241
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,386
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/25	1,260	1,345
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	3,500	3,578
	San Antonio TX GO	4.000%	8/1/31	6,305	6,719
	San Antonio TX GO	4.000%	8/1/34	3,015	3,226
	San Antonio TX GO	4.000%	8/1/35	1,190	1,267
	San Antonio Water System Water Revenue	4.000%	5/15/42	10,625	11,007
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,183
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,385
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,429
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,157
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,858
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,862
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,252
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,800	2,768
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,677
	Texas GO	5.000%	8/1/27	2,000	2,152
	Texas GO	4.000%	5/15/32	2,250	2,325
[8]	Texas GO	5.000%	8/1/32	700	816
[8]	Texas GO	5.000%	8/1/33	525	609
[8]	Texas GO	5.000%	8/1/34	1,205	1,393
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	130	132
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	165
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	156
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	147
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,915
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	2,115	2,262
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,335	1,434
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	3,230	3,481
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	5,065	5,481
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	940	1,021
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,609
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	7,029
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,946
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,610
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	780	835
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,028
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	512
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,112
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,100
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,753
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	6,349
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,015
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	6,533
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,011
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,605
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	3,034
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,010
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,009
49

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,188
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	1,002
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,505
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	3,001
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,340	1,375
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,824
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	5,997
	Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,394
	Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	5,275
	Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	12,736
	Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	13,713
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,546
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,741
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,763
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	10,186
	University of Houston College & University Revenue	4.000%	2/15/37	16,205	16,569
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,403
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,188
	University of North Texas System College & University Revenue	5.000%	4/15/36	3,000	3,184
	University of Texas System College & University Revenue	5.000%	8/15/49	10,990	13,244
[16]	Willis Independent School District GO	4.000%	2/15/29	1,050	1,131
					1,084,750
Utah (0.8%)
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,248
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,290
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,382
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,804
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,989
[8]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,685	1,928
[8]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	1,765	2,009
[8]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,862
[8]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	7,500	8,363
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,703
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	6,100
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,253
	University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,232
	University of Utah College & University Revenue	4.000%	8/1/33	1,000	1,041
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,219
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,031
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/36	2,350	2,437
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/37	1,910	1,979
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/38	4,270	4,405
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/39	4,000	4,112
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/40	3,000	3,076
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/41	5,000	5,119
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/42	8,685	8,872
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	776
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,231
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	676
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,277
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,237
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	17,749
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,486
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,924
					119,810
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	2,000	1,800
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,398
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	11,032
					15,230
Virginia (1.4%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,011
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,766
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,259
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,303
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	5,000	5,199
[5]	Cutalong II Community Development Authority District Special Assessment	4.500%	3/1/55	5,711	4,836
50

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,752
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,909
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,145	1,214
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	3,973
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,651
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/35	1,570	1,792
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,846
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,088
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,660
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	10/1/27	1,725	1,935
[8]	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	5,000	4,835
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/60	19,000	20,767
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	2,000	2,221
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	662
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,367
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,500	4,750
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	1,805	1,484
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	730
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,313
	Loudoun County VA GO	3.000%	12/1/31	7,535	7,521
	Loudoun County VA GO	4.000%	12/1/32	6,900	7,181
	Loudoun County VA GO	4.000%	12/1/33	6,895	7,169
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,640	1,649
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	5,386
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	6,236
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,715
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	2,586
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	4,515	4,800
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	4,695	4,967
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	4,880	5,139
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/37	5,075	5,340
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,233
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,373
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,649
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	984
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	682
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	976
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	943
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	13,680
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,209
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	10,599
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	5,000	5,196
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	9,825	10,166
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	3,803
					215,505
Washington (0.8%)
	Bellevue WA GO	4.000%	12/1/39	1,175	1,230
	Bellevue WA GO	4.000%	12/1/40	1,295	1,353
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	15,058
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,579
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/40	1,555	1,618
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,429
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,601
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	4,545	4,769
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/34	3,665	3,849
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/35	3,240	3,396
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,013
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,341
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	2,000	2,012
	Washington GO	5.000%	6/1/33	2,900	3,325
	Washington GO	5.000%	6/1/37	5,110	5,864
	Washington GO	5.000%	6/1/38	10,615	12,159
	Washington GO	5.000%	8/1/42	5,000	5,697
	Washington GO	5.000%	2/1/43	5,000	5,585
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	7,500	7,587
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/45	1,100	1,088
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,364
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	951
51

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	2,108
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	11,050	10,082
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	4,000	3,863
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	114
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	2,027
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,859
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	4,739
					120,660
West Virginia (0.4%)
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,606
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,822
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,830
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,355
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	2,659
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	20,000	20,649
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,458
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/30	3,000	3,155
					54,534
Wisconsin (1.1%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,595
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,200
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,261
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	916
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,143
[3]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,135
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,902
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,587
	Neenah Joint School District GO	4.000%	3/1/32	3,900	4,084
	Neenah Joint School District GO	4.000%	3/1/33	4,045	4,247
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	985
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,566
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	1,099
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,216
[5]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,682
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	391
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	450
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	379
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	345
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	369
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	9,487
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	6,500	6,238
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,479
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	997
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,337
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,589
	Wisconsin GO	5.000%	5/1/31	4,450	4,838
	Wisconsin GO	5.000%	5/1/32	5,950	6,455
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	3,260	3,306
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,024
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,104
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/33	1,385	1,415
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/34	1,570	1,602
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,964
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,575
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,573
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,685
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,464
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,625
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	15,048
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,061
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	5,000	4,994
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,358
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	10,070
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	6,505
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,702
52

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,472
					170,619
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	36
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	545
					616
Total Tax-Exempt Municipal Bonds (Cost $15,788,933)					14,994,742
				Shares
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[17]	Vanguard Municipal Cash Management Fund (Cost $298,657)	0.402%		2,986,769	298,707
Total Investments (100.4%) (Cost $16,087,590)					15,293,449
Other Assets and Liabilities—Net (-0.4%)					(67,879)
Net Assets (100%)					15,225,570
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $198,587,000, representing 1.3% of net assets.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $1,514,000 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
53

Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	967	108,954	(4,860)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(358)	(46,182)	2,462
Ultra Long U.S. Treasury Bond	June 2022	(147)	(23,585)	2,914
				5,376
				516

See accompanying Notes, which are an integral part of the Financial Statements.
54

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,788,933)	14,994,742
Affiliated Issuers (Cost $298,657)	298,707
Total Investments in Securities	15,293,449
Investment in Vanguard	543
Receivables for Investment Securities Sold	7,205
Receivables for Accrued Income	183,361
Receivables for Capital Shares Issued	25,725
Variation Margin Receivable—Futures Contracts	43
Other Assets	206
Total Assets	15,510,532
Liabilities
Payables for Investment Securities Purchased	223,396
Payables for Capital Shares Redeemed	48,571
Payables for Distributions	12,397
Payables to Vanguard	598
Total Liabilities	284,962
Net Assets	15,225,570
At April 30, 2022, net assets consisted of:

Paid-in Capital	16,016,389
Total Distributable Earnings (Loss)	(790,819)
Net Assets	15,225,570

Investor Shares—Net Assets
Applicable to 73,616,821 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	797,254
Net Asset Value Per Share—Investor Shares	$10.83

Admiral Shares—Net Assets
Applicable to 1,332,281,211 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,428,316
Net Asset Value Per Share—Admiral Shares	$10.83

See accompanying Notes, which are an integral part of the Financial Statements.
55

Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1]	231,279
Total Income	231,279
Expenses
The Vanguard Group—Note B
Investment Advisory Services	581
Management and Administrative— Investor Shares	665
Management and Administrative— Admiral Shares	6,040
Marketing and Distribution— Investor Shares	52
Marketing and Distribution— Admiral Shares	462
Custodian Fees	28
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	39
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	7,887
Net Investment Income	223,392
Realized Net Gain (Loss)
Investment Securities Sold[1]	6,741
Futures Contracts	371
Realized Net Gain (Loss)	7,112
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,746,661)
Futures Contracts	1,252
Change in Unrealized Appreciation (Depreciation)	(1,745,409)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,514,905)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $295,000, ($17,000), $2,000, and ($23,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	223,392	438,919
Realized Net Gain (Loss)	7,112	101,104
Change in Unrealized Appreciation (Depreciation)	(1,745,409)	51,175
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,514,905)	591,198
Distributions
Investor Shares	(16,445)	(29,172)
Admiral Shares	(298,420)	(482,349)
Total Distributions	(314,865)	(511,521)
Capital Share Transactions
Investor Shares	(51,675)	18,584
Admiral Shares	(28,770)	1,524,842
Net Increase (Decrease) from Capital Share Transactions	(80,445)	1,543,426
Total Increase (Decrease)	(1,910,215)	1,623,103
Net Assets
Beginning of Period	17,135,785	15,512,682
End of Period	15,225,570	17,135,785

See accompanying Notes, which are an integral part of the Financial Statements.
56

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.10	$12.03	$11.95	$11.16	$11.65	$11.83
Investment Operations
Net Investment Income[1]	.151	.314	.344	.379	.393	.403
Net Realized and Unrealized Gain (Loss) on Investments	(1.206)	.126	.133	.796	(.459)	(.143)
Total from Investment Operations	(1.055)	.440	.477	1.175	(.066)	.260
Distributions
Dividends from Net Investment Income	(.151)	(.313)	(.345)	(.379)	(.393)	(.402)
Distributions from Realized Capital Gains	(.064)	(.057)	(.052)	(.006)	(.031)	(.038)
Total Distributions	(.215)	(.370)	(.397)	(.385)	(.424)	(.440)
Net Asset Value, End of Period	$10.83	$12.10	$12.03	$11.95	$11.16	$11.65
Total Return[2]	-8.85%	3.67%	4.06%	10.66%	-0.59%	2.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$797	$945	$921	$977	$853	$980
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.59%	2.57%	2.89%	3.25%	3.44%	3.49%
Portfolio Turnover Rate	12%	14%	14%	16%	16%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.10	$12.03	$11.95	$11.16	$11.65	$11.83
Investment Operations
Net Investment Income[1]	.156	.324	.356	.388	.402	.415
Net Realized and Unrealized Gain (Loss) on Investments	(1.206)	.126	.130	.796	(.459)	(.143)
Total from Investment Operations	(1.050)	.450	.486	1.184	(.057)	.272
Distributions
Dividends from Net Investment Income	(.156)	(.323)	(.354)	(.388)	(.402)	(.414)
Distributions from Realized Capital Gains	(.064)	(.057)	(.052)	(.006)	(.031)	(.038)
Total Distributions	(.220)	(.380)	(.406)	(.394)	(.433)	(.452)
Net Asset Value, End of Period	$10.83	$12.10	$12.03	$11.95	$11.16	$11.65
Total Return[2]	-8.81%	3.75%	4.14%	10.75%	-0.51%	2.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,428	$16,191	$14,592	$12,826	$10,825	$9,947
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.65%	2.96%	3.33%	3.52%	3.59%
Portfolio Turnover Rate	12%	14%	14%	16%	16%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes
58

Long-Term Tax-Exempt Fund
and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $543,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
59

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,994,742	—	14,994,742
Temporary Cash Investments	298,707	—	—	298,707
Total	298,707	14,994,742	—	15,293,449
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,376	—	—	5,376
Liabilities
Futures Contracts[1]	4,860	—	—	4,860
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,096,714
Gross Unrealized Appreciation	131,110
Gross Unrealized Depreciation	(933,859)
Net Unrealized Appreciation (Depreciation)	(802,749)
E.	During the six months ended April 30, 2022, the fund purchased $2,174,414,000 of investment securities and sold $1,983,830,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	91,573	7,819	225,040	18,405
Issued in Lieu of Cash Distributions	13,777	1,170	24,462	2,004
Redeemed	(157,025)	(13,452)	(230,918)	(18,899)
Net Increase (Decrease)—Investor Shares	(51,675)	(4,463)	18,584	1,510
Admiral Shares
Issued	2,558,713	219,743	3,413,666	279,424
Issued in Lieu of Cash Distributions	199,547	16,941	319,903	26,204
Redeemed	(2,787,030)	(242,301)	(2,208,727)	(180,879)
Net Increase (Decrease)—Admiral Shares	(28,770)	(5,617)	1,524,842	124,749
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
60

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Municipal Bond Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that each fund’s advisory expenses was also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
61

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
62

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q432 062022

Semiannual Report   |   April 30, 2022
Vanguard High-Yield Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	65
Liquidity Risk Management	66

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$911.00	$0.81
Admiral™ Shares	1,000.00	911.40	0.43
Based on Hypothetical 5% Yearly Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

High-Yield Tax-Exempt Fund
Fund Allocation
As of April 30, 2022
New York	11.8%
California	10.3
Pennsylvania	8.0
Illinois	7.1
Florida	6.9
Texas	5.4
New Jersey	5.0
Ohio	3.1
Massachusetts	2.5
Michigan	2.5
Colorado	2.5
Wisconsin	2.3
Georgia	2.3
Alabama	2.1
Washington	1.7
District of Columbia	1.7
Tennessee	1.6
Missouri	1.6
Arizona	1.5
Virginia	1.5
Puerto Rico	1.5
Maryland	1.5
South Carolina	1.4
Oregon	1.2
Louisiana	1.1
Kentucky	1.1
Connecticut	1.0
Other	9.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
2

High-Yield Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (2.1%)
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,562
	Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,257
	Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,383
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	24,955	25,380
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	17,455	17,984
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	24,320
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,500	2,541
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	3,000	3,012
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	30,190	30,682
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	26,415	27,150
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	15,025	15,270
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,908
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,976
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,885
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	12,255
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	631
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	609
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	694
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	547
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	646
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	8,211
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,107
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,112
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	37,982
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	26,738
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,606
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,858
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,432
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,405
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	20,330	20,648
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	24,860	25,190
[4]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	1,858	1,784
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	656
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,119
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,135
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,133
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	1,997
					342,805
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	2,190	2,488
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	725	822
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,295
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,295
					13,900
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	1,500	1,628
[4]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,539
					5,167
Arizona (1.5%)
[4]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	575
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,358
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	946
3

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	654
[4]	Arizona IDA Charter School Aid Revenue	6.000%	7/1/47	1,385	1,498
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,125
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,700
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,399
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,524
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	1,760	1,515
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	925	785
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,510
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	250	206
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	5,125	4,248
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	835
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,694
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	310	303
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	367
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	713
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	666
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	710
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,005
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,003
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	501
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,699
[5]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,265
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,486
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,154
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,616
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	10,720
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	30,275	33,391
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	5,036
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,309
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,166
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,415
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	938
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	5,851
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	246
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	722
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,234
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	387
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	303
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	497
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,764
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,569
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,517
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,138
[4]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	300	308
[4]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	448
[4]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	2,098
[4]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	7,360
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,000	1,119
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,065
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,341
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	1,808
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,343
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	4,498
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	5,895
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,237
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/47	8,650	8,686
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/52	3,365	3,379
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	1,049
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	1,047
[4]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	3,650	3,662
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	2,671
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,484
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	6,000	5,014
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,370
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,900	2,901
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,400	2,751
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	566
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	5,000	5,766
4

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	13,000	15,280
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,231
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	9,216
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	18,606
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	2,500	2,216
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	2,130	1,790
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,509
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,054
					244,031
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,313
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,726
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,495
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	6,408
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	614
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,501
[4]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	2,000	1,847
					23,904
California (10.1%)
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	722
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	3,841
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,367
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,427
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	1,500	1,522
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	15,420	16,234
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project)	5.000%	10/1/25	1,340	1,449
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,056
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,633
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/49	1,000	1,084
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/43	5,000	5,441
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	19,110	19,590
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	27,055	27,451
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,208
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	6,000	6,058
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	2,000	2,014
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,000	4,323
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,500	4,380
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	10,000	8,046
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	8/1/49	2,000	1,906
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	22,056
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	11,858
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,500	2,054
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	4,091
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	13,000	11,507
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,821
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	969
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,091
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,250	1,301
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,264
	California Department of Water Resources Water Revenue	5.000%	12/1/33	5,000	5,789
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,811
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	5,000	6,031
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	9,264
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	900	886
	California GO	5.000%	3/1/35	12,290	13,898
	California GO	4.000%	9/1/37	1,470	1,499
	California GO	4.000%	11/1/40	2,675	2,719
	California GO	4.000%	10/1/41	5,850	5,940
	California GO	5.000%	4/1/42	1,000	1,091
	California GO	5.000%	4/1/42	3,250	3,713
	California GO	3.000%	12/1/43	1,500	1,300
	California GO	3.000%	12/1/46	3,000	2,552
	California GO	5.000%	12/1/46	2,500	2,791
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,315
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	2,862
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	9,100	9,119
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	15,000	15,030
5

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	5,713
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,420
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	5,500	5,960
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	7,495	7,135
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	8,290	8,010
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,965	5,037
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	7,875	7,875
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	3,826	3,663
[4]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.850%	1/26/23	15,000	14,864
[8]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.790%	8/1/24	1,500	1,491
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	2,970
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.140%	6/1/26	1,000	995
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	430	439
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,135	1,204
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,470
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,088
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,086
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,665	6,021
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,219
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,981
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,269
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,565	4,810
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	4,173
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,905
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,345	7,015
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,626
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	2,067
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/33	4,000	4,225
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,142
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	3,877
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,790	6,436
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/36	1,160	1,186
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,543
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,260	2,236
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,211
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	7,000	1,674
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	395
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	5,480
	California State University College & University Revenue	4.000%	11/1/38	5,560	5,612
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,120	1,231
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	16,339
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,125	18,818
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	2,650	2,835
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,095
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	2,789
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,000	955
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	5,965	6,181
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	21,172
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,943
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,012
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,409
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	4,889
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,295
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,786
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	4,237
[4]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	4,957
[4]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	5,000	3,897
[4]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	5,000	3,514
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	1,125	1,167
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	607
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	5,250	3,962
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,988
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	5,000	3,916
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	4,125
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	5,000	4,028
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	10,000	8,030
6

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,875	7,602
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,970	3,949
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,000	4,053
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,192
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	6,500	6,260
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	9,500	6,876
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	18,878
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	7,014
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,714
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,455	2,431
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	5,000	5,558
	El Camino Healthcare District GO	4.000%	8/1/36	6,000	6,115
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,561
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	532
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/44	1,000	1,053
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/49	1,600	1,674
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	8,866
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	1,300	1,237
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,000	2,853
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	6,634
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	2,153
[6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	8,765
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	4,565	4,908
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	15,100	16,233
[5]	Hayward Unified School District GO	4.000%	8/1/43	18,500	18,524
[5]	Hayward Unified School District GO	4.000%	8/1/48	3,500	3,423
[2]	Hayward Unified School District GO	4.000%	8/1/50	5,000	4,871
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	1,000	1,051
	Irvine Unified School District Special Tax Revenue	5.000%	3/1/57	7,285	7,617
	La Canada Unified School District GO	4.000%	8/1/49	1,000	984
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,354
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/30	2,000	2,127
	Long Beach Unified School District GO	5.000%	8/1/35	7,225	7,810
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,637
	Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/34	5,000	5,800
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	780	794
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,080	1,238
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	3,250	3,691
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	100	105
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,200	1,275
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,300	1,376
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,635
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,128
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	2,810	3,112
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,930	3,240
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	3,375	3,765
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	706
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,750	1,835
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,914
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	5,000	5,471
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	806
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,834
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	856
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	5,207
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	1,400	1,389
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,000	5,450
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	1,450	1,438
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,635
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	990
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,293
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	8,373
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/42	2,870	2,842
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	2,500	2,726
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/46	10,000	9,727
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	12,967
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,992
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	7,091
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	2,665	2,566
7

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,341
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,200	4,692
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	20,025
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	10,000	9,857
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	8,588
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	6,533
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	1,500	1,496
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	1,000	997
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.580%	5/21/24	1,500	1,496
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	1,869
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,212
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	1,965	1,990
[5]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,937
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	2,000	2,131
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	1,500	1,643
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	1,855	2,040
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,179
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	1,750	1,930
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,587
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,450	2,686
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,585
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,210	2,418
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,581
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,654
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,347
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,644
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,000	5,199
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	1,095
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	20,000	19,811
	Oakland Unified School District/Alameda County GO, Prere.	5.500%	8/1/22	3,000	3,030
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,000	1,081
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,099
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,098
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	641
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	525
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	499
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	496
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	559
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	679
[9]	Palomar Health GO	0.000%	8/1/33	8,805	5,615
	Palomar Health GO	4.000%	8/1/35	4,000	4,080
[9]	Palomar Health GO	7.000%	8/1/38	10,740	13,482
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,786
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,978
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,603
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,683
[5]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,625
	Peralta Community College District GO	4.000%	8/1/39	5,000	5,041
	Peralta Community College District GO	4.000%	8/1/39	7,205	7,264
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/28	2,400	2,618
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	2,300	2,532
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	2,250	2,487
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	3,690	3,958
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	2,450	2,623
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	3,420	3,651
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	2,000	2,064
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,304
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,204
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	5,103
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,409
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,190
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,619
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,417
8

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,152
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,081
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,417
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,525	2,716
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	6,000	6,390
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	11,000	9,195
	San Bernardino Community College District GO	0.000%	8/1/44	7,485	2,935
	San Diego CA Unified School District GO	0.000%	7/1/30	15,000	11,480
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,488
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	5,640	6,228
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,061
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	4,980
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	530
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,080
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,059
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	2,892
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	9,500	9,100
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,750	2,876
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,648
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	16,275	15,356
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,359
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	22,000	20,524
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	5,337
[7]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	4,000	4,488
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	945	943
[1,4]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.840%	5/5/22	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,699
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	645	645
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	9,935	10,983
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	8,323
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,781
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,577
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	10,856
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,950
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,698
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	2,500	2,583
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,382
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	4,525	4,790
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	5,000	5,229
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	9,320	9,803
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	67,525	71,494
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	18,975	20,057
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	1,500	1,434
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	4,000	4,303
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,517
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,004
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,339
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	2,000	1,901
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,470
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,866
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,191
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	13,222
9

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,919
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	13,910	12,728
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	5,926
[2]	Sanger Unified School District COP	5.000%	6/1/45	5,500	5,998
[2]	Sanger Unified School District COP	5.000%	6/1/49	6,000	6,373
[2]	Sanger Unified School District COP	5.000%	6/1/52	2,500	2,553
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	3,870	3,974
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,038
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	5,482
	Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue	0.000%	6/1/46	3,500	536
[11]	Ukiah CA Unified School District GO	0.000%	8/1/31	9,345	6,754
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,071
	University of California College & University Revenue	5.000%	5/15/43	3,500	3,854
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,299
	University of California College & University Revenue	5.000%	5/15/46	2,425	2,594
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,641
	University of California College & University Revenue	3.000%	5/15/51	5,155	4,205
	University of California College & University Revenue	5.000%	5/15/58	15,185	16,345
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,856
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	5,000	5,345
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,000	11,120
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	15,000	16,499
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	20,000	19,479
[2]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,395
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,872
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,448
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	3,021
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	5,085
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	18,865	19,614
					1,648,897
Colorado (2.5%)
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	3,195	3,422
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	4,940	5,291
	Adonea Metropolitan District No. 2 GO, Prere.	7.500%	12/15/23	3,111	3,444
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	13,806
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	521
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	885
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	1,962
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	492
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	602
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,181
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,102
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/49	1,300	1,277
	Broadway Station Metropolitan District No. 2 GO	5.000%	12/1/35	1,458	1,477
	Broadway Station Metropolitan District No. 2 GO	5.125%	12/1/48	5,250	5,256
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	994
[5]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,071
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,420	1,431
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	17,578
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,086
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	484
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	546
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/50	1,000	895
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,020
	Colorado COP	4.000%	3/15/30	6,000	6,394
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,542
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,666
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,427
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,691
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,564
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,763
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,440
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,555	3,879
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,269
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	7,622
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,460
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	502
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,698
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	476
10

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,371
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	486
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	2,630	2,572
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	500
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	17,695	19,071
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	2,536
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	1,005
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	922
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	4,580	4,658
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,022
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,650	3,777
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	8,130	8,401
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	775
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,458
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	876
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	3,776
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	15,000	16,172
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	33,028
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,226
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	30,000	31,493
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/25	3,840	4,105
[7]	Denver CO City & County GO	5.000%	8/1/37	4,440	5,243
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,200
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,246
[4]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	1,953
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	12,000	10,942
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	17,139
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	7,666
[8]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.538%	9/1/24	700	686
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,607
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,837
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,552
	Hogback Metropolitan District GO	5.000%	12/1/41	725	664
	Hogback Metropolitan District GO	5.000%	12/1/51	1,550	1,327
[4]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,795
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	6,219
[2]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	5,000	4,658
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,374
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,335
[4]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	445
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	490
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	2,875	2,658
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	504
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,000	1,994
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	428
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	529
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	666
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	8,264
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,573
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	484
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	3,952
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	391
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,475	5,049
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	5,810
	Southglenn Metropolitan District GO	5.000%	12/1/30	2,285	2,301
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,635
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,590
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	325
	STC Metropolitan District No. 2 GO	5.000%	12/1/38	1,500	1,507
	STC Metropolitan District No. 2 GO	5.000%	12/1/49	1,500	1,482
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,418
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	750	691
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,663
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	6,955	6,063
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,680
	Village Metropolitan District GO	5.000%	12/1/49	1,750	1,788
	Waterview II Metropolitan District GO	5.000%	12/1/51	2,500	2,219
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	723
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,381
11

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	794
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,713
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	6,599
					398,698
Connecticut (1.0%)
	Connecticut GO	4.000%	8/15/29	5,000	5,229
[5]	Connecticut GO	5.000%	6/15/31	1,800	2,029
[5]	Connecticut GO	5.000%	6/15/32	5,000	5,621
[5]	Connecticut GO	5.000%	6/15/33	1,800	2,018
	Connecticut GO	3.000%	1/15/34	1,000	934
	Connecticut GO	5.000%	9/15/34	3,000	3,330
[5]	Connecticut GO	5.000%	4/15/35	3,150	3,545
	Connecticut GO	5.000%	9/15/35	4,275	4,738
	Connecticut GO	5.000%	11/15/35	1,000	1,065
	Connecticut GO	3.000%	1/15/36	1,050	955
	Connecticut GO	4.000%	1/15/36	4,505	4,645
[5]	Connecticut GO	5.000%	4/15/36	2,300	2,586
	Connecticut GO	3.000%	1/15/37	1,045	940
	Connecticut GO	4.000%	1/15/37	4,675	4,799
	Connecticut GO	5.000%	9/15/37	2,360	2,606
	Connecticut GO	3.000%	1/15/38	2,070	1,845
	Connecticut GO	3.000%	1/15/39	2,400	2,115
[5]	Connecticut GO	5.000%	4/15/39	2,490	2,789
	Connecticut GO	4.000%	6/1/39	600	618
	Connecticut GO	3.000%	1/15/40	4,815	4,190
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	10,000	11,045
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	1,500	1,707
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,000	1,030
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/36	4,000	4,312
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,250	4,369
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	9,682
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	3,905	4,000
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,105	1,133
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,770	3,855
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	1,320	1,483
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,497
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,756
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,834
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	7,000	7,051
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	3,209
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,751
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,692
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,407
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,084
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,845
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,198
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,760	1,675
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,748
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,603
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,822
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	2,137
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,250	4,064
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,617
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,378
	Hamden CT Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,500	1,509
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	1,913
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,418
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/41	575	514
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/51	1,655	1,399
					165,334
Delaware (0.1%)
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	51
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	295	336
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	295	335
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	186
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	186
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	185
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,546
12

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	185
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	184
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	167
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	184
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	200
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	194
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,200
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	399
[4]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	3,032
					11,570
District of Columbia (1.6%)
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	664
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,457
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	822
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,127
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,291
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	5,063
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,529
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,152
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,294
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,115
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,539
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,866
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,907
	District of Columbia GO	5.000%	6/1/37	3,105	3,464
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	1,000	1,000
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,461
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,686
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,069
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,555
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,933
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/44	3,855	4,088
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,009
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	891
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,880	1,840
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,437
[3,4]	District of Columbia Tax Allocation Revenue, 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,617
[3,4]	District of Columbia Tax Allocation Revenue, 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	3,087
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	3,855	3,883
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	1,013
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	4,524
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,729
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,601
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,370
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,972
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	2,325	2,302
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,835
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	58,750	58,290
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	15,465	15,223
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,000	1,965
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	2,745
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,115
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/30	4,000	4,146
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	4,123
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	5,000	5,524
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,406
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,602
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,134
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,795
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	10,000	10,425
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,054
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,228
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,378
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,246
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	5,000	4,956
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,109
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/44	2,500	2,565
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	5,000	5,155
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,000	4,387
13

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	5,100	5,184
					263,947
Florida (6.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	20,000	20,708
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	502
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	15,709
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,988
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,242
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,380
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,543
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,161
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,761
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	2,999
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,781
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,073
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	7,694
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/47	5,000	5,238
	Broward County Fl Airport System Revenue Port, Airport & Marina Revenue	4.000%	10/1/44	3,000	2,908
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	15,275
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,000	1,016
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	4,000	4,008
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	7,486
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,389
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,315	2,271
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,464
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,695
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	659
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	623
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,891
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	6,054
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,269
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	975	799
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	1,083
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,275
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	552
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	24,416
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	1,061
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,239
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,060
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,225
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	9,119
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	6,698
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,818
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,658
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	4,689
[4,12]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	2,175	457
[4,12]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	180
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	2,856
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,790
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	7,545	7,714
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	12,282
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	14,925	13,971
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,218
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,015	1,041
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,070
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,050	1,064
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,170	1,183
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	303
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	599
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	701
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	529
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	811
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	7,264
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	828
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	2,985	2,460
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	2/1/57	575	576
[7]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/57	680	624
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,048
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	828
14

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/50	1,950	1,827
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,025	954
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	4,400	4,047
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	4,060
[4]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	30,500	31,183
	Florida Development Finance Corp. Transit Revenue PUT	0.300%	7/1/22	9,190	9,166
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,433
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,384
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	11,160
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	2,352
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,659
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,657
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/35	1,985	2,190
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,264
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,016
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	20,500	21,619
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/46	5,000	5,384
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,000	10,477
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	9,591
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	9,000	9,407
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,072
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	4,127
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	6,337
[2]	Hernando County School District COP	5.000%	7/1/29	6,645	7,212
[2]	Hernando County School District COP	5.000%	7/1/30	6,975	7,554
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,516
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,108
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,311
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	10,000	10,370
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	15,405
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	6,550	6,265
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	10,185	9,629
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	2,320	2,559
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	12,610
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,032
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,031
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,046
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,557
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	1,847
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	370	385
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,267
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	815
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	808
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/37	750	754
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,507
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	6,499
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	14,305	14,794
[4]	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Preserve Project)	5.750%	12/1/52	6,000	5,013
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/22	2,000	2,023
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/23	2,815	2,914
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,342
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,590
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,735	3,034
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	4,443
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,495
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,194
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,150	5,448
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,200	2,240
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,550	1,628
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	1,060	1,111
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	9,303
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,524
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,044
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,191
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,679
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	3,768
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	18,960	20,261
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,234
15

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,954
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	2,874
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,170	4,230
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	6,395	6,487
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,460	2,496
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	5,000	3,493
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,100
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	907
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,885	9,164
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,000	6,168
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	8,095	8,321
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,203
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,300	3,290
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	2,000	1,962
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,855	2,018
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,889
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	4,310	4,659
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	10,920	10,638
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	8,097
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,882
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	11,367
[8]	Miami-Dade County IDA Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.375%	0.815%	7/1/24	10,000	9,950
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,590	1,667
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,680	1,761
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.250%	10/1/23	5,000	5,258
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,202
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	4,972
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	4,461
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	5,000	4,864
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,852
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,036
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,656
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	10,830
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,519
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,318
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	16,785
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	10,030	10,367
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,580
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,312
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	845
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,267
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,247
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,456
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,435
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	745	722
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,110	1,019
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,970	2,976
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	7.500%	6/1/49	3,175	3,253
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	7,859
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/55	3,125	3,174
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	4,197
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,381
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/46	1,685	1,359
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	6/1/56	2,605	2,383
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	3,190	3,312
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,027
[4]	Polk County IDA Industrial Revenue	5.875%	1/1/33	6,000	6,378
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,233
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,178
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,143
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	5,208
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,185
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,192
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,095
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,412
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,457
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,036
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,132
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	16,610
16

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	830	698
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	779
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	5,024
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	10,800	10,035
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	5,500	5,244
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,624
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	26,537
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	7,185	7,617
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	5,000	5,285
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,428
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,558
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	6,737
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,388
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2	2
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,261
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	7,517
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	8,975
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	430
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,092
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	6,050	6,857
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	17,891
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	7,735
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	5,600	6,108
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,856
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,271
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,604
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	3,719
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	6,849
					1,109,483
Georgia (2.3%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	7,589
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,619
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,154
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	3,541
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	6,096
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	895
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,961
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,146
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,085
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	222
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	495
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	545
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	272
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,440	5,908
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,470
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,178
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	406
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	405
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	404
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,614
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,548
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	2,457
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,168
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,382
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,129
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	7,260
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	5,805	6,246
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	8,500	9,090
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,180
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,800	9,022
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	2,012
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/56	8,570	6,735
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,972
17

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,948
[4]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	5,478
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,455
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	1,230	1,271
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,292
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,315
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,026
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	561
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	6,603
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	238
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	34,597
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	5,510
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	19,250	20,475
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	12,232
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,289
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/31	435	458
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,775	6,134
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	6,110
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	857
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,332
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,918
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	9,985
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	26,015	26,443
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	509
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	5,265	5,366
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	24,535	25,198
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	16,395	16,699
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	10,000	10,176
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,135	2,163
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	11,655	12,455
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/45	20,060	20,991
[4]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	2,916
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,488
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,003
					372,697
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	3,320	3,455
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	1,440	1,500
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	825	853
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, Prere.	6.250%	10/1/23	2,180	2,296
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, Prere.	6.375%	10/1/23	1,560	1,646
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,675
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,257
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	5,810
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,000	2,114
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	2,708
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,806
	Guam Income Tax Revenue	5.000%	12/1/46	1,000	1,052
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	3,585	3,806
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	815	861
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	143
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,393
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,000	1,062
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	500	528
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,135	1,208
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/33	9,805	10,317
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,052
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,060	2,050
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,867
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,079
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,073
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,295
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,255
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,411
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,301
					66,873
18

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,665
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	8,360
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,342
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	25,465	26,226
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	527
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,048
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,354
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,123
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,695
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	948
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	781
					53,069
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/38	1,335	1,323
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/40	1,445	1,426
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/46	2,150	2,065
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/51	3,100	2,969
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,350	1,432
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,342
[4]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,674
[4]	Spring Valley Community Infrastructure District No. 1	3.750%	9/1/51	10,000	7,706
					24,937
Illinois (7.0%)
	Chicago Board of Education GO	0.000%	12/1/25	7,700	6,772
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,013
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,129
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,633
[10,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,561
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,184
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,651
[4]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,599
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,167
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,185	803
[10,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,722
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	687
	Chicago Board of Education GO	5.000%	12/1/31	600	635
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,585
	Chicago Board of Education GO	5.125%	12/1/32	6,225	6,446
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,406
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,096
	Chicago Board of Education GO	5.000%	12/1/33	3,930	4,148
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,369
	Chicago Board of Education GO	5.250%	12/1/35	6,480	6,720
	Chicago Board of Education GO	5.000%	12/1/36	8,905	9,326
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,098
	Chicago Board of Education GO	5.000%	12/1/38	2,500	2,616
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,394
	Chicago Board of Education GO	5.250%	12/1/39	19,475	20,158
	Chicago Board of Education GO	5.000%	12/1/42	1,160	1,173
	Chicago Board of Education GO	5.000%	12/1/44	1,000	1,037
	Chicago Board of Education GO	7.000%	12/1/44	36,350	40,039
	Chicago Board of Education GO	6.500%	12/1/46	13,500	14,919
[4]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,640
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,672
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	272
	Chicago IL GO	5.000%	1/1/26	2,750	2,876
	Chicago IL GO	0.000%	1/1/31	4,915	3,375
	Chicago IL GO	4.000%	1/1/38	12,994	12,094
	Chicago IL GO	4.000%	1/1/40	4,041	3,717
	Chicago IL GO	4.000%	1/1/44	5,644	5,059
	Chicago IL GO	4.000%	1/1/49	8,252	7,206
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,600
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,641
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,143
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	9,000	9,241
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	443
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,043
19

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,220	13,776
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,129
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	1,868
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,340
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,362
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.375%	1/1/33	4,000	4,062
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,105	7,257
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	11,911
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,930	4,223
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,199
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,588
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,000	11,438
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,269
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,584
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,346
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	5,788
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,056
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,408
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	11,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,382
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,682
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,063
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,862
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,011
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	12,517
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,327
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	5,075
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	5,475	5,610
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,193
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,168
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	4,500	4,655
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	6,150	6,532
[5]	Chicago Park District GO	5.000%	1/1/37	1,240	1,360
[5]	Chicago Park District GO	4.000%	1/1/38	1,625	1,639
[5]	Chicago Park District GO	5.000%	1/1/40	1,880	2,053
	Chicago Park District GO	5.000%	1/1/40	2,590	2,668
[5]	Chicago Park District GO	4.000%	1/1/41	4,000	4,062
	Chicago Park District GO, Prere.	5.000%	1/1/24	4,910	5,115
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,612
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,430
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,879
	Cook County IL GO	5.000%	11/15/31	715	811
	Cook County IL GO	5.000%	11/15/32	470	531
	Cook County IL GO	5.000%	11/15/33	460	517
	Cook County IL GO	5.000%	11/15/34	1,150	1,245
	Cook County IL GO	5.000%	11/15/35	1,025	1,109
[2]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	920
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,759
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	533
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,628
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,446
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	12,878
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	3,425
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,809
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	8,225	8,838
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,376
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,303
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,865
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,093
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	795	858
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	789
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,162
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,186
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	5,390
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,608
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,933
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,446
20

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	2,027
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	7,708
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,296
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,982
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,377
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,471
[12]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	3,282
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,847
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,084
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	9,386
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,396
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,337
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	6,185
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	6,067
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,129
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,141
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,180
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	9,250	9,331
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,832
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	10,508
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	19,750	20,725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	35,084
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	5,551
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	1,980
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,187
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,641
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/48	2,850	2,260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	3,561
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	6,160	6,124
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,354
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	6,250	6,313
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	7,500	7,586
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,375
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,117
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	2,937
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	3,059
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,075
	Illinois GO	5.000%	5/1/22	1,150	1,150
	Illinois GO	5.000%	3/1/23	6,165	6,188
	Illinois GO	5.000%	3/1/24	5,050	5,064
	Illinois GO	5.000%	3/1/25	3,130	3,139
	Illinois GO	5.000%	2/1/26	3,750	3,989
	Illinois GO	5.500%	7/1/26	5,845	6,027
	Illinois GO	5.000%	12/1/26	1,610	1,727
	Illinois GO	5.000%	2/1/28	10,000	10,688
	Illinois GO	4.000%	3/1/28	4,000	4,113
	Illinois GO	5.000%	11/1/28	2,600	2,760
	Illinois GO	5.000%	5/1/29	6,125	6,311
	Illinois GO	5.000%	10/1/29	3,000	3,242
	Illinois GO	5.000%	11/1/29	14,300	15,268
	Illinois GO	5.000%	10/1/30	2,500	2,690
	Illinois GO	5.000%	1/1/33	3,490	3,499
[2]	Illinois GO	5.250%	2/1/33	6,200	6,487
	Illinois GO	5.000%	3/1/33	1,000	1,002
	Illinois GO	4.000%	12/1/33	9,000	8,852
	Illinois GO	5.000%	1/1/34	4,205	4,215
[2]	Illinois GO	5.250%	2/1/34	3,125	3,266
	Illinois GO	4.000%	6/1/34	1,245	1,216
	Illinois GO	5.000%	3/1/35	2,065	2,070
	Illinois GO	5.000%	4/1/35	1,100	1,120
	Illinois GO	5.000%	3/1/36	885	887
	Illinois GO	4.125%	10/1/36	4,500	4,378
	Illinois GO	4.000%	10/1/38	4,000	3,807
	Illinois GO	4.000%	3/1/39	1,050	985
	Illinois GO	4.000%	10/1/39	2,475	2,344
	Illinois GO	3.000%	12/1/40	2,500	1,955
	Illinois GO	5.750%	5/1/45	4,325	4,743
[1,4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.120%	5/5/22	6,035	6,035
21

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,650	1,688
	Illinois Sales Tax Revenue	5.000%	6/15/26	6,560	6,978
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,401
[5]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,315
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,400	2,520
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	10,104
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	9,326
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	15,355	17,195
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,529
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	2,965	3,273
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	7,382
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	9,533
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	6,858
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	6,921
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	6,536
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,359
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	312
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	318
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	4,793
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	890
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,313
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	777
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,540
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	694
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,163
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,198
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,035
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	192
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,082
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	745
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,244
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	3,616
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	46,000	41,802
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	8,470
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	7,777
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	14,000	14,605
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	12,255	12,640
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	0.560%	5/5/22	2,633	2,633
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	22,500	23,341
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	6,500	6,526
[5]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	5,361
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,138
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,170
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	4,520	4,655
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	24,808
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,165
	Romeoville IL GO	4.000%	12/30/33	4,710	4,923
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	9,622
	Will County IL GO	4.000%	11/15/47	4,000	4,057
					1,142,598
Indiana (0.7%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,064
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,731
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,379
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	3,925
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,723
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	25,775
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	10,671
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	6,000	6,149
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	5,000	5,124
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,676
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	7,500	7,579
[4]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	14,200	10,541
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,350
	Indiana Finance Authority Industrial Revenue, Prere.	5.000%	7/1/23	2,500	2,569
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,302
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,126
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,608
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,221
22

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,665
					109,178
Iowa (0.5%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	3,748
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,412
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	27,515	29,291
[1]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,164
[7]	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	6,250	6,223
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,700
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,283
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	5,470
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	509
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/24	1,095	1,157
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	1,721
	Xenia Rural Water District Water Revenue	5.000%	12/1/31	1,610	1,724
	Xenia Rural Water District Water Revenue	5.000%	12/1/36	3,300	3,509
	Xenia Rural Water District Water Revenue	5.000%	12/1/41	2,000	2,112
					87,023
Kansas (0.4%)
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	6,386
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	3,725
[5]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,105
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,551
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	2,060
[4]	Kansas Independent College Finance Authority College & University Revenue	7.000%	6/1/45	4,050	4,179
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	5,562
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	1,016
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	14,368
	Wichita KS GO	5.000%	12/1/39	1,305	1,388
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,107
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,603
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/23	5,000	5,389
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	2,030	1,834
					62,273
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,084
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	13,751
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,079
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	4,000	3,857
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	2,000	1,929
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	9,000	8,611
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,784
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,367
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	10,379
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,187
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,854
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,965
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,265
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,609
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	593
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,295	18,666
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	15,515	15,736
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	12,663
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	10,950	11,212
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	6,670	6,802
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,381
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,284
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	12,025	12,549
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,819
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,621
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,438
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,534
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	1,000
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	4,970	4,984
					172,003
Louisiana (1.1%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	822
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,931
23

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,272
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,362
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,033
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,600
	Lake Charles Harbor & Terminal District Industrial Revenue PUT	1.000%	12/1/24	18,000	16,785
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,399
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,981
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,470
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	17,395	18,427
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	5/15/40	100	103
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	11,085
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	9,185
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,338
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,128
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,000	8,048
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	113
[2]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,757
[4]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	24,720	25,226
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	803
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	801
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	914
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	630
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	527
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	789
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,817
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	526
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,089
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,344
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,183
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,859
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	2,835
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	3,777
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	1,210	1,238
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	2,783
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,612
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,023
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	500	498
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,045	1,040
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	775	767
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	615	605
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	1,065	1,043
					173,568
Maine (0.3%)
[4]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	10,000	8,079
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	794
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	558
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	766
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	972
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,144
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,981
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,720
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,694
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,470
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,372
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	8,083
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,272
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	5,031
					46,936
Maryland (1.4%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,044
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,179
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,278
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,704
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	567
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	176
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,483
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	643
24

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,116
[4]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,300	5,401
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,690	1,690
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,623
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,608
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,114
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	6,354
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	498
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	969
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	969
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,621
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	5,360	5,438
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	7,500	7,561
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,099
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,094
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,092
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,342
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,288
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,782
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,480
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,574
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,663
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	207
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	182
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	151
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	182
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	196
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	334
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	385
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	332
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,122
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	1,010
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,572
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	6,065	5,324
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,729
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,833
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,142
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,461
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	2,415	2,510
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,521
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	925
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,141
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,122
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	586
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,446
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,271
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	241
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	916
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,470
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	15,000	15,683
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	6,814
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,366
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,452
[4,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	0.980%	12/8/27	15,950	15,950
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	6,750	6,791
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,188
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,751
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	4,933
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,748
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,531
	Prince George's County MD COP	5.000%	10/1/48	15,000	16,519
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,677
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,603
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,260
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,500
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	4,120	4,056
25

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	5,000	5,039
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	778
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,074
					231,474
Massachusetts (2.5%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,001
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,610
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	9,047
	Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	8,957
	Commonwealth of Massachusetts GO	5.000%	11/1/44	7,000	7,629
	Commonwealth of Massachusetts GO	4.000%	2/1/45	10,000	9,936
	Commonwealth of Massachusetts GO	4.000%	2/1/46	10,025	9,946
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,685
	Easthampton MA GO	3.000%	6/1/33	2,270	2,208
	Lowell MA GO	2.000%	9/1/40	1,460	1,049
	Lowell MA GO	2.000%	9/1/41	1,440	1,020
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,205	3,350
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	8,367
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,182
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,583
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	15,217
[7]	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	5,750	6,968
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	1,000	1,013
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,269
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,712
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,490	2,637
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	4,000	4,174
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,198
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	13,815
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	2,000	2,106
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,114
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,084
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	947
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,528
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	925
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,410
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	925
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,003
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,072
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,356
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,348
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,049
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,584
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,000	4,260
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	518
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	530
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	4,079
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	1,928
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,402
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,420
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,165	7,310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	2,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	497
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	1,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,226
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,174
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,050
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,235	7,753
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	15,300	16,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	120	121
26

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	745	749
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,038
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,023
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	1,500	1,529
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,685	1,726
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	8,228
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,008
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,565	4,646
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,981
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,699
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,028
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	573
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,246
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	963
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/22	1,500	1,509
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/26	1,250	1,339
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,735
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,737
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,369
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,547
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,587
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	2,415	2,216
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	3,502
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	834
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	1,960
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/28	840	925
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	650	719
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/30	625	695
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,672
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,000	2,222
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,585	2,812
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	665
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	3,440	3,813
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,251
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	794
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	5,412
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	661
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	836
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	790	868
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	6,769
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	675	741
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	575	630
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	800	875
	Massachusetts Port Authority Port, Airport & Marina Revenue	4.000%	7/1/46	12,060	11,587
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/47	3,110	3,256
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	7,959
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,057
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,072
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,112
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,358
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,082
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	2,969
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,452
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,209
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,304
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	16,447
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	15,000	16,668
					406,329
Michigan (2.5%)
[15]	Chippewa Valley Schools GO	5.000%	5/1/31	1,000	1,078
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	10,403
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	4,735	4,766
[5]	Genesee County MI GO	5.250%	2/1/40	12,330	13,105
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,251
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,277
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,461
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,948
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,730	1,810
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,550	3,710
27

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	6,535
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,115
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,935
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,232
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,109
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,925
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,285	1,448
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,615
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,087
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,376
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,720	4,771
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,863
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	21
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	21
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	32
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	32
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,500	7,806
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	992
[2,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,338
[2]	Livonia Public Schools GO	5.000%	5/1/45	4,600	4,946
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	960
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,095
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/29	1,000	1,092
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,179
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,098
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,306
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	699
	Michigan Finance Authority College & University Revenue	5.000%	2/1/47	2,000	2,046
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,151
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,278
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,860
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,884
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,040	7,447
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,096
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	2,823
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,489
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	4,967
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,278
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,400	5,666
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,337
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,123
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,670
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,145	2,401
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,354
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	2,545	2,842
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,025
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	9,181
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	10,447
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	2,892
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,181
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	121
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,158
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	3,862
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	12,175
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,045
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	4,400	4,604
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,500	5,852
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	8,430	8,967
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	17,825	17,933
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	7,505	7,549
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	20,202
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,809
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	5,000	5,341
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	6,000	6,348
	Michigan Strategic Fund Appropriations Revenue (AMT-I-75 Improvement Project)	5.000%	6/30/48	2,750	2,805
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	10,077
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,892
	Michigan Strategic Fund Industrial Revenue PUT	4.000%	10/1/26	5,000	5,105
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,201
28

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	10,815	12,239
	Novi Community School District GO	5.000%	5/1/35	1,840	2,081
	Novi Community School District GO	5.000%	5/1/38	1,905	2,136
	Novi Community School District GO	5.000%	5/1/40	1,955	2,173
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,328
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	9,578
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,340
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,106
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,104
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,102
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,100
[15]	Rockford Public Schools GO	5.000%	5/1/44	2,250	2,404
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	1,971
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,146
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	1,340	1,224
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,499
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,660
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,058
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,133
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,930
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,621
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,297
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,219
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,160
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,749
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	2,051
					405,330
Minnesota (0.6%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,142
	Anoka MN Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,700	1,563
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	2,993
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	550
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	692
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	597
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	495
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/36	450	444
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	417
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	439
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	291
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,170
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,023
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	12,827
	Independence MN Charter School Aid Revenue	4.000%	7/1/51	1,400	1,162
	Independence MN Charter School Aid Revenue	4.000%	7/1/56	1,080	877
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,098
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,096
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	929
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	545
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	544
	Minneapolis MN GO	3.000%	12/1/33	4,260	4,096
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	446
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	212
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	238
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	237
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	264
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	242
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	263
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	316
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	786
	Minnesota GO	4.000%	9/1/37	11,540	12,202
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,200
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	866
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/39	1,000	1,018
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	636
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	2,000	2,019
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	5,320	5,492
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,510
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	958
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/24	325	342
29

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/25	500	534
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/26	500	541
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/27	600	656
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,476
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	5,500	6,124
	Scott County MN GO	3.000%	12/1/32	1,775	1,746
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,379
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	415
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	329
	St. Francis Independent School District No. 15 GO	4.000%	2/1/35	575	581
	St. Francis Independent School District No. 15 GO	4.000%	2/1/36	750	758
	St. Francis Independent School District No. 15 GO	4.000%	2/1/37	400	404
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	711
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,301
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,624
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/22	100	100
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	199
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	198
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	196
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	243
					100,752
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,413
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,591
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,111
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	2,443
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,104
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,102
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	3,658
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	17,500	18,187
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,204
					37,813
Missouri (1.5%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,264
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	117
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	10,000	10,029
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,830
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,829
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,161
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,369
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,163
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	1,480	1,388
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,754
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	1,007
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,147
[2]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	6,191
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,439
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,475	1,586
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/34	2,155	2,152
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,480
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	2,984
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,104
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	8,429
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	15,000	15,651
[2]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	6,586
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,660	5,107
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	4,371
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,479
[4]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,720	1,607
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,336
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,465
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,079
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,778
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,861
30

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,316
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,103
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	200	197
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,261
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,874
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,463
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	40,000	38,888
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	11,791
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	9,374
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	18,135
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	2,042
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,314
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	3,011
[4]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	8,284
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,342
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,015
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/46	1,750	1,769
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,175
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	2,767
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,545
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,667
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,061
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,059
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,058
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,057
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	889
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/22	1,065	1,061
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,000	836
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,215	975
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	770
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,215	896
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/22	1,230	1,225
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/27	1,155	966
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/28	1,405	1,128
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue Class B	0.000%	7/15/30	1,400	1,033
					249,090
Montana (0.0%)
[7]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	651
[7]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,467
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	961
					3,079
Multiple States (0.5%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	13,205	12,454
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,730	4,546
[4]	Invesco Trust Putter Revenue TOB VRDO	0.590%	5/2/22	45,000	45,000
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	10,000	10,000
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.640%	5/2/22	15,000	15,000
					87,000
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,525
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	4,396
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	526
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	14,420	14,562
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	15,580	15,918
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,374
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	982
[8]	Douglas County NE College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.970%	9/1/26	4,000	4,013
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,097
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,860
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	7,813
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	3,740	3,937
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	10,053
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,944
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,248
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,905
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	10,183
					101,336
31

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	9,500	9,607
[7]	Clark County NV GO	4.000%	6/1/30	6,085	6,455
[2]	Clark County School District GO	5.000%	6/15/32	1,000	1,138
	Henderson Local Improvement Districts Special Assesment Revenue	4.000%	9/1/51	500	418
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,165
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	2,000	2,164
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	2,032
	Las Vegas NV Special Improvement District No. 611	4.000%	6/1/40	450	413
	Las Vegas NV Special Improvement District No. 611	4.125%	6/1/50	2,300	2,042
	Las Vegas NV Special Improvement District No. 815	5.000%	12/1/49	1,000	1,013
	Las Vegas NV Special Improvement District No. 816	3.000%	6/1/41	650	510
	Las Vegas NV Special Improvement District No. 816	3.125%	6/1/51	1,425	1,024
	North Las Vegas NV	4.250%	6/1/34	575	576
	North Las Vegas NV	4.500%	6/1/39	765	769
	North Las Vegas NV	4.625%	6/1/43	770	773
	North Las Vegas NV	4.625%	6/1/49	1,210	1,200
[4]	Reno NV Sales Tax Revenue	0.000%	7/1/58	23,500	2,633
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,304
					38,236
New Hampshire (0.4%)
[7]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,834
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,719
[7]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,411
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,322
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,245	1,266
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,355	1,373
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,902
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,718
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	966
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	1,937
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	3,874	3,994
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	3,250	3,173
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	3,905
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,806
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	3,912
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	2,390	2,581
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	14,267
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	504
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,228
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,234
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	944
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	866
					60,862
New Jersey (4.9%)
	Atlantic City NJ GO	5.000%	12/1/24	620	622
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,138
	Atlantic City NJ GO	5.000%	12/1/26	365	366
	Atlantic City NJ GO	5.000%	12/1/29	125	125
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/25	1,195	1,235
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,110
[6]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,453
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/27	1,225	1,332
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	6,988
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	3,445
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue	5.000%	12/1/24	7,595	7,886
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	5,505
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	5,579
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,134
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	4,594
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	269
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	5,533
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	415	403
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	402
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	5,835	5,999
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,478
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	632
32

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	8,996
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,050
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,490
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,117
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,332
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,539
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,321
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	3,000	3,387
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	6,700	7,564
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,152
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,150
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,901
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,923
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,905
	New Jersey Economic Development Authority Industrial Revenue	5.125%	9/15/23	3,325	3,381
	New Jersey Economic Development Authority Industrial Revenue	5.250%	9/15/29	5,750	5,834
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	5,061
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	4,900
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	5,000	5,227
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	2,940	3,276
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	5,000	5,571
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,000	4,457
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,896
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,406
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	506
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	1,001
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,142
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	505
[4]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,526
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,576
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,495
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,754
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,166
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	18,200	19,195
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	4,096
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	4,025
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,257
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,255
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,258
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	4,110
	New Jersey GO	4.000%	6/1/30	2,130	2,229
	New Jersey GO	4.000%	6/1/31	1,660	1,733
	New Jersey GO	4.000%	6/1/32	6,920	7,213
	New Jersey GO	2.000%	6/1/33	6,175	4,918
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	6,638
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	8,380
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	16,603
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	4,044
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	5,000	5,125
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	3,957
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,617
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,503
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,804
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,148
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	2,010	1,925
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,537
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.750%	12/1/28	735	735
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	2,235	2,109
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,800	6,398
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	2,465	2,299
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	7,500	6,992
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	4,250	3,985
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	8,500	7,757
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	8,160	7,308
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	4,144
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	6,385	6,409
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30,000	26,608
33

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	5,703
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	11,368
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	6,803
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,424
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	10,000	10,429
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,344
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,627
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	8,170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,053
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,849
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	6,978
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	2,827
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	2,665	2,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	4,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	6,285	6,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	2,099
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,858
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	3,728
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	3,000	2,882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	2,500	2,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,613
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	5,000	5,102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	15,211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	23,120	21,506
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,273
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,718
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	536
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,932
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,466
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	11,265	11,796
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	13,281
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,173
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	16,500	15,348
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,740
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,500	4,743
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,346
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	10,000	10,878
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	2,741
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	10,865
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	5,916
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	15,941
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	14,680	14,591
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	14,690	14,558
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project)	5.000%	12/1/23	16,180	16,557
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,207
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,310
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,429
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,550	9,184
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	22,760	22,097
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,660	11,198
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	23,730	24,764
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,907
[4]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	9,025	8,056
					798,194
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.500%	7/1/42	5,000	5,025
[1]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	50,364
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	511
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,539
					58,439
New York (11.7%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,304
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	4,091
34

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,720	13,326
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	610
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	2,110	715
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	961
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	861
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,710
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,751
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	3,000	2,933
[4]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,600	5,886
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,336
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,731
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,266
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,450
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,570	7,883
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	9,426
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	1,019
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	906
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	714
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,543
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	7,500	7,642
	Huntington Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	2,125	2,018
[4]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	6,008
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,074
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	4,500	4,920
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	5,458
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,600	1,708
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,600
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	12,040	12,635
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,503
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	7,458
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,292
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,314
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,082
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,085
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,257
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,096
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,460	2,626
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,209
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,137
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,909
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,493
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,667
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	418
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	10,730
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,267
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,062
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	3,961
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	9,244
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	9,570
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,226
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,155	1,206
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	6,030	5,839
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	10,000	10,513
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,865
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,925
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	12,945	13,379
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,390	9,803
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	19,498
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	9,070	8,547
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,111
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	7,397
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	5,841
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	47,500	50,201
[2,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	1,245	1,244
[2,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.738%	4/1/24	1,750	1,749
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,061
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,061
35

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,354
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,616
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,242
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,700
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,810	1,754
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,270	4,008
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,181
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,018
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	15,900	16,302
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,570
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,090
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	376
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	4,895	4,919
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	6,096
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	302
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	542
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,133
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,499
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,770	3,663
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	10,000	9,276
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/48	3,500	3,162
	New York City Municipal Water Finance Authority Revenue	3.000%	6/15/50	3,075	2,524
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/50	3,070	3,016
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/51	15,100	14,812
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	20,261
[1,4]	New York City NY Housing Development Corp. Mortgage Revenue TOB VRDO	0.890%	5/5/22	37,995	37,995
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	2,000	2,070
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,060
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	8,440
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,496
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,481
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	5,467
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	9,525	8,221
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,245
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	16,393
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,000	10,360
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,198
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,078
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	11,250	11,949
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,027
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,884
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,379
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,505
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	8,385
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	8,057
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,155	7,464
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,299
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,750	1,760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,357
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	6,500	6,512
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,844
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	12,620	12,565
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	1,950	1,932
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	3,500	3,436
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	16,235	17,167
	New York City Water & Sewer Water Revenue	3.000%	6/15/44	14,000	11,880
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,396
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	7,918
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,020
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,479
	New York Liberty Development Corp. Economic Development Revenue	3.000%	9/15/43	4,265	3,707
	New York Liberty Development Corp. Economic Development Revenue	3.125%	9/15/50	17,055	14,486
	New York Liberty Development Corp. Economic Development Revenue	3.250%	9/15/52	3,345	2,878
	New York Liberty Development Corp. Economic Development Revenue	3.500%	9/15/52	1,665	1,411
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	6,014
[4]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	37,225	37,594
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,855	5,495
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	7,072
36

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,200	14,027
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,249
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,929
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,972
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,320	15,716
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	4,865	3,955
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,510	9,787
[5]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,174
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	14,325	16,260
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,285	1,288
	New York NY GO	5.000%	8/1/33	500	577
	New York NY GO	5.000%	8/1/33	1,300	1,499
	New York NY GO	3.000%	3/1/41	10,000	8,575
	New York NY GO	5.000%	3/1/42	2,000	2,215
	New York NY GO	5.000%	3/1/43	3,000	3,283
	New York NY GO	5.000%	3/1/43	6,000	6,623
	New York NY GO	5.000%	3/1/44	4,000	4,406
	New York NY GO VRDO	0.630%	5/2/22	1,000	1,000
	New York NY GO VRDO	0.640%	5/2/22	1,400	1,400
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	4,909
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	2,570	2,604
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/41	3,685	3,728
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/42	4,050	4,088
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	9,000	8,970
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,052
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	15,101
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	199
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	6,000	6,157
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	196
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	4,011
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	2,720
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,623
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	10,391
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	765
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,915
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,904
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,100	1,171
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,064
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,659
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	17,370	19,692
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	9,586
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,304
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	6,601
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	5,618
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	8,601
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,317
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	9,000	9,674
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	4,413
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,370
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,767
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,803
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	10,707
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	10,000	11,047
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	27
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	5,000	5,626
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,262
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	4,006
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,481
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,757
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,367
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	16,270
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	7,574
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,473
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,822
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	7,052
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,944
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,281
37

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,248
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,757
New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,355	4,360
New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	2,418
New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,956
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	13,355
New York State Thruway Authority Highway Revenue	3.000%	1/1/51	10,250	8,012
New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,184
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	16,018
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	2,500	2,510
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,323
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	4,076
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	9,650	9,448
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	28,000	27,106
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,385	3,781
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	5,800	6,462
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,000	13,092
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,859
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,449
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,305
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,770
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,000	816
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/49	10,000	8,112
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,416
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	14,075	11,517
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,466
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	300	304
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	1,500	1,541
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,500	1,557
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,400	1,466
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	516
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	741
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	743
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	691
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	531
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	6,500	6,826
New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,126
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	845
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	10,000	10,615
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	1,052
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	5,155	5,462
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	9,013
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	892
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	5,000	5,274
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,226
New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	600	610
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	837
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	5,000	5,274
New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,678
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	3,000	3,157
New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,807
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	9,392
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	5,500	5,775
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	781
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	7,500	7,877
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	560	533
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	4,440	4,705
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	3,000	3,139
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	284
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/39	3,000	3,135
New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	15,000	15,702
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/40	2,500	2,610
New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,877
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	469
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/41	2,000	2,088
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	466
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	3,280	3,128
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	2,500	2,326
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/42	2,500	2,608
38

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	7,670	7,336
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	5,000	4,761
	New York Transportation Development Corp. Port, Airport & Marina Revenue	2.250%	8/1/26	4,670	4,363
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	4,695	4,955
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/35	5,020	5,005
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/36	5,500	5,473
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	4,387
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,029
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	423
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	1/1/50	44,950	46,245
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	4,455	3,724
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	4,160
[5]	Oyster Bay NY GO	4.000%	11/1/26	800	838
[5]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,422
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	56
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	320
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,286
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,406
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,012
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	3,577
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	2,970
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,585
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	2,375	2,583
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,615
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	2,000	1,988
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/36	2,375	2,580
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,206
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	1,973
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/37	3,730	4,048
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	2,500	2,454
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	4,884
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	975
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	1,280	1,364
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,403
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	9,530	10,194
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	3,000	3,186
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	10,439
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,050	2,251
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,315	2,423
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,091
[2]	Suffolk County NY GO	5.000%	5/15/29	3,615	4,007
[2]	Suffolk County NY GO	5.000%	5/15/30	2,500	2,791
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,505	2,333
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,361
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	841
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,956
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	538
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	489
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	11,854
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	10,710
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	9,855	10,742
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	13,017
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,443
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/33	2,350	2,673
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/34	3,000	3,398
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	6,175	6,108
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,585	4,521
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	23,800	26,409
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/32	1,915	2,199
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,894
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,416
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,327
[4]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	7,387
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	2,050	2,102
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,303
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,374
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	3,933
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	27,500	29,226
39

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	9,430	8,572
					1,897,578
North Carolina (0.9%)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,353
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	4,500	4,564
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	1,000	1,131
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,088
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	558
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,550	2,584
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,630	1,669
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,029
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,790
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,432
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,399
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,171
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,350	4,407
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,674
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	10,000	10,616
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	385	391
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,450	3,454
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,000	2,019
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	3,153
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	19,280	18,847
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	993
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,478
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	4,260	4,450
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	3,082
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	6.250%	7/1/23	5,810	6,076
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	2,115	2,252
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	3,160	3,365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,294
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,368
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	1,515	1,373
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,839
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	3,610	3,768
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,199
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	5,002
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	4,520
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	7,750
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	5,555	4,522
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,980
					143,640
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	952
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,498
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,596
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,902
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	5,078
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,450
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,324
					31,800
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	199
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,088
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	197
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	728
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	500	491
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,570
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	6,500	6,500
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,602
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,187
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,256
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,070
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	2,930
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,947
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	6,400	4,704
40

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	21,890	20,475
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	67,055	65,211
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	9,555
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,779
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,204
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,504
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	6,129
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	7,611
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,769
[4]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,250	1,882
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	6,046
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	4,734
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,275
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	8,779
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	10,818
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,550	14,182
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	6,491
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	439
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	422
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	548
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	493
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	475
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	764
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	768
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,136
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,658
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,723
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	9,603
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	4,077
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	8,649
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,561
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	8,718
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,750
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,863
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,549
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	16,249
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,529
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	12,468
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,337
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	30,672
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	5,080
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,033
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,529
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,150
[4]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,540	2,397
	Kenton City School District GO	4.000%	11/1/58	4,965	5,023
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,290	10,757
	Little Miami Local School District GO	5.000%	11/1/43	1,000	1,065
	Little Miami Local School District GO	5.000%	11/1/48	2,000	2,124
	Little Miami Local School District GO	4.000%	11/1/55	6,500	6,632
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	13,250	14,322
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,159
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,759
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	11,887
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,130
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	855
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,123
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	897
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,119
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,485
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,322
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	3,180	3,114
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	2,000	1,928
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,703
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	2,048
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,527
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	25,479
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	12,500	12,275
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	3,698
41

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	4,148
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	653
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,293
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	713
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,016
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,500	2,445
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/44	2,490	2,509
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,614
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,427
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	5,000	4,757
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	5,000	4,603
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,582
					495,744
Oklahoma (0.5%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,074
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	2,030
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,066
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	7,876
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	11,123
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,250	9,540
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	15,070	15,860
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	18,500	19,429
[12]	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	5
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	670	693
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	295	305
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	4,500	4,598
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	575
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	424
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,969
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	526
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	1,058
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/45	2,250	2,358
					80,509
Oregon (1.2%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.250%	11/15/50	500	507
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.375%	11/15/55	1,640	1,670
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,348
	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	859
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	3,545	3,536
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	7,057
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,050
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,450	1,462
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,285	1,294
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,630	2,598
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,986
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	1,040	1,178
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	375	379
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,575	3,663
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	673
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	942
[4]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/22	9.000%	4/1/37	7,940	580
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	1,500	1,410
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,693
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,912
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	8,340	9,017
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,821
[7]	Oregon State Lottery Revenue	5.000%	4/1/42	5,000	5,749
	Oregon State University College & University Revenue	5.000%	4/1/45	10,000	10,532
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,434
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	1,798
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,160	3,246
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,575	2,726
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,000	5,559
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	9,345	9,431
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,058
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,812
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,304
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,704
42

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,032
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/40	6,295	6,236
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,245
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	10,000	9,675
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,204
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/52	30,000	32,275
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	8,530
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,328
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	2,158
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/51	3,325	3,184
					197,855
Pennsylvania (7.9%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,306
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/32	4,345	4,748
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,672
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,680
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/38	5,225	5,126
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/35	1,985	1,990
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,405
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	2,790
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,176
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,043
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,720
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	10,049
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,536
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	2,150	2,214
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,070
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,461
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,075
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	2,056
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/42	1,260	1,281
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/47	1,090	1,091
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/52	2,240	2,228
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	1,000	1,076
[4]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	7,925	8,613
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	2,650	2,650
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	14,500	14,500
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,323
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	13,379
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,205
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	468
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	520
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	977
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	5,300	5,162
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/22	390	390
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	200
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	947
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,181
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,181
[5]	Berwick Area School District GO	4.000%	11/15/43	1,150	1,167
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	860
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	426
[5]	Bristol Township School District GO	4.000%	6/1/48	3,710	3,710
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/42	1,500	1,488
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/52	2,000	1,913
	Bucks County IDA College & University Revenue (Dalware Valley University Project)	5.000%	11/1/47	2,500	2,535
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	21,605	16,085
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	5,655	4,244
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,402
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	5,404
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	535	544
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,997
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,658
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,388
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	13,328
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	6,000	5,815
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	5,175
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	1,958
43

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Chester County IDA (Woodlands at Graystone Project)	4.375%	3/1/28	185	189
[4]	Chester County IDA (Woodlands at Graystone Project)	5.000%	3/1/38	800	822
[4]	Chester County IDA (Woodlands at Graystone Project)	5.125%	3/1/48	1,045	1,073
	Chester County IDA Recreational Revenue	4.000%	12/1/51	3,115	3,103
[5]	Coatesville School District GO	0.000%	10/1/33	775	485
[5]	Coatesville School District GO	0.000%	10/1/37	2,050	1,061
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,913
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,670
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/45	3,000	3,023
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	13,951
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	6,665
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,061
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,682
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	2,848
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,092
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	4,859
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	5,845
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,563
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,200	1,239
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,712
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,345
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,140
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	195	200
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	998
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	383
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	1,181
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	600	578
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	1,816
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	954
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	15,278
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	4,908
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	5,010	5,325
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	5,445	5,765
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	985
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	750	728
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	7,565
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/50	1,000	957
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,529
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,533
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	3,028
	Lehigh County Authority Water Revenue	5.000%	12/1/43	2,065	2,142
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,474
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,179
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	6,106
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	7/1/22	2,710	2,726
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/22	4,150	4,176
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,973
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,409
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	7,202
[7]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	770	864
[7]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,315	1,466
[7]	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	1,500	1,667
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,641
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,798
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,987
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,954
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,086
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	2,000	2,186
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	30,415	32,848
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,015
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,170
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,551
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	7,912
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	4,588
44

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,488
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	5,079
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,750	1,775
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	10,255
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	197
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,845
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	12,053
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	11,610
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,776
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,657
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,622
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	15,241
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	11,875
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	786
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	2,225	2,356
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	926
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	946
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	10,549
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	9,347
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	363
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	798
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	674
[7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,440	1,610
[7]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	505
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	10,025	10,084
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	9,159
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,747
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	12,604
[4]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	9.000%	4/13/28	2,000	2,316
	Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	5,068
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,055
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,367
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	33,798
[8]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.840%	6/3/24	15,500	15,417
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/29	1,355	1,480
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	466
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	6,220	5,613
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	3,430	2,914
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	7,117
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,502
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	14,140	14,918
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,405
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,975	5,978
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	13,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	20,000	21,696
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	10,010	10,845
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	10,833
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,205	9,694
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,000	5,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,414
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	12,647
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	5,000	5,163
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,533
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,628
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,663
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,508
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,526
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,812
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,806
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	13,695
45

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	11,944
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	6,756
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	17,381
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	18,042
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,360
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,861
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	10,396
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,510	1,516
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,890
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	9,500	10,486
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	3,721
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,693
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	5,400	5,147
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	10,530	11,095
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,212
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,425
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	16,318
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,483
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	3,005	2,834
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	13,600	12,792
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	15,517
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,463
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	8,177
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,320
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,864
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,600	1,624
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	824
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,230	3,244
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,755
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,494
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	640	527
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	700	559
	Philadelphia Authority for Industrial Development Charter School Revenue	4.000%	6/1/41	750	660
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	1,993
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,616
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,574
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,252
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	971
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,598
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	7,165
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,545	3,810
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,149
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	4,620
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	3,664
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,063
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,063
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	1,850	1,895
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/36	1,775	1,825
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,514
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,841
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	9,898
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,062
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,061
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,045
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,639
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,991
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	8,093
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,209
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,678
	Philadelphia PA GO	5.000%	8/1/32	8,235	8,814
	Philadelphia PA GO	5.000%	8/1/33	6,545	7,001
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,793
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,536
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/37	7,745	7,946
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	10,036
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,700
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	2,703
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,653
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,686
46

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	3,843
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,655
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,696
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,416
	Pittsburgh PA GO	4.000%	9/1/32	500	520
	Pittsburgh PA GO	4.000%	9/1/33	510	528
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	8,125	8,457
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	10,038
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,064
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,590
[2]	Trinity Area School District GO	4.000%	11/1/46	1,125	1,135
[2]	Trinity Area School District GO	4.000%	11/1/51	1,900	1,893
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	490	491
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	250
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	35,793
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,391
					1,290,043
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico	0.000%	11/1/43	1,880	977
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	422	427
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	194	177
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	420	434
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	417	441
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	410	441
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	7,211	7,876
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	15,455	8,817
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	5,525	5,124
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	10,366	9,583
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	291	262
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,896	2,601
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,648
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	5,110	5,267
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,447
[4,7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,000	10,597
[4,7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	9,382
[4,7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,939
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	185
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	394
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	45
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	34
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	148
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	7,257	6,815
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,461	7,227
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	32,183	25,717
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	364
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	70,818	70,013
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	955	944
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	196	197
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	857
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	48,035	49,234
					234,832
47

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/41	1,000	1,063
[2]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/27	10,040	10,735
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	2,741
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,645
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,297
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,053
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,416
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,417
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,374
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,058
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,739
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,028
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,635
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,282
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,303
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,153
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	8,960
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,738
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	8,859
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	891
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,426
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	912
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	6,000	5,345
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,714
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,155
					77,939
South Carolina (1.3%)
	Berkeley County SC	4.375%	11/1/49	1,500	1,470
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	7,685
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,505
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	11,110	11,923
[7]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	6,000	6,273
[1]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	9,475	9,612
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/51	3,000	2,913
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,640
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	739
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,140
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,259
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/46	4,675	4,050
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/56	5,095	4,181
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	16,071
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	8,167
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,891
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/25	2,180	2,309
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	573
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	1,000	942
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	10,355
[4]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	4,750	3,950
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,338
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,184
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,215
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,166
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,475
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,920
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	1,765	1,889
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	9,090	8,833
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,993
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,903
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/55	12,500	13,636
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	5,000	5,002
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	1,310	1,406
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,214
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,117
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,350
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,054
48

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,388
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	4,052
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	11,821
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,705	10,240
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	11,150	11,183
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,355	1,359
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,396
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,466
					217,248
South Dakota (0.3%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/56	3,040	2,642
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	2,650	2,265
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,500	7,926
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	10,000	10,817
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	5,198
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	7,025	6,809
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	10,000	10,170
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,126
					49,953
Tennessee (1.6%)
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	2,842
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,187
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,317
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,190
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,390	1,517
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	977
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	970
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,233
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	12,385	13,263
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	6,638
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	8,009
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	11,080	11,657
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,146
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,874
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	562
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	824
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	553
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,516
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,026
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	2,031
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	467
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	1,755
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,831
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,280
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,306
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,130
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,380
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	3,845
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,187
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,392
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	5,129
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	27,030	28,159
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	19,430	19,752
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	1,665	1,715
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	5,875	6,062
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,987
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	17,542
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	4,225	4,259
49

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	11,020	11,234
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	50,985	55,441
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	505	510
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,045	2,072
					254,767
Texas (5.4%)
[4]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	2,075
	Angelina & Neches River Authority Industrial Revenue PUT	0.450%	6/30/22	10,000	9,982
	Angelina & Neches River Authority Revenue	7.500%	12/1/45	1,450	1,203
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,929
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,256
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,227
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,067
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,248
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,069
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,302
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	1,910
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,478
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,104
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,094
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,222
[7]	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,219
[7]	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,926
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	5,890	6,056
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	4,150	4,594
[4]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	841
[4]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	2,027
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,884
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	2,731
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	1,909
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,358
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,408
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,523
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	6,025
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	5,500	5,435
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	2,500	2,436
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	780	797
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,590	6,728
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,077
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	6,486
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	31,925	32,956
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	18,491
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	6,960
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	20,592
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	426
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	433
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,116
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	1,130
[4]	Crandall TX	4.125%	9/15/26	100	96
[4]	Crandall TX	4.000%	9/15/31	200	181
[4]	Crandall TX	4.750%	9/15/31	200	180
[4]	Crandall TX	4.250%	9/15/41	750	648
[4]	Crandall TX	5.000%	9/15/41	250	222
[4]	Crandall TX	5.250%	9/15/51	750	658
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/51	6,250	6,422
[17]	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,200	8,890
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	5,409
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,175	4,448
	El Paso TX GO	4.000%	8/15/47	2,540	2,508
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	20,949
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	8,327
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,980
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,430
	Harris County TX Highway Revenue	5.000%	8/15/34	1,685	1,839
	Harris County TX Highway Revenue	5.000%	8/15/35	5,015	5,468
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	522
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	522
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,147
	Hays County TX	7.000%	9/15/45	4,500	4,301
50

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hays County TX	4.000%	9/15/50	1,000	840
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,358
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,305
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	5,000	5,087
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	13,510
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,016
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,815
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	18,000	16,336
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,333
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,089
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,497
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,512
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,122
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,494
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,356
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,765
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,982
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/41	2,000	1,967
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	900	905
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,591
[4]	Justin TX	4.000%	9/1/51	1,000	855
	Kaufman County TX GO	4.000%	2/15/45	1,750	1,788
[4]	Lavon TX	4.000%	9/15/42	1,250	1,084
[4]	Lavon TX	4.375%	9/15/42	535	468
[4]	Lavon TX	4.125%	9/15/52	3,000	2,551
[4]	Lavon TX	4.500%	9/15/52	1,000	856
[4]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	835
[4]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	392
[4]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	1,350	1,178
[4]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	610
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	4,977
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/35	5,000	4,967
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,374
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,193
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	5,462
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	5,130	5,589
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	3,500
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	5,417
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/51	6,500	7,034
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	1,420	1,542
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	1,055	1,145
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	5,443
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	9,500	10,018
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,406
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	190	148
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	780
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	975
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	390
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,145
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,070
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	3,675	3,787
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,924
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,253
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,529
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,538
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	10.000%	12/1/25	5,000	5,355
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,043
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,800
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,526
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	2,371
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	1,949
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	2,009
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	5,814
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/57	4,150	3,737
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	13,788
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,134
51

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,923
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,830
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	11,145
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,496
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	498
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,824
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,051
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,045
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	916
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	7,116
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,671
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,990
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	14,725
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,601
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,268
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	6,105
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,027
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	7,978
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	4,150	4,282
[4]	North Parkway Municipal Management District No. 1	4.000%	9/15/41	276	245
[4]	North Parkway Municipal Management District No. 1	4.750%	9/15/41	1,500	1,438
[4]	North Parkway Municipal Management District No. 1	4.250%	9/15/51	602	528
[4]	North Parkway Municipal Management District No. 1	5.000%	9/15/51	4,000	3,857
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	4,845	5,758
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	10,393
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,800	38,093
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	1,000	768
[18]	Pearland Independent School District GO	5.250%	2/15/32	10,000	10,925
[4]	Plano TX	4.000%	9/15/51	1,500	1,232
[4]	Plano TX	4.375%	9/15/51	1,011	822
[4]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	7,750	5,316
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,463
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,091
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,088
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,130
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,182
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,238
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,300
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,515
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,620
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	321
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	6,570	6,946
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/24	7,790	8,226
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,075
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/31	265	259
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/41	1,200	1,123
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/51	1,975	1,771
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,627
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	5,122
	San Marcos TX	5.625%	9/1/50	900	905
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,950	6,397
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	1,650	1,621
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	2,650	2,591
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,095	6,202
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,638
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,685
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	260	264
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	334
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	312
52

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,049
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	804
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,545	3,792
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	4,180	4,490
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	2,690	2,899
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,925	7,494
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,000	4,345
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	7,892
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,730
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,705
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,748
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,971
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,837
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,738
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,529
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,273
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,305	1,324
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,028
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,316
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,013
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,009
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,225
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,512
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	14,432
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,000	1,000
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	10,013
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/45	5,000	5,222
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/50	6,000	6,249
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	18,100	18,670
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,671
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	1,300	781
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	1,200	684
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	542
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	13,558
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	5,312
	University of Houston College & University Revenue	5.000%	2/15/37	7,205	7,764
[18]	Waco Independent School District GO	3.000%	8/15/52	4,000	3,553
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/35	1,600	1,666
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	2,750	2,847
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,700	1,748
					870,853
Utah (0.6%)
[4]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,913
	Granite School District Board of Education GO	5.000%	6/1/30	1,915	2,230
[4]	Mida Mountain Village Public Infrastructure District Revenue	4.000%	8/1/50	5,000	3,912
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	3,250	2,494
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,767
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,463
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	19,609
[4]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	14,000	11,349
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	13,025	13,102
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	17,749
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,315	1,374
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,696
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,219
[5]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,701
					99,578
Vermont (0.2%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,398
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,029
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	5,800	5,965
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,616
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	1,922
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,216
53

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/25	1,010	1,068
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/26	1,375	1,471
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	957
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	460
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,399
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	599
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,091
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	589
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	876
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	602
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	680	679
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	631
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	685	684
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	3,280	3,137
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	3,345	2,916
					37,305
Virgin Islands (0.1%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,397
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,426
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,042
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,296
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,177
					21,338
Virginia (1.5%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	455
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,694
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,165
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	14,037
[3]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	7,869
[4]	Cutalong II Community Development Authority District Special Assessment	4.500%	3/1/55	6,000	5,080
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/35	1,575	1,798
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,847
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	1,425	1,483
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,000	2,080
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,201
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,039
[7]	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/34	1,850	2,153
[7]	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	5,000	4,835
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,767
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,550	5,582
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	5,436
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,460
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	2,123
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	4,640	3,816
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	752
[4]	Newport News IDA Revenue	5.330%	7/1/45	17,000	17,926
[4]	Peninsula Town Center Community Development Authority	5.000%	9/1/45	2,300	2,293
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,473
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,529
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,549
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,021
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,308
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,034
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,759
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,020
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	7,250	6,179
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	1,724
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	8,162
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	8,564
[7]	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,246
[7]	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,760
[7]	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,678
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	916
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	916
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,782
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	935	1,016
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,750	2,647
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,087
54

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	4,000	3,837
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,351
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,159
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/42	1,500	1,425
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,666
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/48	730	680
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	7,081
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	49,075	50,343
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project) Highway Revenue	5.000%	12/31/52	1,000	1,027
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,652
					235,482
Washington (1.6%)
	Bellevue WA GO	4.000%	12/1/42	1,500	1,562
	Bellevue WA GO	4.000%	12/1/43	1,165	1,210
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,281
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,525	1,591
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/26	4,165	4,464
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/26	900	966
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	7,393
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,334
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	9,964
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	8,631
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	5,920
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,689
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/35	6,150	6,410
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	10,745
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	3,954
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,499
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,744
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	10,605	11,745
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	11,270	10,980
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/41	14,025	13,631
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	9,502
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	9,963
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/29	1,785	1,872
[4]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,187
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	5,807
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	4,746
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,313
[1,4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.480%	5/6/22	5,635	5,635
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	4,332
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	4,143
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/37	4,735	4,812
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,283
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	13,117	11,968
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	25,000	24,141
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,114
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	2.125%	7/1/27	4,250	3,874
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.500%	7/1/30	1,350	1,407
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.750%	7/1/35	820	857
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	2,116
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	7.000%	7/1/45	2,000	2,093
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	6,000	5,689
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	6,826
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	7,522
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	926
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,928
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,100
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	2,100	2,052
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	5,800	5,381
					265,302
55

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,136
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,855
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	7,542
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	7,066
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	7,976
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	6/1/23	5,130	5,290
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	5,000	5,162
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,337
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,262
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	6,004
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,497
					51,127
Wisconsin (2.3%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/31	4,480	4,676
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,087
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,883
	Platteville Redevelopment Authority College & University Revenue	5.000%	7/1/42	3,000	3,008
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	530	533
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	3,062
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	514
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	841
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	758
[4]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,212
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,121
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,586
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	960
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/52	2,070	1,678
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,841
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	2,073
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	2,295
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	4,200	3,828
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/57	1,310	1,030
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,345
[4]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	919
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,000	892
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,215
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,395
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	2,868
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/52	1,500	1,264
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	2,328
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,143
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,136
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	6,000	5,363
[4]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	12,000	9,618
[4]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,689
	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	2,185	2,009
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,183
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	5,035
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	628
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	1,012
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,102
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	727
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	345
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	369
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,243
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	25,398
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,828
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	12,702
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	1,225	1,235
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,305
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,453
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,000	6,619
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,734
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,642
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,743
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/52	2,300	2,315
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,206
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/56	7,000	5,064
56

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,883
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/22	1,425	1,426
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,012
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,529
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	5,067
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/50	3,360	2,630
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,347
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,338
[4]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	10,000	9,526
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/22	1,290	1,294
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	12,000	12,033
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,058
[4]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	26,434
[4]	Public Finance Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,300	2,332
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	6,000	5,651
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	7,500	6,863
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	21,743
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	9,300	9,728
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	4,778
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,124
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,117
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	20,994
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	960
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	959
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,552
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	1,882
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/44	3,155	3,279
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	15,000	14,344
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,000	1,986
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	3,015
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,000	14,494
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,702
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	4,950	4,798
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	3,423
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	3,142
					373,501
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	55
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	694
					800
Total Tax-Exempt Municipal Bonds (Cost $16,952,148)					16,044,019
Corporate Bonds (0.0%)
[4]	RED Rock Biofuels LLC	0.000%	8/1/22	3,805	3,632
	RED Rock Biofuels LLC	0.000%	8/1/22	405	385
	RED Rock Biofuels LLC	0.000%	8/1/22	585	555
	RED Rock Biofuels LLC	0.000%	8/1/22	1,130	1,066
	RED Rock Biofuels LLC	0.000%	8/1/22	1,120	1,072
Total Corporate Bonds (Cost $6,590)					6,710
57

High-Yield Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[19]	Vanguard Municipal Cash Management Fund (Cost $267,845)	0.402%	2,678,637	267,890
Total Investments (100.4%) (Cost $17,226,583)				16,318,619
Other Assets and Liabilities—Net (-0.4%)				(60,342)
Net Assets (100%)				16,258,277
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $1,633,227,000, representing 10.0% of net assets.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
12	Non-income-producing security—security in default.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Securities with a value of $1,667,000 have been segregated as initial margin for open futures contracts.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	1,044	117,630	(5,256)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(394)	(50,826)	2,734
Ultra Long U.S. Treasury Bond	June 2022	(159)	(25,510)	3,153
				5,887
				631

See accompanying Notes, which are an integral part of the Financial Statements.
58

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,958,738)	16,050,729
Affiliated Issuers (Cost $267,845)	267,890
Total Investments in Securities	16,318,619
Investment in Vanguard	579
Cash	1
Receivables for Investment Securities Sold	19,751
Receivables for Accrued Income	213,910
Receivables for Capital Shares Issued	16,111
Variation Margin Receivable—Futures Contracts	48
Other Assets	264
Total Assets	16,569,283
Liabilities
Payables for Investment Securities Purchased	248,992
Payables for Capital Shares Redeemed	49,253
Payables for Distributions	12,090
Payables to Vanguard	671
Total Liabilities	311,006
Net Assets	16,258,277
At April 30, 2022, net assets consisted of:

Paid-in Capital	17,160,932
Total Distributable Earnings (Loss)	(902,655)
Net Assets	16,258,277

Investor Shares—Net Assets
Applicable to 177,704,123 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,900,430
Net Asset Value Per Share—Investor Shares	$10.69

Admiral Shares—Net Assets
Applicable to 1,342,563,453 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,357,847
Net Asset Value Per Share—Admiral Shares	$10.69

See accompanying Notes, which are an integral part of the Financial Statements.
59

High-Yield Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends	104
Interest[1]	280,430
Total Income	280,534
Expenses
The Vanguard Group—Note B
Investment Advisory Services	628
Management and Administrative— Investor Shares	1,644
Management and Administrative— Admiral Shares	6,049
Marketing and Distribution— Investor Shares	145
Marketing and Distribution— Admiral Shares	478
Custodian Fees	33
Shareholders’ Reports—Investor Shares	24
Shareholders’ Reports—Admiral Shares	52
Trustees’ Fees and Expenses	5
Other Expenses	7
Total Expenses	9,065
Net Investment Income	271,469
Realized Net Gain (Loss)
Investment Securities Sold[1]	7,373
Futures Contracts	2,167
Realized Net Gain (Loss)	9,540
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,912,309)
Futures Contracts	1,009
Change in Unrealized Appreciation (Depreciation)	(1,911,300)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,630,291)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $264,000, $14,000, $1,000, and ($42,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	271,469	522,245
Realized Net Gain (Loss)	9,540	129,182
Change in Unrealized Appreciation (Depreciation)	(1,911,300)	307,997
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,630,291)	959,424
Distributions
Investor Shares	(47,197)	(72,401)
Admiral Shares	(341,493)	(488,171)
Total Distributions	(388,690)	(560,572)
Capital Share Transactions
Investor Shares	(223,387)	198,901
Admiral Shares	(290,765)	2,362,337
Net Increase (Decrease) from Capital Share Transactions	(514,152)	2,561,238
Total Increase (Decrease)	(2,533,133)	2,960,090
Net Assets
Beginning of Period	18,791,410	15,831,320
End of Period	16,258,277	18,791,410

See accompanying Notes, which are an integral part of the Financial Statements.
60

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.98	$11.68	$11.76	$10.99	$11.37	$11.47
Investment Operations
Net Investment Income[1]	.168	.346	.374	.399	.418	.427
Net Realized and Unrealized Gain (Loss) on Investments	(1.216)	.328	(.045)	.773	(.377)	(.108)
Total from Investment Operations	(1.048)	.674	.329	1.172	.041	.319
Distributions
Dividends from Net Investment Income	(.168)	(.346)	(.372)	(.402)	(.421)	(.419)
Distributions from Realized Capital Gains	(.074)	(.028)	(.037)	—	—	—
Total Distributions	(.242)	(.374)	(.409)	(.402)	(.421)	(.419)
Net Asset Value, End of Period	$10.69	$11.98	$11.68	$11.76	$10.99	$11.37
Total Return[2]	-8.90%	5.81%	2.86%	10.81%	0.35%	2.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,900	$2,367	$2,114	$2,245	$1,790	$1,904
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.87%	3.22%	3.48%	3.72%	3.80%
Portfolio Turnover Rate	13%	17%	19%	16%	17%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.98	$11.68	$11.76	$10.99	$11.37	$11.47
Investment Operations
Net Investment Income[1]	.173	.356	.384	.408	.427	.437
Net Realized and Unrealized Gain (Loss) on Investments	(1.216)	.328	(.046)	.773	(.377)	(.106)
Total from Investment Operations	(1.043)	.684	.338	1.181	.050	.331
Distributions
Dividends from Net Investment Income	(.173)	(.356)	(.381)	(.411)	(.430)	(.431)
Distributions from Realized Capital Gains	(.074)	(.028)	(.037)	—	—	—
Total Distributions	(.247)	(.384)	(.418)	(.411)	(.430)	(.431)
Net Asset Value, End of Period	$10.69	$11.98	$11.68	$11.76	$10.99	$11.37
Total Return[2]	-8.86%	5.89%	2.94%	10.90%	0.43%	3.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,358	$16,424	$13,717	$13,801	$11,032	$10,429
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.00%	2.95%	3.30%	3.56%	3.80%	3.90%
Portfolio Turnover Rate	13%	17%	19%	16%	17%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
61

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
62

High-Yield Tax-Exempt Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $579,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
63

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	6,710	—	6,710
Tax-Exempt Municipal Bonds	—	16,044,019	—	16,044,019
Temporary Cash Investments	267,890	—	—	267,890
Total	267,890	16,050,729	—	16,318,619
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,887	—	—	5,887
Liabilities
Futures Contracts[1]	5,256	—	—	5,256
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,234,423
Gross Unrealized Appreciation	148,318
Gross Unrealized Depreciation	(1,063,491)
Net Unrealized Appreciation (Depreciation)	(915,173)
E.	During the six months ended April 30, 2022, the fund purchased $2,379,089,000 of investment securities and sold $2,702,536,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $15,000,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	270,504	23,056	803,858	66,785
Issued in Lieu of Cash Distributions	39,639	3,400	61,731	5,132
Redeemed	(533,530)	(46,346)	(666,688)	(55,369)
Net Increase (Decrease)—Investor Shares	(223,387)	(19,890)	198,901	16,548
Admiral Shares
Issued	2,198,964	190,573	4,238,275	351,940
Issued in Lieu of Cash Distributions	246,556	21,160	348,005	28,934
Redeemed	(2,736,285)	(239,939)	(2,223,943)	(184,858)
Net Increase (Decrease)—Admiral Shares	(290,765)	(28,206)	2,362,337	196,016
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
64

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Municipal Bond Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that each fund’s advisory expenses was also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
65

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High-Yield Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
66

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q442 062022

Semiannual Report   |   April 30, 2022
Vanguard Tax-Exempt Bond Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	168
Liquidity Risk Management	170

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$924.50	$0.24
Admiral™ Shares	1,000.00	924.40	0.43
Based on Hypothetical 5% Yearly Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Tax-Exempt Bond Index Fund
Fund Allocation
As of April 30, 2022
New York	23.4%
California	17.9
Texas	9.0
New Jersey	4.9
Illinois	4.6
Massachusetts	4.1
Pennsylvania	3.8
Florida	3.5
Washington	3.4
Maryland	2.2
Virginia	1.8
Connecticut	1.7
Ohio	1.7
Georgia	1.6
District of Columbia	1.4
Colorado	1.3
North Carolina	1.3
Arizona	1.2
Michigan	1.1
Nevada	1.0
Other	9.1
The table reflects the fund’s investments, except for short-term investments.
3

Tax-Exempt Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (95.3%)
Alabama (0.5%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	555	576
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,489
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	915	969
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	2,098
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	795	876
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	290	293
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	165	167
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	170	184
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	500	551
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,250	1,338
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	780	874
Alabama GO	5.000%	8/1/27	245	269
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	390	394
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/22	1,070	1,088
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,510	3,878
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	6,590	7,490
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	7,610	8,771
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	1,580	1,812
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	11,720	12,151
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,175	4,298
4

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	2,550	2,604
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	575	600
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	605	638
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,465	3,651
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,700	1,788
	Auburn University College & University Revenue	5.000%	6/1/28	385	420
	Auburn University College & University Revenue	4.000%	6/1/41	5,220	5,307
	Auburn University College & University Revenue	5.000%	6/1/48	7,560	8,242
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	250	267
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	1,890	2,099
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,380
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,355
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	546
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	273
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	272
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	1,000	1,110
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	285	301
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,387
					82,806
Alaska (0.2%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	180
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/52	9,780	10,690
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	14,525	15,381
	Anchorage AK GO	4.000%	9/1/22	1,500	1,513
					27,764
Arizona (1.1%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,147
	Arizona Board of Regents College & University Revenue	5.000%	7/1/39	4,510	5,167
	Arizona Board of Regents College & University Revenue	5.000%	7/1/40	1,500	1,717
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,095	1,249
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,304
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	1,215	1,381
	Arizona COP, ETM	5.000%	10/1/22	8,000	8,116
	Arizona COP, ETM	5.000%	10/1/24	75	80
	Arizona COP, ETM	5.000%	10/1/25	3,620	3,918
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	295
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	300	316
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,054
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,085
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,499
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	2,954
5

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	11
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	160	161
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	740	744
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	2,900	2,917
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	570	573
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,830	1,841
Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	6,000	4,973
Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	829
Arizona School Facilities Board COP, ETM	5.000%	9/1/23	1,190	1,234
Arizona State University (Arizona State University Projects) COP	5.000%	9/1/23	1,515	1,570
Arizona State University College & University Revenue	5.000%	7/1/42	2,990	3,300
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	390	392
Arizona Transportation Board Government Fuel Sales Tax Revenue	5.000%	7/1/27	2,485	2,618
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	1,100	1,107
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	125	126
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	280	289
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	547
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,324
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	750	791
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	379
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	575	598
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	770
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	1,600	1,698
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	115	122
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	830	841
Maricopa County AZ COP	5.000%	7/1/22	2,900	2,917
Maricopa County Community College District GO	5.000%	7/1/23	100	103
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,201
Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/31	970	1,138
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	2,625	2,904
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	649
Phoenix AZ GO	4.000%	7/1/22	460	462
Phoenix AZ GO	4.000%	7/1/24	2,015	2,086
Phoenix AZ GO	4.000%	7/1/25	2,100	2,170
Phoenix AZ GO	5.000%	7/1/25	9,695	10,444
Phoenix AZ GO	5.000%	7/1/26	650	714
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	6,025	6,820
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,000	4,476
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,645	1,841
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,175	1,182
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	845	891
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	250	264
6

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	1,959
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	2,365	2,433
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,269
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	7,075	7,072
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/45	2,010	2,037
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	190	206
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	1,065	1,204
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,525	2,760
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	4.750%	7/1/24	160	168
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	5.000%	7/1/24	1,810	1,911
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,935	2,033
Phoenix IDA College & University Revenue	5.250%	6/1/34	250	251
Phoenix IDA College & University Revenue	5.000%	6/1/42	10	10
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	105	106
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/23	3,050	3,153
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	285	301
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	830	847
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	270	282
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	3,425	3,576
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	2,500	2,851
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/29	720	722
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/31	2,815	2,823
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,335
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	2,235	2,381
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	21
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	6,775
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	2,420	2,569
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	16,098
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	385	433
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,155
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,111
7

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,109
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,055
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	3,130	3,545
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	142
	University of Arizona College & University Revenue	5.000%	6/1/40	1,000	1,070
					188,072
Arkansas (0.1%)
	Arkansas GO	5.000%	6/15/22	2,500	2,511
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	335	322
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,251
	Springdale School District No. 50 GO	4.000%	6/1/33	395	396
	University of Arkansas College & University Revenue	5.000%	11/1/42	1,140	1,258
	University of Arkansas College & University Revenue	5.000%	4/1/47	5,000	5,623
	University of Arkansas College & University Revenue	5.000%	4/1/52	5,000	5,601
					16,962
California (17.0%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,523
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	315	186
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,405
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	515
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	527
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	421
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	2,065	2,174
[4]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	272
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	94
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	239
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,741
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,095	2,291
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project)	5.000%	10/1/25	4,615	4,992
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	949
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,200	1,530
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	913
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	5,725	6,025
[2]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	54
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,025
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	972
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	1,016
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	9,921
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,150	1,136
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,070	1,664
[2]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	4,019
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	7,500	5,139
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	565	557
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,633
8

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.720%	4/1/24	1,000	991
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	103
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	805	827
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	1,070	1,100
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	10	10
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	55	57
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	2,010	2,066
	Bay Area Toll Authority Highway Revenue, Prere.	5.125%	4/1/23	100	103
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	385	396
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	280	288
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	5,315	5,580
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	3,965	4,207
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	2,300	2,563
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	2,975	3,427
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	68
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	853
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	3,840	3,840
	California Department of Water Resources Water Revenue	5.000%	12/1/22	420	428
	California Department of Water Resources Water Revenue	5.000%	12/1/22	1,615	1,647
	California Department of Water Resources Water Revenue	5.000%	12/1/23	130	136
	California Department of Water Resources Water Revenue	5.000%	12/1/30	1,000	1,170
	California Department of Water Resources Water Revenue	5.000%	12/1/32	1,000	1,163
	California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,489
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	135	144
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,754
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	233
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	4,920
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	650	697
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	157
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,417
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,495	1,808
	California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	4,940	4,802
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	4,410	5,377
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	500	343
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	7,500	9,187
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	120	128
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,054
	California GO	5.000%	5/1/22	105	105
	California GO	5.000%	8/1/22	1,315	1,327
	California GO	5.000%	8/1/22	570	575
9

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/22	100	101
California GO	4.000%	9/1/22	2,900	2,926
California GO	5.000%	9/1/22	200	202
California GO	5.000%	9/1/22	500	506
California GO	5.000%	9/1/22	185	187
California GO	5.000%	9/1/22	100	101
California GO	5.000%	9/1/22	100	101
California GO	5.250%	9/1/22	1,310	1,327
California GO	5.000%	10/1/22	385	391
California GO	5.000%	10/1/22	20	20
California GO	5.000%	10/1/22	5,785	5,870
California GO	5.250%	10/1/22	255	259
California GO	5.000%	11/1/22	2,260	2,299
California GO	5.000%	11/1/22	350	356
California GO	5.000%	12/1/22	1,470	1,499
California GO	5.000%	2/1/23	725	742
California GO	4.000%	3/1/23	225	229
California GO	5.000%	3/1/23	3,125	3,206
California GO	5.000%	4/1/23	1,935	1,989
California GO	5.000%	8/1/23	210	218
California GO	5.000%	8/1/23	125	130
California GO	5.000%	8/1/23	1,015	1,052
California GO	5.000%	8/1/23	755	782
California GO	5.000%	8/1/23	100	104
California GO	5.000%	8/1/23	2,050	2,124
California GO	5.000%	9/1/23	200	202
California GO	5.000%	9/1/23	145	151
California GO	5.000%	9/1/23	1,140	1,183
California GO	5.000%	9/1/23	1,535	1,594
California GO	5.000%	9/1/23	130	135
California GO	5.000%	9/1/23	23,000	23,878
California GO	5.000%	9/1/23	200	208
California GO	4.000%	10/1/23	300	308
California GO	5.000%	10/1/23	360	374
California GO	5.000%	10/1/23	2,485	2,585
California GO	4.000%	11/1/23	205	211
California GO	5.000%	11/1/23	160	167
California GO	5.000%	11/1/23	385	401
California GO	5.000%	11/1/23	150	156
California GO	5.000%	12/1/23	315	329
California GO	5.000%	12/1/23	575	600
California GO	5.000%	12/1/23	1,100	1,148
California GO	5.000%	2/1/24	200	204
California GO	4.000%	3/1/24	175	181
California GO	5.000%	3/1/24	1,645	1,726
California GO	5.000%	3/1/24	260	273
California GO	5.000%	4/1/24	910	957
California GO	5.000%	4/1/24	400	420
California GO	5.000%	4/1/24	1,250	1,314
California GO	5.000%	5/1/24	325	342
California GO	5.000%	8/1/24	5,410	5,720
California GO	5.000%	8/1/24	890	941
California GO	5.000%	8/1/24	400	423
California GO	5.000%	8/1/24	2,000	2,114
California GO	5.000%	8/1/24	15	16
10

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/24	625	661
California GO	5.000%	9/1/24	1,010	1,070
California GO	5.000%	9/1/24	2,975	3,151
California GO	4.000%	10/1/24	1,875	1,943
California GO	5.000%	10/1/24	460	488
California GO	5.000%	10/1/24	7,275	7,720
California GO	5.000%	10/1/24	100	106
California GO	5.000%	11/1/24	150	159
California GO	5.000%	11/1/24	3,140	3,338
California GO	5.000%	12/1/24	1,250	1,301
California GO	5.000%	12/1/24	6,345	6,612
California GO	5.000%	12/1/24	1,000	1,065
California GO	5.500%	2/1/25	150	162
California GO	5.000%	3/1/25	4,045	4,324
California GO	5.000%	3/1/25	600	641
California GO	5.000%	4/1/25	3,005	3,218
California GO	5.000%	4/1/25	2,205	2,361
California GO	5.000%	8/1/25	2,380	2,566
California GO	5.000%	8/1/25	830	895
California GO	5.000%	8/1/25	500	539
California GO	5.000%	8/1/25	265	286
California GO	5.000%	9/1/25	895	966
California GO	5.000%	9/1/25	400	432
California GO	5.000%	9/1/25	6,310	6,814
California GO	5.000%	9/1/25	2,000	2,160
California GO	5.000%	9/1/25	100	108
California GO	5.000%	10/1/25	1,110	1,177
California GO	5.000%	10/1/25	735	779
California GO	5.000%	10/1/25	1,020	1,103
California GO	5.000%	10/1/25	5,000	5,408
California GO	5.000%	10/1/25	25	27
California GO	4.000%	11/1/25	1,240	1,301
California GO	5.000%	11/1/25	250	271
California GO	5.000%	11/1/25	6,595	7,146
California GO	5.000%	11/1/25	7,025	7,612
California GO	5.000%	11/1/25	485	504
California GO	5.000%	12/1/25	6,115	6,636
California GO	5.000%	2/1/26	880	899
California GO	3.000%	3/1/26	2,875	2,920
California GO	4.000%	3/1/26	5,070	5,347
California GO	5.000%	3/1/26	15,465	16,541
California GO	5.000%	3/1/26	980	1,048
California GO	5.000%	4/1/26	2,015	2,202
California GO	5.000%	4/1/26	3,365	3,677
California GO	4.000%	8/1/26	400	424
California GO	5.000%	8/1/26	100	110
California GO	5.000%	8/1/26	15,415	16,948
California GO	5.000%	8/1/26	900	961
California GO	5.000%	8/1/26	1,800	1,941
California GO	5.000%	8/1/26	4,305	4,733
California GO	5.000%	8/1/26	100	110
California GO	5.000%	9/1/26	1,825	2,009
California GO	5.000%	9/1/26	1,580	1,707
California GO	5.000%	9/1/26	60	66
California GO	5.000%	10/1/26	100	103
11

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/26	455	482
	California GO	5.000%	10/1/26	1,500	1,654
	California GO	5.000%	10/1/26	100	106
	California GO	5.000%	10/1/26	1,255	1,384
	California GO	5.000%	11/1/26	2,020	2,231
	California GO	5.000%	11/1/26	3,665	4,048
	California GO	5.000%	11/1/26	100	106
[6]	California GO	5.000%	2/1/27	830	919
	California GO	5.000%	2/1/27	275	281
	California GO	5.000%	3/1/27	1,740	1,859
	California GO	5.000%	3/1/27	3,090	3,301
	California GO	5.000%	4/1/27	3,635	4,034
	California GO	5.000%	4/1/27	1,530	1,698
	California GO	5.000%	8/1/27	510	560
	California GO	5.000%	8/1/27	3,245	3,564
	California GO	5.000%	8/1/27	330	355
	California GO	5.000%	8/1/27	150	160
	California GO	5.000%	8/1/27	6,060	6,760
	California GO	4.000%	9/1/27	100	101
	California GO	5.000%	9/1/27	325	336
	California GO	5.000%	9/1/27	3,130	3,442
	California GO	5.000%	9/1/27	2,175	2,392
	California GO	5.000%	9/1/27	1,070	1,195
	California GO	4.000%	10/1/27	11,175	11,919
	California GO	5.000%	10/1/27	205	210
	California GO	5.000%	10/1/27	170	180
	California GO	5.000%	10/1/27	1,170	1,308
	California GO	5.000%	10/1/27	6,000	6,710
	California GO	5.000%	11/1/27	500	519
	California GO	5.000%	11/1/27	1,565	1,752
	California GO	5.000%	11/1/27	225	252
	California GO	5.000%	11/1/27	3,680	4,120
	California GO	5.000%	12/1/27	3,195	3,581
	California GO	3.000%	3/1/28	4,370	4,423
	California GO	5.000%	3/1/28	500	533
	California GO	5.000%	4/1/28	12,500	14,024
	California GO	5.000%	4/1/28	2,155	2,418
	California GO	5.000%	8/1/28	3,320	3,635
	California GO	5.000%	8/1/28	3,550	3,886
	California GO	5.000%	8/1/28	5,175	5,757
	California GO	5.000%	8/1/28	530	570
	California GO	5.000%	8/1/28	425	473
	California GO	5.000%	8/1/28	7,020	7,912
	California GO	4.000%	9/1/28	125	126
	California GO	4.000%	9/1/28	200	210
	California GO	5.000%	9/1/28	1,050	1,086
	California GO	5.000%	9/1/28	1,550	1,699
	California GO	5.000%	9/1/28	425	458
	California GO	5.000%	10/1/28	1,000	1,057
	California GO	5.000%	10/1/28	930	983
	California GO	5.000%	10/1/28	21,000	23,721
	California GO	5.000%	11/1/28	26,865	30,381
	California GO	5.000%	2/1/29	5,300	5,415
	California GO	5.000%	4/1/29	2,305	2,616
	California GO	5.000%	8/1/29	1,585	1,732
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/29	190	211
California GO	5.000%	8/1/29	655	703
California GO	5.000%	8/1/29	100	109
California GO	5.000%	8/1/29	1,730	1,840
California GO	5.000%	8/1/29	2,755	3,101
California GO	3.000%	9/1/29	105	105
California GO	5.000%	9/1/29	550	602
California GO	5.000%	9/1/29	1,105	1,260
California GO	5.000%	10/1/29	250	264
California GO	5.000%	10/1/29	11,660	13,313
California GO	5.000%	10/1/29	5,000	5,126
California GO	5.000%	10/1/29	8,595	9,338
California GO	5.000%	10/1/29	3,000	3,425
California GO	5.000%	10/1/29	10,000	11,418
California GO	5.000%	11/1/29	2,500	2,594
California GO	5.000%	11/1/29	17,940	20,504
California GO	5.000%	11/1/29	8,300	9,486
California GO	5.000%	11/1/29	400	446
California GO	5.000%	11/1/29	1,330	1,520
California GO	5.000%	12/1/29	100	104
California GO	5.000%	12/1/29	1,600	1,830
California GO	5.000%	3/1/30	160	170
California GO	5.000%	4/1/30	1,085	1,244
California GO	5.000%	4/1/30	1,575	1,806
California GO	5.000%	8/1/30	140	153
California GO	5.000%	8/1/30	12,640	14,003
California GO	5.000%	8/1/30	50	53
California GO	5.000%	8/1/30	1,150	1,232
California GO	5.000%	8/1/30	1,600	1,772
California GO	5.000%	8/1/30	4,200	4,713
California GO	5.000%	9/1/30	2,450	2,673
California GO	5.000%	9/1/30	1,770	1,931
California GO	5.000%	9/1/30	200	215
California GO	5.000%	10/1/30	340	359
California GO	5.000%	10/1/30	7,950	9,081
California GO	5.000%	10/1/30	1,510	1,698
California GO	5.000%	10/1/30	13,755	15,856
California GO	5.000%	11/1/30	720	747
California GO	5.000%	11/1/30	20,250	23,364
California GO	5.000%	12/1/30	950	987
California GO	5.000%	12/1/30	3,235	3,736
California GO	5.000%	2/1/31	50	51
California GO	5.000%	3/1/31	1,010	1,154
California GO	5.000%	4/1/31	3,000	3,478
California GO	5.000%	4/1/31	2,410	2,794
California GO	5.000%	5/1/31	2,220	2,321
California GO	4.000%	8/1/31	1,000	1,046
California GO	5.000%	8/1/31	965	1,014
California GO	5.000%	8/1/31	4,815	5,102
California GO	3.250%	9/1/31	115	116
California GO	4.000%	9/1/31	860	900
California GO	5.000%	9/1/31	2,200	2,393
California GO	5.000%	9/1/31	610	630
California GO	5.000%	10/1/31	340	358
California GO	5.000%	10/1/31	1,785	2,081
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	11/1/31	145	150
	California GO	5.000%	11/1/31	400	443
	California GO	5.000%	11/1/31	500	554
	California GO	5.000%	12/1/31	2,000	2,336
	California GO	5.000%	12/1/31	1,000	1,084
	California GO	5.000%	2/1/32	180	184
	California GO	5.000%	4/1/32	9,130	10,675
	California GO	5.000%	4/1/32	1,150	1,345
	California GO	5.000%	5/1/32	50	52
	California GO	4.000%	8/1/32	250	260
	California GO	5.000%	8/1/32	2,340	2,458
	California GO	5.000%	8/1/32	250	265
	California GO	5.000%	8/1/32	485	518
[1]	California GO	5.250%	8/1/32	9,000	10,664
	California GO	5.250%	8/1/32	1,000	1,077
	California GO	4.000%	9/1/32	485	505
	California GO	4.000%	9/1/32	595	620
	California GO	5.000%	9/1/32	2,460	2,673
	California GO	5.000%	9/1/32	3,260	3,490
	California GO	5.000%	9/1/32	1,000	1,087
	California GO	5.000%	10/1/32	13,675	15,768
	California GO	5.000%	11/1/32	1,475	1,528
	California GO	5.000%	11/1/32	1,285	1,421
	California GO	5.000%	11/1/32	500	553
	California GO	5.000%	2/1/33	510	521
	California GO	5.000%	3/1/33	1,185	1,254
	California GO	5.000%	3/1/33	5,000	5,678
	California GO	5.000%	4/1/33	6,500	6,782
	California GO	5.000%	4/1/33	1,000	1,166
	California GO	5.000%	8/1/33	6,010	6,509
	California GO	5.000%	8/1/33	1,400	1,470
	California GO	5.000%	8/1/33	2,030	2,145
	California GO	5.000%	8/1/33	325	346
	California GO	5.000%	8/1/33	2,285	2,509
	California GO	3.000%	9/1/33	1,170	1,115
	California GO	3.375%	9/1/33	210	207
	California GO	4.000%	9/1/33	500	518
	California GO	4.000%	9/1/33	575	595
	California GO	5.000%	9/1/33	1,000	1,032
	California GO	5.000%	9/1/33	1,355	1,469
	California GO	5.000%	10/1/33	2,430	2,559
	California GO	5.000%	10/1/33	2,720	2,838
	California GO	5.000%	11/1/33	350	401
	California GO	4.000%	8/1/34	420	428
	California GO	5.000%	8/1/34	1,730	1,844
	California GO	5.000%	8/1/34	230	249
	California GO	4.000%	9/1/34	355	366
	California GO	4.000%	9/1/34	250	258
	California GO	5.000%	9/1/34	1,225	1,328
	California GO	5.000%	9/1/34	775	827
	California GO	5.000%	9/1/34	3,185	3,454
	California GO	4.000%	10/1/34	4,205	4,387
	California GO	4.000%	11/1/34	1,855	1,927
	California GO	4.000%	11/1/34	1,820	1,896
	California GO	5.000%	12/1/34	3,570	3,855
14

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	12/1/34	11,625	13,279
California GO	5.000%	3/1/35	14,740	16,669
California GO	5.000%	4/1/35	4,135	4,312
California GO	5.000%	4/1/35	2,160	2,505
California GO	5.000%	8/1/35	965	1,045
California GO	5.000%	8/1/35	1,570	1,647
California GO	4.000%	9/1/35	2,610	2,678
California GO	5.000%	9/1/35	5,275	5,720
California GO	5.000%	9/1/35	1,715	1,860
California GO	5.000%	10/1/35	1,250	1,346
California GO	4.000%	11/1/35	1,100	1,144
California GO	5.000%	11/1/35	1,155	1,272
California GO	3.750%	12/1/35	70	70
California GO	5.000%	12/1/35	6,245	7,120
California GO	4.000%	3/1/36	6,000	6,187
California GO	5.000%	8/1/36	8,565	9,468
California GO	4.000%	9/1/36	2,960	3,030
California GO	4.000%	9/1/36	250	256
California GO	5.000%	9/1/36	145	146
California GO	5.000%	9/1/36	500	542
California GO	4.000%	10/1/36	1,155	1,189
California GO	5.000%	11/1/36	6,600	7,320
California GO	5.000%	11/1/36	4,000	4,550
California GO	5.000%	4/1/37	765	783
California GO	5.000%	4/1/37	14,555	15,165
California GO	5.000%	4/1/37	1,265	1,407
California GO	5.000%	8/1/37	5,595	6,053
California GO	4.000%	9/1/37	365	366
California GO	4.000%	9/1/37	850	867
California GO	5.000%	10/1/37	110	116
California GO	5.000%	11/1/37	18,435	20,412
California GO	5.000%	11/1/37	2,365	2,600
California GO	5.000%	2/1/38	755	770
California GO	5.000%	4/1/38	5,480	6,085
California GO	5.000%	4/1/38	150	156
California GO	4.000%	8/1/38	885	900
California GO	5.000%	10/1/39	2,240	2,354
California GO	5.000%	10/1/39	5,685	6,106
California GO	5.000%	11/1/39	16,480	18,176
California GO	4.000%	11/1/41	700	711
California GO	4.000%	4/1/42	1,000	1,015
California GO	5.000%	4/1/42	4,610	5,031
California GO	5.000%	4/1/42	3,000	3,428
California GO	5.000%	9/1/42	10,650	10,744
California GO	5.000%	2/1/43	2,590	2,642
California GO	5.000%	4/1/43	4,605	4,711
California GO	4.875%	11/1/43	265	273
California GO	5.000%	11/1/43	1,970	2,037
California GO	4.500%	12/1/43	905	929
California GO	5.000%	12/1/43	100	104
California GO	4.000%	10/1/44	220	222
California GO	4.000%	11/1/44	220	222
California GO	5.000%	3/1/45	3,600	3,802
California GO	3.250%	4/1/45	5,000	4,533
California GO	5.000%	8/1/45	1,150	1,223
15

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/45	2,660	2,858
	California GO	4.000%	11/1/45	8,350	8,422
	California GO	4.000%	3/1/46	3,000	3,012
	California GO	5.000%	8/1/46	2,605	2,792
	California GO	3.000%	9/1/46	360	307
	California GO	5.000%	9/1/46	500	537
	California GO	5.000%	4/1/47	2,000	2,260
	California GO	5.000%	10/1/47	6,885	7,338
	California GO	5.000%	11/1/47	16,600	18,037
	California GO	5.000%	10/1/48	9,000	9,792
	California GO	3.000%	10/1/49	1,250	1,049
	California GO	4.000%	11/1/50	11,900	11,952
	California GO	3.000%	4/1/52	5,000	4,155
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	265	268
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	1,630	1,689
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	50	54
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/22	190	191
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	475	491
[7]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,355	1,463
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	122
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	3,025	3,341
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,075	2,358
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,400
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	10,000	10,337
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	792
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/22	400	406
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	300	312
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	105	109
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	223
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	5,577
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	4,040
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	620	672
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,636
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,179
16

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,867
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,391
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	2,000	2,018
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,025	1,040
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	3,000	3,071
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	350	360
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	3,535	3,661
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	715	743
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,229
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	965	1,013
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	2,500	2,639
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,229
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,661
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	1,000	1,070
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	5,465	5,846
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,000	3,225
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	455	491
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	332
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	8,195	8,428
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,478
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	220
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	107
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	242
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	681
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	107
	California State Public Works Board Lease (Abatement) Revenue	4.000%	6/1/28	160	160
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,123
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	116
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,671
17

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	253
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	555
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	5,722
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	138
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,765	5,511
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,303
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,248
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,289
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	650	680
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,714
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	16,682
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	5,250	5,310
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	15,996
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	11,490	11,563
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	500	499
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	947
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	114
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	312
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	155
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	1,010	1,045
[3]	California State Public Works Board Lease (Abatement) Revenue, ETM	5.250%	6/1/22	50	50
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	130	133
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	50	52
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	50	53
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	60	65
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	200	218
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	210	231
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	3,000	2,995
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	5,670	6,317
18

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	5.000%	11/1/46	7,860	8,811
California State University College & University Revenue	5.000%	11/1/22	300	305
California State University College & University Revenue	5.000%	11/1/23	100	104
California State University College & University Revenue	5.000%	11/1/23	100	104
California State University College & University Revenue	5.000%	11/1/25	1,915	2,074
California State University College & University Revenue	5.000%	11/1/26	170	184
California State University College & University Revenue	5.000%	11/1/30	100	108
California State University College & University Revenue	5.000%	11/1/30	6,000	6,441
California State University College & University Revenue	5.000%	11/1/31	7,510	8,049
California State University College & University Revenue	5.000%	11/1/31	295	319
California State University College & University Revenue	5.000%	11/1/32	2,415	2,588
California State University College & University Revenue	4.000%	11/1/34	125	128
California State University College & University Revenue	5.000%	11/1/34	105	115
California State University College & University Revenue	4.000%	11/1/35	2,095	2,140
California State University College & University Revenue	5.000%	11/1/35	375	409
California State University College & University Revenue	5.000%	11/1/36	1,175	1,279
California State University College & University Revenue	4.000%	11/1/37	375	380
California State University College & University Revenue	5.000%	11/1/37	180	192
California State University College & University Revenue	5.000%	11/1/37	110	120
California State University College & University Revenue	4.000%	11/1/38	3,940	3,977
California State University College & University Revenue	5.000%	11/1/38	1,285	1,373
California State University College & University Revenue	5.000%	11/1/41	1,660	1,785
California State University College & University Revenue	5.000%	11/1/42	10,210	11,054
California State University College & University Revenue	5.000%	11/1/43	2,160	2,299
California State University College & University Revenue	5.000%	11/1/43	325	358
California State University College & University Revenue	5.000%	11/1/45	9,305	9,960
California State University College & University Revenue	5.000%	11/1/47	675	727
California State University College & University Revenue	5.000%	11/1/48	2,500	2,726
California State University College & University Revenue	5.000%	11/1/49	4,275	4,698
California State University College & University Revenue PUT	4.000%	11/1/23	350	356
California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,191
California State University College & University Revenue, Prere.	4.000%	11/1/22	1,130	1,144
California State University College & University Revenue, Prere.	4.000%	11/1/22	665	673
California State University College & University Revenue, Prere.	5.000%	11/1/22	3,650	3,712
California State University College & University Revenue, Prere.	5.000%	11/1/22	200	203
California State University College & University Revenue, Prere.	5.000%	11/1/24	5	5
California State University College & University Revenue, Prere.	5.000%	11/1/24	15	16
California State University College & University Revenue, Prere.	5.000%	11/1/24	15	16
California State University College & University Revenue, Prere.	5.000%	11/1/24	690	733
California State University College & University Revenue, Prere.	5.000%	11/1/24	280	297
California State University College & University Revenue, Prere.	5.000%	11/1/24	130	138
California State University College & University Revenue, Prere.	5.000%	11/1/24	890	947
California State University College & University Revenue, Prere.	5.000%	11/1/24	150	160
19

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	106
	California State University College & University Revenue, Prere.	5.000%	11/1/24	635	676
	California State University College & University Revenue, Prere.	5.000%	11/1/24	9,725	10,350
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,959
	California State University College & University Revenue, Prere.	5.000%	11/1/24	40	42
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,192
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,000	4,923
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	428
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	100	106
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,886
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	295
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,023
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	110	112
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,270	1,266
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,808
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,761
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	11,310	11,806
	Clovis Unified School District GO	4.000%	8/1/40	85	86
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	68
	Coast Community College District GO	0.000%	8/1/41	10,210	4,585
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	128
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,133
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,685	2,901
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	417
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	186
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	324
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	3,786
	Cypress School District GO	0.000%	8/1/40	250	117
	Desert Community College District GO	4.000%	8/1/51	4,890	4,846
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,906
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/22	530	532
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	375
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	96
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,876
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	1,280	1,311
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	3,500	3,851
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	160
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	570
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	13,317
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	121
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,407
[1]	East Side Union High School District GO, Prere.	4.000%	8/1/22	50	50
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	159
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,954
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	127
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	138
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	265
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	4,922
[3,7]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,109
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	413
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	1,350	1,284
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	7,845	7,462
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	6,091
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	3,260	3,286
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	182
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	2,755
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	13,790	14,639
	Foster City CA GO	2.250%	8/1/50	1,000	655
	Fremont Union High School District GO	4.000%	8/1/40	725	735
	Fremont Union High School District GO	4.000%	8/1/44	15,000	15,120
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,397
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	420	457
	Fresno Unified School District GO	4.000%	8/1/41	500	505
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	870	891
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	275	285
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	500	501
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	155	160
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	1,240	1,279
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	498
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	475	493
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,503
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,967
[2]	Hayward Unified School District GO	4.000%	8/1/46	2,005	1,974
[2]	Hayward Unified School District GO	4.000%	8/1/48	5,885	5,756
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	6,084
[2]	Hayward Unified School District GO	4.000%	8/1/50	7,520	7,326
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	523
21

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Irvine Unified School District GO	2.250%	9/1/50	2,750	1,801
Kern Community College District GO	3.000%	8/1/46	2,440	2,020
Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,920
Long Beach Community College District GO, Prere.	4.000%	8/1/22	500	503
Long Beach Community College District GO, Prere.	5.000%	8/1/22	100	101
Long Beach Unified School District GO	0.000%	8/1/32	100	67
Long Beach Unified School District GO	4.000%	8/1/45	350	350
Los Angeles CA Community College District GO	5.000%	8/1/22	100	101
Los Angeles CA Community College District GO	5.000%	8/1/23	190	197
Los Angeles CA Community College District GO	5.000%	8/1/23	515	534
Los Angeles CA Community College District GO	5.000%	8/1/24	400	424
Los Angeles CA Community College District GO	5.000%	8/1/36	100	108
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,023
Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,499
Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	15,235
Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,115
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	337
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	223
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,905
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	275	291
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	350	370
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,265
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,230	1,302
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,673
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	905	958
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	725
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	407
Los Angeles CA Unified School District GO	5.000%	7/1/22	795	800
Los Angeles CA Unified School District GO	5.000%	7/1/22	1,000	1,006
Los Angeles CA Unified School District GO	5.000%	7/1/22	1,795	1,806
Los Angeles CA Unified School District GO	5.000%	7/1/22	625	629
Los Angeles CA Unified School District GO	5.000%	7/1/23	795	822
Los Angeles CA Unified School District GO	5.000%	7/1/23	380	393
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,285	1,329
Los Angeles CA Unified School District GO	5.000%	7/1/23	210	217
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/23	150	155
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,744
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,455
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,482
Los Angeles CA Unified School District GO	5.000%	7/1/24	350	369
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	211
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,848
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,128
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,065	1,145
Los Angeles CA Unified School District GO	5.000%	7/1/25	560	602
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,700	1,790
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	156
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,680	8,409
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,737
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,015	4,386
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	289
Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	11,683
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	396
Los Angeles CA Unified School District GO	5.000%	7/1/30	150	164
22

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/30	400	444
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,635
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	934
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,000	977
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,721
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,079
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,194
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,047
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,238
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	4,146
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,262
Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	12,685
Los Angeles CA Unified School District GO	4.000%	7/1/44	13,730	13,784
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	1,004
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	385	386
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	315
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	540	556
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	1,000	1,003
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,452
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,444
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	263
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,480
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,553
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	2,600	2,680
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	390	403
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	255	264
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,085	2,410
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,168
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,095	1,187
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	2,654
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,090	2,391
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	3,942
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	3,037
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	14,214
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	650	739
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,031
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,134
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	205
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,025	1,161
23

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	6,200
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,660	2,898
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,705	5,126
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,815	3,097
Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	6/1/26	2,170	2,377
Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/38	1,065	1,166
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,670	1,689
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,810	7,189
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,500
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	3,910	4,158
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	6,966
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	4,000	3,227
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,700	1,932
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	555	560
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	400	404
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	401
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	142
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,000	3,377
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,045	6,826
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,165
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,665	5,204
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	160	160
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,232
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,155	1,219
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,085
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	570	611
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	3,000	3,295
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,870	6,207
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,750	5,208
24

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	645	707
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	95	97
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,500	8,501
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,815
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,439
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	6,505	7,360
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,605	5,178
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,100	2,389
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,113
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,620
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,000	1,134
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	1,370	1,528
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	5,480	6,016
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	4,433
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	5,000	5,586
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,165	4,630
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	13,030	14,558
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,815	5,428
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	370	372
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	102
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	375	382
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	230
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	230	235
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	105
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	132
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	150	158
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	140	143
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	245	252
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,133
25

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,624
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	11,675	12,015
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	135
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,870	7,068
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,034
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,056
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,637
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,521
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	925	967
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,423
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	264
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,575	1,581
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,035	3,171
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	282
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	7,805
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,072
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,530
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	7,955	7,986
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	3,045	3,179
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	6,085	6,352
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	3,000	3,211
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	1,500	1,631
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	2,580
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,000	7,745
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	1,030	1,110
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	675	679
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	675	678
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,539
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	250	251
26

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	250	251
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,360
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,382
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	165
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,985	6,710
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	6,831
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,678
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	90	91
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	90	90
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	860	865
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	865	869
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,301
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	5,928
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	400	399
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	5,000	5,658
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,445	3,753
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	5,000	4,929
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,155	2,287
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	173
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	632
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	164
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	2,874
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	256
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	890
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	922
Los Angeles Unified School District GO	5.000%	7/1/22	1,275	1,283
Los Angeles Unified School District GO	5.000%	7/1/28	370	404
Los Angeles Unified School District GO	2.625%	7/1/46	2,050	1,533
Los Rios Community College District GO	3.000%	8/1/24	1,250	1,266
Los Rios Community College District GO	3.000%	8/1/25	1,500	1,525
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,000	2,153
27

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	190
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/28	100	107
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,555
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,116
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,320	8,321
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	252
	Mount San Antonio Community College District GO	4.000%	8/1/49	7,500	7,417
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	146
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	3,010	2,995
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	215
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	314
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	194
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	235
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	377
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	543
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	267
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,057
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	128
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	6,685	6,622
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	590	638
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/51	4,750	4,620
	Orange County Water District COP	2.000%	8/15/23	500	500
[4]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	91
	Pasadena Area Community College District COP	4.000%	8/1/51	13,780	13,539
	Pasadena Unified School District GO	5.000%	8/1/26	10	11
	Peralta Community College District GO	4.000%	8/1/39	350	353
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	154
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,480	7,364
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	393
	Poway Unified School District GO	0.000%	8/1/32	130	91
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,438
	Poway Unified School District GO	0.000%	8/1/46	7,250	2,481
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	565	582
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,161
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	339
	Riverside Community College District GO, Prere.	5.000%	8/1/24	205	217
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	30	32
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	2,625	2,593
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,575	2,534
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	555	544
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,037
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	962
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	855	813
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,500	4,803
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,065	4,200
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	564
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	441
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	646
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	410
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,483
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	562
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	2,787
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	175
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,337
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	5,434
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	1,945
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,000	7,479
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	1,060	1,146
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	160	179
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,125	2,159
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,039
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	155	164
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,616
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,451
	San Diego CA Unified School District GO	5.000%	7/1/22	27,125	27,287
	San Diego CA Unified School District GO	5.000%	7/1/26	150	162
	San Diego CA Unified School District GO	5.000%	7/1/28	100	107
	San Diego CA Unified School District GO	4.000%	7/1/29	100	104
	San Diego CA Unified School District GO	0.000%	7/1/31	170	125
	San Diego CA Unified School District GO	4.000%	7/1/32	500	518
	San Diego CA Unified School District GO	4.000%	7/1/33	250	258
	San Diego CA Unified School District GO	0.000%	7/1/35	295	178
	San Diego CA Unified School District GO	0.000%	7/1/35	775	479
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,181
	San Diego CA Unified School District GO	0.000%	7/1/36	340	201
	San Diego CA Unified School District GO	0.000%	7/1/36	895	529
	San Diego CA Unified School District GO	0.000%	7/1/37	375	212
	San Diego CA Unified School District GO	0.000%	7/1/38	170	92
	San Diego CA Unified School District GO	0.000%	7/1/39	100	51
	San Diego CA Unified School District GO	5.000%	7/1/40	1,050	1,114
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	6,747
	San Diego CA Unified School District GO	3.125%	7/1/42	2,125	1,909
29

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	499
	San Diego CA Unified School District GO	0.000%	7/1/45	775	297
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,266
	San Diego CA Unified School District GO	4.000%	7/1/45	545	545
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,155
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,086
	San Diego CA Unified School District GO	4.000%	7/1/47	9,765	9,733
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	8,479
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	3,469
	San Diego CA Unified School District GO	0.000%	7/1/49	735	234
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	4,120
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	184
[4]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,495	1,106
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	250	226
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,077
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	1,115	1,153
	San Diego Community College District GO	5.000%	8/1/27	100	110
	San Diego Community College District GO	5.000%	8/1/28	100	110
	San Diego Community College District GO, Prere.	5.000%	8/1/22	100	101
	San Diego Community College District GO, Prere.	5.000%	8/1/22	120	121
	San Diego Community College District GO, Prere.	5.000%	8/1/23	1,290	1,336
	San Diego Community College District GO, Prere.	4.000%	8/1/26	225	239
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,310	1,445
	San Diego Community College District GO, Prere.	5.000%	8/1/26	100	110
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,735	1,858
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,324
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	253
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	5,000	4,953
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/46	5,000	5,476
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,645	1,746
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,578
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,451
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	7,100	6,995
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	6,000	6,518
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/23	125	129
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	550	558
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	20,385	21,748
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	486
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	604
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	2,000	2,273
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	5,500	6,196
[8]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	6,000	6,764
[8]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	6,000	6,732
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22	470	471
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	416
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	106
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	219
	San Diego Unified School District GO	5.000%	7/1/22	985	991
	San Diego Unified School District GO	5.000%	7/1/23	36,180	37,411
	San Diego Unified School District GO	5.000%	7/1/23	30,400	31,434
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	235
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	517
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	1,500	1,540
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,048
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,707
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	375	408
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	3,700	3,063
	San Francisco CA City & County COP	5.000%	4/1/28	500	540
	San Francisco CA City & County COP	4.000%	4/1/45	405	405
[8]	San Francisco CA City & County GO	5.000%	6/15/26	1,130	1,241
[8]	San Francisco CA City & County GO	5.000%	6/15/27	1,000	1,119
[8]	San Francisco CA City & County GO	5.000%	6/15/28	1,250	1,418
[8]	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,151
[8]	San Francisco CA City & County GO	5.000%	6/15/30	3,065	3,575
[8]	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,515
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	250	254
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	750	823
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	330	361
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	7,141
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	530	582
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,393
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	102
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	127
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	3,000	3,336
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	520	520
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	100	100
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	750	750
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	6,145	6,540
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	482
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	160	167
31

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,267
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	870	870
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	570
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	130	133
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	2,690	2,864
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,100	4,380
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	1,832
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	20,000	18,489
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	135
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,400	2,402
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	275	274
	San Francisco Community College District GO	4.000%	6/15/45	550	547
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	9,827
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	190
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,000	1,044
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,870	5,071
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	192
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	106
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	85
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,756
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	8,435	8,778
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	715	737
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	171
	San Marcos Unified School District GO	0.000%	8/1/32	150	105
	San Marcos Unified School District GO	0.000%	8/1/51	100	28
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	5,562
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,115
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	4,000	3,313
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	2,963
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo Union High School District GO	4.000%	9/1/34	800	823
[1]	Sanger Unified School District COP	5.000%	6/1/49	1,000	1,062
[1]	Sanger Unified School District COP	5.000%	6/1/52	1,000	1,021
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	111
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	264
	Santa Clara County CA GO	3.250%	8/1/39	645	619
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,153
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	177
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,500	2,496
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	311
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,335
	Southwestern Community College District GO	0.000%	8/1/46	320	110
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,497
	State of California Department of Water Resources Water Revenue	5.000%	12/1/24	125	133
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	6,500	6,429
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	125
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,195
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	36
	University of California College & University Revenue	5.000%	5/15/22	660	661
	University of California College & University Revenue	5.000%	5/15/22	800	801
	University of California College & University Revenue	5.000%	5/15/23	725	747
	University of California College & University Revenue	5.000%	5/15/24	255	255
	University of California College & University Revenue	5.000%	5/15/25	380	408
	University of California College & University Revenue	5.000%	5/15/25	15	16
	University of California College & University Revenue	5.000%	5/15/25	90	90
	University of California College & University Revenue	5.000%	5/15/27	110	118
	University of California College & University Revenue	5.000%	5/15/28	100	107
	University of California College & University Revenue	4.000%	5/15/29	100	100
	University of California College & University Revenue	5.000%	5/15/29	875	900
	University of California College & University Revenue	5.000%	5/15/29	670	715
	University of California College & University Revenue	4.000%	5/15/32	12,420	12,538
	University of California College & University Revenue	5.000%	5/15/32	1,610	1,655
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,064
	University of California College & University Revenue	5.000%	5/15/32	2,500	2,929
	University of California College & University Revenue	5.000%	5/15/33	700	720
	University of California College & University Revenue	5.000%	5/15/33	1,650	1,841
	University of California College & University Revenue	5.000%	5/15/34	4,675	4,805
	University of California College & University Revenue	5.000%	5/15/35	205	221
	University of California College & University Revenue	4.000%	5/15/36	875	892
	University of California College & University Revenue	5.000%	5/15/36	1,525	1,667
	University of California College & University Revenue	5.000%	5/15/36	4,600	5,020
	University of California College & University Revenue	5.000%	5/15/37	1,130	1,131
	University of California College & University Revenue	5.000%	5/15/38	800	822
	University of California College & University Revenue	5.000%	5/15/39	355	365
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,151
	University of California College & University Revenue	4.000%	5/15/40	2,500	2,542
	University of California College & University Revenue	5.000%	5/15/40	1,150	1,218
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,189
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,122
	University of California College & University Revenue	5.000%	5/15/42	11,650	12,635
	University of California College & University Revenue	5.000%	5/15/42	910	911
33

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,120
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,142
	University of California College & University Revenue	5.000%	5/15/43	11,310	12,454
	University of California College & University Revenue	4.000%	5/15/46	2,450	2,423
	University of California College & University Revenue	5.000%	5/15/46	5,715	6,114
	University of California College & University Revenue	4.000%	5/15/47	560	552
	University of California College & University Revenue	4.000%	5/15/47	2,000	1,984
	University of California College & University Revenue	5.000%	5/15/47	2,780	2,995
	University of California College & University Revenue	5.000%	5/15/47	475	515
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,472
	University of California College & University Revenue	4.000%	5/15/48	7,405	7,278
	University of California College & University Revenue	5.000%	5/15/48	3,955	4,327
	University of California College & University Revenue	5.000%	5/15/48	4,255	4,588
	University of California College & University Revenue	2.500%	5/15/50	3,000	2,098
	University of California College & University Revenue	4.000%	5/15/51	10,000	9,843
	University of California College & University Revenue	4.000%	5/15/51	2,095	2,048
	University of California College & University Revenue	5.000%	5/15/52	10,000	10,740
	University of California College & University Revenue	5.000%	5/15/58	3,650	3,929
	University of California College & University Revenue	5.250%	5/15/58	725	803
	University of California College & University Revenue PUT	5.000%	5/15/23	1,430	1,471
	University of California College & University Revenue, Prere.	5.000%	5/15/22	115	115
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,515	1,517
	University of California College & University Revenue, Prere.	5.000%	5/15/22	5	5
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	535
	Upland Unified School District GO	0.000%	8/1/50	100	31
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,626
[1]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,030
[1]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,395
[1]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,689
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	11/1/22	115	116
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,255	1,276
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	810	824
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	160	173
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,777
	Vista Unified School District GO, Prere.	5.000%	8/1/22	200	202
[3]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	624
	West Contra Costa Unified School District GO, Prere.	5.125%	8/1/23	1,200	1,243
	Westside Union School District GO	0.000%	8/1/40	355	161
	Westside Union School District GO	0.000%	8/1/45	265	95
	William S Hart Union High School District GO	0.000%	8/1/33	850	570
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	898
	William S Hart Union High School District GO, Prere.	3.875%	8/1/23	130	133
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	375	384
[4]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	959
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	155	167
					2,832,532
Colorado (1.3%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	2,395	2,639
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	9,319
	Adams 12 Five Star Schools GO	5.000%	12/15/32	3,050	3,357
34

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Adams 12 Five Star Schools GO	5.000%	12/15/35	300	330
Adams County CO COP	4.000%	12/1/45	280	283
Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,334
Aurora CO Water Revenue, Prere.	5.000%	8/1/26	890	977
Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,865
Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	1,006
Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	187
Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	75
Colorado COP	5.000%	12/15/30	1,040	1,169
Colorado COP	5.000%	12/15/31	3,220	3,705
Colorado COP	5.000%	3/15/32	55	60
Colorado COP	4.000%	12/15/34	75	78
Colorado COP	4.000%	12/15/35	5,805	6,043
Colorado COP	4.000%	12/15/35	6,025	6,296
Colorado COP	4.000%	12/15/36	3,205	3,306
Colorado COP	4.000%	12/15/37	310	322
Colorado COP	4.000%	12/15/38	840	871
Colorado COP	5.250%	3/15/42	945	1,039
Colorado COP	4.000%	3/15/45	5,255	5,278
Colorado COP	4.000%	3/15/46	6,000	6,017
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	808
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	230	235
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	450
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	2,500	2,583
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	2,500	2,583
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/25	100	108
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	711
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	630
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	657
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	762
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	836
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	581
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	580
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	579
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	579
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	52
Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,037
Denver City & County School District No. 1 GO	4.000%	12/1/26	1,955	2,059
Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,042
Denver City & County School District No. 1 GO	5.000%	12/1/32	4,000	4,623
Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,568
Denver City & County School District No. 1 GO	4.000%	12/1/41	200	207
Denver City & County School District No. 1 GO	5.000%	12/1/45	5,000	5,718
Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	15	15
Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	400	408
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,305
35

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	320	344
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	110	111
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,668
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	205	209
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	150	153
	Denver CO City & County GO	5.000%	8/1/27	3,350	3,749
	Denver CO City & County GO	5.000%	8/1/28	3,425	3,889
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,200
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,125
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,738
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,658
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,320
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,262
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,266
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	2,500	2,515
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/42	5,000	5,355
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	577
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	9,745	9,872
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	78
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,387
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	599
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	148
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	145
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	175
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,816
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	293
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,918
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.538%	9/1/24	600	588
[3]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	987
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,214
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	104
[1]	Johnstown CO Wastewater Sewer Revenue	4.000%	12/1/51	2,750	2,811
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,010	1,152
	Parker Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,237
	Platte River Power Authority Electric Power & Light Revenue, Prere.	5.000%	6/1/22	5,000	5,015
	Regional Transportation District COP	4.375%	6/1/39	1,400	1,422
	Regional Transportation District COP	5.000%	6/1/39	11,940	12,231
	Regional Transportation District COP	4.000%	6/1/40	415	425
	Regional Transportation District COP	4.500%	6/1/44	4,375	4,445
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	158
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	105	116
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	158
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	74
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	90	101
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,515	2,865
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	195	225
36

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	731
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	4,555	4,894
Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	2,500	2,542
Regional Transportation District Sales Tax Revenue, Prere.	5.000%	11/1/22	800	814
University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,103
University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	129
University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	174
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	250	269
Weld County CO School District No. 6 Greeley GO	5.000%	12/1/44	10,000	11,129
Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	5,141
				212,096
Connecticut (1.6%)
Connecticut GO	3.000%	6/1/22	3,500	3,505
Connecticut GO	5.000%	6/1/22	1,265	1,269
Connecticut GO	5.000%	6/15/22	3,250	3,264
Connecticut GO	5.000%	7/15/22	1,000	1,007
Connecticut GO	5.000%	9/15/22	355	360
Connecticut GO	5.000%	10/15/22	170	173
Connecticut GO	5.000%	10/15/22	180	183
Connecticut GO	5.000%	11/15/22	135	137
Connecticut GO	5.000%	3/15/23	2,000	2,054
Connecticut GO	5.000%	6/1/23	355	356
Connecticut GO	5.000%	7/15/23	250	259
Connecticut GO	5.000%	10/15/23	650	677
Connecticut GO	5.000%	11/15/23	2,090	2,180
Connecticut GO	5.000%	3/15/24	410	431
Connecticut GO	5.000%	4/15/24	1,080	1,136
Connecticut GO	5.000%	5/15/24	100	105
Connecticut GO	5.000%	6/1/24	2,040	2,045
Connecticut GO	4.000%	6/15/24	220	227
Connecticut GO	5.000%	7/15/24	250	264
Connecticut GO	5.000%	8/15/24	1,050	1,085
Connecticut GO	5.000%	10/15/24	120	124
Connecticut GO	5.000%	5/15/25	1,110	1,189
Connecticut GO	5.000%	6/15/25	820	880
Connecticut GO	5.000%	10/15/25	5,160	5,572
Connecticut GO	5.000%	10/15/25	155	161
Connecticut GO	5.000%	11/15/25	650	703
Connecticut GO	5.000%	5/15/26	980	1,069
Connecticut GO	5.000%	6/15/26	1,660	1,779
Connecticut GO	5.000%	10/15/26	725	796
Connecticut GO	5.000%	10/15/26	2,425	2,514
Connecticut GO	5.000%	11/15/26	1,400	1,512
Connecticut GO	5.000%	1/15/27	2,145	2,363
Connecticut GO	5.000%	4/15/27	2,755	3,048
Connecticut GO	5.000%	4/15/27	2,000	2,212
Connecticut GO	5.000%	5/15/27	520	566
Connecticut GO	5.000%	6/15/27	850	909
Connecticut GO	5.000%	8/15/27	500	546
Connecticut GO	5.000%	10/15/27	220	228
Connecticut GO	5.000%	11/15/27	1,895	2,041
Connecticut GO	4.000%	1/15/28	485	515
37

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	4/15/28	1,000	1,119
Connecticut GO	4.000%	9/15/28	265	267
Connecticut GO	5.000%	11/15/28	470	505
Connecticut GO	4.000%	1/15/29	1,015	1,084
Connecticut GO	5.000%	4/15/29	300	330
Connecticut GO	5.000%	6/15/29	1,300	1,386
Connecticut GO	4.000%	1/15/30	960	1,028
Connecticut GO	4.000%	1/15/31	7,000	7,493
Connecticut GO	4.000%	1/15/31	1,325	1,418
Connecticut GO	5.000%	9/15/31	210	212
Connecticut GO	3.000%	1/15/32	8,575	8,289
Connecticut GO	4.000%	1/15/32	725	773
Connecticut GO	5.000%	4/15/32	175	191
Connecticut GO	5.000%	11/15/32	125	134
Connecticut GO	3.000%	1/15/33	1,210	1,147
Connecticut GO	4.000%	1/15/33	3,000	3,164
Connecticut GO	5.000%	4/15/33	100	109
Connecticut GO	5.000%	10/15/33	2,800	3,030
Connecticut GO	3.000%	1/15/34	2,100	1,961
Connecticut GO	4.000%	1/15/34	2,075	2,166
Connecticut GO	4.000%	6/15/34	3,000	3,085
Connecticut GO	5.000%	10/15/34	100	108
Connecticut GO	5.000%	11/15/34	1,000	1,066
Connecticut GO	3.000%	1/15/36	5,595	5,088
Connecticut GO	4.000%	1/15/36	3,690	3,804
Connecticut GO	4.000%	6/1/36	1,250	1,293
Connecticut GO	4.000%	1/15/37	3,805	3,906
Connecticut GO	4.000%	1/15/38	300	309
Connecticut GO	4.000%	1/15/39	1,000	1,023
Connecticut GO	3.000%	1/15/40	2,750	2,393
Connecticut GO	2.000%	1/15/41	1,835	1,234
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/22	100	101
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	170	172
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	60	61
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	248
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	104
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,445	1,507
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	280
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	306
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,526
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	535
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	275	296
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,056
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,710	3,996
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	4,880
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	205	220
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	543
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,244
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	205	212
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,005	1,107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,000	2,214
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	1,380	1,480
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,638
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	1,880
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,376
38

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	320	342
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	885	964
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	402
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,335	3,780
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,170	2,460
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	158
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	6,671
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	181
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	2,058
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	155	168
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	233
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	436
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	475	505
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	140	149
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	7,064
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	12,597
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,000	3,420
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	100	106
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,438
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	6,875
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,590	3,807
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	119
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	670	767
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/36	7,545	8,595
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,175	1,314
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	1,290	1,328
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	1,500	1,638
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	5,000	5,131
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	750	837
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	425
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,570	1,610
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	440
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	556
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	3,725	3,813
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	7,645	8,546
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,150	2,415
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,698
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,617
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	500	503
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	2,800	2,779
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,813
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,039
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	2,250	2,513
University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,275
University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,069
University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,324
				269,519
39

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	2,835	2,931
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,077
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	107
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	1,800	2,098
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	1,450	1,529
New Castle County DE GO, Prere.	5.000%	10/1/25	1,875	2,033
University of Delaware College & University Revenue	5.000%	11/1/40	500	583
University of Delaware College & University Revenue	5.000%	11/1/41	755	878
University of Delaware College & University Revenue	5.000%	11/1/42	750	874
University of Delaware College & University Revenue	5.000%	11/1/43	485	565
University of Delaware College & University Revenue	5.000%	11/1/44	465	542
University of Delaware College & University Revenue	5.000%	11/1/45	500	582
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	2,500	2,572
				18,371
District of Columbia (1.3%)
District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,514
District of Columbia College & University Revenue	5.000%	4/1/34	270	288
District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,500	1,571
District of Columbia GO	5.000%	6/1/22	110	110
District of Columbia GO	5.000%	6/1/23	875	902
District of Columbia GO	5.000%	6/1/24	155	160
District of Columbia GO	5.000%	6/1/24	250	263
District of Columbia GO	5.000%	6/1/25	4,620	4,757
District of Columbia GO	5.000%	10/15/25	2,325	2,516
District of Columbia GO	5.000%	6/1/27	235	242
District of Columbia GO	5.000%	10/15/29	205	235
District of Columbia GO	5.000%	6/1/30	545	560
District of Columbia GO	5.000%	10/15/30	190	217
District of Columbia GO	5.000%	6/1/31	8,965	9,412
District of Columbia GO	5.000%	6/1/33	7,095	7,441
District of Columbia GO	4.000%	6/1/34	2,490	2,588
District of Columbia GO	5.000%	6/1/34	2,470	2,692
District of Columbia GO	5.000%	6/1/35	1,635	1,710
District of Columbia GO	4.000%	6/1/36	555	576
District of Columbia GO	5.000%	6/1/36	405	430
District of Columbia GO	5.000%	6/1/36	3,000	3,264
District of Columbia GO	4.000%	6/1/37	875	907
District of Columbia GO	5.000%	6/1/37	2,240	2,435
District of Columbia GO	5.000%	6/1/38	865	903
District of Columbia GO	4.000%	6/1/41	180	184
District of Columbia GO	5.000%	6/1/41	1,255	1,352
District of Columbia GO	5.000%	6/1/41	3,265	3,546
District of Columbia GO	5.000%	6/1/43	3,250	3,579
District of Columbia GO	5.000%	10/15/44	1,000	1,113
District of Columbia Income Tax Revenue	5.000%	10/1/22	370	376
District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,414
District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	9,146
District of Columbia Income Tax Revenue	5.000%	10/1/27	355	398
District of Columbia Income Tax Revenue	5.000%	12/1/27	4,550	4,623
District of Columbia Income Tax Revenue	5.000%	10/1/28	1,095	1,244
District of Columbia Income Tax Revenue	5.000%	3/1/29	140	160
District of Columbia Income Tax Revenue	5.000%	10/1/29	765	880
District of Columbia Income Tax Revenue	5.000%	10/1/30	5,045	5,857
District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,491
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	3/1/35	105	118
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,345	1,517
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,166
	District of Columbia Income Tax Revenue	4.000%	12/1/37	100	101
	District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,490
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	9,003
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	6,171
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,735	5,261
	District of Columbia Income Tax Revenue	4.000%	3/1/45	2,000	2,040
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	485	500
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	7,500	7,648
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	2,285	2,301
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,960	2,126
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	7,060	7,340
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	500	520
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	358
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	126
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,179
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	760
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	247
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	42
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	458
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	1,004
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	2,721
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	16,396
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	802
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	20,000	19,687
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,749
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	3,936
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	3,826
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	1,570	1,823
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	7,430	8,532
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	115	130
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	3,400	3,456
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/46	10,000	10,160
					215,750
Florida (3.4%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	490
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	4,685	4,753
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	450	456
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	521
	Broward County FL School District COP	5.000%	7/1/22	2,670	2,685
	Broward County FL School District COP	5.000%	7/1/23	2,855	2,947
	Broward County FL School District COP	5.000%	7/1/23	250	258
	Broward County FL School District COP	5.000%	7/1/24	195	206
	Broward County FL School District COP	5.000%	7/1/25	450	483
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,316
	Broward County FL School District COP	5.000%	7/1/27	105	117
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,677
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	5,500	5,605
	Broward County FL Water & Sewer Utility Water Revenue, Prere.	5.000%	10/1/22	465	472
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	3,984
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,700
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	100	109
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,730	9,775
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,180	1,232
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,582
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	5,555
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	3,465
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	331
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	10,121
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	303
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,785	4,329
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	513
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,599
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	146
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	711
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,073
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	2,250	2,325
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,020	1,040
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,505	1,542
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,435
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,038
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	1,902
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,220	2,427
	Ciy of Jacksonville Sales Tax Revenue	5.000%	10/1/24	1,350	1,367
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,734
	Florida Department of Management Services COP	5.000%	11/1/27	1,815	2,013
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,807
	Florida GO	5.000%	6/1/22	1,400	1,404
	Florida GO	5.000%	6/1/22	3,695	3,706
	Florida GO	5.000%	6/1/23	1,360	1,403
	Florida GO	5.000%	6/1/23	150	155
42

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida GO	5.000%	6/1/23	150	155
Florida GO	5.000%	6/1/24	145	145
Florida GO	5.000%	6/1/25	300	301
Florida GO	5.000%	6/1/26	315	346
Florida GO	4.000%	7/1/30	730	766
Florida GO	5.000%	6/1/33	17,500	20,965
Florida GO	4.000%	7/1/43	1,225	1,256
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	590
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	4,716
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	4,055	3,097
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	3,770
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,930
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	3,693
Florida Lottery Revenue	5.000%	7/1/24	1,355	1,429
Florida Lottery Revenue	5.000%	7/1/25	1,920	2,067
Florida Lottery Revenue	5.000%	7/1/26	1,660	1,822
Florida Lottery Revenue	5.000%	7/1/28	1,465	1,658
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	325	330
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	686
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	247
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	805	882
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	305	333
Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,395
Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	408
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	43
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,527
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	11
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,958
Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	535	567
Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	401
Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	1,415	1,424
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	828
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	574
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	543
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	355
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,177
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,250	1,385
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,500
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,114
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,269
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	31
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	385	390
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	625	634
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	452
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	360	370
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	10
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	7,660
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	3,737
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	2,016
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	3,000	3,022
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	9,044
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	280
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	243
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,257
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	105
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	335	349
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	233
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	375	375
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	1,780	1,851
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	191
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,070	3,220
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	735	773
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	100	105
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	2,080	2,185
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	886
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,497
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	270
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	275
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,988
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	2,500	2,586
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	765	816
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	960	1,042
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,477
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	974
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,831
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	15	17
	Miami-Dade County FL GO	5.000%	7/1/27	3,355	3,731
	Miami-Dade County FL GO	5.000%	7/1/33	5,060	5,463
	Miami-Dade County FL GO	4.000%	7/1/35	110	113
	Miami-Dade County FL GO	5.000%	7/1/37	1,325	1,428
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	4.000%	10/1/22	155	157
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,935	5,006
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	5,000	5,072
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	3,570	3,622
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	5,450	5,529
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,450	1,471
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	170	172
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	35	36
[2]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	25	25
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	2,140	2,330
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,214
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	715	910
[9]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	127
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	371
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	545
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	12,693
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,572
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	4.000%	7/1/22	190	191
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	785	790
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	3,380	3,400
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	120	122
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,255	1,304
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	1,480	1,593
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	3,970	4,265
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,345	1,436
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	1,805
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	4,362
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	2,125	2,180
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	1,894
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,203
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,028
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	3,410
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	6,515	6,496
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	27,525	27,400
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/22	1,830	1,856
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	4,000	4,158
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	250	260
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	261
[1]	Miami-Dade County FL Water Revenue	5.250%	10/1/22	100	102
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,112
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,965	4,045
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,896
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	3,971
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,394
	Miami-Dade County School Board COP	5.000%	2/1/25	220	234
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,962
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,188
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,421
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,641
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,456
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,460	8,853
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,379
45

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,234
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	273
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/22	405	410
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	78
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,332
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,144
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,218
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	358
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	209
	Orange County School Board COP	5.000%	8/1/32	3,600	4,196
	Orange County School Board COP	5.000%	8/1/33	1,360	1,462
	Orange County School Board COP	5.000%	8/1/34	1,500	1,613
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,680	1,815
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	216
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	310	326
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	2,865	3,011
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	211
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	603
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	26
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,082
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	465	468
[1]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	490	493
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	425	439
[4]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	48
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	647
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/22	250	248
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	610
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	156
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	274
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	659
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,181
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	495
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	301
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	173
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	945	1,005
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	1,500	429
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	885
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	300	317
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	1,338
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	736
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	400	380
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	451
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	1,315	466
46

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	516
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	826
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	3,250	981
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,235
	Palm Beach County School District COP	5.000%	8/1/26	275	295
	Palm Beach County School District COP	5.000%	8/1/27	815	898
	Palm Beach County School District COP	5.000%	8/1/27	520	556
	Palm Beach County School District COP	5.000%	8/1/28	220	245
	Palm Beach County School District COP	5.000%	8/1/31	150	159
	Palm Beach County School District COP	5.000%	8/1/33	3,975	4,428
	Palm Beach County School District COP	5.000%	8/1/34	3,900	4,333
	Palm Beach FL Water & Sewer Revenue County Water Revenue, Prere.	5.000%	10/1/23	250	260
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,364
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,147
[2]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	6,748
	Port St. Lucie FL	3.250%	7/1/45	105	93
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,565	1,613
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	915
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,685	1,793
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,637
	School Board of Miami-Dade County GO, Prere.	5.000%	3/15/23	2,465	2,529
	School District of Broward County COP	5.000%	7/1/30	310	358
	South Florida Water Management District COP	5.000%	10/1/33	420	454
	South Florida Water Management District COP	5.000%	10/1/35	75	81
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	700	738
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	1,000	1,054
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	3,368
	Tampa FL College & University Revenue	5.000%	4/1/45	2,175	2,362
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	701
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	276
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,838
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,345
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	3,710	4,042
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,100
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	7,955	8,002
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	14,710	14,798
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,049
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	545
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	4,020	4,452
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	7,500	8,169
					560,641
Georgia (1.5%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,500	3,521
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	5,000	5,353
47

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,845
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	307
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	16,523
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,848
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,097
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,841
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	165
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	178
[3]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	515	568
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	290
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	231
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,466
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,070
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	8,815	9,396
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	312
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,728
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,270	2,436
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	279
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,775	2,978
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,415
	Georgia GO	5.000%	7/1/22	1,000	1,006
	Georgia GO	5.000%	8/1/22	265	267
	Georgia GO	4.000%	10/1/22	5,295	5,352
	Georgia GO	4.500%	11/1/22	210	211
	Georgia GO	5.000%	1/1/23	1,175	1,201
	Georgia GO	5.000%	7/1/23	2,000	2,070
	Georgia GO	5.000%	7/1/23	220	228
	Georgia GO	5.000%	8/1/23	7,000	7,260
	Georgia GO	4.000%	10/1/23	100	101
	Georgia GO	5.000%	12/1/23	200	209
	Georgia GO	4.000%	1/1/25	1,195	1,245
	Georgia GO	5.000%	1/1/25	375	382
	Georgia GO	5.000%	1/1/25	3,970	4,242
	Georgia GO	5.000%	2/1/25	2,350	2,516
	Georgia GO	5.000%	2/1/25	1,290	1,350
	Georgia GO	4.000%	7/1/25	865	907
	Georgia GO	5.000%	8/1/25	200	216
	Georgia GO	5.000%	12/1/25	280	305
	Georgia GO	5.000%	2/1/26	3,600	3,936
	Georgia GO	5.000%	7/1/26	2,750	3,028
	Georgia GO	5.000%	8/1/26	1,235	1,362
	Georgia GO	5.000%	12/1/26	3,350	3,722
	Georgia GO	5.000%	2/1/27	5,065	5,528
	Georgia GO	5.000%	2/1/27	2,825	2,951
	Georgia GO	5.000%	2/1/27	1,055	1,176
	Georgia GO	5.000%	7/1/27	240	241
	Georgia GO	5.000%	7/1/27	1,990	2,234
	Georgia GO	5.000%	7/1/27	1,985	2,228
	Georgia GO	5.000%	2/1/28	190	207
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	2/1/28	2,640	2,933
	Georgia GO	5.000%	2/1/28	10	11
	Georgia GO	5.000%	7/1/28	200	222
	Georgia GO	5.000%	2/1/29	470	511
	Georgia GO	5.000%	2/1/30	5,000	5,431
	Georgia GO	5.000%	2/1/30	525	580
	Georgia GO	5.000%	7/1/30	5,645	6,503
	Georgia GO	5.000%	7/1/30	2,055	2,287
	Georgia GO	5.000%	7/1/31	2,000	2,298
	Georgia GO	5.000%	7/1/32	1,465	1,653
	Georgia GO	5.000%	8/1/32	7,000	8,142
	Georgia GO	4.000%	7/1/34	3,325	3,497
[3]	Georgia Local Government COP	4.750%	6/1/28	83	87
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,447
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,474
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	635
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,085	1,164
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	992
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,317
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,066
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	931
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,050
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,292
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,191
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,995	4,313
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,080
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	3,000	2,139
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,074
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,410
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,707
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	4,000	4,538
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,645	4,181
	Gwinnett County School District GO	5.000%	8/1/22	1,150	1,160
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,126
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	3,950	4,500
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/22	1,200	1,204
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,100	2,216
49

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,277
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	355	384
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	5,291
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	750	726
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	108
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/45	9,806	9,897
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	140	150
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	4.000%	7/1/22	60	60
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	83
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	375	404
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,850	2,105
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	6,750	7,753
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	1,500	1,514
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	1,865	1,880
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	9,715	10,036
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	2,280
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,335	1,427
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,320
Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	575	603
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	200
				253,388
Guam (0.0%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	1,245	1,291
Hawaii (0.5%)
Hawaii GO	5.000%	11/1/22	170	173
Hawaii GO	5.000%	8/1/23	1,035	1,072
Hawaii GO	5.000%	10/1/23	930	967
Hawaii GO	5.000%	10/1/23	2,090	2,172
Hawaii GO	5.000%	8/1/24	265	280
Hawaii GO	5.000%	10/1/24	720	764
Hawaii GO	5.000%	8/1/25	770	812
Hawaii GO	5.000%	10/1/26	2,160	2,334
Hawaii GO	5.000%	4/1/27	1,130	1,232
Hawaii GO	5.000%	10/1/27	1,565	1,719
Hawaii GO	4.000%	4/1/28	400	420
Hawaii GO	5.000%	5/1/28	360	399
Hawaii GO	5.000%	8/1/28	70	74
50

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO	5.000%	10/1/28	365	401
Hawaii GO	4.000%	4/1/29	1,750	1,836
Hawaii GO	5.000%	8/1/29	570	600
Hawaii GO	5.000%	8/1/30	3,375	3,547
Hawaii GO	5.000%	10/1/30	1,215	1,352
Hawaii GO	4.000%	10/1/31	1,675	1,758
Hawaii GO	5.000%	10/1/31	835	927
Hawaii GO	4.000%	5/1/32	2,955	3,106
Hawaii GO	4.000%	8/1/32	10,190	10,438
Hawaii GO	4.000%	1/1/34	2,675	2,812
Hawaii GO	4.000%	10/1/34	2,510	2,602
Hawaii GO	3.000%	4/1/36	165	153
Hawaii GO	5.000%	1/1/38	4,685	5,145
Hawaii GO, Prere.	5.000%	11/1/22	235	239
Hawaii GO, Prere.	5.000%	8/1/23	40	41
Hawaii GO, Prere.	5.000%	8/1/23	1,005	1,041
Hawaii GO, Prere.	5.000%	8/1/23	2,050	2,123
Hawaii GO, Prere.	5.000%	8/1/23	80	83
Hawaii GO, Prere.	5.000%	8/1/23	45	47
Hawaii GO, Prere.	5.000%	8/1/24	935	989
Hawaii GO, Prere.	5.000%	8/1/24	10	11
Hawaii GO, Prere.	5.000%	8/1/24	220	232
Honolulu County HI GO, Prere.	5.000%	11/1/22	525	534
Honolulu County HI GO, Prere.	5.000%	11/1/22	300	305
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,120	1,242
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	455	522
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,000	11,644
Honolulu HI City & County GO	4.000%	7/1/22	800	804
Honolulu HI City & County GO	5.000%	7/1/22	1,985	1,997
Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,068
Honolulu HI City & County GO	5.000%	3/1/30	3,660	4,215
Honolulu HI City & County GO	5.000%	10/1/37	750	804
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	452
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	647
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,200
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	6,661
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/22	285	287
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	2,033
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	383
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	5
				87,704
Idaho (0.0%)
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/51	2,125	2,320
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,040	1,139
Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project)	4.000%	9/1/48	1,000	1,026
				4,485
51

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (4.3%)
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	200	218
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	200	218
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	707
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,079
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,034
	Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,615	2,844
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,028
	Chicago IL GO	5.000%	1/1/24	765	790
	Chicago IL GO	5.000%	1/1/25	3,360	3,518
	Chicago IL GO	5.000%	1/1/26	610	643
	Chicago IL GO	5.250%	1/1/28	690	725
	Chicago IL GO	5.000%	1/1/29	200	214
	Chicago IL GO	5.500%	1/1/30	185	195
	Chicago IL GO	5.625%	1/1/30	1,225	1,325
	Chicago IL GO	5.000%	1/1/31	270	287
	Chicago IL GO	5.500%	1/1/31	840	887
	Chicago IL GO	5.625%	1/1/31	325	351
	Chicago IL GO	5.000%	1/1/32	200	213
	Chicago IL GO	5.000%	1/1/32	2,000	2,142
	Chicago IL GO	5.000%	1/1/33	3,000	3,204
	Chicago IL GO	5.500%	1/1/33	710	749
	Chicago IL GO	5.750%	1/1/33	515	558
	Chicago IL GO	5.000%	1/1/34	115	118
	Chicago IL GO	5.000%	1/1/34	3,000	3,194
	Chicago IL GO	5.500%	1/1/34	310	327
	Chicago IL GO	5.500%	1/1/34	75	79
	Chicago IL GO	4.000%	1/1/35	2,745	2,598
	Chicago IL GO	5.000%	1/1/35	700	720
	Chicago IL GO	5.500%	1/1/35	250	273
	Chicago IL GO	4.000%	1/1/36	1,000	941
	Chicago IL GO	5.000%	1/1/38	1,450	1,514
	Chicago IL GO	6.000%	1/1/38	8,910	9,749
	Chicago IL GO	5.000%	1/1/39	5,000	5,276
	Chicago IL GO	5.500%	1/1/39	335	353
	Chicago IL GO	5.000%	1/1/44	11,045	11,574
	Chicago IL GO	5.500%	1/1/49	5,475	5,879
	Chicago IL GO, ETM	5.000%	1/1/23	10	10
[3]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	482
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	158
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,750
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	537
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	938
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	111
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	390
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,108
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	11,295	11,428
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	5,127
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	102
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	78
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	101
52

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	412
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,840	1,933
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	595	618
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,000	1,039
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	227
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	955	1,009
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,310	2,435
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,490	1,602
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,060	1,117
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,699
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	784
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	209
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	225	236
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,425	3,588
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	697
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	905	947
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	105
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	177
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	335
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	544
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	328
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	633
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	532
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	261
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	76
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,056
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	308
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	13,842
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	106
53

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	349
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	2,680
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,445	3,655
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	450	487
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	375
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	165	175
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,038
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	872
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	558
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,115
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	120	128
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	3,000	3,056
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	4,850	4,916
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,461
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,785	5,063
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,525	9,071
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	9,280	9,800
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	15,000	15,932
[2]	Chicago Park District GO	4.000%	1/1/41	1,000	1,015
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,500	1,648
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	950	991
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	8,012
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	15,768
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,519
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	535
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	13,230
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	205
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,667
	Cook County IL GO	5.000%	11/15/23	335	348
	Cook County IL GO	5.000%	11/15/24	1,235	1,255
	Cook County IL GO	4.000%	11/15/25	510	531
54

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	5.000%	11/15/25	305	310
	Cook County IL GO	4.000%	11/15/26	605	633
	Cook County IL GO	5.000%	11/15/26	175	191
	Cook County IL GO	4.000%	11/15/27	575	605
	Cook County IL GO	4.000%	11/15/29	215	217
	Cook County IL GO	5.000%	11/15/31	670	726
	Cook County IL GO	5.000%	11/15/31	5,380	6,106
	Cook County IL GO	5.000%	11/15/32	4,020	4,540
	Cook County IL GO	5.000%	11/15/33	3,875	4,356
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	525	533
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	6,170
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	5,500	5,647
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	3,075
	Evanston IL GO	3.500%	12/1/38	645	629
[2]	Evanston IL GO	3.500%	12/1/39	755	738
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	4,734
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,000	1,850
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	639
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,575
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,535
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	148
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,433
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	2,967
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	195	214
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	5,000	5,233
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	5,472
	Illinois Finance Authority Water Revenue	5.000%	10/1/40	485	515
	Illinois GO	5.000%	5/1/22	2,500	2,500
	Illinois GO	5.250%	5/1/22	3,830	3,830
	Illinois GO	4.000%	9/1/22	215	216
	Illinois GO	5.000%	2/1/23	95	97
	Illinois GO	5.000%	2/1/23	6,635	6,764
	Illinois GO	4.000%	3/1/23	5,110	5,176
	Illinois GO	5.000%	3/1/23	2,250	2,297
	Illinois GO	5.000%	3/1/23	1,170	1,195
	Illinois GO	5.000%	5/1/23	225	230
	Illinois GO	5.000%	7/1/23	580	596
	Illinois GO	5.000%	8/1/23	4,650	4,783
	Illinois GO	5.000%	10/1/23	1,200	1,238
	Illinois GO	5.000%	11/1/23	2,500	2,583
	Illinois GO	5.000%	12/1/23	2,000	2,069
	Illinois GO	5.000%	2/1/24	125	130
	Illinois GO	5.000%	2/1/24	345	358
	Illinois GO	4.000%	3/1/24	3,185	3,250
	Illinois GO	5.000%	3/1/24	2,000	2,076
	Illinois GO	5.500%	7/1/24	600	619
	Illinois GO	5.000%	11/1/24	5,660	5,930
	Illinois GO	5.000%	2/1/25	1,100	1,156
	Illinois GO	5.000%	3/1/25	390	391
	Illinois GO	5.500%	7/1/25	335	345
	Illinois GO	4.000%	8/1/25	680	684
	Illinois GO	5.000%	10/1/25	1,435	1,521
	Illinois GO	5.000%	11/1/25	9,160	9,717
	Illinois GO	5.000%	2/1/26	250	266
55

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	5/1/26	5,000	5,333
Illinois GO	5.500%	7/1/26	375	387
Illinois GO	5.000%	11/1/26	12,000	12,861
Illinois GO	5.000%	1/1/27	640	679
Illinois GO	5.000%	2/1/27	150	155
Illinois GO	5.000%	3/1/27	5,000	5,374
Illinois GO	5.000%	5/1/27	350	362
Illinois GO	5.000%	6/1/27	250	266
Illinois GO	5.000%	10/1/27	1,650	1,779
Illinois GO	5.000%	11/1/27	20,445	22,061
Illinois GO	5.000%	2/1/28	1,075	1,149
Illinois GO	5.000%	5/1/28	130	134
Illinois GO	5.250%	7/1/28	50	51
Illinois GO	5.000%	9/1/28	210	227
Illinois GO	5.000%	10/1/28	12,660	13,719
Illinois GO	5.000%	11/1/28	8,555	9,187
Illinois GO	5.000%	1/1/29	1,095	1,149
Illinois GO	5.000%	2/1/29	215	229
Illinois GO	5.250%	2/1/29	2,850	2,945
Illinois GO	5.000%	5/1/29	125	129
Illinois GO	5.000%	10/1/29	4,100	4,431
Illinois GO	5.000%	11/1/29	22,210	23,714
Illinois GO	5.500%	5/1/30	1,000	1,115
Illinois GO	5.250%	12/1/30	160	173
Illinois GO	5.500%	1/1/31	150	169
Illinois GO	5.000%	10/1/31	2,000	2,169
Illinois GO	4.000%	6/1/32	80	80
Illinois GO	4.000%	10/1/32	3,490	3,494
Illinois GO	5.000%	3/1/33	6,000	6,451
Illinois GO	4.000%	10/1/33	1,300	1,282
Illinois GO	5.000%	10/1/33	3,465	3,658
Illinois GO	4.000%	12/1/33	3,425	3,369
Illinois GO	5.000%	1/1/34	690	692
Illinois GO	4.000%	10/1/34	100	97
Illinois GO	5.000%	3/1/35	1,500	1,600
Illinois GO	4.000%	6/1/35	120	116
Illinois GO	5.000%	12/1/35	1,500	1,569
Illinois GO	5.000%	3/1/36	2,400	2,556
Illinois GO	4.125%	10/1/36	2,000	1,946
Illinois GO	5.000%	3/1/37	3,750	3,985
Illinois GO	4.000%	10/1/37	2,500	2,391
Illinois GO	4.000%	3/1/38	3,000	2,829
Illinois GO	5.500%	7/1/38	1,125	1,157
Illinois GO	4.000%	10/1/38	1,000	952
Illinois GO	5.000%	5/1/39	2,000	2,085
Illinois GO	5.000%	5/1/39	555	565
Illinois GO	5.500%	5/1/39	4,500	4,896
Illinois GO	4.000%	3/1/40	5,000	4,663
Illinois GO	3.000%	12/1/40	4,500	3,519
Illinois GO	4.250%	12/1/40	785	764
Illinois GO	4.000%	3/1/41	2,545	2,361
Illinois GO	4.000%	10/1/42	3,065	2,855
Illinois GO	5.750%	5/1/45	3,485	3,822
Illinois GO	5.000%	3/1/46	3,000	3,139
Illinois GO	5.000%	12/1/28	1,800	1,952
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	413
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	230
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	321
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	149
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,064
	Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	360	365
	Illinois Sales Tax Revenue	5.000%	6/15/22	840	843
	Illinois Sales Tax Revenue	5.000%	6/15/22	1,080	1,084
	Illinois Sales Tax Revenue	5.000%	6/15/23	310	318
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,135	1,165
	Illinois Sales Tax Revenue	5.000%	6/15/25	315	323
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,566
	Illinois Sales Tax Revenue	5.000%	6/15/29	245	258
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	2,000	2,038
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	130	133
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	4,695	4,898
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,245
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	185	196
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,162
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,433
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,747
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	500	557
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	2,165	2,431
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	535	605
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	130
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	10,835	12,214
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	192
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,757
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,321
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,081
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,723
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,972
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	149
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,032
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	475	499
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	428
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	5,145	5,217
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,031
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	262
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	371
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,150	1,214
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	17,715	18,841
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,465	5,852
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	4,882
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	3,195	3,578
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,000	1,099
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	18,345	18,229
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/46	4,910	5,466
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	176
57

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	184
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	52
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,282
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	577
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	223
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	109
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	210
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	2,015	767
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.650%	6/15/22	30	30
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	270	66
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	291
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	258
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,702
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	454
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,340	1,469
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,573
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,195
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,595
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,265	1,455
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	152
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,280	1,486
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	1,952
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,645
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	487
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	191
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	237
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,209
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	368
[3]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	189
58

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	211
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,910
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,220
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,040	5,519
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	2,500	2,828
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	3,975
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,604
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,106
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,350	2,538
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	2,787
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,419
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	528
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	282
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	62
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	189
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,167
					723,823
Indiana (0.6%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,218
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	750
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	802
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	534
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,977
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,804
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,850
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	725	730
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,525	2,598
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,491
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,471
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	1,590	1,689
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,000	3,457
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	3,000	3,156
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,403
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,250	1,355
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	730	808
59

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	88
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	880	1,005
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	188
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	323
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	25	27
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	376
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/37	3,350	3,845
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/39	6,485	6,680
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	1,500	1,321
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,394
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,734
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,457
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	380	405
	Indiana Finance Authority Water Revenue, Prere.	5.000%	2/1/25	3,470	3,710
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	676
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	170	181
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	128
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	5,220	5,545
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,092
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,377
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	1,932
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,937
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,623
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	1,000	1,102
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,417
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	4.000%	2/1/47	5,690	5,744
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	345	353
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	375	383
	Purdue University COP	5.000%	7/1/25	130	140
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	618
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,798
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,326
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,383
					105,401
Iowa (0.1%)
	Des Moines IA Stormwater Utility Revenue	3.250%	6/1/34	1,990	1,957
	Iowa Finance Authority Water Revenue	5.000%	8/1/22	35	35
60

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa Finance Authority Water Revenue	5.000%	8/1/23	1,800	1,865
Iowa Finance Authority Water Revenue	5.000%	8/1/28	100	111
Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	6
Iowa Finance Authority Water Revenue	5.000%	8/1/34	1,500	1,681
Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,665	2,930
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,735
Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	3,125	3,408
Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,517
Iowa Special Obligation Revenue	5.000%	6/1/27	195	214
Iowa Special Obligation Revenue	5.000%	6/1/28	5,260	5,751
				22,210
Kansas (0.2%)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	4,034
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	259
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	435	469
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	711
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,275	2,450
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,700	1,794
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	805	864
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	257
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	1,365	1,460
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/22	2,500	2,513
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,620
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/24	2,000	2,021
Sedgwick County Unified School District No. 262 Valley Center GO, Prere.	4.000%	9/1/24	1,490	1,544
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	2,003
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/39	90	91
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/22	410	415
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,297
Wyandotte County Unified School District No. 500 Kansas City GO	4.125%	9/1/26	765	810
Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	535
Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	96
Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	1,715	1,735
				27,978
Kentucky (0.2%)
Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	1,325	1,378
Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	1,090	1,151
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	180
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	266
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	266
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	224
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	219
61

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	254
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	493
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	336
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	4,581
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,175
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	827
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	135	136
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	333
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,649
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,191
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	1,675	1,744
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	325	339
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	370
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	1,625	1,639
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	1,883
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	420	442
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	175	187
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,256
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	265
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	132
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	431
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	4,595	5,026
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	445	487
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	821
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/32	1,250	1,383
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,240	1,356
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	185	197
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	508
					35,125
62

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana (0.7%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,531
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	5,226
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	9,338
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,171
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	1,620	1,788
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	3,400	3,363
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/22	2,405	2,405
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	470	471
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,335	1,339
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	4,000	4,000
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	1,320	1,320
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	1,560	1,560
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	6,500	7,083
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	1,019
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	5,210	5,612
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	155	155
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,149
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	10,000	10,401
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	2,820	2,978
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	6,309
	Louisiana GO	5.000%	7/15/22	125	126
	Louisiana GO	5.000%	8/1/25	255	268
	Louisiana GO	5.000%	8/1/27	620	678
	Louisiana GO	4.000%	2/1/31	350	360
	Louisiana GO	4.000%	2/1/33	5,020	5,165
	Louisiana GO, Prere.	5.000%	7/15/22	2,040	2,055
	Louisiana GO, Prere.	5.000%	7/15/22	825	831
	Louisiana GO, Prere.	4.000%	5/15/23	610	622
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	7,500	7,589
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,600	1,661
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	133
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,163
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	418
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	2,821
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	4,000	4,009
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
[1]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	130	130
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	850
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	6,003
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,226
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	155	164
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	406
63

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,125
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	21
				113,047
Maine (0.0%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	100	103
Maryland (2.1%)
Baltimore MD Water Revenue	5.000%	7/1/44	200	209
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	1,245	1,300
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	63
Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	101
Howard County MD GO	5.000%	2/15/27	1,200	1,336
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,640	7,730
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/22	1,295	1,314
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	3,830	3,924
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,328
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,144
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	599
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,015	1,076
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	634
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	154
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,130	2,386
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	585	606
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	138
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,335	8,219
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	2,930	3,230
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	650	656
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	855	858
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,113
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	27,260	25,612
Maryland GO	5.000%	6/1/22	840	842
Maryland GO	5.000%	8/1/22	6,045	6,099
Maryland GO	5.000%	8/1/22	2,420	2,442
Maryland GO	5.000%	8/1/22	1,240	1,251
Maryland GO	5.000%	8/1/22	255	257
Maryland GO	5.000%	3/1/23	540	554
Maryland GO	5.000%	6/1/23	920	949
Maryland GO	5.000%	8/1/23	8,085	8,378
64

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	8/1/23	325	337
	Maryland GO	5.000%	8/1/23	1,975	2,047
	Maryland GO	5.000%	3/15/24	1,500	1,576
	Maryland GO	5.000%	3/15/24	1,620	1,702
	Maryland GO	5.000%	6/1/24	475	501
	Maryland GO	4.000%	8/1/24	16,865	17,490
	Maryland GO	5.000%	8/1/24	400	424
	Maryland GO	5.000%	8/1/24	5,995	6,348
	Maryland GO	5.000%	8/1/24	1,045	1,106
	Maryland GO	5.000%	8/1/24	350	371
	Maryland GO	5.000%	3/15/25	1,770	1,898
	Maryland GO	5.000%	3/15/25	135	145
	Maryland GO	4.000%	6/1/25	4,355	4,495
	Maryland GO	5.000%	8/1/25	6,990	7,556
	Maryland GO	5.000%	8/1/25	200	216
	Maryland GO	5.000%	8/1/25	3,000	3,243
	Maryland GO	5.000%	3/15/26	1,620	1,773
	Maryland GO	5.000%	6/1/26	1,425	1,501
	Maryland GO	4.000%	8/1/26	1,010	1,028
	Maryland GO	5.000%	8/1/26	300	331
	Maryland GO	5.000%	8/1/26	1,525	1,681
	Maryland GO	5.000%	8/1/26	100	110
	Maryland GO	5.000%	3/15/27	2,190	2,442
	Maryland GO	5.000%	3/15/27	2,040	2,274
	Maryland GO	4.000%	6/1/27	1,080	1,113
	Maryland GO	4.000%	8/1/27	1,110	1,129
	Maryland GO	4.000%	8/1/27	100	101
	Maryland GO	5.000%	8/1/27	1,150	1,290
	Maryland GO	5.000%	8/1/27	4,755	5,334
	Maryland GO	5.000%	8/1/27	12,055	13,523
	Maryland GO	5.000%	3/1/28	15,990	18,095
	Maryland GO	5.000%	3/15/28	1,270	1,413
	Maryland GO	5.000%	3/15/28	925	1,047
	Maryland GO	5.000%	3/15/28	145	164
	Maryland GO	5.000%	3/15/28	25	28
	Maryland GO	4.000%	6/1/28	2,120	2,182
	Maryland GO	5.000%	8/1/28	1,435	1,634
	Maryland GO	5.000%	8/1/28	5,415	6,166
	Maryland GO	5.000%	8/1/28	5,235	5,958
	Maryland GO	5.000%	3/15/29	2,805	3,110
	Maryland GO	5.000%	3/15/29	1,560	1,792
	Maryland GO	4.000%	8/1/29	1,130	1,148
[8]	Maryland GO	4.000%	8/1/29	4,000	4,342
	Maryland GO	5.000%	8/1/29	1,725	1,991
	Maryland GO	5.000%	8/1/29	4,000	4,618
	Maryland GO	5.000%	8/1/29	100	114
	Maryland GO	3.000%	3/1/30	200	200
	Maryland GO	4.000%	3/15/30	675	712
	Maryland GO	5.000%	8/1/30	1,055	1,232
	Maryland GO	5.000%	8/1/30	1,470	1,716
	Maryland GO	5.000%	3/1/31	3,945	4,637
	Maryland GO	5.000%	3/15/31	2,280	2,599
	Maryland GO	5.000%	8/1/31	1,235	1,413
	Maryland GO	4.000%	8/1/32	6,650	6,998
	Maryland GO, Prere.	5.000%	8/1/22	840	848
65

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO, Prere.	5.000%	8/1/22	350	353
Maryland GO, Prere.	4.000%	3/1/23	100	102
Maryland GO, Prere.	5.000%	3/1/23	730	749
Maryland GO, Prere.	5.000%	3/1/23	1,200	1,231
Maryland GO, Prere.	5.000%	3/1/23	2,130	2,185
Maryland GO, Prere.	5.000%	8/1/23	330	342
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,150
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	8,200	8,250
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	130	131
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	21,505	22,160
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,505
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	3,000	2,962
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	3,000	2,938
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,097
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	10,735
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	2,901
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,040
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/26	1,200	1,203
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/46	5,095	5,685
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	2,000	2,221
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	10,800
Montgomery County MD GO	5.000%	11/1/23	3,495	3,646
Montgomery County MD GO	5.000%	11/1/24	175	186
Montgomery County MD GO	5.000%	11/1/25	1,530	1,627
Montgomery County MD GO	5.000%	11/1/26	4,705	5,213
Montgomery County MD GO	5.000%	10/1/27	2,045	2,300
Montgomery County MD GO, Prere.	5.000%	11/1/24	755	803
Montgomery County MD GO, Prere.	5.000%	11/1/24	115	122
Prince George's County MD GO	4.000%	7/15/30	5,170	5,537
Prince George's County MD GO	3.000%	7/15/35	1,620	1,578
Prince George's County MD GO	3.000%	7/15/36	1,980	1,879
Prince George's County MD GO	5.000%	7/15/36	1,725	1,939
				352,314
Massachusetts (3.9%)
Belmont MA GO	5.000%	6/1/22	1,220	1,224
Belmont MA GO	5.000%	6/1/23	1,090	1,125
Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,134
Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	75	79
Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN, Prere.	5.000%	6/15/22	290	291
Commonwealth of Massachusetts GO	5.000%	7/1/22	4,100	4,125
Commonwealth of Massachusetts GO	5.000%	7/1/22	760	765
Commonwealth of Massachusetts GO	5.000%	8/1/22	1,145	1,155
Commonwealth of Massachusetts GO	5.000%	8/1/22	3,420	3,451
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.250%	8/1/22	715	722
	Commonwealth of Massachusetts GO	5.250%	8/1/22	180	182
	Commonwealth of Massachusetts GO	5.000%	10/1/22	505	512
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/22	165	169
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	549
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	797
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	491
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	637
	Commonwealth of Massachusetts GO	5.250%	8/1/23	1,075	1,118
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	370
	Commonwealth of Massachusetts GO	5.000%	11/1/23	100	104
	Commonwealth of Massachusetts GO	5.000%	12/1/23	5,540	5,784
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/23	100	105
	Commonwealth of Massachusetts GO	5.000%	1/1/24	150	157
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,975	6,308
	Commonwealth of Massachusetts GO	5.000%	8/1/24	3,920	4,146
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,875	7,324
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	319
	Commonwealth of Massachusetts GO	5.000%	11/1/24	5,000	5,318
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,359
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/24	2,060	2,220
	Commonwealth of Massachusetts GO	5.000%	1/1/25	470	501
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,017
	Commonwealth of Massachusetts GO	5.000%	7/1/25	2,520	2,716
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	4,134
	Commonwealth of Massachusetts GO	5.000%	8/1/25	675	729
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,515	1,639
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,828
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	690	752
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	255
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	857
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	445
	Commonwealth of Massachusetts GO	5.000%	7/1/26	2,860	3,135
	Commonwealth of Massachusetts GO	5.000%	7/1/26	775	849
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	110
	Commonwealth of Massachusetts GO	5.000%	10/1/26	660	727
	Commonwealth of Massachusetts GO	5.000%	11/1/26	100	110
	Commonwealth of Massachusetts GO	5.000%	1/1/27	140	155
	Commonwealth of Massachusetts GO	5.000%	7/1/27	895	998
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	142
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,745	1,945
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	3,723
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,015	7,894
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	104
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,131
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	3,116
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,400	6,162
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	107
	Commonwealth of Massachusetts GO	5.000%	7/1/29	505	551
	Commonwealth of Massachusetts GO	5.000%	7/1/29	110	126
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	111
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,587
	Commonwealth of Massachusetts GO	5.000%	7/1/30	550	589
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	4,431
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Commonwealth of Massachusetts GO	5.500%	8/1/30	2,145	2,543
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	251
	Commonwealth of Massachusetts GO	5.000%	7/1/31	6,140	6,669
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,097
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,040
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,170
	Commonwealth of Massachusetts GO	5.000%	7/1/33	110	117
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,620	7,848
	Commonwealth of Massachusetts GO	5.000%	5/1/34	200	205
	Commonwealth of Massachusetts GO	5.000%	2/1/35	210	229
	Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,881
	Commonwealth of Massachusetts GO	5.000%	7/1/35	2,000	2,133
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	670
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	131
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	995
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,224
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	203
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	112
	Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	4,145
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,216
	Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	7,974
	Commonwealth of Massachusetts GO	5.000%	12/1/38	775	843
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,247
	Commonwealth of Massachusetts GO	4.000%	9/1/39	1,500	1,518
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,885
	Commonwealth of Massachusetts GO	4.000%	5/1/40	335	336
	Commonwealth of Massachusetts GO	3.000%	11/1/40	500	447
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,346
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	571
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,952
	Commonwealth of Massachusetts GO	4.000%	9/1/41	2,270	2,286
	Commonwealth of Massachusetts GO	4.000%	11/1/41	2,000	2,034
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,134
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,155
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	499
	Commonwealth of Massachusetts GO	3.000%	4/1/44	635	550
	Commonwealth of Massachusetts GO	4.000%	5/1/45	260	258
	Commonwealth of Massachusetts GO	5.000%	7/1/45	400	423
	Commonwealth of Massachusetts GO	5.000%	7/1/45	725	814
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	930
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	992
	Commonwealth of Massachusetts GO	5.000%	3/1/46	6,855	7,102
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,025	2,009
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	4,695
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	1,828
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,137
	Commonwealth of Massachusetts GO	5.250%	4/1/47	6,850	7,457
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,550	9,688
	Commonwealth of Massachusetts GO	5.000%	7/1/48	11,575	12,913
	Commonwealth of Massachusetts GO	5.000%	9/1/48	12,500	14,121
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	8,761
	Commonwealth of Massachusetts GO	2.000%	4/1/50	18,000	11,245
	Commonwealth of Massachusetts GO	5.000%	9/1/51	20,000	22,551
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	450	453
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,230	4,256
68

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	3,590	3,612
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,000	4,024
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	1,750	1,771
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	200	202
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	300	305
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	1,000	1,017
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	205	208
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	475	483
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	107
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	115
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	279
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	265	285
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	296
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	1,875
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	3,640	3,943
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	300	294
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	375	407
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	5,150	5,635
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	9,775
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	147
	Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/24	140	148
	Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/25	1,080	1,163
	Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	4.050%	7/1/41	50	50
	Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/41	13,135	13,213
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/22	160	161
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	5,415	5,831
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	832
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,325	5,848
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	180	149
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,437
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	30	24
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	200
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,245	6,130
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	215
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,030
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	3,069
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	4,003
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,405
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	10,157
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,215	13,211
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	1,022
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/22	410	413
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	159
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,087
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	127
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	3,455	3,829
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	6,285	7,100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	536
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,051
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	837
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,050
[8]	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	5,005	6,065
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	1,500	1,633
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	1,000	1,033
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,592
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	250	257
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	3,815	4,539
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,070
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	921
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	380	391
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	529
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	843
70

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	10,044
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,172
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	1,775	2,143
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,500	6,437
Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	4,225	3,908
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	10,000	10,336
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,500	1,500
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	297
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,187
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	7/1/22	385	388
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	153
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	183
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,150	1,157
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,000	1,006
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	805	810
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/22	255	258
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	2,565	2,587
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	4,215	4,248
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,152
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	638
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,501
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,669
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	9,140	9,751
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	520	522
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,435	2,633
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	2,403
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	5,552
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,700	1,718
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	270	273
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,620	2,647
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	7,760	7,841
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	775	783
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	590	596
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	25	25
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,170	3,203
71

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	980	990
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	120	121
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	2,485	2,561
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	870	939
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	10,990	11,984
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,134
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,995
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/23	115	119
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	119
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	96
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	860	948
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	5,255	5,356
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	4,971
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	600	607
	Massachusetts Water Resources Authority Water Revenue, ETM	5.000%	8/1/23	35	36
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	140	141
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	3,750	3,784
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	320	352
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	21,745	23,916
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	3,000	3,300
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	2,180	2,398
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	2,250	2,475
	Quincy MA GO	5.000%	6/1/23	845	871
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,674
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,915	2,008
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	5,021
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,405
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	11,310	12,567
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/22	495	503
	Worcester MA GO	2.000%	2/1/47	7,960	5,201
					647,646
Michigan (1.1%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	160	178
[10]	Detroit City School District GO	5.000%	5/1/28	25	25
[1,10]	Detroit City School District GO	5.250%	5/1/30	3,345	3,885
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	336
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	22,500	22,645
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	825
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,181
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	170
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	82
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	695
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,678
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,446
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	1,909
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	903
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	835	869
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	4,305	4,747
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,148
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	5,723
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	865	904
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,690	1,798
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	2,910	3,152
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	3,415	3,760
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	2,320	1,716
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	100	100
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	3,056
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,659
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	2,913
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	449
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	720	761
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	120
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,433
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	268
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	803
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	266
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	745
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	824
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	250	252
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	485	534
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	1,960	2,155
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,696
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	423
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	1,000	1,057
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,112
73

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,250	1,268
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	9,472
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	153
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	2,660	2,903
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	741
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	2,732
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	531
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	435	447
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	500	540
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	78
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	1,885	2,023
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,095	3,306
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	1,350	1,395
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	110	116
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,323
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,866
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	3,951
	Michigan State University College & University Revenue	5.000%	2/15/44	1,500	1,647
	Michigan State University College & University Revenue	5.000%	2/15/48	275	300
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	3,000	3,448
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	78
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	5,000	5,187
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	5,000	5,126
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	7,000	7,922
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	7,000	7,195
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,996
[8]	Novi Community School District GO	4.000%	5/1/47	1,200	1,211
	University of Michigan College & University Revenue	5.000%	4/1/23	200	206
	University of Michigan College & University Revenue	5.000%	4/1/24	310	326
	University of Michigan College & University Revenue	5.000%	4/1/26	1,030	1,128
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	3,877
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,377
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	5,798
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,025	2,139
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	570	578
	Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,115
	Wayne State University College & University Revenue	5.000%	11/15/43	20	22
					176,922
Minnesota (0.8%)
	Metropolitan Council GAN GO	5.000%	12/1/25	25,740	28,055
	Metropolitan Council GAN GO	5.000%	12/1/26	4,340	4,820
74

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	2,705	2,813
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	12,335
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	785	845
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	306
Minnesota Appropriations Revenue	5.000%	3/1/27	845	847
Minnesota Appropriations Revenue	5.000%	3/1/29	935	938
Minnesota Appropriations Revenue	5.000%	6/1/32	2,130	2,191
Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	2,033
Minnesota GO	5.000%	8/1/22	300	303
Minnesota GO	5.000%	8/1/22	375	378
Minnesota GO	5.000%	10/1/22	2,000	2,029
Minnesota GO	5.000%	10/1/22	685	695
Minnesota GO	2.000%	8/1/23	10,000	10,004
Minnesota GO	5.000%	8/1/23	1,000	1,037
Minnesota GO	5.000%	8/1/23	2,225	2,308
Minnesota GO	5.000%	8/1/24	400	424
Minnesota GO	5.000%	8/1/24	250	265
Minnesota GO	4.000%	10/1/24	960	983
Minnesota GO	5.000%	10/1/24	1,000	1,063
Minnesota GO	5.000%	8/1/25	8,260	8,934
Minnesota GO	4.000%	10/1/25	1,475	1,510
Minnesota GO	5.000%	8/1/27	2,630	2,835
Minnesota GO	5.000%	8/1/27	3,165	3,482
Minnesota GO	5.000%	9/1/28	10,910	12,418
Minnesota GO	5.000%	9/1/32	2,500	2,925
Minnesota GO	4.000%	9/1/33	5,000	5,352
Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	2,330	2,391
Scott County MN GO	3.000%	12/1/36	1,645	1,595
University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,644
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	5,586
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	209
				124,553
Mississippi (0.1%)
Mississippi GO	5.000%	10/1/26	3,360	3,631
Mississippi GO	5.000%	10/1/27	1,160	1,301
Mississippi GO	5.000%	10/1/28	1,410	1,576
Mississippi GO	5.000%	10/1/30	880	979
Mississippi GO	4.000%	10/1/35	3,740	3,842
Mississippi GO	4.000%	10/1/36	1,265	1,298
Mississippi GO, Prere.	5.000%	10/1/27	220	246
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,804
				21,677
Missouri (0.5%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/44	6,000	6,158
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	37
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	319
Kansas City MO Appropriations Revenue	5.000%	9/1/30	2,760	3,114
75

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Appropriations Revenue	5.000%	9/1/31	2,155	2,446
	Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,000	1,141
	Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,055	1,197
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,400	4,823
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	530
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	2,100	2,253
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/39	630	630
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	5,160	5,629
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	437
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,675	1,675
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	51
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	209
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	100	100
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,770	2,770
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	1,680	1,731
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	8,053
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	85	91
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/34	100	104
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,871
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	2,100	2,130
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	508
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	160
	Springfield School District No. R-12 GO	5.000%	3/1/37	14,250	15,968
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/28	275	308
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/29	240	271
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/30	600	685
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/31	1,250	1,439
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	888
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,426
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,136
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	510	581
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	466
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	290	340
	University of Missouri College & University Revenue	5.000%	11/1/30	6,065	7,097
					78,772
Nebraska (0.6%)
	Douglas County NE College & University Revenue	4.000%	7/1/40	2,330	2,323
	Douglas County NE College & University Revenue	3.000%	7/1/51	5,000	3,666
[1]	Fremont School District GO	5.000%	12/15/30	200	231
[1]	Fremont School District GO	5.000%	12/15/31	250	290
[1]	Fremont School District GO	5.000%	12/15/32	275	322
[1]	Fremont School District GO	4.000%	12/15/33	420	452
[1]	Fremont School District GO	4.000%	12/15/34	550	590
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,795	3,961
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,020	1,106
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	177
76

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	1,990	2,030
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	9,411
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,529
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	7,765	8,514
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	10,053
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	2,031
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,658
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,928
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,313
	Omaha School District GO	4.000%	12/15/31	6,100	6,444
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	10,051
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	10/1/22	130	131
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	5,000	4,867
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	21,795	21,115
					104,193
Nevada (0.9%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	1,590	1,599
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	5,834
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,363
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,183
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	100	111
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,245	1,346
	Clark County NV GO	5.000%	11/1/26	270	298
	Clark County NV GO	5.000%	11/1/27	495	544
	Clark County NV GO	5.000%	11/1/28	80	88
	Clark County NV GO	4.000%	6/1/31	565	595
	Clark County NV GO	4.000%	11/1/31	860	902
[8]	Clark County NV GO	4.000%	6/1/32	10,475	11,175
	Clark County NV GO	4.000%	11/1/32	990	1,037
	Clark County NV GO	5.000%	6/1/43	10	11
	Clark County NV GO	4.000%	7/1/44	5,050	5,214
	Clark County NV GO	5.000%	5/1/48	5,100	5,531
	Clark County School District GO	5.000%	6/15/23	2,340	2,412
	Clark County School District GO	5.000%	6/15/23	740	763
	Clark County School District GO	5.000%	6/15/24	340	357
	Clark County School District GO	5.000%	6/15/24	245	257
	Clark County School District GO	5.000%	6/15/25	1,860	1,990
	Clark County School District GO	5.000%	6/15/25	2,970	3,177
	Clark County School District GO	5.000%	6/15/26	100	108
	Clark County School District GO	5.000%	6/15/26	145	158
	Clark County School District GO	5.000%	6/15/27	2,790	2,999
	Clark County School District GO	5.000%	6/15/28	4,320	4,639
[1]	Clark County School District GO	3.000%	6/15/39	3,000	2,689
77

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County Water Reclamation District GO	5.000%	7/1/23	625	646
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,027
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	30,375	34,779
	Henderson NV GO	4.000%	6/1/50	3,175	3,237
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	189
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	173
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	14,796
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	204
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,250	2,286
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	628
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	269
	Las Vegas Valley Water District GO	5.000%	6/1/37	9,520	9,548
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,174
	Las Vegas Valley Water District GO	5.000%	6/1/41	10,575	11,358
	Las Vegas Valley Water District GO	4.000%	6/1/42	855	857
	Las Vegas Valley Water District GO	5.000%	6/1/42	1,020	1,023
	Las Vegas Valley Water District GO	5.000%	6/1/46	1,435	1,533
	Nevada GO	5.000%	11/1/24	290	309
	Nevada GO	5.000%	4/1/26	130	139
	Nevada GO	5.000%	11/1/26	1,005	1,077
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	270	294
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	890	975
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	2,955	3,216
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	260	282
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	410	454
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	835	924
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	105
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	229
					152,111
New Hampshire (0.0%)
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	2,500	2,515
New Jersey (4.7%)
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	15	16
[6]	Essex County Improvement Authority General Fund Revenue	5.250%	12/15/22	1,435	1,467
	Essex County Improvement Authority Lease Revenue	5.000%	10/1/22	850	862
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	628
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	400
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	710
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	107
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	998
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	492
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	707
78

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	200	201
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	13,535	13,869
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	950	979
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,539
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,214
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	14,980	15,753
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	3,000
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	1,360	1,443
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	120
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,525	1,553
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,530	6,775
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	3,980	4,222
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	975	1,018
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	80	81
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,975
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,030	3,238
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	5,215	5,726
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,880	2,004
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,028
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	1,425	1,520
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,520	1,597
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	615	609
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,614
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	394
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	525	551
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	373
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,625	1,700
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,140	1,172
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	1,330	1,404
79

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	100	105
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	5,940	6,235
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	2,550	2,405
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,023
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,682
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	188
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	605
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	150	152
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	3,545	3,587
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	2,830	2,900
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	600	615
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	900	922
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	1,510	1,547
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	140	145
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	47
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	515	543
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	920	969
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	115	121
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,409
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,635	2,851
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,105	1,212
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,560	6,277
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	560	632
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	240	248
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	9,070	9,360
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,235
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	1,000	1,083
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	584
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	3,430	3,549
80

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,840	6,140
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	988
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,215
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,970	2,128
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	181
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,305
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,500	1,597
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	4,225	4,145
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	3,675	3,860
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	2,500	2,452
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	629
New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	2,275	2,378
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,100	1,192
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,614
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	137
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	645
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	311
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	810	810
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	300	300
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, ETM	5.000%	6/15/22	1,480	1,487
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	4.250%	6/15/22	320	321
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	2,665	2,677
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	1,085	1,090
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	250	251
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	150	151
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	131
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	201
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	732
81

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	680	691
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,106
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	769
	New Jersey GO	5.000%	6/1/22	700	702
	New Jersey GO	4.000%	6/1/23	3,280	3,337
	New Jersey GO	5.000%	6/1/24	4,175	4,368
	New Jersey GO	5.000%	6/1/25	6,460	6,870
	New Jersey GO	2.000%	6/1/26	2,000	1,896
	New Jersey GO	5.000%	6/1/26	9,455	10,207
	New Jersey GO	5.000%	6/1/26	165	175
	New Jersey GO	5.000%	6/1/27	13,990	15,304
	New Jersey GO	5.000%	6/1/27	560	595
	New Jersey GO	5.000%	6/1/28	125	133
	New Jersey GO	5.000%	6/1/28	13,475	14,898
	New Jersey GO	5.000%	6/1/29	6,675	7,460
	New Jersey GO	4.000%	6/1/30	5,370	5,619
	New Jersey GO	4.000%	6/1/31	5,640	5,890
	New Jersey GO	3.000%	6/1/32	12,395	11,816
	New Jersey GO	4.000%	6/1/32	2,000	2,085
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	150	154
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	910	937
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,500	2,686
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,149
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	4,250	4,622
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,486
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	2,040	2,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,246
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	160	163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	5,435	5,559
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,355	1,386
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	300	309
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,291
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	645
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	307
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,335	1,390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	460
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	178
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,375	1,265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	2,165	2,281
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	214
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	467
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,525
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,260	1,930
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	1,923
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,082
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,615	4,997
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,850	1,517
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,059
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	3,680	3,965
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,685	3,683
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,445
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	548
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,875	2,013
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,615
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	14,770	11,277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,910	1,421
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	5,454
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,460	2,625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,227
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	942
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	3,285	2,334
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	446
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,200	7,650
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,720	1,178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,725	2,520
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	107
83

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,850	7,144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	2,698
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,595	7,968
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	15,800	10,481
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	6,500	7,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	900	978
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,045	638
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	2,935
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,226
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,290	748
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,730	8,283
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,260	693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,152
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	406
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	89
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,355
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	2,688
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,025	1,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	3,095	1,452
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	1,175	1,142
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,125	2,065
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	1,936
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	1,792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/42	5,675	5,700
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	155	156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,000	1,922
84

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	8,530	9,082
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	5,000	5,227
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	125	125
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	115	115
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	876
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	580	582
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/27	125	125
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	646
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	2,575	2,586
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	614
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	50	50
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	484
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	250	251
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	477
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	455	456
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	292
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,985	1,994
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,065	1,070
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	13,572
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	845	909
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	670	657
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	840	821
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,055	2,096
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	5,655	5,679
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,240	1,279
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	739
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	784
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	865	834
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	350	367
85

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	860	826
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,450	1,433
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,430	1,456
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	410
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,591
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	4,550	4,292
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	52
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,486
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	5,870	5,460
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	1,250	1,233
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,027
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	850	915
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	1,000	981
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,072
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,409
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	7,300	7,068
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	500	533
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	8,650	8,241
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	21,135	20,050
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,173
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	1,978
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	4,750	3,528
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	2,158
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	11,820	10,995
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	250	261
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	8,169
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	746
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	994
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	460
86

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,875	2,162
[3]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	5,000	5,194
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	5,000	5,114
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	231
[6,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	558
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	455
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	904
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	92
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	3,071
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	920	1,011
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	341
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	432
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,100	1,151
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	5,825	6,087
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	984
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,995	3,129
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	283
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	550
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	925	975
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	260	283
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	210	225
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,470	1,535
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	112
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	580	630
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	480
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	489
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	547
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	2,610	2,725
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,100
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,065	1,155
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	595
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	535	544
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	7,307
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,075
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	10,245	11,141
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	12,645	12,744
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	1,620	1,624
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,140	7,460
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	150	157
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	1,012
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	10,705	10,640
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	7,262
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	17,973
	New Jersey Turnpike Authority Highway Revenue, ETM	5.000%	1/1/23	445	455
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	100	101
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	865	870
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	1,275	1,283
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	7,445	7,490
87

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	150	151
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	425	428
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	960	966
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	50
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	520	523
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	250	251
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	270	272
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	6,710	6,854
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	3,915	3,999
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,180	1,205
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	545	557
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,320	1,348
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,000	1,021
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	125	128
[1]	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	115	117
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	1,390	1,467
[3]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	463
[3]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,821
	Ocean County NJ GO	5.000%	8/1/22	850	858
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	83
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	1,430	1,536
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	9,709
	Union County Improvement Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,110	1,110
					783,444
New Mexico (0.4%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	2,605	2,688
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	66
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	56
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	1,350	1,521
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	75	85
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	3,035	3,495
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	525	527
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/22	1,545	1,552
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	25,065	25,217
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	435	445
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	12,975	13,409
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	2,705	2,856
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	7,125	7,677
					59,594
New York (22.3%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	172
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	271
	Battery Park City Authority Lease Revenue	5.000%	11/1/30	1,505	1,568
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	389
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	155	159
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	105
88

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,803
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,820	4,207
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,845
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	805	881
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	850	931
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,307
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	542
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	218
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	6,276
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	653
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,055	3,318
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,180	4,270
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,110
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,000	3,832
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/22	160	160
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,132
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	98
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	185	187
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	282
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,861
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	372
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,000	7,020
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	1,340	1,382
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5	5
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	620	627
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,315
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,440	1,570
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	120	121
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,739
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	222
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	2,933
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,025	6,892
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,276
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,495
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,055	1,067
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	495	501
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	10,365	10,486
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	385	390
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/22	500	509
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	572
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	1,985	2,144
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	396
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	445
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	443
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,384
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	360
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,042
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,279
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	167
89

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	408
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	4,605	4,936
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	908
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	589
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	3,995	4,230
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	5,000	4,908
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,245	1,264
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	426
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,220	2,252
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	502
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,605
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	705
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	4,555	3,128
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	543
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	3,285	3,336
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,000	2,029
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	933
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,060	1,099
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	866
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	503
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	674
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	446
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	462
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	8,085
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,080	1,137
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	527
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,350	2,383
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,087
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,385	1,475
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	1,944
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	13,959
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	437
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	160
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,065
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,382
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	3,500	3,618
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	510	517
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	909
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,500	2,689
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	452
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	5,652
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,790	2,960
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	667
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	955	1,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	152
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,410	2,615
90

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	105	114
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,200	1,285
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	2,645	2,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	275	279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,835	4,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	233
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	510	539
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,465	1,566
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	213
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	555	556
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	395	401
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	7,655	7,762
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	15,615	15,892
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	295
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	875	934
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,211
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	437
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	240
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	160	163
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,770	2,515
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	290	265
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	1,003
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	617
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	269
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,075	3,277
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	1,997
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,230	2,393
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,802
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,072
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	4,998
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,602
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	6,745	6,723
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	945	986
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	600	626
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	232
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,005	896
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,710	1,699
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	306
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	496
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	622
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,050	1,104
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,655	2,621
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	99
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	1,155	1,140
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	690	704
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	150	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	2,215	2,277
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	770	786
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	955	975
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	555
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	3,029
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	495	524
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	339
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	1,095	1,132
91

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	515	522
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	340	355
Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	200	200
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,120	1,142
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	795	806
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	10	10
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	595
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	435	421
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	918
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	550	561
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	4,731
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	19,326
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	1,005
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,379
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	96
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,000	2,888
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,215	4,057
Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,595	3,715
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	745	770
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,751
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	896
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	261
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	161
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,774
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,183
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,265	2,155
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,895	4,055
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,500	3,321
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,424
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	550	521
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	11,885	12,355
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,614
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	975	1,009
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,100	1,145
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	23,015	24,294
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	1,640	1,711
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,695	1,791
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,652
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	1,435	1,526
Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	17,000	17,019
Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	275	275
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	51
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	224
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,215	2,256
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	330	336
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	355	366
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	120
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	145	151
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,040	2,172
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,066
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	352
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	6,407
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	1,200	1,202
92

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,351
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	3,727
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	2,655
	Nassau County NY GO	5.000%	10/1/23	3,155	3,266
	Nassau County NY GO	5.000%	10/1/27	975	1,081
	Nassau County NY GO	5.000%	4/1/39	250	256
	Nassau County NY GO	5.000%	4/1/43	390	399
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,744
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,650	1,522
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	925
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	1,830
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	2,601
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	441
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	927
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	682
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	4,190	3,531
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,512
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	2,363
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	2,304
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	93
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/24	185	191
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/24	130	137
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/24	680	693
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	315	329
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	830	866
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	365	381
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	7,620	8,115
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/28	3,900	4,284
	New York City Municipal Water Finance Authority Revenue	5.250%	6/15/30	2,555	2,567
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/34	1,180	1,185
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/34	1,935	1,992
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	1,230	1,266
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	695	715
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	6,110	6,399
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	3,565	3,832
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/36	6,545	6,852
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/36	6,155	6,444
	New York City Municipal Water Finance Authority Revenue	5.250%	6/15/36	5,000	5,573
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/37	10	10
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/37	890	947
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/37	2,370	2,573
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/37	365	400
	New York City Municipal Water Finance Authority Revenue	5.250%	6/15/37	1,000	1,103
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/38	435	447
93

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/38	900	986
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	7,975	8,469
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	625	664
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	1,200	1,274
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	500	531
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/40	5,045	5,056
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/40	2,010	2,225
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/41	9,050	9,070
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/41	7,515	7,533
New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	10,000	9,276
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/42	6,375	6,386
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/42	10,000	10,005
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/42	3,035	3,037
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/42	6,000	6,003
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/45	7,730	7,692
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/45	155	161
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/45	4,030	4,048
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/45	150	163
New York City Municipal Water Finance Authority Revenue	4.625%	6/15/46	3,000	3,030
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/46	10,530	11,362
New York City Municipal Water Finance Authority Revenue	5.250%	6/15/46	1,475	1,606
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/47	1,100	1,093
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/47	15,580	15,860
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/47	9,980	10,863
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/47	15,385	15,757
New York City Municipal Water Finance Authority Revenue	5.250%	6/15/47	800	879
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/48	21,960	23,729
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/48	22,620	24,556
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/49	5,885	5,792
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/49	5,250	5,167
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/49	11,020	10,845
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/49	9,490	9,339
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/49	13,325	14,551
New York City Municipal Water Finance Authority Revenue	5.250%	6/15/49	3,500	3,863
New York City Municipal Water Finance Authority Revenue	3.000%	6/15/50	820	673
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/50	5,000	4,912
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/50	1,500	1,645
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,000	1,181
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,070	1,178
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	15,000	16,209
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,401
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,000	3,331
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	50	52
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,630	1,717
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	183
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	437
94

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	1,985
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,800	5,300
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	1,640	1,807
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	272
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	500	577
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	240	264
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	3,100	3,294
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	1,035
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	796
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,070	2,259
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	665	691
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	1,000	1,030
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,500	5,996
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,270	3,556
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,153
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	9,490	10,021
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	633
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	4,099
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	50	52
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	793
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	115	124
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	490	493
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	1,000	1,036
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	250	251
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	4,000	4,326
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,000	1,100
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/27	100	100
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	4,000	4,459
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	915	920
95

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	800	804
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	326
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	430	432
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/32	16,905	19,454
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	140	141
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,449
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	2,010	2,117
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	203
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,320
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	760
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	263
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,591
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,885	8,929
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	315
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	7,500	7,609
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	8/1/37	3,500	3,867
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	2,000	2,030
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	255	276
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	3,000	3,018
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	3,435	3,492
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	4,141
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/43	360	387
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,276
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,240	1,328
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,520	5,774
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	9,215	9,770
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,981
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	2,840	2,866
96

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	1,110	1,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	150	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	450	466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	464
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	750	782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	550	558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,050	1,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	130	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	545	589
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	638
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,685	1,854
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	5,000	5,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	150	162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	600	613
97

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	225	241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,955	4,409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	3,025	3,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,790
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,860	4,936
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,077
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	3,982
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,380	1,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	465	474
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,000	1,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,105	1,202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,625
98

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	602
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	6,000	6,118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	882
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,450	1,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,070	8,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	3,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,452
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	400	408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	2,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,060	2,159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	982
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,190	2,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	220	239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	119
99

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,386
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	4,450	5,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,976
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,638
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,000	2,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	459
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	595	649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,145	2,363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,400	1,426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	3,899
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,455	2,674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	5,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,000	1,086
100

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	9,931
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	640	642
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,000	1,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,074
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	2,759
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	13,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,305
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	3,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	10,560	10,711
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	11,148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	494
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	2,082
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	5,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,840	2,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	960
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	2,925	3,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,135	7,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,112
101

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,375	2,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	2,716
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	4,250	4,280
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,095	7,401
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	5,000	5,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	5,000	5,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	16,444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,225	2,407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	679
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	4,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	4,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	4,775	5,348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	5,730
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,790
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	7,360	7,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,489
102

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	595	614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	5,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	743
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	2,950	2,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	9,700	9,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,075	6,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,180	4,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	5,000	4,908
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,064
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	17,105	18,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	2,720	3,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	5,000	4,897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	8,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	5,602
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	981
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/33	16,060	18,374
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	132
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	106
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	6,675	7,022
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	1,610	1,637
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	3,000	3,122
New York City Water & Sewer System Water Revenue	5.000%	6/15/22	100	100
New York City Water & Sewer System Water Revenue	5.000%	6/15/23	270	279
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,310
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	325	348
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	1,000	1,070
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	172
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	814
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	709
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	2,100	2,395
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	954
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	262
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,660	1,773
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,510	1,626
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,257
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	214
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,805	1,942
103

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,810	1,987
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	3,769
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	3,722
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,047
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,265	4,537
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	4,995
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,123
	New York City Water & Sewer System Water Revenue	4.000%	6/15/39	200	201
	New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	2,924
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	3,960
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,767
	New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,572
	New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	120
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	500	502
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	1,010	1,013
	New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,320
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	6,910	7,080
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	890	941
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	290	297
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,461
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	4,000	4,326
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	1,885
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	3,000	2,943
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	300	310
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/23	8,015	8,272
	New York City Water & Sewer Water Revenue	5.000%	6/15/27	2,340	2,527
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	137
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	372
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	226
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	259
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,465	3,675
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	124
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	101
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	854
	New York NY GO	4.000%	8/1/22	1,635	1,646
	New York NY GO	5.000%	8/1/22	3,535	3,567
	New York NY GO	5.000%	8/1/22	5	5
	New York NY GO	5.000%	8/1/22	735	742
	New York NY GO	5.000%	8/1/22	300	303
	New York NY GO	5.000%	8/1/22	1,515	1,529
	New York NY GO	5.000%	8/1/22	170	172
	New York NY GO	5.000%	8/1/22	700	706
	New York NY GO	5.000%	8/1/22	845	853
	New York NY GO	5.000%	8/1/22	205	207
	New York NY GO	5.000%	8/1/22	1,380	1,393
	New York NY GO	5.000%	8/1/22	215	217
	New York NY GO	5.000%	8/1/22	1,200	1,211
	New York NY GO	5.000%	8/1/22	5,250	5,298
104

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/22	225	227
New York NY GO	5.000%	8/1/22	200	202
New York NY GO	5.000%	8/1/22	200	202
New York NY GO	5.000%	8/1/23	6,500	6,639
New York NY GO	5.000%	8/1/23	1,670	1,729
New York NY GO	5.000%	8/1/23	290	300
New York NY GO	5.000%	8/1/23	275	285
New York NY GO	5.000%	8/1/23	100	104
New York NY GO	5.000%	8/1/23	5,200	5,385
New York NY GO	5.000%	8/1/23	2,910	3,014
New York NY GO	5.000%	8/1/23	5,275	5,463
New York NY GO	5.000%	8/1/23	190	190
New York NY GO	5.000%	8/1/23	225	233
New York NY GO	5.000%	8/1/23	815	844
New York NY GO	5.000%	8/1/23	1,025	1,062
New York NY GO	5.000%	8/1/23	690	715
New York NY GO	5.000%	8/1/24	310	313
New York NY GO	5.000%	8/1/24	710	716
New York NY GO	5.000%	8/1/24	250	259
New York NY GO	5.000%	8/1/24	3,045	3,210
New York NY GO	5.000%	8/1/24	1,120	1,181
New York NY GO	5.000%	8/1/24	745	785
New York NY GO	5.000%	8/1/24	365	385
New York NY GO	5.000%	8/1/24	4,760	5,018
New York NY GO	5.000%	8/1/24	1,000	1,054
New York NY GO	5.000%	8/1/24	1,050	1,107
New York NY GO	5.000%	8/1/24	1,350	1,423
New York NY GO	5.000%	8/1/24	210	215
New York NY GO	5.000%	8/1/24	270	285
New York NY GO	5.000%	8/1/24	250	256
New York NY GO	5.000%	8/1/25	2,000	2,002
New York NY GO	5.000%	8/1/25	605	619
New York NY GO	5.000%	8/1/25	2,195	2,269
New York NY GO	5.000%	8/1/25	1,260	1,353
New York NY GO	5.000%	8/1/25	1,465	1,548
New York NY GO	5.000%	8/1/25	2,285	2,454
New York NY GO	5.000%	8/1/25	745	793
New York NY GO	5.000%	8/1/25	675	725
New York NY GO	5.000%	8/1/25	1,835	1,971
New York NY GO	5.000%	8/1/25	1,115	1,197
New York NY GO	5.000%	8/1/25	3,500	3,759
New York NY GO	5.000%	8/1/25	1,180	1,267
New York NY GO	5.000%	8/1/25	1,405	1,509
New York NY GO	5.000%	8/1/25	145	145
New York NY GO	5.000%	8/1/25	665	680
New York NY GO	5.000%	8/1/25	3,900	4,188
New York NY GO	5.000%	3/1/26	2,710	2,835
New York NY GO	5.000%	8/1/26	2,095	2,272
New York NY GO	5.000%	8/1/26	2,035	2,185
New York NY GO	5.000%	8/1/26	5,235	5,714
New York NY GO	5.000%	8/1/26	905	988
New York NY GO	5.000%	8/1/26	1,255	1,324
New York NY GO	5.000%	8/1/26	220	240
New York NY GO	5.000%	8/1/26	635	693
New York NY GO	5.000%	8/1/26	85	86
105

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/26	645	704
New York NY GO	5.000%	8/1/26	5,445	5,943
New York NY GO	5.000%	3/1/27	1,675	1,750
New York NY GO	5.000%	8/1/27	1,855	2,009
New York NY GO	5.000%	8/1/27	1,450	1,554
New York NY GO	5.000%	8/1/27	1,255	1,333
New York NY GO	5.000%	8/1/27	4,355	4,757
New York NY GO	5.000%	8/1/27	1,760	1,949
New York NY GO	5.000%	8/1/27	875	904
New York NY GO	5.000%	8/1/27	195	205
New York NY GO	5.000%	8/1/27	475	523
New York NY GO	5.000%	8/1/27	5,000	5,536
New York NY GO	5.000%	8/1/27	110	122
New York NY GO	5.000%	8/1/27	3,600	3,986
New York NY GO	5.000%	3/1/28	2,000	2,089
New York NY GO	5.000%	8/1/28	120	120
New York NY GO	5.000%	8/1/28	2,740	2,801
New York NY GO	5.000%	8/1/28	240	257
New York NY GO	5.000%	8/1/28	1,055	1,119
New York NY GO	5.000%	8/1/28	330	359
New York NY GO	5.000%	8/1/28	1,555	1,708
New York NY GO	5.000%	8/1/28	3,305	3,656
New York NY GO	5.000%	8/1/28	555	619
New York NY GO	5.000%	8/1/28	1,000	1,120
New York NY GO	5.000%	8/1/28	1,235	1,333
New York NY GO	5.000%	8/1/28	1,000	1,120
New York NY GO	5.000%	8/1/28	6,200	6,946
New York NY GO	5.000%	8/1/28	1,070	1,199
New York NY GO	5.000%	8/1/29	500	517
New York NY GO	5.000%	8/1/29	395	419
New York NY GO	5.000%	8/1/29	6,300	6,829
New York NY GO	5.000%	8/1/29	50	54
New York NY GO	5.000%	8/1/29	5,000	5,663
New York NY GO	5.000%	8/1/29	100	100
New York NY GO	5.000%	8/1/29	585	586
New York NY GO	5.000%	8/1/29	255	261
New York NY GO	5.000%	8/1/29	1,000	1,133
New York NY GO	5.000%	8/1/29	13,235	14,989
New York NY GO	5.000%	8/1/30	3,885	4,171
New York NY GO	5.000%	8/1/30	2,230	2,412
New York NY GO	5.000%	8/1/30	3,585	3,878
New York NY GO	5.000%	8/1/30	495	548
New York NY GO	5.000%	8/1/30	5,315	6,062
New York NY GO	5.000%	8/1/30	14,000	15,967
New York NY GO	5.000%	8/1/30	4,070	4,642
New York NY GO	5.000%	10/1/30	3,000	3,399
New York NY GO	5.000%	10/1/30	390	390
New York NY GO	5.000%	12/1/30	490	533
New York NY GO	5.000%	8/1/31	5,515	5,919
New York NY GO	5.000%	8/1/31	85	89
New York NY GO	5.000%	10/1/31	8,910	10,050
New York NY GO	5.250%	10/1/31	5,500	6,140
New York NY GO	5.000%	12/1/31	200	217
New York NY GO	4.000%	8/1/32	350	362
New York NY GO	5.000%	8/1/32	110	116
106

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/32	1,120	1,246
	New York NY GO	5.000%	8/1/32	170	179
	New York NY GO	5.000%	10/1/32	180	180
	New York NY GO	4.000%	3/1/33	125	128
	New York NY GO	5.000%	4/1/33	4,440	5,050
	New York NY GO	5.000%	8/1/33	1,250	1,290
	New York NY GO	5.000%	8/1/33	1,000	1,057
	New York NY GO	4.000%	8/1/34	2,750	2,812
	New York NY GO	5.000%	12/1/34	100	108
	New York NY GO	3.000%	3/1/35	2,000	1,860
	New York NY GO	5.000%	6/1/35	5,000	5,310
	New York NY GO	5.000%	10/1/35	700	765
	New York NY GO	5.000%	12/1/35	820	887
	New York NY GO	5.000%	6/1/36	130	138
	New York NY GO	5.000%	3/1/37	5	5
	New York NY GO	4.000%	8/1/37	1,000	1,007
	New York NY GO	4.000%	8/1/37	485	489
	New York NY GO	5.000%	8/1/37	1,000	1,075
	New York NY GO	5.000%	12/1/37	3,100	3,392
	New York NY GO	5.000%	12/1/37	350	378
	New York NY GO	4.000%	3/1/38	2,145	2,160
	New York NY GO	4.000%	8/1/38	11,520	11,603
	New York NY GO	4.750%	8/1/38	4,455	4,567
	New York NY GO	5.000%	8/1/38	7,075	7,587
	New York NY GO	5.000%	8/1/38	5,640	6,251
	New York NY GO	5.000%	10/1/38	4,005	4,358
	New York NY GO	5.000%	12/1/38	1,000	1,077
	New York NY GO	4.000%	3/1/39	1,440	1,464
	New York NY GO	5.000%	3/1/39	4,500	5,009
	New York NY GO	5.000%	4/1/39	5,000	5,408
	New York NY GO	4.000%	8/1/39	595	597
	New York NY GO	4.000%	8/1/39	17,000	17,064
	New York NY GO	5.000%	8/1/39	10,095	11,063
	New York NY GO	4.000%	8/1/40	4,230	4,240
	New York NY GO	4.000%	10/1/40	500	519
	New York NY GO	4.000%	8/1/41	605	607
	New York NY GO	3.000%	10/1/41	5,000	4,276
	New York NY GO	5.000%	12/1/41	1,245	1,336
	New York NY GO	4.000%	8/1/42	2,160	2,164
	New York NY GO	4.000%	12/1/42	1,205	1,207
	New York NY GO	5.000%	4/1/43	7,500	8,052
	New York NY GO	5.000%	8/1/43	2,660	2,922
	New York NY GO	4.000%	12/1/43	510	521
	New York NY GO	5.000%	12/1/44	10,500	11,339
[4]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,142
	New York NY GO, Prere.	5.000%	8/1/22	7,630	7,698
	New York NY GO, Prere.	5.000%	8/1/22	1,780	1,796
	New York NY GO, Prere.	5.000%	8/1/22	1,670	1,685
	New York NY GO, Prere.	5.000%	8/1/22	125	126
	New York NY GO, Prere.	5.000%	10/1/22	285	289
	New York NY GO, Prere.	5.000%	10/1/22	930	943
	New York NY GO, Prere.	5.000%	10/1/22	420	426
	New York NY GO, Prere.	5.000%	10/1/22	680	690
	New York NY GO, Prere.	5.000%	2/1/23	350	358
	New York NY GO, Prere.	5.000%	3/1/23	980	1,005
107

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO, Prere.	5.000%	3/1/23	2,625	2,692
	New York NY GO, Prere.	5.000%	3/1/23	1,590	1,630
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	5,825	5,822
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	6,138
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	7,500	7,354
	New York Power Authority Electric Power & Light Revenue, ETM	5.000%	11/15/22	225	229
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	275	275
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/23	65	65
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	135	135
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/26	150	150
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/27	770	771
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	665	666
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	841
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	23
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	215	229
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	542
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	814
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	115	122
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,508
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	674
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	970	1,087
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	5,028
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	2,061
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,871
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,673
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	876
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,433
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,380
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,626
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	105
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	1,000	989
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,615	1,950
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	487
108

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,000	2,418
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	200
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,211
New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	5,000	5,539
New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	2,535	2,815
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,389
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	1,002
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	600	604
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,342
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/32	1,590	1,809
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/41	5,000	5,440
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/22	230	233
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	3,840	3,922
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	118
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	897
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	300	307
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	735	753
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	105	108
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	1,370	1,395
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	595	624
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	195	204
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,395	1,463
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	2,500	2,625
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	1,000	1,019
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,890	3,020
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,225	1,308
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,685	1,763
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	60,460	64,649
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	2,595	2,823
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	570	595
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,142
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,758
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	342
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,900	5,338
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	595	650
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	110	115
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	7,055	7,528
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	722
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,445	1,576
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,217
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,171
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,375	1,525
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,311
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,665	2,711
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	795
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	83
109

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	654
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	266
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,110
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	425	443
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	142
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	234
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,064
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	713
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	721
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,163
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	680	691
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,040
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	670
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	370	398
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,910	2,034
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	460	479
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	945	960
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	2,265	2,408
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,499
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,040	1,106
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,135
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,635	1,704
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,705	1,832
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,779
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,857
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,570	2,733
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	417
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	5,099
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	995	1,018
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	5,489
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	45
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	2,014
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	365	388
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,500	8,760
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	822
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	458
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,250	5,636
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,667
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,755
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,040	9,759
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	5,976
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	25,000	28,350
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,112
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	391
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	3,117
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,082
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,156
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	621
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	978
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,150
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,046
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	5,509
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,480	1,660
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	6,640
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,440
110

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,254
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,316
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	19,505	21,289
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,760	3,777
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	3,813
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,835
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,579
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,164
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	12,282
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,362
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,965
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,475	2,682
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	1,000	1,003
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	12,033
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	628
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	270
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,648
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	1,515	1,508
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,000	5,524
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	7,000	7,611
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	100	99
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	1,500	1,231
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	2,977
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	12,311
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,961
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	10,540	8,568
New York State Dormitory Authority Income Tax Revenue (State of New York Personal Income Tax Revenue)	4.000%	3/15/38	4,115	4,157
New York State Dormitory Authority Income Tax Revenue, ETM	4.000%	12/15/22	535	543
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	625	638
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,200	2,255
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,885	2,957
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	655	671
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	1,510	1,551
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	380	390
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	5,620	5,771
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,045	6,334
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	157
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	210
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,526
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	1,900	1,994
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	5,840
111

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	556
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,775	2,966
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	1,980
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,825
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	2,055	2,097
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,481
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	784
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/28	400	442
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,500	1,655
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	4,000	4,397
[6]	New York State Dormitory Authority Lease (Appropriation) Revenue	5.500%	5/15/22	1,810	1,813
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	1,000	1,069
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	5,685
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,046
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,035	2,062
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,060
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,100	1,201
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,446
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,435
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	100	110
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/30	2,460	2,756
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	106
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	2,808
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,093
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	1,841
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	1,905	2,085
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/34	1,385	1,537
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	1,095	1,124
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	250	257
112

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	135	139
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	300	308
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	1,265	1,298
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	5,105	5,361
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,530	1,639
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	10	11
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	95	99
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	135	145
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,690	1,811
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,900	1,988
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	820	875
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	100	107
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	225	245
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	3,690	3,856
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	1,930	2,069
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	910	994
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	2,290	2,441
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	3,300	3,448
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	433
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	720	785
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	10,450	11,519
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	1,826
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	1,837
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,700	1,853
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,538
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	3,375	3,606
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,255	2,455
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,464
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	500
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	494
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,535
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	655	698
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,634
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	3,518
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,221
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,345	3,490
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,695	2,874
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,305
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	390	416
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,555	2,771
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	71
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	839
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	299
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,835	1,989
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	646
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	108
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,363
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,522
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	9,312
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	2,609
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,089
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,548
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	7,102
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	13,815	15,012
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	312
113

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	3,028
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,330
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	359
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	259
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	33,280	35,884
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	450	483
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,430
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,306
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	4,389
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	5,245	5,438
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	2,010	2,159
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,975	4,943
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	6,040	5,994
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,109
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,765	1,812
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,458
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	616
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	1,575	1,582
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	100	100
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	144
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	4,238
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	718
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	129
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	7,225	7,825
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	1,220	1,342
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	969
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	140
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/26	110	110
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/32	100	100
	New York State Thruway Authority Highway & Bridge Trust Funds Miscellaneous Revenue	5.000%	4/1/30	9,000	9,024
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	400	409
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	2,855	2,916
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	537
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,627
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	372
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	2,615	2,761
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,066
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,920	3,079
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,775	1,871
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	505	532
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	5,325
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,294
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,082
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,495
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	1,000	994
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	25,000	24,807
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	4,048
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	4,856
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,422
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	117
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	515	544
114

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,757
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,500	2,422
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	693
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,558
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	21,715
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,400
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,438
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	2,500	2,010
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/54	30,000	29,363
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	7,755
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	6,777
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	275	282
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	525	539
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	600	616
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,110	1,140
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	630	647
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	400	411
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	375	385
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	550	565
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,895	4,016
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	360	369
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	3,056
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,704
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,655	3,746
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	236
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,650	2,716
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	8,995
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,483
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,700
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	320	328
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	750	802
115

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,280	5,646
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	115	118
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,500	2,615
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,695
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,655	2,891
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,741
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,345	1,489
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	108
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,325	6,869
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	400	409
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	865	958
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	200	204
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	10,695	10,931
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	708
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	2,095	2,264
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	159
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	775	869
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	6,305	6,444
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	349
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,010
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,160
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	2,220	2,521
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	378
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	148
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	666
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	285	305
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	5,010	5,494
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,850	2,913
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	208
116

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,000	4,563
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,615
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	419
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,287
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	150	156
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,500	1,533
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,750	4,852
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	536
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,815
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	511
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	5,076
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	5,511
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,495
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	190
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,190
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	923
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	177
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,470
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	280
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	160
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,000	1,117
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	551
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,500	1,675
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	5,054
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,971
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	3,845
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	4,947
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	5,000	4,364
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	1,715	1,722
117

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	5,600	5,611
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,166
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,384
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,410	2,457
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,486
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	11,500	11,393
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	16,775	16,618
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,010	999
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	10,725	8,748
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,500	10,368
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	19,300	19,057
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,043
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	2,300	1,852
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	380	390
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	1,660	1,705
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	11
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,955	14,101
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	110
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	8,140	7,009
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,802
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	2,360	2,351
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	7,060	7,026
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	13,700	13,633
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	3,115	3,091
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,056
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,000	733
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,990	2,167
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	2,020	2,147
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	500	530
118

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,307
Oyster Bay NY GO	4.000%	11/1/22	820	829
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/22	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	130
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,562
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	604
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	344
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	500	538
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	200	200
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	25	27
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	125	134
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	370	397
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	122
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	113
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	11,553
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	425	456
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	265
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	195
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	622
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	4,455	4,777
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	316
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	3,768
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	251
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,639
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,563
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,285	1,297
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,079
119

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,824
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,342
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	4,947
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,717
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,679
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	5,155	5,493
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,387
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	395
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	203
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,010	1,018
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,262
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	443
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,535
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,705	9,430
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	1,055	1,158
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	885	877
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,998
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,490
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	2,390	2,557
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	1,150	1,267
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	11,562
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	3,370	3,234
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	212
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/22	1,590	1,615
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/23	300	312
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,063
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	5,035	5,231
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	5,380	5,717
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,100	1,169
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,110
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,155	3,352
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,585	2,747
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,539
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,148
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	211
120

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	1,040	1,059
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	112
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,095	1,141
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	365
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	558
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	560	568
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	442
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	548
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	510	525
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	266
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,408
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	347
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	1,890
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	264
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	272
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	865	979
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	509
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	190
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	502
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	395	435
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	1,888
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,470	1,616
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,045
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,311
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,123
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,462
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	466
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	630
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	395	432
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,095
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,090	7,727
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	1,500	1,639
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,439
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	2,350	2,559
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,273
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,505
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,723
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,580	8,239
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,220
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,624
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	10,273
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	300
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,893
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	2,015	1,996
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,196
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	7,335
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	5,950	6,485
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,000	977
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	16,335	15,946
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	3,000	3,266
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	4,235	4,189
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/47	3,000	3,314
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	5,000	3,439
121

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,500	6,057
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	7,705	7,597
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	2,000	1,972
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	7,420	8,123
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	2,000	2,448
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	12,000	13,315
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/57	1,000	1,096
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/28	3,000	3,339
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	3,000	3,375
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/30	3,000	3,394
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/31	2,180	2,488
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	2,000	1,973
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	1,000	966
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/24	1,170	1,175
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,700	4,793
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	5,965	6,154
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	321
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,415
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	204
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	175	188
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	276
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	71
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	93
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	104
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	10,395	10,841
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	153
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,105	3,238
122

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	410	442
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	11,525	12,426
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	805	839
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	105	113
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	446
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	1,275	1,328
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,217
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	9,395	10,103
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,717
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	5,804
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,376
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	14,280	14,853
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	8,147
				3,714,151
North Carolina (1.2%)
Charlotte NC (Transit Project) COP	4.000%	6/1/34	4,535	4,812
Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,490
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	8,660	9,285
Charlotte NC COP	3.000%	6/1/22	75	75
Charlotte NC COP	4.000%	6/1/49	2,750	2,757
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	100	103
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,537
Forsyth County NC GO	3.000%	4/1/29	4,535	4,613
Mecklenburg County NC GO	5.000%	12/1/26	1,780	1,977
Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,106
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,884
North Carolina Appropriations Revenue	5.000%	5/1/22	560	560
North Carolina Appropriations Revenue	5.000%	5/1/22	1,000	1,000
North Carolina Appropriations Revenue	5.000%	5/1/23	1,025	1,056
North Carolina Appropriations Revenue	5.000%	6/1/23	2,290	2,363
North Carolina Appropriations Revenue	5.000%	5/1/24	2,065	2,173
North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,610
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,457
North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,143
North Carolina Appropriations Revenue	5.000%	6/1/25	865	930
North Carolina Appropriations Revenue	5.000%	5/1/26	11,030	12,076
North Carolina Appropriations Revenue	5.000%	5/1/26	405	425
North Carolina Appropriations Revenue	5.000%	5/1/26	3,520	3,854
North Carolina Appropriations Revenue	5.000%	5/1/27	1,175	1,309
North Carolina Appropriations Revenue	5.000%	5/1/27	195	205
North Carolina Appropriations Revenue	5.000%	5/1/30	55	61
123

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Appropriations Revenue	5.000%	5/1/31	9,195	10,588
	North Carolina Appropriations Revenue	4.000%	5/1/33	80	84
	North Carolina Appropriations Revenue	4.000%	5/1/34	40	42
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/23	5,050	5,201
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	105
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	150	161
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	1,785	2,066
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,350	1,326
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,183
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,328
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	19,970	21,649
	North Carolina GO	5.000%	5/1/22	500	500
	North Carolina GO	5.000%	6/1/22	225	226
	North Carolina GO	5.000%	6/1/23	5,215	5,381
	North Carolina GO	5.000%	6/1/24	1,775	1,872
	North Carolina GO	5.000%	6/1/25	1,895	2,044
	North Carolina GO	5.000%	6/1/26	3,350	3,687
	North Carolina GO	5.000%	6/1/26	1,070	1,178
	North Carolina GO	5.000%	6/1/27	2,940	3,229
	North Carolina GO	5.000%	6/1/28	6,010	6,841
	North Carolina GO	5.000%	6/1/28	100	110
	North Carolina GO	5.000%	6/1/29	1,505	1,739
	North Carolina GO	2.125%	6/1/36	1,180	969
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,235	2,291
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	165	173
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	5,503
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	540	576
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	107
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,025	5,606
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	115	129
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	300	301
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	245	255
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	345	365
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	156
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	195	210
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	305	328
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	43
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,345
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	2,857
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/26	2,785	3,051
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	11,000	4,258
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,605
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	209
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,590
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	705	775
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	208
124

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	4,250	4,412
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,241
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	10,000	8,140
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,361
	Wake County NC Appropriations Revenue	5.000%	3/1/24	5,000	5,242
	Wake County NC Appropriations Revenue	5.000%	3/1/25	3,250	3,481
	Wake County NC Appropriations Revenue	5.000%	3/1/26	1,750	1,913
	Wake County NC GO	5.000%	3/1/23	510	523
					199,624
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	952
[1]	University of North Dakota COP	2.500%	6/1/54	1,200	772
[1]	University of North Dakota COP	3.000%	6/1/61	8,250	5,921
					7,645
Ohio (1.6%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	427
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	394
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,690
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	282
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,435
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	750	780
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	200	207
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,410
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,000	3,378
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,399
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	3,107
	Athens City School District GO	3.250%	12/1/48	2,775	2,473
[2]	Berea City School District GO	4.000%	12/1/53	250	256
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	517
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	662
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	8,235	8,268
[3]	Cincinnati City School District GO	5.250%	12/1/31	200	241
	Cleveland Heights & University Heights City School District GO, Prere.	4.500%	6/1/23	1,870	1,919
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,123
	Columbus OH GO	5.000%	7/1/26	6,300	6,921
	Columbus OH GO	4.000%	4/1/31	4,000	4,222
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,292
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	234
	Columbus OH Sewer Revenue	5.000%	6/1/29	6,635	7,259
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,665
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,752
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	487
125

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	464
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,555
	Cuyahoga Community College District College & University Revenue	5.000%	8/1/28	275	277
	Fairborn City School District GO	3.000%	12/1/55	5,000	4,091
	Forest Hills Local School District GO	5.000%	12/1/46	200	209
	Franklin City School District GO	3.000%	11/1/57	6,180	5,035
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,948
	Groveport-Madison Local School District GO, Prere.	5.000%	10/1/22	6,205	6,293
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project), Prere.	5.000%	6/1/22	100	100
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	219
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	431
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	260	271
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	13,410	14,881
	Miami University College & University Revenue	4.000%	9/1/45	4,025	4,044
	North Canton City School District GO	3.000%	11/1/56	2,500	2,041
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/49	4,075	4,148
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	618
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	4,865	5,011
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,911
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,160	2,241
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	319
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	7,334
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,193
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	5,042
	Ohio GO	5.000%	12/15/22	315	322
	Ohio GO	5.000%	9/15/23	140	145
	Ohio GO	5.000%	12/15/23	1,550	1,620
	Ohio GO	5.000%	9/15/24	1,040	1,103
	Ohio GO	5.000%	9/15/24	2,750	2,917
	Ohio GO	5.000%	9/1/25	505	546
	Ohio GO	5.000%	9/15/25	480	519
	Ohio GO	5.000%	9/15/25	190	206
	Ohio GO	5.000%	8/1/26	155	170
	Ohio GO	5.000%	5/1/27	210	234
	Ohio GO	5.000%	8/1/27	4,510	5,041
	Ohio GO	5.000%	5/1/30	2,190	2,335
	Ohio GO	5.000%	5/1/34	3,000	3,183
	Ohio Government Fund/Grant Revenue	5.000%	12/15/22	175	179
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	230
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,315	1,427
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,183
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	787
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	307
126

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/22	1,000	1,019
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,096
	Ohio State University College & University Revenue	3.500%	6/1/38	405	393
	Ohio State University College & University Revenue	5.000%	12/1/39	645	684
	Ohio State University College & University Revenue	4.000%	6/1/43	17,720	17,932
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,052
	Ohio State University College & University Revenue	3.000%	12/1/44	5,000	4,212
	Ohio State University College & University Revenue	4.000%	12/1/48	11,500	11,593
	Ohio State University College & University Revenue	2.500%	12/1/51	1,000	679
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,000	1,067
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	740	827
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	400	410
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	371
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	28
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	872
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	1,120	1,147
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	81
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	264
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	246
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	155
[4]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	640	717
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	5,750
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	1,395	1,426
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	968
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	1,380	1,546
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,150	1,186
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	156
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	2,115	2,301
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,030	2,308
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,722
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	6,677
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	6,490	7,413
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	2,575	2,960
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,425
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,633
	Perry Local School District GO	3.000%	11/1/55	6,550	5,360
	Revere Local School District GO, Prere.	5.000%	6/1/22	265	266
	South-Western City School District GO, Prere.	4.000%	6/1/22	220	221
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,432
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,601
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	835
[2]	Warrensville Heights City School District GO	5.000%	12/1/44	515	542
[2]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,341
	Wickliffe City School District GO	3.125%	12/1/43	775	684
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,098
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	1,019
127

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	320
[2,8]	Winton Woods City OH School District GO	4.000%	11/1/53	5,570	5,623
	Winton Woods City School District GO, Prere.	5.000%	5/1/22	500	500
					262,093
Oklahoma (0.2%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	850
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,029
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	250	275
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	7,276
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	270	295
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,368
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	774
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/45	1,000	1,022
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,351
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	3,036
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	213
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	390
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	175	197
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	565	577
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	500	536
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,636
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	130	141
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,760	8,895
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/51	3,940	4,511
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/22	1,925	1,931
					37,303
Oregon (0.8%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,498
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	251
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	403
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	244
[4]	Columbia County School District No. 502 GO, 5.000% coupon rate effective 6/15/22	0.000%	6/15/45	1,115	1,231
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,826
	Multnomah County OR GO	5.000%	6/15/29	2,990	3,435
	Multnomah County OR GO, Prere.	4.000%	6/1/22	2,105	2,110
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,549
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	15,000	15,493
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	5,065	5,457
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/22	495	497
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/22	710	713
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	234
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	364
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,770	2,008
128

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,655	9,024
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	6,345	6,754
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,450	3,673
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,820
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,694
Oregon GO	5.000%	12/1/23	500	522
Oregon GO	5.000%	8/1/29	2,290	2,554
Oregon GO, Prere.	5.000%	8/1/23	25	26
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	4,365	3,359
Oregon State Lottery Revenue	5.000%	4/1/24	4,000	4,201
Oregon State Lottery Revenue	5.000%	4/1/25	1,175	1,232
Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,467
Oregon State Lottery Revenue	5.000%	4/1/28	175	187
Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,715
Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,053
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,146
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	4,435	4,968
Portland OR Sewer System Sewer Revenue	5.000%	6/15/22	4,505	4,524
Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,293
Portland OR Water System Water Revenue	5.000%	5/1/44	4,000	4,447
Salem-Keizer School District No. 24J GO	5.000%	6/15/34	1,075	1,206
Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,569
Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,701
Seaside School District No. 10 GO	0.000%	6/15/37	500	268
University of Oregon College & University Revenue	5.000%	4/1/45	100	106
University of Oregon College & University Revenue	3.500%	4/1/52	15,000	13,464
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,100
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,222
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,225	9,730
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,582
Washington County OR GO	3.000%	7/1/34	1,055	1,027
				133,947
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/27	1,180	1,304
Allegheny County PA GO	5.000%	11/1/28	1,860	2,051
Allegheny County PA GO	5.000%	11/1/29	675	742
Allegheny County PA GO	5.000%	11/1/41	430	466
Allegheny County PA GO, Prere.	5.000%	12/1/22	640	652
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/22	2,575	2,624
Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,138
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	1,005
Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	335	335
Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	150	150
129

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County PA Middletown Township GO	5.000%	8/15/22	195	197
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	420
	Chester County IDA Recreational Revenue	4.000%	12/1/51	1,000	996
[1]	Coatesville School District GO	5.000%	8/1/23	285	295
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	106
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,770	1,775
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	100	100
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	445
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,375	2,588
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	300	302
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	3,935	3,958
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	225	226
	Commonwealth of Pennsylvania GO	5.000%	8/15/22	25	25
	Commonwealth of Pennsylvania GO	5.000%	9/15/22	1,110	1,125
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	220	225
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	310	317
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	3,530	3,622
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	775	796
	Commonwealth of Pennsylvania GO	5.000%	4/1/23	5,775	5,936
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	465
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	985	1,024
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	25	26
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,160	3,305
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	467
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	395
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	475
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,715	1,814
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	38,465	41,012
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,174
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	161
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	10,000	10,744
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	7,545	8,148
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	1,990
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,325	1,437
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,290	5,722
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	100	104
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	2,165	2,348
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,414
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,730	2,999
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,576
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,220	3,550
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,214
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	760
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	25
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	5,559
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	245	268
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	310	340
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	572
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	8,860	9,739
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	144
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,480	6,159
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	300	306
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,496
[2]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	1,988
130

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	411
	Commonwealth of Pennsylvania GO	5.000%	5/15/29	2,085	2,362
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	941
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,633
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	101
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	3,892
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,307
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	921
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	342
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	405
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	514
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	707
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	12,015
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,118
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	102
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,439
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	751
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	114
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	2,000	2,054
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,284
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	4,500	4,618
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,873
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	2,998
	Commonwealth of Pennsylvania GO, ETM	5.000%	6/1/22	300	301
	Commonwealth of Pennsylvania GO, Prere.	4.000%	6/1/22	1,250	1,253
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,635	3,646
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,675	1,680
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	2,110	2,116
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,800	1,805
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	150	150
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	775	777
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,541
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,910	1,963
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	770	791
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	11,165
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	11,950	12,280
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	496
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	1,899
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	16
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	235	255
	Delaware River Port Authority Highway Revenue	4.500%	1/1/32	345	355
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	104
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	245	249
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,005	6,004
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,120	6,914
	Governor Mifflin School District GO, Prere.	4.000%	4/1/23	500	509
	Haverford Township PA GO	4.000%	6/1/30	445	469
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	197
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	214
[1]	Luzerne County PA GO	5.000%	11/15/29	40	43
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	417
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,092
131

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,845
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	970
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	2,000	1,929
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	1,000	1,093
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,357
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	3,000	2,352
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	7,500	7,125
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	3,755	4,055
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	67
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	139
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	247
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	146
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	5,668
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	112
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	196
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,105
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	2,295	2,421
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	160	174
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	2,000
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	6,075
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	6,465	7,119
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	119
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	541
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	6,159
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,000	6,441
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	5,750	4,534
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	2,660	2,661
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	10,000	9,609
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	10,000	9,575
	Pennsylvania Turnpike Commission Fuel Sales Tax Revenue	5.000%	11/15/22	285	290
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	469
132

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	520	564
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	180	195
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	325
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,670	1,807
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,106
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	4,115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,000	1,109
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,089
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	154
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,331
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	3,540	3,728
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,224
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,147
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	520	574
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,025
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	440	451
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	670	724
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,455
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,275	4,962
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,160
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,602
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,370	3,530
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	4,568
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	2,055	2,187
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,201
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,765	1,892
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	10,900	11,758
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,156
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	148
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	3,803
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	355	365
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,084
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	4,817
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,530	2,642
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	867
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	110
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,052
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	580	612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	830	880
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	106
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	2,159
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,906
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	527
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,625	2,800
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	7,117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	4,379
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,060	3,828
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	7,118
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	6,400	6,020
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	2,300	2,522
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	2,500	1,898
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,877
133

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,505	3,573
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,065
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	8,075	8,231
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	11,675
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	52
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	300	299
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	923
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	837
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	100	101
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	269
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	115	118
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,235	1,334
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	5,595	5,984
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,725	4,048
	Philadelphia PA GO	5.000%	8/1/26	5,225	5,707
[1]	Philadelphia PA GO	5.000%	8/1/30	800	888
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,330
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	136
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/43	6,000	6,576
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,121
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	5,000	5,474
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,343
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,415	1,494
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,055	1,113
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,444
	Philadelphia School District GO	5.000%	9/1/25	555	593
[3]	Philadelphia School District GO	5.000%	6/1/27	365	401
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,073
	Philadelphia School District GO	5.000%	9/1/44	2,535	2,778
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,455	2,554
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,227
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	2,069
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	929
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	621
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	425	462
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/43	4,875	5,058
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	5,000	5,245
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	208
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,911
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	104
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,359
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	569
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	375	389
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,194
134

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	563
					608,630
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	1,605	1,656
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	528
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	755	818
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	205	224
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	740	806
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	10,303
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	1,250	1,312
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	215
					15,862
South Carolina (0.6%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	244
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	5,655	5,879
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,505	1,535
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,246
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	813
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	4,233
[8]	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	5,995	6,268
	Richland County SC GO	5.000%	3/1/23	10,770	11,039
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	36
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	4,065
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,310	2,245
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,915
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	1,188
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,322
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	3,000	2,897
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	1,900	1,809
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	2,000	1,988
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	85	89
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	206
135

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	79
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	396
[3]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	10
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	80	79
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	21
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	325
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	442
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	255	274
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	123
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	69
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	45
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	117
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	331
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	727
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	12,159
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	280
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,779
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	397
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	100	97
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,187
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,624
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	723
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,050	1,117
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	610
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	105	112
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/39	25	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,771
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	225	221
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	26
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	840	799
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	607
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	16
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	45	45
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	9,270	9,298
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	150	150
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	200	208
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	270	286
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,304
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,516
					93,417
South Dakota (0.0%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	680	581
Tennessee (0.3%)
	Memphis & Shelby County Port Commission Port, Airport & Marina Revenue	5.000%	4/1/35	500	501
	Memphis TN GO	5.000%	4/1/26	7,510	8,037
	Memphis TN GO	4.000%	6/1/32	1,390	1,442
136

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	539
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	785	790
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	528
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	325	343
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	315	336
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,514
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,215	1,328
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,975	9,494
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	2,610	2,715
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,142
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,365	1,412
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	418
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	805	832
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	998
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,757
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	855
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,501
	Oak Ridge TN GO	5.000%	6/1/25	600	645
	Shelby County TN GO	5.000%	3/1/24	690	723
	Tennessee GO	5.000%	8/1/22	15	15
	Tennessee GO, Prere.	4.000%	8/1/22	50	50
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/22	480	488
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,170	5,596
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	168
	Tennessee State School Bond Authority College & University Revenue, Prere.	5.000%	11/1/22	200	203
					48,370
Texas (8.6%)
	Abilene TX GO, Prere.	5.000%	2/15/23	425	436
[3]	Alamo Community College District GO	4.500%	8/15/33	25	25
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	347
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	310	333
[14]	Alief Independent School District GO	4.000%	2/15/31	2,580	2,684
[14]	Arlington TX Independent School District GO	5.000%	2/15/23	500	512
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	361
137

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	1,027
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,194
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,233
	Austin TX GO	5.000%	9/1/22	2,500	2,530
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	320
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	558
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	107
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	5,600	5,722
	Bexar County TX GO, Prere.	4.000%	6/15/23	610	623
	Bexar County TX GO, Prere.	5.000%	6/15/23	3,560	3,674
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,582
	Bexar County TX GO, Prere.	5.000%	6/15/26	2,490	2,738
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	725	732
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	125	137
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	170	187
[8]	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/43	2,350	2,427
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	174
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,925	2,038
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,319
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,524
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	1,070
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	4,856
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	8,655	8,434
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,250	1,294
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,125	1,149
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	592
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	100	108
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	95	95
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	311
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,231
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,474
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,668
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,365	9,668
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	725	399
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	3,630	1,905
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	5,250	5,491
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	18,195	18,759
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,584
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,540	6,727
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	1,903	1,923
[1]	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	375	379
[2]	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	50	51
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,400	1,498
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,551
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,537
138

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,741
	Collin County Community College District GO	5.000%	8/15/24	1,515	1,604
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,238
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,642
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,682
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,100	1,175
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	516
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	750	818
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	16
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	2,375	2,527
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,671
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	5,500	6,248
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	430	502
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	319
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	5,060	5,782
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	5,000	5,571
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/51	7,000	7,193
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	3,075	3,334
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	4,255	4,613
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,305	1,415
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,515	7,064
	Dallas College GO	4.000%	2/15/28	730	767
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	110
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,280	1,420
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	344
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	424
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	399
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,185	2,449
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	2,115	2,191
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	675	684
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/39	1,000	1,001
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	600	616
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	4,827
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	11,465	11,408
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/46	3,515	3,482
[14]	Dallas Independent School District GO	5.000%	2/15/23	2,050	2,100
[14]	Dallas Independent School District GO	5.000%	8/15/23	125	130
[14]	Dallas Independent School District GO	5.000%	8/15/24	535	566
[14]	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,223
[14]	Dallas Independent School District GO, Prere.	3.000%	8/15/22	200	201
[14]	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,435	1,446
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/22	1,225	1,238
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,347
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,380
	Dallas TX GO	5.000%	2/15/23	3,370	3,454
	Dallas TX GO	5.000%	2/15/23	10,000	10,249
139

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX GO	5.000%	2/15/24	500	523
	Dallas TX GO	5.000%	2/15/24	10,000	10,468
	Dallas TX GO	5.000%	2/15/25	10	10
	Dallas TX GO	5.000%	2/15/27	1,870	1,955
	Dallas TX GO	5.000%	2/15/28	5,205	5,438
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	1,265	1,316
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,635	1,738
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,970	2,128
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	800	882
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	948
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	242
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	545	553
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	50	51
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	440
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	363
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	110	111
[14]	Denton Independent School District GO	5.000%	8/15/48	2,565	2,803
	Denton Independent School District GO, Prere.	5.000%	2/15/23	130	133
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	110	119
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	1,900	2,051
[14]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,210
[14]	Eagle Brook Meadows Metropolitan District No. 3 GO	2.250%	8/15/51	5,000	3,239
[14]	El Paso Independent School District GO	4.000%	8/15/48	5,000	5,112
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	697
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,532
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,442
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,000	3,696
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,590	1,497
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	773
[14]	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	393
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,465
[8,14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,920
[14]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	3,000	2,722
[14]	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,034
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	7,145	7,730
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	15,165	14,999
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	1,995	2,143
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	53
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	30,550	31,694
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	18,040	18,778
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	7,848
[14]	Gregory-Portland Independent School District GO	5.000%	2/15/25	465	496
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,046
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	783
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	416
140

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	390
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	160	163
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,525	2,671
	Harris County Flood Control District GO	4.000%	10/1/45	5,000	5,135
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/22	110	112
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	7,500	7,485
	Harris County TX GO	5.000%	10/1/24	280	284
	Harris County TX GO	5.000%	10/1/24	545	553
	Harris County TX GO	5.000%	10/1/26	1,255	1,357
	Harris County TX GO	5.000%	10/1/27	2,710	2,925
	Harris County TX GO	5.000%	10/1/28	920	991
	Harris County TX Highway Revenue	5.000%	8/15/22	670	677
	Harris County TX Highway Revenue	5.000%	8/15/23	870	902
	Harris County TX Highway Revenue	5.000%	8/15/24	1,805	1,910
	Harris County TX Highway Revenue	5.000%	8/15/25	2,520	2,721
	Harris County TX Highway Revenue	5.000%	8/15/28	615	675
	Harris County TX Highway Revenue	5.000%	8/15/29	850	858
	Harris County TX Highway Revenue	5.000%	8/15/30	150	151
	Harris County TX Highway Revenue	5.000%	8/15/30	770	843
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,172
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	660
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	184
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	214
	Hidalgo County TX GO	4.000%	8/15/43	3,905	4,064
	Houston Community College System GO, Prere.	5.000%	2/15/23	430	441
	Houston Community College System GO, Prere.	5.000%	2/15/23	1,130	1,158
	Houston Community College System GO, Prere.	5.000%	2/15/23	7,015	7,190
[14]	Houston Independent School District GO	5.000%	2/15/23	1,170	1,199
[14]	Houston Independent School District GO	5.000%	2/15/24	3,645	3,818
[14]	Houston Independent School District GO	5.000%	2/15/24	255	267
[14]	Houston Independent School District GO	5.000%	2/15/25	2,740	2,922
[14]	Houston Independent School District GO	5.000%	2/15/26	3,720	4,045
[14]	Houston Independent School District GO	5.000%	2/15/27	150	163
[14]	Houston Independent School District GO	5.000%	2/15/29	200	217
[14]	Houston Independent School District GO	5.000%	2/15/30	835	905
[14]	Houston Independent School District GO	5.000%	2/15/31	3,730	4,036
[14]	Houston Independent School District GO	4.000%	2/15/33	500	525
[14]	Houston Independent School District GO PUT	2.250%	6/1/22	1,000	1,000
[14]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	1,009
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	92
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	176
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,195	1,330
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,000	5,422
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	4,530	4,557
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,500	3,521
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/22	1,070	1,071
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	355	366
141

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	310	326
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	505	530
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	649
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	372
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,180
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	6,015	6,924
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	620	674
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	385	418
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	156
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	553
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,167
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,118
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	2,052
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	79
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,305
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	2,720	3,025
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	5,750	5,831
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,194
	Houston TX GO	5.000%	3/1/23	12,900	13,227
	Houston TX GO	5.000%	3/1/24	140	147
	Houston TX GO	5.000%	3/1/25	100	107
	Houston TX GO	5.000%	3/1/26	2,145	2,334
	Houston TX GO	5.000%	3/1/27	2,215	2,407
	Houston TX GO	5.000%	3/1/27	1,650	1,826
	Houston TX GO	5.000%	3/1/28	300	325
	Houston TX GO	5.000%	3/1/28	6,080	6,707
	Houston TX GO	5.000%	3/1/28	85	95
	Houston TX GO	5.000%	3/1/30	1,000	1,150
	Houston TX GO	5.000%	3/1/31	1,355	1,575
	Houston TX GO	4.000%	3/1/32	2,000	2,140
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	627
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	523
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,076
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	523
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	522
	Irving TX GO	5.000%	9/15/29	1,525	1,717
[14]	Judson Independent School District GO	4.000%	2/1/41	5	5
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,609
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,208
	Killeen TX GO, Prere.	5.000%	8/1/22	1,495	1,508
[14]	Klein Independent School District GO	4.000%	8/1/29	1,625	1,688
[14]	Klein Independent School District GO	4.000%	8/1/40	23,645	24,297
[14]	Klein Independent School District GO	4.000%	2/1/45	6,410	6,540
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/52	2,500	2,571
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	5,081
[14]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,688
[14]	Leander Independent School District GO	5.000%	8/15/38	450	480
[14]	Leander Independent School District GO	5.000%	8/15/40	400	426
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	742
[14]	Leander Independent School District GO	5.000%	8/15/49	2,000	2,144
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	260	270
142

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	180	186
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	120	52
[14]	Lewisville Independent School District GO	5.000%	8/15/22	1,000	1,010
	Lewisville Independent School District GO	5.000%	8/15/25	2,840	2,938
[14]	Lewisville Independent School District GO	4.000%	8/15/26	550	578
[14]	Lewisville Independent School District GO	4.000%	8/15/27	1,855	1,940
	Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,729
	Lone Star College System GO	5.000%	2/15/24	450	471
[14]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,686
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/37	1,355	1,357
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	8,283
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,455
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	850	851
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,450	1,546
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,120	5,547
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/31	1,250	1,251
	Lower Colorado River Authority Lease Revenue	5.500%	5/15/32	200	206
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/39	300	300
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	3,775	3,857
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	600	636
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	660	711
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	4,973
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/46	8,745	8,481
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/51	5,000	4,782
[14]	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	4,032
[14]	Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,191
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	5.000%	9/15/22	440	446
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,367
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,070
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,061
[14]	New Caney Independent School District GO	5.000%	2/15/38	2,500	2,728
	Newark Higher Education Finance Corp. College & University Revenue	4.000%	4/1/57	3,000	2,777
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	135
[14]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	340
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/60	4,000	4,038
[2]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,453
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	376
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,217
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,160
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,400	1,429
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	4,800	4,897
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	600	613
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	245
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,140	1,161
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,455	2,553
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,230	1,252
143

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,125	1,169
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	3,955
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,090	3,208
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,350	1,452
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	54
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,660	2,807
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,752
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	388
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	242
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,070
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	800	828
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,135
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,066
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,569
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	262
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,328
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	259
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	117
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,053
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,483
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	628
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	4,535	4,608
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	505	516
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,480	8,986
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,290	2,481
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	7,055	7,167
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	651
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	4,120	4,077
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	35,010	37,600
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	8,410	8,997
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,442
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,027
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	854
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	16,296
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	2,009
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	115	56
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	400	409
[9]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	11,875	13,030
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	100	110
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	7,975	6,626
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	943
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	1,862
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	100	74
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	110
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	3,605	2,442
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	1,005	652
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	124
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	5,087
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	605	344
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	6,615	3,587
[14]	Northside Independent School District GO PUT	2.750%	8/1/23	1,320	1,330
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	3,894
[14]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	1,455	1,489
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,030	1,088
144

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	2,100	2,214
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	485
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,314
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	300	309
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,941
	Red River Education Finance Corp. College & University Revenue, Prere.	5.000%	3/15/23	150	154
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,491
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	120	128
[14]	Round Rock Independent School District GO	5.000%	8/1/31	425	487
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	5,214
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	3,271
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,559
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/33	890	895
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/34	165	166
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,140	4,230
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	225
[8]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	1,085	1,108
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	3,030	3,182
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,615	1,629
[8]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	500	531
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	695	743
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	9,820	10,622
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	910	992
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	501
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	14,499
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,850
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	460	500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	280
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,175
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	555
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,072
145

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,420
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	3,065
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	196
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	5,823
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	8,000	8,822
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,365	1,397
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	5,395	5,515
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	16,910	17,285
[14]	San Antonio TX Independent School District GO	5.000%	2/15/24	720	754
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,082
	San Antonio Water System Water Revenue	5.000%	5/15/26	705	725
	San Antonio Water System Water Revenue	5.000%	5/15/33	585	638
	San Antonio Water System Water Revenue	5.000%	5/15/34	8,025	8,750
	San Antonio Water System Water Revenue	4.000%	5/15/51	5,000	5,094
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,205
[14]	Spring Branch Independent School District GO	5.000%	2/1/23	1,280	1,310
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	1,415	1,404
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	145	148
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	250	259
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	52
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	3,829
	Texas GO	5.000%	10/1/22	710	720
	Texas GO	5.000%	10/1/22	1,455	1,476
	Texas GO	5.000%	4/1/23	2,845	2,925
	Texas GO	5.000%	10/1/23	225	234
	Texas GO	5.000%	4/1/24	805	845
	Texas GO	5.000%	10/1/24	1,020	1,070
	Texas GO	5.000%	10/1/24	2,130	2,261
	Texas GO	5.000%	10/1/24	285	303
	Texas GO	5.000%	4/1/25	1,720	1,804
	Texas GO	5.000%	10/1/25	985	1,044
	Texas GO	5.000%	10/1/25	800	866
	Texas GO	5.000%	4/1/26	2,435	2,552
	Texas GO	5.000%	10/1/26	270	286
	Texas GO	5.000%	10/1/26	1,020	1,103
	Texas GO	5.000%	10/1/27	360	381
	Texas GO	5.000%	10/1/27	1,710	1,846
	Texas GO	5.000%	10/1/28	3,205	3,453
	Texas GO	5.000%	10/1/29	5,365	5,965
	Texas GO	5.000%	10/1/29	1,015	1,091
	Texas GO	4.000%	10/1/31	425	435
	Texas GO	5.000%	10/1/31	510	563
	Texas GO	5.000%	10/1/31	9,390	10,068
	Texas GO	5.000%	10/1/32	2,060	2,272
	Texas GO	5.000%	10/1/33	965	1,062
146

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/34	270	296
	Texas GO	5.000%	10/1/36	4,135	4,418
[8]	Texas GO	5.000%	8/1/39	4,000	4,254
[8]	Texas GO	5.000%	8/1/40	3,000	3,189
[8]	Texas GO	5.000%	8/1/41	3,000	3,187
	Texas GO	4.000%	10/1/44	6,100	6,228
	Texas GO, Prere.	5.000%	4/1/24	640	672
	Texas GO, Prere.	5.000%	4/1/24	455	478
	Texas GO, Prere.	5.000%	4/1/24	1,550	1,628
	Texas GO, Prere.	5.000%	4/1/24	230	242
	Texas GO, Prere.	5.000%	4/1/24	3,665	3,849
	Texas GO, Prere.	5.000%	4/1/24	1,300	1,365
	Texas GO, Prere.	5.000%	4/1/24	665	698
	Texas GO, Prere.	5.000%	4/1/24	555	583
	Texas GO, Prere.	5.000%	4/1/24	750	788
	Texas GO, Prere.	5.000%	10/1/24	3,730	3,960
	Texas GO, Prere.	5.000%	10/1/24	47,710	50,648
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,250	2,318
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,618
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,582
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,038
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	245	267
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,013
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	1,500	1,629
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,011
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,005
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,052
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	1,002
	Texas State University System College & University Revenue	5.000%	3/15/27	1,715	1,899
	Texas State University System College & University Revenue	5.000%	3/15/28	1,400	1,547
	Texas State University System College & University Revenue	5.000%	3/15/29	150	165
	Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,543
	Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	148
	Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,245
	Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,131
	Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	107
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,086
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/22	1,770	1,796
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,285	3,377
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,080
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	281
147

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	361
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	3,430	3,605
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,795	4,104
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,060	3,309
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	920	1,012
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	3,485	3,835
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,100
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	1,878
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	105
Texas Water Development Board Water Revenue	5.000%	4/15/24	275	289
Texas Water Development Board Water Revenue	5.000%	4/15/25	265	284
Texas Water Development Board Water Revenue	5.000%	10/15/29	875	948
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,120
Texas Water Development Board Water Revenue	5.000%	10/15/31	550	594
Texas Water Development Board Water Revenue	5.000%	10/15/32	4,220	4,773
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,050	1,108
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,133
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,010	1,055
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,086
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,582
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,450
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,190
Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,478
Texas Water Development Board Water Revenue	5.000%	10/15/38	1,000	1,112
Texas Water Development Board Water Revenue	5.000%	10/15/40	4,385	4,709
Texas Water Development Board Water Revenue	4.000%	10/15/43	9,000	9,260
Texas Water Development Board Water Revenue	4.000%	10/15/44	8,490	8,708
Texas Water Development Board Water Revenue	5.000%	10/15/45	11,785	12,601
Texas Water Development Board Water Revenue	5.000%	10/15/46	4,055	4,382
Texas Water Development Board Water Revenue	5.000%	10/15/47	7,250	7,900
Texas Water Development Board Water Revenue	5.000%	4/15/49	18,965	20,735
Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	19,411
Texas Water Development Board Water Revenue	4.000%	4/15/51	1,000	1,016
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	260	290
University of Houston College & University Revenue	5.000%	2/15/26	100	109
University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,550
University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,111
University of Houston College & University Revenue	4.000%	2/15/47	150	150
University of North Texas System College & University Revenue	5.000%	4/15/38	5,000	5,415
University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,546
University of Texas System College & University Revenue	5.000%	8/15/23	465	482
University of Texas System College & University Revenue	5.000%	8/15/23	130	135
University of Texas System College & University Revenue	5.375%	8/15/23	605	630
University of Texas System College & University Revenue	5.000%	8/15/24	240	254
University of Texas System College & University Revenue	5.000%	8/15/25	1,225	1,320
148

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Texas System College & University Revenue	5.000%	8/15/25	7,440	8,020
	University of Texas System College & University Revenue	5.000%	8/15/25	595	641
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	3,611
	University of Texas System College & University Revenue	5.000%	8/15/26	3,250	3,573
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,644
	University of Texas System College & University Revenue	5.000%	8/15/27	815	911
	University of Texas System College & University Revenue	5.000%	8/15/29	5,660	6,497
	University of Texas System College & University Revenue	5.000%	8/15/30	17,615	20,475
	University of Texas System College & University Revenue	5.000%	8/15/31	1,910	2,246
	University of Texas System College & University Revenue	5.000%	8/15/43	1,050	1,061
	University of Texas System College & University Revenue	5.000%	8/15/44	700	734
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,501
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,035
	Williamson County TX GO	4.000%	2/15/28	3,000	3,211
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,462
[14]	Ysleta Independent School District GO, Prere.	4.000%	8/15/22	1,950	1,965
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,875	8,515
					1,429,410
Utah (0.4%)
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	4,950	5,020
	Jordan School District GO	4.000%	6/15/29	2,450	2,552
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	161
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	938
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,335
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,046
	University of Utah College & University Revenue	5.000%	8/1/25	1,000	1,078
	University of Utah College & University Revenue	4.000%	8/1/33	425	442
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	98
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	40	41
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	585
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	6,345	6,382
	Utah GO	5.000%	7/1/25	5,310	5,735
	Utah GO	5.000%	7/1/26	6,905	7,612
	Utah GO	5.000%	7/1/26	6,610	7,287
	Utah GO	5.000%	7/1/29	100	115
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,403
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	817
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	435
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	120	129
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	700	738
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	300	323
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,145	4,326
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	535	373
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	3,928
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	339
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	705	760
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	199
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	194
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,655	2,861
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	3,590	3,868
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	54
					61,174
149

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vermont (0.0%)
University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	170	172
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	140	142
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	207
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	206
				727
Virginia (1.7%)
Arlington County VA GO	5.000%	8/1/22	315	318
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	7,605	7,907
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	6,010
Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/47	10,505	10,545
Commonwealth of Virginia GO	5.000%	6/1/27	180	193
Fairfax County VA GO	5.000%	4/1/23	125	129
Fairfax County VA GO	5.000%	10/1/23	1,080	1,123
Fairfax County VA GO	4.000%	10/1/27	2,510	2,648
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	528
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	125	138
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	1,945	2,083
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	825	916
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	6,270	6,307
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	740	827
Hampton VA GO, Prere.	4.000%	4/1/23	500	509
Henrico County VA GO	5.000%	7/15/23	890	921
Richmond VA GO	3.375%	3/1/41	1,450	1,434
Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,154
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	152
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	151
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,615
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,805
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	6,786
University of Virginia College & University Revenue, Prere.	5.000%	12/1/22	1,350	1,376
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	5,400	5,570
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,560
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	6,000	6,281
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	160	171
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	145	158
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	320	354
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,354
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,363
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,440
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	210	238
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,728
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	7,558
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	4,730
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	2,762
150

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	4,780	5,261
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	285
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,051
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	3,610	3,860
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	410	425
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,362
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	4,168
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	5,947
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/24	23,335	24,426
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/25	13,555	14,479
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	7,446
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	3,000	3,128
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	1,766
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	258
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,568
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,650
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	445
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	1,735	1,925
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	720
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,605
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	278
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	257
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/32	380	380
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/37	165	165
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,747
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	185	185
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/34	32,995	35,164
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,591
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,085	1,188
151

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	426
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	4,065	4,305
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	10,000	11,268
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,409
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	192
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,800	4,087
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	840	903
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,160	2,401
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	445	449
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	90	91
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	1,830	1,973
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	5,980	6,431
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	2,270	2,435
Virginia Public School Authority Lease Revenue	5.000%	8/1/30	4,485	5,128
Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	1,075	1,085
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,727
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,587
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	342
				285,816
Washington (3.3%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	4,600	5,005
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,100
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	1,250	1,314
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	2,450	2,656
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	6,917
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,420
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	585	634
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,560	1,691
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	160	173
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	28,000	30,358
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,680	5,074
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,306
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	4,670	5,438
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	5,035
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	15,475	16,665
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	345	362
Energy Northwest Nuclear Revenue	5.000%	7/1/22	1,530	1,539
Energy Northwest Nuclear Revenue	5.000%	7/1/22	420	423
152

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	165	171
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,710	1,805
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	921
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	1,480	1,622
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	5,267
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	3,835	4,196
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	680	743
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,193
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,760	4,216
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	298
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	125	140
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,110	1,240
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	901
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,696
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,165	1,171
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	105
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,584
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	895	998
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,990	3,004
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,220	2,467
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/23	250	258
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	2,965	3,193
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	5,000	5,375
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	7,055	7,597
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	221
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	3,290	3,656
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,122
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,615	2,730
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	195	214
	King County WA GO	4.000%	7/1/30	5,740	6,100
	King County WA GO	5.000%	1/1/31	5,905	6,923
	King County WA GO	5.000%	1/1/32	5,035	5,900
	King County WA Sewer Revenue	4.000%	7/1/33	415	434
[1]	King County WA Sewer Revenue	5.000%	1/1/47	11,900	12,468
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	6,025	6,224
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	105	112
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,652
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,286
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,115	2,301
	Pierce County WA Sewer Revenue, Prere.	4.000%	8/1/22	55	55
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	730
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	6,270	6,316
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,130	5,167
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,400
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	821
	Seattle WA GO	4.000%	10/1/27	1,230	1,247
	Seattle WA GO	4.000%	12/1/27	1,430	1,453
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/41	17,145	17,724
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,203
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	513
153

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/45	1,070	1,145
	Spokane WA GO	4.000%	12/1/31	1,475	1,565
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,496
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	31,415	31,620
	University of Washington College & University Revenue	4.000%	12/1/41	1,765	1,816
	University of Washington College & University Revenue	3.125%	7/1/42	1,245	1,202
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,087
	University of Washington College & University Revenue	4.000%	4/1/51	2,890	2,907
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	2,500	2,515
	Washington GO	5.000%	7/1/22	320	322
	Washington GO	5.000%	7/1/22	200	201
	Washington GO	5.000%	1/1/23	115	117
	Washington GO	5.000%	7/1/23	585	605
	Washington GO	5.000%	7/1/23	1,505	1,514
	Washington GO	5.000%	7/1/23	1,510	1,561
	Washington GO	5.000%	7/1/23	410	424
	Washington GO	5.000%	8/1/23	855	885
	Washington GO	5.000%	7/1/24	135	136
	Washington GO	5.000%	7/1/24	805	850
	Washington GO	5.000%	7/1/24	525	555
	Washington GO	5.000%	7/1/24	145	153
[8]	Washington GO	5.000%	7/1/24	10,000	10,548
	Washington GO	5.000%	8/1/24	785	831
	Washington GO	4.000%	7/1/25	1,455	1,461
	Washington GO	5.000%	7/1/25	420	422
	Washington GO	5.000%	7/1/25	445	459
	Washington GO	5.000%	7/1/25	565	568
	Washington GO	5.000%	7/1/25	295	315
	Washington GO	5.000%	7/1/25	355	382
	Washington GO	5.000%	7/1/25	1,035	1,115
[8]	Washington GO	5.000%	7/1/25	20,000	21,528
	Washington GO	5.000%	8/1/25	295	318
	Washington GO	4.000%	7/1/26	2,735	2,824
[8]	Washington GO	4.000%	7/1/26	20,000	21,132
	Washington GO	5.000%	7/1/26	330	359
	Washington GO	5.000%	7/1/26	6,550	7,180
	Washington GO	4.000%	7/1/27	4,170	4,186
	Washington GO	4.000%	7/1/27	3,840	3,855
	Washington GO	5.000%	7/1/27	3,385	3,600
	Washington GO	5.000%	8/1/27	5,370	5,993
	Washington GO	4.000%	7/1/28	5,990	6,013
	Washington GO	4.000%	7/1/28	10	10
	Washington GO	5.000%	7/1/28	350	372
	Washington GO	5.000%	7/1/28	125	133
	Washington GO	5.000%	7/1/28	810	877
	Washington GO	5.000%	7/1/28	5,330	5,659
	Washington GO	5.000%	8/1/28	100	112
	Washington GO	3.000%	7/1/29	275	275
	Washington GO	5.000%	7/1/29	390	414
	Washington GO	5.000%	7/1/29	65	70
	Washington GO	5.000%	7/1/30	13,820	14,632
	Washington GO	5.000%	7/1/30	205	221
	Washington GO	5.000%	8/1/30	75	77
	Washington GO	5.000%	8/1/30	2,310	2,517
154

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	7/1/31	2,530	2,675
	Washington GO	5.000%	7/1/31	2,000	2,115
	Washington GO	5.000%	8/1/31	975	1,006
	Washington GO	5.000%	8/1/31	595	647
	Washington GO	5.000%	7/1/32	2,955	3,123
	Washington GO	5.000%	7/1/32	425	457
	Washington GO	5.000%	8/1/32	2,065	2,207
	Washington GO	5.000%	7/1/33	400	422
	Washington GO	5.000%	7/1/33	1,870	2,010
	Washington GO	5.000%	8/1/33	620	639
	Washington GO	5.000%	8/1/33	745	795
	Washington GO	5.000%	8/1/33	875	967
	Washington GO	5.000%	8/1/34	235	242
	Washington GO	5.000%	8/1/34	15	16
	Washington GO	5.000%	8/1/34	215	229
	Washington GO	5.000%	8/1/35	500	551
	Washington GO	5.000%	8/1/36	1,410	1,503
	Washington GO	5.000%	8/1/36	4,000	4,604
	Washington GO	5.000%	2/1/37	10,650	12,320
	Washington GO	5.000%	8/1/37	8,575	9,137
	Washington GO	5.000%	8/1/37	560	605
	Washington GO	5.000%	8/1/37	5,000	5,639
	Washington GO	5.000%	2/1/38	1,050	1,091
	Washington GO	5.000%	6/1/38	2,020	2,285
	Washington GO	5.000%	8/1/38	10,455	10,766
	Washington GO	5.000%	8/1/38	1,500	1,701
	Washington GO	5.000%	6/1/39	1,100	1,242
	Washington GO	5.000%	8/1/39	3,175	3,378
	Washington GO	5.000%	8/1/39	560	604
	Washington GO	5.000%	6/1/40	8,275	9,332
	Washington GO	5.000%	8/1/40	675	718
	Washington GO	5.000%	8/1/40	3,105	3,300
	Washington GO	5.000%	2/1/42	500	548
	Washington GO	5.000%	2/1/42	7,000	7,837
	Washington GO	5.000%	2/1/42	1,500	1,620
	Washington GO	5.000%	8/1/42	6,645	7,484
	Washington GO	4.000%	2/1/43	17,400	17,528
	Washington GO	5.000%	8/1/43	1,025	1,130
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,730	1,749
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,790	1,810
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	1,755	1,773
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,520	1,536
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	104
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,829
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	801
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,155	2,843
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,509
155

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State University College & University Revenue	5.000%	4/1/40	165	175
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	397
					544,376
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,230	1,254
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/22	1,140	1,156
					2,410
Wisconsin (0.7%)
	Public Finance Authority College & University Revenue	5.000%	3/1/33	6,000	6,416
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	750	807
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	967
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	245	261
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	8,375	8,909
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,828
	West De Pere School District GO	3.000%	4/1/32	2,885	2,775
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	245	269
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	756
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	582
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,056
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	50
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	1,535	1,544
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	3,005	3,348
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	560	589
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	100	111
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	780	785
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	115	119
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,293
	Wisconsin GO	5.000%	11/1/22	320	325
	Wisconsin GO	5.000%	11/1/22	25	25
	Wisconsin GO	5.000%	11/1/23	575	584
	Wisconsin GO	5.000%	11/1/23	1,515	1,578
	Wisconsin GO	5.000%	5/1/24	2,685	2,762
	Wisconsin GO	5.000%	5/1/24	120	124
	Wisconsin GO	5.000%	5/1/24	1,000	1,052
	Wisconsin GO	5.000%	11/1/24	2,225	2,365
	Wisconsin GO	5.000%	11/1/24	535	569
	Wisconsin GO	5.000%	5/1/25	8,610	9,148
	Wisconsin GO	5.000%	11/1/25	140	150
	Wisconsin GO	5.000%	5/1/26	90	96
	Wisconsin GO	5.000%	11/1/26	165	182
	Wisconsin GO	5.000%	5/1/27	2,945	3,119
	Wisconsin GO	5.000%	11/1/27	1,975	2,198
	Wisconsin GO	5.000%	5/1/28	4,250	4,492
156

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin GO	5.000%	11/1/28	2,000	2,175
Wisconsin GO	5.000%	11/1/28	220	244
Wisconsin GO	5.000%	11/1/28	2,135	2,370
Wisconsin GO	5.000%	11/1/29	1,345	1,461
Wisconsin GO	5.000%	11/1/29	3,550	3,928
Wisconsin GO	5.000%	11/1/31	1,150	1,268
Wisconsin GO	5.000%	11/1/32	3,750	4,129
Wisconsin GO	5.000%	5/1/34	3,480	3,699
Wisconsin GO	4.000%	5/1/37	12,140	12,472
Wisconsin GO	4.000%	5/1/38	13,025	13,349
Wisconsin GO	5.000%	5/1/38	3,880	4,110
Wisconsin GO, Prere.	5.000%	5/1/22	1,680	1,680
Wisconsin GO, Prere.	5.000%	5/1/22	90	90
Wisconsin GO, Prere.	5.000%	5/1/22	150	150
Wisconsin GO, Prere.	5.000%	5/1/23	620	638
Wisconsin GO, Prere.	5.000%	5/1/23	1,000	1,029
Wisconsin GO, Prere.	5.000%	5/1/23	200	206
Wisconsin GO, Prere.	5.000%	5/1/24	1,750	1,841
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	450	449
WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	690
				120,212
Total Tax-Exempt Municipal Bonds (Cost $16,868,636)				15,868,557
157

Tax-Exempt Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[15]	Vanguard Municipal Cash Management Fund (Cost $911,880)	0.402%	9,117,934	911,885
Total Investments (100.8%) (Cost $17,780,516)				16,780,442
Other Assets and Liabilities—Net (-0.8%)				(125,040)
Net Assets (100%)				16,655,402
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Step bond.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $7,318,000, representing 0.0% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
158

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,868,636)	15,868,557
Affiliated Issuers (Cost $911,880)	911,885
Total Investments in Securities	16,780,442
Investment in Vanguard	533
Cash	21,181
Receivables for Investment Securities Sold	5,331
Receivables for Accrued Income	200,807
Receivables for Capital Shares Issued	36,431
Total Assets	17,044,725
Liabilities
Payables for Investment Securities Purchased	384,663
Payables for Capital Shares Redeemed	3,926
Payables for Distributions	385
Payables to Vanguard	349
Total Liabilities	389,323
Net Assets	16,655,402
At April 30, 2022, net assets consisted of:

Paid-in Capital	17,647,881
Total Distributable Earnings (Loss)	(992,479)
Net Assets	16,655,402

ETF Shares—Net Assets
Applicable to 311,307,339 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,596,351
Net Asset Value Per Share—ETF Shares	$50.10

Admiral Shares—Net Assets
Applicable to 52,902,333 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,059,051
Net Asset Value Per Share—Admiral Shares	$20.02

See accompanying Notes, which are an integral part of the Financial Statements.
159

Tax-Exempt Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1]	133,197
Total Income	133,197
Expenses
The Vanguard Group—Note B
Investment Advisory Services	539
Management and Administrative—ETF Shares	2,641
Management and Administrative—Admiral Shares	361
Marketing and Distribution—ETF Shares	241
Marketing and Distribution—Admiral Shares	29
Custodian Fees	27
Shareholders’ Reports—ETF Shares	187
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	4
Other Expenses	13
Total Expenses	4,046
Net Investment Income	129,151
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(13,459)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,336,059)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,220,367)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $454,000, ($42,000), $2,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($4,191,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
160

Tax-Exempt Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	129,151	220,160
Realized Net Gain (Loss)	(13,459)	8,358
Change in Unrealized Appreciation (Depreciation)	(1,336,059)	30,766
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,220,367)	259,284
Distributions
ETF Shares	(117,023)	(203,649)
Admiral Shares	(7,703)	(12,827)
Total Distributions	(124,726)	(216,476)
Capital Share Transactions
ETF Shares	2,717,899	4,702,047
Admiral Shares	235,616	303,590
Net Increase (Decrease) from Capital Share Transactions	2,953,515	5,005,637
Total Increase (Decrease)	1,608,422	5,048,445
Net Assets
Beginning of Period	15,046,980	9,998,535
End of Period	16,655,402	15,046,980

See accompanying Notes, which are an integral part of the Financial Statements.
161

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$54.63	$54.17	$53.52	$50.12	$51.65	$51.67
Investment Operations
Net Investment Income[1]	.444	.937	1.129	1.262	1.161	1.045
Net Realized and Unrealized Gain (Loss) on Investments[2]	(4.540)	.467	.660	3.380	(1.595)	(.090)
Total from Investment Operations	(4.096)	1.404	1.789	4.642	(.434)	.955
Distributions
Dividends from Net Investment Income	(.434)	(.944)	(1.139)	(1.242)	(1.096)	(.975)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.434)	(.944)	(1.139)	(1.242)	(1.096)	(.975)
Net Asset Value, End of Period	$50.10	$54.63	$54.17	$53.52	$50.12	$51.65
Total Return	-7.55%	2.60%	3.38%	9.36%	-0.85%	1.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,596	$14,139	$9,397	$6,126	$3,509	$1,885
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.70%	2.10%	2.41%	2.28%	2.04%
Portfolio Turnover Rate[3]	7%	11%	8%	18%	22%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, $.00, and $0.02.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
162

Tax-Exempt Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.83	$21.64	$21.38	$20.01	$20.63	$20.65
Investment Operations
Net Investment Income[1]	.174	.366	.444	.499	.461	.415
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.815)	.188	.259	1.360	(.633)	(.039)
Total from Investment Operations	(1.641)	.554	.703	1.859	(.172)	.376
Distributions
Dividends from Net Investment Income	(.169)	(.364)	(.443)	(.489)	(.448)	(.396)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.169)	(.364)	(.443)	(.489)	(.448)	(.396)
Net Asset Value, End of Period	$20.02	$21.83	$21.64	$21.38	$20.01	$20.63
Total Return[3]	-7.56%	2.56%	3.32%	9.37%	-0.84%	1.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,059	$908	$601	$316	$200	$134
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.66%	2.06%	2.38%	2.27%	2.04%
Portfolio Turnover Rate[4]	7%	11%	8%	18%	22%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, $.00, and $.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
163

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of
164

Tax-Exempt Bond Index Fund
trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $533,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
165

Tax-Exempt Bond Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,868,557	—	15,868,557
Temporary Cash Investments	911,885	—	—	911,885
Total	911,885	15,868,557	—	16,780,442
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,780,681
Gross Unrealized Appreciation	11,811
Gross Unrealized Depreciation	(1,012,050)
Net Unrealized Appreciation (Depreciation)	(1,000,239)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $976,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2022, the fund purchased $4,233,571,000 of investment securities and sold $1,411,165,000 of investment securities, other than temporary cash investments. Purchases and sales include $541,693,000 and $423,371,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
166

Tax-Exempt Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,939,607	94,622	5,158,282	93,672
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,221,708)	(42,150)	(456,235)	(8,300)
Net Increase (Decrease)—ETF Shares	2,717,899	52,472	4,702,047	85,372
Admiral Shares
Issued	646,165	30,881	499,092	22,675
Issued in Lieu of Cash Distributions	5,819	275	10,146	462
Redeemed	(416,368)	(19,831)	(205,648)	(9,352)
Net Increase (Decrease)—Admiral Shares	235,616	11,325	303,590	13,785
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
167

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
168

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
169

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Tax-Exempt Bond Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
170

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
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Q14912 062022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 17, 2022

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.